Quarterly Report
December 31, 2020
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 1.4%
BHP Group PLC	29,285	$770,599
Glencore PLC (a)	159,839	509,086
Rio Tinto PLC	15,613	1,167,417
		2,447,102
AUSTRIA — 0.5%
Agrana Beteiligungs AG	172	3,393
ams AG (a)	3,826	83,796
ANDRITZ AG	1,044	47,877
AT&S Austria Technologie & Systemtechnik AG	371	11,848
BAWAG Group AG (b)	1,034	48,076
CA Immobilien Anlagen AG	840	32,221
DO & Co. AG (a)(c)	98	8,010
Erste Group Bank AG	4,388	133,901
EVN AG	493	10,785
Flughafen Wien AG (a)	127	4,732
IMMOFINANZ AG (a)	1,365	28,342
Lenzing AG (a)(c)	193	19,553
Mayr Melnhof Karton AG	128	25,841
Oberbank AG (a)	203	20,963
Oesterreichische Post AG (c)	468	16,434
OMV AG	2,092	84,469
Palfinger AG	193	6,116
Porr AG (a)(c)	171	2,699
Raiffeisen Bank International AG (a)	1,989	40,593
S IMMO AG	607	12,596
S&T AG (a)	710	16,766
Schoeller-Bleckmann Oilfield Equipment AG	158	6,012
Semperit AG Holding (a)	82	2,438
Strabag SE	219	7,623
Telekom Austria AG	2,006	15,537
UBM Development AG	55	2,409
UNIQA Insurance Group AG	1,707	13,367
Verbund AG	971	82,987
Vienna Insurance Group AG Wiener Versicherung Gruppe	562	14,303
Voestalpine AG	1,659	59,475
Wienerberger AG	1,706	54,439
Zumtobel Group AG	408	3,045
		920,646
BELGIUM — 1.7%
Ackermans & van Haaren NV	329	49,513
Aedifica SA REIT	513	61,701
Ageas SA/NV	2,772	147,809
AGFA-Gevaert NV (a)	2,178	10,393
Anheuser-Busch InBev SA	12,321	859,446
Ascencio REIT	77	4,518
Banque Nationale de Belgique	4	8,589
Barco NV	1,108	24,158
Befimmo SA REIT	295	13,102
Bekaert SA	524	17,413
Security Description	Shares	Value
bpost SA (a)	1,436	$14,917
Care Property Invest NV REIT	299	9,841
Cie d'Entreprises CFE (a)	103	10,536
Cie du Bois Sauvage SA	13	5,249
Cofinimmo SA REIT	417	62,145
D'ieteren SA	348	28,869
Econocom Group SA	2,044	6,190
Elia Group SA	493	58,813
Etablissements Franz Colruyt NV	758	44,954
Euronav NV	3,003	24,251
Fagron	674	15,669
Financiere de Tubize SA	314	31,735
Galapagos NV (a)	634	62,431
Gimv NV	274	16,763
Groupe Bruxelles Lambert SA	1,553	156,802
Immobel SA	60	5,007
Intervest Offices & Warehouses NV REIT	337	9,298
KBC Ancora (a)	549	23,497
KBC Group NV (a)	3,816	267,444
Kinepolis Group NV (a)(c)	216	9,184
Lotus Bakeries NV	6	27,016
Melexis NV	276	26,982
Mithra Pharmaceuticals SA (a)(c)	223	5,375
Montea CVA REIT	188	21,416
Ontex Group NV (a)(c)	968	13,028
Orange Belgium SA	413	11,016
Proximus SADP	2,305	45,717
Recticel SA	588	7,713
Retail Estates NV REIT	155	11,208
Shurgard Self Storage SA	371	16,115
Sipef NV (a)	88	4,651
Sofina SA	223	75,580
Solvay SA	1,076	127,546
Telenet Group Holding NV	642	27,556
Tessenderlo Group SA (a)	344	13,742
TINC Comm	332	5,261
UCB SA	1,854	191,640
Umicore SA	2,980	143,258
VGP NV	110	16,501
Warehouses De Pauw CVA REIT	1,862	64,383
Xior Student Housing NV REIT	223	13,397
		2,929,338
BRAZIL — 0.1%
Yara International ASA	2,549	105,986
CHILE — 0.1%
Antofagasta PLC	5,681	111,864
CHINA — 0.4%
Prosus NV	6,464	698,842
DENMARK — 3.7%
ALK-Abello A/S (a)	99	40,684
Alm Brand A/S (a)	993	11,981
Ambu A/S Class B	2,461	106,474
AP Moller - Maersk A/S Class A	45	93,573

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
AP Moller - Maersk A/S Class B	87	$194,422
Asetek A/S (a)	220	2,796
Bavarian Nordic A/S (a)(c)	825	25,359
Better Collective A/S (a)	241	4,446
Carlsberg AS Class B	1,507	241,576
Chemometec A/S	174	16,532
Chr. Hansen Holding A/S (a)	1,511	155,583
Coloplast A/S Class B	1,749	267,259
D/S Norden A/S	394	7,098
Danske Bank A/S (a)	10,048	166,242
Demant A/S (a)	1,165	46,075
Dfds A/S (a)	501	22,664
Drilling Co. of 1972 A/S (a)(c)	302	9,566
DSV Panalpina A/S	3,008	504,341
FLSmidth & Co. A/S (a)	602	23,037
Genmab A/S (a)	959	388,266
GN Store Nord A/S	1,907	152,723
H Lundbeck A/S	908	31,165
ISS A/S (a)	2,314	40,091
Jyske Bank A/S (a)	871	33,374
Netcompany Group A/S (a)(b)	658	67,330
NKT A/S (a)	500	22,290
Novo Nordisk A/S Class B	24,611	1,726,027
Novozymes A/S Class B	3,042	174,764
Orsted A/S (b)	2,739	559,866
Pandora A/S	1,467	164,219
Per Aarsleff Holding A/S	280	14,199
Ringkjoebing Landbobank A/S	438	39,887
Rockwool International A/S Class A	82	27,632
Rockwool International A/S Class B	137	51,300
Royal Unibrew A/S	623	72,362
Scandinavian Tobacco Group A/S Class A (b)	929	15,897
Schouw & Co. A/S	189	19,138
SimCorp A/S	593	88,265
Spar Nord Bank A/S (a)	1,257	12,356
Sydbank A/S (a)	907	20,053
Topdanmark A/S	704	30,574
Tryg A/S	1,774	56,018
Vestas Wind Systems A/S	2,891	684,079
Zealand Pharma A/S (a)	438	15,883
		6,447,466
EGYPT — 0.0% (d)
Centamin PLC	16,939	28,642
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F (a)	793	56,729
FINLAND — 2.3%
Aktia Bank Oyj (a)	929	11,128
Alma Media Oyj	494	5,392
Altia Oyj	340	4,152
Asiakastieto Group Oyj (b)	311	12,786
Aspo Oyj	379	3,895
BasWare Oyj (a)	193	9,918
Security Description	Shares	Value
Bittium Oyj (a)(c)	524	$3,712
CapMan Oyj Class B	2,249	6,370
Cargotec Oyj Class B	584	24,166
Caverion Oyj (a)	1,315	9,348
Citycon Oyj	1,341	13,011
Elisa Oyj	2,205	121,056
eQ Oyj	112	2,295
Finnair Oyj (a)	9,114	8,447
Fiskars Oyj Abp	733	13,435
Fortum Oyj	6,411	154,530
F-Secure Oyj (a)	1,452	6,813
Harvia Oyj	158	4,736
Huhtamaki Oyj	1,404	72,597
Kamux Corp.	390	6,490
Kemira Oyj	1,543	24,430
Kesko Oyj Class A	1,299	31,788
Kesko Oyj Class B	4,007	103,154
Kojamo Oyj	2,980	65,996
Kone Oyj Class B	5,954	484,162
Konecranes Oyj	956	33,664
Lassila & Tikanoja Oyj	532	9,803
Marimekko Oyj (a)	52	2,898
Metsa Board Oyj	2,943	31,040
Musti Group Oyj	334	10,029
Neles Oyj	1,230	16,336
Neste Oyj	6,243	451,901
Nokia Oyj (a)	77,769	299,831
Nokian Renkaat Oyj (c)	1,933	68,163
Nordea Bank Abp (a)	49,452	404,766
Olvi Oyj Class A	235	13,945
Oriola Oyj Class B	1,643	3,824
Orion Oyj Class A	471	21,553
Orion Oyj Class B	1,533	70,395
Outokumpu Oyj (a)(c)	4,779	18,828
Outotec Oyj	10,129	101,316
Ponsse Oyj	158	5,645
QT Group Oyj (a)	274	19,311
Raisio Oyj Class V	1,841	7,186
Revenio Group Oyj	387	23,818
Rovio Entertainment Oyj (b)	705	5,443
Sampo Oyj Class A	7,389	312,541
Sanoma Oyj	1,198	20,140
Stora Enso Oyj Class A	391	7,607
Stora Enso Oyj Class R	8,971	171,727
Terveystalo Oyj (b)	1,155	14,188
TietoEVRY Oyj	1,233	40,522
Tikkurila Oyj	528	16,119
Tokmanni Group Corp.	705	14,009
UPM-Kymmene Oyj	7,838	292,213
Uponor Oyj	809	17,976
Vaisala Oyj Class A	396	19,551
Valmet Oyj	1,955	55,878
Wartsila OYJ Abp	7,138	71,180
YIT Oyj (c)	2,517	15,189
		3,892,342

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
FRANCE — 15.3%
Accor SA (a)	2,406	$87,138
Adevinta ASA (a)	3,281	55,182
Aeroports de Paris (a)	408	52,966
Air France-KLM (a)	3,399	21,293
Air Liquide SA	6,890	1,131,762
Airbus SE (a)	8,437	926,807
ALD SA (b)	1,196	16,829
Alstom SA (a)	3,947	225,096
Altarea SCA REIT	51	8,948
Alten SA (a)	425	48,179
Amundi SA (a)(b)	884	72,252
ARGAN SA	122	12,479
Arkema SA	1,055	120,694
Atos SE (a)	1,583	144,840
AXA SA	30,073	717,960
BioMerieux	734	103,639
BNP Paribas SA (a)	16,771	884,521
Bollore SA	13,414	55,508
Bouygues SA	4,331	178,318
Bureau Veritas SA (a)	4,267	113,607
Capgemini SE	2,502	388,176
Carmila SA REIT	922	13,289
Carrefour SA	8,460	145,228
Casino Guichard Perrachon SA (a)(c)	677	20,866
CGG SA (a)	10,408	10,315
Christian Dior SE	70	38,936
Cie de Saint-Gobain (a)	7,770	356,512
Cie Generale des Etablissements Michelin SCA	2,584	331,815
Cie Plastic Omnium SA	905	31,248
CNP Assurances (a)	2,072	33,414
Coface SA (a)	1,275	12,808
Covivio REIT	794	73,202
Covivio Hotels SACA REIT	1,030	22,496
Credit Agricole SA (a)	18,402	232,363
Danone SA	9,434	620,550
Dassault Aviation SA (a)	35	38,413
Dassault Systemes SE	2,045	415,734
Edenred	3,569	202,665
Eiffage SA (a)	1,437	138,971
Electricite de France SA (a)	7,287	114,972
Elior Group SA (b)	1,480	9,996
Elis SA (a)	2,848	47,496
Engie SA (a)	27,306	418,296
EssilorLuxottica SA	4,356	679,814
Eurazeo SE (a)	672	45,634
Eutelsat Communications SA	2,255	25,549
Faurecia SE (a)	1,088	55,792
Financiere de L'Odet SA	11	10,579
Fnac Darty SA (a)	254	16,378
Gaztransport Et Technigaz SA	323	31,300
Gecina SA REIT	701	108,329
Getlink SE (a)	6,406	111,144
Hermes International	516	555,337
Security Description	Shares	Value
ICADE REIT	494	$38,019
Iliad SA	265	54,505
Imerys SA	478	22,611
Interparfums SA (a)	214	11,246
Ipsen SA	535	44,447
IPSOS	584	19,722
JCDecaux SA (a)	1,102	25,120
Kaufman & Broad SA	253	11,330
Kering SA	1,084	788,369
Klepierre SA REIT	3,079	69,281
Korian SA (a)	879	33,706
La Francaise des Jeux SAEM (b)	1,780	81,476
Lagardere SCA (a)	462	11,577
Legrand SA	3,900	348,345
L'Oreal SA	3,550	1,349,992
LVMH Moet Hennessy Louis Vuitton SE	3,861	2,413,556
Maisons du Monde SA (a)(b)	665	12,164
Mercialys SA REIT	982	8,675
Metropole Television SA (a)	823	13,353
Natixis SA (a)	13,567	46,297
Neoen SA (a)(b)	458	35,136
Nexans SA (a)	408	29,578
Nexity SA	606	26,293
Orange SA	28,952	344,819
Orpea SA (a)	790	103,958
Pernod Ricard SA	2,919	560,018
Peugeot SA (a)(c)	8,146	222,963
Publicis Groupe SA	3,280	163,580
Quadient SA	506	9,739
Remy Cointreau SA	314	58,513
Renault SA (a)	3,033	132,706
Rexel SA (a)	3,538	55,821
Robertet SA	8	8,859
Rothschild & Co. (a)	577	18,285
Rubis SCA	1,392	64,687
Safran SA (a)	5,144	729,782
Sanofi	16,604	1,598,855
Sartorius Stedim Biotech	344	122,566
Schneider Electric SE	8,251	1,194,299
SCOR SE (a)	2,500	80,815
SEB SA	410	74,747
Societe BIC SA	378	21,395
Societe Generale SA (a)	12,353	257,279
Sodexo SA	1,245	105,444
SOITEC (a)	358	69,778
Somfy SA	137	23,233
Sopra Steria Group (a)	243	39,306
SPIE SA (a)	1,877	40,902
Suez SA	5,644	112,011
Teleperformance	854	283,485
Television Francaise 1 (a)(c)	1,741	14,038
Thales SA	1,554	142,415
Tikehau Capital SCA	645	20,282
TOTAL SE	38,621	1,668,092
Trigano SA	119	21,083

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Ubisoft Entertainment SA (a)	1,545	$149,038
Unibail-Rodamco-Westfield REIT	1,894	149,658
Valeo SA	3,277	129,429
Veolia Environnement SA	7,753	189,819
Verallia SASU (b)	453	16,101
Vicat SA	254	10,675
Vinci SA	8,205	816,792
Vivendi SA	12,643	408,081
Wendel SE	404	48,418
Worldline SA (a)(b)	3,407	329,739
		26,441,938
GERMANY — 13.6%
1&1 Drillisch AG	644	16,106
Aareal Bank AG (a)	880	21,050
Adidas AG (a)	2,714	989,241
ADLER Group SA (a)(b)	1,131	40,131
AIXTRON SE (a)	1,658	28,939
Allianz SE	6,001	1,473,644
alstria office REIT-AG	2,774	50,233
Amadeus Fire AG (a)	77	11,343
Aroundtown SA	14,279	106,923
Aurubis AG	498	38,790
BASF SE	13,361	1,058,033
Bayer AG	14,349	845,444
Bayerische Motoren Werke AG	4,703	415,637
Bayerische Motoren Werke AG Preference Shares	823	55,585
Bechtle AG	408	89,059
Beiersdorf AG	1,442	166,626
Bilfinger SE	446	14,112
Brenntag AG	2,261	175,227
CANCOM SE	615	34,133
Carl Zeiss Meditec AG	536	71,419
CECONOMY AG (a)	2,467	17,100
Commerzbank AG (a)	14,569	93,871
CompuGroup Medical SE & Co. KgaA	426	40,969
Continental AG	1,566	232,325
Covestro AG (b)	2,561	158,180
CTS Eventim AG & Co. KGaA (a)	795	52,916
Daimler AG	12,207	863,144
Delivery Hero SE (a)(b)	2,137	332,070
Dermapharm Holding SE	249	17,354
Deutsche Bank AG (a)	30,346	332,275
Deutsche Boerse AG	2,758	469,906
Deutsche EuroShop AG (a)	733	16,547
Deutsche Lufthansa AG (a)	4,716	62,405
Deutsche Pfandbriefbank AG (a)(b)	1,968	21,178
Deutsche Post AG	14,434	715,259
Deutsche Telekom AG	47,153	862,815
Deutsche Wohnen SE	4,911	262,527
Deutz AG (a)	1,774	11,070
DMG Mori AG	133	6,688
Duerr AG	721	29,465
Security Description	Shares	Value
DWS Group GmbH & Co. KGaA (b)	456	$19,416
E.ON SE	32,903	364,903
EnBW Energie Baden-Wuerttemberg AG	265	17,995
Encavis AG	1,416	36,990
Evonik Industries AG	2,920	95,321
Evotec SE (a)	1,786	66,170
Fielmann AG (a)	344	27,969
Fraport AG Frankfurt Airport Services Worldwide (a)	545	32,915
Freenet AG	1,875	39,448
Fresenius Medical Care AG & Co. KGaA	3,068	256,013
Fresenius SE & Co. KGaA	6,037	279,508
Fuchs Petrolub SE Preference Shares	1,020	57,958
Fuchs Petrolub SE	464	21,488
GEA Group AG	2,169	77,706
Gerresheimer AG	413	44,342
Grand City Properties SA	1,515	38,853
GRENKE AG	404	19,189
Hamborner REIT AG	1,025	11,296
Hannover Rueck SE	883	140,775
Hapag-Lloyd AG (b)	107	12,032
HeidelbergCement AG	2,169	162,471
Hella GmbH & Co. KGaA (a)	650	42,072
HelloFresh SE (a)	2,233	172,674
Henkel AG & Co. KGaA Preference Shares	2,616	295,434
Henkel AG & Co. KGaA	1,481	142,882
HOCHTIEF AG	327	31,828
HUGO BOSS AG	928	30,987
Hypoport AG (a)	63	39,698
Indus Holding AG	268	10,526
Infineon Technologies AG	19,050	731,658
Instone Real Estate Group AG (a)(b)	543	13,952
Jenoptik AG	747	22,959
Jungheinrich AG Preference Shares	704	31,527
K+S AG	2,800	26,681
KION Group AG	922	80,277
Kloeckner & Co. SE (a)	1,094	10,715
Knorr-Bremse AG	949	129,677
Krones AG	223	18,022
KWS SAA t SE & Co. KGaA	145	11,532
LANXESS AG	1,150	88,309
LEG Immobilien AG	1,070	166,347
MAN SE	108	5,656
Merck KGaA	1,877	322,328
METRO AG	1,723	19,387
MorphoSys AG (a)	468	53,723
MTU Aero Engines AG	788	205,751
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,057	611,089

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Nemetschek SE	794	$58,679
New Work SE	47	16,102
Nordex SE (a)	914	24,782
Norma Group SE	464	23,776
OSRAM Licht AG (a)	424	26,998
PATRIZIA AG	651	20,909
Pfeiffer Vacuum Technology AG	73	14,005
Porsche Automobil Holding SE Preference Shares	2,246	154,992
ProSiebenSat.1 Media SE (a)	2,649	44,583
Puma SE (a)	1,235	139,443
Rational AG	73	68,017
Rheinmetall AG	641	67,904
RWE AG	9,854	416,806
Salzgitter AG (a)	558	14,816
SAP SE	15,909	2,087,086
Sartorius AG Preference Shares	354	148,826
Sartorius AG	32	13,508
Schaeffler AG Preference Shares	2,436	20,372
Scout24 AG (b)	1,467	120,351
Siemens AG	10,890	1,565,890
Siemens Energy AG (a)	6,882	252,614
Siemens Healthineers AG (b)	3,245	166,678
Siltronic AG	306	47,961
Sixt SE (a)	187	22,469
Sixt SE Preference Shares	244	17,137
Software AG	719	29,330
Softwareone Holding AG	1,348	39,954
Stabilus SA	363	25,627
STRATEC SE	93	13,973
Stroeer SE & Co. KGaA	378	37,463
Suedzucker AG	983	14,036
Symrise AG	1,870	248,023
TAG Immobilien AG	2,146	68,007
Talanx AG (a)	777	30,194
TeamViewer AG (a)(b)	2,078	111,439
Telefonica Deutschland Holding AG	13,418	37,022
Thyssenkrupp AG (a)	5,741	57,066
TRATON SE	844	23,344
TUI AG	6,461	40,485
Uniper SE	1,290	44,573
United Internet AG	1,706	71,868
Varta AG (a)(c)	235	33,987
Volkswagen AG	420	87,413
Volkswagen AG Preference Shares	2,688	501,294
Vonovia SE	7,702	563,165
Wacker Chemie AG	254	36,284
Wacker Neuson SE (a)	438	9,384
Washtec AG (a)	197	10,521
Zalando SE (a)(b)	2,535	282,441
zooplus AG (a)	95	19,737
		23,429,522
Security Description	Shares	Value
GREECE — 0.0% (d)
Energean PLC (a)	2,329	$22,960
INDIA — 0.0% (d)
Rhi Magnesita NV	397	19,026
IRELAND — 1.2%
AIB Group PLC (a)	11,490	23,632
Bank of Ireland Group PLC (a)	13,691	55,280
C&C Group PLC (a)	4,701	14,619
Cairn Homes PLC (a)	10,980	12,924
COSMO Pharmaceuticals NV (a)(c)	93	8,943
CRH PLC	11,609	483,227
Flutter Entertainment PLC (a)	2,283	466,213
Glanbia PLC	2,973	37,758
Greencore Group PLC	6,536	10,409
Hibernia REIT PLC	10,134	14,309
Kerry Group PLC Class A	2,247	325,794
Kingspan Group PLC (a)	2,283	160,339
Ryanair Holdings PLC ADR (a)	1,424	156,612
Smurfit Kappa Group PLC	3,478	161,879
UDG Healthcare PLC	3,759	40,079
		1,972,017
ITALY — 3.5%
A2A SpA	22,956	36,641
ACEA SpA	644	13,514
AMCO - Asset Management Co. SpA (a)(c)(e)	98	—
Amplifon SpA (a)	1,829	76,177
Anima Holding SpA (b)	4,089	19,422
Ascopiave SpA	966	4,296
Assicurazioni Generali SpA	18,646	325,332
ASTM SpA (a)	1,032	26,012
Atlantia SpA (a)	7,640	137,555
Autogrill SpA (a)	1,863	12,469
Avio SpA (a)	248	3,441
Azimut Holding SpA	1,590	34,571
Banca Farmafactoring SpA (a)(b)	1,680	10,154
Banca Generali SpA (a)	855	28,497
Banca IFIS SpA (a)	394	4,423
Banca Mediolanum SpA	3,207	27,860
Banca Monte dei Paschi di Siena SpA (a)(c)	5,101	6,510
Banca Popolare di Sondrio SCPA (a)	6,643	17,882
Banco BPM SpA (a)	22,205	49,121
BF SpA	831	3,762
BPER Banca (a)	13,693	24,880
Brembo SpA (a)	2,277	30,089
Brunello Cucinelli SpA (a)(c)	491	21,447
Buzzi Unicem SpA (f)	597	9,584
Buzzi Unicem SpA (f)	998	23,812
Carel Industries SpA (b)	588	13,799
Cementir Holding NV	674	5,484
Cerved Group SpA (a)	2,860	26,070

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CIR SpA-Compagnie Industriali (a)	13,125	$7,066
Credito Emiliano SpA (a)	1,094	5,903
Credito Valtellinese SpA (a)	972	13,729
Danieli & C Officine Meccaniche SpA	534	6,272
Datalogic SpA	184	3,152
Davide Campari-Milano NV	6,554	74,899
De' Longhi SpA	943	29,745
DiaSorin SpA	380	79,088
doValue SpA (a)(b)	584	6,895
Enav SpA (b)	3,709	16,328
Enel SpA	113,020	1,144,452
Eni SpA	36,448	381,206
ERG SpA	824	23,592
Falck Renewables SpA	1,710	13,788
Ferrari NV	1,769	408,325
Fila SpA (a)	374	4,196
Fincantieri SpA (a)(c)	7,146	4,796
FinecoBank Banca Fineco SpA (a)	8,923	146,298
Gruppo MutuiOnline SpA	364	15,521
Guala Closures SpA (a)	832	8,378
GVS SpA (a)(b)	905	16,887
Hera SpA	11,426	41,661
Illimity Bank SpA (a)	873	9,603
IMA Industria Macchine Automatiche SpA (a)(c)	309	25,671
Infrastrutture Wireless Italiane SpA (b)	4,745	57,651
Interpump Group SpA	1,253	61,846
Intesa Sanpaolo SpA (a)	267,228	625,357
Iren SpA	9,584	24,931
Italgas SpA	7,168	45,606
Italmobiliare SpA	314	11,257
Juventus Football Club SpA (a)(c)	3,874	3,861
Leonardo SpA	5,915	42,772
Maire Tecnimont SpA (a)(c)	2,357	5,254
MARR SpA (a)	485	10,005
Mediaset SpA (a)	4,679	11,942
Mediobanca Banca di Credito Finanziario SpA (a)	9,261	85,438
Moncler SpA (a)	2,889	177,237
Nexi SpA (a)(b)	7,225	144,448
Piaggio & C SpA	2,621	8,646
Pirelli & C SpA (a)(b)(c)	5,588	30,309
Poste Italiane SpA (b)	6,840	69,631
Prysmian SpA	3,930	139,833
RAI Way SpA (b)	1,394	9,313
Recordati Industria Chimica e Farmaceutica SpA	1,480	82,086
Reply SpA	192	22,388
Saipem SpA (c)	8,432	22,749
Salvatore Ferragamo SpA (a)(c)	719	13,953
Saras SpA (a)(c)	8,360	6,081
Sesa SpA (a)	77	9,704
Security Description	Shares	Value
Snam SpA	30,628	$172,422
Societa Cattolica di Assicurazioni SC (a)(c)	2,556	14,342
SOL SpA	531	9,096
Tamburi Investment Partners SpA	1,810	15,259
Technogym SpA (a)(b)	1,630	18,428
Telecom Italia SpA (f)	147,438	68,082
Telecom Italia SpA (f)	88,347	45,811
Terna Rete Elettrica Nazionale SpA	20,665	158,029
Tod's SpA (a)(c)	184	6,407
UniCredit SpA (a)	32,423	303,405
Unipol Gruppo SpA (a)	6,343	30,345
UnipolSai Assicurazioni SpA	5,784	15,357
Webuild SpA (c)	6,526	9,438
Zignago Vetro SpA	344	5,758
		6,074,732
KAZAKHSTAN — 0.0% (d)
KAZ Minerals PLC	4,670	42,132
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	163	9,681
LUXEMBOURG — 0.4%
APERAM SA	748	31,246
ArcelorMittal SA (a)	10,268	237,197
Brederode SA	180	17,884
Eurofins Scientific SE (a)	1,858	156,020
Kernel Holding SA	723	9,566
RTL Group SA (a)	563	27,375
SES SA	5,618	53,039
Solutions 30 SE (a)	1,109	14,275
Tenaris SA	6,845	55,477
		602,079
MALTA — 0.0% (d)
Catena Media PLC (a)	1,073	3,658
Kindred Group PLC SDR (a)	3,371	33,068
		36,726
MEXICO — 0.0% (d)
Fresnillo PLC	2,704	41,749
NETHERLANDS — 6.7%
Aalberts NV	1,406	62,723
ABN AMRO Bank NV (a)(b)	6,905	67,758
Adyen NV (a)(b)	407	948,661
Aegon NV	26,621	105,371
Akzo Nobel NV	2,833	304,551
Altice Europe NV (a)	9,014	58,763
Arcadis NV (a)(c)	1,091	36,095
Argenx SE (a)	682	201,940
ASM International NV	677	149,060
ASML Holding NV	6,198	3,014,845
ASR Nederland NV	2,068	83,120
BE Semiconductor Industries NV	1,116	67,701
Boskalis Westminster (a)	1,183	32,626

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Corbion NV	705	$39,809
Euronext NV (b)	782	86,257
EXOR NV	1,662	134,661
Flow Traders (b)	528	17,482
GrandVision NV (a)(b)	869	27,113
Heineken Holding NV	1,517	143,014
Heineken NV	3,483	388,745
IMCD NV	770	98,217
ING Groep NV (a)	56,885	531,826
Intertrust NV (a)(b)	1,326	22,519
JDE Peet's NV (a)	1,169	52,851
Just Eat Takeaway (a)(b)	507	57,245
Just Eat Takeaway.com NV (a)(b)(c)	1,212	137,024
Koninklijke Ahold Delhaize NV	14,914	421,712
Koninklijke DSM NV	2,632	453,430
Koninklijke KPN NV	51,693	157,300
Koninklijke Philips NV (a)	13,296	712,227
Koninklijke Vopak NV	972	51,128
NN Group NV	4,700	204,322
OCI NV (a)	1,226	23,581
Randstad NV (a)	1,785	116,278
Royal Dutch Shell PLC Class B	53,909	928,063
Royal Dutch Shell PLC Class A	59,670	1,066,957
SBM Offshore NV	2,403	45,764
Shop Apotheke Europe NV (a)(b)	220	39,893
Signify NV (a)(b)	1,834	77,485
TKH Group NV	590	28,544
VEON, Ltd. (c)	9,046	14,344
Wolters Kluwer NV	3,878	327,685
		11,538,690
NORWAY — 1.3%
ABG Sundal Collier Holding ASA	6,326	4,714
AF Gruppen ASA	807	16,551
Akastor ASA (a)	2,055	1,699
Aker ASA Class A	360	23,546
Aker BP ASA	1,584	39,998
Aker Solutions ASA (a)	3,396	6,524
American Shipping Co. ASA	720	2,371
ArcticZymes Technologies ASA (a)	478	3,551
Arcus ASA (b)	479	2,406
Arendals Fossekompani A/S	189	4,062
Atea ASA	1,206	17,072
Atlantic Sapphire ASA (a)	908	12,726
Austevoll Seafood ASA	1,323	13,552
Avance Gas Holding, Ltd. (b)(c)	685	3,290
Axactor SE (a)	1,705	2,131
B2Holding ASA (a)	4,236	3,671
Bergenbio ASA (a)	844	3,174
Bonheur ASA	313	8,847
Borregaard ASA	1,392	23,054
Bouvet ASA	133	11,029
BW Offshore, Ltd.	1,361	5,996
Crayon Group Holding ASA (a)(b)	475	6,979
Security Description	Shares	Value
DNB ASA (a)	12,923	$253,571
DNO ASA (a)	9,454	7,584
Elkem ASA (b)	3,561	11,804
Entra ASA (b)(c)	2,650	60,107
Equinor ASA	15,567	263,542
Europris ASA (b)	2,446	14,598
Fjord1 ASA (a)(b)	597	2,998
Fjordkraft Holding ASA (b)	945	9,238
Frontline, Ltd.	1,214	7,699
Gjensidige Forsikring ASA	2,767	61,856
Grieg Seafood ASA (c)	727	7,217
Hexagon Composites ASA (a)	1,614	10,311
Hexagon Purus Holding A/S (a)	208	1,212
Kid ASA (b)	373	4,156
Kitron ASA	2,447	5,179
Komplett Bank ASA (a)(c)	1,994	2,096
Kongsberg Gruppen ASA	1,321	27,185
Leroy Seafood Group ASA	4,130	29,212
LINK Mobility Group Holding ASA (a)	2,030	11,015
Medistim ASA	163	4,759
Mowi ASA	6,497	144,935
Multiconsult ASA (b)	312	4,701
NEL ASA (a)	22,147	74,910
Nordic Nanovector ASA (a)(c)	726	1,332
Nordic Semiconductor ASA (a)	2,379	38,344
Norsk Hydro ASA	19,939	92,826
Norway Royal Salmon ASA	348	8,722
Norwegian Energy Co. ASA (a)	335	5,536
Norwegian Finans Holding ASA (a)	2,292	19,582
Norwegian Property ASA	2,678	4,113
NRC Group ASA (a)	572	2,121
NTS ASA	381	3,782
Ocean Yield ASA (c)	896	2,778
Odfjell Drilling, Ltd. (a)(c)	1,392	2,787
Olav Thon Eiendomsselskap ASA (a)	438	9,387
Orkla ASA	10,930	111,062
Otello Corp. ASA (a)(c)	1,777	5,625
Panoro Energy ASA (a)	941	1,699
Pareto Bank ASA	606	2,782
PCI Biotech Holding ASA (a)	456	1,486
Pexip Holding ASA (a)	1,317	10,106
PGS ASA (a)	5,620	3,443
PhotoCure ASA (a)	354	4,407
Protector Forsikring ASA (a)	1,018	7,086
Salmar ASA	793	46,643
Sandnes Sparebank	284	2,468
SATS ASA (a)	988	2,666
Sbanken ASA (a)(b)	1,177	9,472
Scatec ASA (b)	1,565	62,403
Schibsted ASA Class A (a)	1,171	50,098
Schibsted ASA Class B (a)	1,483	55,392
Self Storage Group ASA (a)	932	2,830
Selvaag Bolig ASA	642	4,342

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SpareBank 1 B.V.	564	$2,721
SpareBank 1 Nord Norge	1,474	12,843
SpareBank 1 Oestlandet	644	7,356
SpareBank 1 SMN	1,900	21,659
SpareBank 1 SR-Bank ASA (a)	2,686	28,548
Sparebanken More	121	4,183
Sparebanken Vest	1,847	15,618
Stolt-Nielsen, Ltd.	348	4,471
Storebrand ASA (a)	6,854	51,393
Telenor ASA	8,994	153,262
TGS Nopec Geophysical Co. ASA	1,742	26,999
Tomra Systems ASA	1,785	88,104
Veidekke ASA	1,601	20,719
Wallenius Wilhelmsen ASA (a)	1,512	4,097
Wilh Wilhelmsen Holding ASA Class A	200	3,948
Wilh Wilhelmsen Holding ASA Class B	138	2,708
XXL ASA (a)(b)	2,442	5,508
		2,266,285
POLAND — 0.6%
11 bit studios SA (a)	29	3,689
AB SA	193	1,652
Ac SA	125	1,174
Agora SA (a)	523	1,013
Alior Bank SA (a)	1,303	5,935
Allegro.eu SA (a)(b)	4,136	94,020
Alumetal SA (a)	153	1,930
Ambra SA	142	732
Amica SA	77	3,034
Apator SA	374	2,399
Asseco Business Solutions SA	261	2,578
Asseco Poland SA	820	14,987
Asseco South Eastern Europe SA	374	4,316
Atal SA (a)	97	846
Atrium European Real Estate, Ltd.	2,284	7,000
Auto Partner SA (a)	964	2,065
Bank Handlowy w Warszawie SA (a)	479	4,519
Bank Millennium SA (a)	8,876	7,790
Bank Ochrony Srodowiska SA (a)	494	796
Bank Polska Kasa Opieki SA (a)	2,347	38,487
Benefit Systems SA (a)	19	4,253
Bioton SA (a)	553	643
BNP PARIBAS BANK POLSKA SA (a)	244	4,165
Boryszew SA (a)	1,119	934
Budimex SA	167	13,782
CCC SA (a)	440	10,335
CD Projekt SA (a)	988	72,841
Celon Pharma SA	222	2,416
Ciech SA (a)	374	3,232
Security Description	Shares	Value
ComArch SA	73	$3,811
Comp SA (a)	64	931
Cyfrowy Polsat SA	3,998	32,491
Datawalk SA (a)	43	2,216
Develia SA (a)	6,560	3,468
Dino Polska SA (a)(b)	704	54,680
Dom Development SA	118	3,610
Echo Investment SA (a)	2,652	2,876
Enea SA (a)	3,138	5,504
Enter Air SA (a)	124	1,298
Eurocash SA (a)	1,154	4,352
Fabryki Mebli Forte SA (a)	206	2,267
Famur SA (a)	4,440	2,681
Ferro SA	254	1,704
Firma Oponiarska Debica SA	25	523
Globe Trade Centre SA (a)	2,739	5,293
Grupa Azoty SA (a)	692	5,098
Grupa Kety SA	138	18,204
Grupa Lotos SA	1,272	14,150
ING Bank Slaski SA (a)	477	21,891
Inter Cars SA (a)	133	8,424
Jastrzebska Spolka Weglowa SA (a)	770	5,363
KGHM Polska Miedz SA (a)	1,997	98,081
KRUK SA (a)	203	7,736
LiveChat Software SA	197	5,552
LPP SA (a)	16	35,577
Lubelski Wegiel Bogdanka SA (a)	164	845
Mabion SA (a)	122	679
Mangata Holding SA (a)	34	579
mBank SA (a)	193	9,282
MCI Capital SA (a)	223	937
Medicalgorithmics SA (a)	43	262
Mennica Polska SA	339	1,756
Mercator Medical SA (a)	34	3,851
MLP Group SA	88	1,960
Netia SA (a)	1,392	1,890
NEWAG SA	314	2,208
Orange Polska SA (a)	9,483	16,772
PCC Rokita SA	47	653
PGE Polska Grupa Energetyczna SA (a)	11,674	20,365
PKP Cargo SA (a)	438	1,611
PlayWay SA	17	2,888
Polenergia SA (a)	217	3,157
Polimex-Mostostal SA (a)	981	979
Polski Bank Komorek Macierzystych SA (a)	61	1,244
Polski Koncern Naftowy ORLEN SA	4,541	70,345
Polskie Gornictwo Naftowe i Gazownictwo SA	23,816	35,424
Powszechna Kasa Oszczednosci Bank Polski SA (a)	12,929	99,657
Powszechny Zaklad Ubezpieczen SA (a)	8,327	72,319

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Poznanska Korporacja Budowlana Pekabex SA	142	$644
Rainbow Tours SA (a)	107	678
Sanok Rubber Co. SA (a)	349	1,831
Santander Bank Polska SA (a)	489	24,371
Selvita SA (a)(f)	133	1,756
Selvita SA (a)(f)	129	1,707
Sniezka SA	77	1,839
Stalexport Autostrady SA	1,407	1,284
Stalprodukt SA (a)	31	2,500
Tauron Polska Energia SA (a)	15,300	11,177
TEN Square Games SA	47	6,950
Vigo System SA (a)	8	1,213
VRG SA (a)	2,639	1,962
Warsaw Stock Exchange	403	4,943
Wawel SA	13	2,038
Wielton SA (a)	344	623
Wirtualna Polska Holding SA (a)	254	6,340
Zaklady Tluszczowe Kruszwica SA	37	655
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	92	864
Zespol Elektrowni Patnow Adamow Konin SA (a)	362	900
		1,083,282
PORTUGAL — 0.3%
Altri SGPS SA	1,233	7,784
Banco Comercial Portugues SA Class R (a)	117,975	17,784
Corticeira Amorim SGPS SA	554	7,863
CTT-Correios de Portugal SA (a)	1,912	5,498
EDP - Energias de Portugal SA	40,880	257,896
Galp Energia SGPS SA	7,194	77,055
Jeronimo Martins SGPS SA	3,580	60,536
Navigator Co. SA	3,221	9,845
NOS SGPS SA	3,609	12,620
REN - Redes Energeticas Nacionais SGPS SA	5,151	14,905
Semapa-Sociedade de Investimento e Gestao	333	3,667
Sonae SGPS SA	13,867	11,224
		486,677
RUSSIA — 0.1%
Evraz PLC	8,534	55,015
Polymetal International PLC	5,434	125,124
		180,139
SINGAPORE — 0.0% (d)
BW LPG, Ltd. (b)	1,101	7,587
Hafnia, Ltd.	1,877	3,494
		11,081
SOUTH AFRICA — 0.4%
Anglo American PLC	18,358	608,415
Security Description	Shares	Value
Investec PLC	9,497	$24,315
		632,730
SPAIN — 3.9%
Acciona SA	313	44,693
Acerinox SA	2,206	24,384
ACS Actividades de Construccion y Servicios SA	3,467	115,172
Aedas Homes SA (a)(b)	300	7,745
Aena SME SA (a)(b)	1,078	187,560
Almirall SA	877	11,718
Amadeus IT Group SA	6,542	476,746
AmRest Holdings SE (a)	1,064	7,910
Applus Services SA (a)	2,098	23,154
Banco Bilbao Vizcaya Argentaria SA	97,906	483,364
Banco de Sabadell SA	83,715	36,260
Banco Santander SA (a)	252,138	782,982
Bankia SA	17,196	30,487
Bankinter SA	9,464	51,229
Befesa SA (b)	494	31,249
CaixaBank SA	52,597	135,210
Cellnex Telecom SA (b)	5,171	310,781
Cia de Distribucion Integral Logista Holdings SA	974	18,901
CIE Automotive SA	804	21,701
Construcciones y Auxiliar de Ferrocarriles SA (a)	284	13,639
Corp. Financiera Alba SA	241	11,485
Ebro Foods SA	909	21,065
EDP Renovaveis SA	2,230	62,210
Elecnor SA	604	8,129
Enagas SA	3,327	73,131
Ence Energia y Celulosa SA (a)(c)	2,093	8,694
Endesa SA (c)	4,641	126,914
Euskaltel SA (b)	1,262	13,511
Faes Farma SA	4,191	17,896
Ferrovial SA	7,836	216,683
Fluidra SA	716	18,354
Fomento de Construcciones y Contratas SA	764	8,226
Gestamp Automocion SA (b)	2,551	12,317
Global Dominion Access SA (b)	1,781	8,194
Grifols SA (c)	4,324	126,340
Grifols SA Class B, Preference Shares	3,831	72,280
Grupo Catalana Occidente SA	670	23,897
Iberdrola SA	84,342	1,207,401
Indra Sistemas SA (a)(c)	1,810	15,458
Industria de Diseno Textil SA	16,322	520,039
Inmobiliaria Colonial Socimi SA REIT	3,967	38,952
Lar Espana Real Estate Socimi SA REIT	1,125	6,428
Liberbank SA (a)	39,001	12,025
Mapfre SA	14,566	28,391

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Mediaset Espana Comunicacion SA (a)	2,322	$12,103
Melia Hotels International SA (a)(c)	1,781	12,465
Merlin Properties Socimi SA REIT	5,350	50,928
Naturgy Energy Group SA	4,716	109,404
Neinor Homes SA (a)(b)	846	11,283
Parques Reunidos Servicios Centrales SAU (a)	1,617	27,210
Pharma Mar SA (c)	192	16,680
Prosegur Cia de Seguridad SA	3,749	11,183
Red Electrica Corp. SA	6,342	130,170
Repsol SA	20,420	206,125
Sacyr SA	5,525	13,655
Siemens Gamesa Renewable Energy SA	3,288	133,122
Solaria Energia y Medio Ambiente SA (a)	921	26,640
Tecnicas Reunidas SA (a)(c)	516	6,831
Telefonica SA	73,952	293,621
Unicaja Banco SA (a)(b)	11,877	10,391
Vidrala SA	325	37,777
Viscofan SA	521	37,005
Zardoya Otis SA	2,644	18,537
		6,638,035
SWEDEN — 6.4%
Sinch AB (a)(b)	653	106,547
AAK AB	2,562	51,786
AcadeMedia AB (b)	1,215	12,575
Adapteo Oyj (a)	655	7,601
AddLife AB Class B	1,622	28,440
AddNode Group AB (a)	452	15,741
AddTech AB Class B	3,802	50,462
AF POYRY AB (a)	1,505	46,034
Ahlstrom-Munksjo Oyj	1,174	26,000
Alfa Laval AB (a)	4,359	120,114
Alimak Group AB (b)	522	8,327
Ambea AB (a)(b)	692	5,485
Arjo AB Class B	2,996	22,928
Assa Abloy AB Class B	14,486	357,187
Atlas Copco AB Class A	9,464	485,268
Atlas Copco AB Class B	5,718	256,429
Atrium Ljungberg AB Class B	711	14,960
Attendo AB (a)(b)	1,693	9,149
Avanza Bank Holding AB	1,770	50,217
Axfood AB	1,539	35,943
Beijer Alma AB	645	10,289
Beijer Ref AB	1,036	47,482
Bergman & Beving AB	356	4,265
Betsson AB	1,787	16,037
BHG Group AB (a)	1,375	29,936
Bilia AB Class A (a)	1,329	16,409
BillerudKorsnas AB	2,591	45,920
BioArctic AB (a)(b)	524	6,087
BioGaia AB Class B	244	15,955
Security Description	Shares	Value
Biotage AB (a)	956	$16,181
Boliden AB	4,115	146,010
Bonava AB Class B (a)	1,246	11,940
Boozt AB (a)(b)	685	15,581
Bravida Holding AB (b)	2,973	39,640
Bufab AB (a)	400	9,468
Bure Equity AB	696	24,882
Calliditas Therapeutics AB Class B (a)	524	8,907
Camurus AB (a)	378	8,579
Cantargia AB (a)	1,104	8,603
Castellum AB	3,508	89,146
Catena AB	330	15,470
Cellavision AB (a)	275	10,280
CELLINK AB Class B (a)	322	9,194
Clas Ohlson AB Class B (a)	613	5,852
Cloetta AB Class B	3,004	8,969
Collector AB (a)(c)	1,539	4,544
Coor Service Management Holding AB (a)(b)	1,405	12,386
Corem Property Group AB	2,192	5,018
Dios Fastigheter AB	1,265	11,830
Dometic Group AB (a)(b)	4,332	57,470
Duni AB (a)	483	6,340
Dustin Group AB (b)	965	7,520
Electrolux AB Class B	3,371	78,543
Electrolux Professional AB Class B (a)	3,329	18,881
Elekta AB Class B	5,405	72,691
Eltel AB (a)(b)	1,452	3,978
Eolus Vind AB Class B (c)	197	5,680
Epiroc AB Class A	9,214	167,899
Epiroc AB Class B	5,714	96,711
EQT AB	9,154	234,519
Essity AB Class A	308	10,145
Essity AB Class B	9,283	298,976
Evolution Gaming Group AB (b)	2,335	237,351
Fabege AB	4,114	64,797
Fagerhult AB (a)	1,304	7,225
Fastighets AB Balder Class B (a)	1,438	75,099
FastPartner AB Class A	748	8,835
Fingerprint Cards AB Class B (a)(c)	4,510	9,561
G5 Entertainment AB	75	3,697
Getinge AB Class B	3,190	74,617
Granges AB (a)	1,520	18,545
Haldex AB (a)	538	2,866
Hansa Biopharma AB (a)	501	14,665
Heba Fastighets AB Class B	541	7,543
Hennes & Mauritz AB Class B (a)	10,850	227,238
Hexagon AB Class B	4,120	376,153
Hexpol AB	3,811	40,836
HMS Networks AB (a)	413	13,075
Hoist Finance AB (a)(b)(c)	1,243	5,518
Holmen AB Class B	1,351	64,749

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Hufvudstaden AB Class A	1,726	$28,625
Husqvarna AB Class A	372	4,847
Husqvarna AB Class B	6,076	78,793
IAR Systems Group AB (a)	193	3,285
ICA Gruppen AB	1,359	67,995
Immunovia AB (a)	237	3,440
Industrivarden AB Class A (a)	2,478	82,735
Industrivarden AB Class C (a)	2,447	79,108
Indutrade AB (a)	3,904	83,760
Instalco AB	657	20,080
Intrum AB	980	25,871
Investment AB Latour Class B	2,017	49,046
Investment AB Oresund	514	7,786
Investor AB Class A	2,318	168,645
Investor AB Class B	6,686	487,821
INVISIO Communications AB	534	16,256
Inwido AB (a)	853	12,516
JM AB	813	28,768
Karnov Group AB	1,110	8,042
Karo Pharma AB (a)	823	5,261
Kinnevik AB Class A	138	7,125
Kinnevik AB Class B	3,547	179,454
Klovern AB Preference Shares	242	9,429
Klovern AB Class B (c)	8,899	16,839
KNOW IT AB (a)	283	10,734
Kungsleden AB	2,737	30,028
L E Lundbergforetagen AB Class B (a)	1,081	57,995
Lagercrantz Group AB Class B	2,919	27,013
LeoVegas AB (b)	1,290	5,482
Lifco AB Class B	666	63,984
Lime Technologies AB	130	6,450
Lindab International AB	1,153	23,923
Loomis AB	1,103	30,380
Lundin Energy AB	2,794	75,629
Medicover AB Class B (a)	742	14,817
Mekonomen AB (a)	609	6,756
Midsona AB Class B	700	6,631
MIPS AB	351	22,011
Modern Times Group MTG AB Class B (a)	983	17,559
Momentum Group AB Class B (a)	237	4,098
Munters Group AB (a)(b)	2,376	24,013
Mycronic AB	1,033	30,867
NCC AB Class B	1,274	23,269
New Wave Group AB Class B (a)	645	4,280
Nibe Industrier AB Class B (c)	5,040	165,514
Nobia AB (a)	1,632	13,086
Nobina AB (a)(b)	1,298	10,953
Nolato AB Class B (a)	281	28,468
Nordic Entertainment Group AB Class B (a)	891	49,755
Nordic Waterproofing Holding AB (a)	352	7,029
Nyfosa AB (a)	2,461	24,557
Security Description	Shares	Value
OEM International AB Class B (a)	212	$7,977
Oncopeptides AB (a)(b)	883	18,246
Pandox AB (a)	1,225	21,658
Peab AB Class B (a)	3,042	33,207
Platzer Fastigheter Holding AB Class B	914	11,953
Ratos AB Class B	3,095	14,502
RaySearch Laboratories AB (a)	378	3,806
Recipharm AB Class B (a)	962	25,700
Resurs Holding AB (a)(b)	2,083	11,414
Saab AB Class B (a)	1,213	35,374
Sagax AB Class B	2,140	44,194
Sagax AB Class D	1,500	5,854
Samhallsbyggnadsbolaget i Norden AB (c)(f)	13,726	47,901
Samhallsbyggnadsbolaget i Norden AB Class D (f)	1,144	4,193
Sandvik AB (a)	16,110	394,876
Scandi Standard AB (a)	884	7,406
Scandic Hotels Group AB (a)(b)	1,923	8,149
Sectra AB Class B	420	37,512
Securitas AB Class B	4,700	75,972
Skandinaviska Enskilda Banken AB Class A (a)	23,542	242,227
Skanska AB Class B	6,025	153,843
SKF AB Class A	202	5,264
SKF AB Class B	5,523	143,513
SkiStar AB (a)	612	7,959
SSAB AB Class A (a)	3,489	12,448
SSAB AB Class B (a)	9,121	29,076
Svenska Cellulosa AB SCA Class B (a)	8,177	142,680
Svenska Handelsbanken AB Class A (a)	22,848	229,800
Svenska Handelsbanken AB Class B (a)(c)	519	5,827
Sweco AB Class B	3,018	55,490
Swedbank AB Class A (a)	13,620	239,014
Swedish Match AB	2,381	184,912
Swedish Orphan Biovitrum AB (a)	2,786	56,347
Systemair AB (a)	190	5,957
Tele2 AB Class B	7,315	96,731
Telefonaktiebolaget LM Ericsson Class A	881	11,307
Telefonaktiebolaget LM Ericsson Class B	44,812	532,775
Telia Co. AB	36,331	150,234
Thule Group AB (a)(b)	1,513	56,669
Tobii AB (a)	1,426	9,828
Trelleborg AB Class B (a)	3,550	78,888
Troax Group AB	564	13,199
VBG Group AB Class B (a)	254	4,778
Vitec Software Group AB Class B	402	16,692
Vitrolife AB (a)	894	23,492

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
VNV Global AB (a)	949	$13,520
Volvo AB Class A (a)	2,598	61,814
Volvo AB Class B (a)	23,070	544,407
Wallenstam AB Class B	3,016	47,962
Wihlborgs Fastigheter AB	2,022	45,647
Xvivo Perfusion AB (a)	308	11,776
		10,982,554
SWITZERLAND — 14.6%
ABB, Ltd.	26,071	728,791
Adecco Group AG	2,396	160,357
Alcon, Inc. (a)	7,139	475,207
Allreal Holding AG	209	48,115
ALSO Holding AG	92	26,332
Bachem Holding AG Class B	77	34,452
Baloise Holding AG	681	121,339
Banque Cantonale Vaudoise	426	46,410
Barry Callebaut AG	42	99,969
Belimo Holding AG	8	69,506
Bell Food Group AG	31	8,364
Berner Kantonalbank AG	49	12,639
BKW AG	288	32,320
Bossard Holding AG Class A	86	17,357
Bucher Industries AG	99	45,426
Burckhardt Compression Holding AG	47	16,323
Cembra Money Bank AG	438	53,118
Chocoladefabriken Lindt & Spruengli AG (f)	16	156,208
Chocoladefabriken Lindt & Spruengli AG (f)	2	200,011
Cie Financiere Richemont SA	7,586	687,241
Clariant AG	3,232	68,812
Coca-Cola HBC AG	2,994	97,282
Conzzeta AG	20	24,617
Credit Suisse Group AG	33,726	434,953
Daetwyler Holding AG	107	31,109
DKSH Holding AG	528	39,752
dormakaba Holding AG	43	24,444
Dufry AG (a)	856	53,823
Emmi AG	31	31,966
EMS-Chemie Holding AG	116	111,938
Fenix Outdoor International AG (a)	77	9,620
Flughafen Zurich AG (a)	279	49,270
Forbo Holding AG	18	30,911
Galenica AG (b)	734	48,991
Geberit AG	540	338,558
Georg Fischer AG	60	77,380
Givaudan SA	115	485,265
Helvetia Holding AG	481	50,823
Huber + Suhner AG	200	15,815
Idorsia, Ltd. (a)	1,546	44,634
Inficon Holding AG	24	21,938
Interroll Holding AG	10	30,488
IWG PLC (a)	12,172	57,103
Julius Baer Group, Ltd.	3,279	189,184
Security Description	Shares	Value
Jungfraubahn Holding AG (a)	69	$10,710
Kardex Holding AG	86	18,835
Komax Holding AG (a)	50	9,972
Kongsberg Automotive ASA (a)	70,697	2,894
Kuehne + Nagel International AG	825	187,409
LafargeHolcim, Ltd.	7,448	409,663
Landis+Gyr Group AG	322	25,281
Logitech International SA	2,536	246,499
Lonza Group AG	1,093	703,319
Luzerner Kantonalbank AG (c)	47	21,295
Mediclinic International PLC	5,135	19,794
Mobimo Holding AG	98	31,708
Nestle SA	41,961	4,949,210
Novartis AG	35,928	3,399,940
OC Oerlikon Corp. AG	2,919	30,215
Partners Group Holding AG	329	387,081
PSP Swiss Property AG	696	93,146
Roche Holding AG Bearer Shares	390	136,772
Roche Holding AG	10,232	3,576,772
Schindler Holding AG (f)	597	161,145
Schindler Holding AG (f)	283	76,325
Schweiter Technologies AG	13	21,472
SFS Group AG	249	29,577
SGS SA	89	268,827
Siegfried Holding AG	64	47,170
SIG Combibloc Group AG	4,130	95,967
Sika AG	1,949	533,139
Sonova Holding AG (a)	781	203,213
St Galler Kantonalbank AG	47	22,066
Stadler Rail AG (c)	929	42,480
STMicroelectronics NV	9,618	359,516
Straumann Holding AG	167	194,876
Sulzer AG	253	26,647
Swatch Group AG (f)	413	112,834
Swatch Group AG (f)	770	40,732
Swiss Life Holding AG	464	216,476
Swiss Prime Site AG	1,115	109,614
Swiss Re AG	4,243	400,036
Swisscom AG	378	204,020
Tecan Group AG	151	74,104
Temenos AG	950	132,889
UBS Group AG	52,158	735,800
Valiant Holding AG	230	22,507
Valora Holding AG (a)	47	9,241
VAT Group AG (b)	396	98,916
Vifor Pharma AG	712	111,961
Vontobel Holding AG	409	32,481
VZ Holding AG	229	20,958
Wizz Air Holdings PLC (a)(b)	533	33,253
Zuger Kantonalbank AG	2	14,480
Zur Rose Group AG (a)	152	48,663
Zurich Insurance Group AG	2,188	924,507
		25,094,568

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
Helios Towers PLC (a)	11,351	$23,740
UNITED ARAB EMIRATES — 0.0% (d)
Network International Holdings PLC (a)(b)	5,837	26,059
RAK Petroleum PLC (a)	2,226	1,763
		27,822
UNITED KINGDOM — 20.4%
3i Group PLC	14,259	225,710
4imprint Group PLC (a)	410	14,376
A.G. Barr PLC (a)	1,414	10,032
Admiral Group PLC	3,422	135,934
Aggreko PLC	3,755	32,132
Airtel Africa PLC (b)(c)	12,350	12,763
AJ Bell PLC	5,091	30,168
AO World PLC (a)	5,034	28,282
Ascential PLC (a)	5,903	30,985
Ashmore Group PLC	6,495	38,283
Ashtead Group PLC	6,613	310,783
Associated British Foods PLC (a)	5,280	163,404
Assura PLC REIT	35,259	37,015
Aston Martin Lagonda Global Holdings PLC (a)(b)	955	26,226
AstraZeneca PLC	19,105	1,912,704
Auto Trader Group PLC (b)	14,613	119,052
Avast PLC (b)	10,110	74,282
AVEVA Group PLC (c)	1,700	74,409
Aviva PLC	56,840	252,672
Avon Rubber PLC	410	17,738
B&M European Value Retail SA	12,472	88,005
Babcock International Group PLC (a)	3,701	14,160
BAE Systems PLC	46,638	311,619
Balfour Beatty PLC (a)	10,110	37,341
Barclays PLC (a)	237,173	475,542
Barratt Developments PLC (a)	14,918	136,627
Beazley PLC	9,493	47,312
Bellway PLC	1,809	73,072
Berkeley Group Holdings PLC	1,901	123,224
Biffa PLC (a)(b)	3,280	10,290
Big Yellow Group PLC REIT	2,447	36,694
Bodycote PLC	2,806	28,595
BP PLC	294,868	1,027,021
Brewin Dolphin Holdings PLC	4,444	18,528
British American Tobacco PLC	33,385	1,235,812
British Land Co. PLC REIT	13,092	87,512
Britvic PLC	3,890	43,178
BT Group PLC	126,883	229,378
Bunzl PLC	4,934	164,769
Burberry Group PLC (a)	6,034	147,601
Cairn Energy PLC (a)	8,639	24,752
Capita PLC (a)	24,493	13,128
Security Description	Shares	Value
Capital & Counties Properties PLC REIT	9,633	$19,093
Centrica PLC (a)	85,441	54,426
Chemring Group PLC	4,130	16,118
Cineworld Group PLC (c)	14,473	12,681
Clarkson PLC	414	15,280
Close Brothers Group PLC	2,229	42,109
CNH Industrial NV (a)	14,619	184,684
Coats Group PLC (a)	21,163	19,469
Compass Group PLC	26,026	484,904
Computacenter PLC	1,161	38,850
Concentric AB	577	12,871
ConvaTec Group PLC (b)	24,778	67,470
Countryside Properties PLC (b)	8,358	53,400
Cranswick PLC	763	36,713
Crest Nicholson Holdings PLC (a)	3,761	16,750
Croda International PLC	2,058	185,557
Daily Mail & General Trust PLC Class A	3,006	30,612
DCC PLC	1,485	105,109
Dechra Pharmaceuticals PLC	1,508	71,117
Derwent London PLC REIT	1,555	65,809
Diageo PLC	34,036	1,339,004
Dialog Semiconductor PLC (a)	957	52,329
Diploma PLC	1,661	49,769
Direct Line Insurance Group PLC	18,454	80,470
Dixons Carphone PLC (a)	15,336	24,276
Domino's Pizza Group PLC	6,774	29,261
Drax Group PLC	6,009	30,802
DS Smith PLC (a)	19,069	97,645
Dunelm Group PLC (a)	1,453	24,092
easyJet PLC	2,914	33,061
Electrocomponents PLC	6,530	77,702
Elementis PLC (a)	8,505	13,370
Empiric Student Property PLC REIT	8,835	9,046
Entain PLC (a)	8,531	132,182
Equiniti Group PLC (a)(b)	5,346	8,068
Essentra PLC (a)	3,872	16,207
Euromoney Institutional Investor PLC	1,601	23,329
Experian PLC	13,318	505,554
FDM Group Holdings PLC	1,360	20,896
Ferrexpo PLC	4,288	16,565
Fiat Chrysler Automobiles NV (a)	16,293	292,251
Firstgroup PLC (a)	17,809	18,015
Forterra PLC (a)(b)	2,941	9,809
Frasers Group PLC (a)	3,333	20,566
Future PLC	1,553	36,896
G4S PLC (a)	22,785	79,048
Games Workshop Group PLC	476	72,875
Gamesys Group PLC	1,274	19,853
Genus PLC	953	54,661
GlaxoSmithKline PLC	73,015	1,339,421
Grafton Group PLC (a)	3,169	39,961

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Grainger PLC	8,997	$34,878
Great Portland Estates PLC REIT	3,469	31,676
Greggs PLC (a)	1,482	36,262
Halma PLC	5,562	186,197
Hargreaves Lansdown PLC	4,805	100,165
Hays PLC (a)	26,730	52,250
Hikma Pharmaceuticals PLC	2,448	84,260
Hill & Smith Holdings PLC	1,160	22,358
Hilton Food Group PLC	1,137	17,314
Hiscox, Ltd. (a)	5,482	74,487
HomeServe PLC	4,310	60,388
Howden Joinery Group PLC (a)	8,877	83,679
HSBC Holdings PLC (a)	301,189	1,559,764
Ibstock PLC (a)(b)	5,997	16,936
IG Group Holdings PLC	5,412	63,770
IMI PLC	4,197	66,837
Imperial Brands PLC	13,786	289,361
Inchcape PLC (a)	5,991	52,699
Informa PLC (a)	21,663	162,571
IntegraFin Holdings PLC	4,119	31,305
InterContinental Hotels Group PLC (a)	2,750	176,302
Intermediate Capital Group PLC	4,310	101,688
International Consolidated Airlines Group SA (a)	35,443	77,421
Intertek Group PLC	2,368	182,822
IP Group PLC (a)	14,713	19,891
ITV PLC (a)	52,018	75,941
J D Wetherspoon PLC (a)	1,048	15,987
J Sainsbury PLC	25,359	78,168
James Fisher & Sons PLC	554	7,172
JD Sports Fashion PLC (a)	6,068	71,334
John Laing Group PLC (b)	7,226	32,794
John Wood Group PLC (a)	9,988	42,352
Johnson Matthey PLC	2,916	96,661
Jupiter Fund Management PLC	6,706	25,887
Just Group PLC (a)	15,166	14,491
Kainos Group PLC	1,095	18,231
Kingfisher PLC (a)	30,927	114,313
Lancashire Holdings, Ltd.	3,905	38,620
Land Securities Group PLC REIT	10,216	94,094
Legal & General Group PLC	87,596	318,746
Linde PLC (a)	7,628	1,987,980
Liontrust Asset Management PLC	709	12,599
Lloyds Banking Group PLC (a)	1,028,278	512,202
London Stock Exchange Group PLC	4,586	564,696
LondonMetric Property PLC REIT	12,308	38,528
LXI REIT PLC	7,690	12,509
M&G PLC	38,590	104,420
Man Group PLC	22,594	42,621
Marks & Spencer Group PLC (a)	28,576	53,241
Marshalls PLC (a)	2,934	29,979
Security Description	Shares	Value
McCarthy & Stone PLC (a)(b)	5,080	$8,319
Meggitt PLC (a)	11,389	72,626
Melrose Industries PLC (a)	67,580	164,480
Micro Focus International PLC (a)	4,975	28,841
Mitchells & Butlers PLC (a)	3,098	10,185
Mondi PLC	6,514	153,110
Moneysupermarket.com Group PLC	7,861	28,003
Morgan Advanced Materials PLC	4,179	17,766
Morgan Sindall Group PLC	548	11,476
National Express Group PLC (a)	6,487	21,051
National Grid PLC	51,152	604,827
Natwest Group PLC (a)	67,195	153,990
Next PLC (a)	1,956	189,462
Ocado Group PLC (a)	9,262	289,550
On the Beach Group PLC (b)	2,891	14,721
OSB Group PLC (a)	6,166	35,704
Oxford Instruments PLC (a)	794	21,620
Pagegroup PLC (a)	4,812	29,429
Paragon Banking Group PLC	3,831	25,587
Pearson PLC	11,459	106,577
Pennon Group PLC	6,162	80,020
Persimmon PLC	4,670	176,636
Petrofac, Ltd. (a)(c)	4,117	7,772
Petropavlovsk PLC (a)	35,985	15,987
Pets at Home Group PLC	7,327	41,685
Phoenix Group Holdings PLC	10,576	101,285
Playtech PLC (a)	4,535	24,877
Polypipe Group PLC (a)	2,930	23,911
Primary Health Properties PLC REIT	20,835	43,518
Provident Financial PLC (a)	3,716	15,594
Prudential PLC	37,916	698,140
PZ Cussons PLC	4,733	14,880
QinetiQ Group PLC	8,373	36,603
Quilter PLC (b)	21,224	44,563
Rathbone Brothers PLC	823	17,325
Reckitt Benckiser Group PLC	10,713	958,019
Redrow PLC (a)	4,745	37,068
RELX PLC	28,930	708,859
Renishaw PLC (a)	499	39,289
Rentokil Initial PLC (a)	27,103	188,799
Rightmove PLC (a)	13,184	117,286
Rolls-Royce Holdings PLC (a)	120,928	183,899
Rotork PLC	12,781	55,558
Royal Mail PLC (a)	12,275	56,664
RSA Insurance Group PLC	15,580	144,266
S4 Capital PLC (a)	7,047	48,164
Sabre Insurance Group PLC (b)	3,665	13,852
Safestore Holdings PLC REIT	3,086	32,904
Sage Group PLC	16,423	130,656
Sanne Group PLC	2,138	18,003
Savills PLC (a)	2,098	27,374
Schroders PLC (f)	1,963	89,542
Schroders PLC (f)	742	23,176

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Segro PLC REIT	17,297	$224,052
Serco Group PLC (a)	17,928	29,285
Severn Trent PLC	3,540	110,765
Shaftesbury PLC REIT (c)	2,427	18,877
Signature Aviation PLC (a)	10,377	54,895
Smith & Nephew PLC	12,991	268,146
Smiths Group PLC	5,801	119,302
Softcat PLC	1,783	33,488
Spectris PLC	1,779	68,528
Spirax-Sarco Engineering PLC	1,080	166,749
Spirent Communications PLC	8,967	32,360
SSE PLC	15,418	316,134
SSP Group PLC	6,518	29,563
St James's Place PLC	7,796	120,794
St Modwen Properties PLC	2,844	15,550
Standard Chartered PLC (a)	39,118	249,128
Standard Life Aberdeen PLC	31,685	121,836
Subsea 7 SA (a)	3,364	34,512
Synthomer PLC	4,972	30,557
TalkTalk Telecom Group PLC	10,086	13,511
Tate & Lyle PLC	6,864	63,277
Taylor Wimpey PLC (a)	55,348	125,441
TechnipFMC PLC	6,187	58,532
Telecom Plus PLC	975	19,112
Tesco PLC	143,802	454,863
THG Holdings PLC (a)	6,437	68,633
TP ICAP PLC	8,260	26,895
Trainline PLC (a)(b)	7,645	48,490
Travis Perkins PLC (a)	3,697	68,072
Tritax Big Box REIT PLC	25,016	57,414
UK Commercial Property REIT, Ltd.	10,778	10,166
Ultra Electronics Holdings PLC	1,036	29,343
Unilever PLC	18,136	1,088,820
Unilever PLC	20,145	1,221,699
UNITE Group PLC REIT (a)	5,041	72,009
United Utilities Group PLC	9,989	122,207
Vesuvius PLC	4,618	33,867
Victrex PLC	1,270	40,727
Virgin Money UK PLC (a)	18,253	33,559
Vistry Group PLC (a)	3,063	39,337
Vodafone Group PLC	390,002	644,747
Weir Group PLC (a)	3,808	103,560
WH Smith PLC	1,828	37,732
Whitbread PLC (a)	3,006	127,381
William Hill PLC (a)	15,822	58,417
Wm Morrison Supermarkets PLC	35,177	85,279
Workspace Group PLC REIT	1,877	19,731
WPP PLC	17,952	196,316
		35,227,119
UNITED STATES — 0.4%
Carnival PLC	2,358	44,062
Diversified Gas & Oil PLC	9,158	14,146
Ferguson PLC	3,379	410,345
QIAGEN NV (a)	3,386	175,868
Security Description	Shares	Value
REC Silicon ASA (a)	2,357	$4,432
		648,853
TOTAL COMMON STOCKS (Cost $163,479,082)		171,173,094

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Faes Farma SA (expiring 1/25/21) (a)	4,469	909
Repsol SA (expiring 1/26/21) (a)	23,627	8,114
TOTAL RIGHTS (Cost $9,200)		9,023
WARRANTS — 0.0% (d)
SWITZERLAND — 0.0% (d)
Cie Financiere Richemont SA (expiring 11/22/23) (a) (Cost: $0)	16,860	4,387
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g) (h)	39,707	39,715
State Street Navigator Securities Lending Portfolio II (i) (j)	509,419	509,419
TOTAL SHORT-TERM INVESTMENTS (Cost $549,134)		549,134
TOTAL INVESTMENTS — 99.6% (Cost $164,037,416)		171,735,638
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		740,035
NET ASSETS — 100.0%		$172,475,673
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.0% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$171,145,884	$27,210	$0(a)	$171,173,094
Rights	8,114	909	—	9,023
Warrants	4,387	—	—	4,387
Short-Term Investments	549,134	—	—	549,134
TOTAL INVESTMENTS	$171,707,519	$28,119	$0	$171,735,638
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2020.
Sector Breakdown as of December 31, 2020

% of Net Assets
Industrials	15.7%
Financials	15.3
Health Care	13.2
Consumer Staples	11.8
Consumer Discretionary	11.2
Materials	9.0
Information Technology	7.9
Utilities	4.6
Energy	4.0
Communication Services	4.0
Real Estate	2.6
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,676	$6,677	$1,486,309	$1,453,271	$—	$—	39,707	$39,715	$19
State Street Navigator Securities Lending Portfolio II	682,015	682,015	4,193,761	4,366,357	—	—	509,419	509,419	6,888
Total		$688,692	$5,680,070	$5,819,628	$—	$—		$549,134	$6,907
See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BELGIUM — 1.9%
Anheuser-Busch InBev SA	501,602	$34,989,037
CHINA — 1.5%
Prosus NV	264,353	28,579,961
FINLAND — 1.7%
Kone Oyj Class B	241,048	19,601,331
Nokia Oyj (a)	3,189,457	12,296,651
		31,897,982
FRANCE — 36.6%
Air Liquide SA	281,550	46,247,847
Airbus SE (a)	344,829	37,879,573
AXA SA	1,229,806	29,360,273
BNP Paribas SA (a)	685,567	36,157,571
Danone SA	386,034	25,392,561
Engie SA (a)	1,105,516	16,935,228
EssilorLuxottica SA	176,781	27,589,113
Kering SA	44,315	32,229,328
L'Oreal SA	145,015	55,146,204
LVMH Moet Hennessy Louis Vuitton SE	157,630	98,536,349
Pernod Ricard SA	119,005	22,831,422
Safran SA (a)	209,600	29,736,080
Sanofi	678,171	65,303,376
Schneider Electric SE	337,120	48,796,756
TOTAL SE	1,577,273	68,124,490
Vinci SA	334,134	33,262,378
Vivendi SA	514,279	16,599,510
		690,128,059
GERMANY — 28.2%
Adidas AG (a)	110,926	40,432,030
Allianz SE	245,107	60,190,060
BASF SE	546,032	43,239,264
Bayer AG	584,048	34,412,135
Bayerische Motoren Werke AG	190,502	16,835,997
Daimler AG	499,081	35,289,493
Deutsche Boerse AG	112,954	19,245,026
Deutsche Post AG	585,684	29,022,851
Deutsche Telekom AG	1,927,686	35,273,163
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	83,288	24,743,026
SAP SE	649,712	85,235,081
Siemens AG	444,835	63,963,530
Volkswagen AG Preference Shares	108,834	20,296,831
Vonovia SE	315,257	23,051,385
		531,229,872
IRELAND — 2.1%
CRH PLC	475,383	19,787,897
Flutter Entertainment PLC (a)	93,378	19,068,766
		38,856,663
Security Description	Shares	Value
ITALY — 4.6%
Enel SpA	4,618,263	$46,764,988
Eni SpA	1,493,386	15,619,182
Intesa Sanpaolo SpA (a)	10,844,399	25,377,646
		87,761,816
NETHERLANDS — 12.2%
Adyen NV (a)(b)	16,594	38,678,334
ASML Holding NV	253,053	123,090,614
ING Groep NV (a)	2,318,921	21,679,928
Koninklijke Ahold Delhaize NV	610,926	17,274,689
Koninklijke Philips NV (a)	541,618	29,012,860
		229,736,425
SPAIN — 6.5%
Amadeus IT Group SA	267,820	19,517,284
Banco Santander SA (a)	10,308,950	32,013,101
Iberdrola SA	3,446,279	49,335,324
Industria de Diseno Textil SA	660,722	21,051,422
		121,917,131
UNITED KINGDOM — 4.3%
Linde PLC (a)	311,531	81,190,004
TOTAL COMMON STOCKS (Cost $1,764,361,486)		1,876,286,950

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e) (Cost $308,497)	308,436	308,497
TOTAL INVESTMENTS — 99.6% (Cost $1,764,669,983)		1,876,595,447
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		8,478,201
NET ASSETS — 100.0%		$1,885,073,648
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.

See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,876,286,950	$—	$—	$1,876,286,950
Short-Term Investment	308,497	—	—	308,497
TOTAL INVESTMENTS	$1,876,595,447	$—	$—	$1,876,595,447
Sector Breakdown as of December 31, 2020

		% of Net Assets
	Consumer Discretionary	18.0%
	Information Technology	14.8
	Industrials	13.9
	Financials	13.2
	Materials	10.1
	Consumer Staples	8.3
	Health Care	6.8
	Utilities	6.0
	Energy	4.5
	Communication Services	2.8
	Real Estate	1.2
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.4
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	513,986	$514,089	$12,660,878	$12,866,470	$(51)	$51	308,436	$308,497	$112
State Street Navigator Securities Lending Portfolio II	13,626,201	13,626,201	16,434,426	30,060,627	—	—	—	—	6,975
Total		$14,140,290	$29,095,304	$42,927,097	$(51)	$51		$308,497	$7,087
See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRIA — 6.8%
ANDRITZ AG	2,685	$123,130
BAWAG Group AG (a)	2,627	122,142
Raiffeisen Bank International AG (b)	5,107	104,228
Verbund AG	2,488	212,637
Voestalpine AG	4,182	149,925
Wienerberger AG	4,342	138,554
		850,616
BELGIUM — 9.4%
Ackermans & van Haaren NV	846	127,320
Aedifica SA REIT	1,241	149,262
Cofinimmo SA REIT	1,020	152,009
Elia Group SA	1,240	147,927
Etablissements Franz Colruyt NV	1,892	112,206
Proximus SADP	5,924	117,495
Sofina SA	587	198,948
Warehouses De Pauw CVA REIT	4,956	171,366
		1,176,533
FINLAND — 5.4%
Huhtamaki Oyj	3,601	186,198
Kojamo Oyj	7,812	173,006
Nokian Renkaat Oyj	4,819	169,931
Valmet Oyj	5,020	143,482
		672,617
FRANCE — 24.0%
Aeroports de Paris (b)	1,054	136,829
Alten SA (b)	1,097	124,358
Bollore SA	34,194	141,496
CNP Assurances (b)	5,632	90,824
Covivio REIT	2,152	198,403
Dassault Aviation SA (b)	87	95,485
Elis SA (b)	6,803	113,454
Eurazeo SE (b)	1,833	124,474
Faurecia SE (b)	3,156	161,836
ICADE REIT	1,174	90,353
Iliad SA	641	131,840
Ipsen SA	1,377	114,400
Klepierre SA REIT (c)	8,124	182,799
La Francaise des Jeux SAEM (a)	4,549	208,221
Natixis SA (b)	35,011	119,474
Remy Cointreau SA	812	151,313
Rexel SA (b)	9,165	144,602
SEB SA	1,007	183,585
SOITEC (b)	868	169,183
Sopra Steria Group (b)	599	96,890
SPIE SA (b)	4,917	107,148
Wendel SE	1,033	123,802
		3,010,769
GERMANY — 21.8%
ADLER Group SA (a)(b)	3,061	108,613
Security Description	Shares	Value
alstria office REIT-AG	6,702	$121,363
Carl Zeiss Meditec AG	1,375	183,211
CTS Eventim AG & Co. KGaA (b)	2,208	146,967
Deutsche Lufthansa AG (b)	11,266	149,080
Evotec SE (b)	5,090	188,580
Freenet AG	4,827	101,555
Fuchs Petrolub SE Preference Shares	2,613	148,475
Gerresheimer AG	1,062	114,023
Grand City Properties SA	3,983	102,146
MorphoSys AG (b)	1,237	142,000
ProSiebenSat.1 Media SE (b)	7,133	120,048
Rational AG	192	178,893
Rheinmetall AG	1,638	173,521
Siltronic AG	782	122,568
TAG Immobilien AG	5,510	174,612
Telefonica Deutschland Holding AG	34,512	95,222
Thyssenkrupp AG (b)	15,300	152,084
Uniper SE	3,447	119,104
Varta AG (b)(c)	641	92,704
		2,734,769
IRELAND — 1.9%
Bank of Ireland Group PLC (b)	34,993	141,292
Glanbia PLC (d)	7,340	93,221
Glanbia PLC (d)	271	3,432
		237,945
ITALY — 8.5%
A2A SpA	59,047	94,246
Amplifon SpA (b)	4,920	204,916
Banco BPM SpA (b)(c)	57,114	126,346
Hera SpA	30,000	109,385
Infrastrutture Wireless Italiane SpA (a)	12,583	152,882
Interpump Group SpA	3,099	152,961
Italgas SpA	18,440	117,324
Leonardo SpA (c)	15,212	110,001
		1,068,061
LUXEMBOURG — 2.2%
SES SA	14,454	136,459
Tenaris SA	17,600	142,644
		279,103
NETHERLANDS — 9.4%
Aalberts NV	3,615	161,268
Altice Europe NV (b)	24,439	159,320
BE Semiconductor Industries NV	2,729	165,551
Corbion NV	1,902	107,400
JDE Peet's NV (b)	3,132	141,598
Koninklijke Vopak NV	2,420	127,293
SBM Offshore NV	5,665	107,887
Signify NV (a)(b)	4,828	203,979
		1,174,296

See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
PORTUGAL — 1.3%
Jeronimo Martins SGPS SA	9,196	$155,499
SPAIN — 6.6%
Acciona SA (c)	806	115,087
Banco de Sabadell SA	212,107	91,871
Bankinter SA	24,338	131,741
EDP Renovaveis SA	5,720	159,570
Inmobiliaria Colonial Socimi SA REIT	10,084	99,015
Merlin Properties Socimi SA REIT	13,764	131,023
Viscofan SA	1,436	101,995
		830,302
UNITED KINGDOM — 2.4%
Dialog Semiconductor PLC (b)	2,686	146,872
TechnipFMC PLC (c)	16,643	157,451
		304,323
TOTAL COMMON STOCKS (Cost $10,846,679)		12,494,833

SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	1,217	1,218
State Street Navigator Securities Lending Portfolio II (g) (h)	340,266	340,266
TOTAL SHORT-TERM INVESTMENTS (Cost $341,484)		341,484
TOTAL INVESTMENTS — 102.4% (Cost $11,188,163)		12,836,317
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(302,751)
NET ASSETS — 100.0%		$12,533,566

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.3% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,494,833	$—	$—	$12,494,833
Short-Term Investments	341,484	—	—	341,484
TOTAL INVESTMENTS	$12,836,317	$—	$—	$12,836,317
Sector Breakdown as of December 31, 2020

% of Net Assets
Industrials	16.6%
Real Estate	14.8
Financials	12.0
Communication Services	10.4
Utilities	8.6
See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

% of Net Assets
Health Care	7.5%
Materials	7.0
Information Technology	6.6
Consumer Staples	6.1
Consumer Discretionary	5.8
Energy	4.3
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	413	$413	$116,600	$115,795	$—	$—	1,217	$1,218	$2
State Street Navigator Securities Lending Portfolio II	217,045	217,045	835,007	711,786	—	—	340,266	340,266	630
Total		$217,458	$951,607	$827,581	$—	$—		$341,484	$632
See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
CHINA — 54.4%
111, Inc. ADR (a)	324	$2,252
21Vianet Group, Inc. ADR (a)	11,749	407,573
360 DigiTech, Inc. ADR (a)	1,620	19,100
360 Security Technology, Inc. Class A	17,300	41,834
3SBio, Inc. (a)(b)	50,000	45,590
500.com, Ltd. Class A, ADR (a)(c)	2,141	19,269
51job, Inc. ADR (a)	3,501	245,070
5I5J Holding Group Co., Ltd. Class A	92,100	57,557
AAC Technologies Holdings, Inc. (c)	85,000	475,764
Addsino Co., Ltd. Class A	33,700	142,650
Advanced Technology & Materials Co., Ltd. Class A (a)	58,100	59,203
AECC Aero-Engine Control Co., Ltd. Class A	41,800	147,534
AECC Aviation Power Co., Ltd. Class A	17,900	163,525
Aerospace CH UAV Co., Ltd.	37,900	193,973
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	44,567	68,943
Agile Group Holdings, Ltd.	409,598	545,155
Agricultural Bank of China, Ltd. Class A	931,900	450,412
Agricultural Bank of China, Ltd. Class H	3,298,000	1,207,957
Air China, Ltd. Class H	449,414	353,557
Airtac International Group	12,431	398,174
AK Medical Holdings, Ltd. (b)	10,000	17,359
Akeso, Inc. (a)(b)	25,000	122,520
Alibaba Group Holding, Ltd. ADR (a)	201,234	46,833,189
A-Living Smart City Services Co., Ltd. (b)	30,000	133,095
Alpha Group Class A (a)	38,600	36,184
Aluminum Corp. of China, Ltd. Class H (a)	848,304	299,768
Angang Steel Co., Ltd. Class H (c)	437,616	178,346
Anhui Conch Cement Co., Ltd. Class H	218,750	1,369,682
Anhui Expressway Co., Ltd. Class H	32,000	19,108
Anhui Guangxin Agrochemical Co., Ltd. Class A (a)	34,000	125,446
Anhui Gujing Distillery Co., Ltd. Class B	17,200	239,549
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	88,588	85,770
Anhui Honglu Steel Construction Group Co., Ltd. Class A	7,200	40,485
Security Description	Shares	Value
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	82,700	$87,325
Anhui Jinhe Industrial Co., Ltd. Class A	20,300	101,334
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	43,200	61,642
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	64,100	84,261
ANTA Sports Products, Ltd.	132,000	2,092,225
Aotecar New Energy Technology Co., Ltd. Class A	305,600	229,553
Apeloa Pharmaceutical Co., Ltd. Class A	37,600	134,735
Ascentage Pharma Group International (a)(b)	12,100	60,080
Autobio Diagnostics Co., Ltd. Class A	11,200	250,285
Autohome, Inc. ADR	6,310	628,602
Avary Holding Shenzhen Co., Ltd. Class A	11,600	88,688
AVIC Electromechanical Systems Co., Ltd. Class A	55,500	97,816
Avic Heavy Machinery Co., Ltd. Class A	37,000	142,381
AVIC Jonhon Optronic Technology Co., Ltd. Class A	10,800	130,149
AVIC Shenyang Aircraft Co., Ltd. Class A	18,200	219,017
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	32,800	185,188
AviChina Industry & Technology Co., Ltd. Class H	534,000	372,581
AVICOPTER PLC Class A	10,800	104,249
Bafang Electric Suzhou Co., Ltd. Class A	1,800	52,726
BAIC Motor Corp., Ltd. Class H (b)	236,500	87,538
Baidu, Inc. ADR (a)	35,482	7,672,628
Bank of Beijing Co., Ltd. Class A	193,300	144,008
Bank of China, Ltd. Class H	11,122,466	3,801,277
Bank of Communications Co., Ltd. Class H	3,033,630	1,604,091
Bank of Jiangsu Co., Ltd. Class A	169,650	142,579
Bank of Nanjing Co., Ltd. Class A	105,200	130,839
Bank of Ningbo Co., Ltd. Class A	55,600	302,449
Bank of Shanghai Co., Ltd. Class A	81,500	98,352
Baoshan Iron & Steel Co., Ltd. Class A	152,300	139,485
Baozun, Inc. ADR (a)(c)	2,962	101,745
BBMG Corp. Class H	285,000	55,134

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Beibuwan Port Co., Ltd. Class A	45,400	$73,376
BeiGene, Ltd. ADR (a)	4,704	1,215,467
Beijing BDStar Navigation Co., Ltd. Class A (a)	17,200	134,785
Beijing Capital International Airport Co., Ltd. Class H	126,000	105,137
Beijing Capital Land, Ltd. Class H	640,000	108,127
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	3,250	9,179
Beijing Easpring Material Technology Co., Ltd. Class A (a)	4,300	42,923
Beijing Enterprises Clean Energy Group, Ltd. (a)	910,400	15,381
Beijing Enterprises Holdings, Ltd.	92,500	301,818
Beijing Enterprises Urban Resources Group, Ltd. (a)	16,000	4,581
Beijing Enterprises Water Group, Ltd. (a)	542,000	218,090
Beijing Jetsen Technology Co., Ltd. Class A (a)	288,700	143,536
Beijing Shiji Information Technology Co., Ltd. Class A	11,400	54,555
Beijing SL Pharmaceutical Co., Ltd. Class A	29,000	45,085
Beijing Tiantan Biological Products Corp., Ltd. Class A	32,756	210,251
Beijing Zuojiang Technology Co., Ltd. Class A	1,000	8,902
Berry Genomics Co., Ltd. Class A (a)	18,400	107,795
BEST, Inc. ADR (a)(c)	15,788	32,208
Bestsun Energy Co., Ltd. Class A	63,900	49,868
Better Life Commercial Chain Share Co., Ltd. Class A	58,900	76,609
BGI Genomics Co., Ltd. Class A	400	7,915
Biem.L.Fdlkk Garment Co., Ltd. Class A	25,960	64,894
Bilibili, Inc. ADR (a)(c)	19,620	1,681,826
Blue Sail Medical Co., Ltd. Class A	31,900	103,557
BOE Technology Group Co., Ltd. Class A	171,100	158,020
BOE Technology Group Co., Ltd. Class B	186,200	79,006
Bosideng International Holdings, Ltd.	234,000	119,205
Brilliance China Automotive Holdings, Ltd.	426,000	387,880
B-Soft Co., Ltd. Class A	152,500	317,598
BTG Hotels Group Co., Ltd. Class A	23,400	76,431
Security Description	Shares	Value
BYD Co., Ltd. Class H (c)	111,800	$2,929,868
BYD Electronic International Co., Ltd. (c)	94,000	492,194
Cango, Inc. ADR	756	5,292
CanSino Biologics, Inc. Class H (a)(b)(c)	1,400	31,868
CAR, Inc. (a)	179,043	86,360
CCS Supply Chain Management Co., Ltd. Class A	72,500	58,142
CECEP Solar Energy Co., Ltd. Class A	127,600	142,789
CGN Nuclear Technology Development Co., Ltd. Class A	58,000	98,204
CGN Power Co., Ltd. Class H (b)	1,439,000	309,927
Chacha Food Co., Ltd. Class A	16,500	136,767
Changchun Faway Automobile Components Co., Ltd. Class A	44,190	68,292
Changchun High & New Technology Industry Group, Inc. Class A	600	41,459
Changjiang Securities Co., Ltd. Class A	59,000	76,285
Changzhou Tronly New Electronic Materials Co., Ltd. Class A	11,600	25,301
ChemPartner PharmaTech Co., Ltd. Class A (a)	2,000	4,535
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	38,500	83,736
Chengdu Hongqi Chain Co., Ltd. Class A	89,897	91,465
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	12,100	89,679
Chengtun Mining Group Co., Ltd. Class A	77,200	108,849
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	110,600	304,903
China Aerospace International Holdings, Ltd.	296,000	17,369
China Aerospace Times Electronics Co., Ltd. Class A	81,600	93,951
China Aoyuan Group, Ltd.	187,000	181,843
China Avionics Systems Co., Ltd. Class A	33,797	102,224
China Baoan Group Co., Ltd. Class A	89,300	103,504
China Bester Group Telecom Co., Ltd. Class A	13,900	30,959
China Biologic Products Holdings, Inc. (a)	2,462	290,787
China Building Material Test & Certification Group Co., Ltd. Class A	44,480	133,920

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
China Cinda Asset Management Co., Ltd. Class H	1,328,600	$251,880
China CITIC Bank Corp., Ltd. Class H	1,603,341	680,306
China Coal Energy Co., Ltd. Class H	145,000	43,572
China Common Rich Renewable Energy Investment, Ltd. (a)(c)(d)	5,962,000	—
China Communications Services Corp., Ltd. Class H	150,000	66,161
China Conch Venture Holdings, Ltd.	179,600	873,233
China Construction Bank Corp. Class H	11,398,148	8,658,291
China Dongxiang Group Co., Ltd.	569,000	59,440
China Eastern Airlines Corp., Ltd. Class H	222,000	95,914
China Education Group Holdings, Ltd.	63,000	121,387
China Everbright Bank Co., Ltd. Class A	310,230	190,532
China Everbright Environment Group, Ltd.	477,000	269,448
China Everbright, Ltd.	136,000	182,062
China Evergrande Group (c)	396,000	760,964
China Fangda Group Co., Ltd. Class B	155,350	60,707
China Feihe, Ltd. (b)	202,000	473,097
China Film Co., Ltd. Class A	26,000	49,866
China Fortune Land Development Co., Ltd. Class A	20,070	39,944
China Galaxy Securities Co., Ltd. Class A	36,300	69,900
China Galaxy Securities Co., Ltd. Class H	413,600	259,238
China Gas Holdings, Ltd.	309,800	1,230,594
China Great Wall Securities Co., Ltd. Class A	23,800	47,148
China Harmony Auto Holding, Ltd. (c)	76,000	36,168
China Huiyuan Juice Group, Ltd. (a)(d)	157,000	10,225
China Index Holdings, Ltd. ADR (a)(c)	6,660	13,120
China International Capital Corp., Ltd. Class H (a)(b)	96,400	261,083
China International Marine Containers Group Co., Ltd. Class H	119,200	173,715
China Jinmao Holdings Group, Ltd.	554,000	255,071
China Kings Resources Group Co., Ltd. Class A	19,800	89,908
Security Description	Shares	Value
China Lesso Group Holdings, Ltd.	162,000	$253,639
China Life Insurance Co., Ltd. Class H	1,104,708	2,436,274
China Lilang, Ltd.	99,000	67,542
China Literature, Ltd. (a)(b)(c)	12,000	94,173
China Longyuan Power Group Corp., Ltd. Class H	585,000	586,218
China Machinery Engineering Corp. Class H	4,000	1,058
China Medical System Holdings, Ltd.	187,000	208,854
China Meheco Co., Ltd. Class A	30,900	68,158
China Meidong Auto Holdings, Ltd.	14,000	56,875
China Mengniu Dairy Co., Ltd. (a)	404,780	2,443,135
China Merchants Bank Co., Ltd. Class A	187,000	1,265,060
China Merchants Bank Co., Ltd. Class H	440,260	2,782,197
China Merchants Energy Shipping Co., Ltd. Class A	116,900	101,665
China Merchants Port Holdings Co., Ltd.	468,552	573,465
China Merchants Securities Co., Ltd. Class A	48,766	175,198
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	44,200	90,419
China Minmetals Rare Earth Co., Ltd. Class A	3,900	8,182
China Minsheng Banking Corp., Ltd. Class H	1,263,220	720,085
China Mobile, Ltd.	622,136	3,546,420
China Molybdenum Co., Ltd. Class H	483,000	315,196
China National Accord Medicines Corp., Ltd. Class B	37,700	109,008
China National Building Material Co., Ltd. Class H	472,000	567,336
China National Medicines Corp., Ltd. Class A	18,300	138,898
China Oilfield Services, Ltd. Class H	188,557	159,525
China Overseas Land & Investment, Ltd.	559,084	1,215,674
China Overseas Property Holdings, Ltd.	292,361	152,329
China Pacific Insurance Group Co., Ltd. Class A	22,300	131,809
China Pacific Insurance Group Co., Ltd. Class H	352,200	1,378,576
China Petroleum & Chemical Corp. Class H	3,271,726	1,464,162

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
China Power International Development, Ltd.	321,000	$68,722
China Railway Group, Ltd. Class H	733,000	323,305
China Resources Beer Holdings Co., Ltd.	217,357	2,001,495
China Resources Cement Holdings, Ltd.	74,000	82,648
China Resources Gas Group, Ltd.	106,000	563,913
China Resources Land, Ltd.	404,767	1,670,466
China Resources Medical Holdings Co., Ltd.	78,500	67,426
China Resources Power Holdings Co., Ltd.	372,437	401,072
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	13,100	50,290
China Science Publishing & Media, Ltd. Class A	33,700	49,072
China Shenhua Energy Co., Ltd. Class H	542,540	1,021,568
China Shipbuilding Industry Co., Ltd. Class A (a)	127,900	82,489
China Silver Group, Ltd. (a)	80,000	8,770
China South City Holdings, Ltd.	452,000	67,038
China Southern Airlines Co., Ltd. Class H (a)(c)	280,000	166,833
China State Construction Engineering Corp., Ltd. Class A	215,200	164,630
China Taiping Insurance Holdings Co., Ltd.	145,141	261,686
China Telecom Corp., Ltd. Class H	2,269,320	629,241
China Tourism Group Duty Free Corp., Ltd. Class A	15,900	691,272
China Tower Corp., Ltd. Class H (b)(c)	4,490,000	660,137
China TransInfo Technology Co., Ltd. Class A	34,300	100,947
China Travel International Investment Hong Kong, Ltd. (a)	298,000	40,738
China Unicom Hong Kong, Ltd.	846,172	485,625
China United Network Communications, Ltd. Class A	103,000	70,710
China Vanke Co., Ltd. Class A	72,200	318,955
China Vanke Co., Ltd. Class H	165,800	571,993
China Yangtze Power Co., Ltd. Class A	183,000	539,706
China Yongda Automobiles Services Holdings, Ltd.	115,500	190,965
China Zhenhua Group Science & Technology Co., Ltd. Class A	23,000	208,346
Security Description	Shares	Value
Chinadive Watersports, Inc. Class A	3,960	$38,706
Chinasoft International, Ltd.	228,000	254,351
Chlitina Holding, Ltd.	37,000	260,730
Chongqing Brewery Co., Ltd. Class A	11,400	208,798
Chongqing Changan Automobile Co., Ltd. Class A (a)	20,100	67,695
Chongqing Changan Automobile Co., Ltd. Class B (a)	114,400	117,442
Chongqing Dima Industry Co., Ltd. Class A	118,500	49,796
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	29,180	73,886
Chongqing Gas Group Corp., Ltd. Class A	56,600	59,766
Chongqing Rural Commercial Bank Co., Ltd. Class H	234,000	95,364
Chongqing Zaisheng Technology Corp., Ltd. Class A	4,100	8,614
Chongqing Zhifei Biological Products Co., Ltd. Class A	12,300	280,036
Chongqing Zongshen Power Machinery Co., Ltd. Class A	67,800	80,463
Chow Tai Seng Jewellery Co., Ltd. Class A	19,688	80,762
CIFI Holdings Group Co., Ltd.	478,413	405,369
CITIC Resources Holdings, Ltd. (a)	2,000	76
CITIC Securities Co., Ltd. Class A	54,500	246,635
CITIC Securities Co., Ltd. Class H	253,000	570,354
CITIC Telecom International Holdings, Ltd.	233,000	73,321
CITIC, Ltd.	693,000	490,669
CMST Development Co., Ltd. Class A (a)	118,500	84,087
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	100,900	86,198
CNOOC, Ltd.	1,726,249	1,598,492
Cogobuy Group (a)(b)	3,000	588
Colour Life Services Group Co., Ltd. (c)	95,000	42,637
Consun Pharmaceutical Group, Ltd.	206,400	81,188
Contemporary Amperex Technology Co., Ltd. Class A	16,000	864,716
COSCO SHIPPING Development Co., Ltd. Class H	1,446,339	235,030
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	295,215	116,124

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	187,400	$352,205
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	24,000	28,786
COSCO SHIPPING Ports, Ltd.	42,351	29,440
Cosonic Intelligent Technologies Co., Ltd. Class A	2,000	5,760
Country Garden Holdings Co., Ltd.	931,397	1,287,693
Country Garden Services Holdings Co., Ltd.	104,865	709,347
CQ Pharmaceutical Holding Co., Ltd. Class A	82,100	65,714
CSC Financial Co., Ltd. Class A	20,100	129,944
CSG Holding Co., Ltd. Class B	196,350	75,969
CSG Smart Science&Technology Co., Ltd. Class A (a)	42,400	67,288
CSPC Pharmaceutical Group, Ltd.	976,320	998,500
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (a)	21,600	88,373
CT Environmental Group, Ltd. (a)(d)	438,000	9,603
CTS International Logistics Corp., Ltd. Class A	73,580	105,217
D&O Home Collection Co., Ltd. Class A	20,900	65,949
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	41,750	220,425
Dada Nexus, Ltd. ADR (a)(c)	1,296	47,304
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	114,400	70,788
Daqo New Energy Corp. ADR (a)	4,532	259,956
Datang International Power Generation Co., Ltd. Class H	410,000	52,877
Dazhong Transportation Group Co., Ltd. Class B	247,250	74,175
Dazzle Fashion Co., Ltd. Class A	22,384	65,705
Deppon Logistics Co., Ltd. Class A	28,600	55,865
DHC Software Co., Ltd. Class A	99,900	127,630
Digital China Group Co., Ltd. Class A	36,900	121,890
Digital China Information Service Co., Ltd. Class A	42,500	101,398
Do-Fluoride Chemicals Co., Ltd. Class A	9,700	29,906
Dongfang Electric Corp., Ltd. Class H	12,000	8,775
Dongfeng Motor Group Co., Ltd. Class H	532,468	620,790
Security Description	Shares	Value
Dongguan Eontec Co., Ltd. Class A	5,900	$7,946
Double Medical Technology, Inc. Class A	14,500	164,559
East Group Co., Ltd. Class A	31,500	38,595
East Money Information Co., Ltd. Class A	8,300	39,605
Easysight Supply Chain Management Co., Ltd. Class A (a)	32,500	40,071
Ecovacs Robotics Co., Ltd. Class A (a)	16,800	228,831
Eve Energy Co., Ltd. Class A	10,800	135,485
Ever Sunshine Lifestyle Services Group, Ltd.	20,000	43,901
Everbright Securities Co., Ltd. Class A	33,700	96,069
Fanhua, Inc. ADR	10,695	128,768
Far East Horizon, Ltd. (c)	335,000	345,203
FAW Jiefang Group Co., Ltd. (a)	47,400	85,218
FIH Mobile, Ltd. (a)(c)	252,000	30,875
First Tractor Co., Ltd. Class H (a)	68,000	33,588
Flat Glass Group Co., Ltd. Class A	35,000	214,957
Focus Media Information Technology Co., Ltd. Class A	113,800	172,890
Foran Energy Group Co., Ltd. Class A	25,100	69,775
Foshan Haitian Flavouring & Food Co., Ltd. Class A	23,360	721,082
Founder Securities Co., Ltd. Class A (a)	58,500	93,378
Foxconn Industrial Internet Co., Ltd. Class A	29,500	62,164
Fufeng Group, Ltd.	127,000	47,499
Fujian Green Pine Co., Ltd. Class A	8,500	24,584
Fujian Star-net Communication Co., Ltd. Class A	14,400	51,113
Fujian Sunner Development Co., Ltd. Class A	15,400	62,912
Fuyao Glass Industry Group Co., Ltd. Class A	22,400	165,673
Ganfeng Lithium Co., Ltd. Class A	15,200	236,774
Ganfeng Lithium Co., Ltd. Class H (b)	2,000	23,885
GCI Science & Technology Co., Ltd. Class A	33,196	85,741
GCL System Integration Technology Co., Ltd. Class A (a)	81,500	53,316
GDS Holdings, Ltd. ADR (a)	6,849	641,340
Geely Automobile Holdings, Ltd.	621,000	2,122,365

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Genimous Technology Co., Ltd. Class A	48,900	$50,130
Genscript Biotech Corp. (a)	82,000	119,290
Getein Biotech, Inc. Class A	19,700	103,797
GF Securities Co., Ltd. Class H	127,400	180,079
Giant Network Group Co., Ltd. Class A	22,800	61,171
Gigadevice Semiconductor Beijing, Inc. Class A	4,820	146,529
Global Top E-Commerce Co., Ltd. Class A (a)	59,200	46,838
Glodon Co., Ltd. Class A	12,800	155,137
GoerTek, Inc. Class A	34,700	199,334
GoldenHome Living Co., Ltd. Class A	15,720	120,864
Goldenmax International Technology, Ltd. Class A (a)	45,100	64,075
GOME Retail Holdings, Ltd. (a)(c)	1,819,322	218,210
Goodbaby International Holdings, Ltd. (a)	283,000	38,323
Grandblue Environment Co., Ltd. Class A	22,428	85,650
Great Wall Motor Co., Ltd. Class H	421,000	1,444,263
Greattown Holdings, Ltd. Class A	51,500	31,867
Gree Real Estate Co., Ltd. Class A (a)	82,600	82,134
Greentown China Holdings, Ltd. (c)	119,500	174,769
Grinm Advanced Materials Co., Ltd. Class A	36,400	74,855
GSX Techedu, Inc. ADR (a)(c)	10,248	529,924
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (a)	175,500	318,224
Guangdong Haid Group Co., Ltd. Class A	12,100	121,994
Guangdong Hongda Blasting Co., Ltd. Class A	27,000	149,408
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	76,300	62,246
Guangdong Investment, Ltd.	420,000	756,166
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,400	31,031
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	45,900	298,504
Guangshen Railway Co., Ltd. Class H (c)	72,500	13,090
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	28,680	95,090
Guangzhou Automobile Group Co., Ltd. Class H	430,844	478,972
Security Description	Shares	Value
Guangzhou Baiyun International Airport Co., Ltd. Class A	21,200	$46,109
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	86,000	210,956
Guangzhou Great Power Energy & Technology Co., Ltd. Class A (a)	7,300	29,530
Guangzhou Haige Communications Group, Inc. Co. Class A	40,500	67,514
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	11,192	220,717
Guangzhou R&F Properties Co., Ltd. Class H	270,576	347,910
Guangzhou Restaurant Group Co., Ltd. Class A	12,600	75,115
Guangzhou Tinci Materials Technology Co., Ltd. Class A	4,100	65,508
Guizhou Panjiang Refined Coal Co., Ltd. Class A	136,184	164,972
Guizhou Space Appliance Co., Ltd. Class A	24,000	240,789
Guocheng Mining Co., Ltd. Class A (a)	53,900	82,385
Guolian Securities Co., Ltd. Class A (a)	1,500	4,925
Guomai Technologies, Inc. Class A	53,900	60,482
Guosen Securities Co., Ltd. Class A	43,600	91,540
Guosheng Financial Holding, Inc. Class A (a)	1,900	4,021
Guotai Junan Securities Co., Ltd. Class A	42,600	114,948
Guoxuan High-Tech Co., Ltd. Class A (a)	2,200	13,247
Haidilao International Holding, Ltd. (b)(c)	93,000	716,044
Haier Smart Home Co., Ltd. Class A	41,400	186,141
Haier Smart Home Co., Ltd. Class H (a)	268,800	974,133
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	22,700	71,245
Hainan Strait Shipping Co., Ltd. Class A	80,850	113,373
Haisco Pharmaceutical Group Co., Ltd. Class A	21,400	57,711
Haitian International Holdings, Ltd.	79,000	273,051
Haitong Securities Co., Ltd. Class A	30,800	60,968
Haitong Securities Co., Ltd. Class H	397,200	354,997
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	59,000	282,529

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Hangcha Group Co., Ltd. Class A	51,560	$166,744
Hangjin Technology Co., Ltd. Class A	5,300	17,124
Hangzhou Oxygen Plant Group Co., Ltd. Class A	30,900	138,361
Hangzhou Robam Appliances Co., Ltd. Class A	17,100	107,338
Hangzhou Silan Microelectronics Co., Ltd. Class A	23,700	91,201
Hangzhou Tigermed Consulting Co., Ltd. Class A	5,700	141,793
Han's Laser Technology Industry Group Co., Ltd. Class A	11,800	77,648
Hansoh Pharmaceutical Group Co., Ltd. (a)(b)	40,000	193,968
Harbin Boshi Automation Co., Ltd. Class A	44,589	83,184
Health & Happiness H&H International Holdings, Ltd.	28,500	105,490
Hebei Construction Group Corp., Ltd. Class H	6,500	3,546
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	3,700	17,929
Hebei Sitong New Metal Material Co., Ltd. Class A	6,100	13,568
Hefei Meiya Optoelectronic Technology, Inc. Class A	13,100	89,287
Henan Lingrui Pharmaceutical Co. Class A	48,400	63,101
Henan Shuanghui Investment & Development Co., Ltd. Class A	25,300	182,799
Henan Yicheng New Energy Co., Ltd. Class A (a)	30,300	28,543
Henan Yuguang Gold & Lead Co., Ltd. Class A	35,800	32,567
Hengan International Group Co., Ltd.	104,500	739,897
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	58,500	136,781
Hengli Petrochemical Co., Ltd. Class A	36,200	155,852
Hexing Electrical Co., Ltd. Class A	23,000	48,679
Hisense Home Appliances Group Co., Ltd. Class A	54,600	121,106
Hua Hong Semiconductor, Ltd. (a)(b)(c)	37,000	209,960
Huabao Flavours & Fragrances Co., Ltd. Class A	1,700	14,358
Huadian Power International Corp., Ltd. Class H	240,000	60,357
Huadong Medicine Co., Ltd. Class A	22,100	90,351
Hualan Biological Engineering, Inc. Class A	26,344	171,284
Security Description	Shares	Value
Huaneng Power International, Inc. Class H	722,472	$263,688
Huangshan Tourism Development Co., Ltd. Class B	60,100	44,714
Huatai Securities Co., Ltd. Class A	75,800	210,133
Huatai Securities Co., Ltd. Class H (b)	84,600	133,111
Huaxin Cement Co., Ltd. Class B	34,900	75,628
Huayu Automotive Systems Co., Ltd. Class A	21,200	94,046
Huazhu Group, Ltd. ADR	18,515	833,730
Hubei Biocause Pharmaceutical Co., Ltd. Class A	58,000	43,478
Hubei Dinglong Co., Ltd. Class A	7,300	21,248
Huizhou Desay Sv Automotive Co., Ltd. Class A	16,300	211,106
Hunan Aihua Group Co., Ltd. Class A	20,200	83,329
Hundsun Technologies, Inc. Class A	14,640	236,389
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A	71,300	120,065
HUYA, Inc. ADR (a)(c)	6,252	124,602
HY Energy Group Co., Ltd. Class A (a)	86,200	83,591
Hytera Communications Corp., Ltd. Class A (a)	38,000	35,914
HyUnion Holding Co., Ltd. Class A (a)	23,500	26,623
Iflytek Co., Ltd. Class A	17,300	108,833
IKD Co., Ltd. Class A	37,000	88,846
I-Mab ADR (a)(c)	216	10,184
Industrial & Commercial Bank of China, Ltd. Class A	256,400	196,938
Industrial & Commercial Bank of China, Ltd. Class H	9,139,138	5,928,650
Industrial Bank Co., Ltd. Class A	154,500	496,320
INESA Intelligent Tech, Inc. Class B	610,800	274,249
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	211,400	161,072
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	32,100	219,233
Inner Mongolia Yitai Coal Co., Ltd. Class B	246,381	137,973
Innovent Biologics, Inc. (a)(b)	104,500	1,105,802
Intco Medical Technology Co., Ltd. Class A	2,100	54,353
iQIYI, Inc. ADR (a)(c)	25,368	443,433
IReader Technology Co., Ltd. Class A	26,000	134,469

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Jason Furniture Hangzhou Co., Ltd. Class A	11,700	$126,983
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	38,000	45,624
JD Health International, Inc. (a)(b)	13,450	260,193
JD.com, Inc. ADR (a)	110,882	9,746,528
Jiajiayue Group Co., Ltd. Class A	22,300	73,113
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	378,000	191,425
Jiangsu Expressway Co., Ltd. Class H	436,299	487,850
Jiangsu Gian Technology Co., Ltd. Class A	1,800	14,632
Jiangsu Guotai International Group Co., Ltd. Class A	157,700	175,501
Jiangsu Hengli Hydraulic Co., Ltd. Class A	16,882	293,638
Jiangsu Hengrui Medicine Co., Ltd. Class A	46,080	790,573
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	38,600	60,425
Jiangsu King's Luck Brewery JSC, Ltd. Class A	14,300	126,301
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	71,800	78,137
Jiangsu Shagang Co., Ltd. Class A	126,400	213,434
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	11,200	406,839
Jiangsu Yangnong Chemical Co., Ltd. Class A	11,200	227,563
Jiangsu Yoke Technology Co., Ltd. Class A	40,500	374,600
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	22,497	97,687
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	50,500	68,638
Jiangxi Copper Co., Ltd. Class H	321,578	505,145
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	32,300	122,455
Jiangxi Zhengbang Technology Co., Ltd. Class A	23,500	61,638
Jiayou International Logistics Co., Ltd. Class A	26,172	86,654
Jinke Properties Group Co., Ltd. Class A	99,800	108,915
JinkoSolar Holding Co., Ltd. ADR (a)	4,106	254,038
Jinneng Science&Technology Co., Ltd. Class A (a)	36,500	91,859
Jinyu Bio-Technology Co., Ltd. Class A	22,900	73,635
Security Description	Shares	Value
JiuGui Liquor Co., Ltd. Class A	400	$9,636
Jizhong Energy Resources Co., Ltd. Class A	200,900	128,642
JL Mag Rare-Earth Co., Ltd. Class A	2,500	13,984
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	42,800	91,639
Joinn Laboratories China Co., Ltd. Class A	15,720	249,496
Jointown Pharmaceutical Group Co., Ltd. Class A (a)	30,600	85,536
Joy City Property, Ltd.	126,000	7,719
Joyoung Co., Ltd. Class A	31,400	154,858
JOYY, Inc. ADR	4,538	362,949
Juewei Food Co., Ltd. Class A	11,200	133,676
Kama Co., Ltd. Class B (a)	261,649	100,473
Kandi Technologies Group, Inc. (a)(c)	6,472	44,657
KE Holdings, Inc. ADR (a)	13,592	836,452
Keshun Waterproof Technologies Co., Ltd. Class A (a)	3,800	12,552
Kingboard Holdings, Ltd.	119,200	502,697
KingClean Electric Co., Ltd. Class A	20,000	93,063
Kingdee International Software Group Co., Ltd. (a)	274,000	1,116,658
Kingsoft Cloud Holdings, Ltd. ADR (a)	648	28,220
Kingsoft Corp., Ltd.	119,000	767,361
Kintor Pharmaceutical, Ltd. (a)(b)	10,500	14,165
Konka Group Co., Ltd. Class B	420,300	133,887
Koolearn Technology Holding, Ltd. (a)(b)	4,500	16,192
KTK Group Co., Ltd. Class A	37,558	83,248
Kuang-Chi Technologies Co., Ltd. Class A (a)	45,900	157,200
Kunlun Energy Co., Ltd.	484,000	418,218
Kunshan Kersen Science & Technology Co., Ltd. Class A (a)	51,100	90,533
Kunwu Jiuding Investment Holdings Co., Ltd. Class A (a)	17,700	53,264
Kweichow Moutai Co., Ltd. Class A	10,500	3,229,203
KWG Group Holdings, Ltd.	201,451	274,877
KWG Living Group Holdings, Ltd. (a)	98,225	79,808
Lao Feng Xiang Co., Ltd. Class B	68,979	199,901
Launch Tech Co., Ltd. Class H (a)	28,600	15,565
Lee & Man Paper Manufacturing, Ltd.	265,000	217,021
Lenovo Group, Ltd.	877,703	828,593

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Lens Technology Co., Ltd. Class A	9,100	$42,876
LexinFintech Holdings, Ltd. ADR (a)(c)	8,491	56,890
Li Auto, Inc. ADR (a)	14,132	407,426
Li Ning Co., Ltd.	269,374	1,851,678
Lier Chemical Co., Ltd. Class A (a)	5,000	16,085
Lifetech Scientific Corp. (a)	302,000	173,320
Lingyi iTech Guangdong Co. Class A	50,300	92,832
Livzon Pharmaceutical Group, Inc. Class H	48,097	186,400
Lomon Billions Group Co., Ltd. Class A	4,900	23,208
Longfor Group Holdings, Ltd. (b)	152,500	892,911
LONGi Green Energy Technology Co., Ltd. Class A	42,000	596,061
Lu Thai Textile Co., Ltd. Class B	58,100	29,298
Luenmei Quantum Co., Ltd. Class A	39,900	69,707
Lushang Health Industry Development Co., Ltd. Class A	300	393
Luxshare Precision Industry Co., Ltd. Class A	70,708	610,797
Luye Pharma Group, Ltd. (b)(c)	238,000	110,807
Luzhou Laojiao Co., Ltd. Class A	12,500	435,147
Maanshan Iron & Steel Co., Ltd. Class A	273,600	112,023
Mango Excellent Media Co., Ltd. Class A	1,400	15,623
Maoye Commericial Co., Ltd. Class A	86,800	49,836
Markor International Home Furnishings Co., Ltd. Class A (a)	104,500	73,509
Maxscend Microelectronics Co., Ltd. Class A	900	79,039
Mayinglong Pharmaceutical Group Co., Ltd. Class A	23,400	72,541
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	51,300	89,466
Meituan Class B (a)	463,300	17,602,634
Metallurgical Corp. of China, Ltd. Class H	511,000	90,287
Microport Scientific Corp.	88,000	476,099
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	11,900	239,936
Minth Group, Ltd.	98,000	516,930
MLS Co., Ltd. Class A	37,700	84,666
MOGU, Inc. ADR (a)	9,061	19,662
Momo, Inc. ADR	16,743	233,732
Security Description	Shares	Value
Montnets Cloud Technology Group Co., Ltd. Class A (a)	23,500	$51,473
Muyuan Foods Co., Ltd. Class A	32,310	383,444
NanJi E-Commerce Co., Ltd. Class A	43,800	92,230
Nanjing Hanrui Cobalt Co., Ltd. Class A	1,000	14,609
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	15,642	84,583
Nanjing Xinjiekou Department Store Co., Ltd. Class A (a)	33,300	57,716
NARI Technology Co., Ltd. Class A	40,600	166,046
National Agricultural Holdings, Ltd. (a)(c)(d)	112,000	—
NAURA Technology Group Co., Ltd. Class A	700	19,474
NavInfo Co., Ltd. Class A	31,100	68,312
NetEase, Inc. ADR	47,951	4,592,267
New China Life Insurance Co., Ltd. Class A	11,400	101,723
New China Life Insurance Co., Ltd. Class H	93,800	365,941
New Hope Liuhe Co., Ltd. Class A	37,100	127,918
New Oriental Education & Technology Group, Inc. ADR (a)	17,482	3,248,330
Newland Digital Technology Co., Ltd. Class A	22,899	53,858
Ningbo Huaxiang Electronic Co., Ltd. Class A	28,500	68,304
Ningbo Jifeng Auto Parts Co., Ltd. Class A	48,100	55,825
Ningbo Orient Wires & Cables Co., Ltd. Class A	3,100	11,905
Ningbo Tuopu Group Co., Ltd. Class A	34,600	204,671
Ningbo Xusheng Auto Technology Co., Ltd. Class A (a)	15,000	72,245
NIO, Inc. ADR (a)	122,426	5,967,043
Niu Technologies ADR (a)(c)	2,156	60,476
Noah Holdings, Ltd. ADR (a)	3,208	153,374
Northeast Pharmaceutical Group Co., Ltd. Class A (a)	39,132	30,539
Offcn Education Technology Co., Ltd. Class A	30,500	164,926
Offshore Oil Engineering Co., Ltd. Class A	27,400	18,937
Oppein Home Group, Inc. Class A	15,780	326,693
Orient Securities Co., Ltd. Class A	40,100	71,785
PCI-Suntek Technology Co., Ltd. Class A	58,190	67,983

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
People's Insurance Co. Group of China, Ltd. Class A	44,900	$45,407
People's Insurance Co. Group of China, Ltd. Class H	663,000	210,345
Perfect World Co., Ltd. Class A	20,600	93,541
PetroChina Co., Ltd. Class H	1,245,208	385,421
Pharmaron Beijing Co., Ltd. Class A	8,600	159,381
PICC Property & Casualty Co., Ltd. Class H	1,002,433	758,885
Pinduoduo, Inc. ADR (a)	42,226	7,502,293
Ping An Bank Co., Ltd. Class A	175,000	520,961
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	43,800	530,988
Ping An Insurance Group Co. of China, Ltd. Class A	54,300	726,992
Ping An Insurance Group Co. of China, Ltd. Class H	627,228	7,684,784
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	142,400	129,980
Poly Developments and Holdings Group Co., Ltd. Class A	72,200	175,814
Poly Property Group Co., Ltd.	330,000	96,610
Postal Savings Bank of China Co., Ltd. Class H (b)	510,000	288,089
Puxin, Ltd. ADR (a)	1,188	6,914
Qianhe Condiment and Food Co., Ltd. Class A	26,200	150,748
Qingdao East Steel Tower Stock Co., Ltd. Class A	64,600	76,367
Qingdao Topscomm Communication, Inc. Class A	24,760	35,406
Qudian, Inc. ADR (a)(c)	15,665	21,618
Qutoutiao, Inc. ADR (a)(c)	10,788	17,153
Rainbow Digital Commercial Co., Ltd. Class A	34,100	40,101
Raisecom Technology Co., Ltd. Class A	28,400	48,305
Red Avenue New Materials Group Co., Ltd. Class A	2,100	10,021
Roshow Technology Co., Ltd. Class A (a)	27,100	34,289
SAIC Motor Corp., Ltd. Class A	44,300	166,654
Sailun Group Co., Ltd. Class A	98,400	91,483
Sanan Optoelectronics Co., Ltd. Class A	35,900	149,255
Sany Heavy Industry Co., Ltd. Class A	59,500	320,367
SDIC Capital Co., Ltd. Class A	34,398	73,226
Seazen Group, Ltd. (a)	194,000	161,378
Seazen Holdings Co., Ltd. Class A	19,600	105,080
SF Holding Co., Ltd. Class A	19,900	270,259
Shaanxi Coal Industry Co., Ltd. Class A	85,900	123,495
Security Description	Shares	Value
Shandong Airlines Co., Ltd. Class B (a)	86,200	$68,036
Shandong Chenming Paper Holdings, Ltd. Class H	78,850	37,931
Shandong Dawn Polymer Co., Ltd. Class A	6,000	23,772
Shandong Denghai Seeds Co., Ltd. Class A	3,700	12,712
Shandong Gold Mining Co., Ltd. Class A	48,260	175,460
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	21,700	99,036
Shandong Linglong Tyre Co., Ltd. Class A	20,800	112,602
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	161,000	81,285
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	260,000	587,476
Shandong Xinchao Energy Corp., Ltd. Class A (a)	267,000	63,291
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	73,000	105,399
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	26,660	45,756
Shang Gong Group Co., Ltd. Class B (a)	201,300	74,280
Shanghai AtHub Co., Ltd. Class A	22,500	208,180
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	20,800	333,900
Shanghai Baosight Software Co., Ltd. Class A	11,300	119,981
Shanghai Baosight Software Co., Ltd. Class B	57,960	235,723
Shanghai Belling Co., Ltd. Class A	25,500	55,030
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	152,600	68,823
Shanghai Daimay Automotive Interior Co., Ltd. Class A	22,990	101,031
Shanghai Diesel Engine Co., Ltd. Class B	254,900	110,627
Shanghai East China Computer Co., Ltd. Class A	18,100	75,028
Shanghai Electric Group Co., Ltd. Class H (a)	538,418	165,264
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A (a)	23,300	82,776
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	15,400	127,981

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	45,000	$215,022
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	223,000	109,575
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	252,100	69,328
Shanghai Haixin Group Co. Class B	254,113	87,161
Shanghai Henlius Biotech, Inc. Class H (a)(b)	1,400	8,477
Shanghai Highly Group Co., Ltd. Class B	174,300	89,765
Shanghai Industrial Urban Development Group, Ltd.	63,000	6,663
Shanghai International Airport Co., Ltd. Class A	15,900	185,171
Shanghai International Port Group Co., Ltd. Class A	143,000	100,592
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	153,196	102,488
Shanghai Jinjiang International Travel Co., Ltd. Class B	68,974	111,945
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	28,900	55,161
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	48,700	44,707
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	130,400	309,508
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	365,600	183,897
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	221,064	172,872
Shanghai M&G Stationery, Inc. Class A	11,396	155,346
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	65,284	97,012
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	22,200	65,609
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	81,900	144,284
Shanghai Phichem Material Co., Ltd. Class A (a)	11,700	31,984
Shanghai Pudong Development Bank Co., Ltd. Class A	196,300	292,487
Shanghai Putailai New Energy Technology Co., Ltd. Class A	11,200	193,756
Security Description	Shares	Value
Shanghai RAAS Blood Products Co., Ltd. Class A	55,000	$62,648
Shanghai Runda Medical Technology Co., Ltd. Class A (a)	37,700	64,877
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	82,800	76,176
Shanghai Wanye Enterprises Co., Ltd. Class A (a)	42,000	130,396
Shanghai Weaver Network Co., Ltd. Class A	15,720	244,294
Shanghai Yaoji Technology Co., Ltd. Class A	6,400	24,175
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	25,300	66,359
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	160,800	41,486
Shanxi Blue Flame Holding Co., Ltd. Class A	49,100	61,293
Shanxi Coking Coal Energy Group Co, Ltd. Class A	90,670	78,714
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	53,200	53,227
Shanxi Meijin Energy Co., Ltd. Class A (a)	47,200	48,532
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	11,300	652,764
Shengda Resources Co., Ltd. Class A	27,200	66,653
Shengyi Technology Co., Ltd. Class A	27,700	120,067
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	300	4,398
Shenzhen Agricultural Products Group Co., Ltd. Class A	95,300	103,417
Shenzhen Aisidi Co., Ltd. Class A	70,300	80,724
Shenzhen Capchem Technology Co., Ltd. Class A	2,500	39,020
Shenzhen Das Intellitech Co., Ltd. Class A	156,583	86,286
Shenzhen Ellassay Fashion Co., Ltd. Class A	31,580	64,165
Shenzhen Expressway Co., Ltd. Class H	29,000	27,303
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	53,000	77,175
Shenzhen Gas Corp., Ltd. Class A	63,500	70,766
Shenzhen Gongjin Electronics Co., Ltd. Class A	33,200	52,943
Shenzhen Goodix Technology Co., Ltd. Class A	900	21,549
Shenzhen H&T Intelligent Control Co., Ltd. Class A	31,400	83,470

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Shenzhen Huaqiang Industry Co., Ltd. Class A	26,500	$50,743
Shenzhen Investment, Ltd.	416,197	142,779
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,600	123,556
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	17,000	42,417
Shenzhen Kinwong Electronic Co., Ltd. Class A	16,020	74,346
Shenzhen Megmeet Electrical Co., Ltd. Class A	19,700	103,281
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	5,400	354,090
Shenzhen MTC Co., Ltd. Class A (a)	178,800	170,636
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	119,793	73,941
Shenzhen SC New Energy Technology Corp. Class A	600	13,447
Shenzhen SDG Information Co., Ltd. Class A	31,400	44,514
Shenzhen SEG Co., Ltd. Class B	155,600	46,356
Shenzhen Senior Technology Material Co., Ltd. Class A	6,500	30,286
Shenzhen Sunlord Electronics Co., Ltd. Class A	17,600	66,427
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	19,300	42,898
Shenzhen World Union Group, Inc. Class A	14,800	11,208
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	15,800	20,332
Shenzhen Ysstech Info-tech Co., Ltd. Class A	194,900	263,101
Shenzhen Zhenye Group Co., Ltd. Class A	77,400	66,837
Shenzhou International Group Holdings, Ltd.	63,600	1,246,761
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	70,800	67,567
Shinva Medical Instrument Co., Ltd. Class A	31,700	69,386
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	15,300	45,782
Sichuan Yahua Industrial Group Co., Ltd. Class A	3,900	13,177
SINA Corp. (a)	12,854	544,753
Sinofibers Technology Co., Ltd. Class A	1,900	14,801
Sinoma Science & Technology Co., Ltd. Class A	35,200	131,012
Sino-Ocean Group Holding, Ltd.	1,010,211	201,942
Sinopec Oilfield Service Corp. Class A (a)	165,200	49,840
Security Description	Shares	Value
Sinopec Oilfield Service Corp. Class H (a)(c)	6,000	$472
Sinopec Shanghai Petrochemical Co., Ltd. Class H	732,878	155,955
Sinopharm Group Co., Ltd. Class H	144,000	350,257
Sinotrans, Ltd. Class H	281,000	102,197
Sinotruk Hong Kong, Ltd.	43,000	109,804
SITC International Holdings Co., Ltd.	230,000	496,553
Skshu Paint Co., Ltd. Class A	15,628	364,440
Skyworth Digital Co., Ltd. Class A	43,800	53,868
Smoore International Holdings, Ltd. (a)(b)	130,000	1,003,437
Sohu.com, Ltd. ADR (a)	5,144	81,995
SooChow Securities Co., Ltd. Class A	53,790	81,637
Spring Airlines Co., Ltd. Class A	11,600	98,972
State Grid Information & Communication Co., Ltd. Class A	6,500	14,237
STO Express Co., Ltd. Class A	22,894	35,522
Sun Art Retail Group, Ltd. (c)	279,500	284,047
Sunac China Holdings, Ltd.	292,000	1,078,922
Sunac Services Holdings, Ltd. (a)(b)	8,751	19,367
Sunfly Intelligent Technology Co., Ltd. Class A	2,100	4,079
Sungrow Power Supply Co., Ltd. Class A	11,900	132,396
Suning Universal Co., Ltd. Class A	109,600	57,865
Sunny Optical Technology Group Co., Ltd.	83,200	1,820,907
Sunresin New Materials Co., Ltd. Class A	1,700	11,644
Sunward Intelligent Equipment Co., Ltd. Class A	97,200	119,094
Sunwoda Electronic Co., Ltd. Class A	3,700	17,490
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	18,600	74,438
Suzhou Maxwell Technologies Co., Ltd. Class A	300	31,263
Taiji Computer Corp., Ltd. Class A	20,479	82,305
TAL Education Group ADR (a)	48,024	3,434,196
TCL Electronics Holdings, Ltd.	162,000	121,387
Tencent Holdings, Ltd.	656,470	47,750,354
Tencent Music Entertainment Group ADR (a)	21,684	417,200
Tianfeng Securities Co., Ltd. Class A	55,610	52,215

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	35,100	$137,771
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	43,945	38,672
Tianli Education International Holdings, Ltd.	17,000	17,890
Tianma Microelectronics Co., Ltd. Class A	28,000	63,528
Tianneng Power International, Ltd. (c)	114,000	274,934
Tianshui Huatian Technology Co., Ltd. Class A	67,400	141,302
Tibet Summit Resources Co., Ltd. Class A (a)	10,700	17,261
Times China Holdings, Ltd.	55,000	76,465
Tingyi Cayman Islands Holding Corp.	366,383	625,613
Tong Ren Tang Technologies Co., Ltd. Class H	164,000	102,581
Tongcheng-Elong Holdings, Ltd. (a)	63,600	123,036
TongFu Microelectronics Co., Ltd. Class A (a)	38,100	148,022
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	22,100	45,515
Tongwei Co., Ltd. Class A	40,400	239,043
Tongyu Communication, Inc. Class A	14,792	41,097
Topchoice Medical Corp. Class A (a)	11,200	476,711
TravelSky Technology, Ltd. Class H	118,000	284,581
Trip.com Group, Ltd. ADR (a)	47,261	1,594,114
Tsingtao Brewery Co., Ltd. Class H	88,000	921,555
UE Furniture Co., Ltd. Class A	47,397	96,886
Unigroup Guoxin Microelectronics Co., Ltd. Class A	11,200	230,684
Uni-President China Holdings, Ltd.	229,000	233,021
Unisplendour Corp., Ltd. Class A	25,820	81,276
Universal Scientific Industrial Shanghai Co., Ltd. Class A	26,200	77,995
Up Fintech Holding, Ltd. ADR (a)	1,620	12,863
Uxin, Ltd. ADR (a)(c)	26,000	22,685
Valiant Co., Ltd. Class A	31,900	106,896
Vatti Corp., Ltd. Class A	37,900	51,512
Venus MedTech Hangzhou, Inc. Class H (a)(b)	4,500	45,877
Vipshop Holdings, Ltd. ADR (a)	47,267	1,328,675
Visionox Technology, Inc. Class A (a)	37,000	64,926
Security Description	Shares	Value
Visual China Group Co., Ltd. Class A	26,300	$52,627
Viva Biotech Holdings (b)	33,500	39,489
Walvax Biotechnology Co., Ltd. Class A	9,400	55,792
Wangfujing Group Co., Ltd. Class A	3,700	18,555
Wangneng Environment Co., Ltd. Class A	26,000	63,713
Wanhua Chemical Group Co., Ltd. Class A	21,700	304,090
Want Want China Holdings, Ltd.	1,257,000	909,454
Wasu Media Holding Co., Ltd. Class A	39,800	52,441
Weibo Corp. ADR (a)(c)	4,919	201,630
Weichai Power Co., Ltd. Class A	149,300	362,871
Weichai Power Co., Ltd. Class H	62,000	124,418
Weimob, Inc. (a)(b)(c)	243,000	436,869
West China Cement, Ltd.	470,000	69,707
Westone Information Industry, Inc. Class A	13,100	33,674
Will Semiconductor Co., Ltd. Class A	6,800	241,891
Wingtech Technology Co., Ltd. Class A	3,600	54,859
Winning Health Technology Group Co., Ltd. Class A	121,000	325,937
Wuhan Department Store Group Co., Ltd. Class A	1,000	1,793
Wuhan Guide Infrared Co., Ltd. Class A	41,550	267,016
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	28,700	137,964
Wuliangye Yibin Co., Ltd. Class A	34,300	1,540,864
WUS Printed Circuit Kunshan Co., Ltd. Class A	24,300	70,282
WuXi AppTec Co., Ltd. Class A	32,340	670,629
Wuxi Biologics Cayman, Inc. (a)(b)	305,500	4,050,298
Wuxi Shangji Automation Co., Ltd. Class A	18,630	397,024
Wuxi Taiji Industry Co., Ltd. Class A	51,600	75,057
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	27,400	56,726
Xiamen Faratronic Co., Ltd. Class A	11,400	188,723
Xiamen Intretech, Inc. Class A	11,400	112,883
Xiamen ITG Group Corp., Ltd. Class A	54,200	55,730

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Xiamen Jihong Technology Co., Ltd. Class A	11,400	$56,573
Xiamen Kingdomway Group Co. Class A	27,600	147,290
Xiangpiaopiao Food Co., Ltd. Class A	12,400	40,349
Xianhe Co., Ltd. Class A	1,000	3,848
Xiaomi Corp. Class B (a)(b)	1,404,800	6,014,994
Xilinmen Furniture Co., Ltd. Class A	35,100	104,382
Xinhuanet Co., Ltd. Class A	17,800	52,058
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	39,400	86,421
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	37,259	74,865
Xinjiang Xintai Natural Gas Co., Ltd. Class A	22,360	81,295
Xinyi Solar Holdings, Ltd.	346,774	905,637
XPeng, Inc. ADR (a)	10,140	434,296
Yadea Group Holdings, Ltd. (b)	78,000	161,154
Yangzijiang Shipbuilding Holdings, Ltd.	371,400	268,367
Yantai Changyu Pioneer Wine Co., Ltd. Class B	37,553	76,909
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	50,900	155,991
Yantai Eddie Precision Machinery Co., Ltd. Class A	22,115	234,676
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	63,033
Yantai Zhenghai Magnetic Material Co., Ltd. Class A	20,600	39,668
Yanzhou Coal Mining Co., Ltd. Class H	290,882	232,590
Yeahka, Ltd. (a)	5,600	27,156
YGSOFT, Inc. Class A	54,860	72,706
Yifan Pharmaceutical Co., Ltd. Class A	30,500	88,871
Yifeng Pharmacy Chain Co., Ltd. Class A	15,860	220,177
Yihai International Holding, Ltd. (a)	36,000	533,928
Yixintang Pharmaceutical Group Co., Ltd. Class A	16,800	86,138
Yonghui Superstores Co., Ltd. Class A	70,700	78,137
Yonyou Network Technology Co., Ltd. Class A	31,620	213,521
YTO Express Group Co., Ltd. Class A	35,100	62,132
Yum China Holdings, Inc.	47,457	2,709,320
Yunda Holding Co., Ltd. Class A	30,830	74,505
Yunji, Inc. ADR (a)	2,804	5,187
Yunnan Energy New Material Co., Ltd. Class A	12,400	270,612
Security Description	Shares	Value
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	140,300	$265,412
Zai Lab, Ltd. ADR (a)	7,349	994,614
ZBOM Home Collection Co., Ltd. Class A	500	2,656
Zhaojin Mining Industry Co., Ltd. Class H	92,500	110,110
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	197,218	215,837
Zhejiang Crystal-Optech Co., Ltd. Class A	28,300	50,487
Zhejiang Dahua Technology Co., Ltd. Class A	26,200	80,213
Zhejiang Dingli Machinery Co., Ltd. Class A	15,720	244,850
Zhejiang Expressway Co., Ltd. Class H	266,000	224,701
Zhejiang Hangmin Co., Ltd. Class A	93,794	82,726
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	54,800	71,699
Zhejiang Huafeng Spandex Co., Ltd. Class A	80,700	125,336
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	4,100	50,046
Zhejiang Jianfeng Group Co., Ltd. Class A	28,200	60,683
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	16,140	191,917
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	19,880	77,541
Zhejiang Jingu Co., Ltd. Class A (a)	8,500	7,942
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	31,800	48,655
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	102,200	50,182
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	54,100	90,768
Zhejiang Longsheng Group Co., Ltd. Class A	27,000	56,605
Zhejiang Medicine Co., Ltd. Class A	32,300	67,616
Zhejiang Meida Industrial Co., Ltd. Class A	49,900	122,356
Zhejiang NHU Co., Ltd. Class A	18,500	95,908
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	39,750	150,822
Zhejiang Satellite Petrochemical Co., Ltd. Class A	29,600	119,008
Zhejiang Semir Garment Co., Ltd. Class A	33,900	52,285
Zhejiang Shibao Co., Ltd. Class A (a)	76,400	68,795

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	500	$5,066
Zhejiang Supor Co., Ltd. Class A	11,190	134,332
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	50,600	104,056
Zhejiang Yasha Decoration Co., Ltd. Class A	97,900	112,116
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	48,907	82,959
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	59,200	80,472
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	28,700	133,990
Zhongsheng Group Holdings, Ltd.	64,500	459,594
Zhongtian Financial Group Co., Ltd. Class A (a)	114,800	55,663
Zhuzhou CRRC Times Electric Co., Ltd. Class H	96,400	420,220
Zijin Mining Group Co., Ltd. Class H	1,216,685	1,377,702
ZJBC Information Technology Co., Ltd. Class A (a)	76,980	62,564
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	122,700	186,978
ZTE Corp. Class A	11,900	61,637
ZTE Corp. Class H (c)	122,040	306,916
ZTO Express Cayman, Inc. ADR	53,237	1,552,391
		380,604,939
HONG KONG — 0.9%
Alibaba Pictures Group, Ltd. (a)	1,490,107	184,489
China Animal Healthcare, Ltd. (a)(d)	305,700	—
China Ding Yi Feng Holdings, Ltd. (a)	24,000	6,655
China Fiber Optic Network System Group, Ltd. (a)(d)	686,800	—
China First Capital Group, Ltd. (a)(c)	422,000	6,368
China High Speed Transmission Equipment Group Co., Ltd.	8,000	7,841
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	549,000	—
Chongsing Holdings,Ltd. (a)(d)	2,260,000	1,749
Citychamp Watch & Jewellery Group, Ltd. (a)	540,000	119,089
Comba Telecom Systems Holdings, Ltd. (c)	417,847	121,789
CP Pokphand Co., Ltd.	1,004,000	95,818
Dawnrays Pharmaceutical Holdings, Ltd.	236,000	42,611
Digital China Holdings, Ltd. (c)	169,000	138,620
Security Description	Shares	Value
Fullshare Holdings, Ltd. (a)	31,100	$762
GCL-Poly Energy Holdings, Ltd. (a)(c)	1,381,000	219,069
Guotai Junan International Holdings, Ltd.	32,000	4,292
Hi Sun Technology China, Ltd. (a)	312,000	40,641
Huabao International Holdings, Ltd. (c)	67,000	92,285
Imperial Pacific International Holdings, Ltd. (a)	7,016,300	9,049
JS Global Lifestyle Co., Ltd. (b)	109,000	210,582
NetDragon Websoft Holdings, Ltd.	65,500	146,816
Nine Dragons Paper Holdings, Ltd.	216,000	306,428
Shanghai Industrial Holdings, Ltd.	56,000	76,556
Shimao Group Holdings, Ltd.	185,500	590,913
Sino Biopharmaceutical, Ltd.	1,317,000	1,273,883
Skyworth Group, Ltd. (a)(c)	136,755	38,096
SSY Group, Ltd.	404,691	229,646
Tech Pro Technology Development, Ltd. (a)(c)(d)	1,684,800	—
United Energy Group, Ltd. (a)	354,000	69,852
United Laboratories International Holdings, Ltd.	124,000	87,956
Vinda International Holdings, Ltd. (c)	51,000	139,112
Wasion Holdings, Ltd.	8,000	2,352
WH Group, Ltd. (b)	1,099,000	921,284
Xinyi Glass Holdings, Ltd.	402,000	1,122,449
		6,307,052
INDIA — 15.8%
Aarti Drugs, Ltd.	3,101	29,927
Aavas Financiers, Ltd. (a)	9,677	224,557
Adani Enterprises, Ltd.	6,628	43,500
Adani Gas, Ltd.	14,989	77,050
Adani Green Energy, Ltd. (a)	40,179	578,813
Adani Ports & Special Economic Zone, Ltd.	126,431	837,048
Adani Power, Ltd. (a)	100,038	68,182
Adani Transmission, Ltd. (a)	23,494	140,673
Affle India Private, Ltd. (a)	155	8,023
AIA Engineering, Ltd.	11,273	304,607
Ajanta Pharma, Ltd.	4,443	99,310
Alembic Pharmaceuticals, Ltd.	13,127	185,719
Alok Industries, Ltd. (a)	439,119	140,028
Amber Enterprises India, Ltd.	581	18,708
APL Apollo Tubes, Ltd. (a)	2,403	29,040
Apollo Hospitals Enterprise, Ltd.	28,256	933,056
Apollo Tyres, Ltd.	66,700	162,488
Ashok Leyland, Ltd.	66,563	86,953
Asian Paints, Ltd.	35,911	1,358,688
Astral Poly Technik, Ltd.	1,931	47,116

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
AstraZeneca Pharma India, Ltd.	10,736	$678,711
AU Small Finance Bank, Ltd. (a)(b)	9,572	111,692
Aurobindo Pharma, Ltd.	46,987	592,454
Avenue Supermarts, Ltd. (a)(b)	7,221	273,117
Axis Bank, Ltd. (a)	225,092	1,911,360
Azure Power Global, Ltd. (a)	2,048	83,497
Bajaj Auto, Ltd.	8,280	390,279
Bajaj Electricals, Ltd. (a)	32,339	270,224
Bajaj Finance, Ltd.	24,093	1,746,019
Bajaj Finserv, Ltd.	3,864	470,991
Balkrishna Industries, Ltd.	5,846	131,718
Bandhan Bank, Ltd. (a)(b)	67,301	370,504
Bank of Baroda (a)	58,879	49,517
BEML, Ltd.	9,307	123,420
Bharat Electronics, Ltd.	135,652	222,691
Bharat Forge, Ltd.	36,503	262,429
Bharat Heavy Electricals, Ltd. (a)	312,234	153,409
Bharat Petroleum Corp., Ltd.	76,936	401,277
Bharti Airtel, Ltd.	283,635	1,978,564
Biocon, Ltd. (a)	176,182	1,122,183
Birlasoft, Ltd. (a)	70,964	239,792
Bosch, Ltd.	990	173,231
Britannia Industries, Ltd.	6,300	308,359
Cadila Healthcare, Ltd.	34,168	222,939
Can Fin Homes, Ltd.	81,658	558,114
Cholamandalam Financial Holdings, Ltd.	46,199	339,028
Cholamandalam Investment and Finance Co., Ltd.	83,831	444,754
Cipla, Ltd.	119,432	1,340,244
City Union Bank, Ltd.	249	614
Coal India, Ltd.	182,025	337,432
Crompton Greaves Consumer Electricals, Ltd.	35,800	186,453
Dabur India, Ltd.	45,606	333,303
DCB Bank, Ltd. (a)	95,782	156,321
Deepak Nitrite, Ltd.	3,803	49,021
Dhani Services, Ltd.	27,095	119,275
Dish TV India, Ltd. (a)	161,278	29,577
Dishman Carbogen Amcis, Ltd. (a)	3,772	7,165
Divi's Laboratories, Ltd.	12,024	632,224
Dixon Technologies India, Ltd.	2,469	454,436
DLF, Ltd.	87,911	280,153
Dr Lal PathLabs, Ltd. (b)	10,490	330,955
Dr Reddy's Laboratories, Ltd.	14,167	1,009,213
DRC Systems India Pvt, Ltd. (a)	634	7,977
Edelweiss Financial Services, Ltd. (a)	42,613	39,978
Eicher Motors, Ltd.	13,308	460,960
Emami, Ltd.	15,752	91,353
Escorts, Ltd.	47,696	822,747
Federal Bank, Ltd. (a)	216,202	197,361
Security Description	Shares	Value
Fine Organic Industries, Ltd.	23	$794
Fortis Healthcare, Ltd. (a)	61,202	129,997
Future Consumer, Ltd. (a)	406,410	47,278
Future Lifestyle Fashions, Ltd. (a)	35,142	41,915
Future Retail, Ltd. (a)	48,743	52,500
GAIL India, Ltd.	219,375	370,041
Gillette India, Ltd.	1,245	98,634
Glenmark Pharmaceuticals, Ltd.	24,672	166,635
GMR Infrastructure, Ltd. (a)	833,447	302,273
Godrej Consumer Products, Ltd.	64,114	649,454
Godrej Industries, Ltd. (a)	23,945	138,359
Godrej Properties, Ltd. (a)	3,033	59,448
Granules India, Ltd.	80,438	387,672
Graphite India, Ltd.	2,819	11,698
Grasim Industries, Ltd.	19,315	245,272
Gujarat Pipavav Port, Ltd.	54,699	72,428
Havells India, Ltd.	45,885	575,325
HCL Technologies, Ltd.	131,097	1,697,573
HDFC Life Insurance Co., Ltd. (a)(b)	45,518	421,431
HEG, Ltd.	2,432	30,818
Hero MotoCorp, Ltd.	16,150	687,399
HFCL, Ltd. (a)	134,022	47,323
Hindalco Industries, Ltd.	154,475	508,557
Hindustan Copper, Ltd. (a)	28,638	23,967
Hindustan Petroleum Corp., Ltd.	69,991	208,725
Hindustan Unilever, Ltd.	114,408	3,750,682
Hindustan Zinc, Ltd.	201,886	660,497
Housing Development Finance Corp., Ltd.	233,639	8,181,482
ICICI Bank, Ltd. ADR (a)	268,993	3,997,236
ICICI Bank, Ltd. (a)	603	4,416
ICICI Lombard General Insurance Co., Ltd. (a)(b)	2,680	55,782
ICICI Prudential Life Insurance Co., Ltd. (a)(b)	15,101	103,098
IDFC First Bank, Ltd. (a)	144,103	73,070
IDFC, Ltd. (a)	211,898	107,301
IIFL Finance, Ltd.	181,825	283,061
India Cements, Ltd.	47,799	110,687
Indiabulls Housing Finance, Ltd.	53,608	161,629
Indiabulls Real Estate, Ltd. (a)	40,986	46,109
IndiaMart InterMesh, Ltd. (b)	450	39,460
Indian Hotels Co., Ltd.	405,365	666,293
Indian Oil Corp., Ltd.	290,657	361,792
Indus Towers, Ltd.	95,102	299,229
Infibeam Avenues, Ltd. (a)	281,740	329,871
Info Edge India, Ltd.	4,236	275,834
Infosys, Ltd. ADR	491,909	8,337,858
InterGlobe Aviation, Ltd. (a)(b)	9,613	226,723
IOL Chemicals and Pharmaceuticals, Ltd.	2,037	20,647

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Ipca Laboratories, Ltd.	18,982	$568,622
ITC, Ltd. GDR	275,108	786,809
Jindal Steel & Power, Ltd. (a)	80,118	292,161
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	3,413	124,305
JSW Steel, Ltd.	199,209	1,055,650
Jubilant Foodworks, Ltd.	12,772	487,885
Jubilant Life Sciences, Ltd.	13,283	153,595
Jump Networks, Ltd.	13,559	2,848
Just Dial, Ltd. (a)	6,269	54,310
Karnataka Bank, Ltd. (a)	73,058	57,743
Kaveri Seed Co., Ltd.	15,150	107,818
Kotak Mahindra Bank, Ltd. (a)	114,423	3,125,090
Larsen & Toubro, Ltd. GDR	66,779	1,163,290
Laurus Labs, Ltd. (b)	124,657	602,493
Lemon Tree Hotels, Ltd. (a)(b)	427,412	235,444
LIC Housing Finance, Ltd.	51,735	255,781
Lupin, Ltd.	32,847	439,136
Mahindra & Mahindra Financial Services, Ltd. (a)	104,034	249,024
Mahindra & Mahindra, Ltd.	153,353	1,512,385
MakeMyTrip, Ltd. (a)(c)	14,948	441,414
Manappuram Finance, Ltd.	85,435	193,513
Marico, Ltd.	71,606	394,596
Marksans Pharma, Ltd.	330,805	274,586
Maruti Suzuki India, Ltd.	11,536	1,207,730
Max Financial Services, Ltd. (a)	20,217	186,779
Meghmani Organics, Ltd.	18,612	21,066
Mindtree, Ltd.	16,360	371,757
Motherson Sumi Systems, Ltd.	125,345	283,395
Muthoot Finance, Ltd.	13,836	229,229
Natco Pharma, Ltd.	12,525	164,894
Navin Fluorine International, Ltd.	7,862	281,070
NCC, Ltd.	110,426	87,126
Nestle India, Ltd.	2,949	742,229
NOCIL, Ltd.	17,205	33,801
NTPC, Ltd.	196,649	267,384
Oberoi Realty, Ltd. (a)	307	2,451
Oil & Natural Gas Corp., Ltd.	483,416	615,621
Page Industries, Ltd.	1,061	400,923
PI Industries, Ltd.	12,141	364,733
Piramal Enterprises, Ltd.	6,284	122,868
PNB Housing Finance, Ltd. (a)(b)	55,699	277,780
Power Finance Corp., Ltd.	108,253	169,341
Power Grid Corp. of India, Ltd.	112,820	293,138
Rajesh Exports, Ltd.	35,169	236,113
Raymond, Ltd. (a)	11,168	51,654
RBL Bank, Ltd. (b)	72,988	230,799
REC, Ltd.	96,967	177,697
Reliance Industries, Ltd. GDR (b)	192,677	10,539,432
Repco Home Finance, Ltd.	134,536	429,013
SBI Life Insurance Co., Ltd. (a)(b)	25,387	314,178
Security Description	Shares	Value
Sequent Scientific, Ltd. (a)	142,844	$331,463
Shilpa Medicare, Ltd.	16,749	103,221
Shriram City Union Finance, Ltd.	9,694	140,884
Shriram Transport Finance Co., Ltd.	26,225	375,604
Siemens, Ltd.	38,262	825,041
Solara Active Pharma Sciences, Ltd.	1,148	18,721
South Indian Bank, Ltd. (a)	609,423	75,065
SpiceJet, Ltd. (a)	78,046	101,419
State Bank of India (a)	230,673	868,013
Steel Authority of India, Ltd. (a)	281,154	285,127
Strides Pharma Science, Ltd.	18,353	220,585
Sun Pharma Advanced Research Co., Ltd. (a)	33,804	89,637
Sun Pharmaceutical Industries, Ltd.	156,570	1,269,295
Suvidhaa Infoserve Pvt, Ltd. (a)	34,299	7,975
Suzlon Energy, Ltd. (a)	1,346,347	117,927
Tata Communications, Ltd.	3,510	52,875
Tata Consultancy Services, Ltd.	117,528	4,604,691
Tata Consumer Products, Ltd.	20,568	166,053
Tata Motors, Ltd. (a)	215,071	541,154
Tata Steel, Ltd.	47,934	422,250
TCI Express, Ltd.	1,203	15,245
Tech Mahindra, Ltd.	65,910	877,868
Thyrocare Technologies, Ltd. (b)	48,782	609,546
Titan Co., Ltd.	22,451	481,529
Torrent Pharmaceuticals, Ltd.	10,162	389,791
Trent, Ltd.	7,876	74,117
TVS Motor Co., Ltd.	49,753	330,245
Ujjivan Financial Services, Ltd.	21,247	80,301
UltraTech Cement, Ltd.	8,603	622,629
United Breweries, Ltd.	9,562	155,252
United Spirits, Ltd. (a)	62,766	496,725
UPL, Ltd.	55,947	357,079
Vakrangee, Ltd.	211,097	199,779
Vedanta, Ltd.	153,184	338,371
V-Mart Retail, Ltd. (a)	4,009	139,497
Vodafone Idea, Ltd. (a)	946,973	138,027
Wipro, Ltd. ADR	314,192	1,775,185
WNS Holdings, Ltd. ADR (a)	12,343	889,313
Wockhardt, Ltd. (a)	26,679	199,561
Yes Bank, Ltd. (a)	162,974	39,814
Zee Entertainment Enterprises, Ltd.	101,563	310,662
		110,777,029
INDONESIA — 2.2%
Ace Hardware Indonesia Tbk PT	2,814,300	343,525
Adaro Energy Tbk PT	2,374,900	241,716
AKR Corporindo Tbk PT	155,400	35,172

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Astra International Tbk PT	3,078,400	$1,320,097
Bank Central Asia Tbk PT	1,582,596	3,812,874
Bank Mandiri Persero Tbk PT	3,062,110	1,378,494
Bank Negara Indonesia Persero Tbk PT	657,100	288,797
Bank Rakyat Indonesia Persero Tbk PT	7,528,980	2,234,580
Barito Pacific Tbk PT (a)	2,336,500	182,929
Chandra Asri Petrochemical Tbk PT (a)	150,200	97,015
Charoen Pokphand Indonesia Tbk PT	683,500	317,426
Ciputra Development Tbk PT	1,085,696	76,115
Gudang Garam Tbk PT (a)	99,400	290,064
Indah Kiat Pulp & Paper Corp. Tbk PT	259,100	192,250
Indocement Tunggal Prakarsa Tbk PT	334,725	344,850
Kalbe Farma Tbk PT	1,193,300	125,700
Lippo Karawaci Tbk PT (a)	4,756,110	72,442
Matahari Department Store Tbk PT (a)	23,900	2,169
Media Nusantara Citra Tbk PT (a)	500,000	40,569
Pabrik Kertas Tjiwi Kimia Tbk PT	94,700	66,391
Pakuwon Jati Tbk PT (a)	2,695,100	97,829
Perusahaan Gas Negara Tbk PT	1,884,340	221,963
PP Persero Tbk PT	919,676	122,078
Semen Indonesia Persero Tbk PT	636,800	563,149
Summarecon Agung Tbk PT (a)	1,020,300	58,458
Surya Semesta Internusa Tbk PT	1,623,700	66,450
Telkom Indonesia Persero Tbk PT	6,914,670	1,629,008
Tower Bersama Infrastructure Tbk PT	1,933,400	224,302
Transcoal Pacific Tbk PT	105,200	52,413
Unilever Indonesia Tbk PT	392,800	205,486
United Tractors Tbk PT	223,445	423,035
Wijaya Karya Persero Tbk PT	869,757	122,880
		15,250,226
MACAU — 0.0% (e)
Huasheng International Holding, Ltd. (a)	314,000	32,802
MALAYSIA — 2.9%
AEON Credit Service M Bhd	75,450	225,084
AirAsia Group Bhd (a)	284,200	62,527
Alliance Bank Malaysia Bhd (a)	807,810	584,395
AMMB Holdings Bhd	116,900	106,075
Astro Malaysia Holdings Bhd	209,900	47,224
Axiata Group Bhd	568,183	528,279
Bermaz Auto Bhd	306,180	110,369
Security Description	Shares	Value
British American Tobacco Malaysia Bhd	4,800	$16,801
Bursa Malaysia Bhd	406,251	838,256
Cahya Mata Sarawak Bhd	269,600	142,089
Careplus Group Bhd	3,300	1,698
Carlsberg Brewery Malaysia Bhd Class B	105,903	611,855
CIMB Group Holdings Bhd	601,095	642,563
Datasonic Group Bhd	525,000	68,521
Dayang Enterprise Holdings Bhd (a)	168,750	49,503
Dialog Group Bhd	707,700	606,977
DiGi.Com Bhd	235,800	242,688
Eastern & Oriental Bhd	407,711	47,131
Eco World Development Group Bhd (a)	216,900	26,422
Focus Dynamics Group Bhd (a)	59,100	9,550
Frontken Corp. Bhd	141,000	124,438
Gamuda Bhd	228,641	221,110
Genting Bhd	553,700	613,922
Genting Malaysia Bhd	613,800	410,472
Globetronics Technology Bhd	143,000	95,985
Hartalega Holdings Bhd	116,400	351,298
Hibiscus Petroleum Bhd (a)	237,000	34,173
Hong Leong Bank Bhd	62,200	281,427
IHH Healthcare Bhd	154,400	211,112
IJM Corp. Bhd	1,180,680	507,788
Inari Amertron Bhd	711,412	488,129
IOI Corp. Bhd	784,796	852,594
IOI Properties Group Bhd	667,016	257,023
KNM Group Bhd (a)	886,300	45,169
Kuala Lumpur Kepong Bhd	62,196	366,141
Malayan Banking Bhd	628,222	1,321,257
Malaysia Airports Holdings Bhd	155,600	229,000
Maxis Bhd	415,500	521,635
MISC Bhd	96,400	164,641
My EG Services Bhd	484,872	231,437
Padini Holdings Bhd	240,000	171,833
Pentamaster Corp. Bhd	409,875	514,573
Petronas Chemicals Group Bhd	163,600	302,187
Petronas Gas Bhd	27,100	115,743
PPB Group Bhd	142,620	656,637
Press Metal Aluminium Holdings Bhd	548,240	1,143,501
Public Bank Bhd	317,720	1,627,105
RHB Bank Bhd	312,800	423,806
Sapura Energy Bhd (a)	944,800	29,360
Sime Darby Bhd	420,588	241,531
Sime Darby Plantation Bhd	410,588	509,343
Sime Darby Property Bhd	436,588	72,177
Supermax Corp. Bhd (a)	207,582	310,147
Telekom Malaysia Bhd	160,109	215,336
Tenaga Nasional Bhd	370,450	959,624
Top Glove Corp. Bhd	487,400	741,551
Velesto Energy Bhd (a)	745,000	25,929

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Yinson Holdings Bhd	162,500	$232,287
YTL Corp. Bhd (a)	461,710	87,808
		20,677,236
PAKISTAN — 0.2%
Bank Alfalah, Ltd.	442,486	97,829
Fauji Fertilizer Co., Ltd.	167,291	113,586
Habib Bank, Ltd.	97,979	81,106
Lucky Cement, Ltd. (a)	40,300	175,547
MCB Bank, Ltd.	160,481	186,070
Millat Tractors, Ltd.	24,340	166,647
National Bank of Pakistan (a)	390,500	104,980
Nishat Mills, Ltd.	117,300	74,703
Searle Co., Ltd.	66,677	103,992
United Bank, Ltd.	102,405	80,655
		1,185,115
PHILIPPINES — 1.2%
Aboitiz Equity Ventures, Inc.	140,870	138,601
Alliance Global Group, Inc.	937,300	206,886
Ayala Land, Inc.	1,508,788	1,284,984
Bank of the Philippine Islands	117,920	199,752
BDO Unibank, Inc.	234,985	522,586
Bloomberry Resorts Corp.	538,000	90,855
Cebu Air, Inc. (a)	74,110	77,932
Cosco Capital, Inc.	2,149,500	252,890
D&L Industries, Inc.	1,901,600	304,899
DoubleDragon Properties Corp. (a)	614,770	190,741
Globe Telecom, Inc.	2,805	118,570
GT Capital Holdings, Inc.	9,314	113,459
JG Summit Holdings, Inc.	425,042	633,711
Jollibee Foods Corp.	53,280	216,566
LT Group, Inc.	638,700	174,227
Metro Pacific Investments Corp.	1,528,000	136,180
Metropolitan Bank & Trust Co.	109,580	111,922
Nickel Asia Corp.	1,496,571	174,515
PLDT, Inc.	21,854	609,792
Puregold Price Club, Inc.	399,250	340,859
SM Investments Corp.	39,430	861,288
SM Prime Holdings, Inc.	1,236,500	991,291
Universal Robina Corp.	112,950	358,676
		8,111,182
SINGAPORE — 0.0% (e)
Silverlake Axis, Ltd.	267,200	54,586
TAIWAN — 19.3%
Accton Technology Corp.	47,000	528,579
Acer, Inc.	811,395	682,949
Advantech Co., Ltd.	61,980	772,048
ASE Technology Holding Co., Ltd.	546,898	1,582,419
Asia Cement Corp.	626,073	962,572
Asustek Computer, Inc.	156,138	1,392,005
AU Optronics Corp. ADR (a)(c)	187,787	929,546
Bank of Kaohsiung Co., Ltd. (a)	332,000	123,475
Security Description	Shares	Value
Baotek Industrial Materials, Ltd. (a)	22,000	$28,892
Catcher Technology Co., Ltd.	117,539	861,735
Cathay Financial Holding Co., Ltd.	1,531,952	2,303,544
Center Laboratories, Inc.	76,525	188,739
Chailease Holding Co., Ltd.	142,000	849,028
Chang Hwa Commercial Bank, Ltd.	758,109	484,307
Cheng Shin Rubber Industry Co., Ltd.	155,000	242,998
Chilisin Electronics Corp.	14,937	59,540
China Development Financial Holding Corp.	3,756,272	1,243,267
China Life Insurance Co., Ltd.	259,141	204,745
China Steel Chemical Corp.	18,877	72,893
China Steel Corp.	2,015,625	1,775,454
Chroma ATE, Inc.	36,000	215,247
Chung Lien Transportation Co., Ltd.	87,000	206,524
Chunghwa Telecom Co., Ltd.	492,268	1,909,645
Compal Electronics, Inc.	1,166,431	859,318
Compeq Manufacturing Co., Ltd.	56,000	86,697
CTBC Financial Holding Co., Ltd.	3,442,515	2,413,608
Delta Electronics, Inc.	339,787	3,180,439
E.Sun Financial Holding Co., Ltd.	1,150,828	1,046,468
Eclat Textile Co., Ltd.	48,365	727,248
eCloudvalley Digital Technology Co., Ltd.	16,567	100,235
Elite Material Co., Ltd.	21,000	117,339
eMemory Technology, Inc.	16,000	338,814
Epistar Corp. (a)	239,170	352,397
Everlight Electronics Co., Ltd.	185,996	279,345
Far Eastern New Century Corp.	1,035,170	1,066,559
Far EasTone Telecommunications Co., Ltd.	199,000	433,440
Feng TAY Enterprise Co., Ltd.	66,830	474,503
Firich Enterprises Co., Ltd.	43,640	44,808
First Financial Holding Co., Ltd.	1,243,263	944,682
Formosa Chemicals & Fibre Corp.	700,691	2,112,198
Formosa Petrochemical Corp.	231,000	820,478
Formosa Plastics Corp.	748,137	2,566,745
Foxconn Technology Co., Ltd.	281,519	535,024
Fubon Financial Holding Co., Ltd.	1,269,998	2,113,047
General Biologicals Corp. (a)	988	1,899
Genius Electronic Optical Co., Ltd.	6,475	130,661
Giant Manufacturing Co., Ltd.	54,000	528,507
Globalwafers Co., Ltd.	17,000	428,358

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Himax Technologies, Inc. ADR (a)	23,639	$174,692
Hiwin Technologies Corp.	47,473	649,632
Holy Stone Enterprise Co., Ltd.	14,000	58,047
Hon Hai Precision Industry Co., Ltd.	1,654,760	5,418,105
Hotai Motor Co., Ltd.	50,000	1,144,210
HTC Corp. (a)	141,710	155,085
Hua Nan Financial Holdings Co., Ltd.	1,150,976	747,573
Innolux Corp. (a)	1,148,753	576,462
Inventec Corp.	440,000	375,827
ITEQ Corp.	17,267	84,805
King Yuan Electronics Co., Ltd.	420,898	520,543
Largan Precision Co., Ltd.	10,710	1,217,825
Lite-On Technology Corp.	639,891	1,134,122
Macronix International	318,673	479,745
Makalot Industrial Co., Ltd.	53,016	361,327
MediaTek, Inc.	188,219	5,003,900
Medigen Biotechnology Corp. (a)	14,000	29,497
Mega Financial Holding Co., Ltd.	2,149,148	2,279,330
Merry Electronics Co., Ltd.	54,789	285,664
Microbio Co., Ltd. (a)	3,000	7,260
Micro-Star International Co., Ltd.	55,000	259,360
Motech Industries, Inc. (a)	109,869	135,293
Nan Ya Plastics Corp.	1,063,759	2,722,054
Nanya Technology Corp.	79,000	244,046
Nien Made Enterprise Co., Ltd.	11,000	127,625
Novatek Microelectronics Corp.	98,062	1,287,810
O-Bank Co., Ltd.	1,039,281	256,325
Oneness Biotech Co., Ltd. (a)	16,000	137,234
PChome Online, Inc.	31,957	102,361
Pegatron Corp.	405,630	971,560
Phoenix Silicon International Corp.	22,000	45,961
Pou Chen Corp.	275,000	307,317
Powertech Technology, Inc.	267,518	903,533
President Chain Store Corp.	61,000	578,564
ProMOS Technologies, Inc. (a)(d)	2,232	—
Quanta Computer, Inc.	647,194	1,863,406
Radiant Opto-Electronics Corp.	53,000	215,033
Realtek Semiconductor Corp.	96,161	1,336,425
RichWave Technology Corp.	10,000	140,401
Ritek Corp. (a)	69,593	26,997
Senhwa Biosciences, Inc. (a)	1,000	8,008
Shanghai Commercial & Savings Bank, Ltd.	443,000	647,993
Shin Kong Financial Holding Co., Ltd.	3,103,600	973,120
Silicon Motion Technology Corp. ADR	4,492	216,290
Simplo Technology Co., Ltd.	16,000	199,302
Security Description	Shares	Value
Sino-American Silicon Products, Inc.	43,000	$271,639
SinoPac Financial Holdings Co., Ltd.	3,615,630	1,473,378
Sitronix Technology Corp.	10,000	57,833
Sweeten Real Estate Development Co., Ltd.	38,360	29,967
Synnex Technology International Corp.	265,000	443,270
TA-I Technology Co., Ltd.	15,750	48,206
Taishin Financial Holding Co., Ltd.	1,303,120	614,504
Taiwan Cement Corp.	1,103,656	1,696,845
Taiwan Cooperative Financial Holding Co., Ltd.	349,120	252,850
Taiwan FU Hsing Industrial Co., Ltd.	253,000	403,838
Taiwan High Speed Rail Corp.	151,000	170,357
Taiwan Mobile Co., Ltd.	334,200	1,176,325
Taiwan Paiho, Ltd.	37,000	97,445
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	380,912	41,534,644
Taiwan Surface Mounting Technology Corp.	20,000	91,821
Taiwan Union Technology Corp.	13,000	55,983
Teco Electric and Machinery Co., Ltd.	186,000	183,034
TPK Holding Co., Ltd. (a)	35,000	57,673
Tripod Technology Corp.	196,361	828,129
Unimicron Technology Corp.	124,000	385,707
Uni-President Enterprises Corp.	784,971	1,885,741
United Integrated Services Co., Ltd.	98,755	759,167
United Microelectronics Corp. ADR (c)	369,488	3,114,784
Vanguard International Semiconductor Corp.	32,000	132,109
Voltronic Power Technology Corp.	7,350	292,975
Walsin Lihwa Corp.	640,000	439,604
Walsin Technology Corp.	42,000	344,544
Win Semiconductors Corp.	43,000	529,504
Winbond Electronics Corp.	144,000	148,879
Wistron Corp.	972,715	1,073,178
Wiwynn Corp.	10,000	250,552
Yageo Corp.	42,144	776,945
Yuanta Financial Holding Co., Ltd.	2,135,518	1,561,851
Zhen Ding Technology Holding, Ltd.	67,000	271,834
		135,187,752
THAILAND — 2.7%
Advanced Info Service PCL	220,498	1,295,315
Airports of Thailand PCL	467,500	971,358
Bangkok Bank PCL NVDR	37,500	148,323

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Bangkok Dusit Medical Services PCL Class F	131,400	$91,226
Bangkok Expressway & Metro PCL	2,475,207	685,722
Beauty Community PCL (a)	42,900	2,262
BEC World PCL (a)	38,000	10,210
Bumrungrad Hospital PCL	48,000	192,256
Carabao Group PCL Class F	21,900	83,697
Central Plaza Hotel PCL (a)	65,900	52,130
Charoen Pokphand Foods PCL	315,300	281,518
Chularat Hospital PCL Class F	2,617,600	214,930
CP ALL PCL (a)	929,479	1,807,148
CPN Retail Growth Leasehold REIT	50,000	31,709
Delta Electronics Thailand PCL (f)	37,100	601,822
Delta Electronics Thailand PCL (f)	2,100	34,065
E for L Aim PCL (a)	17,481,740	35,010
Electricity Generating PCL	29,099	186,967
Energy Absolute PCL	308,200	506,637
Frasers Property Thailand Industrial Freehold & Leasehold REIT (a)	98,872	38,612
Global Power Synergy PCL Class F	39,000	96,003
Gulf Energy Development PCL	356,900	408,005
Gunkul Engineering PCL	2,134,443	179,533
Hana Microelectronics PCL	139,000	184,421
Ichitan Group PCL	181,500	56,037
Indorama Ventures PCL	225,400	278,364
Intouch Holdings PCL Class F	54,700	102,699
IRPC PCL	3,115,991	386,899
Jasmine International PCL	832,725	88,387
Kasikornbank PCL	77,854	296,240
Kasikornbank PCL NVDR	119,300	449,963
KCE Electronics PCL	390,762	541,276
Krungthai Card PCL	118,700	235,736
MC Group PCL	404,500	132,988
Mega Lifesciences PCL (c)	308,000	367,523
Minor International PCL (a)	432,286	371,541
Muangthai Capital PCL (a)	31,500	62,033
PTG Energy PCL	240,200	127,476
PTT Exploration & Production PCL	208,407	683,444
PTT Global Chemical PCL NVDR	105,500	206,000
PTT PCL	1,134,217	1,608,953
Siam Cement PCL NVDR	66,400	837,757
Siam Commercial Bank PCL	320,797	936,907
Srisawad Corp. PCL	330,631	725,600
Super Energy Corp. PCL NVDR (a)	1,376,100	44,094
SVI PCL (a)	1,067,640	152,520
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	366,100	205,290
Security Description	Shares	Value
Thai Beverage PCL	1,329,400	$739,310
Thai Oil PCL	384,940	668,120
Thai Union Group PCL Class F	291,900	132,505
TMB Bank PCL	4,406,233	158,836
True Corp. PCL NVDR (c)	1,862,683	213,873
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	91,900	40,797
		18,990,047
UNITED STATES — 0.0% (e)
Ideanomics, Inc. (a)(c)	25,491	50,727
Legend Biotech Corp. ADR (a)	2,156	60,713
		111,440
TOTAL COMMON STOCKS (Cost $500,917,800)		697,289,406

RIGHTS — 0.0% (e)
THAILAND — 0.0% (e)
CPN Retail Growth Leasehold REIT (expiring 02/10/21) (a)	10,853	—
Frasers Prop Thailand, (expiring 01/20/21) (a)	7,826	—
Wha Premium Growth, (expiring 01/11/21) (a)	6,144	205
TOTAL RIGHTS (Cost $0)		205
WARRANTS — 0.0% (e)
THAILAND — 0.0% (e)
Srisawad Corp. PCL (expiring 8/29/25) (a) (Cost: $0)	11,785	3,973
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g) (h)	2,690,315	2,690,853
State Street Navigator Securities Lending Portfolio II (i) (j)	4,696,622	4,696,622
TOTAL SHORT-TERM INVESTMENTS (Cost $7,387,475)		7,387,475
TOTAL INVESTMENTS — 100.7% (Cost $508,305,275)		704,681,059
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(4,661,088)
NET ASSETS — 100.0%		$700,019,971
(a)	Non-income producing security.

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.9% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $21,577, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$680,973,721	$16,294,108	$21,577	$697,289,406
Rights	—	205	—	205
Warrants	3,973	—	—	3,973
Short-Term Investments	7,387,475	—	—	7,387,475
TOTAL INVESTMENTS	$688,365,169	$16,294,313	$21,577	$704,681,059
Sector Breakdown as of December 31, 2020

% of Net Assets
Consumer Discretionary	21.1%
Information Technology	19.5
Financials	16.5
Communication Services	12.1
Consumer Staples	5.9
Industrials	5.8
Health Care	5.7
Materials	5.2
Energy	3.6
Real Estate	2.6
Utilities	1.6
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	468,596	$468,690	$15,856,763	$13,634,600	$—	$—	2,690,315	$2,690,853	$308
State Street Navigator Securities Lending Portfolio II	2,793,649	2,793,649	10,847,446	8,944,473	—	—	4,696,622	4,696,622	13,345
Total		$3,262,339	$26,704,209	$22,579,073	$—	$—		$7,387,475	$13,653
See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.4%
AECC Aviation Power Co., Ltd. Class A	138,500	$1,265,264
AVIC Electromechanical Systems Co., Ltd. Class A	451,900	796,450
AVIC Shenyang Aircraft Co., Ltd. Class A	88,300	1,062,593
AVIC Xi'an Aircraft Industry Group Co., Ltd. Class A	182,500	1,030,392
AviChina Industry & Technology Co., Ltd. Class H	2,192,000	1,529,398
AVICOPTER PLC Class A	65,200	629,354
China Avionics Systems Co., Ltd. Class A	216,087	653,584
		6,967,035
AIR FREIGHT & LOGISTICS — 0.7%
BEST, Inc. ADR (a) (b)	341,032	695,705
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	9,000	181,464
SF Holding Co., Ltd. Class A	192,300	2,611,597
Sinotrans, Ltd. Class H	990,000	360,053
STO Express Co., Ltd. Class A	27,671	42,934
YTO Express Group Co., Ltd. Class A	256,800	454,573
Yunda Holding Co., Ltd. Class A	112,958	272,978
ZTO Express Cayman, Inc. ADR	291,415	8,497,661
		13,116,965
AIRLINES — 0.1%
Air China, Ltd. Class A	689,500	794,926
Air China, Ltd. Class H	458,000	360,311
China Eastern Airlines Corp., Ltd. Class H	204,000	88,137
China Southern Airlines Co., Ltd. Class A (a)	472,900	433,837
China Southern Airlines Co., Ltd. Class H (a) (b)	752,000	448,066
Spring Airlines Co., Ltd. Class A	74,500	635,641
		2,760,918
AUTO COMPONENTS — 0.5%
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	5,800	179,000
China First Capital Group, Ltd. (a) (b)	2,110,000	31,839
Fuyao Glass Industry Group Co., Ltd. Class A	142,700	1,055,426
Fuyao Glass Industry Group Co., Ltd. Class H (c)	232,400	1,276,816
Huayu Automotive Systems Co., Ltd. Class A	140,100	621,502
Kandi Technologies Group, Inc. (a) (b)	22,569	155,726
Security Description	Shares	Value
Kuang-Chi Technologies Co., Ltd. Class A (a)	73,200	$250,699
Minth Group, Ltd.	516,000	2,721,796
Ningbo Tuopu Group Co., Ltd. Class A	29,300	173,320
Shandong Linglong Tyre Co., Ltd. Class A	160,500	868,876
Tianneng Power International, Ltd. (b)	450,000	1,085,267
		8,420,267
AUTOMOBILES — 3.8%
BAIC Motor Corp., Ltd. Class H (c)	1,134,400	419,885
Brilliance China Automotive Holdings, Ltd.	1,736,000	1,580,655
BYD Co., Ltd. Class A	63,400	1,896,150
BYD Co., Ltd. Class H (b)	346,000	9,067,392
Chongqing Changan Automobile Co., Ltd. Class A (a)	395,900	1,333,347
Dongfeng Motor Group Co., Ltd. Class H	1,573,300	1,834,267
Geely Automobile Holdings, Ltd.	2,949,000	10,078,671
Great Wall Motor Co., Ltd. Class H	2,067,500	7,092,670
Guangzhou Automobile Group Co., Ltd. Class H	1,781,691	1,980,716
Li Auto, Inc. ADR (a)	66,891	1,928,468
NIO, Inc. ADR (a)	570,933	27,827,274
Niu Technologies ADR (a) (b)	17,668	495,587
Qingling Motors Co., Ltd. Class H	3,204,000	636,350
SAIC Motor Corp., Ltd. Class A	444,879	1,673,608
XPeng, Inc. ADR (a)	59,760	2,559,521
Yadea Group Holdings, Ltd. (c)	378,000	780,975
		71,185,536
BANKS — 7.8%
Agricultural Bank of China, Ltd. Class A	4,930,300	2,382,942
Agricultural Bank of China, Ltd. Class H	16,925,000	6,199,114
Bank of Beijing Co., Ltd. Class A	709,600	528,652
Bank of Chengdu Co., Ltd. Class A	391,400	642,829
Bank of China, Ltd. Class A	1,654,300	809,752
Bank of China, Ltd. Class H	43,158,700	14,750,163
Bank of Chongqing Co., Ltd. Class H (b)	1,414,500	884,764
Bank of Communications Co., Ltd. Class A	399,700	275,628
Bank of Communications Co., Ltd. Class H	11,892,824	6,288,563
Bank of Hangzhou Co., Ltd. Class A	387,600	890,150
Bank of Jiangsu Co., Ltd. Class A	617,000	518,547

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Bank of Nanjing Co., Ltd. Class A	383,000	$476,344
Bank of Ningbo Co., Ltd. Class A	245,800	1,337,085
Bank of Shanghai Co., Ltd. Class A	550,300	664,089
Bank of Zhengzhou Co., Ltd. Class A	718,690	493,386
China CITIC Bank Corp., Ltd. Class H	7,916,471	3,359,001
China Construction Bank Corp. Class H	51,041,623	38,772,372
China Everbright Bank Co., Ltd. Class A	1,826,500	1,121,768
China Everbright Bank Co., Ltd. Class H	865,000	329,095
China Merchants Bank Co., Ltd. Class A	830,700	5,619,706
China Merchants Bank Co., Ltd. Class H	2,266,735	14,324,499
China Minsheng Banking Corp., Ltd. Class A	880,300	704,603
China Minsheng Banking Corp., Ltd. Class H	4,726,759	2,694,439
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,336,000	952,012
Huaxia Bank Co., Ltd. Class A	469,200	451,386
Industrial & Commercial Bank of China, Ltd. Class A	2,685,600	2,062,778
Industrial & Commercial Bank of China, Ltd. Class H	41,685,789	27,041,988
Industrial Bank Co., Ltd. Class A	1,054,600	3,387,823
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	434,000	493,011
Ping An Bank Co., Ltd. Class A	761,800	2,267,817
Postal Savings Bank of China Co., Ltd. Class H (c)	4,025,000	2,273,645
Shanghai Pudong Development Bank Co., Ltd. Class A	1,288,470	1,919,819
		144,917,770
BEVERAGES — 2.9%
Anhui Gujing Distillery Co., Ltd. Class A	32,400	1,356,515
Anhui Kouzi Distillery Co., Ltd. Class A	54,300	575,877
Beijing Shunxin Agriculture Co., Ltd. Class A	60,400	674,412
Beijing Yanjing Brewery Co., Ltd. Class A	528,600	693,230
China Resources Beer Holdings Co., Ltd.	771,667	7,105,763
Chongqing Brewery Co., Ltd. Class A	76,839	1,407,352
Jiangsu King's Luck Brewery JSC, Ltd. Class A	110,700	977,729
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	64,100	2,328,424
Security Description	Shares	Value
Kweichow Moutai Co., Ltd. Class A	58,131	$17,877,789
Luzhou Laojiao Co., Ltd. Class A	64,100	2,231,436
Nongfu Spring Co., Ltd. Class H (a) (b)	469,800	3,326,350
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	13,500	216,714
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	44,900	2,593,725
Sichuan Swellfun Co., Ltd. Class A	72,600	927,748
Tsingtao Brewery Co., Ltd. Class A	10,600	162,182
Tsingtao Brewery Co., Ltd. Class H	223,000	2,335,304
Wuliangye Yibin Co., Ltd. Class A	178,600	8,023,275
Yantai Changyu Pioneer Wine Co., Ltd. Class A	110,600	742,253
		53,556,078
BIOTECHNOLOGY — 1.7%
3SBio, Inc. (a) (b) (c)	690,000	629,146
Akeso, Inc. (a) (c)	151,000	740,020
BeiGene, Ltd. ADR (a) (b)	22,307	5,763,906
Beijing SL Pharmaceutical Co., Ltd. Class A	226,575	352,244
Beijing Tiantan Biological Products Corp., Ltd. Class A	141,029	905,222
Berry Genomics Co., Ltd. Class A (a)	95,200	557,720
BGI Genomics Co., Ltd. Class A	29,599	585,725
China Biologic Products Holdings, Inc. (a) (b)	22,822	2,695,506
Chongqing Zhifei Biological Products Co., Ltd. Class A	80,700	1,837,306
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	161,850	854,510
Getein Biotech, Inc. Class A	102,880	542,061
Hualan Biological Engineering, Inc. Class A	123,800	804,924
I-Mab ADR (a) (b)	12,115	571,222
Innovent Biologics, Inc. (a) (c)	393,000	4,158,663
Jinyu Bio-Technology Co., Ltd. Class A	179,700	577,826
Legend Biotech Corp. ADR (a)	21,425	603,328
Shanghai Haohai Biological Technology Co., Ltd. Class H (b) (c)	21,500	129,768
Shanghai RAAS Blood Products Co., Ltd. Class A	379,200	431,927
Shenzhen Kangtai Biological Products Co., Ltd. Class A	36,000	966,960
Walvax Biotechnology Co., Ltd. Class A	114,300	678,412

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	251,400	$770,455
Zai Lab, Ltd. ADR (a)	41,099	5,562,339
		30,719,190
BUILDING PRODUCTS — 0.3%
Beijing New Building Materials PLC Class A	173,400	1,068,962
China Lesso Group Holdings, Ltd.	473,000	740,564
Guangdong Kinlong Hardware Products Co., Ltd. Class A	10,300	228,302
Xinyi Glass Holdings, Ltd.	1,294,000	3,613,057
Zhejiang Weixing New Building Materials Co., Ltd. Class A	207,575	597,485
		6,248,370
CAPITAL MARKETS — 1.9%
Caitong Securities Co., Ltd. Class A	293,700	571,880
Central China Securities Co., Ltd. Class H (a) (b)	505,000	109,417
Changjiang Securities Co., Ltd. Class A	436,500	564,383
China Cinda Asset Management Co., Ltd. Class H	6,120,200	1,160,287
China Everbright, Ltd.	762,000	1,020,082
China Galaxy Securities Co., Ltd. Class H	2,667,500	1,671,950
China Huarong Asset Management Co., Ltd. Class H (c)	6,708,000	744,002
China International Capital Corp., Ltd. Class H (a) (c)	319,600	865,583
China Merchants Securities Co., Ltd. Class A	435,892	1,565,995
CITIC Securities Co., Ltd. Class A	316,000	1,430,029
CITIC Securities Co., Ltd. Class H	1,527,500	3,443,541
CSC Financial Co., Ltd. Class A	130,804	845,631
Dongxing Securities Co., Ltd. Class A	281,700	577,566
East Money Information Co., Ltd. Class A	256,600	1,224,416
Everbright Securities Co., Ltd. Class A	266,100	758,571
Founder Securities Co., Ltd. Class A (a)	452,900	722,922
GF Securities Co., Ltd. Class A	225,400	564,831
GF Securities Co., Ltd. Class H	961,200	1,358,648
Guosen Securities Co., Ltd. Class A	263,600	553,440
Guotai Junan International Holdings, Ltd.	2,039,000	273,485
Guotai Junan Securities Co., Ltd. Class A	433,400	1,169,449
Security Description	Shares	Value
Guoyuan Securities Co., Ltd. Class A	449,240	$619,579
Haitong Securities Co., Ltd. Class A	230,600	456,469
Haitong Securities Co., Ltd. Class H	2,033,000	1,816,993
Huaan Securities Co., Ltd. Class A	483,600	595,507
Huatai Securities Co., Ltd. Class A	305,800	847,738
Huatai Securities Co., Ltd. Class H (c)	902,800	1,420,476
Huaxi Securities Co., Ltd. Class A	313,900	602,999
Industrial Securities Co., Ltd. Class A	485,600	648,797
Noah Holdings, Ltd. ADR (a)	23,374	1,117,511
Orient Securities Co., Ltd. Class A	346,900	621,004
SDIC Capital Co., Ltd. Class A	245,985	523,650
Shanxi Securities Co., Ltd. Class A	537,690	740,740
Shenwan Hongyuan Group Co., Ltd. Class A	1,010,510	821,268
Sinolink Securities Co., Ltd. Class A	342,100	856,744
SooChow Securities Co., Ltd. Class A	445,852	676,672
Southwest Securities Co., Ltd. Class A	677,600	561,134
Up Fintech Holding, Ltd. ADR (a)	17,668	140,284
Western Securities Co., Ltd. Class A	346,800	541,287
Zheshang Securities Co., Ltd. Class A	346,700	816,499
		35,621,459
CHEMICALS — 0.8%
ADAMA, Ltd. Class A	328,300	395,174
China BlueChemical, Ltd. Class H	2,454,000	389,280
China Lumena New Materials Corp. (a) (b)	89,113	—
COFCO Biotechnology Co., Ltd. Class L	450,600	584,001
Fufeng Group, Ltd.	554,000	207,200
Guangzhou Tinci Materials Technology Co., Ltd. Class A	16,400	262,030
Hengli Petrochemical Co., Ltd. Class A	231,400	996,245
Hengyi Petrochemical Co., Ltd. Class A	319,991	630,461
Huabao International Holdings, Ltd.	229,000	315,420
Huapont Life Sciences Co., Ltd. Class A	673,800	574,581

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	1,021,000	$777,932
Jiangsu Eastern Shenghong Co., Ltd. Class A	589,400	860,060
Jiangsu Yoke Technology Co., Ltd. Class A	76,800	710,353
Lomon Billions Group Co., Ltd. Class A	247,100	1,170,337
Rongsheng Petro Chemical Co., Ltd. Class A	281,200	1,195,067
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	180,096	1,034,007
Shanghai Putailai New Energy Technology Co., Ltd. Class A	11,100	192,027
Shenzhen Capchem Technology Co., Ltd. Class A	11,000	171,688
Sichuan Lutianhua Co., Ltd. Class A (a)	198,900	121,851
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,105,999	448,151
Skshu Paint Co., Ltd. Class A	8,600	200,549
Tongkun Group Co., Ltd. Class A	238,000	754,300
Transfar Zhilian Co., Ltd. Class A	390,000	282,746
Wanhua Chemical Group Co., Ltd. Class A	133,000	1,863,779
Zhejiang Juhua Co., Ltd. Class A	430,600	537,533
Zhejiang Longsheng Group Co., Ltd. Class A	200,100	419,503
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	418,000	537,890
		15,632,165
COMMERCIAL SERVICES & SUPPLIES — 0.5%
A-Living Smart City Services Co., Ltd. (c)	44,750	198,534
China Everbright Environment Group, Ltd.	2,336,925	1,320,084
Country Garden Services Holdings Co., Ltd.	658,000	4,450,963
CT Environmental Group, Ltd. (a) (b)	1,980,400	43,420
Dongjiang Environmental Co., Ltd. Class H (b)	191,800	134,812
Ever Sunshine Lifestyle Services Group, Ltd.	144,000	316,085
Greentown Service Group Co., Ltd.	760,000	938,011
Shanghai M&G Stationery, Inc. Class A	78,180	1,065,722
		8,467,631
COMMUNICATIONS EQUIPMENT — 0.4%
Addsino Co., Ltd. Class A	273,700	1,158,559
Security Description	Shares	Value
Beijing BDStar Navigation Co., Ltd. Class A (a)	79,500	$622,989
BYD Electronic International Co., Ltd. (b)	364,500	1,908,562
China Fiber Optic Network System Group, Ltd. (a)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (b)	1,632,310	475,766
Fiberhome Telecommunication Technologies Co., Ltd. Class A	44,200	163,828
Fujian Star-net Communication Co., Ltd. Class A	106,500	378,024
Guangzhou Haige Communications Group, Inc. Co. Class A	113,400	189,039
Hengtong Optic-electric Co., Ltd. Class A	144,400	310,953
Hytera Communications Corp., Ltd. Class A (a)	17,200	16,256
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	30,700	196,818
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b) (c)	220,000	293,944
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Co. Class A	61,000	253,891
Yealink Network Technology Corp., Ltd. Class A	17,800	200,340
ZTE Corp. Class A	130,900	678,009
ZTE Corp. Class H (b)	475,197	1,195,063
		8,042,041
CONSTRUCTION & ENGINEERING — 0.6%
China Communications Services Corp., Ltd. Class H	1,315,600	580,273
China Conch Venture Holdings, Ltd.	974,000	4,735,686
China Railway Group, Ltd. Class A	506,900	411,191
China Railway Group, Ltd. Class H	2,716,000	1,197,950
China State Construction Engineering Corp., Ltd. Class A	1,614,700	1,235,261
Metallurgical Corp. of China, Ltd. Class A	1,070,100	449,674
Metallurgical Corp. of China, Ltd. Class H	1,909,000	337,294
Power Construction Corp. of China, Ltd. Class A	656,300	391,963
Shanghai Construction Group Co., Ltd. Class A	895,100	414,714
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	336,400	486,219
		10,240,225

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.8%
Anhui Conch Cement Co., Ltd. Class A	102,200	$812,044
Anhui Conch Cement Co., Ltd. Class H	762,500	4,774,322
BBMG Corp. Class H (b)	1,504,000	290,952
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	226,850	1,354,818
China Jushi Co., Ltd. Class A	386,500	1,187,464
China National Building Material Co., Ltd. Class H	2,414,000	2,901,588
China Resources Cement Holdings, Ltd.	1,033,163	1,153,903
CSG Holding Co., Ltd. Class A	708,817	805,195
Huaxin Cement Co., Ltd. Class A	163,700	519,827
Jinyuan EP Co., Ltd. Class A	336,500	389,505
Sichuan Shuangma Cement Co., Ltd. Class A	218,100	431,054
Tangshan Jidong Cement Co., Ltd. Class A	190,200	414,264
		15,034,936
CONSUMER FINANCE — 0.1%
360 DigiTech, Inc. ADR (a)	51,628	608,694
FinVolution Group ADR (b)	31,696	84,628
LexinFintech Holdings, Ltd. ADR (a) (b)	98,679	661,149
Qudian, Inc. ADR (a) (b)	161,720	223,174
		1,577,645
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co., Ltd.	462,000	269,913
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	147,240	693,971
Yunnan Energy New Material Co., Ltd. Class A	28,200	615,424
		1,579,308
DISTRIBUTORS — 0.0% *
Xinhua Winshare Publishing and Media Co., Ltd. Class H	644,000	397,005
DIVERSIFIED CONSUMER SERVICES — 2.1%
Bright Scholar Education Holdings, Ltd. ADR	20,786	119,727
China Education Group Holdings, Ltd.	505,000	973,026
China Maple Leaf Educational Systems, Ltd. (b)	1,047,497	275,591
China Yuhua Education Corp., Ltd. (c)	650,000	565,848
Fu Shou Yuan International Group, Ltd.	913,000	857,205
GSX Techedu, Inc. ADR (a) (b)	54,546	2,820,574
Koolearn Technology Holding, Ltd. (a) (b) (c)	98,500	354,424
Security Description	Shares	Value
New Oriental Education & Technology Group, Inc. ADR (a)	81,062	$15,062,130
Offcn Education Technology Co., Ltd. Class A	68,800	372,029
Puxin, Ltd. ADR (a)	14,605	85,001
TAL Education Group ADR (a)	223,247	15,964,393
Tianli Education International Holdings, Ltd.	238,000	250,467
Youdao, Inc. ADR (a) (b)	8,390	222,587
Zhejiang Yasha Decoration Co., Ltd. Class A	584,300	669,144
		38,592,146
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Avic Capital Co., Ltd. Class A	626,000	422,045
China Common Rich Renewable Energy Investment, Ltd. (a) (b)	17,589,376	—
Chongsing Holdings,Ltd. (a)	17,798,900	13,773
Far East Horizon, Ltd. (b)	1,467,000	1,511,679
Oceanwide Holdings Co., Ltd. Class A	667,600	337,055
		2,284,552
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
China Telecom Corp., Ltd. Class H	6,404,951	1,775,975
China Tower Corp., Ltd. Class H (b) (c)	26,060,000	3,831,439
China Unicom Hong Kong, Ltd.	3,351,805	1,923,629
CITIC Telecom International Holdings, Ltd.	1,376,000	433,003
		7,964,046
ELECTRICAL EQUIPMENT — 0.9%
Baosheng Science and Technology Innovation Co., Ltd. Class A	832,952	557,725
Contemporary Amperex Technology Co., Ltd. Class A	102,000	5,512,567
Dongfang Electric Corp., Ltd. Class A	332,100	509,653
Dongfang Electric Corp., Ltd. Class H	253,200	185,152
Eve Energy Co., Ltd. Class A	129,200	1,620,805
Fangda Carbon New Material Co., Ltd. Class A (a)	359,460	391,183
Fullshare Holdings, Ltd. (a)	5,102,500	125,031
Guoxuan High-Tech Co., Ltd. Class A (a)	36,100	217,379
NARI Technology Co., Ltd. Class A	192,700	788,104
Ningbo Sanxing Medical Electric Co., Ltd. Class A	494,100	505,763
Shanghai Electric Group Co., Ltd. Class A (a)	623,500	518,252

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Shanghai Electric Group Co., Ltd. Class H (a)	2,702,000	$829,363
Shanghai Liangxin Electrical Co., Ltd. Class A	46,700	220,250
Shanghai Moons' Electric Co., Ltd. Class A	73,200	175,545
Sungrow Power Supply Co., Ltd. Class A	54,300	604,127
Sunwoda Electronic Co., Ltd. Class A	39,700	187,664
Suzhou Maxwell Technologies Co., Ltd. Class A	1,800	187,576
Tech Pro Technology Development, Ltd. (a) (b)	4,481,396	—
Topsec Technologies Group, Inc. Class A (a)	182,600	590,524
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	246,500	540,683
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	430,560	865,135
Zhejiang Chint Electrics Co., Ltd. Class A	141,900	855,334
Zhuzhou CRRC Times Electric Co., Ltd. Class H	344,500	1,501,719
		17,489,534
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
AAC Technologies Holdings, Inc. (b)	417,245	2,335,412
Accelink Technologies Co., Ltd. Class A	106,100	474,266
Anxin-China Holdings, Ltd.	3,068,000	—
Avary Holding Shenzhen Co., Ltd. Class A	80,100	612,403
AVIC Jonhon Optronic Technology Co., Ltd. Class A	75,900	914,658
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	9,500	188,285
BOE Technology Group Co., Ltd. Class A	1,644,900	1,519,152
Foxconn Industrial Internet Co., Ltd. Class A	221,800	467,386
GoerTek, Inc. Class A	210,500	1,209,217
Hollysys Automation Technologies, Ltd.	37,620	552,638
Huami Corp. ADR (a) (b)	15,615	185,038
Ju Teng International Holdings, Ltd.	1,164,000	348,276
Kingboard Holdings, Ltd.	410,999	1,733,289
Kingboard Laminates Holdings, Ltd.	398,000	649,829
Lens Technology Co., Ltd. Class A	206,500	972,957
Lingyi iTech Guangdong Co. Class A	319,400	589,474
Security Description	Shares	Value
Luxshare Precision Industry Co., Ltd. Class A	314,163	$2,713,834
Maxscend Microelectronics Co., Ltd. Class A	10,220	897,527
OFILM Group Co., Ltd. Class A	237,000	480,811
Shengyi Technology Co., Ltd. Class A	116,700	505,841
Shennan Circuits Co., Ltd. Class A	37,320	620,750
Shenzhen Kinwong Electronic Co., Ltd. Class A	89,900	417,213
Sunny Optical Technology Group Co., Ltd.	413,400	9,047,632
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	146,100	584,701
Tianma Microelectronics Co., Ltd. Class A	218,800	496,427
Unisplendour Corp., Ltd. Class A	133,676	420,782
Universal Scientific Industrial Shanghai Co., Ltd. Class A	186,600	555,493
Wasion Holdings, Ltd.	480,000	141,143
Westone Information Industry, Inc. Class A	104,400	268,366
Wingtech Technology Co., Ltd. Class A	58,200	886,888
Wuhan Guide Infrared Co., Ltd. Class A	177,560	1,141,070
WUS Printed Circuit Kunshan Co., Ltd. Class A	117,100	338,684
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	22,900	296,056
Zhejiang Dahua Technology Co., Ltd. Class A	181,800	556,595
		33,122,093
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (a) (b)	1,332,000	74,727
China Oilfield Services, Ltd. Class H	1,097,900	928,858
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	376,812	190,243
Sinopec Oilfield Service Corp. Class H (a) (b)	1,766,000	138,932
		1,332,760
ENTERTAINMENT — 2.3%
Alibaba Pictures Group, Ltd. (a) (b)	9,270,000	1,147,714
Bilibili, Inc. ADR (a) (b)	75,568	6,477,689
China Film Co., Ltd. Class A	195,200	374,376
DouYu International Holdings, Ltd. ADR (a)	66,910	740,024
G-bits Network Technology Xiamen Co., Ltd. Class A	6,146	403,007

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Giant Network Group Co., Ltd. Class A	169,900	$455,828
HUYA, Inc. ADR (a) (b)	26,962	537,353
iQIYI, Inc. ADR (a) (b)	139,921	2,445,819
Mango Excellent Media Co., Ltd. Class A	75,966	847,750
NetDragon Websoft Holdings, Ltd.	250,000	560,367
NetEase, Inc. ADR	218,452	20,921,148
Perfect World Co., Ltd. Class A	165,600	751,957
Tencent Music Entertainment Group ADR (a)	233,755	4,497,446
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	181,700	873,449
XD, Inc. (a)	57,600	348,028
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	400,112	437,887
		41,819,842
FOOD & STAPLES RETAILING — 0.2%
Jiajiayue Group Co., Ltd. Class A	122,308	401,001
Laobaixing Pharmacy Chain JSC Class A	62,500	604,446
Sun Art Retail Group, Ltd. (b)	1,383,000	1,405,500
Yifeng Pharmacy Chain Co., Ltd. Class A	59,180	821,569
Yonghui Superstores Co., Ltd. Class A	388,000	428,812
		3,661,328
FOOD PRODUCTS — 2.3%
Ausnutria Dairy Corp., Ltd.	188,000	315,683
China Feihe, Ltd. (c)	1,147,000	2,686,345
China Huishan Dairy Holdings Co., Ltd. (a) (b)	2,729,000	—
China Huiyuan Juice Group, Ltd. (a)	701,000	45,655
China Mengniu Dairy Co., Ltd. (a)	1,637,220	9,881,787
China Yurun Food Group, Ltd. (a) (b)	1,208,000	98,150
Dali Foods Group Co., Ltd. (c)	699,500	399,645
Foshan Haitian Flavouring & Food Co., Ltd. Class A	124,680	3,848,649
Fujian Sunner Development Co., Ltd. Class A	115,200	470,613
Guangdong Haid Group Co., Ltd. Class A	95,600	963,851
Health & Happiness H&H International Holdings, Ltd.	192,500	712,517
Henan Shuanghui Investment & Development Co., Ltd. Class A	132,900	960,237
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	319,300	2,180,715
Security Description	Shares	Value
Jiangxi Zhengbang Technology Co., Ltd. Class A	179,100	$469,760
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	81,593	837,073
Juewei Food Co., Ltd. Class A	15,800	188,579
Muyuan Foods Co., Ltd. Class A	164,962	1,957,712
New Hope Liuhe Co., Ltd. Class A	198,200	683,380
Tingyi Cayman Islands Holding Corp.	1,141,844	1,949,743
Toly Bread Co., Ltd. Class A	67,978	618,396
Tongwei Co., Ltd. Class A	222,100	1,314,143
Uni-President China Holdings, Ltd.	901,400	917,228
Want Want China Holdings, Ltd.	3,855,933	2,789,812
Wens Foodstuffs Group Co., Ltd. Class A	66,300	186,042
WH Group, Ltd. (c)	5,508,106	4,617,408
Yihai International Holding, Ltd. (a)	264,000	3,915,474
		43,008,597
GAS UTILITIES — 0.6%
Beijing Enterprises Holdings, Ltd.	153,500	500,854
China Gas Holdings, Ltd.	1,235,400	4,907,281
China Resources Gas Group, Ltd.	533,000	2,835,527
Chongqing Gas Group Corp., Ltd. Class A	195,400	206,329
Kunlun Energy Co., Ltd.	2,401,400	2,075,018
		10,525,009
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
AK Medical Holdings, Ltd. (c)	94,000	163,176
Autobio Diagnostics Co., Ltd. Class A	7,300	163,132
Intco Medical Technology Co., Ltd. Class A	33,800	874,831
Jafron Biomedical Co., Ltd. Class A	18,055	188,480
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	144,282	626,507
Lifetech Scientific Corp. (a)	762,000	437,318
Microport Scientific Corp. (b)	315,365	1,706,193
Peijia Medical, Ltd. (a) (c)	58,000	210,940
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,540,000	3,479,665
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	46,200	3,029,438
Sinocare, Inc. Class A	123,400	680,000
Venus MedTech Hangzhou, Inc. Class H (a) (c)	30,500	310,946
		11,870,626

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Aier Eye Hospital Group Co., Ltd. Class A	134,300	$1,548,140
China National Accord Medicines Corp., Ltd. Class A	72,900	513,929
China National Medicines Corp., Ltd. Class A	24,800	188,234
China Resources Medical Holdings Co., Ltd. (b)	500,500	429,893
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	11,800	232,707
Huadong Medicine Co., Ltd. Class A	114,000	466,062
Jinxin Fertility Group, Ltd. (c)	170,000	346,409
Jointown Pharmaceutical Group Co., Ltd. Class A (a)	234,100	654,377
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	253,600	442,272
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	626,600	1,103,885
Sinopharm Group Co., Ltd. Class H	701,600	1,706,530
Topchoice Medical Corp. Class A (a)	8,400	357,533
		7,989,971
HEALTH CARE TECHNOLOGY — 0.2%
Ping An Healthcare and Technology Co., Ltd. (a) (b) (c)	252,554	3,061,715
Winning Health Technology Group Co., Ltd. Class A	214,800	578,606
		3,640,321
HOTELS, RESTAURANTS & LEISURE — 1.2%
Ajisen China Holdings, Ltd.	609,000	102,890
China Travel International Investment Hong Kong, Ltd. (a) (b)	3,846,000	525,772
Haidilao International Holding, Ltd. (b) (c)	385,000	2,964,269
Huazhu Group, Ltd. ADR (b)	67,243	3,027,952
Imperial Pacific International Holdings, Ltd. (a)	26,210,300	33,803
Jiumaojiu International Holdings, Ltd. (a) (c)	61,000	185,663
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,474,187	226,247
Shanghai Jinjiang International Hotels Co., Ltd. Class A	135,410	1,074,042
Shenzhen Overseas Chinese Town Co., Ltd. Class A	447,800	488,698
Yum China Holdings, Inc.	233,395	13,324,521
		21,953,857
Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.8%
Ecovacs Robotics Co., Ltd. Class A (a)	16,700	$227,469
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	27,500	178,842
Haier Smart Home Co., Ltd. Class A	227,100	1,021,079
Haier Smart Home Co., Ltd. Class H (a)	1,168,000	4,232,839
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	277,400	1,328,364
Hangzhou Robam Appliances Co., Ltd. Class A	118,800	745,717
Hisense Home Appliances Group Co., Ltd. Class H	336,000	517,400
Jason Furniture Hangzhou Co., Ltd. Class A	92,100	999,588
Joyoung Co., Ltd. Class A	141,854	699,592
JS Global Lifestyle Co., Ltd. (c)	335,000	647,201
KingClean Electric Co., Ltd. Class A	140,600	654,235
NavInfo Co., Ltd. Class A	187,700	412,286
Oppein Home Group, Inc. Class A	36,080	746,963
Shenzhen MTC Co., Ltd. Class A (a)	797,800	761,371
Skyworth Group, Ltd. (a)	1,053,057	293,351
TCL Technology Group Corp Class A	870,200	948,337
Zhejiang Supor Co., Ltd. Class A	46,665	560,197
		14,974,831
HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd. (b)	477,000	1,301,102
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.7%
Beijing Enterprises Clean Energy Group, Ltd. (a)	12,865,714	217,364
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,114,000	364,923
CGN Power Co., Ltd. Class H (c)	6,584,000	1,418,041
China Datang Corp. Renewable Power Co., Ltd. Class H	1,891,000	297,532
China Longyuan Power Group Corp., Ltd. Class H	1,991,000	1,995,147
China National Nuclear Power Co., Ltd. Class A	566,500	429,018
China Power International Development, Ltd.	3,007,000	643,760
China Resources Power Holdings Co., Ltd.	1,146,092	1,234,208
China Yangtze Power Co., Ltd. Class A	984,900	2,904,679

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Concord New Energy Group, Ltd.	4,700,000	$284,891
Datang International Power Generation Co., Ltd. Class H (b)	3,848,287	496,307
Huadian Power International Corp., Ltd. Class H (b)	1,188,000	298,768
Huaneng Power International, Inc. Class A	26,700	18,412
Huaneng Power International, Inc. Class H	2,404,129	877,459
SDIC Power Holdings Co., Ltd. Class A	349,000	464,141
Sichuan Chuantou Energy Co., Ltd. Class A	333,600	516,063
		12,460,713
INDUSTRIAL CONGLOMERATES — 0.1%
CITIC, Ltd.	1,067,000	755,474
Shanghai Industrial Holdings, Ltd.	400,000	546,825
		1,302,299
INSURANCE — 3.8%
China Life Insurance Co., Ltd. Class A	172,800	1,021,110
China Life Insurance Co., Ltd. Class H	4,489,040	9,899,932
China Pacific Insurance Group Co., Ltd. Class A	244,400	1,444,585
China Pacific Insurance Group Co., Ltd. Class H	1,593,800	6,238,427
China Reinsurance Group Corp. Class H	1,747,000	180,246
China Taiping Insurance Holdings Co., Ltd.	814,091	1,467,786
Fanhua, Inc. ADR (b)	50,613	609,381
Hubei Biocause Pharmaceutical Co., Ltd. Class A	437,800	328,182
New China Life Insurance Co., Ltd. Class A	63,000	562,153
New China Life Insurance Co., Ltd. Class H	533,600	2,081,727
People's Insurance Co. Group of China, Ltd. Class A	349,700	353,648
People's Insurance Co. Group of China, Ltd. Class H	3,699,000	1,173,551
PICC Property & Casualty Co., Ltd. Class H	3,366,287	2,548,425
Ping An Insurance Group Co. of China, Ltd. Class A	385,900	5,166,598
Ping An Insurance Group Co. of China, Ltd. Class H	3,018,100	36,977,695
ZhongAn Online P&C Insurance Co., Ltd. Class H (a) (b) (c)	61,300	286,188
		70,339,634
INTERACTIVE MEDIA & SERVICES — 14.3%
Autohome, Inc. ADR	34,557	3,442,568
Security Description	Shares	Value
Baidu, Inc. ADR (a)	148,707	$32,156,402
China Metal Recycling Holdings, Ltd. (a) (b)	268,085	—
JOYY, Inc. ADR	27,069	2,164,979
Meitu, Inc. (a) (c)	1,308,000	242,914
Momo, Inc. ADR	99,957	1,395,400
Qutoutiao, Inc. ADR (a) (b)	60,195	95,710
SINA Corp. (a)	42,233	1,789,835
Sogou, Inc. ADR (a) (b)	46,435	378,445
Sohu.com, Ltd. ADR (a)	36,730	585,476
So-Young International, Inc. ADR (a) (b)	6,126	68,060
Tencent Holdings, Ltd.	3,062,115	222,732,302
Weibo Corp. ADR (a) (b)	37,453	1,535,198
		266,587,289
INTERNET & DIRECT MARKETING RETAIL — 21.8%
Alibaba Group Holding, Ltd. ADR (a)	977,956	227,599,700
Baozun, Inc. ADR (a) (b)	18,757	644,303
Dada Nexus, Ltd. ADR (a) (b)	4,676	170,674
JD Health International, Inc. (a) (c)	124,150	2,401,710
JD.com, Inc. ADR (a)	485,472	42,672,989
Meituan Class B (a)	2,188,600	83,153,731
Pinduoduo, Inc. ADR (a)	186,737	33,177,563
Tongcheng-Elong Holdings, Ltd. (a)	432,507	836,695
Trip.com Group, Ltd. ADR (a)	257,002	8,668,677
Vipshop Holdings, Ltd. ADR (a)	219,082	6,158,395
		405,484,437
IT SERVICES — 0.7%
21Vianet Group, Inc. ADR (a)	58,881	2,042,582
AGTech Holdings, Ltd. (a)	2,008,000	73,806
China TransInfo Technology Co., Ltd. Class A	175,100	515,329
Chinasoft International, Ltd.	1,178,000	1,314,147
Digital China Holdings, Ltd. (b)	876,000	718,528
GDS Holdings, Ltd. ADR (a)	65,507	6,134,075
Hi Sun Technology China, Ltd. (a)	1,395,000	181,710
Kingsoft Cloud Holdings, Ltd. ADR (a) (b)	24,707	1,075,990
TravelSky Technology, Ltd. Class H	527,000	1,270,969
Yeahka, Ltd. (a)	37,200	180,390
		13,507,526
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Alpha Group Class A (a)	473,600	443,955
Chinadive Watersports, Inc. Class A	19,400	189,621
		633,576

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Genscript Biotech Corp. (a)	630,000	$916,499
Hangzhou Tigermed Consulting Co., Ltd. Class A	51,200	1,273,646
Joinn Laboratories China Co., Ltd. Class A	11,008	174,711
Maccura Biotechnology Co., Ltd. Class A	24,800	177,889
Pharmaron Beijing Co., Ltd. Class A	61,600	1,141,610
Viva Biotech Holdings (c)	160,000	188,603
WuXi AppTec Co., Ltd. Class A	150,320	3,117,162
WuXi AppTec Co., Ltd. Class H (b) (c)	65,500	1,282,318
Wuxi Biologics Cayman, Inc. (a) (c)	1,448,000	19,197,482
		27,469,920
MACHINERY — 1.0%
China International Marine Containers Group Co., Ltd. Class H (b)	315,860	460,316
China Shipbuilding Industry Co., Ltd. Class A (a)	924,700	596,383
CIMC Enric Holdings, Ltd. (b)	750,000	448,809
First Tractor Co., Ltd. Class H (a)	508,000	250,926
Haitian International Holdings, Ltd.	447,000	1,544,987
Han's Laser Technology Industry Group Co., Ltd. Class A	88,500	582,358
Hefei Meiya Optoelectronic Technology, Inc. Class A	102,400	697,940
Inner Mongolia First Machinery Group Co., Ltd. Class A	282,823	529,369
Jiangsu Hengli Hydraulic Co., Ltd. Class A	121,596	2,114,990
Lonking Holdings, Ltd.	2,503,000	774,738
NiSun International Enterprise Development Group Co., Ltd. (a) (b)	11,142	202,896
Sany Heavy Industry Co., Ltd. Class A	346,218	1,864,146
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	187,200	560,737
Shenzhen Inovance Technology Co., Ltd. Class A	39,200	562,961
Sinotruk Hong Kong, Ltd.	188,000	480,071
Weichai Power Co., Ltd. Class H	1,331,680	2,672,342
XCMG Construction Machinery Co., Ltd. Class A	707,700	584,971
Yangzijiang Shipbuilding Holdings, Ltd.	1,574,800	1,137,922
Yantai Eddie Precision Machinery Co., Ltd. Class A	17,000	180,398
Security Description	Shares	Value
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	318,260	$1,207,562
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	102,800	172,951
Zhengzhou Yutong Bus Co., Ltd. Class A	221,400	576,618
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,023,800	1,227,950
		19,432,341
MARINE — 0.3%
Atlas Corp. (b)	115,941	1,256,800
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	1,878,175	2,252,691
SITC International Holdings Co., Ltd.	900,000	1,943,035
		5,452,526
MEDIA — 0.3%
China Literature, Ltd. (a) (b) (c)	215,200	1,688,828
China South Publishing & Media Group Co., Ltd. Class A	250,556	367,543
Chinese Universe Publishing and Media Group Co., Ltd. Class A	231,300	359,234
Focus Media Information Technology Co., Ltd. Class A	588,100	893,468
iClick Interactive Asia Group, Ltd. ADR (a)	39,842	340,251
NanJi E-Commerce Co., Ltd. Class A	343,400	723,097
Oriental Pearl Group Co., Ltd. Class A	324,560	446,625
Wasu Media Holding Co., Ltd. Class A	310,000	408,457
		5,227,503
METALS & MINING — 1.3%
Aluminum Corp. of China, Ltd. Class H (a)	3,480,000	1,229,737
Angang Steel Co., Ltd. Class H (b)	1,759,435	717,039
Anhui Honglu Steel Construction Group Co., Ltd. Class A	96,800	544,297
Baoshan Iron & Steel Co., Ltd. Class A	1,355,600	1,241,535
China Hongqiao Group, Ltd.	711,000	651,044
China Molybdenum Co., Ltd. Class A	855,500	823,020
China Molybdenum Co., Ltd. Class H	1,917,000	1,250,994
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (a)	279,100	562,354
China Zhongwang Holdings, Ltd. (a) (b)	949,600	178,804

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Chongqing Iron & Steel Co., Ltd. Class A (a)	1,655,500	$377,139
Citic Pacific Special Steel Group Co., Ltd. Class A	55,100	184,807
Ganfeng Lithium Co., Ltd. Class A	133,300	2,076,449
Guangdong HEC Technology Holding Co., Ltd. Class A (a)	410,000	317,441
Guangdong Hongda Blasting Co., Ltd. Class A	85,800	474,785
Guocheng Mining Co., Ltd. Class A (a)	310,500	474,593
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (a)	2,110,200	380,032
Jiangxi Copper Co., Ltd. Class H	1,205,000	1,892,853
Maanshan Iron & Steel Co., Ltd. Class A	1,143,400	468,156
Maanshan Iron & Steel Co., Ltd. Class H (b)	84,000	23,183
MMG, Ltd. (a)	1,420,000	617,164
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	1,023,200	341,768
Shandong Gold Mining Co., Ltd. Class A	260,520	947,178
Shougang Fushan Resources Group, Ltd.	2,655,422	623,286
Xiamen Tungsten Co., Ltd. Class A	238,200	617,806
Zhaojin Mining Industry Co., Ltd. Class H	586,000	697,561
Zhejiang Hailiang Co., Ltd. Class A	305,400	347,395
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	107,800	1,315,838
Zhongjin Gold Corp., Ltd. Class A	337,800	458,085
Zijin Mining Group Co., Ltd. Class H	4,334,750	4,908,414
		24,742,757
MULTILINE RETAIL — 0.0% *
Wangfujing Group Co., Ltd. Class A	35,000	175,521
OIL, GAS & CONSUMABLE FUELS — 1.6%
China Coal Energy Co., Ltd. Class H	2,340,013	703,164
China Merchants Energy Shipping Co., Ltd. Class A	651,600	566,683
China Petroleum & Chemical Corp. Class A	972,500	603,261
China Petroleum & Chemical Corp. Class H	14,224,640	6,365,805
China Shenhua Energy Co., Ltd. Class A	255,700	708,851
China Shenhua Energy Co., Ltd. Class H	2,154,700	4,057,161
Security Description	Shares	Value
China Suntien Green Energy Corp., Ltd. Class H	938,000	$287,914
CNOOC, Ltd.	7,652,174	7,085,849
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	959,800	377,540
Guanghui Energy Co., Ltd. Class A (a)	897,970	391,164
Guizhou Panjiang Refined Coal Co., Ltd. Class A	604,531	732,325
Jizhong Energy Resources Co., Ltd. Class A	892,700	571,623
PetroChina Co., Ltd. Class A	220,325	140,741
PetroChina Co., Ltd. Class H	13,484,930	4,173,905
Shaanxi Coal Industry Co., Ltd. Class A	415,400	597,206
Shandong Xinchao Energy Corp., Ltd. Class A (a)	1,430,300	339,046
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	410,900	411,112
Shanxi Meijin Energy Co., Ltd. Class A (a)	295,600	303,942
Sinopec Kantons Holdings, Ltd.	1,222,000	425,518
United Energy Group, Ltd. (a)	1,356,000	267,568
Yanzhou Coal Mining Co., Ltd. Class H	1,013,900	810,717
		29,921,095
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing, Ltd.	1,394,000	1,141,614
Nine Dragons Paper Holdings, Ltd.	1,105,000	1,567,608
		2,709,222
PERSONAL PRODUCTS — 0.2%
Hengan International Group Co., Ltd.	421,500	2,984,369
PHARMACEUTICALS — 2.0%
Asymchem Laboratories Tianjin Co., Ltd. Class A	29,500	1,358,335
CanSino Biologics, Inc. Class H (a) (c)	9,400	213,971
Changchun High & New Technology Industry Group, Inc. Class A	28,200	1,948,583
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	92,100	682,600
China Animal Healthcare, Ltd. (a)	763,600	—
China Medical System Holdings, Ltd.	1,075,300	1,200,964
China Resources Pharmaceutical Group, Ltd. (c)	841,000	431,680

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	104,500	$401,165
China Shineway Pharmaceutical Group, Ltd.	338,000	231,470
Consun Pharmaceutical Group, Ltd.	735,000	289,114
CSPC Pharmaceutical Group, Ltd.	4,346,240	4,444,977
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	85,900	386,749
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H (b)	110,000	269,827
Hansoh Pharmaceutical Group Co., Ltd. (a) (c)	298,000	1,445,063
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	106,000	330,075
Humanwell Healthcare Group Co., Ltd. Class A	123,400	643,530
Jiangsu Hengrui Medicine Co., Ltd. Class A	236,565	4,058,636
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	344,304	737,191
Livzon Pharmaceutical Group, Inc. Class A	117,300	731,246
Luye Pharma Group, Ltd. (b) (c)	1,388,000	646,218
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	118,100	981,463
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	274,000	1,309,246
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	543,000	266,813
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	149,700	396,794
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	138,100	602,214
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	111,700	334,241
Sihuan Pharmaceutical Holdings Group, Ltd.	1,278,000	135,154
Sino Biopharmaceutical, Ltd.	5,952,250	5,757,382
SSY Group, Ltd. (b)	1,048,332	594,887
Tong Ren Tang Technologies Co., Ltd. Class H	531,000	332,138
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	170,400	350,943
United Laboratories International Holdings, Ltd.	680,000	482,341
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b) (c)	216,000	245,978
Yifan Pharmaceutical Co., Ltd. Class A	245,000	713,883
Security Description	Shares	Value
Yunnan Baiyao Group Co., Ltd. Class A	45,707	$799,230
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	31,900	1,313,534
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	111,200	578,709
Zhejiang NHU Co., Ltd. Class A	145,100	752,229
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	50,600	512,726
		36,911,299
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (a)	25,717	1,800,190
China Index Holdings, Ltd. ADR (a) (b)	129,325	254,770
		2,054,960
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.9%
Agile Group Holdings, Ltd.	948,747	1,262,736
Aoyuan Healthy Life Group Co., Ltd. (b)	259,000	167,014
Beijing Capital Development Co., Ltd. Class A	373,400	337,383
Beijing North Star Co., Ltd. Class A	913,000	320,417
China Aoyuan Group, Ltd.	688,000	669,025
China Enterprise Co., Ltd. Class A	667,578	345,264
China Evergrande Group (b)	1,172,600	2,253,299
China Fortune Land Development Co., Ltd. Class A	156,010	310,500
China Jinmao Holdings Group, Ltd.	2,122,000	977,004
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	321,119	656,903
China Overseas Grand Oceans Group, Ltd.	497,000	266,644
China Overseas Land & Investment, Ltd.	2,178,862	4,737,726
China Overseas Property Holdings, Ltd.	1,362,620	709,968
China Resources Land, Ltd.	1,636,555	6,754,033
China SCE Group Holdings, Ltd.	480,000	198,095
China South City Holdings, Ltd.	2,538,000	376,419
China Vanke Co., Ltd. Class A	369,110	1,630,603
China Vanke Co., Ltd. Class H	1,002,664	3,459,090
CIFI Holdings Group Co., Ltd.	2,745,328	2,326,174
Colour Life Services Group Co., Ltd. (b)	398,000	178,626
Country Garden Holdings Co., Ltd.	4,601,505	6,361,760
ESR Cayman, Ltd. (a) (c)	430,800	1,544,554
Gemdale Corp. Class A	263,900	548,383
GR Properties, Ltd. (a)	1,430,000	177,048

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Grandjoy Holdings Group Co., Ltd. Class A	450,100	$304,840
Greenland Holdings Corp., Ltd. Class A	446,100	400,324
Greentown China Holdings, Ltd. (b)	448,000	655,200
Guangzhou R&F Properties Co., Ltd. Class H	195,024	250,764
Hopson Development Holdings, Ltd.	474,000	1,207,947
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	393,100	534,287
Jiayuan International Group, Ltd.	565,238	223,796
Jinke Properties Group Co., Ltd. Class A	475,200	518,601
Kaisa Group Holdings, Ltd. (a)	1,117,000	551,740
KE Holdings, Inc. ADR (a)	84,038	5,171,699
KWG Group Holdings, Ltd.	1,052,806	1,436,536
KWG Living Group Holdings, Ltd. (a)	476,902	387,483
Logan Group Co., Ltd.	546,000	894,291
Longfor Group Holdings, Ltd. (c)	857,000	5,017,869
Poly Developments and Holdings Group Co., Ltd. Class A	513,500	1,250,424
Poly Property Group Co., Ltd.	1,579,000	462,265
Poly Property Services Co., Ltd. Class H (b)	44,600	351,446
Powerlong Real Estate Holdings, Ltd.	436,000	300,831
Red Star Macalline Group Corp., Ltd. Class A	311,360	406,894
Redco Properties Group, Ltd. (b) (c)	554,200	207,275
RiseSun Real Estate Development Co., Ltd. Class A	366,400	368,281
Ronshine China Holdings, Ltd. (b)	202,000	141,200
Seazen Group, Ltd. (a)	348,000	289,482
Seazen Holdings Co., Ltd. Class A	120,700	647,100
Shanghai Industrial Urban Development Group, Ltd.	434,400	45,940
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	225,100	429,643
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	222,700	366,787
Shenzhen Investment, Ltd.	2,646,565	907,918
Shimao Group Holdings, Ltd.	603,441	1,922,270
Sino-Ocean Group Holding, Ltd.	2,050,712	409,939
Skyfame Realty Holdings, Ltd.	802,000	102,398
SOHO China, Ltd. (a) (b)	1,093,000	325,623
Sunac China Holdings, Ltd.	1,353,300	5,000,360
Security Description	Shares	Value
Suncity Group Holdings, Ltd. (a) (b)	1,601,376	$142,503
Times China Holdings, Ltd.	229,000	318,373
Xinhu Zhongbao Co., Ltd. Class A	1,068,300	509,760
Xinji Shaxi Group Co., Ltd. (b)	855,000	215,022
Yanlord Land Group, Ltd.	537,400	455,406
Yuexiu Property Co., Ltd.	4,902,000	986,235
Yuzhou Group Holdings Co., Ltd.	1,580,603	570,773
Zhongtian Financial Group Co., Ltd. Class A (a)	867,800	420,766
		71,678,959
ROAD & RAIL — 0.1%
CAR, Inc. (a) (b)	455,300	219,610
China High Speed Railway Technology Co., Ltd. Class A	881,354	344,583
Daqin Railway Co., Ltd. Class A	175,000	174,013
Dazhong Transportation Group Co., Ltd. Class A	749,200	407,083
Guangshen Railway Co., Ltd. Class H (b)	1,870,000	337,639
		1,482,928
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Daqo New Energy Corp. ADR (a)	27,390	1,571,091
Flat Glass Group Co., Ltd. Class A	67,440	414,191
Flat Glass Group Co., Ltd. Class H (b)	64,000	269,492
GCL-Poly Energy Holdings, Ltd. (a) (b)	9,072,000	1,439,099
Gigadevice Semiconductor Beijing, Inc. Class A	24,004	729,728
Hangzhou First Applied Material Co., Ltd. Class A	13,600	178,775
Hua Hong Semiconductor, Ltd. (a) (b) (c)	273,000	1,549,166
JA Solar Technology Co., Ltd. Class A (a)	31,000	194,303
JinkoSolar Holding Co., Ltd. ADR (a) (b)	20,450	1,265,242
LONGi Green Energy Technology Co., Ltd. Class A	157,900	2,240,906
NAURA Technology Group Co., Ltd. Class A	38,100	1,059,961
Sanan Optoelectronics Co., Ltd. Class A	234,100	973,277
SG Micro Corp. Class A	16,600	674,052
Shenzhen Goodix Technology Co., Ltd. Class A	19,100	457,313
Shenzhen SC New Energy Technology Corp. Class A	8,100	181,534
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	263,700	1,035,049

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Tianshui Huatian Technology Co., Ltd. Class A	323,800	$678,835
Unigroup Guoxin Microelectronics Co., Ltd. Class A	57,800	1,190,493
Will Semiconductor Co., Ltd. Class A	24,034	854,942
Xinyi Solar Holdings, Ltd.	2,158,046	5,635,966
		22,593,415
SOFTWARE — 1.1%
360 Security Technology, Inc. Class A	234,500	567,061
Beijing Shiji Information Technology Co., Ltd. Class A	78,500	375,665
Cheetah Mobile, Inc. ADR (b)	20,167	36,301
China National Software & Service Co., Ltd. Class A	39,900	483,714
Genimous Technology Co., Ltd. Class A	366,300	375,510
Glodon Co., Ltd. Class A	83,300	1,009,604
Hundsun Technologies, Inc. Class A	53,480	863,530
Ideanomics, Inc. (a) (b)	150,372	299,240
Iflytek Co., Ltd. Class A	95,900	603,301
Kingdee International Software Group Co., Ltd. (a)	1,370,000	5,583,291
Kingsoft Corp., Ltd. (b)	596,000	3,843,252
Newland Digital Technology Co., Ltd. Class A	174,598	410,651
OneConnect Financial Technology Co., Ltd. ADR (a) (b)	23,772	468,546
Sangfor Technologies, Inc. Class A	24,300	927,654
Shanghai Baosight Software Co., Ltd. Class A	90,900	965,156
Thunder Software Technology Co., Ltd. Class A	53,200	958,094
Weimob, Inc. (a) (b) (c)	802,000	1,441,849
Yonyou Network Technology Co., Ltd. Class A	144,440	975,361
		20,187,780
SPECIALTY RETAIL — 0.6%
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	256,440	557,748
China Harmony Auto Holding, Ltd. (b)	963,000	458,285
China Meidong Auto Holdings, Ltd.	158,000	641,875
China Tourism Group Duty Free Corp., Ltd. Class A	87,200	3,791,129
China Yongda Automobiles Services Holdings, Ltd.	278,500	460,464
GOME Retail Holdings, Ltd. (a) (b)	9,141,279	1,096,409
Grand Baoxin Auto Group, Ltd. (a)	843,074	90,246
Security Description	Shares	Value
Hengdeli Holdings, Ltd. (a)	3,604,895	$148,773
Pop Mart International Group, Ltd. (a) (c)	30,800	323,140
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	361,683	494,926
Suning.com Co., Ltd. Class A	380,900	452,039
Zhongsheng Group Holdings, Ltd. (b)	317,500	2,262,344
		10,777,378
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
China Greatwall Technology Group Co., Ltd. Class A	250,300	731,638
Inspur Electronic Information Industry Co., Ltd. Class A	143,940	595,554
Legend Holdings Corp. Class H (c)	178,500	234,352
Lenovo Group, Ltd.	3,644,000	3,440,108
Ninestar Corp. Class A	173,300	713,030
Xiaomi Corp. Class B (a) (c)	7,162,400	30,667,563
		36,382,245
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
ANTA Sports Products, Ltd.	546,000	8,654,204
Bosideng International Holdings, Ltd. (b)	2,298,000	1,170,657
China Dongxiang Group Co., Ltd.	3,663,000	382,653
Lao Feng Xiang Co., Ltd. Class A	61,400	428,415
Li Ning Co., Ltd.	1,037,707	7,133,203
Shenzhou International Group Holdings, Ltd.	426,300	8,356,829
Xtep International Holdings, Ltd.	423,365	211,304
Zhejiang Semir Garment Co., Ltd. Class A	262,400	404,708
		26,741,973
TOBACCO — 0.3%
Smoore International Holdings, Ltd. (a) (c)	738,000	5,696,435
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Bohai Leasing Co., Ltd. Class A (a)	832,700	307,617
CITIC Resources Holdings, Ltd. (a)	2,322,000	88,342
COSCO SHIPPING Development Co., Ltd. Class H	2,040,500	331,581
Jiangsu Guotai International Group Co., Ltd. Class A	571,720	636,257
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	171,600	368,998
Xiamen C & D, Inc. Class A	363,500	459,365

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Zall Smart Commerce Group, Ltd. (b)	1,921,000	$175,901
		2,368,061
TRANSPORTATION INFRASTRUCTURE — 0.6%
Anhui Expressway Co., Ltd. Class H	700,000	417,986
Beijing Capital International Airport Co., Ltd. Class H	1,065,939	889,445
China Merchants Port Holdings Co., Ltd.	1,120,805	1,371,762
COSCO SHIPPING International Hong Kong Co., Ltd.	616,000	188,283
COSCO SHIPPING Ports, Ltd.	483,946	336,410
Dalian Port PDA Co., Ltd. Class H	150,000	14,316
Guangzhou Baiyun International Airport Co., Ltd. Class A	160,200	348,430
Hainan Meilan International Airport Co., Ltd. Class H (a)	124,000	657,274
Jiangsu Expressway Co., Ltd. Class H	1,062,795	1,188,369
Qingdao Port International Co., Ltd. Class H (c)	1,034,000	638,761
Shanghai International Airport Co., Ltd. Class A	84,000	978,264
Shanghai International Port Group Co., Ltd. Class A	891,500	627,116
Shenzhen Expressway Co., Ltd. Class H	504,000	474,500
Shenzhen International Holdings, Ltd.	667,095	1,077,146
Sichuan Expressway Co., Ltd. Class H	948,000	220,071
Yuexiu Transport Infrastructure, Ltd.	448,000	305,067
Zhejiang Expressway Co., Ltd. Class H	1,098,000	927,526
		10,660,726
WATER UTILITIES — 0.3%
Beijing Enterprises Water Group, Ltd. (a)	3,534,000	1,422,014
Chengdu Xingrong Environment Co., Ltd. Class A	767,700	567,209
China Water Affairs Group, Ltd.	468,000	365,764
Chongqing Water Group Co., Ltd. Class A	545,800	430,144
Guangdong Investment, Ltd.	1,734,000	3,121,887
Luenmei Quantum Co., Ltd. Class A	133,600	233,406
		6,140,424
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
China Mobile, Ltd.	2,763,004	15,750,212
Security Description	Shares	Value
China United Network Communications, Ltd. Class A	507,600	$348,471
		16,098,683
TOTAL COMMON STOCKS (Cost $1,478,703,043)		1,854,221,153
RIGHTS — 0.0% *
COMPUTERS & PERIPHERALS — 0.0% *
Legend Holdings Corp. (expiring 1/28/21) Class H (a)	15,323	—
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	2,715,812	2,716,355
State Street Navigator Securities Lending Portfolio II (f) (g)	19,023,240	19,023,240
TOTAL SHORT-TERM INVESTMENTS (Cost $21,739,595)		21,739,595
TOTAL INVESTMENTS — 101.0% (Cost $1,500,442,638)		1,875,960,748
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(18,115,729)
NET ASSETS — 100.0%		$1,857,845,019
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.0% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount shown represents less than 0.05% of net assets.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,854,118,305	$—	$102,848	$1,854,221,153
Rights	—	—	—	0
Short-Term Investments	21,739,595	—	—	21,739,595
TOTAL INVESTMENTS	$1,875,857,900	$—	$102,848	$1,875,960,748
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,413,349	$3,414,032	$86,755,362	$87,453,039	$—	$—	2,715,812	$2,716,355	$1,295
State Street Navigator Securities Lending Portfolio II	14,659,266	14,659,266	56,378,102	52,014,128	—	—	19,023,240	19,023,240	80,233
Total		$18,073,298	$143,133,464	$139,467,167	$—	$—		$21,739,595	$81,528
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BRAZIL — 6.3%
Afya, Ltd. Class A (a)(b)	7,450	$188,485
Ambev SA ADR	3,409,085	10,431,800
Anima Holding SA (a)	31,653	219,381
Arco Platform, Ltd. Class A (a)(b)	6,756	239,770
Azul SA Preference Shares (a)	87,061	658,715
B2W Cia Digital (a)	128,406	1,869,157
B3 SA - Brasil Bolsa Balcao	1,574,248	18,784,777
Banco Bradesco SA ADR	3,911,163	20,572,717
Banco Bradesco SA	94,995	442,586
Banco BTG Pactual SA	91,350	1,653,171
Banco do Brasil SA	833,059	6,222,843
Banco Inter SA Preference Shares (c)	54,065	342,447
Banco Inter SA	95,342	1,807,096
Banco Pan SA Preference Shares	353,320	648,250
Banco Santander Brasil SA	15,875	137,014
BB Seguridade Participacoes SA	552,465	3,151,503
BR Malls Participacoes SA (a)	1,025,707	1,954,969
Bradespar SA Preference Shares	343,509	4,213,345
Brasil Brokers Participacoes SA (a)	2,990	1,266
Braskem SA ADR (a)(b)	164,627	1,483,289
BRF SA ADR (a)(b)	506,933	2,129,119
CCR SA	496,516	1,287,604
Centrais Eletricas Brasileiras SA ADR (b)	465,916	3,256,753
Cia Brasileira de Distribuicao ADR	220,684	3,160,195
Cia de Locacao das Americas	98,624	556,519
Cia de Saneamento Basico do Estado de Sao Paulo	452,210	3,868,972
Cia Energetica de Minas Gerais ADR (b)	1,325,507	3,817,460
Cia Energetica de Sao Paulo Class B, Preference Shares	46,064	256,916
Cia Hering	37,076	122,559
Cia Siderurgica Nacional SA ADR (b)	624,731	3,717,149
Cielo SA	1,026,924	790,824
Cogna Educacao	1,232,216	1,098,371
Construtora Tenda SA	1,644	9,555
Cosan Logistica SA (a)	39,271	139,946
Cosan SA	182,009	2,653,641
Cosan, Ltd. Class A (b)	23,348	430,304
CVC Brasil Operadora e Agencia de Viagens SA (a)	47,201	187,016
Security Description	Shares	Value
Cyrela Brazil Realty SA Empreendimentos e Participacoes	430,892	$2,445,554
Duratex SA	391,502	1,442,638
Embraer SA (a)	782,782	1,333,722
Eneva SA (a)	179,800	2,149,625
Engie Brasil Energia SA	77,011	651,470
Equatorial Energia SA	165,730	738,960
Eternit SA (a)	7,108	17,311
Gafisa SA (a)	29,813	24,968
Gerdau SA ADR (b)	1,074,432	5,017,597
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	23,567	113,157
Grupo SBF SA (a)	29,850	170,795
Hapvida Participacoes e Investimentos SA (c)	415,240	1,219,930
Hypera SA	47,401	312,557
IRB Brasil Resseguros SA	293,494	462,204
Itau Unibanco Holding SA Preference Shares ADR (b)	3,815,905	23,238,861
Itausa SA Preference Shares	4,751,582	10,730,441
Itausa SA	309,374	734,988
Kepler Weber SA	10,022	73,319
Klabin SA	289,946	1,477,585
Linx SA	31,064	224,030
Localiza Rent a Car SA	293,875	3,901,021
Locaweb Servicos de Internet SA (c)	23,106	357,965
LOG Commercial Properties e Participacoes SA	3,469	22,848
Log-in Logistica Intermodal SA (a)	5,645	17,584
Lojas Americanas SA Preference Shares	1,017,442	5,149,696
Lojas Renner SA	778,452	6,525,317
Magazine Luiza SA	1,576,611	7,573,148
Marcopolo SA Preference Shares	364,756	201,542
Marfrig Global Foods SA (a)	168,975	472,032
Metalurgica Gerdau SA Preference Shares	1,446,216	3,135,111
Mills Estruturas e Servicos de Engenharia SA (a)	37,174	44,015
Minerva SA	39,800	78,003
MMX Mineracao e Metalicos SA (a)	19,832	64,908
MRV Engenharia e Participacoes SA	90,272	329,339
Natura & Co. Holding SA (a)	565,352	5,714,254
Notre Dame Intermedica Participacoes SA	355,807	5,366,355
Oi SA ADR (a)(b)	646,437	1,312,267
Pagseguro Digital, Ltd. Class A (a)(b)	109,810	6,245,993

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
PDG Realty SA Empreendimentos e Participacoes (a)	70,875	$54,034
Petro Rio SA (a)	30,332	409,881
Petrobras Distribuidora SA	215,983	920,200
Petroleo Brasileiro SA Preference Shares ADR (b)	1,749,489	19,349,348
Petroleo Brasileiro SA ADR	865,335	9,717,712
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	12,048	14,149
Qualicorp Consultoria e Corretora de Seguros SA	79,943	538,371
Raia Drogasil SA	583,057	2,810,779
Rede D'Or Sao Luiz SA (a)	431,000	5,667,340
Restoque Comercio e Confeccoes de Roupas SA (a)	8,631	8,225
Rodobens Negocios Imobiliarios SA	52,454	117,547
Rossi Residencial SA (a)	88,489	112,949
Rumo SA (a)	554,044	2,052,252
StoneCo, Ltd. Class A (a)(b)	132,572	11,125,442
Sul America SA	58,379	498,461
Suzano Papel e Celulose SA ADR (a)(b)	171,274	1,914,843
Suzano SA (a)	188,486	2,124,287
T4F Entretenimento SA (a)	120,833	92,354
Telefonica Brasil SA	543,888	4,869,045
TIM SA	225,909	3,144,653
TOTVS SA	185,345	1,024,818
Ultrapar Participacoes SA	535,102	2,445,674
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (b)	751,147	1,930,448
Vale SA ADR (b)	2,127,802	35,661,962
Via Varejo S/A (a)	868,870	2,703,196
WEG SA	592,432	8,638,635
XP, Inc. Class A (a)	98,979	3,926,497
YDUQS Participacoes SA	235,597	1,493,176
		324,962,872
CHILE — 0.6%
AntarChile SA	182,023	1,934,235
Empresas COPEC SA	409,087	4,151,326
Empresas Iansa SA (a)	2,983,800	36,956
Enel Americas SA ADR (b)	783,364	6,439,252
Enel Chile SA ADR	922,191	3,587,323
Enjoy SA (a)	2,541,372	25,167
Falabella SA	1,305,172	4,831,249
Multiexport Foods SA	2,437,065	908,797
Parque Arauco SA	2,345,281	3,838,933
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	79,627	3,877,684
		29,630,922
Security Description	Shares	Value
CHINA — 42.1%
21Vianet Group, Inc. ADR (a)	50,192	$1,741,160
360 DigiTech, Inc. ADR (a)	23,827	280,920
360 Security Technology, Inc. Class A	93,800	226,824
3SBio, Inc. (a)(b)(c)	599,500	546,627
500.com, Ltd. Class A, ADR (a)(b)	7,258	65,322
51job, Inc. ADR (a)	4,246	297,220
AAC Technologies Holdings, Inc. (b)	627,132	3,510,195
Addsino Co., Ltd. Class A	237,700	1,006,172
Advanced Technology & Materials Co., Ltd. Class A (a)	130,600	133,080
AECC Aviation Power Co., Ltd. Class A	39,600	361,765
Aerospace CH UAV Co., Ltd.	57,393	293,739
Agile Group Holdings, Ltd.	2,337,626	3,111,267
Agricultural Bank of China, Ltd. Class A	4,137,000	1,999,520
Agricultural Bank of China, Ltd. Class H	21,739,000	7,962,336
Aier Eye Hospital Group Co., Ltd. Class A	126,399	1,457,062
Air China, Ltd. Class H	2,429,744	1,911,494
Airtac International Group	79,000	2,530,429
AK Medical Holdings, Ltd. (c)	154,000	267,330
Akeso, Inc. (a)(c)	126,000	617,500
Alibaba Group Holding, Ltd. ADR (a)	1,164,803	271,084,602
A-Living Smart City Services Co., Ltd. (c)	57,750	256,208
Alpha Group Class A (a)	361,700	339,060
Aluminum Corp. of China, Ltd. Class H (a)	6,816,000	2,408,589
Amoy Diagnostics Co., Ltd. Class A	10,000	120,447
An Hui Wenergy Co., Ltd. Class A	232,400	149,528
Angang Steel Co., Ltd. Class H (b)	2,681,231	1,092,707
Anhui Conch Cement Co., Ltd. Class H	1,392,771	8,720,704
Anhui Construction Engineering Group Co., Ltd. Class A	362,200	210,742
Anhui Expressway Co., Ltd. Class H	8,000	4,777
Anhui Guangxin Agrochemical Co., Ltd. Class A (a)	208,700	770,018
Anhui Gujing Distillery Co., Ltd. Class A	7,700	322,382
Anhui Gujing Distillery Co., Ltd. Class B	98,300	1,369,051
Anhui Honglu Steel Construction Group Co., Ltd. Class A	56,800	319,381

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	305,900	$323,009
Anhui Jinhe Industrial Co., Ltd. Class A	91,100	454,753
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	172,869
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	493,717	704,479
ANTA Sports Products, Ltd.	754,506	11,959,064
Anton Oilfield Services Group (a)(b)	130,000	7,293
Aoshikang Technology Co., Ltd. Class A	13,700	126,970
Aotecar New Energy Technology Co., Ltd. Class A	185,393	139,259
Apeloa Pharmaceutical Co., Ltd. Class A	187,100	670,451
Ascentage Pharma Group International (a)(c)	29,400	145,979
Asymchem Laboratories Tianjin Co., Ltd. Class A	18,400	847,233
Autobio Diagnostics Co., Ltd. Class A	23,100	516,213
Autohome, Inc. ADR	33,238	3,311,170
Avary Holding Shenzhen Co., Ltd. Class A	86,600	662,098
Avic Capital Co., Ltd. Class A	227,800	153,581
AVIC International Holding HK, Ltd. (a)	2,378,527	32,823
AVIC Jonhon Optronic Technology Co., Ltd. Class A	20,500	247,042
AVIC Shenyang Aircraft Co., Ltd. Class A	40,400	486,169
AviChina Industry & Technology Co., Ltd. Class H	2,343,000	1,634,753
Bafang Electric Suzhou Co., Ltd. Class A	9,514	278,684
BAIC Motor Corp., Ltd. Class H (c)	6,500	2,406
Baidu, Inc. ADR (a)	183,099	39,593,328
BAIOO Family Interactive, Ltd. (c)	2,114,000	253,554
Bank of China, Ltd. Class H	61,929,440	21,165,359
Bank of Communications Co., Ltd. Class H	18,018,864	9,527,827
Bank of Ningbo Co., Ltd. Class A	217,700	1,184,228
Baosheng Science and Technology Innovation Co., Ltd. Class A	895,700	599,739
Baozun, Inc. ADR (a)(b)	12,389	425,562
Bay Area Gold Group, Ltd. (a)	231	15
BBMG Corp. Class H (b)	1,115,000	215,699
Security Description	Shares	Value
BeiGene, Ltd. ADR (a)	22,227	$5,743,235
Beijing BDStar Navigation Co., Ltd. Class A (a)	102,100	800,091
Beijing Capital International Airport Co., Ltd. Class H	2,813,490	2,347,644
Beijing Capital Land, Ltd. Class H	28,000	4,731
Beijing Career International Co., Ltd. Class A	30,600	254,817
Beijing Certificate Authority Co., Ltd. Class A	14,100	85,837
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	23,000	64,961
Beijing Ctrowell Technology Corp., Ltd. Class A	65,106	117,552
Beijing Dabeinong Technology Group Co., Ltd. Class A	329,800	490,386
Beijing Enterprises Clean Energy Group, Ltd. (a)	20,654,856	348,960
Beijing Enterprises Holdings, Ltd.	595,000	1,941,423
Beijing Enterprises Water Group, Ltd. (a)	4,698,000	1,890,385
Beijing GeoEnviron Engineering & Technology, Inc. Class A	494,900	1,068,012
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	44,551
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	189,500	1,131,753
Beijing Shiji Information Technology Co., Ltd. Class A	95,000	454,627
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	300,359
Beijing SL Pharmaceutical Co., Ltd. Class A	214,050	332,772
Beijing Tiantan Biological Products Corp., Ltd. Class A	181,223	1,163,215
Beijing Tongtech Co., Ltd. Class A	18,500	130,136
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	11,100	219,996
Beijing Zhidemai Technology Co., Ltd. Class A	7,200	100,719
Beijing Zuojiang Technology Co., Ltd. Class A	19,600	174,470
Beken Corp. Class A	12,564	164,925
Berry Genomics Co., Ltd. Class A (a)	94,700	554,791
BEST, Inc. ADR (a)(b)	39,657	80,900
Bestsun Energy Co., Ltd. Class A	231,600	180,741
Bethel Automotive Safety Systems Co., Ltd. Class A	26,600	140,111

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
BGI Genomics Co., Ltd. Class A	20,100	$397,752
Biem.L.Fdlkk Garment Co., Ltd. Class A	159,663	399,118
Bilibili, Inc. ADR (a)(b)	90,096	7,723,029
Blue Sail Medical Co., Ltd. Class A	103,100	334,692
BOE Technology Group Co., Ltd. Class A	865,600	799,427
BOE Technology Group Co., Ltd. Class B	710,900	301,639
Bosideng International Holdings, Ltd. (b)	2,234,000	1,138,054
Boya Bio-pharmaceutical Group Co., Ltd. Class A	19,825	102,350
Boyaa Interactive International, Ltd. (a)	64,000	4,705
Brilliance China Automotive Holdings, Ltd.	2,398,000	2,183,416
B-Soft Co., Ltd. Class A	148,484	309,235
BYD Co., Ltd. Class A	90,500	2,706,649
BYD Co., Ltd. Class H (b)	496,056	12,999,810
BYD Electronic International Co., Ltd. (b)	561,000	2,937,457
C&S Paper Co., Ltd. Class A	7,400	23,772
C.banner International Holdings, Ltd. (a)	12,000	289
Cabbeen Fashion, Ltd.	1,073,000	471,886
Caissa Tosun Development Co., Ltd. Class A (a)	66,706	137,177
Caitong Securities Co., Ltd. Class A	124,400	242,226
CanSino Biologics, Inc. Class H (a)(c)	19,600	446,153
CAR, Inc. (a)(b)	1,125,000	542,634
CECEP Wind-Power Corp. Class A	468,600	247,404
Central China Securities Co., Ltd. Class A (a)	411,700	444,865
CGN Mining Co., Ltd.	325,000	15,089
CGN New Energy Holdings Co Ltd (a)(b)	24,000	3,776
CGN Nuclear Technology Development Co., Ltd. Class A	217,800	368,775
CGN Power Co., Ltd. Class H (c)	8,409,000	1,811,104
Chacha Food Co., Ltd. Class A	30,900	256,127
Changchun High & New Technology Industry Group, Inc. Class A	10,400	718,626
Changjiang Securities Co., Ltd. Class A	351,000	453,834
Changsha Jingjia Microelectronics Co., Ltd. Class A	26,700	287,317
Security Description	Shares	Value
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	$839,448
Chanjet Information Technology Co., Ltd. Class H	2,600	4,151
Chaowei Power Holdings, Ltd.	75,000	30,662
Cheetah Mobile, Inc. ADR (b)	9,600	17,280
ChemPartner PharmaTech Co., Ltd. Class A (a)	51,800	117,447
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	107,100	232,939
Chengdu Hongqi Chain Co., Ltd. Class A	743,286	756,254
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	173,429
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	81,900	225,782
China Aerospace International Holdings, Ltd.	1,928,000	113,136
China Aircraft Leasing Group Holdings, Ltd. (b)	6,500	5,617
China Aoyuan Group, Ltd.	1,174,000	1,141,621
China Baoan Group Co., Ltd. Class A	255,200	295,792
China Bester Group Telecom Co., Ltd. Class A	100,600	224,067
China Biologic Products Holdings, Inc. (a)	14,188	1,675,745
China Building Material Test & Certification Group Co., Ltd. Class A	505,120	1,520,806
China Chengtong Development Group, Ltd. (a)(b)	3,584,000	79,964
China Cinda Asset Management Co., Ltd. Class H	9,973,000	1,890,714
China CITIC Bank Corp., Ltd. Class H	9,636,000	4,088,606
China Coal Energy Co., Ltd. Class H	5,879,000	1,766,615
China Common Rich Renewable Energy Investment, Ltd. (a)(d)	856,000	—
China Communications Services Corp., Ltd. Class H	152,000	67,043
China Conch Venture Holdings, Ltd.	1,214,200	5,903,563
China Construction Bank Corp. Class H	66,670,600	50,644,497
China Datang Corp. Renewable Power Co., Ltd. Class H	1,065,000	167,568
China Dili Group (a)	1,785,100	633,108

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
China Distance Education Holdings, Ltd. ADR	135	$1,300
China Dongxiang Group Co., Ltd.	917,000	95,794
China Eastern Airlines Corp., Ltd. Class H	144,000	62,214
China Education Group Holdings, Ltd.	121,000	233,141
China Electronics Huada Technology Co., Ltd.	134,000	12,443
China Energine International Holdings, Ltd. (a)(b)	1,382,000	16,754
China Enterprise Co., Ltd. Class A	333,692	172,582
China Everbright Bank Co., Ltd. Class A	325,200	199,726
China Everbright Environment Group, Ltd.	2,712,111	1,532,019
China Everbright, Ltd.	24,000	32,129
China Evergrande Group (b)	1,677,737	3,223,983
China Fangda Group Co., Ltd. Class B	1,768,867	691,227
China Feihe, Ltd. (c)	1,305,000	3,056,391
China Film Co., Ltd. Class A	132,800	254,699
China Financial Services Holdings, Ltd. (a)	1,722,000	20,432
China Foods, Ltd.	16,000	5,241
China Fortune Land Development Co., Ltd. Class A	35,620	70,893
China Galaxy Securities Co., Ltd. Class A	145,700	280,561
China Galaxy Securities Co., Ltd. Class H	2,417,400	1,515,191
China Gas Holdings, Ltd.	1,860,800	7,391,507
China Great Wall Securities Co., Ltd. Class A	109,900	217,714
China Greatwall Technology Group Co., Ltd. Class A	149,200	436,118
China Hanking Holdings, Ltd.	989,000	174,743
China Harmony Auto Holding, Ltd. (b)	7,000	3,331
China High Speed Railway Technology Co., Ltd. Class A	641,400	250,769
China Hongqiao Group, Ltd.	24,500	22,434
China Huarong Energy Co., Ltd. (a)	100,000	1,509
China Huiyuan Juice Group, Ltd. (a)(d)	188,500	12,277
China Index Holdings, Ltd. ADR (a)(b)	30,643	60,367
China International Marine Containers Group Co., Ltd. Class H	118,240	172,316
China Jinmao Holdings Group, Ltd.	880,000	405,166
Security Description	Shares	Value
China Kings Resources Group Co., Ltd. Class A	7,400	$33,602
China Lesso Group Holdings, Ltd.	1,128,000	1,766,080
China Life Insurance Co., Ltd. Class H	6,182,260	13,634,084
China Literature, Ltd. (a)(b)(c)	133,000	1,043,746
China Longyuan Power Group Corp., Ltd. Class H	2,344,000	2,348,882
China Machinery Engineering Corp. Class H	14,000	3,701
China Medical System Holdings, Ltd.	1,214,000	1,355,874
China Meidong Auto Holdings, Ltd.	136,000	552,500
China Mengniu Dairy Co., Ltd. (a)	2,250,345	13,582,433
China Merchants Bank Co., Ltd. Class A	723,862	4,896,945
China Merchants Bank Co., Ltd. Class H	3,071,681	19,411,308
China Merchants China Direct Investments, Ltd.	4,000	4,803
China Merchants Port Holdings Co., Ltd.	2,416,090	2,957,072
China Merchants Securities Co., Ltd. Class A	333,841	1,199,364
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	147,157	301,035
China Minsheng Banking Corp., Ltd. Class H (b)	6,459,879	3,682,386
China Mobile, Ltd.	3,737,211	21,303,575
China Modern Dairy Holdings, Ltd. (a)(b)	6,000	1,439
China Molybdenum Co., Ltd. Class A	1,353,400	1,302,017
China Molybdenum Co., Ltd. Class H	222,000	144,873
China National Accord Medicines Corp., Ltd. Class B	231,595	669,649
China National Building Material Co., Ltd. Class H	2,601,400	3,126,840
China National Medicines Corp., Ltd. Class A	135,495	1,028,416
China National Software & Service Co., Ltd. Class A	30,200	366,120
China Ocean Industry Group, Ltd. (a)	57,625	788
China Oilfield Services, Ltd. Class H	1,812,422	1,533,366
China Overseas Grand Oceans Group, Ltd.	109,500	58,748
China Overseas Land & Investment, Ltd.	3,651,804	7,940,496

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
China Overseas Property Holdings, Ltd.	62,066	$32,338
China Pacific Insurance Group Co., Ltd. Class A	110,400	652,546
China Pacific Insurance Group Co., Ltd. Class H	2,162,200	8,463,250
China Petroleum & Chemical Corp. Class H	20,332,338	9,099,120
China Power International Development, Ltd.	6,039,000	1,292,873
China Railway Group, Ltd. Class H	4,842,487	2,135,882
China Rare Earth Holdings, Ltd. (a)	1,667,200	87,081
China Resources Beer Holdings Co., Ltd.	1,126,930	10,377,142
China Resources Cement Holdings, Ltd.	332,000	370,799
China Resources Gas Group, Ltd.	190,000	1,010,788
China Resources Land, Ltd.	2,440,222	10,070,752
China Resources Power Holdings Co., Ltd.	2,420,432	2,606,525
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	94,437
China Sanjiang Fine Chemicals Co., Ltd.	73,000	22,784
China Science Publishing & Media, Ltd. Class A	111,400	162,213
China Shenhua Energy Co., Ltd. Class H	3,476,624	6,546,259
China Shipbuilding Industry Co., Ltd. Class A (a)	938,500	605,283
China Singyes Solar Technologies Holdings, Ltd. (a)	9,600	990
China South City Holdings, Ltd.	2,226,000	330,146
China Southern Airlines Co., Ltd. Class H (a)(b)	2,258,000	1,345,391
China State Construction Engineering Corp., Ltd. Class A	478,100	365,751
China Taiping Insurance Holdings Co., Ltd.	965,435	1,740,655
China Telecom Corp., Ltd. Class H	12,077,309	3,348,816
China Tianying, Inc. Class A (a)	488,500	309,042
China Tourism Group Duty Free Corp., Ltd. Class A	117,600	5,112,807
China Tower Corp., Ltd. Class H (b)(c)	19,940,000	2,931,653
China TransInfo Technology Co., Ltd. Class A	255,700	752,539
China Travel International Investment Hong Kong, Ltd. (a)(b)	7,100,000	970,615
Security Description	Shares	Value
China Unicom Hong Kong, Ltd.	4,835,668	$2,775,231
China Vanke Co., Ltd. Class A	387,300	1,710,960
China Vanke Co., Ltd. Class H	958,600	3,307,073
China World Trade Center Co., Ltd. Class A	90,700	173,815
China Yangtze Power Co., Ltd. Class A	1,098,100	3,238,530
China Yongda Automobiles Services Holdings, Ltd.	741,000	1,225,149
China ZhengTong Auto Services Holdings, Ltd. (a)(b)	38,000	4,215
China Zhenhua Group Science & Technology Co., Ltd. Class A	205,700	1,863,336
ChinaCache International Holdings, Ltd. ADR (a)(b)	17,417	2,229
Chinadive Watersports, Inc. Class A	13,600	132,930
Chinasoft International, Ltd.	142,000	158,412
Chinese Universe Publishing and Media Group Co., Ltd. Class A	175,500	272,570
Chlitina Holding, Ltd.	2,000	14,094
Chongqing Brewery Co., Ltd. Class A	27,511	503,880
Chongqing Changan Automobile Co., Ltd. Class B (a)	955,100	980,493
Chongqing Department Store Co., Ltd. Class A	24,800	110,321
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	5,180	13,116
Chongqing Gas Group Corp., Ltd. Class A	135,400	142,973
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	8,187
Chongqing Zhifei Biological Products Co., Ltd. Class A	93,400	2,126,449
Chow Tai Seng Jewellery Co., Ltd. Class A	100,862	413,747
CIFI Holdings Group Co., Ltd.	28,447	24,104
CIMC Enric Holdings, Ltd. (b)	10,000	5,984
Citic Pacific Special Steel Group Co., Ltd. Class A	46,950	157,472
CITIC Resources Holdings, Ltd. (a)	1,780,000	67,721
CITIC Securities Co., Ltd. Class A	463,000	2,095,264
CITIC Securities Co., Ltd. Class H	1,239,500	2,794,284
CITIC Telecom International Holdings, Ltd.	1,126,000	354,332
CITIC, Ltd.	3,742,961	2,650,149

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CMST Development Co., Ltd. Class A (a)	222,700	$158,027
CNHTC Jinan Truck Co., Ltd. Class A	105,200	509,431
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	854,100	729,646
CNOOC, Ltd.	11,248,734	10,416,233
COFCO Biotechnology Co., Ltd. Class L	136,900	177,430
Cogobuy Group (a)(c)	64,000	12,546
Colour Life Services Group Co., Ltd. (b)	69,000	30,968
Comtec Solar Systems Group, Ltd.	211,500	9,547
Contemporary Amperex Technology Co., Ltd. Class A	117,793	6,366,096
COSCO SHIPPING Development Co., Ltd. Class H	7,241,117	1,176,681
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	1,992,000	783,559
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	3,380,425	4,054,496
COSCO SHIPPING Ports, Ltd.	2,660,050	1,849,103
Cosmo Lady China Holdings Co., Ltd. (a)(c)	71,000	11,812
Country Garden Holdings Co., Ltd.	5,125,514	7,086,223
Country Garden Services Holdings Co., Ltd.	746,000	5,046,229
CQ Pharmaceutical Holding Co., Ltd. Class A	503,300	402,848
CSC Financial Co., Ltd. Class A	141,900	917,365
CSG Holding Co., Ltd. Class B	637,845	246,785
CSPC Pharmaceutical Group, Ltd.	5,136,960	5,253,660
CSSC Offshore and Marine Engineering Group Co., Ltd. Class A (a)	114,200	467,231
CSSC Science & Technology Co., Ltd. Class A	135,000	283,646
CTS International Logistics Corp., Ltd. Class A	279,690	399,948
D&O Home Collection Co., Ltd. Class A	88,700	279,890
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	173,712	917,138
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	344,100	212,922
Daqin Railway Co., Ltd. Class A	129,700	128,968
Daqo New Energy Corp. ADR (a)	39,035	2,239,048
Security Description	Shares	Value
DaShenLin Pharmaceutical Group Co., Ltd. Class A	30,595	$368,978
Datang International Power Generation Co., Ltd. Class H (b)	7,246,000	934,504
Dazhong Transportation Group Co., Ltd. Class B	2,339,250	701,775
Deppon Logistics Co., Ltd. Class A	105,100	205,293
DHC Software Co., Ltd. Class A	137,100	175,156
Digital China Group Co., Ltd. Class A	149,600	494,165
Digital China Information Service Co., Ltd. Class A	109,700	261,727
Do-Fluoride Chemicals Co., Ltd. Class A	100,000	308,313
Dongfang Electric Corp., Ltd. Class A	115,400	177,097
Dongfang Electric Corp., Ltd. Class H	199,400	145,811
Dongfeng Motor Group Co., Ltd. Class H	2,348,657	2,738,234
Dongjiang Environmental Co., Ltd. Class A	261,200	355,013
Double Medical Technology, Inc. Class A	92,700	1,052,045
DouYu International Holdings, Ltd. ADR (a)(b)	53,465	591,323
East Money Information Co., Ltd. Class A	274,320	1,308,970
Eastern Communications Co., Ltd. Class B	325,800	142,700
Easysight Supply Chain Management Co., Ltd. Class A (a)	134,600	165,954
E-Commodities Holdings, Ltd. (a)	6,250	298
Eoptolink Technology, Inc., Ltd. Class A	23,220	198,294
ESR Cayman, Ltd. (a)(c)	425,000	1,523,759
Essex Bio-technology, Ltd. (b)	1,125,000	619,531
Eve Energy Co., Ltd. Class A	96,199	1,206,809
Ever Sunshine Lifestyle Services Group, Ltd.	142,000	311,695
Everbright Securities Co., Ltd. Class A	109,500	312,152
Fang Holdings, Ltd. (a)(b)	2,995	40,133
Fanhua, Inc. ADR (b)	34,762	418,534
Fantasia Holdings Group Co., Ltd. (b)	1,660,500	289,105
Far East Horizon, Ltd. (b)	2,336,000	2,407,145
FAW Jiefang Group Co., Ltd. (a)	219,300	394,268

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	$112,678
Fibocom Wireless, Inc. Class A	12,800	117,919
First Capital Securities Co., Ltd. Class A	209,700	321,168
First Tractor Co., Ltd. Class A (a)	131,200	245,773
Flat Glass Group Co., Ltd. Class A	150,500	924,315
Focus Media Information Technology Co., Ltd. Class A	230,700	350,490
Foshan Haitian Flavouring & Food Co., Ltd. Class A	133,900	4,133,254
Founder Securities Co., Ltd. Class A (a)	253,400	404,479
Foxconn Industrial Internet Co., Ltd. Class A	101,200	213,253
Fufeng Group, Ltd.	71,000	26,555
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	126,390	241,043
Fujian Boss Software Development Co., Ltd. Class A	20,100	88,795
Fujian Green Pine Co., Ltd. Class A	46,600	134,779
Fujian Longking Co., Ltd. Class A	111,800	152,815
Fujian Star-net Communication Co., Ltd. Class A	142,000	504,032
Fujian Sunner Development Co., Ltd. Class A	99,800	407,701
Fuyao Glass Industry Group Co., Ltd. Class A	250,617	1,853,593
Ganfeng Lithium Co., Ltd. Class A	87,500	1,363,010
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	957,355
GCI Science & Technology Co., Ltd. Class A	249,981	645,668
GCL System Integration Technology Co., Ltd. Class A (a)	213,100	139,406
GDS Holdings, Ltd. ADR (a)	67,080	6,281,371
Geely Automobile Holdings, Ltd.	3,437,000	11,746,487
Gemdale Corp. Class A	109,300	227,125
Genertec Universal Medical Group Co., Ltd. (c)	604,600	451,470
Genimous Technology Co., Ltd. Class A	407,500	417,746
Genscript Biotech Corp. (a)	320,000	465,524
Getein Biotech, Inc. Class A	122,016	642,886
Security Description	Shares	Value
GF Securities Co., Ltd. Class H	1,446,600	$2,044,757
Giant Network Group Co., Ltd. Class A	238,500	639,877
Gigadevice Semiconductor Beijing, Inc. Class A	26,400	802,567
Global Bio-Chem Technology Group Co., Ltd. (a)	1,096,000	53,006
Global Top E-Commerce Co., Ltd. Class A (a)	267,000	211,244
Glodon Co., Ltd. Class A	125,800	1,524,708
GoerTek, Inc. Class A	235,500	1,352,830
Goke Microelectronics Co., Ltd. Class A	19,100	128,742
GoldenHome Living Co., Ltd. Class A	32,200	247,572
Goldpac Group, Ltd.	64,000	11,638
GOME Retail Holdings, Ltd. (a)(b)	9,590,000	1,150,229
Goodbaby International Holdings, Ltd. (a)	67,000	9,073
Grand Baoxin Auto Group, Ltd. (a)	3,158	338
Grandjoy Holdings Group Co., Ltd. Class A	162,000	109,718
Great Wall Motor Co., Ltd. Class H	2,611,750	8,959,749
Greattown Holdings, Ltd. Class A	233,200	144,300
Greatview Aseptic Packaging Co., Ltd.	10,000	5,842
Gree Real Estate Co., Ltd. Class A (a)	248,000	246,601
Greentown China Holdings, Ltd. (b)	598,000	874,575
Gridsum Holding, Inc. ADR (a)(b)	39,759	64,012
Grinm Advanced Materials Co., Ltd. Class A	109,500	225,181
GSX Techedu, Inc. ADR (a)(b)	67,335	3,481,893
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (a)	73,900	133,999
Guangdong Electric Power Development Co., Ltd. Class B	1,809,740	543,819
Guangdong Ellington Electronics Technology Co., Ltd. Class A	100,000	122,371
Guangdong Golden Dragon Development, Inc. Class A (a)	125,200	304,682
Guangdong Haid Group Co., Ltd. Class A	95,900	966,875
Guangdong Hongda Blasting Co., Ltd. Class A	98,000	542,295

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	534,000	$435,640
Guangdong Investment, Ltd.	3,070,229	5,527,628
Guangdong Kinlong Hardware Products Co., Ltd. Class A	13,100	290,365
Guangdong Provincial Expressway Development Co., Ltd. Class B	228,200	127,434
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A (a)	333,400	348,454
Guangdong Topstar Technology Co., Ltd. Class A	18,000	96,280
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	202,900	1,319,530
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	115,400	195,748
Guangshen Railway Co., Ltd. Class H (b)	4,830,000	872,083
Guangxi Guiguan Electric Power Co., Ltd. Class A	232,300	159,476
Guangxi Liuzhou Pharmaceutical Co., Ltd. Class A	213,440	707,672
Guangzhou Automobile Group Co., Ltd. Class H	2,814,090	3,128,440
Guangzhou Baiyun International Airport Co., Ltd. Class A	105,900	230,329
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	119,300	537,127
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	14,718
Guangzhou Haige Communications Group, Inc. Co. Class A	262,300	437,258
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	15,400	303,702
Guangzhou R&F Properties Co., Ltd. Class H	1,727,482	2,221,219
Guangzhou Restaurant Group Co., Ltd. Class A	114,100	680,211
Guangzhou Tinci Materials Technology Co., Ltd. Class A	95,500	1,525,848
Guangzhou Wondfo Biotech Co., Ltd. Class A	8,800	120,839
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	265,900	595,923
Security Description	Shares	Value
Guangzhou Zhujiang Brewery Co., Ltd. Class A	235,200	$387,013
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	206,300	173,381
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	242,100	316,010
Guocheng Mining Co., Ltd. Class A (a)	120,000	183,418
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	1,826
Guomai Technologies, Inc. Class A	235,700	264,483
Guosen Securities Co., Ltd. Class A	372,400	781,870
Guosheng Financial Holding, Inc. Class A (a)	125,100	264,771
Guotai Junan Securities Co., Ltd. Class A	262,600	708,577
Guoxuan High-Tech Co., Ltd. Class A (a)	39,744	239,321
Guoyuan Securities Co., Ltd. Class A	155,610	214,613
Haichang Ocean Park Holdings, Ltd. (a)(c)	973,000	59,606
Haidilao International Holding, Ltd. (b)(c)	486,000	3,741,909
Haier Smart Home Co., Ltd. Class A	132,200	594,393
Haier Smart Home Co., Ltd. Class H (a)	364,800	1,322,037
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	48,160	151,152
Hainan Meilan International Airport Co., Ltd. Class H (a)	65,000	344,539
Haisco Pharmaceutical Group Co., Ltd. Class A	126,600	341,412
Haitian International Holdings, Ltd.	5,000	17,282
Haitong Securities Co., Ltd. Class A	237,500	470,127
Haitong Securities Co., Ltd. Class H	2,384,400	2,131,056
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	265,400	1,270,900
Hangjin Technology Co., Ltd. Class A	116,800	377,369
Hangzhou Chang Chuan Technology Co., Ltd. Class A (a)	58,700	272,237
Hangzhou Dptech Technologies Co., Ltd.	17,900	100,264
Hangzhou First Applied Material Co., Ltd. Class A	114,660	1,507,233

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	$214,676
Hangzhou Silan Microelectronics Co., Ltd. Class A	90,400	347,872
Hangzhou Steam Turbine Co., Ltd. Class B	611,820	904,255
Hangzhou Tigermed Consulting Co., Ltd. Class A	74,822	1,861,264
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	470,000	2,279,126
Harbin Boshi Automation Co., Ltd. Class A	506,220	944,392
Harbin Electric Co., Ltd. Class H (a)	2,308,000	660,802
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (a)	331,600	163,333
Health & Happiness H&H International Holdings, Ltd.	5,000	18,507
Hebei Construction Group Corp., Ltd. Class H (b)	78,500	42,825
Hefei Meiya Optoelectronic Technology, Inc. Class A	106,300	724,522
Henan Lingrui Pharmaceutical Co. Class A	263,300	343,277
Henan Shuanghui Investment & Development Co., Ltd. Class A	78,540	567,472
Hengan International Group Co., Ltd.	605,500	4,287,154
Hengli Petrochemical Co., Ltd. Class A	318,400	1,370,806
Hisense Home Appliances Group Co., Ltd. Class A	337,600	748,819
Hithink RoyalFlush Information Network Co., Ltd. Class A	6,200	118,319
Holitech Technology Co., Ltd. Class A	218,300	137,768
Hongda Xingye Co., Ltd. Class A	329,200	152,017
Hongfa Technology Co., Ltd. Class A	29,900	249,541
Honghua Group, Ltd. (a)	14,000	448
Honworld Group, Ltd. (c)	35,000	9,795
Hopson Development Holdings, Ltd.	26,000	66,259
Hua Hong Semiconductor, Ltd. (a)(b)(c)	170,000	964,682
Huaan Securities Co., Ltd. Class A	361,200	444,783
Huadian Power International Corp., Ltd. Class H	2,547,308	640,617
Huadong Medicine Co., Ltd. Class A	34,200	139,819
Huafu Fashion Co., Ltd. Class A	135,500	92,813
Security Description	Shares	Value
Huagong Tech Co., Ltd. Class A	85,400	$304,838
Hualan Biological Engineering, Inc. Class A	190,427	1,238,121
Huaneng Lancang River Hydropower, Inc. Class A	25,900	17,781
Huaneng Power International, Inc. Class H	4,830,000	1,762,853
Huangshan Tourism Development Co., Ltd. Class B	843,982	627,923
Huatai Securities Co., Ltd. Class A	365,600	1,013,516
Huatai Securities Co., Ltd. Class H (c)	708,400	1,114,605
Huawen Media Group Class A (a)	345,400	135,573
Huaxi Securities Co., Ltd. Class A	264,000	507,141
Huaxin Cement Co., Ltd. Class B	331,400	718,144
Huayu Automotive Systems Co., Ltd. Class A	113,761	504,659
Huazhu Group, Ltd. ADR (b)	87,491	3,939,720
Hubei Biocause Pharmaceutical Co., Ltd. Class A	375,900	281,781
Hubei Kaile Science & Technology Co., Ltd. Class A (a)	150,000	251,668
Huizhou Desay Sv Automotive Co., Ltd. Class A	106,600	1,380,608
Humanwell Healthcare Group Co., Ltd. Class A	33,900	176,788
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	654,800	255,000
Hunan Gold Corp., Ltd. Class A	115,500	151,294
Hunan New Wellful Co., Ltd. Class A	230,700	285,505
Hundsun Technologies, Inc. Class A	123,810	1,999,133
HUYA, Inc. ADR (a)(b)	20,233	403,244
Hytera Communications Corp., Ltd. Class A (a)	386,500	365,282
HyUnion Holding Co., Ltd. Class A (a)	105,900	119,973
iClick Interactive Asia Group, Ltd. ADR (a)(b)	21,165	180,749
Iflytek Co., Ltd. Class A	145,200	913,444
I-Mab ADR (a)(b)	2,961	139,611
Industrial & Commercial Bank of China, Ltd. Class A	5,044,605	3,874,701
Industrial & Commercial Bank of China, Ltd. Class H	54,241,492	35,186,998
Industrial Bank Co., Ltd. Class A	744,800	2,392,614

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Industrial Securities Co., Ltd. Class A	376,400	$502,898
INESA Intelligent Tech, Inc. Class B	2,339,700	1,050,525
Ingenic Semiconductor Co., Ltd. Class A (a)	30,300	426,704
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	415,500	316,582
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	812,700	321,495
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	138,600	946,593
Inner Mongolia Yitai Coal Co., Ltd. Class B	478,736	268,092
Innovent Biologics, Inc. (a)(c)	487,500	5,158,647
Inspur Electronic Information Industry Co., Ltd. Class A	32,816	135,777
Inspur Software Co., Ltd. Class A	99,000	237,570
Intco Medical Technology Co., Ltd. Class A	31,500	815,301
iQIYI, Inc. ADR (a)(b)	137,434	2,402,346
IReader Technology Co., Ltd. Class A	92,900	480,469
JA Solar Technology Co., Ltd. Class A (a)	64,100	401,769
Jafron Biomedical Co., Ltd. Class A	15,420	160,973
Jason Furniture Hangzhou Co., Ltd. Class A	105,700	1,147,192
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	111,500	133,869
JD Health International, Inc. (a)(c)	201,950	3,906,769
JD.com, Inc. ADR (a)	593,311	52,152,037
Jiajiayue Group Co., Ltd. Class A	137,100	449,498
Jiangling Motors Corp., Ltd. Class A	91,800	291,651
Jiangnan Group, Ltd.	201,000	11,536
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	319,400	161,749
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	137,700	156,423
Jiangsu Eastern Shenghong Co., Ltd. Class A	369,100	538,596
Jiangsu Expressway Co., Ltd. Class H	2,548,000	2,849,057
Jiangsu Hengli Hydraulic Co., Ltd. Class A	94,051	1,635,884
Jiangsu Hengrui Medicine Co., Ltd. Class A	271,664	4,660,813
Security Description	Shares	Value
Jiangsu Huaxicun Co., Ltd. Class A	225,700	$272,369
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	67,200	449,955
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	151,700	237,475
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	292,347
Jiangsu Shagang Co., Ltd. Class A	95,500	161,258
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	65,265	2,370,743
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	294,613
Jiangsu Yoke Technology Co., Ltd. Class A	109,900	1,016,507
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	176,278	765,441
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	137,300	186,613
Jiangxi Copper Co., Ltd. Class H	1,209,000	1,899,137
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	105,600	400,349
Jiangxi Zhengbang Technology Co., Ltd. Class A	223,200	585,429
Jiayou International Logistics Co., Ltd. Class A	333,599	1,104,525
Jinke Properties Group Co., Ltd. Class A	611,130	666,946
JinkoSolar Holding Co., Ltd. ADR (a)(b)	13,229	818,478
Jinyu Bio-Technology Co., Ltd. Class A	218,100	701,301
Jinyuan EP Co., Ltd. Class A	142,200	164,599
JiuGui Liquor Co., Ltd. Class A	22,500	542,010
Joinn Laboratories China Co., Ltd. Class A	48,800	774,517
Jointown Pharmaceutical Group Co., Ltd. Class A (a)	250,800	701,058
Joy City Property, Ltd.	2,308,000	141,388
Joyoung Co., Ltd. Class A	216,056	1,065,539
JOYY, Inc. ADR	24,186	1,934,396
Ju Teng International Holdings, Ltd.	134,500	40,243
Juewei Food Co., Ltd. Class A	19,000	226,772
Kama Co., Ltd. Class B (a)	904,500	347,328
KE Holdings, Inc. ADR (a)	100,100	6,160,154

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Keboda Technology Co., Ltd.	10,600	$110,329
Keshun Waterproof Technologies Co., Ltd. Class A (a)	38,200	126,184
Kingboard Holdings, Ltd.	1,046,840	4,414,796
KingClean Electric Co., Ltd. Class A	32,600	151,693
Kingdee International Software Group Co., Ltd. (a)	1,815,700	7,399,694
Kingfa Sci & Tech Co., Ltd. Class A	54,300	143,259
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	3,552	154,690
Kingsoft Corp., Ltd. (b)	464,000	2,992,062
Konfoong Materials International Co., Ltd. Class A	20,700	157,752
Konka Group Co., Ltd. Class B	4,458,863	1,420,377
Koolearn Technology Holding, Ltd. (a)(b)(c)	116,000	417,393
KPC Pharmaceuticals, Inc. Class A	118,000	157,112
Kuang-Chi Technologies Co., Ltd. Class A (a)	160,990	551,365
Kunlun Energy Co., Ltd.	4,496,325	3,885,215
Kunming Yunnei Power Co., Ltd. Class A	153,700	103,860
Kunwu Jiuding Investment Holdings Co., Ltd. Class A (a)	94,900	285,577
Kweichow Moutai Co., Ltd. Class A	72,400	22,266,122
KWG Group Holdings, Ltd.	1,218,668	1,662,852
KWG Living Group Holdings, Ltd. (a)	592,333	481,270
Lao Feng Xiang Co., Ltd. Class A	27,600	192,577
Lao Feng Xiang Co., Ltd. Class B	126,530	366,684
Laobaixing Pharmacy Chain JSC Class A	26,600	257,252
Lee & Man Paper Manufacturing, Ltd.	76,000	62,240
Lenovo Group, Ltd.	5,931,220	5,599,351
Lens Technology Co., Ltd. Class A	216,265	1,018,967
Leo Group Co., Ltd. Class A	1,262,000	588,590
Leon Technology Co., Ltd. Class A	36,500	68,599
LexinFintech Holdings, Ltd. ADR (a)(b)	20,288	135,930
Li Auto, Inc. ADR (a)(b)	92,100	2,655,243
Li Ning Co., Ltd.	1,610,651	11,071,622
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	2,414
Security Description	Shares	Value
Liaoning Wellhope Agri-Tech JSC, Ltd. Class A	193,800	$352,600
Lifetech Scientific Corp. (a)	2,256,000	1,294,737
Lingyi iTech Guangdong Co. Class A	462,500	853,575
Link Motion, Inc. ADR (a)(d)	16,509	—
Livzon Pharmaceutical Group, Inc. Class H	187,127	725,210
Lomon Billions Group Co., Ltd. Class A	124,900	591,562
Longfor Group Holdings, Ltd. (c)	607,000	3,554,080
LONGi Green Energy Technology Co., Ltd. Class A	254,300	3,609,008
Longshine Technology Group Co., Ltd. Class A	39,450	88,778
Lu Thai Textile Co., Ltd. Class B	133,600	67,370
Luenmei Quantum Co., Ltd. Class A	260,208	454,597
Luxshare Precision Industry Co., Ltd. Class A	502,229	4,338,404
Luye Pharma Group, Ltd. (b)(c)	597,000	277,948
Luzhou Laojiao Co., Ltd. Class A	101,514	3,533,884
Maanshan Iron & Steel Co., Ltd. Class H (b)	1,524,000	420,612
Maccura Biotechnology Co., Ltd. Class A	37,572	269,501
Mango Excellent Media Co., Ltd. Class A	73,550	820,788
Maoye Commericial Co., Ltd. Class A	491,322	282,089
Markor International Home Furnishings Co., Ltd. Class A (a)	485,200	341,309
Maxscend Microelectronics Co., Ltd. Class A	11,700	1,027,502
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	242,960	423,716
Meitu, Inc. (a)(c)	330,000	61,286
Meituan Class B (a)	2,632,000	100,000,284
Metallurgical Corp. of China, Ltd. Class H	1,174,000	207,430
Microport Scientific Corp. (b)	346,660	1,875,505
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	474,328
Ming Yang Smart Energy Group, Ltd. Class A	3,700	10,810
Minth Group, Ltd.	212,000	1,118,257
MLS Co., Ltd. Class A	49,748	111,723
MMG, Ltd. (a)	1,120,000	486,778
MOBI Development Co., Ltd.	1,005,000	76,472
Momo, Inc. ADR	88,409	1,234,190

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Montnets Cloud Technology Group Co., Ltd. Class A (a)	235,300	$515,392
Muyuan Foods Co., Ltd. Class A	230,460	2,735,020
MYS Group Co., Ltd. Class A	237,600	146,291
NanJi E-Commerce Co., Ltd. Class A	412,300	868,180
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	4,810	26,010
Nanjing Panda Electronics Co., Ltd. Class A	146,800	169,246
Nanjing Xinjiekou Department Store Co., Ltd. Class A (a)	103,500	179,386
NARI Technology Co., Ltd. Class A	150,100	613,879
National Agricultural Holdings, Ltd. (a)(b)(d)	72,000	—
NAURA Technology Group Co., Ltd. Class A	30,200	840,179
NavInfo Co., Ltd. Class A	137,000	300,923
NetEase, Inc. ADR	258,645	24,770,432
New China Life Insurance Co., Ltd. Class H	602,000	2,348,575
New Hope Liuhe Co., Ltd. Class A	329,700	1,136,783
New Oriental Education & Technology Group, Inc. ADR (a)	97,982	18,206,035
Newater Technology, Inc. (a)(b)	20,026	65,886
Newland Digital Technology Co., Ltd. Class A	312,420	734,806
Ninestar Corp. Class A	26,600	109,444
Ningbo Construction Co., Ltd. Class A	337,500	207,280
Ningbo Jifeng Auto Parts Co., Ltd. Class A	231,400	268,562
Ningbo Tuopu Group Co., Ltd. Class A	55,200	326,528
Ningbo Xusheng Auto Technology Co., Ltd. Class A (a)	27,200	131,004
NIO, Inc. ADR (a)	691,546	33,705,952
Noah Holdings, Ltd. ADR (a)	10,887	520,507
Nongfu Spring Co., Ltd. Class H (a)	806,600	5,711,013
Northeast Securities Co., Ltd. Class A	124,400	188,037
Offcn Education Technology Co., Ltd. Class A	40,300	217,918
OFILM Group Co., Ltd. Class A	117,900	239,188
OneConnect Financial Technology Co., Ltd. ADR (a)(b)	12,838	253,037
Security Description	Shares	Value
Oppein Home Group, Inc. Class A	18,620	$385,489
Orient Securities Co., Ltd. Class A	245,500	439,483
Ourgame International Holdings, Ltd. (a)	65,000	4,191
Ourpalm Co., Ltd. Class A (a)	88,800	69,846
Ozner Water International Holding, Ltd. (a)(c)	738,000	8,566
Pacific Online, Ltd. (b)	64,000	10,317
Pacific Securities Co., Ltd. Class A (a)	654,400	410,974
Parkson Retail Group, Ltd. (a)	1,290,000	44,920
PCI-Suntek Technology Co., Ltd. Class A	11,100	12,968
Peijia Medical, Ltd. (a)(c)	67,000	243,673
People's Insurance Co. Group of China, Ltd. Class A	355,800	359,817
People's Insurance Co. Group of China, Ltd. Class H	4,760,000	1,510,166
Perfect World Co., Ltd. Class A	241,850	1,098,193
PetroChina Co., Ltd. Class H	17,964,627	5,560,477
Pharmaron Beijing Co., Ltd. Class A	73,600	1,364,001
PICC Property & Casualty Co., Ltd. Class H	6,406,621	4,850,089
Pinduoduo, Inc. ADR (a)	226,197	40,188,421
Ping An Bank Co., Ltd. Class A	616,900	1,836,461
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	353,500	4,285,484
Ping An Insurance Group Co. of China, Ltd. Class A	371,930	4,979,562
Ping An Insurance Group Co. of China, Ltd. Class H	3,946,420	48,351,451
PNC Process Systems Co., Ltd. Class A	35,346	213,926
Poly Culture Group Corp., Ltd. Class H	7,200	3,863
Poly Developments and Holdings Group Co., Ltd. Class A	394,200	959,917
Poly Property Group Co., Ltd.	1,128,000	330,231
Postal Savings Bank of China Co., Ltd. Class H (c)	1,541,000	870,481
Prosperous Future Holdings, Ltd. (a)	415,000	4,549
Puxin, Ltd. ADR (a)	12,692	73,867
PW Medtech Group, Ltd. (a)	68,000	18,855
Qianhe Condiment and Food Co., Ltd. Class A	141,940	816,685
Qingdao Gon Technology Co., Ltd. Class A	109,700	528,858
Qingdao Hanhe Cable Co., Ltd. Class A	612,200	391,068

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Quectel Wireless Solutions Co., Ltd.	7,100	$204,301
Qutoutiao, Inc. ADR (a)(b)	48,878	77,716
Raisecom Technology Co., Ltd. Class A	241,900	411,442
Realcan Pharmaceutical Group Co., Ltd. Class A (a)	117,300	94,430
ReneSola, Ltd. ADR (a)(b)	19,553	223,491
Richinfo Technology Co., Ltd. Class A	28,100	80,105
Risen Energy Co., Ltd. Class A	47,500	210,789
Rongan Property Co., Ltd. Class A	445,600	198,909
Rongsheng Petro Chemical Co., Ltd. Class A	242,000	1,028,472
Sai Micro Electronics, Inc. Class A	26,100	95,696
SAIC Motor Corp., Ltd. Class A	246,600	927,694
Sailun Group Co., Ltd. Class A	730,400	679,060
Sanan Optoelectronics Co., Ltd. Class A	228,000	947,916
Sangfor Technologies, Inc. Class A	19,261	735,290
Sany Heavy Industry Co., Ltd. Class A	459,100	2,471,938
SDIC Capital Co., Ltd. Class A	380,585	810,185
SDIC Power Holdings Co., Ltd. Class A	233,700	310,801
Sealand Securities Co., Ltd. Class A	746,940	673,742
Seazen Group, Ltd. (a)	90,000	74,866
Seazen Holdings Co., Ltd. Class A	31,600	169,415
SF Holding Co., Ltd. Class A	171,600	2,330,473
SG Micro Corp. Class A	12,150	493,357
Shaanxi Construction Machinery Co., Ltd. Class A (a)	102,300	194,470
Shaanxi International Trust Co., Ltd. Class A	500,200	290,266
Shandong Airlines Co., Ltd. Class B (a)	5,800	4,578
Shandong Chenming Paper Holdings, Ltd. Class B	317,900	116,847
Shandong Dawn Polymer Co., Ltd. Class A	27,200	107,768
Shandong Gold Mining Co., Ltd. Class A	341,780	1,242,616
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	213,700	975,303
Shandong Humon Smelting Co., Ltd. Class A	100,000	199,949
Security Description	Shares	Value
Shandong Linglong Tyre Co., Ltd. Class A	97,900	$529,987
Shandong Pharmaceutical Glass Co., Ltd. Class A	18,364	141,758
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	980,000	2,214,332
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	269,892	389,676
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	137,540	236,056
Shanghai 2345 Network Holding Group Co., Ltd. Class A	608,200	211,576
Shanghai AtHub Co., Ltd. Class A	78,100	722,617
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	99,800	1,602,078
Shanghai Baosight Software Co., Ltd. Class A	87,777	931,997
Shanghai Baosight Software Co., Ltd. Class B	626,428	2,547,683
Shanghai Belling Co., Ltd. Class A	98,500	212,566
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	1,816,520	819,251
Shanghai Daimay Automotive Interior Co., Ltd. Class A	157,595	692,563
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	369,700	235,592
Shanghai Diesel Engine Co., Ltd. Class B	326,740	141,805
Shanghai East China Computer Co., Ltd. Class A	99,900	414,107
Shanghai Electric Group Co., Ltd. Class H (a)	4,848,077	1,488,090
Shanghai Environment Group Co., Ltd. Class A	108,200	181,537
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A (a)	98,100	348,510
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	160,900	1,337,149
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	160,072
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	80,000	144,444
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (b)	8,000	3,931

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Shanghai Fullhan Microelectronics Co., Ltd. Class A	11,500	$213,338
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	1,144,548	314,751
Shanghai Henlius Biotech, Inc. Class H (a)(c)	17,400	105,358
Shanghai Huayi Group Co., Ltd. Class B	226,500	104,417
Shanghai Industrial Development Co., Ltd. Class A	312,400	236,104
Shanghai Industrial Urban Development Group, Ltd.	26,000	2,750
Shanghai International Airport Co., Ltd. Class A	107,100	1,247,287
Shanghai International Port Group Co., Ltd. Class A	858,900	604,184
Shanghai Jin Jiang Capital Co., Ltd. Class H	28,000	4,297
Shanghai Jinjiang International Hotels Co., Ltd. Class B	262,100	513,716
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	999,874	668,916
Shanghai Jinjiang International Travel Co., Ltd. Class B	509,000	826,107
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	856,466	786,236
Shanghai Kelai Mechatronics Engineering Co., Ltd. Class A	21,100	152,486
Shanghai Liangxin Electrical Co., Ltd. Class A	34,600	163,183
Shanghai Lingang Holdings Corp., Ltd. Class B	221,500	286,621
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	2,069,572	1,040,995
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	96,900	159,595
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	584,568	457,132
Shanghai M&G Stationery, Inc. Class A	109,981	1,499,222
Shanghai Maling Aquarius Co., Ltd. Class A	119,800	189,750
Shanghai Moons' Electric Co., Ltd. Class A	243,116	583,031
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	223,300	659,934
Security Description	Shares	Value
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	240,600	$423,866
Shanghai Phichem Material Co., Ltd. Class A (a)	43,000	117,550
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (a)	1,306,580	659,823
Shanghai Prime Machinery Co., Ltd. Class H	136,000	27,186
Shanghai Pudong Development Bank Co., Ltd. Class A	898,200	1,338,317
Shanghai Putailai New Energy Technology Co., Ltd. Class A	10,500	181,647
Shanghai RAAS Blood Products Co., Ltd. Class A	341,600	389,099
Shanghai Runda Medical Technology Co., Ltd. Class A (a)	145,500	250,389
Shanghai Shenda Co., Ltd. Class A	223,700	137,388
Shanghai Shibei Hi-Tech Co., Ltd. Class B	445,600	151,058
Shanghai Sinyang Semiconductor Materials Co., Ltd. Class A	30,400	230,644
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	88,800	190,950
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	111,200	102,304
Shanghai Wanye Enterprises Co., Ltd. Class A (a)	130,340	404,664
Shanghai Weaver Network Co., Ltd. Class A	118,300	1,838,419
Shanghai Yaoji Technology Co., Ltd. Class A	33,500	126,541
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	342,088	468,112
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	102,400	268,584
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	478,500	320,392
Shanxi Meijin Energy Co., Ltd. Class A (a)	228,700	235,154
Shanxi Securities Co., Ltd. Class A	160,030	220,463
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	31,200	1,802,321
Shengda Resources Co., Ltd. Class A	106,500	260,978
Shengjing Bank Co., Ltd. Class H (a)(c)	575,800	536,899
Shengyi Technology Co., Ltd. Class A	237,700	1,030,321

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Shennan Circuits Co., Ltd. Class A	23,660	$393,541
Shenwan Hongyuan Group Co., Ltd. Class A	490,600	398,724
Shenzhen Agricultural Products Group Co., Ltd. Class A	463,800	503,304
Shenzhen Anche Technologies Co., Ltd. Class A	12,100	76,139
Shenzhen Das Intellitech Co., Ltd. Class A	869,437	479,106
Shenzhen Desay Battery Technology Co. Class A	32,600	339,215
Shenzhen Envicool Technology Co., Ltd. Class A	31,900	85,929
Shenzhen Expressway Co., Ltd. Class H	2,386,482	2,246,796
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	333,800	486,058
Shenzhen Gongjin Electronics Co., Ltd. Class A	250,400	399,305
Shenzhen Goodix Technology Co., Ltd. Class A	19,400	464,496
Shenzhen H&T Intelligent Control Co., Ltd. Class A	235,000	624,699
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	139,400	369,493
Shenzhen Infogem Technologies Co., Ltd. Class A (a)	33,600	95,628
Shenzhen Inovance Technology Co., Ltd. Class A	21,300	305,895
Shenzhen International Holdings, Ltd.	656,093	1,059,381
Shenzhen Investment, Ltd.	2,416,326	828,934
Shenzhen Jinjia Group Co., Ltd. Class A	217,300	308,725
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	160,700	130,605
Shenzhen Kaifa Technology Co., Ltd. Class A	143,500	419,899
Shenzhen Kangtai Biological Products Co., Ltd. Class A	37,400	1,004,564
Shenzhen Kedali Industry Co., Ltd. Class A	17,100	247,394
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	124,300	310,145
Shenzhen Kinwong Electronic Co., Ltd. Class A	21,420	99,407
Shenzhen Megmeet Electrical Co., Ltd. Class A	110,800	580,891
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	52,722	3,457,101
Security Description	Shares	Value
Shenzhen MTC Co., Ltd. Class A (a)	1,257,200	$1,199,794
Shenzhen Nanshan Power Co., Ltd. Class B	1,223,471	637,467
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	979,762	604,749
Shenzhen SC New Energy Technology Corp. Class A	34,501	773,221
Shenzhen SDG Information Co., Ltd. Class A	206,100	292,178
Shenzhen SEG Co., Ltd. Class B	439,285	130,870
Shenzhen Sunlord Electronics Co., Ltd. Class A	97,600	368,367
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	78,683
Shenzhen Sunway Communication Co., Ltd. Class A	22,200	122,607
Shenzhen Tagen Group Co., Ltd. Class A	231,200	211,390
Shenzhen Tellus Holding Co., Ltd. Class A	33,000	85,844
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	124,400	160,080
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	34,400	162,134
Shenzhen Zhilai Sci and Tech Co., Ltd. Class A	19,213	83,871
Shenzhou International Group Holdings, Ltd.	357,500	7,008,131
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	254,000	242,402
Shinva Medical Instrument Co., Ltd. Class A	193,600	423,756
Shoucheng Holdings, Ltd.	720,400	204,399
Shouhang High-Tech Energy Co., Ltd. Class A (a)	339,400	111,276
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	731,100	159,800
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	26,500	79,296
Sichuan Swellfun Co., Ltd. Class A	16,500	210,852
Sieyuan Electric Co., Ltd. Class A	113,300	349,842
Silergy Corp.	11,074	949,831
Silver Grant International Industries, Ltd. (a)	142,000	16,665
SINA Corp. (a)	70,504	2,987,960
Sino Wealth Electronic, Ltd. Class A	24,700	123,868

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Sinocare, Inc. Class A	35,100	$193,420
Sinofert Holdings, Ltd.	130,000	12,742
Sinoma Science & Technology Co., Ltd. Class A	389,800	1,450,804
SinoMedia Holding, Ltd. (b)	65,000	7,712
Sino-Ocean Group Holding, Ltd.	4,817,980	963,118
Sinopec Oilfield Service Corp. Class H (a)(b)	148,000	11,643
Sinopec Shanghai Petrochemical Co., Ltd. Class H	4,828,600	1,027,514
Sinopharm Group Co., Ltd. Class H	937,600	2,280,562
Sino-Platinum Metals Co., Ltd. Class A	93,800	371,784
Sinosoft Technology Group, Ltd. (a)	1,093,600	211,559
Sinotrans, Ltd. Class H	5,715,300	2,078,599
Sinotruk Hong Kong, Ltd.	110,500	282,170
Sinovac Biotech, Ltd. (a)(b)	63,289	409,480
SITC International Holdings Co., Ltd.	648,000	1,398,985
Skshu Paint Co., Ltd. Class A	92,280	2,151,943
Skyworth Digital Co., Ltd. Class A	335,900	413,112
Smoore International Holdings, Ltd. (a)(c)	923,000	7,124,403
SOHO China, Ltd. (a)(b)	547,500	163,109
Sohu.com, Ltd. ADR (a)	7,660	122,100
SooChow Securities Co., Ltd. Class A	161,230	244,700
Sou Yu Te Group Co., Ltd. Class A (a)	479,700	165,397
Southwest Securities Co., Ltd. Class A	521,500	431,864
SPT Energy Group, Inc. (a)	20,000	709
STO Express Co., Ltd. Class A	128,579	199,499
Sun Art Retail Group, Ltd. (b)	1,171,500	1,190,560
Sunac China Holdings, Ltd.	1,315,000	4,858,844
Sungrow Power Supply Co., Ltd. Class A	106,600	1,186,003
Suning Universal Co., Ltd. Class A	329,800	174,123
Suning.com Co., Ltd. Class A	261,300	310,102
Sunny Optical Technology Group Co., Ltd.	462,700	10,126,607
Sunward Intelligent Equipment Co., Ltd. Class A	220,000	269,554
Sunwoda Electronic Co., Ltd. Class A	74,400	351,693
Suzhou Anjie Technology Co., Ltd. Class A (a)	117,100	310,565
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (a)	139,000	99,918
Security Description	Shares	Value
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	138,400	$553,885
Suzhou Good-Ark Electronics Co., Ltd. Class A	69,881	110,792
Suzhou Maxwell Technologies Co., Ltd. Class A	3,000	312,627
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,500	88,429
Synertone Communication Corp. (a)	10,880	335
Taiji Computer Corp., Ltd. Class A	127,836	513,772
TAL Education Group ADR (a)	238,820	17,078,018
Tangrenshen Group Co., Ltd. Class A	232,000	283,186
Tangshan Jidong Cement Co., Ltd. Class A	132,900	289,462
TCL Electronics Holdings, Ltd.	52,000	38,964
TCL Technology Group Corp Class A	842,200	917,823
Tech-Bank Food Co., Ltd. Class A (a)	231,700	520,702
Tencent Holdings, Ltd.	3,699,459	269,091,468
Tencent Music Entertainment Group ADR (a)	229,646	4,418,389
Thunder Software Technology Co., Ltd. Class A	19,500	351,181
Tian Ge Interactive Holdings, Ltd. (a)(c)	70,000	8,215
Tianfeng Securities Co., Ltd. Class A	483,130	453,633
Tiangong International Co., Ltd.	138,000	61,580
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	23,800	152,582
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	131,700	137,241
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	224,900	882,755
Tianli Education International Holdings, Ltd. (b)	113,000	118,919
Tianma Microelectronics Co., Ltd. Class A	98,600	223,710
Tianneng Power International, Ltd. (b)	258,000	622,220
Tianshui Huatian Technology Co., Ltd. Class A	165,200	346,336
Tingyi Cayman Islands Holding Corp.	2,017,448	3,444,871
Titan Wind Energy Suzhou Co., Ltd. Class A	491,700	637,269

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	$6,255
Tongcheng-Elong Holdings, Ltd. (a)	211,200	408,571
Tongding Interconnection Information Co., Ltd. Class A (a)	219,042	137,562
TongFu Microelectronics Co., Ltd. Class A (a)	88,544	344,000
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	88,600	182,474
Tongwei Co., Ltd. Class A	270,600	1,601,112
Tongyu Communication, Inc. Class A	113,463	315,240
Topchoice Medical Corp. Class A (a)	29,500	1,255,623
Topsec Technologies Group, Inc. Class A (a)	214,800	694,658
Transfar Zhilian Co., Ltd. Class A	129,700	94,031
TravelSky Technology, Ltd. Class H	1,213,514	2,926,638
Trigiant Group, Ltd. (a)	22,000	2,185
Trip.com Group, Ltd. ADR (a)	295,162	9,955,814
Tsingtao Brewery Co., Ltd. Class A	208,700	3,193,150
Tsingtao Brewery Co., Ltd. Class H	274,000	2,869,387
UE Furniture Co., Ltd. Class A	382,487	781,853
Unigroup Guoxin Microelectronics Co., Ltd. Class A	38,400	790,916
Uni-President China Holdings, Ltd.	72,000	73,264
Unisplendour Corp., Ltd. Class A	149,776	471,461
Universal Health International Group Holding, Ltd. (a)	6,900	360
Universal Scientific Industrial Shanghai Co., Ltd. Class A	128,300	381,939
Up Fintech Holding, Ltd. ADR (a)(b)	37,666	299,068
Uxin, Ltd. ADR (a)(b)	40,350	35,205
V1 Group, Ltd. (a)	2,106,200	78,774
Valiant Co., Ltd. Class A	246,300	825,341
Vatti Corp., Ltd. Class A	117,800	160,109
Venus MedTech Hangzhou, Inc. Class H (a)(c)	35,000	356,823
Vipshop Holdings, Ltd. ADR (a)	252,234	7,090,298
Visionox Technology, Inc. Class A (a)	101,500	178,107
Visual China Group Co., Ltd. Class A	130,700	261,535
Viva Biotech Holdings (c)	286,500	337,717
Security Description	Shares	Value
Walvax Biotechnology Co., Ltd. Class A	102,100	$606,001
Wangfujing Group Co., Ltd. Class A	32,500	162,984
Wangneng Environment Co., Ltd. Class A	113,810	278,891
Wanhua Chemical Group Co., Ltd. Class A	121,900	1,708,231
Want Want China Holdings, Ltd.	7,160,000	5,180,343
Wasu Media Holding Co., Ltd. Class A	208,500	274,720
Weibo Corp. ADR (a)(b)	27,674	1,134,357
Weichai Power Co., Ltd. Class A	1,326,263	3,223,460
Weichai Power Co., Ltd. Class H	313,000	628,111
Weimob, Inc. (a)(b)(c)	913,000	1,641,407
West China Cement, Ltd.	2,266,000	336,078
Westone Information Industry, Inc. Class A	27,100	69,662
Will Semiconductor Co., Ltd. Class A	34,766	1,236,702
Wingtech Technology Co., Ltd. Class A	73,972	1,127,231
Winning Health Technology Group Co., Ltd. Class A	177,600	478,400
Wisdom Sports Group (a)	50,000	2,644
Wolong Electric Group Co., Ltd. Class A	124,300	298,474
Wuhan DR Laser Technology Corp., Ltd. Class A	13,160	304,254
Wuhan Guide Infrared Co., Ltd. Class A	246,210	1,582,241
Wuhan Jingce Electronic Group Co., Ltd. Class A	13,700	115,856
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	249,630	1,199,995
Wuliangye Yibin Co., Ltd. Class A	227,900	10,237,987
WUS Printed Circuit Kunshan Co., Ltd. Class A	137,200	396,818
WuXi AppTec Co., Ltd. Class A	204,480	4,240,269
WuXi AppTec Co., Ltd. Class H (b)(c)	77,500	1,517,246
Wuxi Biologics Cayman, Inc. (a)(c)	1,804,500	23,923,935
Wuxi Boton Technology Co., Ltd. Class A	33,900	101,335
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	29,972	387,484
Wuxi Shangji Automation Co., Ltd. Class A	21,200	451,793

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Wuxi Taiji Industry Co., Ltd. Class A	101,000	$146,914
XD, Inc. (a)	76,200	460,413
Xiamen Hongxin Electron-Tech Co., Ltd. Class A	44,600	108,537
Xiamen International Port Co., Ltd. Class H	26,000	3,823
Xiamen Jihong Technology Co., Ltd. Class A	27,000	133,989
Xiamen Kingdomway Group Co. Class A	100,600	536,862
Xiangpiaopiao Food Co., Ltd. Class A	3,700	12,040
Xiaomi Corp. Class B (a)(c)	8,549,200	36,605,485
Xilinmen Furniture Co., Ltd. Class A	108,900	323,851
Xinchen China Power Holdings, Ltd. (a)(b)	657,000	39,824
Xinhua Winshare Publishing and Media Co., Ltd. Class A	155,620	217,741
Xinhuanet Co., Ltd. Class A	80,200	234,552
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	485,900	1,065,792
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	16,260	32,672
Xinjiang Tianshan Cement Co., Ltd. Class A	118,700	275,891
Xinyangfeng Agricultural Technology Co., Ltd. Class A	272,600	671,361
Xinyi Solar Holdings, Ltd.	2,536,414	6,624,114
XPeng, Inc. ADR (a)	63,100	2,702,573
Yadea Group Holdings, Ltd. (c)	620,000	1,280,964
YaGuang Technology Group Co., Ltd. Class A	36,200	69,651
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (c)	6,500	8,685
Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	41,000	280,332
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	316,812	970,920
Yantai Eddie Precision Machinery Co., Ltd. Class A	182,078	1,932,143
Yantai Tayho Advanced Materials Co., Ltd. Class A (a)	215,800	507,890
Yanzhou Coal Mining Co., Ltd. Class H	2,102,000	1,680,765
Yealink Network Technology Corp., Ltd. Class A	18,545	208,725
Security Description	Shares	Value
Yestar Healthcare Holdings Co., Ltd. (a)	22,500	$3,482
YGSOFT, Inc. Class A	477,107	632,309
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	74,000	84,270
Yifeng Pharmacy Chain Co., Ltd. Class A	47,480	659,143
Yihai International Holding, Ltd. (a)	250,000	3,707,835
Yijiahe Technology Co., Ltd. Class A	15,372	226,889
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	173,814
Yonghui Superstores Co., Ltd. Class A	467,800	517,006
Yonyou Network Technology Co., Ltd. Class A	286,470	1,934,449
Yotrio Group Co., Ltd. Class A	699,430	417,721
Youzu Interactive Co., Ltd. Class A	148,500	300,810
YTO Express Group Co., Ltd. Class A	241,400	427,313
Yuexiu Property Co., Ltd.	9,506,000	1,912,516
Yuexiu Transport Infrastructure, Ltd.	1,258	857
Yum China Holdings, Inc.	231,771	13,231,806
Yunda Holding Co., Ltd. Class A	267,288	645,936
Yunnan Baiyao Group Co., Ltd. Class A	19,400	339,227
Yunnan Energy New Material Co., Ltd. Class A	18,383	401,182
Yusys Technologies Co., Ltd. Class A	17,700	92,442
Zai Lab, Ltd. ADR (a)	42,441	5,743,965
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	13,700	564,120
Zhaojin Mining Industry Co., Ltd. Class H	36,500	43,449
Zhefu Holding Group Co., Ltd. Class A	1,042,400	722,034
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	254,100	278,090
Zhejiang Chint Electrics Co., Ltd. Class A	32,900	198,312
Zhejiang Communications Technology Co., Ltd.	228,000	182,143
Zhejiang Crystal-Optech Co., Ltd. Class A	234,700	418,704
Zhejiang Dahua Technology Co., Ltd. Class A	108,600	332,487
Zhejiang Dingli Machinery Co., Ltd. Class A	35,000	545,150
Zhejiang Expressway Co., Ltd. Class H	3,572,744	3,018,046

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Zhejiang Hangmin Co., Ltd. Class A	478,975	$422,453
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	169,500	221,768
Zhejiang Huafeng Spandex Co., Ltd. Class A	972,400	1,510,242
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	31,500	163,933
Zhejiang Huayou Cobalt Co., Ltd. Class A (a)	28,700	350,321
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	103,000	146,494
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	14,800	175,983
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	115,500	534,774
Zhejiang Jingu Co., Ltd. Class A (a)	252,100	235,544
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	109,300	167,231
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	229,300	112,591
Zhejiang Juhua Co., Ltd. Class A	226,100	282,249
Zhejiang Longsheng Group Co., Ltd. Class A	146,600	307,342
Zhejiang Meida Industrial Co., Ltd. Class A	103,100	252,805
Zhejiang NHU Co., Ltd. Class A	113,900	590,482
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	254,724	234,075
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	69,055	262,013
Zhejiang Satellite Petrochemical Co., Ltd. Class A	110,000	442,259
Zhejiang Semir Garment Co., Ltd. Class A	116,600	179,836
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	14,697	148,923
Zhejiang Supor Co., Ltd. Class A	24,277	291,437
Zhejiang Tianyu Pharmaceutical Co., Ltd. Class A	9,200	132,407
Zhejiang Weiming Environment Protection Co., Ltd. Class A	194,370	566,357
Security Description	Shares	Value
Zhejiang Weixing New Building Materials Co., Ltd. Class A	96,200	$276,903
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	134,800	277,209
Zhejiang Yasha Decoration Co., Ltd. Class A	797,525	913,330
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	232,839	394,955
Zheshang Securities Co., Ltd. Class A	119,400	281,194
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	89,100	415,977
Zhongfu Information, Inc. Class A	21,600	163,181
Zhongji Innolight Co., Ltd. Class A	14,400	112,733
Zhongjin Gold Corp., Ltd. Class A	119,300	161,781
Zhongsheng Group Holdings, Ltd.	193,000	1,375,220
Zhuzhou CRRC Times Electric Co., Ltd. Class H	599,700	2,614,167
Zijin Mining Group Co., Ltd. Class H	6,261,000	7,089,585
ZJBC Information Technology Co., Ltd. Class A (a)	290,100	235,772
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	1,074,000	1,636,628
ZTE Corp. Class H (b)	979,945	2,464,444
ZTO Express Cayman, Inc. ADR	368,318	10,740,153
		2,188,261,017
COLOMBIA — 0.3%
Banco Davivienda SA Preference Shares	213,976	2,277,072
Banco de Bogota SA	39,719	877,871
Bancolombia SA ADR	71,965	2,891,554
Bancolombia SA	198,801	2,033,053
Bolsa de Valores de Colombia	171,460	595,511
Celsia SA ESP	98,761	136,802
Cementos Argos SA	138,970	251,085
Cementos Argos SA Preference Shares	152,388	200,481
Constructora Conconcreto SA (a)	135,265	17,360
Corp. Financiera Colombiana SA (a)	71,900	681,058
Ecopetrol SA	1,914,051	1,256,262
Empresa de Telecomunicaciones de Bogota (a)	3,391,780	215,178
Grupo Argos SA Preference Shares	156,046	479,019

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Grupo Argos SA	48,001	$195,063
Grupo Aval Acciones y Valores SA	2,391,510	807,541
Grupo de Inversiones Suramericana SA Preference Shares	78,155	502,678
Grupo de Inversiones Suramericana SA	77,723	574,430
Grupo Nutresa SA	72,437	508,255
Interconexion Electrica SA ESP	290,104	2,179,703
		16,679,976
CZECH REPUBLIC — 0.2%
CEZ A/S	261,486	6,274,080
Komercni banka A/S (a)	138,144	4,228,553
		10,502,633
EGYPT — 0.2%
Commercial International Bank Egypt SAE	1,631,152	6,137,818
Egypt Kuwait Holding Co. SAE	974,618	987,288
Egyptian Financial Group-Hermes Holding Co. (a)	1,352,384	1,257,812
Orascom Investment Holding (a)	102,728	3,631
Qalaa Holdings SAE (a)	688,628	62,909
		8,449,458
GREECE — 0.2%
Alpha Bank AE (a)	564,350	658,885
Diana Shipping, Inc. (a)	4,959	9,571
Ellaktor SA (a)	369	779
Eurobank Ergasias Services and Holdings SA Class A (a)	2,330,561	1,649,911
FF Group (a)(d)	5,627	—
Fourlis Holdings SA (a)	176	861
Frigoglass SAIC (a)	44	6
GasLog, Ltd. (b)	20,569	76,517
GEK Terna Holding Real Estate Construction SA (a)	30,475	293,827
Hellenic Exchanges - Athens Stock Exchange SA	160,496	764,880
Hellenic Telecommunications Organization SA	134,123	2,162,919
Holding Co. ADMIE IPTO SA	5,807	18,793
Intralot SA-Integrated Lottery Systems & Services (a)	1,508,566	286,100
JUMBO SA	55,022	956,648
LAMDA Development SA (a)	18,972	164,814
Marfin Investment Group Holdings SA (a)	1,757,576	61,289
Mytilineos SA	181	2,635
National Bank of Greece SA (a)	232,273	642,571
OPAP SA	188,310	2,522,953
Security Description	Shares	Value
Piraeus Bank SA (a)	227,153	$361,313
Public Power Corp. SA (a)	36,899	335,448
Safe Bulkers, Inc. (a)(b)	100,863	131,122
Sarantis SA	19,570	223,885
Star Bulk Carriers Corp.	40,556	358,109
Terna Energy SA	215	3,472
		11,687,308
HONG KONG — 0.8%
AGTech Holdings, Ltd. (a)	56,000	2,058
Alibaba Pictures Group, Ltd. (a)(b)	11,942,400	1,478,582
Asian Citrus Holdings, Ltd. (a)(b)	51,000	1,013
CA Cultural Technology Group, Ltd. (a)(b)	65,000	20,287
Camsing International Holding, Ltd. (a)(b)(d)	106,000	7,929
Chia Tai Enterprises International, Ltd. (a)	2,300	412
China Ding Yi Feng Holdings, Ltd. (a)	488,000	135,313
China Fiber Optic Network System Group, Ltd. (a)(d)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	10,978
China Financial Leasing Group, Ltd. (a)	80,000	753
China High Speed Transmission Equipment Group Co., Ltd.	1,082,000	1,060,531
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	310,600	—
China Jicheng Holdings, Ltd. (a)(c)	1,123	36
China National Culture Group, Ltd. (a)	23,000	650
China NT Pharma Group Co., Ltd. (a)	1,645,662	25,469
China Oil & Gas Group, Ltd. (a)	132,000	7,235
China Public Procurement, Ltd.	480	13
China Vanguard You Champion Holdings, Ltd. (a)	70,000	1,715
Chongsing Holdings,Ltd. (a)(d)	2,281,618	1,766
Citychamp Watch & Jewellery Group, Ltd. (a)	2,260,000	498,411
Comba Telecom Systems Holdings, Ltd. (b)	146,117	42,588
Concord New Energy Group, Ltd.	120,000	7,274
CP Pokphand Co., Ltd.	4,706,000	449,124
Digital China Holdings, Ltd. (b)	1,139,000	934,251
Eternity Investment, Ltd. (a)	40,574	1,010

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Feiyu Technology International Co., Ltd. (a)(c)	19,500	$453
First Shanghai Investments, Ltd. (a)	40,000	1,677
Fullshare Holdings, Ltd. (a)	3,584,500	87,834
GCL-Poly Energy Holdings, Ltd. (a)(b)	7,152,000	1,134,528
Ground International Development, Ltd. (a)	3,255,000	209,896
Guotai Junan International Holdings, Ltd. (b)	1,192,000	159,879
Hengdeli Holdings, Ltd. (a)	14,373,600	593,196
Hi Sun Technology China, Ltd. (a)	225,000	29,308
Huabao International Holdings, Ltd. (b)	978,000	1,347,078
Huayi Tencent Entertainment Co., Ltd. (a)	110,000	2,766
Imperial Pacific International Holdings, Ltd. (a)	21,570,000	27,818
JS Global Lifestyle Co., Ltd. (c)	548,000	1,058,705
Kingboard Laminates Holdings, Ltd.	602,000	982,908
Life Healthcare Group Ltd/HK (a)	8,800	159
Millennium Pacific Group Holdings, Ltd.	4,500	28
Neo Telemedia, Ltd. (a)	8,000,000	206,349
NetDragon Websoft Holdings, Ltd.	34,500	77,331
New Provenance Everlasting Holdings, Ltd. (a)	5,858,030	7,555
NewOcean Energy Holdings, Ltd. (a)(b)	22,000	1,986
Nine Dragons Paper Holdings, Ltd.	2,295,000	3,255,802
Pou Sheng International Holdings, Ltd. (a)	1,188,000	281,914
Real Nutriceutical Group, Ltd. (a)(d)	199,000	2,566
Shenwan Hongyuan HK, Ltd.	10,000	1,316
Shimao Group Holdings, Ltd.	1,219,220	3,883,843
SIM Technology Group, Ltd. (a)	4,096,000	187,530
Sino Biopharmaceutical, Ltd.	7,755,000	7,501,112
Skyworth Group, Ltd. (a)	1,013,992	282,469
Solargiga Energy Holdings, Ltd. (a)	5,421,000	209,741
Solartech International Holdings, Ltd. (a)	1,000,000	8,254
SSY Group, Ltd.	199,740	113,345
Suncorp Technologies, Ltd. (a)	242,500	2,627
Tech Pro Technology Development, Ltd. (a)(b)(d)	484,000	—
Security Description	Shares	Value
Tibet Water Resources, Ltd. (a)	67,000	$7,086
United Energy Group, Ltd. (a)	4,986,000	983,844
United Laboratories International Holdings, Ltd.	168,000	119,167
Vision Values Holdings, Ltd. (a)	90,000	3,598
Wanda Hotel Development Co., Ltd. (a)	726,000	28,557
Wasion Holdings, Ltd.	24,000	7,057
WH Group, Ltd. (c)	6,015,500	5,042,753
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	4,534
Xinyi Glass Holdings, Ltd.	2,312,000	6,455,477
Yip's Chemical Holdings, Ltd.	10,000	3,817
		39,003,261
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC (a)	492,352	3,637,575
OTP Bank Nyrt (a)	178,202	8,031,768
Richter Gedeon Nyrt	165,238	4,147,391
		15,816,734
INDIA — 12.2%
Aarti Drugs, Ltd.	11,404	110,056
Aarti Industries, Ltd.	45,004	760,542
Aavas Financiers, Ltd. (a)	13,267	307,864
Adani Enterprises, Ltd.	151,431	993,858
Adani Gas, Ltd.	140,347	721,447
Adani Green Energy, Ltd. (a)	254,897	3,672,010
Adani Ports & Special Economic Zone, Ltd.	483,768	3,202,830
Adani Power, Ltd. (a)	590,272	402,307
Adani Transmission, Ltd. (a)	167,902	1,005,332
Aditya Birla Capital, Ltd. GDR (a)	285	331
Aditya Birla Fashion and Retail, Ltd. (a)(e)	158,989	360,332
Aditya Birla Fashion and Retail, Ltd. (a)(e)	17,599	24,941
AIA Engineering, Ltd.	15,466	417,905
Ajanta Pharma, Ltd.	5,353	119,650
Alembic Pharmaceuticals, Ltd.	16,639	235,406
Alkem Laboratories, Ltd.	4,591	183,860
Alok Industries, Ltd. (a)	1,702,208	542,806
Ambuja Cements, Ltd.	72,181	245,831
Amtek Auto, Ltd. (a)(d)	25,821	—
Anant Raj Global, Ltd. (a)	901,319	279,397
Anant Raj, Ltd.	916,573	339,948
APL Apollo Tubes, Ltd. (a)	37,050	447,739
Apollo Hospitals Enterprise, Ltd.	90,182	2,977,947
Ashok Leyland, Ltd.	698,712	912,746
Asian Paints, Ltd.	248,220	9,391,374
Astral Poly Technik, Ltd.	8,908	217,356

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
AstraZeneca Pharma India, Ltd.	34,469	$2,179,070
Atul, Ltd.	6,893	606,599
AU Small Finance Bank, Ltd. (a)(c)	37,014	431,904
Aurobindo Pharma, Ltd.	294,122	3,708,552
Avanti Feeds, Ltd.	24,871	177,919
Avenue Supermarts, Ltd. (a)(c)	91,330	3,454,334
Axis Bank, Ltd. (a)	1,440,296	12,230,221
Azure Power Global, Ltd. (a)	20,035	816,827
Bajaj Auto, Ltd.	50,752	2,392,205
Bajaj Finance, Ltd.	172,595	12,507,956
Bajaj Finserv, Ltd.	27,823	3,391,403
Bajaj Hindusthan Sugar, Ltd. (a)	1,248,583	105,092
Bajaj Holdings & Investment, Ltd.	14,622	615,668
Balkrishna Industries, Ltd.	42,911	966,837
Balrampur Chini Mills, Ltd. (a)	688,325	1,620,309
Bandhan Bank, Ltd. (a)(c)	577,513	3,179,315
BASF India, Ltd.	7,029	156,621
Bata India, Ltd.	5,666	122,494
Bayer CropScience, Ltd.	6,822	508,101
Berger Paints India, Ltd.	99,795	1,037,251
BF Investment, Ltd. (a)	158,937	648,103
Bharat Electronics, Ltd.	166,157	272,769
Bharat Forge, Ltd.	116,674	838,798
Bharat Heavy Electricals, Ltd. (a)	1,759,295	864,388
Bharat Petroleum Corp., Ltd.	335,540	1,750,084
Bharti Airtel, Ltd.	1,762,582	12,295,317
Biocon, Ltd. (a)	330,595	2,105,709
Birlasoft, Ltd. (a)	178,564	603,380
Bombay Dyeing & Manufacturing Co., Ltd.	45,803	49,867
Bosch, Ltd.	1,191	208,402
Britannia Industries, Ltd.	148,854	7,285,784
Cadila Healthcare, Ltd.	82,649	539,267
Can Fin Homes, Ltd.	81,883	559,652
Caplin Point Laboratories, Ltd.	63,731	441,693
CARE Ratings, Ltd.	19,158	137,889
Castrol India, Ltd.	205,833	346,635
CG Power and Industrial Solutions, Ltd. (a)	406,686	249,630
Chalet Hotels, Ltd. (a)	56,696	142,307
Cholamandalam Investment and Finance Co., Ltd.	216,460	1,148,400
Cipla, Ltd.	553,124	6,207,055
City Union Bank, Ltd.	57,597	141,968
Coal India, Ltd.	587,616	1,089,302
Coforge, Ltd.	21,526	796,949
Colgate-Palmolive India, Ltd.	24,047	515,134
Container Corp. Of India, Ltd.	69,348	378,974
CORE Education & Technologies, Ltd. (a)(d)	9,253	—
Security Description	Shares	Value
Coromandel International, Ltd.	45,987	$512,690
CreditAccess Grameen, Ltd. (a)	30,173	312,126
CRISIL, Ltd.	5,221	137,303
Crompton Greaves Consumer Electricals, Ltd.	100,132	521,507
Cummins India, Ltd.	19,333	152,021
Dabur India, Ltd.	352,743	2,577,955
DCB Bank, Ltd. (a)	1,132,265	1,847,916
Deepak Nitrite, Ltd.	80,029	1,031,585
Delta Corp., Ltd.	132,726	291,818
Dewan Housing Finance Corp., Ltd. (a)	494,407	200,287
Dhani Services, Ltd.	129,183	568,676
Dilip Buildcon, Ltd. (c)	14,418	77,489
Dish TV India, Ltd. (a)	211,848	38,851
Dishman Carbogen Amcis, Ltd. (a)	39,724	75,460
Divi's Laboratories, Ltd.	69,391	3,648,589
Dixon Technologies India, Ltd.	3,895	716,900
DLF, Ltd.	156,097	497,447
Dr Lal PathLabs, Ltd. (c)	17,439	550,193
Dr Reddy's Laboratories, Ltd. ADR	110,393	7,869,917
DRC Systems India Pvt, Ltd. (a)	1,045	13,151
Edelweiss Financial Services, Ltd. (a)	247,968	232,637
Educomp Solutions, Ltd. (a)	432,157	22,179
Eicher Motors, Ltd.	71,180	2,465,521
EID Parry India, Ltd. (a)	34,170	160,708
Emami, Ltd.	27,428	159,067
Endurance Technologies, Ltd. (c)	9,026	166,561
EPL ,Ltd.	70,886	244,428
Equitas Holdings, Ltd.	66,246	61,742
Era Infra Engineering, Ltd. (a)(d)	2,941	—
Escorts, Ltd.	41,191	710,537
Exide Industries, Ltd.	74,972	196,235
FDC, Ltd.	151,032	686,457
Federal Bank, Ltd. (a)	331,121	302,265
Fine Organic Industries, Ltd.	5,937	204,958
Finolex Industries, Ltd.	16,794	148,490
Fortis Healthcare, Ltd. (a)	418,450	888,814
Future Lifestyle Fashions, Ltd. (a)	51,702	61,667
Future Retail, Ltd. (a)	134,089	144,425
GAIL India, Ltd.	2,276,207	3,839,498
Gammon India, Ltd. (a)(d)	139,302	1,573
Gateway Distriparks, Ltd.	296,332	494,579
Gitanjali Gems, Ltd. (a)(d)	3,573	—
Glenmark Pharmaceuticals, Ltd.	68,652	463,678

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Godrej Consumer Products, Ltd.	155,849	$1,578,700
Godrej Industries, Ltd. (a)	430,745	2,488,939
Godrej Properties, Ltd. (a)	26,029	510,178
Granules India, Ltd.	319,493	1,539,802
Graphite India, Ltd.	68,339	283,579
Grasim Industries, Ltd. GDR	209	2,654
Grasim Industries, Ltd.	126,656	1,608,345
GTL Infrastructure, Ltd. (a)	2,246,694	23,061
GTL, Ltd. (a)	518,928	43,322
Gujarat Gas, Ltd.	77,022	396,771
Gujarat NRE Coke, Ltd. (a)(d)	25,505	—
Gujarat Pipavav Port, Ltd.	18,493	24,487
Gujarat State Petronet, Ltd.	81,127	246,043
GVK Power & Infrastructure, Ltd. (a)	4,010,552	159,176
Havells India, Ltd.	156,175	1,958,186
HCL Technologies, Ltd.	902,621	11,688,026
HDFC Asset Management Co., Ltd. (c)	7,200	287,537
HDFC Bank, Ltd. (a)	179,434	3,527,164
HDFC Life Insurance Co., Ltd. (a)(c)	491,326	4,548,972
HEG, Ltd.	18,922	239,777
Hemisphere Properties India, Ltd. (a)	123,253	160,334
Hero MotoCorp, Ltd.	136,199	5,797,090
Himadri Speciality Chemical, Ltd.	265,623	159,045
Himatsingka Seide, Ltd.	43,450	81,825
Hindalco Industries, Ltd.	816,071	2,686,637
Hindustan Construction Co., Ltd. (a)	2,979,822	369,075
Hindustan Petroleum Corp., Ltd.	244,815	730,081
Hindustan Unilever, Ltd.	671,993	22,030,205
Honeywell Automation India, Ltd.	716	363,599
Housing Development & Infrastructure, Ltd. (a)	93,913	9,318
Housing Development Finance Corp., Ltd.	1,244,463	43,578,133
ICICI Bank, Ltd. ADR (a)(b)	1,550,830	23,045,334
ICICI Lombard General Insurance Co., Ltd. (a)(c)	124,520	2,591,799
ICICI Prudential Life Insurance Co., Ltd. (a)(c)	135,149	922,696
ICICI Securities, Ltd. (c)	52,865	334,768
IDFC First Bank, Ltd. (a)	187,366	95,007
IFB Industries, Ltd. (a)	9,701	155,139
IIFL Finance, Ltd.	65,571	102,080
IIFL Securities, Ltd.	56,532	37,253
IIFL Wealth Management, Ltd.	6,940	96,106
India Cements, Ltd.	235,583	545,532
Security Description	Shares	Value
Indiabulls Housing Finance, Ltd.	185,844	$560,323
Indiabulls Real Estate, Ltd. (a)	299,391	336,811
IndiaMart InterMesh, Ltd. (c)	2,327	204,052
Indian Energy Exchange, Ltd. (c)	51,094	159,364
Indian Hotels Co., Ltd.	1,101,067	1,809,808
Indian Oil Corp., Ltd.	732,880	912,245
Indian Railway Catering & Tourism Corp., Ltd.	12,284	241,721
Indraprastha Gas, Ltd.	178,950	1,230,308
Indus Towers, Ltd.	490,934	1,544,678
IndusInd Bank, Ltd. (a)	76,814	940,838
Infibeam Avenues, Ltd. (a)	430,722	504,304
Info Edge India, Ltd.	46,052	2,998,745
Infosys, Ltd. ADR	2,555,393	43,313,911
Intellect Design Arena, Ltd. (a)	89,224	384,713
InterGlobe Aviation, Ltd. (a)(c)	25,376	598,494
IOL Chemicals and Pharmaceuticals, Ltd.	11,794	119,542
Ipca Laboratories, Ltd.	35,009	1,048,725
IRB Infrastructure Developers, Ltd.	42,669	69,229
ITC, Ltd.	956,701	2,736,518
ITC, Ltd. GDR	59,729	170,849
IVRCL, Ltd. (a)(d)	5,304,684	14,520
Jain Irrigation Systems, Ltd. (a)	219,934	57,341
Jaiprakash Associates, Ltd. (a)	470,629	47,663
JB Chemicals & Pharmaceuticals, Ltd.	10,959	152,549
Jet Airways India, Ltd. (a)	160,915	266,366
Jindal Steel & Power, Ltd. (a)	134,699	491,197
JK Cement, Ltd.	6,352	166,634
JM Financial, Ltd.	126,913	146,684
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	3,208	116,839
JSW Ispat Special Products, Ltd. (a)	4,378	1,750
JSW Steel, Ltd.	375,148	1,987,988
Jubilant Foodworks, Ltd.	58,909	2,250,301
Jubilant Life Sciences, Ltd.	49,070	567,410
Just Dial, Ltd. (a)	79,214	686,248
KEI Industries, Ltd.	129,611	845,684
Kotak Mahindra Bank, Ltd. (a)	679,878	18,568,646
KPIT Technologies, Ltd.	146,588	284,880
L&T Finance Holdings, Ltd.	71,656	91,890
L&T Technology Services, Ltd. (c)	14,786	473,443
Lanco Infratech, Ltd. (a)(d)	15,749,074	—
Larsen & Toubro Infotech, Ltd. (c)	4,122	206,445

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Larsen & Toubro, Ltd. GDR	639,412	$11,138,557
Laurus Labs, Ltd. (c)	136,937	661,844
Lemon Tree Hotels, Ltd. (a)(c)	263,705	145,265
LIC Housing Finance, Ltd.	253,178	1,251,727
Linde India, Ltd.	23,367	311,006
Lupin, Ltd.	154,001	2,058,862
LUX Industries, Ltd.	40,937	925,610
Magma Fincorp, Ltd. (a)	90,818	49,842
Mahanagar Gas, Ltd.	7,112	103,292
Mahanagar Telephone Nigam, Ltd. (a)	541,664	102,302
Mahindra & Mahindra Financial Services, Ltd. (a)	439,507	1,052,038
Mahindra & Mahindra, Ltd. GDR	821,527	7,985,242
MakeMyTrip, Ltd. (a)	28,132	830,738
Manappuram Finance, Ltd.	276,741	626,826
Manpasand Beverages, Ltd. (a)(d)	64,129	2,567
Marico, Ltd.	120,626	664,729
Marksans Pharma, Ltd.	1,409,854	1,170,255
Maruti Suzuki India, Ltd.	110,311	11,548,705
Max Financial Services, Ltd. (a)	90,502	836,122
Max Healthcare Institute Ltd. (a)	182,210	349,495
Max India, Ltd. - New Spun Off (a)	35,901	30,537
Metropolis Healthcare, Ltd. (a)	11,545	309,894
Minda Industries, Ltd.	64,080	350,229
Mindtree, Ltd.	46,512	1,056,916
Motherson Sumi Systems, Ltd.	730,171	1,650,860
Mphasis, Ltd.	20,714	436,562
MRF, Ltd.	2,404	2,492,272
Multi Commodity Exchange of India, Ltd.	31,851	754,433
Muthoot Finance, Ltd.	56,503	936,117
Navin Fluorine International, Ltd.	29,155	1,042,306
NCC, Ltd.	261,068	205,982
Nestle India, Ltd.	19,090	4,804,734
Network18 Media & Investments, Ltd. (a)	209,156	102,764
NIIT, Ltd.	87,686	242,714
Nippon Life India Asset Management, Ltd. (c)	83,558	340,098
NTPC, Ltd.	1,811,703	2,463,376
Oberoi Realty, Ltd. (a)	31,477	251,325
Oil & Natural Gas Corp., Ltd.	3,189,837	4,062,194
OnMobile Global, Ltd.	14,720	13,709
Opto Circuits India, Ltd. (a)	2,896,113	223,944
Orient Electric, Ltd.	81,423	250,395
Page Industries, Ltd.	3,601	1,360,721
Paisalo Digital, Ltd.	19,500	187,547
Security Description	Shares	Value
PC Jeweller, Ltd. (a)	166,544	$57,781
Petronet LNG, Ltd.	467,767	1,585,097
Pfizer, Ltd.	14,510	1,014,126
Phillips Carbon Black, Ltd.	59,477	141,717
Phoenix Mills, Ltd. (a)	27,783	294,513
PI Industries, Ltd.	29,819	895,804
Pidilite Industries, Ltd.	95,075	2,297,453
Piramal Enterprises, Ltd.	57,593	1,126,085
Power Grid Corp. of India, Ltd.	1,167,668	3,033,931
Prestige Estates Projects, Ltd.	53,942	196,448
Prism Johnson, Ltd. (a)	103,824	125,824
Procter & Gamble Health, Ltd.	5,097	475,571
PS IT Infrastructure & Services, Ltd. (a)(d)	620,932	77,332
PTC India, Ltd.	736,752	591,882
Punj Lloyd, Ltd. (a)	735,025	22,131
Quess Corp., Ltd. (a)(c)	64,200	480,440
Radico Khaitan, Ltd.	97,651	611,158
Rain Industries, Ltd.	145,845	253,097
Rajesh Exports, Ltd.	120,003	805,659
Rallis India, Ltd.	80,562	310,098
RattanIndia Infrastructure, Ltd. (a)	178,049	16,448
Raymond, Ltd. (a)	43,240	199,993
RBL Bank, Ltd. (c)	203,553	643,664
REC, Ltd.	101,818	186,587
Redington India, Ltd.	110,264	199,499
REI Agro, Ltd. (a)(d)	1,873,023	—
Relaxo Footwears, Ltd. (a)	35,616	394,680
Reliance Capital, Ltd. (a)	913,839	150,081
Reliance Communications, Ltd. (a)	777,934	21,294
Reliance Home Finance, Ltd. (a)	632	23
Reliance Industries, Ltd. GDR (c)	1,050,350	57,454,145
Reliance Infrastructure, Ltd. (a)	167,833	61,673
Repco Home Finance, Ltd.	43,121	137,506
RITES, Ltd.	42,869	159,349
Rolta India, Ltd. (a)	1,481,050	115,537
Ruchi Soya Industries, Ltd. (a)	12,167	112,274
SBI Life Insurance Co., Ltd. (a)(c)	133,878	1,656,813
Schneider Electric Infrastructure, Ltd. (a)	87,739	101,287
Sequent Scientific, Ltd. (a)	752,307	1,745,696
Shankara Building Products, Ltd.	37,049	177,088
Sharda Cropchem, Ltd.	21,005	77,445
Shilpa Medicare, Ltd.	80,363	495,261
Shree Cement, Ltd.	2,007	659,589

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Shriram Transport Finance Co., Ltd.	117,299	$1,680,000
Siemens, Ltd.	267,470	5,767,439
Sintex Industries, Ltd. (a)	375,264	22,084
Sintex Plastics Technology, Ltd. (a)	50,903	2,160
Solara Active Pharma Sciences, Ltd.	62,325	1,016,366
Srei Infrastructure Finance, Ltd. (a)	232,500	21,160
SRF, Ltd.	9,145	697,620
State Bank of India GDR (a)	129,640	4,855,018
Sterlite Technologies, Ltd.	117,662	293,481
Strides Pharma Science, Ltd.	120,918	1,453,316
Sudarshan Chemical Industries	37,624	246,853
Sumitomo Chemical India, Ltd.	25,594	102,474
Sun Pharma Advanced Research Co., Ltd. (a)	153,088	405,937
Sun Pharmaceutical Industries, Ltd.	956,864	7,757,189
Sun TV Network, Ltd.	90,413	594,875
Sundaram Finance, Ltd.	15,064	371,974
Sundram Fasteners, Ltd.	44,292	315,334
Supreme Industries, Ltd.	22,071	492,333
Suven Life Sciences, Ltd. (a)	287,065	355,750
Suven Pharmaceuticals, Ltd. (a)	277,334	1,716,744
Suvidhaa Infoserve Pvt, Ltd. (a)	56,568	13,153
Suzlon Energy, Ltd. (a)	4,618,509	404,536
Swan Energy, Ltd.	185,591	342,264
Symphony, Ltd.	13,214	185,856
TAKE Solutions, Ltd. (a)	156,485	114,043
Tata Communications, Ltd.	121,194	1,825,685
Tata Consultancy Services, Ltd.	726,817	28,476,345
Tata Consumer Products, Ltd.	277,088	2,237,030
Tata Elxsi, Ltd.	34,234	859,885
Tata Motors, Ltd. ADR (a)(b)	324,356	4,086,886
Tata Power Co., Ltd.	2,887,245	2,989,292
Tata Steel, Ltd.	431,042	3,797,039
TCNS Clothing Co., Ltd. (a)(c)	20,229	123,684
TeamLease Services, Ltd. (a)	12,417	446,310
Tech Mahindra, Ltd.	366,446	4,880,764
Tejas Networks, Ltd. (a)(c)	145,902	273,863
Thyrocare Technologies, Ltd. (c)	60,214	752,392
Timken India, Ltd.	16,865	306,902
Titan Co., Ltd.	212,589	4,559,604
Torrent Pharmaceuticals, Ltd.	18,423	706,664
Torrent Power, Ltd.	24,173	105,006
Trent, Ltd.	92,292	868,512
Trident, Ltd.	1,095,507	148,431
Security Description	Shares	Value
Tube Investments of India, Ltd.	52,673	$577,318
TV18 Broadcast, Ltd. (a)	274,860	116,237
TVS Motor Co., Ltd.	49,276	327,079
Ujjivan Financial Services, Ltd.	64,030	241,994
UltraTech Cement, Ltd.	72,006	5,211,326
Unichem Laboratories, Ltd.	172,368	618,654
Unitech, Ltd. (a)	754,733	19,626
United Breweries, Ltd.	63,610	1,032,795
United Spirits, Ltd. (a)	281,620	2,228,717
UPL, Ltd.	304,396	1,942,794
VA Tech Wabag, Ltd. (a)	73,080	206,435
Vaibhav Global, Ltd.	15,173	508,117
Vakrangee, Ltd.	386,607	365,879
Varun Beverages, Ltd.	13,466	168,824
Vedanta, Ltd.	803,708	1,775,324
Venky's India, Ltd. (a)	10,424	249,182
Videocon Industries, Ltd. (a)	1,107,074	95,454
Vinati Organics, Ltd.	7,634	126,231
VIP Industries, Ltd.	59,293	295,785
V-Mart Retail, Ltd. (a)	15,495	539,163
Vodafone Idea, Ltd. (a)	4,556,819	664,182
Voltas, Ltd.	21,627	244,381
VST Industries, Ltd.	16,764	849,907
Welspun India, Ltd.	158,128	146,945
Westlife Development, Ltd. (a)	58,946	368,193
Whirlpool of India, Ltd.	4,543	163,459
Wipro, Ltd. ADR	1,331,688	7,524,037
WNS Holdings, Ltd. ADR (a)	24,372	1,756,003
Wockhardt, Ltd. (a)	81,032	606,125
Yaarii Digital Integrated Services, Ltd. (a)	30,034	37,611
Yes Bank, Ltd. (a)	760,326	185,744
Zee Entertainment Enterprises, Ltd.	497,244	1,520,978
Zensar Technologies, Ltd.	47,790	155,272
		635,442,036
INDONESIA — 1.7%
Alam Sutera Realty Tbk PT (a)	7,905,900	136,173
Astra International Tbk PT	18,130,203	7,774,695
Bank Central Asia Tbk PT	9,045,508	21,792,914
Bank Danamon Indonesia Tbk PT	2,805,718	627,043
Bank Mandiri Persero Tbk PT	16,709,769	7,522,369
Bank Negara Indonesia Persero Tbk PT	2,134,500	938,116
Bank Rakyat Indonesia Persero Tbk PT	41,860,657	12,424,124
Barito Pacific Tbk PT (a)	24,809,220	1,942,359
Bekasi Fajar Industrial Estate Tbk PT (a)	5,019,400	64,305
Bumi Resources Tbk PT (a)	2,111,200	10,819

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Bumi Serpong Damai Tbk PT (a)	4,173,500	$363,882
Charoen Pokphand Indonesia Tbk PT	4,593,900	2,133,466
Ciputra Development Tbk PT	6,517,952	456,952
Citra Marga Nusaphala Persada Tbk PT (a)	1,704,141	186,788
Garuda Indonesia Persero Tbk PT (a)	13,985,300	400,149
Global Mediacom Tbk PT (a)	714,500	14,748
Indah Kiat Pulp & Paper Corp. Tbk PT	743,000	551,301
Indocement Tunggal Prakarsa Tbk PT	594,300	612,277
Indofood Sukses Makmur Tbk PT	5,959,718	2,905,628
Indosat Tbk PT (a)	2,762,100	992,783
Japfa Comfeed Indonesia Tbk PT	1,201,500	125,281
Kalbe Farma Tbk PT	27,095,861	2,854,226
Kawasan Industri Jababeka Tbk PT (a)	5,378,931	81,928
Lippo Cikarang Tbk PT (a)	234,100	23,660
Lippo Karawaci Tbk PT (a)	43,299,130	659,503
Matahari Department Store Tbk PT (a)	388,900	35,292
Matahari Putra Prima Tbk PT (a)	670,500	5,011
Mayora Indah Tbk PT	6,425,307	1,239,330
Medco Energi Internasional Tbk PT (a)	21,877,229	918,688
Media Nusantara Citra Tbk PT (a)	950,700	77,139
Modernland Realty Tbk PT (a)	7,955,300	28,877
Pabrik Kertas Tjiwi Kimia Tbk PT	362,138	253,883
Pakuwon Jati Tbk PT (a)	5,964,600	216,508
Perusahaan Gas Negara Tbk PT	14,759,900	1,738,622
Pollux Properti Indonesia Tbk PT (a)	10,500	3,355
Semen Indonesia Persero Tbk PT	953,500	843,220
Sigmagold Inti Perkasa Tbk PT (a)(d)	1,312,600	—
Summarecon Agung Tbk PT (a)	4,607,400	263,983
Telkom Indonesia Persero Tbk PT	40,095,100	9,445,892
Tiga Pilar Sejahtera Food Tbk (a)	2,453,200	68,096
Unilever Indonesia Tbk PT	3,533,600	1,848,538
United Tractors Tbk PT	1,662,122	3,146,793
		85,728,716
Security Description	Shares	Value
KUWAIT — 0.5%
A'ayan Leasing & Investment Co. KSCP (a)	1,045,012	$315,702
Agility Public Warehousing Co. KSC	509,570	1,132,378
Ahli United Bank KSCP	135,005	128,259
Al Mazaya Holding Co. KSCP (a)	1,395,821	262,462
Alimtiaz Investment Group KSC (a)	426,557	157,049
Boubyan Bank KSCP	409,925	765,409
Boubyan Petrochemicals Co. KSCP	398,244	837,857
Burgan Bank SAK	97,864	68,524
Gulf Bank KSCP	917,642	660,630
Humansoft Holding Co. KSC (a)	127,712	1,594,931
Integrated Holding Co. KCSC	150,461	181,028
Kuwait Finance House KSCP	1,930,735	4,296,869
Kuwait Real Estate Co. KSC (a)	2,786,021	998,279
Mabanee Co. KPSC	280,334	605,455
Mobile Telecommunications Co. KSCP	184,608	367,760
National Bank of Kuwait SAKP	3,976,509	10,980,498
National Industries Group Holding SAK	721,355	417,352
National Investments Co. KSCP	1,456,064	646,182
Warba Bank KSCP (a)	1,208,837	937,822
		25,354,446
MACAU — 0.0% (f)
Huasheng International Holding, Ltd. (a)	35,000	3,656
MALAYSIA — 2.1%
Aeon Co. M Bhd	6,510,890	1,731,921
AEON Credit Service M Bhd	125,750	375,140
AirAsia Group Bhd (a)	1,198,500	263,685
Alliance Bank Malaysia Bhd (a)	5,149,200	3,725,089
ATA IMS Bhd	681,600	403,284
Axiata Group Bhd	1,606,538	1,493,711
Bahvest Resources Bhd (a)	1,888,000	248,761
Berjaya Sports Toto Bhd	2,529,047	1,376,908
Bintulu Port Holdings Bhd	94	90
British American Tobacco Malaysia Bhd	7,200	25,202
Bursa Malaysia Bhd	1,592,339	3,285,622
Capitaland Malaysia Mall Trust REIT	1,654,600	257,085
Careplus Group Bhd	216,300	111,309
Carlsberg Brewery Malaysia Bhd Class B	457,913	2,645,593
CIMB Group Holdings Bhd	3,612,394	3,861,602
Comfort Glove Bhd	219,400	163,084

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Dagang NeXchange Bhd (a)	2,013,200	$112,609
Datasonic Group Bhd	2,448,400	319,555
Dialog Group Bhd	5,395,606	4,627,679
DiGi.Com Bhd	6,555,461	6,746,951
FGV Holdings Bhd	368,200	117,165
Focus Dynamics Group Bhd (a)	5,807,700	938,472
Frontken Corp. Bhd	611,400	539,582
Gabungan AQRS Bhd	480,400	81,211
Gamuda Bhd	1,101,000	1,064,733
GDEX Bhd	1,284,900	127,771
Genting Bhd	3,246,300	3,599,378
Genting Malaysia Bhd	723,100	483,565
George Kent Malaysia Bhd	514,900	99,844
Globetronics Technology Bhd	748,300	502,277
Greatech Technology Bhd (a)	112,800	255,185
Hap Seng Plantations Holdings Bhd	58,800	26,312
Hartalega Holdings Bhd	1,108,200	3,344,574
IHH Healthcare Bhd	1,141,800	1,561,193
IJM Corp. Bhd	677,300	291,294
Inari Amertron Bhd	1,343,600	921,898
IOI Corp. Bhd	6,409,960	6,963,710
IOI Properties Group Bhd	4,882,062	1,881,217
Iris Corp. Bhd (a)	1,253,700	135,577
Iskandar Waterfront City Bhd (a)	244,000	34,879
Karex Bhd	1,977,700	388,411
KLCCP Stapled Group	717,700	1,263,223
KNM Group Bhd (a)	4,753,821	242,271
Kossan Rubber Industries	891,800	997,663
KPJ Healthcare Bhd	1,837,680	456,850
Lingkaran Trans Kota Holdings Bhd	445,300	453,879
Magni-Tech Industries Bhd	222,900	129,113
Magnum Bhd	3,900,543	2,210,873
Malayan Banking Bhd	3,186,040	6,700,783
Malaysia Airports Holdings Bhd	255,200	375,583
Malaysian Pacific Industries Bhd	87,300	563,408
Malaysian Resources Corp. Bhd	9,478,600	1,119,288
Mega First Corp. BHD	131,400	225,397
MPHB Capital Bhd (a)	1,770,230	479,689
Muda Holdings Bhd	306,400	211,757
My EG Services Bhd	1,605,306	766,237
OSK Holdings Bhd	7,844,542	1,755,149
Padini Holdings Bhd	196,100	140,402
Pavilion Real Estate Investment Trust	1,582,300	590,044
Pentamaster Corp. Bhd	604,250	758,599
Petronas Chemicals Group Bhd	1,380,300	2,549,566
Petronas Dagangan Bhd	268,200	1,426,844
Petronas Gas Bhd	118,700	506,965
Pos Malaysia Bhd (a)	1,199,800	360,909
Security Description	Shares	Value
Press Metal Aluminium Holdings Bhd	516,000	$1,076,256
Public Bank Bhd	1,856,400	9,506,983
Rapid Synergy Bhd (a)	78,900	129,457
RHB Bank Bhd	324,200	439,252
Sapura Energy Bhd (a)	292,800	9,099
Sime Darby Bhd	1,216,824	698,785
Sime Darby Plantation Bhd	589,924	731,814
Sime Darby Property Bhd	509,924	84,301
SKP Resources Bhd	475,700	254,259
SP Setia Bhd Group	318,363	78,354
Sunway Real Estate Investment Trust	1,695,100	632,107
Supermax Corp. Bhd (a)	1,502,350	2,244,655
TA Enterprise Bhd	6,121,500	989,180
Telekom Malaysia Bhd	848,627	1,141,348
Tenaga Nasional Bhd	1,213,000	3,142,190
Top Glove Corp. Bhd	2,809,000	4,273,730
UEM Edgenta Bhd	775,900	368,420
UEM Sunrise Bhd (a)	5,324,488	655,220
UMW Holdings Bhd	350,100	295,920
Unisem M Bhd	75,000	115,227
United Plantations Bhd	215,200	776,806
Velesto Energy Bhd (a)	46,163	1,607
ViTrox Corp. Bhd	125,000	456,805
VS Industry Bhd	2,141,350	1,378,769
WCT Holdings Bhd (a)	9,981,075	1,315,095
YTL Corp. Bhd (a)	1,959,970	372,748
		110,586,007
MEXICO — 2.0%
Alfa SAB de CV Class A	2,883,431	2,080,938
America Movil SAB de CV Series L	17,721,825	12,887,468
Axtel SAB de CV (a)(b)	2,068,800	646,841
Cemex SAB de CV Series CPO (a)	11,449,413	5,901,256
Coca-Cola Femsa SAB de CV	746,216	3,427,077
Concentradora Hipotecaria SAPI de CV REIT	2,138	2,178
Consorcio ARA SAB de CV (a)(b)	2,009,063	385,166
Controladora Nemak SAB de CV (a)	2,883,431	379,142
Desarrolladora Homex SAB de CV (a)	25,775	53
El Puerto de Liverpool SAB de CV Series C1 (a)(b)	422,610	1,482,332
Fibra Uno Administracion SA de CV REIT	1,737,248	1,961,711
Fomento Economico Mexicano SAB de CV	1,488,839	11,233,447
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	226,500	2,525,142

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV Class B (a)(b)	243,897	$4,029,800
Grupo Bimbo SAB de CV Class A	1,826,507	3,963,673
Grupo Elektra SAB DE CV (b)	63,015	4,173,528
Grupo Financiero Banorte SAB de CV Series O (a)	1,869,203	10,312,488
Grupo Financiero Inbursa SAB de CV Series O (a)(b)	1,565,488	1,576,055
Grupo Mexico SAB de CV Class B	2,482,874	10,482,014
Grupo Televisa SAB Series CPO (a)(b)	2,063,280	3,390,218
Industrias CH SAB de CV Class B (b)	324,898	1,541,861
Industrias Penoles SAB de CV (a)	131,220	2,217,875
Kimberly-Clark de Mexico SAB de CV Class A	2,203,941	3,759,602
Sare Holding SAB de CV Class B (a)(d)	1,493,393	—
Telesites SAB de CV (a)(b)	1,448,579	1,564,499
TV Azteca SAB de CV Series CPO (b)	4,558,158	98,596
Urbi Desarrollos Urbanos SAB de CV (a)	34,430	17,279
Wal-Mart de Mexico SAB de CV	4,342,789	12,200,915
		102,241,154
NETHERLANDS — 0.0% (f)
VEON, Ltd. ADR	465,716	703,231
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (a)(e)	233,965	2,852,033
Cia de Minas Buenaventura SAA ADR (e)	5,932	71,184
Credicorp, Ltd.	58,813	9,646,508
Southern Copper Corp.	53,120	3,459,175
Volcan Cia Minera SAA Class B (a)	5,704,473	820,039
		16,848,939
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	620,800	610,801
Alliance Global Group, Inc.	2,519,400	556,095
Ayala Corp.	104,510	1,799,739
Ayala Land, Inc.	7,172,810	6,108,841
Bank of the Philippine Islands	2,619,504	4,437,341
BDO Unibank, Inc.	2,376,989	5,286,213
Bloomberry Resorts Corp.	971,200	164,012
Cebu Air, Inc. (a)	1,170,920	1,231,303
Cebu Holdings, Inc.	6,934,664	851,969
D&L Industries, Inc.	2,622,005	420,407
DoubleDragon Properties Corp. (a)	1,786,990	554,440
Security Description	Shares	Value
East West Banking Corp. (a)	1,460,000	$328,339
Filinvest Land, Inc.	74,557,000	1,738,812
First Philippine Holdings Corp.	491,560	788,158
Global Ferronickel Holdings, Inc. (a)	2,380,449	134,826
GMA Holdings, Inc.	4,428,400	548,668
GT Capital Holdings, Inc.	12,837	156,374
JG Summit Holdings, Inc.	1,601,436	2,387,640
Jollibee Foods Corp.	129,450	526,172
Megawide Construction Corp.	5,641,888	932,806
Megaworld Corp.	8,372,300	711,297
Nickel Asia Corp.	1,221,000	142,380
PLDT, Inc.	125,085	3,490,247
Puregold Price Club, Inc.	371,480	317,151
San Miguel Corp.	169,160	451,225
SM Investments Corp.	203,510	4,445,365
SM Prime Holdings, Inc.	6,811,190	5,460,469
Top Frontier Investment Holdings, Inc. (a)	23,811	69,415
Universal Robina Corp.	281,490	893,880
Vista Land & Lifescapes, Inc.	1,302,378	126,920
		45,671,305
POLAND — 0.7%
11 bit studios SA (a)	1,554	197,691
Asseco Poland SA	63,969	1,169,160
Bank Polska Kasa Opieki SA (a)	191,369	3,138,123
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	20,165	48,491
Bioton SA (a)	1,232	1,432
CCC SA (a)	9,674	227,233
CD Projekt SA (a)	32,672	2,408,749
Columbus Energy SA (a)	5,499	82,205
Datawalk SA (a)	2,296	118,312
Dino Polska SA (a)(c)	13,046	1,013,288
Eurocash SA (a)	9,680	36,501
Getin Holding SA (a)	89,540	19,802
Getin Noble Bank SA (a)	346,727	21,031
Globe Trade Centre SA (a)	332,246	642,021
Grupa Lotos SA	119,685	1,331,439
KGHM Polska Miedz SA (a)	135,056	6,633,185
LPP SA (a)	73	162,320
mBank SA (a)	24,551	1,180,767
Mercator Medical SA (a)	2,149	243,392
Orange Polska SA (a)	1,234,033	2,182,576
PGE Polska Grupa Energetyczna SA (a)	713,975	1,245,528
PlayWay SA	1,522	258,568
Polimex-Mostostal SA (a)	17,787	17,758
Polski Koncern Naftowy ORLEN SA	247,589	3,835,437
Powszechna Kasa Oszczednosci Bank Polski SA (a)	567,619	4,375,206

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Powszechny Zaklad Ubezpieczen SA (a)	364,999	$3,169,986
Santander Bank Polska SA (a)	28,661	1,428,435
TEN Square Games SA	1,293	191,209
		35,379,845
QATAR — 0.6%
Aamal Co.	381,584	89,606
Al Meera Consumer Goods Co. QSC	97,444	554,261
Alijarah Holding Co QPSC	3,595,011	1,227,300
Commercial Bank PQSC	358,202	432,872
Industries Qatar QSC	631,457	1,885,179
Mannai Corp. QSC	332,906	274,298
Masraf Al Rayan QSC	3,819,936	4,752,626
Mazaya Real Estate Development QPSC (a)	2,101,447	728,956
Medicare Group	281,896	684,417
Mesaieed Petrochemical Holding Co.	2,763,617	1,553,728
Ooredoo QSC	977,978	2,019,883
Qatar Electricity & Water Co. QSC	93,961	460,644
Qatar First Bank (a)	659,051	311,515
Qatar Fuel QSC	66,694	342,171
Qatar Gas Transport Co., Ltd.	284,669	248,626
Qatar Insurance Co. SAQ	1,070,725	694,604
Qatar International Islamic Bank QSC	167,801	417,175
Qatar Islamic Bank SAQ	393,258	1,848,021
Qatar National Bank QPSC	2,608,167	12,772,210
Qatar Navigation QSC	85,092	165,767
Qatari Investors Group QSC	995,598	495,201
Vodafone Qatar QSC	1,901,840	699,413
		32,658,473
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	185,021	1,177,736
RUSSIA — 3.2%
Evraz PLC	236,565	1,525,024
Gazprom PJSC ADR (b)	4,060,933	22,716,859
LSR Group PJSC GDR	142,916	326,563
LUKOIL PJSC ADR	283,237	19,316,763
Magnit PJSC GDR	167,802	2,953,315
Mail.Ru Group, Ltd. GDR (a)	41,913	1,102,312
Mechel PJSC ADR (a)	173,739	356,165
MMC Norilsk Nickel PJSC ADR	514,892	16,064,630
Mobile TeleSystems PJSC ADR	610,018	5,459,661
Novatek PJSC GDR	81,420	13,304,028
Novolipetskiy Metallurgicheskiy Kombinat PAO GDR	38,313	1,062,802
Novorossiysk Commercial Sea Port PJSC GDR	2,522	20,714
Security Description	Shares	Value
Novorossiysk Commercial Sea Port PJSC GDR (b)	56,413	$463,343
Polymetal International PLC	130,434	3,003,408
Rosneft Oil Co. PJSC GDR (b)	1,345,230	7,587,097
Rostelecom PJSC ADR (b)	108,336	898,106
Sberbank of Russia PJSC ADR (e)	991,079	14,390,467
Sberbank of Russia PJSC ADR (e)	909,970	13,194,565
Severstal PAO GDR (b)	476,050	8,364,199
Sistema PJSC FC GDR	158,337	1,187,528
Surgutneftegas PJSC ADR	1,051,124	4,854,091
Tatneft PJSC ADR (e)	231,659	9,451,687
Tatneft PJSC ADR (b)(e)	1,402	56,781
TCS Group Holding PLC GDR	35,042	1,152,882
VTB Bank PJSC GDR (b)	2,378,246	2,270,036
X5 Retail Group NV GDR	44,161	1,595,095
Yandex NV Class A (a)	179,850	12,513,963
		165,192,084
SAUDI ARABIA — 2.7%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	198,646	1,121,474
Abdullah Al Othaim Markets Co.	42,664	1,396,508
Advanced Petrochemical Co.	30,609	546,648
Al Hammadi Co. for Development and Investment (a)	122,068	940,336
Al Jouf Agricultural Development Co.	34,814	340,568
Al Khaleej Training and Education Co.	304,031	1,820,166
Al Rajhi Bank	607,683	11,921,705
Al Rajhi Co. for Co-operative Insurance (a)	8,952	193,042
Al Rajhi REIT	241,178	623,581
Aldrees Petroleum and Transport Services Co.	22,188	383,837
Al-Etihad Cooperative Insuarnce Co. (a)	189,710	1,242,956
Almarai Co. JSC	71,068	1,039,992
Alujain Holding (a)	42,015	526,923
Arabian Cement Co.	31,200	306,461
AXA Cooperative Insurance Co. (a)	99,842	950,091
Bank AlBilad	125,992	952,093
Banque Saudi Fransi	229,997	1,937,282
Basic Chemical Industries, Ltd. (a)	166,149	1,476,988
Batic Investments and Logistic Co. (a)	132,708	1,234,542
Bawan Co.	207,020	1,370,716
Bupa Arabia for Cooperative Insurance Co. (a)	17,887	582,629

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Buruj Cooperative Insurance Co. (a)	104,339	$717,546
City Cement Co.	58,523	399,347
Co. for Cooperative Insurance (a)	22,060	468,649
Dallah Healthcare Co.	68,726	883,897
Dar Al Arkan Real Estate Development Co. (a)	169,744	391,828
Derayah REIT	236,141	704,974
Dr Sulaiman Al Habib Medical Services Group Co.	40,037	1,163,246
Dur Hospitality Co.	115,685	883,456
Eastern Province Cement Co.	87,664	961,556
Etihad Etisalat Co. (a)	195,084	1,489,806
Fawaz Abdulaziz Al Hokair & Co. (a)	30,151	175,203
Fitaihi Holding Group	496,343	2,352,324
Hail Cement Co. (a)	77,315	344,575
Herfy Food Services Co.	34,074	541,319
Jadwa REIT Saudi Fund	111,876	417,492
Jarir Marketing Co.	32,472	1,500,865
Jazan Energy and Development Co. (a)	93,453	414,505
Leejam Sports Co. JSC	46,142	950,735
Malath Cooperative Insurance Co. (a)	161,787	1,038,445
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	78,101	493,804
Methanol Chemicals Co. (a)	315,969	1,086,470
Middle East Healthcare Co. (a)	38,896	363,393
Mobile Telecommunications Co. (a)	402,408	1,458,777
Mouwasat Medical Services Co.	47,747	1,756,340
Musharaka Real Estate Income Fund REIT	191,421	501,564
Najran Cement Co.	70,224	341,424
Nama Chemicals Co. (a)	93,013	825,603
National Co. for Glass Manufacturing (a)	276,274	2,014,099
National Co. for Learning & Education	145,676	2,026,945
National Commercial Bank	786,545	9,088,582
National Gas & Industrialization Co.	21,861	177,727
National Medical Care Co.	61,205	871,188
National Petrochemical Co.	20,831	184,623
Qassim Cement Co.	53,673	1,158,842
Red Sea International Co. (a)	152,587	903,743
Riyad Bank	850,470	4,579,245
Riyad REIT Fund	103,583	234,688
Sahara International Petrochemical Co.	109,462	505,353
Samba Financial Group	457,651	3,726,740
Security Description	Shares	Value
Saudi Advanced Industries Co.	372,414	$1,876,166
Saudi Airlines Catering Co.	6,996	143,776
Saudi Arabian Amiantit Co. (a)	84,809	492,813
Saudi Arabian Fertilizer Co.	85,774	1,842,783
Saudi Arabian Mining Co. (a)	177,930	1,920,824
Saudi Arabian Oil Co. (c)	708,399	6,608,904
Saudi Automotive Services Co.	282,171	2,316,576
Saudi Basic Industries Corp.	435,881	11,781,196
Saudi Cement Co.	45,201	740,980
Saudi Ceramic Co. (a)	140,737	1,798,790
Saudi Chemical Co. Holding (a)	141,840	1,321,385
Saudi Co. For Hardware CJSC	35,827	555,798
Saudi Electricity Co.	296,886	1,685,593
Saudi Industrial Investment Group	38,354	280,120
Saudi Industrial Services Co.	139,628	1,205,871
Saudi Kayan Petrochemical Co. (a)	42,631	162,497
Saudi Pharmaceutical Industries & Medical Appliances Corp.	115,688	1,208,810
Saudi Printing & Packaging Co. (a)	81,378	533,612
Saudi Public Transport Co. (a)	248,421	1,187,939
Saudi Re for Cooperative Reinsurance Co. (a)	546,641	2,203,117
Saudi Research & Marketing Group (a)	23,180	485,028
Saudi Telecom Co.	371,142	10,486,473
Saudi Vitrified Clay Pipe Co., Ltd.	29,980	791,134
Saudia Dairy & Foodstuff Co.	9,877	460,730
Savola Group	83,408	944,888
Southern Province Cement Co.	58,772	1,320,631
Tabuk Cement Co. (a)	134,389	610,403
Takween Advanced Industries Co. (a)	330,234	1,232,348
Umm Al-Qura Cement Co.	291,642	2,437,087
United Electronics Co.	40,572	935,462
United International Transportation Co.	64,837	656,735
Walaa Cooperative Insurance Co. (a)	60,356	352,650
Yamama Cement Co.	62,791	494,582
Yanbu Cement Co.	79,212	856,180
Yanbu National Petrochemical Co.	79,156	1,348,243
		142,287,580

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 0.0% (f)
Aslan Pharmaceuticals, Ltd. ADR (a)	28,400	$52,256
Grindrod Shipping Holdings, Ltd. (a)	17,601	62,573
Guan Chong Bhd	2,318,300	1,538,810
Riverstone Holdings, Ltd. (b)	399,800	335,776
		1,989,415
SOUTH AFRICA — 3.8%
Absa Group, Ltd.	424,783	3,466,224
Adcock Ingram Holdings, Ltd.	125,481	392,962
Adcorp Holdings, Ltd. (a)	477,560	241,239
African Rainbow Minerals, Ltd.	130,926	2,334,496
Alexander Forbes Group Holdings, Ltd.	551,809	148,764
Allied Electronics Corp., Ltd. Class A	138,172	102,627
Anglo American Platinum, Ltd.	35,864	3,523,590
ArcelorMittal South Africa, Ltd. (a)	183,911	12,521
Ascendis Health, Ltd. (a)	93,283	4,763
Aspen Pharmacare Holdings, Ltd. (a)	286,369	2,444,189
Astral Foods, Ltd.	17,850	169,523
Aveng, Ltd. (a)(b)	665,898	907
Barloworld, Ltd.	245,501	1,522,603
Bid Corp., Ltd.	121,243	2,171,086
Bidvest Group, Ltd.	302,101	3,229,403
Blue Label Telecoms, Ltd. (a)	1,237,303	325,146
Capitec Bank Holdings, Ltd. (a)	40,471	3,947,292
Clicks Group, Ltd.	57,016	980,766
Coronation Fund Managers, Ltd.	638,680	1,877,070
Curro Holdings, Ltd. (b)	149,408	96,427
Discovery, Ltd.	365,643	3,822,029
EOH Holdings, Ltd. (a)	115,696	65,375
FirstRand, Ltd.	3,825,406	13,292,399
Foschini Group, Ltd. (a)(b)	357,939	2,493,115
Gold Fields, Ltd.	615,932	5,768,617
Grindrod, Ltd.	1,174,179	403,683
Group Five, Ltd. (d)	219,472	—
Growthpoint Properties, Ltd. REIT	999,522	855,348
Harmony Gold Mining Co., Ltd. (a)	284,764	1,388,076
Impala Platinum Holdings, Ltd.	505,390	6,946,693
Imperial Logistics, Ltd.	233,313	593,260
Investec, Ltd.	257,859	643,210
Invicta Holdings, Ltd. (a)(b)	279,066	327,726
Kumba Iron Ore, Ltd.	50,290	2,132,320
Lewis Group, Ltd.	291,636	443,745
Life Healthcare Group Holdings, Ltd. (a)	150,870	172,760
Security Description	Shares	Value
Massmart Holdings, Ltd. (a)(b)	201,772	$577,208
Mediclinic International PLC	154,834	600,204
Momentum Metropolitan Holdings	1,130,552	1,213,003
Motus Holdings, Ltd.	153,344	584,615
Mr. Price Group, Ltd.	207,364	2,409,100
MTN Group, Ltd. (b)	1,194,157	4,893,290
MultiChoice Group, Ltd.	343,218	3,131,050
Murray & Roberts Holdings, Ltd. (a)	412,751	223,955
Naspers, Ltd. Class N	283,383	58,250,870
Nedbank Group, Ltd.	319,080	2,812,661
Net 1 UEPS Technologies, Inc. (a)(b)	38,015	187,034
Netcare, Ltd.	2,131,814	1,814,155
Ninety One, Ltd.	114,697	343,574
Northam Platinum, Ltd. (a)	292,934	4,178,603
Old Mutual, Ltd. (b)	2,010,789	1,639,843
PPC, Ltd. (a)	1,205,836	113,288
PSG Group, Ltd.	270,357	1,102,134
Rand Merchant Investment Holdings, Ltd.	1,127,625	2,460,412
Remgro, Ltd.	600,225	3,931,012
Sanlam, Ltd.	1,436,177	5,744,219
Sappi, Ltd. (a)	359,087	802,331
Sasol, Ltd. (a)	393,954	3,592,018
Shoprite Holdings, Ltd.	380,487	3,626,461
Sibanye Stillwater, Ltd.	1,680,927	6,866,181
Standard Bank Group, Ltd.	923,062	7,985,888
Steinhoff International Holdings NV (a)(b)	2,137,200	151,319
Sun International, Ltd. (a)	391,140	329,661
Telkom SA SOC, Ltd. (b)	333,054	696,321
Tiger Brands, Ltd.	193,435	2,741,506
Truworths International, Ltd. (b)	503,518	1,263,187
Vodacom Group, Ltd.	445,393	3,771,760
Wilson Bayly Holmes-Ovcon, Ltd. (a)	116,243	721,259
Woolworths Holdings, Ltd.	1,036,811	2,790,946
		197,889,022
TAIWAN — 14.7%
Accton Technology Corp.	291,000	3,272,688
Acer, Inc.	3,594,701	3,025,649
Adimmune Corp. (a)	546,505	1,091,143
Advanced Ceramic X Corp.	4,000	72,603
Advanced Wireless Semiconductor Co.	13,688	65,766
Advancetek Enterprise Co., Ltd.	3,336,996	2,131,792
Advantech Co., Ltd.	6,048	75,336
AGV Products Corp. (a)	6,043,415	2,142,231
Airmate Cayman International Co., Ltd.	11,220	8,985
Alchip Technologies, Ltd.	34,000	751,441

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
AP Memory Technology Corp.	26,000	$393,729
APCB, Inc.	1,204,000	880,568
Applied BioCode Corp. (a)	37,000	77,429
Arcadyan Technology Corp.	37,169	124,082
ASE Technology Holding Co., Ltd.	3,500,058	10,127,223
ASMedia Technology, Inc.	11,000	614,634
ASPEED Technology, Inc.	10,000	610,364
Asustek Computer, Inc.	828,474	7,386,032
AU Optronics Corp. ADR (a)(b)	849,560	4,205,322
Audix Corp.	836,657	1,368,225
Bank of Kaohsiung Co., Ltd. (a)	2,439,739	907,370
Basso Industry Corp.	2,155,905	3,195,724
Biostar Microtech International Corp. (a)	1,895,000	1,163,383
Bizlink Holding, Inc.	29,000	251,317
C Sun Manufacturing, Ltd.	1,202,000	1,563,567
Career Technology MFG. Co., Ltd.	102,958	128,065
Carnival Industrial Corp.	1,059,984	420,629
Catcher Technology Co., Ltd.	796,644	5,840,582
Cathay Financial Holding Co., Ltd.	6,178,136	9,289,851
Cathay No. 1 REIT	1,188,000	791,070
Center Laboratories, Inc.	709,475	1,749,826
Chailease Holding Co., Ltd.	1,201,817	7,185,752
Champion Building Materials Co., Ltd. (a)	1,201,000	333,825
Chang Hwa Commercial Bank, Ltd.	10,959,950	7,001,605
Chang Wah Electromaterials, Inc.	74,310	81,059
Charoen Pokphand Enterprise	1,409,373	3,631,526
Chen Full International Co., Ltd.	12,000	17,382
Cheng Loong Corp.	1,135,000	1,373,407
Cheng Shin Rubber Industry Co., Ltd.	68,850	107,938
Chieftek Precision Co., Ltd.	34,100	101,458
Chilisin Electronics Corp.	66,150	263,677
China Airlines, Ltd. (a)	2,422,000	1,038,690
China Chemical & Pharmaceutical Co., Ltd.	2,337,000	1,962,887
China Development Financial Holding Corp.	15,326,945	5,072,980
China Steel Chemical Corp.	1,136,595	4,388,944
China Steel Corp.	9,646,451	8,497,034
Chipbond Technology Corp.	66,000	155,968
Chong Hong Construction Co., Ltd.	7,717	21,972
Chroma ATE, Inc.	103,000	615,845
Chung Hwa Pulp Corp. (a)	2,409,794	1,046,320
Security Description	Shares	Value
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	457,169	$1,000,637
Chunghwa Telecom Co., Ltd.	3,397,842	13,181,179
CMC Magnetics Corp.	1,062,656	358,908
Compal Electronics, Inc.	6,039,774	4,449,545
Concraft Holding Co., Ltd.	15,650	48,179
Coxon Precise Industrial Co., Ltd. (a)	10,000	5,410
CTBC Financial Holding Co., Ltd.	16,888,527	11,840,842
Da-Li Development Co., Ltd.	1,516,236	1,618,873
Darfon Electronics Corp.	76,000	117,254
Delta Electronics, Inc.	1,700,463	15,916,498
Dimerco Express Corp.	711,910	1,679,822
E Ink Holdings, Inc.	108,000	176,041
E.Sun Financial Holding Co., Ltd.	4,020,955	3,656,324
Eclat Textile Co., Ltd.	19,854	298,538
Egis Technology, Inc.	43,000	263,222
EirGenix, Inc. (a)	51,000	85,309
Elan Microelectronics Corp.	1,400	6,652
Elite Advanced Laser Corp.	12,672	31,434
Elite Material Co., Ltd.	13,000	72,639
Elite Semiconductor Memory Technology, Inc.	1,376,750	3,170,180
eMemory Technology, Inc.	12,000	254,111
Episil Holdings, Inc. (a)	144,000	208,072
Episil-Precision, Inc.	66,998	169,534
Epistar Corp. (a)	1,129,180	1,663,748
Etron Technology, Inc. (a)	7,296	6,336
Eva Airways Corp.	1,352,110	632,794
Evergreen Marine Corp. Taiwan, Ltd. (a)	1,312,000	1,900,434
Excelliance Mos Corp.	35,000	154,459
Excelsior Medical Co., Ltd.	77,848	155,430
Far Eastern New Century Corp.	6,791,376	6,997,307
Feng TAY Enterprise Co., Ltd.	132,985	944,213
First Financial Holding Co., Ltd.	1,712,900	1,301,531
Flytech Technology Co., Ltd.	8,854	19,694
Formosa Chemicals & Fibre Corp.	3,553,243	10,711,071
Formosa Petrochemical Corp.	320,000	1,136,593
Formosa Plastics Corp.	4,712,714	16,168,611
Founding Construction & Development Co., Ltd.	2,963,059	1,697,817
Foxconn Technology Co., Ltd.	1,271,223	2,415,948
Fubon Financial Holding Co., Ltd.	7,013,359	11,668,963
Fullerton Technology Co., Ltd.	1,054,000	658,328
Fwusow Industry Co., Ltd.	1,257,830	971,418
General Interface Solution Holding, Ltd.	38,000	154,851

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
GeneReach Biotechnology Corp. (a)	17,000	$78,351
Genius Electronic Optical Co., Ltd.	22,665	457,365
Giant Manufacturing Co., Ltd.	72,302	707,632
Global Unichip Corp.	23,000	277,493
Globalwafers Co., Ltd.	133,000	3,351,271
Grape King Bio, Ltd.	73,664	465,348
Great Wall Enterprise Co., Ltd.	1,186,615	2,145,350
HannStar Display Corp. (a)	1,280,500	560,543
Himax Technologies, Inc. ADR (a)(b)	62,675	463,168
Hiwin Technologies Corp.	50,757	694,571
Hocheng Corp. (a)	3,397,000	1,233,162
Holy Stone Enterprise Co., Ltd.	57,000	236,334
Hon Hai Precision Industry Co., Ltd.	9,085,981	29,749,813
Hong TAI Electric Industrial	2,259,000	1,451,169
Hota Industrial Manufacturing Co., Ltd.	9,574	35,607
Hotai Motor Co., Ltd.	159,433	3,648,495
HTC Corp. (a)	1,199,198	1,312,383
Hua Nan Financial Holdings Co., Ltd.	12,396,906	8,051,944
Hung Sheng Construction, Ltd.	870,032	606,898
Ibase Technology, Inc.	2,326,222	3,203,957
Innolux Corp. (a)	4,821,820	2,419,662
International Games System Co., Ltd.	15,000	404,655
Iron Force Industrial Co., Ltd.	6,000	17,254
Janfusun Fancyworld Corp. (a)	806,112	81,765
KEE TAI Properties Co., Ltd.	1,187,000	439,348
Kenda Rubber Industrial Co., Ltd.	4,956	6,165
Kerry TJ Logistics Co., Ltd.	1,198,000	1,910,115
Kindom Development Co., Ltd.	1,141,000	1,366,455
Kung Long Batteries Industrial Co., Ltd.	9,000	45,163
Kuoyang Construction Co., Ltd.	1,191,036	1,068,194
Kwong Fong Industries Corp. (a)	55,776	23,622
Land Mark Optoelectronics Corp.	14,600	146,790
Largan Precision Co., Ltd.	48,000	5,458,040
Laser Tek Taiwan Co., Ltd.	89,000	90,273
Leatec Fine Ceramics Co., Ltd. (a)	139,000	117,243
Leofoo Development Co., Ltd. (a)	1,199,154	930,371
Li Cheng Enterprise Co., Ltd.	11,362	11,787
Lite-On Technology Corp.	3,554,265	6,299,466
Security Description	Shares	Value
Long Bon International Co., Ltd. (a)	9,020	$4,607
Longchen Paper & Packaging Co., Ltd.	2,840,902	2,350,736
Lotus Pharmaceutical Co., Ltd. (a)	27,000	76,874
Machvision, Inc.	15,597	163,475
Macroblock, Inc.	30,000	107,837
Macronix International	520,221	783,164
Makalot Industrial Co., Ltd.	4,345	29,613
MediaTek, Inc.	1,101,595	29,286,478
Medigen Biotechnology Corp. (a)	114,248	240,710
Medigen Vaccine Biologics Corp. (a)	36,386	133,382
Mega Financial Holding Co., Ltd.	7,232,333	7,670,422
Merida Industry Co., Ltd.	2,100	17,638
Merry Electronics Co., Ltd.	13,571	70,758
Microbio Co., Ltd. (a)	160,000	387,216
Micro-Star International Co., Ltd.	120,000	565,877
Mosel Vitelic, Inc. (a)	759	1,044
Motech Industries, Inc. (a)	122,000	150,231
Namchow Holdings Co., Ltd.	1,197,000	2,002,242
Nan Ya Plastics Corp.	4,832,486	12,365,853
Nan Ya Printed Circuit Board Corp.	54,000	349,776
Nanya Technology Corp.	718,982	2,221,070
National Petroleum Co., Ltd.	2,365,468	4,259,829
New Era Electronics Co., Ltd.	70,000	52,317
Newmax Technology Co., Ltd. (a)	75,654	140,549
Nexcom International Co., Ltd.	1,215,638	1,094,585
Novatek Microelectronics Corp.	660,296	8,671,408
OBI Pharma, Inc. (a)	43,664	216,005
Oneness Biotech Co., Ltd. (a)	137,000	1,175,066
Pacific Hospital Supply Co., Ltd.	74,782	186,303
Pan Jit International, Inc.	99,900	192,348
Parade Technologies, Ltd.	29,000	1,145,633
PChome Online, Inc.	3,519	11,272
Pegatron Corp.	1,199,686	2,873,474
Pharmally International Holding Co., Ltd. (a)	23,076	46,484
Phytohealth Corp. (a)	9,000	8,104
Pihsiang Machinery Manufacturing Co., Ltd. (d)	51,000	—
Polaris Group/Tw (a)	206,330	125,936
Pou Chen Corp.	4,639,462	5,184,679
Powertech Technology, Inc.	1,211,285	4,091,072
President Chain Store Corp.	107,000	1,014,859
Promate Electronic Co., Ltd.	1,201,000	1,513,111
ProMOS Technologies, Inc. (a)(d)	257	—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Prosperity Dielectrics Co., Ltd.	52,000	$123,254
Quanta Computer, Inc.	2,884,975	8,306,444
Radiant Opto-Electronics Corp.	51,000	206,919
Realtek Semiconductor Corp.	287,000	3,988,665
Ritek Corp. (a)	173,938	67,475
Sampo Corp.	3,095,600	2,869,969
Sensortek Technology Corp.	4,000	96,804
Sesoda Corp.	1,427,652	1,227,055
Shanghai Commercial & Savings Bank, Ltd.	757,000	1,107,292
Shih Wei Navigation Co., Ltd. (a)	1,407,221	651,074
Shin Kong Financial Holding Co., Ltd.	6,194,755	1,942,337
Silicon Motion Technology Corp. ADR	16,989	818,020
Sinbon Electronics Co., Ltd.	548,710	4,218,142
Sino-American Silicon Products, Inc.	160,000	1,010,748
Sinon Corp.	2,404,000	1,839,490
SinoPac Financial Holdings Co., Ltd.	15,724,165	6,407,634
Sinphar Pharmaceutical Co., Ltd.	760,830	838,056
Solar Applied Materials Technology Co.	1,121,227	1,735,831
Stark Technology, Inc.	1,056,747	2,501,021
Supreme Electronics Co., Ltd.	3,544,818	4,327,257
Ta Ya Electric Wire & Cable	3,894,868	2,786,207
TA-I Technology Co., Ltd.	60,000	183,643
TaiMed Biologics, Inc. (a)	80,000	239,448
Taimide Tech, Inc.	61,950	121,925
Tainan Enterprises Co., Ltd.	906,589	614,653
Taishin Financial Holding Co., Ltd.	15,557,347	7,336,282
Taisun Enterprise Co., Ltd.	2,484,000	2,439,974
Taiwan Cement Corp.	6,932,727	10,658,901
Taiwan Chinsan Electronic Industrial Co., Ltd. (a)	79,983	126,103
Taiwan Cogeneration Corp.	1,138,000	1,567,393
Taiwan Cooperative Financial Holding Co., Ltd.	1,584,150	1,147,322
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	50,342
Taiwan FU Hsing Industrial Co., Ltd.	1,130,000	1,803,705
Taiwan Land Development Corp. (a)	3,644,750	980,650
Taiwan Mobile Co., Ltd.	269,000	946,832
Taiwan Paiho, Ltd.	1,038,433	2,734,858
Taiwan Sakura Corp.	1,225,726	2,259,684
Taiwan Semiconductor Manufacturing Co., Ltd.	12,201,560	230,152,566
Taiwan Surface Mounting Technology Corp.	62,000	284,647
Security Description	Shares	Value
Taiwan TEA Corp. (a)	2,341,913	$1,491,930
Taiwan Union Technology Corp.	260,612	1,122,288
Taiyen Biotech Co., Ltd.	1,191,500	1,386,649
TCI Co., Ltd.	28,724	204,456
Teapo Electronic Corp.	48,300	157,459
TPK Holding Co., Ltd. (a)	8,000	13,182
Transasia Airways Corp. (d)	361,784	—
Tripod Technology Corp.	1,023,923	4,318,274
TrueLight Corp. (a)	9,100	14,428
Tul Corp. (a)	48,000	230,621
Tung Thih Electronic Co., Ltd. (a)	5,000	35,412
Unimicron Technology Corp.	504,000	1,567,713
Uni-President Enterprises Corp.	2,404,993	5,777,530
United Microelectronics Corp. ADR (b)	1,604,410	13,525,176
United Renewable Energy Co., Ltd. (a)	79,295	40,215
Unity Opto Technology Co., Ltd. (a)(d)	12,759	936
Vanguard International Semiconductor Corp.	524,000	2,163,286
Ve Wong Corp.	943,340	1,228,779
Via Technologies, Inc. (a)	91,000	172,945
Visual Photonics Epitaxy Co., Ltd.	310,151	1,236,277
Voltronic Power Technology Corp.	41,000	1,634,280
Wafer Works Corp.	177,000	269,613
Walsin Lihwa Corp.	179,000	122,952
Walsin Technology Corp.	100,000	820,343
Wei Chuan Foods Corp.	1,125,000	892,857
Wei Mon Industry Co., Ltd. (d)	240,450	—
Weikeng Industrial Co., Ltd.	1,272,199	869,322
Win Semiconductors Corp.	156,000	1,920,991
Winbond Electronics Corp.	1,151,670	1,190,690
Wistron Corp.	3,588,476	3,959,099
Wiwynn Corp.	27,733	694,855
Yageo Corp.	228,858	4,219,106
Young Optics, Inc. (a)	43,000	92,893
Yuanta Financial Holding Co., Ltd.	2,028,400	1,483,508
Yulon Finance Corp.	10,890	38,951
Zeng Hsing Industrial Co., Ltd.	70,350	351,775
Zenitron Corp.	2,416,000	1,887,366
		760,997,682
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	295,965	6,901,468
THAILAND — 2.0%
Advanced Info Service PCL	1,362,242	8,002,490
Airports of Thailand PCL	3,220,200	6,690,836

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
B Grimm Power PCL	200,900	$325,222
Bangkok Commercial Asset Management PCL	136,386	99,695
Bangkok Dusit Medical Services PCL Class F	959,500	666,142
Bangkok Expressway & Metro PCL	21,971,139	6,086,798
Bangkok Land PCL	13,127,300	512,648
Bank of Ayudhya PCL	466,800	486,899
Banpu PCL (b)	4,032,060	1,480,396
Beauty Community PCL (a)(b)	972,800	51,303
BEC World PCL (a)	484,200	130,100
BTS Group Holdings PCL	604,000	187,490
Bumrungrad Hospital PCL	122,200	489,453
Central Pattana PCL	965,600	1,538,965
Central Plaza Hotel PCL (a)	722,900	571,853
Central Retail Corp. PCL (a)(b)	947,500	972,484
CH Karnchang PCL (a)	120,948	67,014
Charoen Pokphand Foods PCL	362,400	323,571
CP ALL PCL (a)	3,343,200	6,500,047
CPN Retail Growth Leasehold REIT	227,800	144,466
Delta Electronics Thailand PCL	1,200	19,466
Electricity Generating PCL	636,573	4,090,130
Energy Absolute PCL	1,465,700	2,409,403
Global Power Synergy PCL Class F	168,200	414,044
Gulf Energy Development PCL	2,317,020	2,648,796
Indorama Ventures PCL	564,600	697,270
IRPC PCL	15,215,958	1,889,298
Jasmine International PCL	5,041,141	535,074
Kasikornbank PCL	1,083,900	4,124,319
Krung Thai Bank PCL	842,000	311,956
Land & Houses PCL	1,316,100	349,232
Minor International PCL (a)	604,028	519,150
Muangthai Capital PCL (a)	209,900	413,354
Pruksa Holding PCL	483,700	201,811
PTT Exploration & Production PCL	1,542,872	5,059,652
PTT Global Chemical PCL	465,700	909,327
PTT PCL	8,334,460	11,822,916
Quality Houses PCL (b)	4,498,783	348,370
Sansiri PCL	4,672,533	126,327
Siam Cement PCL	555,950	7,014,322
Siam Commercial Bank PCL	1,858,000	5,426,402
Siam Future Development PCL	3,968,175	662,246
Sri Trang Agro-Industry PCL (b)	345,600	305,688
Sri Trang Gloves Thailand PCL (b)	465,100	1,179,826
Srisawad Corp. PCL	254,100	557,646
Security Description	Shares	Value
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,577,166	$884,392
Thai Airways International PCL (a)	1,173,900	123,816
Thai Beverage PCL	7,327,800	4,075,158
Thai Oil PCL	1,516,295	2,631,754
Thaicom PCL	725,800	207,129
Tisco Financial Group PCL	1,572,718	4,645,712
TMB Bank PCL	70,657,494	2,547,066
Total Access Communication PCL	121,700	135,064
True Corp. PCL (b)	9,290,610	1,066,746
TTCL PCL (a)	123,000	19,871
U City PCL Class F (a)(b)	1,566,450	74,244
		103,774,849
TURKEY — 0.6%
Akbank T.A.S. (a)	2,316,427	2,159,817
Anadolu Efes Biracilik Ve Malt Sanayii A/S	406,589	1,268,044
Aselsan Elektronik Sanayi Ve Ticaret A/S	224,620	551,539
Bera Holding A/S (a)	301,997	824,016
BIM Birlesik Magazalar A/S	225,451	2,290,151
Coca-Cola Icecek A/S (a)	8,463	74,923
Dogan Sirketler Grubu Holding A/S	2,760,675	1,140,299
Eregli Demir ve Celik Fabrikalari TAS	1,496,926	3,006,943
Ford Otomotiv Sanayi A/S	81,262	1,377,600
Gubre Fabrikalari TAS (a)	30,186	349,479
Haci Omer Sabanci Holding A/S	1,009,109	1,555,922
Izmir Demir Celik Sanayi A/S (a)	87,258	126,440
KOC Holding A/S	1,514,687	4,304,095
Logo Yazilim Sanayi Ve Ticaret A/S (a)	9,942	167,874
Migros Ticaret A/S (a)	15,720	90,524
MLP Saglik Hizmetleri AS (a)(c)	66,163	176,880
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (a)	30,631	124,791
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	82,610	151,716
Turk Hava Yollari AO (a)	496,859	863,027
Turkcell Iletisim Hizmetleri A/S	869,765	1,884,052
Turkiye Garanti Bankasi A/S (a)	2,183,394	3,046,323
Turkiye Halk Bankasi A/S (a)	193,676	144,882
Turkiye Is Bankasi A/S Class C (a)	2,360,501	2,223,143
Turkiye Petrol Rafinerileri AS (a)	115,530	1,678,741
Turkiye Sigorta A/S (a)	143,563	127,483

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Turkiye Vakiflar Bankasi TAO Class D (a)	330,218	$209,260
Ulker Biskuvi Sanayi A/S (a)	522,217	1,625,846
Yapi ve Kredi Bankasi A/S (a)	2,343,217	971,020
		32,514,830
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	2,077,485	3,506,638
Abu Dhabi National Oil Co. for Distribution PJSC	1,468,993	1,499,727
Agthia Group PJSC	70,094	81,102
Air Arabia PJSC	3,937,720	1,372,196
Ajman Bank PJSC (a)	1,538,297	326,660
Al Waha Capital PJSC (a)	737,830	241,045
Aldar Properties PJSC	3,303,436	2,832,943
Arabtec Holding PJSC (a)	504,845	72,844
Bank of Sharjah (a)	529,972	90,898
DAMAC Properties Dubai Co. PJSC (a)	2,737,806	968,963
Depa, Ltd. (a)	1,406,287	103,754
Deyaar Development PJSC (a)	2,511,262	192,114
Dubai Financial Market PJSC	1,585,307	401,382
Dubai Investments PJSC	1,344,864	530,894
DXB Entertainments PJSC (a)	6,114,788	148,161
Emaar Malls PJSC (a)	800,843	398,988
Emaar Properties PJSC (a)	2,852,556	2,741,386
Emirates NBD Bank PJSC	429,217	1,203,582
Emirates Telecommunications Group Co. PJSC	620,504	2,854,911
Eshraq Properties Co. PJSC (a)	3,795,734	328,613
First Abu Dhabi Bank PJSC	2,564,207	9,005,423
Gulf General Investment Co. (a)(d)	638,957	15,525
Gulf Pharmaceutical Industries PSC (a)	80,276	29,067
Invest bank PSC (a)	76,929	9,425
National Central Cooling Co. PJSC	1,801,121	1,299,422
Network International Holdings PLC (a)(c)	158,035	705,540
Orascom Construction PLC (e)	5,490	28,603
Orascom Construction PLC (e)	23,700	126,229
RAK Properties PJSC	3,027,054	395,570
Ras Al Khaimah Ceramics	208,008	84,944
SHUAA Capital PSC (a)	4,091,825	757,508
Union Properties PJSC (a)	1,016,516	77,488
		32,431,545
UNITED STATES — 0.1%
Ideanomics, Inc. (a)(b)	129,871	258,443
IntelliEPI, Inc.	209,000	389,764
Security Description	Shares	Value
JBS SA	464,116	$2,114,086
Legend Biotech Corp. ADR (a)	57,200	1,610,752
Titan Cement International SA	29,111	489,402
		4,862,447
TOTAL COMMON STOCKS (Cost $4,304,090,080)		5,185,630,647

PREFERRED STOCKS — 0.0% (f)
SOUTH AFRICA — 0.0% (f)
Zambezi Platinum RF, Ltd. , Preference Shares 10.50% (Cost: $445,807)	91,220	579,101
WARRANTS — 0.0% (f)
BRAZIL — 0.0% (f)
CVC Brasil Operadora e Agencia de Viagens SA (expiring 1/29/21) (a)	7,043	13,017
MALAYSIA — 0.0% (f)
GDEX Bhd, (expiring 01/04/28) (a)	160,613	—
Guan Chong Bhd (expiring 11/4/22) (a)	227,666	67,918
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	4,903
		72,821
THAILAND — 0.0% (f)
BTS Group Holdings PCL (expiring 2/16/21) (a)	43,400	14
Srisawad Corp. PCL (expiring 8/29/25) (a)	9,740	3,284
TTCL PCL (expiring 6/28/21) (a)	9,560	118
		3,416
TOTAL WARRANTS (Cost $0)		89,254
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.05% (g) (h)	1,576,400	1,576,400

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	90,544,417	$90,544,417
TOTAL SHORT-TERM INVESTMENTS (Cost $92,120,817)		92,120,817
TOTAL INVESTMENTS — 101.6% (Cost $4,396,656,704)		5,278,419,819
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(83,617,296)
NET ASSETS — 100.0%		$5,194,802,523
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.1% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $136,991, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,087,063,754	$98,429,902	$136,991	$5,185,630,647
Preferred Stocks	579,101	—	—	579,101
Warrants	89,254	—	—	89,254
Short-Term Investments	92,120,817	—	—	92,120,817
TOTAL INVESTMENTS	$5,179,852,926	$98,429,902	$136,991	$5,278,419,819
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	19.3%
Consumer Discretionary	18.5
Information Technology	15.2
Communication Services	10.9
Materials	8.1
Consumer Staples	6.6
Industrials	5.9
Energy	5.3
Health Care	4.9
Real Estate	2.8
Utilities	2.3
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,389,634	$5,389,634	$118,734,786	$122,548,020	$—	$—	1,576,400	$1,576,400	$2,121
State Street Navigator Securities Lending Portfolio II	54,591,785	54,591,785	200,215,621	164,262,989	—	—	90,544,417	90,544,417	166,245
Total		$59,981,419	$318,950,407	$286,811,009	$—	$—		$92,120,817	$168,366
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
CHILE — 1.1%
Aguas Andinas SA Class A	2,664,108	$858,626
Enel Chile SA	29,193,940	2,268,129
		3,126,755
CHINA — 20.4%
Agricultural Bank of China, Ltd. Class H	3,346,000	1,225,538
Bank of China, Ltd. Class H	4,372,000	1,494,200
Bank of Communications Co., Ltd. Class H	2,684,000	1,419,218
China Construction Bank Corp. Class H	1,523,000	1,156,905
China Mobile, Ltd.	835,500	4,762,679
China Overseas Land & Investment, Ltd.	1,291,500	2,808,242
China Power International Development, Ltd.	5,797,000	1,241,064
China Resources Land, Ltd.	854,000	3,524,443
China Telecom Corp., Ltd. Class H	18,362,000	5,091,445
China Vanke Co., Ltd. Class H	1,289,600	4,448,990
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,368,000	557,514
CITIC Securities Co., Ltd. Class H	331,000	746,194
CITIC Telecom International Holdings, Ltd.	1,671,000	525,834
CITIC, Ltd.	5,269,000	3,730,638
Far East Horizon, Ltd. (a)	649,000	668,766
Guangdong Investment, Ltd.	2,292,000	4,126,508
Hengan International Group Co., Ltd.	435,500	3,083,494
Industrial & Commercial Bank of China, Ltd. Class H	2,105,000	1,365,535
Jiangsu Expressway Co., Ltd. Class H	1,280,000	1,431,237
Lenovo Group, Ltd.	10,038,000	9,476,345
People's Insurance Co. Group of China, Ltd. Class H	3,547,000	1,125,327
PICC Property & Casualty Co., Ltd. Class H	2,032,000	1,538,312
Shenzhen Expressway Co., Ltd. Class H	1,312,000	1,235,206
Yuexiu Property Co., Ltd.	3,814,000	767,340
Yuexiu Transport Infrastructure, Ltd. (a)	1,542,000	1,050,028
		58,601,002
COLOMBIA — 0.3%
Bancolombia SA	80,680	825,080
CZECH REPUBLIC — 0.7%
CEZ A/S	81,182	1,947,876
HONG KONG — 2.0%
Xinyi Glass Holdings, Ltd.	2,090,000	5,835,617
Security Description	Shares	Value
INDIA — 6.3%
Chambal Fertilizers and Chemicals, Ltd.	322,159	$1,004,164
ITC, Ltd.	2,996,122	8,570,014
Power Grid Corp. of India, Ltd.	3,279,799	8,521,844
		18,096,022
MALAYSIA — 4.3%
CIMB Group Holdings Bhd	5,159,541	5,515,482
Malayan Banking Bhd	2,288,471	4,813,043
Maxis Bhd	702,000	881,317
Petronas Gas Bhd	280,400	1,197,582
		12,407,424
MEXICO — 8.2%
Bolsa Mexicana de Valores SAB de CV	228,304	540,354
Coca-Cola Femsa SAB de CV	221,280	1,016,252
Fomento Economico Mexicano SAB de CV (a)	128,460	9,733,414
Kimberly-Clark de Mexico SAB de CV Class A	1,794,891	3,061,823
Prologis Property Mexico SA de CV REIT	186,885	418,687
Wal-Mart de Mexico SAB de CV	3,103,977	8,720,515
		23,491,045
PHILIPPINES — 0.4%
Globe Telecom, Inc.	25,770	1,089,323
QATAR — 0.8%
Masraf Al Rayan QSC	1,095,207	1,362,617
Qatar Electricity & Water Co. QSC	193,257	947,442
		2,310,059
RUSSIA — 5.6%
Federal Grid Co. Unified Energy System PJSC	885,782,230	2,677,720
Inter Rao Use PJSC (b)	68,321,091	4,916,864
Severstal PAO	413,730	7,381,363
Unipro PJSC	25,671,119	970,753
		15,946,700
SAUDI ARABIA — 3.5%
Al Rajhi Bank	203,520	3,992,716
Arab National Bank	205,330	1,100,099
Saudi Airlines Catering Co.	66,728	1,371,343
Saudi Electricity Co.	643,825	3,655,366
		10,119,524
SOUTH AFRICA — 10.4%
AVI, Ltd.	364,198	1,815,442
Equites Property Fund, Ltd. REIT	410,762	485,742
FirstRand, Ltd.	1,872,776	6,507,462
Liberty Holdings, Ltd.	251,539	1,061,383
Sanlam, Ltd.	860,417	3,441,375
Santam, Ltd.	24,427	423,692

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SPAR Group, Ltd.	313,716	$4,048,114
Standard Bank Group, Ltd.	806,223	6,975,054
Vodacom Group, Ltd.	606,391	5,135,153
		29,893,417
TAIWAN — 25.4%
Charoen Pokphand Enterprise	519,000	1,337,305
Chung-Hsin Electric & Machinery Manufacturing Corp.	633,000	1,207,517
CTBC Financial Holding Co., Ltd.	2,639,000	1,850,249
Formosa Plastics Corp.	2,877,000	9,870,553
Formosa Taffeta Co., Ltd.	740,000	817,745
Fubon Financial Holding Co., Ltd.	1,128,000	1,876,788
Getac Technology Corp.	506,000	880,611
Huaku Development Co., Ltd.	354,000	1,106,171
King's Town Bank Co., Ltd.	390,000	538,544
Lien Hwa Industrial Holdings Corp.	1,314,148	1,992,409
Lite-On Technology Corp.	2,609,000	4,624,109
Mega Financial Holding Co., Ltd.	1,788,000	1,896,306
Pegatron Corp.	3,531,000	8,457,410
Quanta Computer, Inc.	2,762,000	7,952,374
Radiant Opto-Electronics Corp.	1,736,000	7,043,348
Shanghai Commercial & Savings Bank, Ltd.	1,063,000	1,554,890
SinoPac Financial Holdings Co., Ltd.	6,245,000	2,544,852
Taishin Financial Holding Co., Ltd.	3,384,800	1,596,149
Taiwan Cogeneration Corp.	592,000	815,375
Taiwan Cooperative Financial Holding Co., Ltd.	2,104,370	1,524,092
Taiwan Fertilizer Co., Ltd.	723,000	1,394,640
Taiwan Hon Chuan Enterprise Co., Ltd.	316,000	678,155
Topco Scientific Co., Ltd.	272,000	1,156,808
Vanguard International Semiconductor Corp.	1,247,000	5,148,124
Wistron Corp.	4,009,000	4,423,055
WT Microelectronics Co., Ltd.	478,000	685,579
		72,973,158
THAILAND — 7.3%
Advanced Info Service PCL NVDR	1,340,100	7,872,417
Pruksa Holding PCL NVDR	37,000	15,437
Ratch Group PCL NVDR	1,554,500	2,749,950
Ratch Group PCL	476,600	843,117
Siam Commercial Bank PCL NVDR	1,952,700	5,702,979
Security Description	Shares	Value
Thanachart Capital PCL NVDR	2,507,500	$2,887,475
Thanachart Capital PCL	234,400	269,920
TTW PCL NVDR	1,648,300	682,207
		21,023,502
TURKEY — 0.2%
Enka Insaat ve Sanayi A/S	709,494	703,528
UNITED ARAB EMIRATES — 2.4%
Abu Dhabi Islamic Bank PJSC	1,326,866	1,697,799
Emirates Telecommunications Group Co. PJSC	465,507	2,141,777
First Abu Dhabi Bank PJSC	874,361	3,070,731
		6,910,307
TOTAL COMMON STOCKS (Cost $277,082,484)		285,300,339

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	677,246	677,382
State Street Navigator Securities Lending Portfolio II (e) (f)	107,270	107,270
TOTAL SHORT-TERM INVESTMENTS (Cost $784,652)		784,652
TOTAL INVESTMENTS — 99.6% (Cost $277,867,136)		286,084,991
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		1,072,841
NET ASSETS — 100.0%		$287,157,832
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	31	03/19/2021	$1,948,280	$1,996,710	$48,430
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$284,187,302	$1,113,037	$—	$285,300,339
Short-Term Investments	784,652	—	—	784,652
TOTAL INVESTMENTS	$284,971,954	$1,113,037	$—	$286,084,991
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	48,430	—	—	48,430
TOTAL OTHER FINANCIAL INSTRUMENTS:	$48,430	$—	$—	$48,430
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$285,020,384	$1,113,037	$—	$286,133,421
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	26.1%
Information Technology	17.3
Consumer Staples	15.1
Utilities	13.4
Communication Services	9.6
Materials	7.1
Industrials	5.3
Real Estate	4.7
Consumer Discretionary	0.7
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	947,519	$947,709	$2,743,762	$3,014,089	$(51)	$51	677,246	$677,382	$104
State Street Navigator Securities Lending Portfolio II	430,383	430,383	4,916,172	5,239,285	—	—	107,270	107,270	3,105
Total		$1,378,092	$7,659,934	$8,253,374	$(51)	$51		$784,652	$3,209
See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.0% (a)
Globant SA (b)	16,777	$3,650,843
AUSTRALIA — 6.8%
Abacus Property Group REIT (c)	150,244	332,736
Afterpay, Ltd. (b)	88,420	8,051,059
AGL Energy, Ltd.	283,492	2,614,142
ALS, Ltd.	202,186	1,499,322
Altium, Ltd.	48,267	1,265,966
Alumina, Ltd.	2,861,822	4,052,277
AMP, Ltd.	1,569,422	1,889,230
Ampol, Ltd.	113,664	2,492,685
Ansell, Ltd.	247,280	6,636,499
APA Group Stapled Security	780,326	5,810,638
Ardent Leisure Group, Ltd. (b)(c)	2,763,827	1,471,568
Aristocrat Leisure, Ltd.	415,189	9,931,801
ASX, Ltd.	86,235	4,791,114
Atlas Arteria, Ltd. Stapled Security	263,730	1,322,797
Aurizon Holdings, Ltd.	927,942	2,792,582
AusNet Services	751,634	1,017,897
Australia & New Zealand Banking Group, Ltd.	1,162,869	20,369,347
Avita Medical, Ltd. CDI (b)	602	2,295
Bendigo & Adelaide Bank, Ltd. (c)	243,149	1,748,674
Betmakers Technology Group, Ltd. (b)(c)	7,253,911	3,750,313
BHP Group PLC	794,056	20,894,611
BHP Group, Ltd.	1,115,327	36,517,052
Bigtincan Holdings, Ltd. (b)	335,451	284,736
BlueScope Steel, Ltd.	356,872	4,813,648
Boral, Ltd.	300,388	1,147,383
Brambles, Ltd.	1,128,885	9,233,706
BWP Trust REIT	1,721,382	5,871,107
carsales.com, Ltd.	152,968	2,361,936
Chalice Mining, Ltd. (b)(c)	475,931	1,432,284
Challenger, Ltd.	280,322	1,393,040
Charter Hall Group REIT	185,233	2,102,575
CIMIC Group, Ltd. (b)	50,247	944,901
Cleanaway Waste Management, Ltd.	828,836	1,502,993
Coca-Cola Amatil, Ltd.	266,378	2,657,770
Cochlear, Ltd.	23,187	3,381,636
Coles Group, Ltd.	498,351	6,975,785
Commonwealth Bank of Australia	711,494	45,080,400
Computershare, Ltd.	204,290	2,299,974
Crown Resorts, Ltd.	147,654	1,097,216
CSL, Ltd.	198,888	43,460,190
CSR, Ltd. (c)	995,132	4,016,085
De Grey Mining, Ltd. (b)	492,931	386,076
Deterra Royalties, Ltd. (b)	228,146	845,035
Dexus REIT	462,461	3,354,466
Security Description	Shares	Value
Domain Holdings Australia, Ltd.	68,134	$236,065
Domino's Pizza Enterprises, Ltd.	25,719	1,720,257
Dubber Corp., Ltd. (b)	859,631	1,104,452
Evolution Mining, Ltd.	614,200	2,364,998
Flight Centre Travel Group, Ltd. (b)(c)	22,272	272,401
Fortescue Metals Group, Ltd.	722,484	13,062,340
Galaxy Resources, Ltd. (b)	66,597	114,599
Glencore PLC (b)	4,964,158	15,810,803
Goodman Group REIT	667,385	9,738,419
GPT Group REIT	743,302	2,581,061
GWA Group, Ltd. (c)	936,941	2,523,238
Harvey Norman Holdings, Ltd. (c)	246,763	893,045
Iluka Resources, Ltd.	228,146	1,142,557
Incitec Pivot, Ltd. (b)	713,611	1,255,500
Ingenia Communities Group REIT	643,492	2,443,030
Insurance Australia Group, Ltd.	1,751,459	6,352,114
JB Hi-Fi, Ltd. (c)	46,183	1,732,677
Kogan.com, Ltd. (c)	61,448	900,911
LendLease Corp., Ltd. Stapled Security	237,879	2,404,628
Liontown Resources, Ltd. (b)(c)	1,004,319	263,494
LIVETILES, Ltd. (b)(c)	3,397,696	629,240
Mach7 Technologies, Ltd. (b)	259,269	250,081
Macquarie Group, Ltd.	167,869	17,938,165
Magellan Financial Group, Ltd.	57,254	2,370,702
Medibank Pvt, Ltd.	1,160,610	2,695,711
Megaport, Ltd. (b)	89,946	989,048
Mesoblast, Ltd. (b)(c)	300,970	522,548
Mineral Resources, Ltd.	63,231	1,827,268
Mirvac Group REIT	1,597,657	3,254,677
National Australia Bank, Ltd.	1,178,382	20,550,150
Newcrest Mining, Ltd.	367,073	7,302,235
NEXTDC, Ltd. (b)	176,959	1,670,012
nib holdings, Ltd.	184,525	850,061
Nine Entertainment Co. Holdings, Ltd.	202,391	362,326
Northern Star Resources, Ltd.	307,451	3,010,634
Oil Search, Ltd.	549,718	1,573,745
Orica, Ltd.	128,597	1,503,363
Origin Energy, Ltd.	948,873	3,485,263
Orora, Ltd.	635,879	1,324,826
OZ Minerals, Ltd.	201,991	2,942,758
Perpetual, Ltd. (c)	127,545	3,421,083
Pilbara Minerals, Ltd. (b)	700,927	470,557
PointsBet Holdings, Ltd. (b)	306,732	2,809,508
PolyNovo, Ltd. (b)(c)	611,170	1,829,845
Qantas Airways, Ltd. (b)	426,734	1,597,053
QBE Insurance Group, Ltd.	571,715	3,763,129

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Qube Holdings, Ltd.	772,118	$1,751,667
Ramsay Health Care, Ltd.	54,444	2,612,289
REA Group, Ltd. (c)	21,838	2,508,484
Redbubble, Ltd. (b)	217,642	927,048
Rio Tinto PLC	427,777	31,985,797
Rio Tinto, Ltd.	164,088	14,412,988
Santos, Ltd.	1,057,606	5,116,959
Saracen Mineral Holdings, Ltd. (b)	434,418	1,592,289
Scentre Group REIT	2,203,167	4,726,206
SEEK, Ltd.	149,223	3,285,171
Silver Mines, Ltd. (b)	3,136,821	556,722
Sonic Healthcare, Ltd.	258,035	6,401,475
South32, Ltd. (d)	742,270	1,414,213
South32, Ltd. (d)	1,333,224	2,541,093
Spark Infrastructure Group Stapled Security (c)	716,717	1,166,946
Splitit, Ltd. (b)	471,057	470,721
Stockland REIT	1,049,239	3,384,318
Suncorp Group, Ltd.	526,543	3,957,430
Sydney Airport Stapled Security (b)	558,374	2,761,873
Tabcorp Holdings, Ltd.	1,416,599	4,263,164
Telstra Corp., Ltd.	1,827,768	4,202,985
Temple & Webster Group, Ltd. (b)	116,069	991,481
TPG TELECOM, Ltd. (b)	98,926	551,148
Transurban Group Stapled Security	1,060,906	11,182,736
Treasury Wine Estates, Ltd.	527,740	3,827,968
TUAS, Ltd. (b)	49,464	28,627
Vicinity Centres REIT	1,376,715	1,705,060
Wesfarmers, Ltd.	498,360	19,381,803
West African Resources, Ltd. (b)	471,616	380,299
Westpac Banking Corp.	1,415,120	21,151,606
Whispir, Ltd. (b)(c)	329,317	914,823
WiseTech Global, Ltd.	58,495	1,387,984
Woodside Petroleum, Ltd.	459,091	8,055,819
Woolworths Group, Ltd.	449,695	13,640,854
Worley, Ltd.	386,982	3,431,083
Zip Co., Ltd. (b)(c)	34,583	141,169
		626,570,422
AUSTRIA — 0.2%
ams AG (b)	25,814	565,370
ANDRITZ AG	14,978	686,871
Erste Group Bank AG	148,766	4,539,644
OMV AG	147,530	5,956,841
Raiffeisen Bank International AG (b)	55,792	1,138,648
Voestalpine AG	131,332	4,708,254
		17,595,628
BELGIUM — 0.8%
Ackermans & van Haaren NV	9,503	1,430,170
Aedifica SA REIT	49,464	5,949,281
Security Description	Shares	Value
Ageas SA/NV	137,802	$7,347,920
Anheuser-Busch InBev SA	310,203	21,638,080
Bekaert SA	40,922	1,359,904
Celyad Oncology SA (b)(c)	10,749	87,066
Etablissements Franz Colruyt NV	25,954	1,539,214
Euronav NV	75,917	613,062
Galapagos NV (b)	17,773	1,750,130
Gimv NV	8,130	497,373
Groupe Bruxelles Lambert SA (d)	46,696	4,714,771
KBC Group NV (b)	142,240	9,968,882
Proximus SADP	59,893	1,187,903
Solvay SA	31,289	3,708,920
UCB SA	81,430	8,417,052
Umicore SA	82,962	3,988,255
		74,197,983
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	169,780	7,084,384
Yara International ASA (c)	105,158	4,372,397
		11,456,781
CANADA — 8.1%
AGF Management, Ltd. Class B	279,331	1,333,071
Agnico Eagle Mines, Ltd.	97,828	6,879,443
Aimia, Inc. (b)	100,813	326,811
Air Canada (b)(c)	110,743	1,979,292
Alamos Gold, Inc. Class A	161,965	1,413,698
Algonquin Power & Utilities Corp. (c)	113,569	1,867,559
Alimentation Couche-Tard, Inc. Class B	353,563	12,038,903
AltaGas, Ltd. (c)	61,234	899,765
Aphria, Inc. (b)(c)	39,425	272,323
ARC Resources, Ltd.	156,621	737,620
Atco, Ltd. Class I	31,289	896,182
Athabasca Oil Corp. (b)(c)	142,910	19,070
Aurora Cannabis, Inc. (b)	35,038	291,525
B2Gold Corp.	466,095	2,608,522
Badger Daylighting, Ltd. (c)	27,279	814,302
Ballard Power Systems, Inc. (b)	67,381	1,575,044
Bank of Montreal	260,880	19,817,870
Bank of Nova Scotia (c)	502,420	27,132,257
Barrick Gold Corp.	833,315	18,968,709
BCE, Inc.	114,887	4,908,398
BlackBerry, Ltd. (b)	271,175	1,796,481
Bombardier, Inc. Class B (b)(c)	1,007,470	379,581
Boralex, Inc. Class A	30,579	1,133,871
Brookfield Asset Management, Inc. Class A	656,593	27,119,249
Burcon NutraScience Corp. (b)(c)	153,000	413,124
CAE, Inc.	120,743	3,342,705

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Cameco Corp. (c)	280,129	$3,748,979
Canada Goose Holdings, Inc. (b)(c)	24,530	730,258
Canadian Apartment Properties REIT	31,367	1,230,798
Canadian Imperial Bank of Commerce	186,158	15,886,262
Canadian National Railway Co.	296,455	32,563,511
Canadian Natural Resources, Ltd.	547,711	13,151,083
Canadian Pacific Railway, Ltd. (c)	57,006	19,756,561
Canadian Solar, Inc. (b)(c)	19,052	976,225
Canadian Tire Corp., Ltd. Class A (c)	35,360	4,644,261
Canadian Utilities, Ltd. Class A (c)	49,014	1,196,111
Canadian Western Bank (c)	185,964	4,177,621
Canopy Growth Corp. (b)(c)	72,110	1,772,751
Cargojet, Inc. (c)	5,540	934,190
CCL Industries, Inc. Class B	50,429	2,287,513
Cenovus Energy, Inc.	322,621	1,962,569
CES Energy Solutions Corp. (c)	131,332	131,951
CGI, Inc. (b)	93,133	7,382,654
Choice Properties Real Estate Investment Trust	62,717	640,462
CI Financial Corp.	101,178	1,253,209
Cineplex, Inc. (c)	25,954	188,849
Colliers International Group, Inc. (c)	11,965	1,063,890
Constellation Software, Inc.	8,201	10,640,186
Crescent Point Energy Corp. (c)	298,258	695,311
CT Real Estate Investment Trust	122,000	1,500,581
Descartes Systems Group, Inc. (b)(c)	33,907	1,981,457
Docebo, Inc. (b)	28,389	1,843,948
Dollarama, Inc.	143,057	5,825,587
Dorel Industries, Inc. Class B (b)	20,500	240,239
ECN Capital Corp. (c)	12,335	62,643
Element Fleet Management Corp. (c)	161,444	1,695,542
Emera, Inc.	61,269	2,601,768
Empire Co., Ltd. Class A	67,430	1,841,358
Enbridge, Inc.	811,746	25,938,917
Enerplus Corp. (c)	65,407	204,333
Enghouse Systems, Ltd.	16,420	794,579
Exchange Income Corp.	59,863	1,721,649
Fairfax Financial Holdings, Ltd.	16,264	5,538,569
Finning International, Inc. (c)	58,515	1,241,492
Firm Capital Mortgage Investment Corp.	244,095	2,439,034
Security Description	Shares	Value
First Capital Real Estate Investment Trust	56,220	$597,944
First Majestic Silver Corp. (b)(c)	115,062	1,542,589
FirstService Corp. (c)	13,300	1,818,780
Fortis, Inc.	171,482	6,999,265
Franco-Nevada Corp.	72,282	9,055,108
George Weston, Ltd.	29,971	2,236,768
Gildan Activewear, Inc.	97,169	2,714,478
GoldMining, Inc. (b)(c)	91,700	199,379
Goodfood Market Corp. (b)	207,170	1,970,879
Gran Tierra Energy, Inc. (b)	209,524	77,297
Granite Real Estate Investment Trust	10,980	671,383
Great Canadian Gaming Corp. (b)(c)	24,276	828,509
Great-West Lifeco, Inc.	127,228	3,030,903
H&R Real Estate Investment Trust	56,220	586,471
Home Capital Group, Inc. (b)	23,517	548,238
Husky Energy, Inc. (c)	250,707	1,239,760
Hydro One, Ltd. (e)	69,853	1,570,870
iA Financial Corp., Inc.	39,382	1,705,729
IAMGOLD Corp. (b)(c)	354,153	1,298,190
IGM Financial, Inc. (c)	33,349	903,355
Imperial Oil, Ltd. (c)	103,827	1,968,964
Innergex Renewable Energy, Inc. (c)	211,989	4,554,269
Intact Financial Corp.	58,936	6,972,397
Inter Pipeline, Ltd. (c)	140,954	1,313,284
International Petroleum Corp. (b)(c)	31,308	69,497
Keyera Corp. (c)	72,136	1,280,782
Kinross Gold Corp.	460,200	3,373,837
Kirkland Lake Gold, Ltd.	110,800	4,574,631
Lightspeed POS, Inc. (b)(c)	31,656	2,232,320
Linamar Corp.	20,500	1,084,859
Lithium Americas Corp. (b)	29,200	366,261
Loblaw Cos., Ltd.	79,512	3,920,054
Magna International, Inc.	164,715	11,650,289
Manulife Financial Corp.	871,824	15,499,854
Maple Leaf Foods, Inc. (c)	31,282	692,918
Methanex Corp.	35,368	1,623,763
Metro, Inc.	102,755	4,581,228
Morneau Shepell, Inc. (c)	28,185	686,484
MTY Food Group, Inc. (c)	69,520	3,162,232
National Bank of Canada (c)	157,014	8,829,265
New Gold, Inc. (b)	250,763	551,127
Northern Dynasty Minerals, Ltd. (b)(c)	504,000	162,198
Northland Power, Inc. (c)	63,174	2,264,644
Nutrien, Ltd. (c)	325,024	15,623,603
Onex Corp. (c)	34,062	1,953,351
Open Text Corp.	91,632	4,160,122
Osisko Gold Royalties, Ltd. (c)	59,370	751,678
Pan American Silver Corp.	74,085	2,552,850

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Parex Resources, Inc. (b)(c)	152,740	$2,100,475
Pembina Pipeline Corp. (c)	165,079	3,900,218
Peyto Exploration & Development Corp. (c)	55,788	127,866
Pizza Pizza Royalty Corp. (c)	113,545	819,948
Power Corp. of Canada	266,042	6,103,931
PrairieSky Royalty, Ltd. (c)	86,206	682,746
Precision Drilling Corp. (b)	6,489	106,605
Premium Brands Holdings Corp. (c)	12,125	958,674
Pretium Resources, Inc. (b)	76,474	875,789
Quebecor, Inc. Class B (c)	69,288	1,781,691
Real Matters, Inc. (b)	44,441	670,103
Restaurant Brands International, Inc. (c)	95,793	5,852,095
RioCan Real Estate Investment Trust	65,382	859,614
Ritchie Bros Auctioneers, Inc.	44,900	3,118,330
Rogers Communications, Inc. Class B	236,537	11,002,498
Royal Bank of Canada	594,139	48,776,294
Russel Metals, Inc. (c)	24,561	438,204
Sandstorm Gold, Ltd. (b)	72,412	518,365
Saputo, Inc.	109,754	3,069,494
Secure Energy Services, Inc. (c)	72,055	139,133
Seven Generations Energy, Ltd. Class A (b)	73,208	379,831
Shaw Communications, Inc. Class B (c)	352,674	6,184,252
Sherritt International Corp. (b)(c)	234,335	75,414
Shopify, Inc. Class A (b)	42,782	48,266,424
SmartCentres Real Estate Investment Trust	28,258	511,927
SNC-Lavalin Group, Inc. (c)	83,435	1,423,110
SSR Mining, Inc. (b)	39,257	787,605
Stantec, Inc. (c)	32,632	1,057,338
Stella-Jones, Inc.	24,937	905,875
Sun Life Financial, Inc.	324,150	14,401,013
Suncor Energy, Inc.	797,752	13,368,921
TC Energy Corp. (c)	380,421	15,452,737
Teck Resources, Ltd. Class B	246,617	4,471,627
TELUS Corp.	414,134	8,194,912
Thomson Reuters Corp.	105,194	8,602,128
Tilray, Inc. Class 2 (b)(c)	14,400	118,944
TMX Group, Ltd.	20,457	2,041,525
Topicus.com, Inc. (b)	15,252	57,613
Torex Gold Resources, Inc. (b)	35,317	529,201
Toromont Industries, Ltd.	32,632	2,284,752
Toronto-Dominion Bank	810,862	45,774,878
Tourmaline Oil Corp.	53,125	715,561
TransAlta Corp.	116,141	881,541
Transat AT, Inc. (b)(c)	140,612	605,934
Trillium Therapeutics, Inc. (b)(c)	33,825	497,286
Security Description	Shares	Value
Vermilion Energy, Inc. (c)	46,400	$206,870
Well Health Technologies Corp. (b)	18,500	116,896
West Fraser Timber Co., Ltd. (c)	17,623	1,131,247
Whitecap Resources, Inc. (c)	151,415	577,611
WSP Global, Inc. (c)	25,780	2,440,196
Xenon Pharmaceuticals, Inc. (b)(c)	52,764	811,510
Yamana Gold, Inc.	490,309	2,797,917
Zymeworks, Inc. (b)	15,035	710,554
		745,790,155
CAYMAN ISLANDS — 0.0% (a)
Endeavour Mining Corp. (b)	58,860	1,368,472
CHILE — 0.1%
Antofagasta PLC	144,318	2,841,752
Lundin Mining Corp.	309,653	2,746,530
		5,588,282
CHINA — 0.5%
Alibaba Health Information Technology, Ltd. (b)	1,980,000	5,847,676
BOC Hong Kong Holdings, Ltd.	11,000	33,338
Budweiser Brewing Co. APAC, Ltd. (e)	539,300	1,780,545
China Evergrande New Energy Vehicle Group, Ltd. (b)(c)	849,500	3,308,666
China Shandong Hi-Speed Financial Group, Ltd. (b)(c)	10,560,000	531,143
China Tobacco International HK Co., Ltd. (c)	288,000	551,943
China Traditional Chinese Medicine Holdings Co., Ltd.	1,956,000	968,685
ENN Energy Holdings, Ltd.	121,100	1,777,334
Fosun International, Ltd. (c)	710,500	1,116,076
Futu Holdings, Ltd. ADR (b)(c)	28,842	1,319,521
Gemdale Properties & Investment Corp., Ltd. (c)	2,814,000	402,837
HC Group, Inc. (b)(c)	615,500	88,112
HengTen Networks Group, Ltd. (b)(c)	20,340,000	695,151
Kerry Logistics Network, Ltd.	201,500	441,780
Nexteer Automotive Group, Ltd.	320,000	343,778
Noble Group, Ltd. (b)(c)(f)	60,740	931
Prosus NV	178,486	19,296,634
VSTECS Holdings, Ltd.	882,000	723,450
Wilmar International, Ltd.	1,360,000	4,784,928
Zhongyu Gas Holdings, Ltd.	277,000	252,213
		44,264,741

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COLOMBIA — 0.0% (a)
Millicom International Cellular SA SDR (b)	24,918	$982,453
DENMARK — 2.0%
Ambu A/S Class B (c)	143,421	6,205,048
AP Moller - Maersk A/S Class A	1,356	2,819,660
AP Moller - Maersk A/S Class B	2,713	6,062,831
Ascendis Pharma A/S ADR (b)	14,714	2,454,001
Asetek A/S (b)	9,180	116,654
Bavarian Nordic A/S (b)(c)	28,530	876,980
Carlsberg AS Class B	43,551	6,981,332
cBrain A/S	8,789	274,498
Chr. Hansen Holding A/S (b)	40,807	4,201,776
Coloplast A/S Class B	36,710	5,609,537
Danske Bank A/S (b)	420,373	6,954,967
DSV Panalpina A/S	83,361	13,976,859
FLSmidth & Co. A/S (b)	76,962	2,945,139
Genmab A/S (b)	23,065	9,338,225
GN Store Nord A/S	59,984	4,803,847
H&H International A/S Class B (b)	38,247	829,885
ISS A/S (b)	75,281	1,304,285
Jyske Bank A/S (b)	20,342	779,439
NNIT A/S (e)	4,020	80,354
Novo Nordisk A/S Class B	710,385	49,820,952
Novozymes A/S Class B	91,662	5,266,026
Orsted A/S (e)	84,772	17,327,851
Pandora A/S	51,697	5,787,073
SimCorp A/S	16,375	2,437,341
Vestas Wind Systems A/S	113,479	26,851,816
Zealand Pharma A/S (b)	40,544	1,470,207
		185,576,583
EGYPT — 0.0% (a)
Centamin PLC	956,183	1,616,825
FINLAND — 1.1%
Cargotec Oyj Class B	27,531	1,139,245
Caverion Oyj (b)	109,621	779,277
Citycon Oyj (c)	65,484	635,375
Elisa Oyj	64,008	3,514,083
Fortum Oyj	188,419	4,541,639
Huhtamaki Oyj	39,161	2,024,906
Kemira Oyj	41,316	654,145
Kesko Oyj Class B	125,404	3,228,337
Kone Oyj Class B	161,049	13,096,042
Konecranes Oyj	28,645	1,008,698
Metsa Board Oyj	80,689	851,027
Neles Oyj	53,080	704,989
Neste Oyj	158,860	11,499,115
Nokia Oyj (b)(d)	1,661,232	6,404,723
Nokia Oyj (b)(d)	887,410	3,410,468
Nokian Renkaat Oyj (c)	46,391	1,635,872
Nordea Bank Abp (b)(d)	1,343,948	11,000,260
Security Description	Shares	Value
Nordea Bank Abp (b)(d)	18,760	$153,148
Orion Oyj Class B	42,200	1,937,817
Outokumpu Oyj (b)(c)	252,734	995,729
Outotec Oyj	363,635	3,637,267
QT Group Oyj (b)	2,043	143,984
Sampo Oyj Class A	184,841	7,818,427
Sanoma Oyj	32,820	551,756
Stora Enso Oyj Class R	235,796	4,513,710
Terveystalo Oyj (e)	53,663	659,220
Tokmanni Group Corp.	48,207	957,895
UPM-Kymmene Oyj	216,171	8,059,193
Uponor Oyj	52,908	1,175,598
Valmet Oyj	55,074	1,574,132
Wartsila OYJ Abp	188,428	1,878,991
YIT Oyj (c)	52,236	315,221
		100,500,289
FRANCE — 7.9%
Accor SA (b)	147,890	5,356,143
Adevinta ASA (b)	57,199	962,007
Aeroports de Paris (b)	13,582	1,763,197
Air Liquide SA	183,540	30,148,569
Airbus SE (b)	247,019	27,135,114
Albioma SA	130,783	7,520,918
Alstom SA (b)	161,759	9,225,061
Alten SA (b)	11,950	1,354,675
Arkema SA	17,777	2,033,723
Atos SE (b)	35,852	3,280,353
AXA SA	603,989	14,419,576
BioMerieux	17,584	2,482,820
BNP Paribas SA (b)	459,273	24,222,572
Bollore SA	226,168	935,893
Bouygues SA	135,410	5,575,162
Bureau Veritas SA (b)	96,751	2,575,942
Capgemini SE	65,428	10,150,901
Carrefour SA	408,885	7,019,086
Casino Guichard Perrachon SA (b)(c)	58,521	1,803,689
CGG SA (b)	290,494	287,901
Christian Dior SE	1,287	715,863
Cie de Saint-Gobain (b)	274,954	12,615,748
Cie Generale des Etablissements Michelin SCA	64,055	8,225,403
Cie Plastic Omnium SA	29,980	1,035,167
Claranova SADIR (b)	50,111	411,719
CNP Assurances (b)	64,602	1,041,797
Covivio REIT	25,385	2,340,357
Credit Agricole SA (b)	501,021	6,326,410
Danone SA	222,956	14,665,609
Dassault Systemes SE	42,298	8,598,880
Edenred	167,098	9,488,652
Eiffage SA (b)	21,841	2,112,230
Electricite de France SA (b)	175,695	2,772,059
Elior Group SA (c)(e)	49,463	334,073
Elis SA (b)	76,634	1,278,024
Engie SA (b)	681,345	10,437,418

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
EssilorLuxottica SA	99,981	$15,603,414
Eurazeo SE (b)	20,922	1,420,751
Eutelsat Communications SA	35,460	401,764
Faurecia SE (b)	23,167	1,187,980
Fnac Darty SA (b)(d)	13,961	900,220
Fnac Darty SA (b)(d)	1,233	79,656
Gaztransport Et Technigaz SA	9,256	896,954
Gecina SA REIT	17,800	2,750,711
Getlink SE (b)	170,233	2,953,532
Hermes International	14,971	16,112,307
ICADE REIT	18,734	1,441,793
Iliad SA	6,711	1,380,310
Imerys SA	16,192	765,921
Ipsen SA	14,935	1,240,785
Kering SA	31,348	22,798,713
Klepierre SA REIT (c)	79,387	1,786,293
Lagardere SCA (b)(c)	129,844	3,253,670
Legrand SA	113,823	10,166,573
L'Oreal SA	93,955	35,729,143
LVMH Moet Hennessy Louis Vuitton SE	105,420	65,899,270
McPhy Energy SA (b)	2,539	106,711
Nanobiotix SA (b)	35,268	595,500
Natixis SA (b)	195,407	666,823
Nexans SA (b)	40,824	2,959,549
Novacyt SA (b)	31,614	379,077
Orange SA	871,891	10,384,252
Orpea SA (b)	19,063	2,508,553
Pernod Ricard SA	87,508	16,788,640
Peugeot SA (b)(c)	251,924	6,895,364
Poxel SA (b)	10,000	77,818
Publicis Groupe SA	153,144	7,637,581
Renault SA (b)	100,563	4,400,048
Rexel SA (b)	123,261	1,944,772
Rubis SCA	41,198	1,914,489
Safran SA (b)	138,253	19,614,038
Sanofi	473,170	45,563,138
Sartorius Stedim Biotech	9,720	3,463,214
Schneider Electric SE (d)	237,946	34,441,721
Schneider Electric SE (d)	2,000	291,327
SCOR SE (b)	76,574	2,475,346
SEB SA	10,902	1,987,532
Societe BIC SA	10,948	619,672
Societe Generale SA (b)	309,267	6,441,186
Sodexo SA	42,197	3,573,838
SOITEC (b)	8,369	1,631,214
Suez SA	162,673	3,228,405
Technicolor SA (b)(c)	7,239	16,111
Teleperformance	24,424	8,107,525
Television Francaise 1 (b)(c)	49,139	396,217
Thales SA	42,247	3,871,679
TOTAL SE	1,039,802	44,910,412
Ubisoft Entertainment SA (b)	66,064	6,372,842
Unibail-Rodamco-Westfield (c)	303,761	1,195,426
Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (d)	40,292	$3,183,747
Valeo SA	160,218	6,328,001
Vallourec SA (b)(c)	5,229	171,113
Veolia Environnement SA	358,267	8,771,535
Vinci SA	199,631	19,872,871
Vivendi SA	460,027	14,848,405
Wendel SE	12,215	1,463,928
Worldline SA (b)(e)	48,575	4,701,224
		732,223,315
GERMANY — 7.2%
1&1 Drillisch AG	17,758	444,116
Aareal Bank AG (b)	20,502	490,416
Adidas AG (b)	81,957	29,872,959
ADLER Group SA (b)(e)	25,091	890,303
Affimed NV (b)	233,510	1,359,028
AIXTRON SE (b)	46,348	808,955
Allianz SE	151,141	37,115,161
alstria office REIT-AG	64,428	1,166,697
Aroundtown SA	409,197	3,064,118
AURELIUS Equity Opportunities SE & Co. KGaA (b)	21,499	457,709
Aurubis AG	12,200	950,272
BASF SE	375,039	29,698,645
Bayer AG	378,081	22,276,550
Bayerische Motoren Werke AG	132,261	11,688,832
Bayerische Motoren Werke AG Preference Shares	17,775	1,200,523
Bechtle AG	10,928	2,385,378
Beiersdorf AG	34,531	3,990,128
Bilfinger SE	51,579	1,632,011
BioNTech SE (b)	1,500	122,280
Brenntag AG	65,306	5,061,192
CANCOM SE	22,262	1,235,546
Carl Zeiss Meditec AG	14,969	1,994,538
CECONOMY AG (b)	68,108	472,084
Commerzbank AG (b)	384,475	2,477,255
CompuGroup Medical SE & Co. KgaA	16,560	1,592,592
Continental AG	43,457	6,447,082
Covestro AG (e)	75,511	4,663,922
CTS Eventim AG & Co. KGaA (b)	19,161	1,275,378
Daimler AG	385,787	27,278,593
Delivery Hero SE (b)(e)	46,944	7,294,668
Deutsche Bank AG (b)	850,920	9,317,190
Deutsche Boerse AG	97,197	16,560,359
Deutsche EuroShop AG (b)	25,944	585,673
Deutsche Lufthansa AG (b)	76,815	1,016,469
Deutsche Pfandbriefbank AG (b)(e)	86,258	928,233
Deutsche Post AG	473,785	23,477,834
Deutsche Telekom AG	1,145,790	20,965,882
Deutsche Wohnen SE	148,019	7,912,636

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Deutz AG (b)	49,530	$309,072
DMG Mori AG	29,971	1,507,179
Duerr AG	19,194	784,393
DWS Group GmbH & Co. KGaA (e)	13,835	589,088
E.ON SE	848,755	9,412,911
Encavis AG	67,191	1,755,216
Evonik Industries AG	50,488	1,648,146
Evotec SE (b)	48,991	1,815,072
Fielmann AG (b)	10,824	880,044
Fraport AG Frankfurt Airport Services Worldwide (b)	21,772	1,314,907
Freenet AG	54,431	1,145,171
Fresenius Medical Care AG & Co. KGaA	90,369	7,540,941
Fresenius SE & Co. KGaA	166,579	7,712,463
Fuchs Petrolub SE Preference Shares	28,683	1,629,816
Fuchs Petrolub SE	22,771	1,054,556
GEA Group AG	73,972	2,650,087
Gerresheimer AG	17,690	1,899,313
Grand City Properties SA	47,264	1,212,114
GRENKE AG	10,826	514,216
Hamborner REIT AG	203,998	2,248,163
Hannover Rueck SE	24,625	3,925,928
Hapag-Lloyd AG (e)	11,175	1,256,564
HeidelbergCement AG	59,861	4,483,932
Hella GmbH & Co. KGaA (b)	17,788	1,151,342
HelloFresh SE (b)	53,652	4,148,821
Henkel AG & Co. KGaA Preference Shares	83,177	9,393,483
Henkel AG & Co. KGaA	46,478	4,484,054
HOCHTIEF AG	6,809	662,743
HUGO BOSS AG	27,261	910,263
Hypoport AG (b)	1,580	995,603
Infineon Technologies AG	475,054	18,245,509
Jenoptik AG	20,754	637,886
Jumia Technologies AG ADR (b)	27,400	1,105,590
Jungheinrich AG Preference Shares	19,161	858,067
K+S AG	88,812	846,290
KION Group AG	34,960	3,043,891
Krones AG	6,736	544,373
LANXESS AG	38,199	2,933,301
LEG Immobilien AG	25,270	3,928,582
Leoni AG (b)	13,588	110,560
Marley Spoon AG ADR (b)	120,452	250,956
Merck KGaA	86,323	14,823,837
METRO AG	68,108	766,335
MorphoSys AG (b)	9,484	1,088,701
MTU Aero Engines AG	21,728	5,673,301
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	61,749	18,344,264
Nemetschek SE	21,697	1,603,461
New Work SE	1,238	424,131
Security Description	Shares	Value
Nordex SE (b)	25,678	$696,230
Norma Group SE	20,466	1,048,724
Northern Data AG (b)(c)	12,560	1,183,320
PATRIZIA AG	31,806	1,021,551
Pfeiffer Vacuum Technology AG	2,674	513,014
Porsche Automobil Holding SE Preference Shares	73,476	5,070,448
ProSiebenSat.1 Media SE (b)	93,094	1,566,765
Puma SE (b)	38,551	4,352,762
Rational AG	1,360	1,267,157
Rheinmetall AG	17,725	1,877,697
RWE AG	226,322	9,572,995
Salzgitter AG (b)	42,315	1,123,507
SAP SE	436,970	57,325,667
Sartorius AG Preference Shares	19,126	8,040,795
Schaeffler AG Preference Shares	68,462	572,545
Scout24 AG (e)	30,213	2,478,645
Siemens AG	336,505	48,386,587
Siemens Energy AG (b)	170,935	6,274,425
Siemens Healthineers AG (e)	57,158	2,935,899
Siltronic AG	8,207	1,286,338
Sixt SE (b)	4,557	547,535
Sixt SE Preference Shares	6,813	478,489
Software AG	20,526	837,320
Stabilus SA	9,603	677,961
Stroeer SE & Co. KGaA	16,814	1,666,394
Suedzucker AG	28,585	408,160
Symrise AG	51,699	6,856,984
TAG Immobilien AG	59,970	1,900,446
Talanx AG (b)	26,406	1,026,136
Telefonica Deutschland Holding AG	213,408	588,815
Thyssenkrupp AG (b)	217,436	2,161,340
TUI AG (c)	199,980	1,253,094
Uniper SE	84,815	2,930,617
United Internet AG	51,740	2,179,642
Varta AG (b)(c)	11,050	1,598,091
Volkswagen AG	12,397	2,580,136
Volkswagen AG Preference Shares	74,633	13,918,568
Vonovia SE	224,849	16,440,811
Wacker Chemie AG	6,734	961,948
Zalando SE (b)(e)	46,366	5,165,935
		665,209,336
GHANA — 0.0% (a)
Tullow Oil PLC (b)(c)	755,550	305,502
HONG KONG — 2.2%
AIA Group, Ltd.	4,783,800	58,611,013
ASM Pacific Technology, Ltd.	130,600	1,723,064
Bank of East Asia, Ltd.	556,155	1,187,788
Cafe de Coral Holdings, Ltd.	140,000	301,528
Cathay Pacific Airways, Ltd. (b)(c)	932,000	861,822

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Champion REIT	979,000	$571,957
China Eco Farming, Ltd. (b)	14,000	96
China Youzan, Ltd. (b)	4,736,000	1,410,933
Chow Tai Fook Jewellery Group, Ltd. (c)	477,600	600,553
CK Asset Holdings, Ltd.	951,848	4,885,773
CK Infrastructure Holdings, Ltd.	287,500	1,544,313
CLP Holdings, Ltd.	682,500	6,311,091
Dah Sing Banking Group, Ltd.	369,325	379,144
Dah Sing Financial Holdings, Ltd.	46,885	132,120
Dairy Farm International Holdings, Ltd.	228,300	952,011
Esprit Holdings, Ltd. (b)	1,319,819	192,343
First Pacific Co., Ltd.	2,334,000	743,499
Fortune Real Estate Investment Trust (c)	1,058,000	1,008,353
Glory Sun Financial Group, Ltd. (b)(c)	13,548,000	576,596
Haitong International Securities Group, Ltd. (c)	894,000	215,606
Hang Lung Group, Ltd.	1,332,000	3,312,027
Hang Lung Properties, Ltd.	1,283,000	3,383,784
Hang Seng Bank, Ltd.	98,100	1,691,543
Henderson Land Development Co., Ltd.	215,869	842,167
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security (c)	694,000	682,915
HKBN, Ltd.	480,500	743,631
HKT Trust & HKT, Ltd. Stapled Security	1,315,900	1,707,275
Hong Kong & China Gas Co., Ltd.	3,478,548	5,195,043
Hong Kong Exchanges & Clearing, Ltd.	530,439	29,074,147
Hong Kong Television Network, Ltd. (b)	822,000	1,210,655
Hongkong Land Holdings, Ltd.	951,100	3,928,043
Hutchison China MediTech, Ltd. ADR (b)	24,883	796,754
Hysan Development Co., Ltd.	377,841	1,386,353
Jardine Matheson Holdings, Ltd.	111,605	6,249,880
Jardine Strategic Holdings, Ltd.	76,000	1,890,880
Johnson Electric Holdings, Ltd.	110,500	273,619
K Wah International Holdings, Ltd.	581,000	279,491
Kerry Properties, Ltd.	403,000	1,020,773
Landing International Development, Ltd. (b)	132,000	3,439
Link REIT	1,213,225	11,046,601
Security Description	Shares	Value
Long Well International Holdings, Ltd. (b)(f)	3,424,000	$26,054
Luk Fook Holdings International, Ltd.	132,000	318,345
Man Wah Holdings, Ltd.	544,800	1,181,805
Melco International Development, Ltd.	229,000	445,368
Melco Resorts & Entertainment, Ltd. ADR	61,271	1,136,577
New World Development Co., Ltd.	631,129	2,938,380
NWS Holdings, Ltd.	1,069,000	991,264
Pacific Basin Shipping, Ltd.	10,732,000	2,020,766
Pacific Textiles Holdings, Ltd.	1,038,000	681,393
PAX Global Technology, Ltd.	944,000	837,612
PCCW, Ltd.	1,254,875	755,788
Power Assets Holdings, Ltd.	102,500	555,208
Shangri-La Asia, Ltd. (b)	514,000	458,061
Shun Tak Holdings, Ltd. (c)	760,000	232,297
Sino Land Co., Ltd. (c)	2,957,858	3,852,843
Sun Hung Kai Properties, Ltd.	615,009	7,931,660
SUNeVision Holdings, Ltd.	784,000	712,833
Swire Pacific, Ltd. Class A	25,500	141,414
Swire Pacific, Ltd. Class B	237,500	222,067
Swire Properties, Ltd.	525,800	1,529,149
Techtronic Industries Co., Ltd.	658,500	9,392,766
Value Partners Group, Ltd. (c)	402,000	212,047
Vitasoy International Holdings, Ltd. (c)	230,000	895,813
VTech Holdings, Ltd.	126,600	982,091
Wharf Holdings, Ltd.	1,323,000	3,557,529
Wharf Real Estate Investment Co., Ltd.	167,000	869,046
Yue Yuen Industrial Holdings, Ltd.	560,000	1,165,666
Yuexiu Real Estate Investment Trust	421,000	205,237
		201,177,702
IRELAND — 0.6%
AerCap Holdings NV (b)	34,086	1,553,640
Amarin Corp. PLC ADR (b)(c)	118,972	581,773
Bank of Ireland Group PLC (b)	378,903	1,529,902
C&C Group PLC (b)	171,900	534,576
CRH PLC	342,279	14,247,421
Dalata Hotel Group PLC (b)	209,413	969,820
Flutter Entertainment PLC (b)(d)	36,031	7,357,908
Flutter Entertainment PLC (b)(c)(d)	16,028	3,310,520
Glanbia PLC	51,719	656,855
Greencore Group PLC	178,554	284,347
ICON PLC (b)	25,788	5,028,144
Kerry Group PLC Class A	63,932	9,269,543

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Kingspan Group PLC (b)	59,866	$4,204,495
Ryanair Holdings PLC ADR (b)	51,468	5,660,451
Smurfit Kappa Group PLC	80,475	3,745,615
UDG Healthcare PLC	102,506	1,092,940
		60,027,950
ISRAEL — 0.6%
Bank Hapoalim BM (b)	438,447	3,002,819
Bank Leumi Le-Israel BM	555,809	3,271,705
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	889,377	886,108
Biondvax Pharmaceuticals, Ltd. ADR (b)(c)	68,090	191,333
Check Point Software Technologies, Ltd. (b)	60,269	8,010,353
Compugen, Ltd. (b)(c)	50,840	615,672
Fiverr International, Ltd. (b)(c)	9,154	1,785,945
ICL Group, Ltd.	183,930	937,179
Isracard, Ltd.	21,864	73,883
Israel Discount Bank, Ltd. Class A	474,449	1,826,395
Nano Dimension, Ltd. ADR (b)(c)	68,600	624,260
Nice, Ltd. (b)	25,912	7,263,237
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	67,419	4,724,453
Redhill Biopharma, Ltd. ADR (b)(c)	14,800	119,584
Reit 1, Ltd.	632,579	3,169,988
Shufersal, Ltd.	814,885	6,294,116
Strauss Group, Ltd.	147,848	4,438,019
Teva Pharmaceutical Industries, Ltd. ADR (b)	449,637	4,338,997
Wix.com, Ltd. (b)	17,571	4,392,047
		55,966,093
ITALY — 1.7%
A2A SpA	612,597	977,779
AMCO - Asset Management Co. SpA (b)(c)	103	—
Amplifon SpA (b)	34,161	1,422,793
Anima Holding SpA (e)	114,135	542,121
Assicurazioni Generali SpA	128,638	2,244,453
ASTM SpA (b)	14,946	376,716
Atlantia SpA (b)	170,692	3,073,230
Autogrill SpA (b)(c)	50,813	340,082
Azimut Holding SpA	43,993	956,517
Banca Generali SpA (b)	29,989	999,518
Banca IFIS SpA (b)	80,651	905,394
Banca Mediolanum SpA	102,833	893,331
Banca Monte dei Paschi di Siena SpA (b)(c)	6,571	8,386
Banca Popolare di Sondrio SCPA (b)	298,680	803,990
Security Description	Shares	Value
Banco BPM SpA (b)	420,549	$930,329
Biesse SpA (b)	4,139	95,360
BPER Banca (b)	578,398	1,050,933
Brembo SpA (b)	184,907	2,443,424
Buzzi Unicem SpA	47,365	1,130,092
Cerved Group SpA (b)	79,176	721,725
Credito Valtellinese SpA (b)	38,413	542,571
Davide Campari-Milano NV	33,759	385,796
DiaSorin SpA	9,663	2,011,120
Enav SpA (e)	102,047	449,245
Enel SpA	2,310,086	23,392,160
Eni SpA	1,050,165	10,983,576
ERG SpA	22,113	633,119
Esprinet SpA (b)	167,450	2,208,643
Falck Renewables SpA	49,034	395,371
Ferrari NV	44,244	10,212,519
FinecoBank Banca Fineco SpA (b)	161,026	2,640,113
Hera SpA	302,231	1,101,988
IMA Industria Macchine Automatiche SpA (b)	12,443	1,033,752
Immobiliare Grande Distribuzione SIIQ SpA REIT	220,174	969,818
Infrastrutture Wireless Italiane SpA (e)	95,940	1,165,657
Interpump Group SpA	82,248	4,059,597
Intesa Sanpaolo SpA (b)	6,775,536	15,855,849
Iren SpA	1,245,905	3,240,932
Italgas SpA	135,174	860,039
Leonardo SpA	296,183	2,141,753
Mediaset SpA (b)(c)	301,251	768,890
Mediobanca Banca di Credito Finanziario SpA (b)	174,869	1,613,265
Moncler SpA (b)	66,608	4,086,320
Nexi SpA (b)(e)	100,591	2,011,096
Pirelli & C SpA (b)(e)	163,458	886,596
Poste Italiane SpA (e)	186,783	1,901,439
PRADA SpA (b)(c)	137,600	908,596
Prysmian SpA	84,932	3,021,951
Recordati Industria Chimica e Farmaceutica SpA	65,309	3,622,267
Reply SpA	57,145	6,663,353
Saipem SpA (c)	411,555	1,110,346
Salvatore Ferragamo SpA (b)(c)	28,512	553,290
Snam SpA	900,054	5,066,902
Societa Cattolica di Assicurazioni SC (b)(c)	209,315	1,174,508
Telecom Italia SpA (c)(d)	6,021,145	2,780,370
Telecom Italia SpA (d)	2,539,526	1,316,847
Terna Rete Elettrica Nazionale SpA	590,055	4,512,261
UniCredit SpA (b)	820,409	7,677,149
Unipol Gruppo SpA (b)	151,604	725,286
UnipolSai Assicurazioni SpA	237,854	631,527

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Zignago Vetro SpA	164,054	$2,745,962
		157,978,012
JAPAN — 23.3%
3-D Matrix, Ltd. (b)	143,200	400,841
ABC-Mart, Inc.	9,500	528,161
Acom Co., Ltd.	267,000	1,140,462
Activia Properties, Inc. REIT	169	712,863
ADEKA Corp.	22,400	390,744
Advance Residence Investment Corp. REIT	419	1,256,046
Advanced Media, Inc. (b)	6,800	47,092
Advantest Corp.	139,100	10,414,480
Aeon Co., Ltd.	545,020	17,869,075
AEON Financial Service Co., Ltd.	3,500	41,900
Aeon Mall Co., Ltd.	22,100	364,320
AEON REIT Investment Corp.	545	696,789
AGC, Inc. (c)	129,900	4,529,420
AI inside, Inc. (b)(c)	1,800	1,279,675
Aica Kogyo Co., Ltd.	13,300	459,243
Aiming, Inc. (b)(c)	87,200	353,040
Ain Holdings, Inc.	6,000	370,187
Air Water, Inc.	129,900	2,307,488
Aisin Seiki Co., Ltd.	130,600	3,915,027
Ajinomoto Co., Inc.	267,600	6,058,550
Akita Bank, Ltd.	16,555	219,675
ALBERT, Inc. (b)(c)	10,100	659,344
Alconix Corp.	7,800	110,376
Alfresa Holdings Corp.	131,700	2,409,621
Alps Alpine Co., Ltd.	130,700	1,719,121
Amada Co., Ltd.	137,900	1,513,300
Amano Corp.	23,000	549,799
ANA Holdings, Inc. (b)	29,500	650,603
AnGes, Inc. (b)(c)	38,900	469,083
Anritsu Corp. (c)	34,000	758,739
Aomori Bank, Ltd.	1,010	23,498
Aoyama Trading Co., Ltd. (b)	2,100	10,923
Aozora Bank, Ltd. (c)	14,200	261,733
Arcs Co., Ltd.	21,600	485,161
As One Corp.	5,000	854,763
Asahi Group Holdings, Ltd. (c)	277,236	11,396,093
Asahi Intecc Co., Ltd.	98,200	3,581,026
Asahi Kasei Corp.	542,350	5,539,330
Asics Corp. (c)	131,100	2,514,194
Astellas Pharma, Inc.	963,800	14,880,112
Atom Corp. (c)	411,800	3,470,057
Awa Bank, Ltd.	2,310	52,310
Azbil Corp.	33,200	1,813,628
Bandai Namco Holdings, Inc.	132,100	11,420,646
Bank of Iwate, Ltd.	132,655	2,577,422
Bank of Kyoto, Ltd.	10,700	556,531
Bank of Okinawa, Ltd.	136,200	3,613,267
BASE, Inc. (b)(c)	12,300	1,162,749
BayCurrent Consulting, Inc.	3,100	543,164
Security Description	Shares	Value
Benefit One, Inc.	24,500	$723,764
Benesse Holdings, Inc.	4,100	79,939
Bic Camera, Inc.	98,200	1,089,050
Bridgestone Corp. (c)	211,665	6,937,618
Brightpath Biotherapeutics Co., Ltd. (b)	124,900	220,173
Brother Industries, Ltd.	130,900	2,695,466
CAICA, Inc. (b)(c)	5,695,800	882,685
Calbee, Inc.	15,800	475,936
Can Do Co., Ltd.	5,300	97,278
Canon, Inc. (c)	534,816	10,246,172
Capcom Co., Ltd.	17,600	1,142,138
Casio Computer Co., Ltd.	276,500	5,050,889
Central Japan Railway Co.	73,300	10,358,342
Change, Inc. (b)(c)	51,600	1,761,732
Chiba Bank, Ltd.	256,150	1,409,203
Chubu Electric Power Co., Inc.	270,365	3,255,012
Chugai Pharmaceutical Co., Ltd.	347,240	18,508,032
Chugoku Bank, Ltd.	129,900	1,040,509
Chugoku Electric Power Co., Inc.	130,400	1,526,985
Citizen Watch Co., Ltd.	132,800	378,161
Coca-Cola Bottlers Japan Holdings, Inc. (c)	129,500	2,018,166
COLOPL, Inc. (c)	2,000	19,798
Colowide Co., Ltd.	2,400	37,960
Comforia Residential REIT, Inc.	127	365,704
COMSYS Holdings Corp.	32,900	1,021,304
Concordia Financial Group, Ltd.	542,500	1,907,380
COOKPAD, Inc. (b)	130,600	393,400
Cosmo Energy Holdings Co., Ltd.	8,700	154,796
Cosmos Pharmaceutical Corp.	6,000	969,345
Crea Holdings, Inc. (b)(c)	708,900	521,831
Credit Saison Co., Ltd.	270,400	3,106,149
Creek & River Co., Ltd.	9,600	102,932
CrowdWorks, Inc. (b)	51,500	588,101
CyberAgent, Inc.	30,600	2,107,279
Dai Nippon Printing Co., Ltd.	126,400	2,271,025
Daicel Corp.	133,800	975,848
Daido Steel Co., Ltd.	8,500	354,424
Daifuku Co., Ltd.	10,600	1,310,049
Dai-ichi Life Holdings, Inc.	540,300	8,121,900
Daiichi Sankyo Co., Ltd.	810,195	27,740,223
Daiichikosho Co., Ltd.	15,000	517,943
Daikin Industries, Ltd.	140,110	31,103,891
Daio Paper Corp.	41,700	809,403
Daishi Hokuetsu Financial Group, Inc.	1,517	32,619
Daito Trust Construction Co., Ltd.	14,155	1,321,654

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Daiwa House Industry Co., Ltd.	274,000	$8,131,493
Daiwa House REIT Investment Corp.	1,187	2,934,015
Daiwa Office Investment Corp. REIT (c)	92	584,551
Daiwa Securities Group, Inc.	1,237,950	5,635,493
Daiwa Securities Living Investments Corp. REIT	570	528,345
DCM Holdings Co., Ltd.	49,200	561,836
DD Holdings Co., Ltd. (c)	5,300	27,515
Demae-Can Co., Ltd. (b)	1,200	36,496
DeNA Co., Ltd.	130,500	2,324,466
Denka Co., Ltd.	7,000	273,234
Denso Corp.	242,310	14,396,141
Dentsu Group, Inc. (c)	131,700	3,909,734
DIC Corp. (c)	5,300	133,674
Digital Garage, Inc.	12,500	515,158
Disco Corp.	7,100	2,389,704
DMG Mori Co., Ltd. (c)	27,200	413,355
Dowa Holdings Co., Ltd.	4,400	159,175
Duskin Co., Ltd.	18,300	509,234
East Japan Railway Co.	141,100	9,409,400
Ebara Corp.	3,800	124,035
Eisai Co., Ltd.	136,351	9,735,867
Electric Power Development Co., Ltd.	123,900	1,705,283
ENEOS HoldingS, Inc.	1,492,400	5,354,109
euglena Co., Ltd. (b)	5,000	37,484
Ezaki Glico Co., Ltd.	2,700	118,597
FAN Communications, Inc. (c)	5,200	21,103
Fancl Corp.	16,900	673,577
FANUC Corp.	82,455	20,253,366
Fast Retailing Co., Ltd.	23,800	21,316,151
Feed One Co., Ltd.	409,280	3,448,822
FFRI, Inc. (b)(c)	7,500	169,621
Financial Products Group Co., Ltd.	134,900	657,220
FINDEX, Inc. (c)	116,600	1,311,178
Fixstars Corp.	7,700	70,180
Focus Systems Corp. (c)	13,300	117,226
Foster Electric Co., Ltd.	137,900	1,700,293
FP Corp.	11,600	487,055
Freee KK (b)(c)	3,100	303,259
Frontier Real Estate Investment Corp. REIT	177	684,033
Fuji Corp.	29,600	777,808
Fuji Electric Co., Ltd.	38,300	1,378,125
Fuji Oil Holdings, Inc.	20,000	570,875
Fuji Seal International, Inc.	17,500	341,542
FUJIFILM Holdings Corp.	222,710	11,730,321
Fujitec Co., Ltd.	30,500	657,887
Fujitsu General, Ltd.	23,800	644,302
Fujitsu, Ltd.	126,451	18,255,142
Fukuoka Financial Group, Inc.	273,434	4,854,516
Security Description	Shares	Value
Fukuoka REIT Corp.	10	$14,819
Fukuyama Transporting Co., Ltd.	9,000	378,759
Furukawa Electric Co., Ltd.	133,155	3,587,943
GA Technologies Co., Ltd. (b)	15,300	463,097
Gakujo Co., Ltd. (c)	17,400	246,056
giftee, Inc. (b)(c)	8,200	266,463
Glory, Ltd.	15,000	302,339
GLP J-REIT	1,376	2,167,055
GMO internet, Inc.	26,400	757,135
GMO Payment Gateway, Inc.	7,400	991,971
GNI Group, Ltd. (b)(c)	36,900	646,183
Goldwin, Inc. (c)	7,600	501,293
GS Yuasa Corp.	3,400	97,609
Gumi, Inc.	15,300	121,369
GungHo Online Entertainment, Inc. (b)	8,100	181,072
Gunma Bank, Ltd.	141,700	436,443
Gurunavi, Inc.	5,200	26,341
H.U. Group Holdings, Inc. (c)	20,000	538,331
Hachijuni Bank, Ltd.	264,900	880,049
Hakuhodo DY Holdings, Inc.	134,300	1,840,617
Hamamatsu Photonics KK	130,700	7,468,933
Hankyu Hanshin Holdings, Inc.	135,400	4,498,252
Hankyu Hanshin REIT, Inc.	1,388	1,715,423
Harmonic Drive Systems, Inc.	10,200	910,882
Haseko Corp.	134,700	1,543,417
Hazama Ando Corp.	90,200	629,028
Heiwa Real Estate REIT, Inc.	4,070	5,069,514
Hikari Tsushin, Inc.	5,000	1,171,001
Hino Motors, Ltd.	131,400	1,118,704
Hirogin Holdings, Inc.	15,500	87,074
Hirose Electric Co., Ltd.	8,240	1,249,029
Hisamitsu Pharmaceutical Co., Inc.	23,800	1,413,085
Hitachi Construction Machinery Co., Ltd.	13,700	388,794
Hitachi Metals, Ltd.	133,400	2,023,385
Hitachi Transport System, Ltd.	18,400	547,126
Hitachi, Ltd.	444,095	17,485,071
Hokkoku Bank, Ltd.	16,555	419,948
Hokuhoku Financial Group, Inc.	28,600	271,194
Hokuriku Electric Power Co.	132,300	861,113
Honda Motor Co., Ltd.	698,775	19,475,278
Horiba, Ltd.	4,900	287,133
Hoshizaki Corp. (c)	15,400	1,412,543
House Foods Group, Inc.	12,000	455,615
Hoya Corp.	138,506	19,143,596
Hulic Co., Ltd.	136,900	1,502,326
Hulic Reit, Inc.	978	1,457,835
Hyakugo Bank, Ltd.	130,250	375,946
Ibiden Co., Ltd.	136,700	6,375,229
IBJ, Inc. (c)	17,100	129,685

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Ichigo Office REIT Investment Corp.	5,445	$3,923,754
Idemitsu Kosan Co., Ltd.	109,094	2,398,599
IHI Corp.	30,800	610,660
Iida Group Holdings Co., Ltd.	116,300	2,347,515
Industrial & Infrastructure Fund Investment Corp. REIT	160	295,220
Infomart Corp.	538,000	5,127,532
Inpex Corp.	412,200	2,219,800
Intage Holdings, Inc.	265,800	2,911,713
Internet Initiative Japan, Inc.	23,000	452,671
Invesco Office J-Reit, Inc.	3,817	558,621
Invincible Investment Corp. REIT	2,497	801,739
Iriso Electronics Co., Ltd.	4,400	190,072
Isetan Mitsukoshi Holdings, Ltd.	139,200	822,432
Isuzu Motors, Ltd.	548,700	5,208,252
ITmedia, Inc.	9,100	194,348
Ito En, Ltd.	8,200	518,630
ITOCHU Corp.	622,350	17,866,680
Itochu Techno-Solutions Corp.	23,600	842,327
Itoham Yonekyu Holdings, Inc.	73,200	477,152
Iwatani Corp.	18,400	1,133,459
Iyo Bank, Ltd.	135,600	849,757
Izumi Co., Ltd.	6,100	220,674
J Front Retailing Co., Ltd.	130,300	1,028,568
JAFCO Group Co., Ltd.	2,100	104,751
Japan Airlines Co., Ltd. (b)	14,000	270,522
Japan Airport Terminal Co., Ltd.	18,600	1,125,963
Japan Excellent, Inc. REIT	1,305	1,616,635
Japan Exchange Group, Inc.	271,800	6,944,728
Japan Hotel REIT Investment Corp.	1,377	706,872
Japan Logistics Fund, Inc. REIT	37	109,124
Japan Post Bank Co., Ltd.	12,600	103,368
Japan Post Holdings Co., Ltd.	346,700	2,695,828
Japan Post Insurance Co., Ltd.	14,300	292,524
Japan Prime Realty Investment Corp. REIT	120	397,501
Japan Real Estate Investment Corp. REIT	151	871,674
Japan Retail Fund Investment Corp. REIT	1,347	2,447,549
Japan Tissue Engineering Co., Ltd. (b)	2,200	13,126
Japan Tobacco, Inc. (c)	402,300	8,190,562
JCR Pharmaceuticals Co., Ltd.	24,400	575,939
Jeol, Ltd.	15,300	720,950
Security Description	Shares	Value
JFE Holdings, Inc. (b)	272,510	$2,607,776
JGC Holdings Corp.	131,600	1,228,751
JSR Corp.	267,900	7,457,452
J-Stream, Inc.	4,700	243,547
JTEKT Corp.	132,600	1,028,743
Kadokawa Dwango	23,400	848,787
Kagome Co., Ltd. (c)	11,700	412,495
Kajima Corp.	131,737	1,763,384
Kakaku.com, Inc.	134,000	3,673,011
Kaken Pharmaceutical Co., Ltd.	2,000	77,195
Kamigumi Co., Ltd.	18,400	335,582
Kaneka Corp.	7,600	265,737
Kansai Electric Power Co., Inc.	540,800	5,100,266
Kansai Paint Co., Ltd.	134,100	4,123,856
Kao Corp.	239,900	18,519,086
Katitas Co., Ltd.	20,300	653,760
Kawasaki Heavy Industries, Ltd. (b)	40,200	904,885
KDDI Corp.	707,700	21,016,109
Keihan Holdings Co., Ltd.	22,700	1,087,234
Keikyu Corp.	135,700	2,325,084
Keio Corp.	14,700	1,139,038
Keisei Electric Railway Co., Ltd.	131,800	4,455,247
Kenedix Office Investment Corp. REIT	42	284,760
Kenedix Residential Next Investment Corp. REIT	223	409,303
Kenedix, Inc. (c)	135,600	982,409
Kewpie Corp.	5,500	120,926
Keyence Corp.	86,400	48,536,975
Kikkoman Corp.	24,800	1,722,272
Kinden Corp.	43,500	707,410
Kintetsu Group Holdings Co., Ltd.	24,410	1,068,654
Kirin Holdings Co., Ltd. (c)	402,900	9,498,364
Kiyo Bank, Ltd.	275,800	3,940,191
KNT-CT Holdings Co., Ltd. (b)(c)	71,300	649,846
Kobayashi Pharmaceutical Co., Ltd.	14,300	1,746,554
Kobe Bussan Co., Ltd.	30,400	936,336
Kobe Steel, Ltd. (b)	137,899	735,942
Koei Tecmo Holdings Co., Ltd.	16,200	988,522
Koito Manufacturing Co., Ltd.	16,700	1,135,493
Kokuyo Co., Ltd. (c)	99,000	1,339,561
Komatsu, Ltd.	462,920	12,632,835
Konami Holdings Corp.	26,100	1,466,221
Konica Minolta, Inc.	415,275	1,584,758
Kose Corp.	10,300	1,755,824
K's Holdings Corp.	130,300	1,812,299
Kubota Corp. (c)	559,850	12,206,134
Kuraray Co., Ltd. (c)	137,500	1,460,967
Kurita Water Industries, Ltd.	137,010	5,235,163

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Kusuri no Aoki Holdings Co., Ltd.	7,000	$609,521
Kyocera Corp.	137,300	8,412,609
Kyoritsu Maintenance Co., Ltd.	1,200	44,632
Kyowa Exeo Corp.	12,400	349,499
Kyowa Kirin Co., Ltd.	131,800	3,592,282
Kyudenko Corp.	8,200	264,478
Kyushu Electric Power Co., Inc.	140,000	1,204,126
Kyushu Financial Group, Inc.	131,600	539,172
Kyushu Railway Co.	18,500	398,688
LaSalle Logiport REIT	298	480,287
Lasertec Corp.	31,600	3,706,485
Lawson, Inc.	12,900	600,363
Leopalace21 Corp. (b)	1,600	1,891
Like Co., Ltd.	6,200	120,343
Lion Corp.	115,600	2,796,928
Lixil Corp.	131,900	2,854,033
Locondo, Inc. (b)(c)	26,200	558,791
M3, Inc.	257,300	24,280,826
Mabuchi Motor Co., Ltd.	3,500	152,380
Maeda Corp.	35,900	318,856
Maeda Road Construction Co., Ltd. (c)	22,900	383,718
Makita Corp.	133,100	6,664,991
Mani, Inc.	21,000	571,146
Marubeni Corp.	1,365,050	9,071,246
Maruha Nichiro Corp.	10,200	219,323
Marui Group Co., Ltd.	132,200	2,320,174
Maruichi Steel Tube, Ltd.	10,200	225,646
Matsumotokiyoshi Holdings Co., Ltd.	22,600	963,146
Matsuya Co., Ltd. (c)	270,400	1,959,022
Mazda Motor Corp.	273,000	1,829,784
McDonald's Holdings Co. Japan, Ltd. (c)	20,100	973,413
MCUBS MidCity Investment Corp. REIT	6,661	6,058,094
Mebuki Financial Group, Inc.	401,900	790,215
Medical Data Vision Co., Ltd. (c)	3,800	104,381
Medipal Holdings Corp.	274,799	5,158,220
Medley, Inc. (b)(c)	28,100	1,235,643
MedPeer, Inc. (b)	15,500	1,225,047
MEIJI Holdings Co., Ltd.	29,100	2,046,259
Meiko Network Japan Co., Ltd.	270,300	1,445,161
Meitec Corp.	10,500	545,111
Menicon Co., Ltd.	10,100	611,410
Mercari, Inc. (b)(c)	25,300	1,121,095
Milbon Co., Ltd.	1,200	76,362
MINEBEA MITSUMI, Inc.	139,200	2,761,215
Mirait Holdings Corp.	39,700	679,835
MISUMI Group, Inc.	134,100	4,396,615
Mitsubishi Chemical Holdings Corp.	676,800	4,091,806
Security Description	Shares	Value
Mitsubishi Corp.	702,038	$17,278,111
Mitsubishi Electric Corp.	1,004,150	15,143,218
Mitsubishi Estate Co., Ltd.	545,825	8,760,056
Mitsubishi Estate Logistics REIT Investment Corp.	139	578,914
Mitsubishi Gas Chemical Co., Inc.	131,800	3,024,206
Mitsubishi Heavy Industries, Ltd.	31,410	960,143
Mitsubishi Logistics Corp.	4,500	134,680
Mitsubishi Materials Corp.	17,100	359,407
Mitsubishi Motors Corp. (b)	408,600	858,794
Mitsubishi UFJ Financial Group, Inc.	4,250,224	18,775,991
Mitsubishi UFJ Lease & Finance Co., Ltd.	266,200	1,276,275
Mitsui & Co., Ltd.	873,526	15,986,511
Mitsui Chemicals, Inc.	94,910	2,780,791
Mitsui Fudosan Co., Ltd.	411,600	8,605,149
Mitsui Fudosan Logistics Park, Inc. REIT	136	688,924
Mitsui Mining & Smelting Co., Ltd.	3,200	117,313
Mitsui OSK Lines, Ltd.	14,255	434,919
Miura Co., Ltd.	16,300	909,371
Mixi, Inc.	2,100	52,091
Mizuho Financial Group, Inc.	1,066,170	13,502,032
Mochida Pharmaceutical Co., Ltd.	12,000	456,196
Money Forward, Inc. (b)	21,600	1,028,273
MonotaRO Co., Ltd.	41,700	2,120,442
Mori Hills REIT Investment Corp.	482	664,329
Mori Trust Sogo Reit, Inc.	237	305,303
Morinaga & Co., Ltd.	2,600	97,709
Morinaga Milk Industry Co., Ltd.	12,000	590,440
MS&AD Insurance Group Holdings, Inc.	272,799	8,299,304
Murata Manufacturing Co., Ltd.	300,800	27,153,431
Musashino Bank, Ltd. (c)	136,255	1,972,989
Nabtesco Corp. (c)	15,000	656,690
Nachi-Fujikoshi Corp.	1,500	62,182
Nagase & Co., Ltd.	103,300	1,506,802
Nagoya Railroad Co., Ltd.	118,100	3,113,644
Nankai Electric Railway Co., Ltd.	29,100	737,893
NanoCarrier Co., Ltd. (b)(c)	274,000	838,627
Nanto Bank, Ltd.	136,055	2,295,586
NEC Corp.	33,800	1,813,667
NEC Networks & System Integration Corp.	32,100	554,665
NET One Systems Co., Ltd.	18,600	655,761
Nexon Co., Ltd.	257,200	7,921,895
NexTone, Inc. (b)(c)	6,000	440,506
NGK Insulators, Ltd.	135,600	2,090,902

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
NGK Spark Plug Co., Ltd.	117,200	$2,001,294
NH Foods, Ltd.	28,800	1,266,425
NHK Spring Co., Ltd.	132,400	907,930
Nichias Corp.	24,600	584,234
Nichirei Corp.	129,300	3,630,594
Nidec Corp.	254,900	32,046,123
Nifco, Inc.	5,000	195,893
Nihon Kohden Corp.	21,800	810,809
Nihon M&A Center, Inc.	32,700	2,185,384
Nihon Parkerizing Co., Ltd.	40,600	420,373
Nihon Unisys, Ltd.	19,300	755,213
Nikkon Holdings Co., Ltd.	14,700	294,299
Nikon Corp.	272,200	1,716,327
Nintendo Co., Ltd.	43,900	27,991,060
Nippo Corp.	20,700	566,395
Nippon Accommodations Fund, Inc. REIT	119	668,507
Nippon Building Fund, Inc. REIT	284	1,644,942
Nippon Electric Glass Co., Ltd. (c)	33,700	736,377
Nippon Express Co., Ltd.	27,000	1,812,291
Nippon Gas Co., Ltd.	14,500	776,648
Nippon Kayaku Co., Ltd.	79,100	732,429
Nippon Paint Holdings Co., Ltd. (c)	115,500	12,674,851
Nippon Paper Industries Co., Ltd.	4,200	48,572
Nippon Prologis REIT, Inc.	1,297	4,045,077
NIPPON REIT Investment Corp.	97	348,090
Nippon Sanso Holdings Corp.	130,600	2,423,649
Nippon Shinyaku Co., Ltd.	18,500	1,213,085
Nippon Shokubai Co., Ltd.	12,200	682,997
Nippon Steel Corp. (b)	401,500	5,164,337
Nippon Suisan Kaisha, Ltd.	822,300	3,392,898
Nippon Telegraph & Telephone Corp.	479,100	12,276,227
Nippon Television Holdings, Inc.	2,000	21,773
Nippon Yusen KK	16,555	385,153
Nipro Corp.	109,000	1,281,670
Nishi-Nippon Railroad Co., Ltd.	16,000	471,887
Nissan Chemical Corp.	24,900	1,557,983
Nissan Motor Co., Ltd. (b)	1,080,141	5,858,676
Nissei ASB Machine Co., Ltd.	4,300	245,310
Nisshin Seifun Group, Inc.	133,300	2,118,701
Nissin Foods Holdings Co., Ltd.	10,400	890,464
Nitori Holdings Co., Ltd.	14,600	3,057,310
Nitto Boseki Co., Ltd.	14,600	643,421
Nitto Denko Corp.	131,500	11,755,969
NOF Corp.	11,300	572,415
NOK Corp.	5,700	61,226
Nomura Holdings, Inc.	1,596,485	8,427,375
Security Description	Shares	Value
Nomura Real Estate Holdings, Inc.	33,900	$749,612
Nomura Real Estate Master Fund, Inc. REIT	1,396	1,995,734
Nomura Research Institute, Ltd.	104,700	3,747,072
NSD Co., Ltd.	29,700	639,768
NSK, Ltd.	139,900	1,214,106
NTN Corp. (b)	254,300	652,714
NTT Data Corp.	544,800	7,445,521
Obayashi Corp.	274,350	2,364,972
Obic Co., Ltd.	8,000	1,606,276
Odakyu Electric Railway Co., Ltd.	138,299	4,340,053
Ogaki Kyoritsu Bank, Ltd.	16,555	336,087
Oisix ra daichi, Inc. (b)	4,200	127,125
Oji Holdings Corp.	289,000	1,643,111
Oki Electric Industry Co., Ltd.	3,600	31,765
OKUMA Corp.	11,800	659,461
Olympus Corp.	548,400	11,985,710
Omron Corp.	131,400	11,708,848
OncoTherapy Science, Inc. (b)	253,300	282,140
Ono Pharmaceutical Co., Ltd.	267,500	8,052,593
Open House Co., Ltd.	21,200	778,227
Oracle Corp.	8,500	1,107,318
Oriental Land Co., Ltd.	107,100	17,676,246
ORIX Corp.	544,900	8,362,575
Orix JREIT, Inc.	1,282	2,117,110
Osaka Gas Co., Ltd.	147,400	3,015,243
OSG Corp.	39,500	754,075
Otsuka Corp.	28,300	1,493,874
Otsuka Holdings Co., Ltd. (c)	268,300	11,480,938
PALTAC Corp.	12,000	652,041
Pan Pacific International Holdings Corp.	167,800	3,881,122
Panasonic Corp.	970,350	11,188,936
Park24 Co., Ltd. (b)	5,100	88,470
Penta-Ocean Construction Co., Ltd.	125,400	1,077,338
PeptiDream, Inc. (b)	25,100	1,273,902
Persol Holdings Co., Ltd.	123,300	2,222,493
Pharma Foods International Co., Ltd. (c)	83,200	1,637,488
Pigeon Corp. (c)	116,000	4,780,667
Pilot Corp.	15,200	426,357
Pola Orbis Holdings, Inc. (c)	30,800	624,681
Precision System Science Co., Ltd. (b)(c)	34,700	322,650
Premier Investment Corp. REIT	285	351,954
Raccoon Holdings, Inc. (c)	11,200	185,284
Rakuten, Inc. (b)	274,600	2,643,735
Raysum Co., Ltd.	3,300	30,205
Recruit Holdings Co., Ltd.	676,400	28,308,629
Relo Group, Inc.	10,000	241,949

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Renesas Electronics Corp. (b)	132,600	$1,385,785
Rengo Co., Ltd.	144,800	1,211,751
ReproCELL, Inc. (b)(c)	273,800	1,089,949
Resona Holdings, Inc.	950,300	3,317,237
Resorttrust, Inc.	37,100	529,666
Ricoh Co., Ltd.	270,800	1,775,695
Ringer Hut Co., Ltd.	900	19,631
Rinnai Corp.	5,100	591,777
Riso Kyoiku Co., Ltd.	425,418	1,256,744
Rock Field Co., Ltd. (c)	269,600	4,094,463
Rohm Co., Ltd.	12,300	1,190,150
Rohto Pharmaceutical Co., Ltd.	28,501	843,339
Ryohin Keikaku Co., Ltd.	99,800	2,034,762
Sakata Seed Corp.	12,700	439,755
San-In Godo Bank, Ltd.	130,350	621,165
Sankyo Co., Ltd.	10,000	270,231
Sankyu, Inc.	7,300	275,398
Sanrio Co., Ltd.	3,900	53,262
Santen Pharmaceutical Co., Ltd.	140,000	2,271,296
Sanwa Holdings Corp.	130,600	1,520,473
Sapporo Holdings, Ltd. (c)	17,300	333,617
Sawai Pharmaceutical Co., Ltd.	12,300	557,548
SBI Holdings, Inc.	131,200	3,109,559
SCREEN Holdings Co., Ltd.	13,100	964,308
SCSK Corp.	13,100	748,608
Secom Co., Ltd.	136,448	12,577,613
Sega Sammy Holdings, Inc.	118,500	1,867,398
Seibu Holdings, Inc.	132,100	1,293,555
Seiko Epson Corp.	140,300	2,080,481
Seino Holdings Co., Ltd.	131,300	1,850,370
Sekisui Chemical Co., Ltd.	139,100	2,632,587
Sekisui House Reit, Inc.	2,582	1,875,636
Sekisui House, Ltd.	272,200	5,536,539
Senko Group Holdings Co., Ltd.	56,600	551,500
Seria Co., Ltd.	3,800	139,493
Seven & i Holdings Co., Ltd.	332,928	11,798,959
Seven Bank, Ltd.	275,700	582,136
SG Holdings Co., Ltd.	241,200	6,569,368
Sharp Corp. (c)	101,400	1,536,051
SHIFT, Inc. (b)	4,000	554,409
Shiga Bank, Ltd.	2,310	47,209
Shikoku Bank, Ltd.	1,820	11,987
Shikoku Electric Power Co., Inc.	131,400	855,255
Shimadzu Corp.	137,100	5,324,916
Shimamura Co., Ltd.	9,000	944,937
Shimano, Inc.	14,200	3,312,577
Shimizu Corp.	270,913	1,967,986
Shin-Etsu Chemical Co., Ltd.	145,617	25,443,660
Shinsei Bank, Ltd.	51,200	630,299
Shionogi & Co., Ltd.	136,000	7,422,732
Security Description	Shares	Value
Ship Healthcare Holdings, Inc.	9,600	$533,721
Shiseido Co., Ltd.	144,800	10,008,163
Shizuoka Bank, Ltd.	260,600	1,908,214
SHO-BOND Holdings Co., Ltd.	17,600	854,046
Shochiku Co., Ltd. (c)	3,400	465,650
Showa Denko KK (c)	108,900	2,317,335
Silver Life Co., Ltd. (b)(c)	31,100	651,249
Skylark Holdings Co., Ltd. (b)(c)	125,100	1,935,054
SMC Corp.	25,500	15,547,726
SMS Co., Ltd.	155,000	5,930,069
Softbank Corp.	420,900	5,271,187
SoftBank Group Corp.	683,972	53,382,211
Sohgo Security Services Co., Ltd.	26,200	1,357,644
Sojitz Corp.	540,600	1,204,300
Sompo Holdings, Inc.	223,700	9,041,601
Sony Corp.	543,020	54,094,249
Sotetsu Holdings, Inc.	11,800	282,757
Square Enix Holdings Co., Ltd.	24,700	1,497,622
Stanley Electric Co., Ltd.	123,473	3,976,442
Starts Proceed Investment Corp. REIT	51	99,486
Subaru Corp.	272,700	5,447,661
Sugi Holdings Co., Ltd.	8,100	541,334
SUMCO Corp.	129,300	2,834,093
Sumitomo Chemical Co., Ltd.	1,362,550	5,476,858
Sumitomo Corp.	686,775	9,083,164
Sumitomo Dainippon Pharma Co., Ltd.	117,600	1,734,755
Sumitomo Electric Industries, Ltd.	412,820	5,463,882
Sumitomo Forestry Co., Ltd.	128,300	2,676,722
Sumitomo Heavy Industries, Ltd.	14,800	364,965
Sumitomo Metal Mining Co., Ltd.	36,200	1,605,500
Sumitomo Mitsui Financial Group, Inc.	330,100	10,192,831
Sumitomo Mitsui Trust Holdings, Inc.	268,455	8,260,754
Sumitomo Osaka Cement Co., Ltd.	8,800	256,981
Sumitomo Realty & Development Co., Ltd.	154,500	4,760,177
Sumitomo Rubber Industries, Ltd. (c)	131,900	1,133,181
Sun Corp. (b)(c)	3,000	90,949
Sun Frontier Fudousan Co., Ltd.	3,100	26,783
Sundrug Co., Ltd.	3,900	155,630
Suntory Beverage & Food, Ltd. (c)	11,100	392,416
SuRaLa Net Co., Ltd. (b)(c)	1,600	83,994

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Suruga Bank, Ltd. (c)	131,000	$428,863
Sushiro Global Holdings, Ltd.	27,000	1,032,980
Suzuken Co., Ltd.	11,800	426,306
Suzuki Motor Corp.	149,700	6,933,657
Sysmex Corp.	104,400	12,538,719
T&D Holdings, Inc.	409,000	4,821,086
Tadano, Ltd.	5,200	44,473
Taiheiyo Cement Corp.	17,700	442,136
Taisei Corp.	122,187	4,207,223
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	424,088
Taiyo Yuden Co., Ltd.	141,500	6,626,495
Takara Holdings, Inc.	113,700	1,419,529
Takashimaya Co., Ltd. (c)	80,900	693,462
Takeda Pharmaceutical Co., Ltd.	572,815	20,833,167
Takeuchi Manufacturing Co., Ltd.	138,700	3,265,821
Takuma Co., Ltd.	33,400	596,215
TDK Corp.	16,955	2,551,995
TechnoPro Holdings, Inc.	9,800	811,565
Teijin, Ltd.	273,310	5,135,565
tella, Inc. (b)(c)	71,500	154,434
TerraSky Co., Ltd. (b)(c)	24,200	948,123
Terumo Corp.	273,200	11,410,125
THK Co., Ltd.	14,200	457,998
TIS, Inc.	93,700	1,918,561
Tobu Railway Co., Ltd.	123,000	3,663,374
Toda Corp.	118,700	785,240
Toei Co., Ltd.	3,400	555,882
Toho Bank, Ltd.	12,101	24,379
Toho Co., Ltd.	130,500	5,498,329
Toho Gas Co., Ltd.	29,600	1,958,138
Toho Holdings Co., Ltd.	13,500	237,062
Tohoku Electric Power Co., Inc.	270,200	2,224,514
Tokai Carbon Co., Ltd. (c)	131,200	1,639,285
Tokio Marine Holdings, Inc.	310,065	15,940,966
Tokuyama Corp.	9,100	204,220
Tokyo Century Corp.	6,500	514,989
Tokyo Dome Corp. (c)	277,600	3,489,998
Tokyo Electric Power Co. Holdings, Inc. (b)	545,375	1,436,796
Tokyo Electron, Ltd.	76,555	28,473,166
Tokyo Gas Co., Ltd.	130,295	3,008,604
Tokyo Ohka Kogyo Co., Ltd.	14,100	990,121
Tokyo Seimitsu Co., Ltd.	14,500	681,147
Tokyo Tatemono Co., Ltd. (c)	130,400	1,787,166
Tokyu Corp.	153,275	1,901,741
Tokyu Fudosan Holdings Corp.	140,600	748,995
Tokyu REIT, Inc.	379	600,556
Toppan Printing Co., Ltd.	120,000	1,691,123
Toray Industries, Inc.	1,297,250	7,675,820
Torikizoku Co., Ltd.	34,800	489,415
Toshiba Corp.	263,251	7,356,086
Tosoh Corp.	127,300	1,982,647
Security Description	Shares	Value
TOTO, Ltd.	115,500	$6,935,929
Toyo Seikan Group Holdings, Ltd.	129,300	1,411,411
Toyo Suisan Kaisha, Ltd.	30,900	1,502,426
Toyo Tire Corp. (c)	130,400	1,980,408
Toyoda Gosei Co., Ltd.	16,000	464,139
Toyota Industries Corp.	131,100	10,399,622
Toyota Motor Corp.	963,288	74,239,746
Toyota Tsusho Corp.	130,500	5,264,492
Trend Micro, Inc. (b)	20,000	1,150,661
TS Tech Co., Ltd.	18,200	562,332
Tsumura & Co.	3,500	105,090
Tsuruha Holdings, Inc.	10,000	1,421,861
Ube Industries, Ltd.	35,100	636,420
Ulvac, Inc.	18,500	791,104
Unicharm Corp.	138,900	6,581,421
United Urban Investment Corp. REIT	1,347	1,664,751
Ushio, Inc.	30,600	397,745
USS Co., Ltd.	131,910	2,665,158
Valor Holdings Co., Ltd.	18,900	483,827
Wacoal Holdings Corp.	25,300	508,720
Warabeya Nichiyo Holdings Co., Ltd.	136,500	1,873,413
Welcia Holdings Co., Ltd.	13,000	490,435
West Japan Railway Co.	102,200	5,344,354
Workman Co., Ltd. (c)	5,600	477,311
Yakult Honsha Co., Ltd.	128,900	6,492,130
Yamada Holdings Co., Ltd.	685,580	3,638,896
Yamagata Bank, Ltd.	1,634	16,254
Yamaguchi Financial Group, Inc.	12,000	67,529
Yamaha Corp.	132,100	7,766,449
Yamaha Motor Co., Ltd.	133,200	2,714,444
Yamanashi Chuo Bank, Ltd.	1,510	11,262
Yamato Holdings Co., Ltd.	137,100	3,493,729
Yamazaki Baking Co., Ltd. (c)	131,300	2,192,466
Yaoko Co., Ltd.	9,500	661,582
Yaskawa Electric Corp.	132,000	6,558,768
Yokogawa Electric Corp.	131,700	2,620,096
Yokohama Rubber Co., Ltd. (c)	46,600	692,376
Yoshinoya Holdings Co., Ltd. (c)	22,600	417,436
Z Holdings Corp.	389,400	2,354,994
Zenkoku Hosho Co., Ltd.	15,800	723,086
Zenrin Co., Ltd.	2,100	25,649
Zensho Holdings Co., Ltd.	20,500	533,919
Zeon Corp.	119,100	1,706,125
ZOZO, Inc.	33,800	834,483
		2,152,918,723
LUXEMBOURG — 0.1%
APERAM SA	19,044	795,506
ArcelorMittal SA (b)	218,765	5,053,607
Eurofins Scientific SE (b)(c)	40,740	3,421,029
SES SA	141,006	1,331,225

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Tenaris SA	157,041	$1,272,785
		11,874,152
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	1,225,000	9,518,658
MGM China Holdings, Ltd. (c)	350,000	601,250
Sands China, Ltd.	1,072,400	4,709,302
SJM Holdings, Ltd.	57,000	63,735
Wynn Macau, Ltd. (b)(c)	528,000	886,599
		15,779,544
MALTA — 0.0% (a)
Catena Media PLC (b)(c)	60,932	207,743
Kindred Group PLC SDR (b)	94,315	925,171
		1,132,914
MEXICO — 0.0% (a)
Fresnillo PLC	83,377	1,287,315
MONGOLIA — 0.0% (a)
Turquoise Hill Resources, Ltd. (b)(c)	39,928	496,123
NETHERLANDS — 3.5%
Aalberts NV	39,373	1,756,454
ABN AMRO Bank NV (b)(e)	169,473	1,663,017
Adyen NV (b)(e)	8,448	19,691,127
Aegon NV	1,153,018	4,563,857
Akzo Nobel NV	118,623	12,752,102
Altice Europe NV (b)	131,332	856,163
Argenx SE (b)	13,899	4,115,481
ASML Holding NV	180,101	87,605,137
ASR Nederland NV	61,324	2,464,833
Euronext NV (e)	28,516	3,145,401
EXOR NV	40,803	3,306,001
Fugro NV (b)	51,520	479,084
Heineken Holding NV	39,577	3,731,103
Heineken NV	91,532	10,216,090
IMCD NV	21,599	2,755,062
ING Groep NV (b)	1,732,334	16,195,842
Just Eat Takeaway (b)(e)	24,839	2,804,572
Koninklijke Ahold Delhaize NV	533,504	15,085,486
Koninklijke DSM NV	102,013	17,574,374
Koninklijke KPN NV	1,921,221	5,846,215
Koninklijke Philips NV (b)	391,654	20,979,736
NN Group NV	154,033	6,696,235
OCI NV (b)	16,371	314,883
Pharming Group NV (b)(c)	185,517	288,730
PostNL NV (b)	413,037	1,409,986
Randstad NV (b)	27,158	1,769,121
Royal Dutch Shell PLC Class A	1,697,303	30,110,611
Royal Dutch Shell PLC Class B	1,536,194	26,446,133
SBM Offshore NV	174,869	3,330,302
Shop Apotheke Europe NV (b)(e)	9,476	1,718,284
Security Description	Shares	Value
Signify NV (b)(e)	61,338	$2,591,480
Wolters Kluwer NV	127,135	10,742,699
		323,005,601
NEW ZEALAND — 0.4%
a2 Milk Co., Ltd. (b)(c)	683,677	5,941,426
Air New Zealand, Ltd. (b)(c)	525,847	681,498
Auckland International Airport, Ltd. (b)	244,752	1,335,759
Contact Energy, Ltd.	292,563	1,876,850
Fisher & Paykel Healthcare Corp., Ltd.	285,909	6,787,022
Fletcher Building, Ltd. (b)	181,038	769,049
Goodman Property Trust REIT	973,429	1,633,024
Infratil, Ltd.	472,154	2,481,641
Kiwi Property Group, Ltd.	1,132,131	994,464
Meridian Energy, Ltd.	512,901	2,740,122
Ryman Healthcare, Ltd.	169,438	1,853,109
Spark New Zealand, Ltd.	774,556	2,621,097
Vital Healthcare Property Trust REIT	936,156	2,207,456
Xero, Ltd. (b)	43,596	4,939,151
		36,861,668
NORWAY — 0.6%
Aker BP ASA	43,816	1,106,409
Aker Carbon Capture A/S (b)	43,361	90,146
Aker Offshore Wind A/S Class A (b)	43,361	53,683
Aker Solutions ASA (b)	58,515	112,424
ArcticZymes Technologies ASA (b)	48,642	361,323
DNB ASA (b)	503,786	9,885,137
DNO ASA (b)	334,186	268,069
Equinor ASA	488,730	8,273,981
Gjensidige Forsikring ASA	77,079	1,723,080
IDEX Biometrics ASA (b)(c)	811,315	282,379
Kahoot! A/S (b)	234,488	2,607,263
Leroy Seafood Group ASA	114,715	811,397
Mowi ASA	144,333	3,219,781
Nordic Nanovector ASA (b)(c)	39,559	72,585
Norsk Hydro ASA	845,061	3,934,166
Norwegian Finans Holding ASA (b)	63,247	540,358
Orkla ASA	612,117	6,219,866
Salmar ASA	22,138	1,302,121
Schibsted ASA Class A (b)	28,683	1,227,125
Schibsted ASA Class B (b)	28,516	1,065,110
SpareBank 1 SR-Bank ASA (b)	75,197	799,225
Storebrand ASA (b)	468,415	3,512,312
Telenor ASA	348,803	5,943,781
TGS Nopec Geophysical Co. ASA	47,629	738,193
Tomra Systems ASA	44,940	2,218,145
		56,368,059

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (b)(c)	3,508,547	$528,883
EDP - Energias de Portugal SA	1,557,820	9,827,699
Galp Energia SGPS SA	175,326	1,877,909
Jeronimo Martins SGPS SA	101,107	1,709,665
Mota-Engil SGPS SA (b)(c)	227,053	378,934
NOS SGPS SA	538,167	1,881,919
Pharol SGPS SA (b)	622,608	95,072
		16,300,081
SINGAPORE — 1.0%
AIMS APAC REIT	1,230,731	1,164,010
ARA LOGOS Logistics Trust REIT	1,623,229	736,910
Ascendas India Trust	779,200	813,601
Ascendas Real Estate Investment Trust	988,834	2,229,581
Ascott Residence Trust	1,369,626	1,119,204
BOC Aviation, Ltd. (e)	141,100	1,219,227
CapitaLand Integrated Commercial Trust REIT	1,716,536	2,805,370
CapitaLand, Ltd.	2,838,846	7,045,296
City Developments, Ltd.	266,800	1,608,895
ComfortDelGro Corp., Ltd.	823,100	1,040,046
COSCO Shipping International Singapore Co., Ltd. (b)	3,956,300	838,167
DBS Group Holdings, Ltd.	817,027	15,479,405
Frasers Centrepoint Trust REIT	660,576	1,229,537
Genting Singapore, Ltd.	5,550,264	3,569,572
IGG, Inc. (c)	668,000	699,544
Jardine Cycle & Carriage, Ltd.	70,833	1,047,770
Keppel Corp., Ltd.	1,294,475	5,269,380
Keppel Infrastructure Trust	2,472,600	1,019,610
Keppel REIT	404,609	342,876
Lippo Malls Indonesia Retail Trust REIT (c)	8,203,700	384,844
Manulife US Real Estate Investment Trust	1,159,600	863,902
Mapletree Commercial Trust REIT	823,000	1,326,365
Mapletree Logistics Trust REIT	968,023	1,472,195
Mapletree North Asia Commercial Trust REIT	1,449,200	1,063,613
Oversea-Chinese Banking Corp., Ltd. (c)	1,211,710	9,223,170
Parkway Life Real Estate Investment Trust	305,800	895,431
SATS, Ltd. (b)(c)	272,000	819,097
Sembcorp Industries, Ltd.	394,400	510,289
Sembcorp Marine, Ltd. (b)(c)	1,936,132	209,486
Singapore Airlines, Ltd. (b)	135,489	438,764
Singapore Exchange, Ltd.	403,000	2,829,675
Security Description	Shares	Value
Singapore Press Holdings, Ltd. (c)	679,500	$580,967
Singapore Technologies Engineering, Ltd.	279,400	807,557
Singapore Telecommunications, Ltd.	2,541,600	4,442,247
Soilbuild Business Space REIT	2,731,884	1,105,859
Suntec Real Estate Investment Trust	932,300	1,051,055
UG Healthcare Corp., Ltd.	284,200	125,795
United Overseas Bank, Ltd.	540,308	9,235,091
UOL Group, Ltd.	271,354	1,582,975
Venture Corp., Ltd.	122,600	1,801,454
		90,047,832
SOUTH AFRICA — 0.2%
Anglo American PLC	653,502	21,658,159
Investec PLC	237,195	607,289
		22,265,448
SOUTH KOREA — 5.8%
Advanced Process Systems Corp. (b)	14,569	333,278
Alteogen, Inc. (b)	20,836	3,446,773
Amorepacific Corp. (b)	12,328	2,337,815
AMOREPACIFIC Group (b)	11,885	600,650
Anterogen Co., Ltd. (b)	2,285	131,046
Asiana Airlines, Inc. (b)	295,085	1,143,614
BGF retail Co., Ltd. (b)	3,807	474,867
Bioneer Corp. (b)	13,121	214,395
BIT Computer Co., Ltd.	48,346	494,008
BNK Financial Group, Inc.	125,127	654,259
Bukwang Pharmaceutical Co., Ltd.	18,935	489,803
Celltrion Healthcare Co., Ltd. (b)(c)	19,078	2,862,666
Celltrion Pharm, Inc. (b)	2,157	473,774
Celltrion, Inc. (b)(c)	46,964	15,520,644
Cheil Worldwide, Inc. (b)	28,987	549,694
CJ CGV Co., Ltd. (b)	71,688	1,663,019
CJ CheilJedang Corp. (b)	5,182	1,817,492
CJ ENM Co., Ltd. (b)	6,458	829,321
CJ Logistics Corp. (b)	3,651	556,237
CMG Pharmaceutical Co., Ltd. (b)(c)	76,694	408,075
Com2uSCorp	3,993	585,552
CORESTEM, Inc. (b)	21,793	465,431
Coway Co., Ltd. (b)	15,142	1,013,370
CUROCOM Co., Ltd. (b)	50,477	94,560
Dae Han Flour Mills Co., Ltd. (b)	16,780	2,564,190
Daelim Industrial Co., Ltd.	10,952	836,800
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	849	21,415
DB HiTek Co., Ltd.	15,794	741,502
DB Insurance Co., Ltd. (b)	26,247	1,057,080

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Deutsch Motors, Inc.	51,673	$352,478
Digitech Systems Co., Ltd. (b)(f)	19,094	—
DIO Corp. (b)	10,287	299,718
Dongsuh Cos., Inc. (b)(c)	20,554	642,372
Dongwon F&B Co., Ltd. (b)	9,319	1,535,580
Dongwon Industries Co., Ltd. (b)	10,622	2,175,638
Doosan Bobcat, Inc. (b)	20,054	547,364
Doosan Fuel Cell Co., Ltd. (b)	18,911	931,362
Douzone Bizon Co., Ltd. (b)	7,766	743,500
Ecopro BM Co., Ltd.	3,983	623,684
E-MART, Inc. (b)	6,648	927,158
Eone Diagnomics Genome Center Co., Ltd. (b)	39,482	345,281
Eubiologics Co., Ltd. (b)	1,146	22,471
Fila Holdings Corp. (b)	20,030	805,773
GAEASOFT (b)	27,526	357,283
Geneonelifescience, Inc. (b)	22,779	451,889
Genexine, Inc. (b)	7,069	808,871
Gravity Co., Ltd. ADR (b)(c)	1,200	216,888
Green Cross Holdings Corp. (b)	14,828	566,475
GS Engineering & Construction Corp. (b)(c)	34,345	1,195,104
GS Holdings Corp. (b)(c)	28,026	968,771
GS Home Shopping, Inc. (b)	9,290	1,188,723
GY Commerce Co., Ltd. (b)(f)	32,705	33,870
Hana Financial Group, Inc.	102,260	3,247,694
Hana Tour Service, Inc. (c)	31,470	1,622,314
Hancom, Inc. (b)	68,151	1,182,589
Hanjin Kal Corp.	14,439	838,719
Hankook Shell Oil Co., Ltd.	3,964	943,288
Hankook Tire & Technology Co., Ltd. (b)	15,943	578,251
Hanmi Pharm Co., Ltd. (b)	2,761	931,517
Hanmi Science Co., Ltd.	15,178	1,063,284
Hanon Systems	104,497	1,563,174
Hansol Chemical Co., Ltd. (b)	3,705	670,195
Hanssem Co., Ltd. (b)	18,118	1,742,917
Hanwha Aerospace Co., Ltd. (b)	25,624	672,267
Hanwha Corp. (b)	21,420	558,028
Hanwha Solutions Corp. (b)	42,434	1,871,112
Harim Co., Ltd. (b)	362,767	950,080
HDC Hyundai Engineering Plastics Co., Ltd. (c)	449,190	2,737,400
Helixmith Co., Ltd. (b)	4,756	144,479
Hite Jinro Co., Ltd.	13,998	410,417
HLB, Inc. (b)	8,271	704,288
HMM Co., Ltd. (b)	112,363	1,442,938
Hotel Shilla Co., Ltd. (b)(c)	37,879	2,869,780
HS Industries Co., Ltd. (b)	59,886	393,066
Hugel, Inc. (b)	2,999	518,468
Huons Co., Ltd.	28,106	1,598,961
Huons Global Co., Ltd.	17,322	466,417
Security Description	Shares	Value
Hyundai Bioland Co., Ltd. (b)	107,459	$2,418,644
Hyundai Construction Equipment Co., Ltd. (b)	1,077	32,470
Hyundai Electric & Energy System Co., Ltd. (b)	1,422	21,468
Hyundai Elevator Co., Ltd. (b)	35,394	1,293,512
Hyundai Engineering & Construction Co., Ltd. (b)	28,384	978,533
Hyundai Glovis Co., Ltd. (b)	5,151	872,488
Hyundai Heavy Industries Holdings Co., Ltd. (b)(c)	3,640	949,959
Hyundai Marine & Fire Insurance Co., Ltd. (b)	43,462	910,209
Hyundai Mobis Co., Ltd. (b)	27,228	6,404,082
Hyundai Motor Co. (b)(c)	60,694	10,727,468
Hyundai Motor Co. Preference Shares (b)(d)	9,792	807,662
Hyundai Motor Co. Preference Shares (b)(d)	13,500	1,099,834
Hyundai Steel Co. (b)	33,819	1,232,838
Industrial Bank of Korea	105,630	859,587
Inscobee, Inc. (b)	25,897	50,302
Jeil Pharmaceutical Co., Ltd. (b)	3,458	199,274
Jenax, Inc. (b)	97,728	286,985
Kakao Corp.	15,901	5,701,408
Kangstem Biotech Co., Ltd. (b)	13,522	98,462
Kangwon Land, Inc. (b)	33,780	730,765
KB Financial Group, Inc. (c)	215,461	8,608,126
KCC Corp.	1,074	195,264
KCC Glass Corp. (b)	813	27,542
Kia Motors Corp. (b)	87,378	5,019,228
Kiwi Media Group Co., Ltd. (b)(f)	164,731	17,060
KIWOOM Securities Co., Ltd.	45,610	5,311,300
KMW Co., Ltd. (b)(c)	15,146	1,125,179
Koh Young Technology, Inc. (b)	56,812	5,491,356
Korea Aerospace Industries, Ltd. (b)	19,053	452,515
Korea Electric Power Corp. ADR (b)(c)	316,065	3,878,118
Korea Investment Holdings Co., Ltd. (b)	22,773	1,656,142
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	10,617	1,060,429
Korea Zinc Co., Ltd. (b)(c)	5,385	1,990,313
Korean Air Lines Co., Ltd. (b)	56,816	1,422,623
KT&G Corp. (b)(c)	49,984	3,823,686
Kumho Petrochemical Co., Ltd. (b)	7,189	959,592
LabGenomics Co., Ltd. (b)	16,204	281,925
LG Chem, Ltd. (b)	17,393	13,193,254
LG Chem, Ltd. Preference Shares (b)	7,947	2,790,924
LG Corp. (b)	52,016	4,189,819

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
LG Display Co., Ltd. ADR (b)	408,021	$3,443,697
LG Display Co., Ltd.	86,474	1,476,657
LG Electronics, Inc.	49,384	6,137,200
LG Household & Health Care, Ltd. (b)(c)	4,015	5,987,573
LG Household & Health Care, Ltd. Preference Shares (b)	881	582,305
LG Innotek Co., Ltd. (b)	10,516	1,766,704
LG Uplus Corp. (b)	91,273	987,257
Lotte Chemical Corp. (b)(c)	5,371	1,364,629
Lotte Corp. (b)	31,197	1,013,766
Lotte Food Co., Ltd. (b)(c)	2,693	821,808
Lotte Shopping Co., Ltd. (b)	5,325	502,451
LS Corp. (b)	11,194	735,756
Mando Corp. (b)	13,287	719,208
ME2ON Co., Ltd. (b)	207,317	1,175,617
Medifron DBT Co., Ltd. (b)	50,716	186,047
MedPacto, Inc. (b)	8,234	892,149
Medy-Tox, Inc.	6,000	966,584
Meritz Securities Co., Ltd. (b)	215,487	727,018
Mirae Asset Daewoo Co., Ltd. (b)	154,326	1,341,100
Modetour Network, Inc. (b)(c)	165,191	3,124,989
Muhak Co., Ltd. (b)	95,353	630,244
NAVER Corp. (b)	64,019	17,237,925
NCSoft Corp. (b)	6,658	5,706,157
Netmarble Corp. (b)(e)	25,250	3,056,591
Nexon GT Co., Ltd. (b)	70,557	857,362
NH Investment & Securities Co., Ltd. (b)	57,851	601,782
NHN Corp. (b)	2,484	170,585
NongShim Co., Ltd. (b)	1,530	422,535
OCI Co., Ltd. (b)	5,170	442,613
Orientbio, Inc. (b)	26,521	30,884
Orion Corp/Republic of Korea (b)	6,577	750,758
Orion Holdings Corp. (b)	1,007	12,236
Oscotec, Inc. (b)	10,033	605,878
Ottogi Corp. (b)(c)	2,719	1,444,226
Pearl Abyss Corp. (b)	2,772	664,229
Pharmicell Co., Ltd. (b)	16,161	257,374
POSCO ADR	151,975	9,469,562
POSCO Chemtech Co., Ltd.	9,693	927,987
Prostemics Co., Ltd. (b)	37,447	151,677
Rsupport Co., Ltd. (b)	35,677	435,165
S-1 Corp. (b)	14,616	1,143,662
Sajo Industries Co., Ltd.	60,219	1,729,571
Samsung Biologics Co., Ltd. (b)(e)	5,367	4,080,956
Samsung C&T Corp. (b)	36,846	4,680,795
Samsung Electro-Mechanics Co., Ltd. (b)	22,122	3,624,888
Samsung Electronics Co., Ltd. GDR (c)	83,284	151,993,300
Samsung Electronics Co., Ltd. Preference Shares	296,995	20,122,279
Security Description	Shares	Value
Samsung Engineering Co., Ltd. (b)	50,541	$616,467
Samsung Fire & Marine Insurance Co., Ltd. (b)(c)	10,714	1,849,282
Samsung Heavy Industries Co., Ltd. (b)	148,326	961,258
Samsung Life Insurance Co., Ltd. (b)	32,554	2,370,451
Samsung SDI Co., Ltd.	23,556	13,617,940
Samsung SDS Co., Ltd. (b)	14,711	2,417,300
Samsung Securities Co., Ltd. (b)	39,112	1,456,394
Seegene, Inc.	7,848	1,394,333
Shin Poong Pharmaceutical Co., Ltd. (b)	10,068	1,149,252
Shinhan Financial Group Co., Ltd.	163,114	4,812,486
Shinsegae Food Co., Ltd.	23,165	1,392,502
Shinsegae, Inc. (b)	4,005	882,995
SillaJen, Inc. (b)(c)(f)	25,450	212,610
SK Chemicals Co., Ltd. (b)	3,052	1,102,743
SK Holdings Co., Ltd. (c)	13,422	2,971,547
SK Hynix, Inc.	228,823	24,961,360
SK Innovation Co., Ltd. (b)(c)	37,453	6,550,741
SK Telecom Co., Ltd. ADR	241,470	5,911,186
SKC Co., Ltd.	8,117	702,382
S-Oil Corp. (b)	16,032	1,021,278
SundayToz Corp. (b)	9,255	181,471
WONIK IPS Co., Ltd. (b)	13,294	541,526
Wonpung Mulsan Co., Ltd. (b)	76,464	175,974
Woori Financial Group, Inc.	56,026	501,825
Youlchon Chemical Co., Ltd.	87,243	1,650,413
Yuhan Corp. (b)	19,924	1,377,421
Yungjin Pharmaceutical Co., Ltd. (b)	33,665	249,164
		531,249,608
SPAIN — 1.9%
Abertis Infraestructuras SA (b)(c)	1,675	13,260
Acciona SA (c)	10,908	1,557,535
Acerinox SA	115,176	1,273,104
ACS Actividades de Construccion y Servicios SA	99,651	3,310,344
Aedas Homes SA (b)(e)	9,398	242,627
Aena SME SA (b)(e)	29,202	5,080,821
Almirall SA	23,860	318,797
Amadeus IT Group SA	188,644	13,747,362
Amper SA (b)	2,424,266	567,139
Applus Services SA (b)	53,030	585,261
Atresmedia Corp. de Medios de Comunicacion SA (b)	95,885	337,882
Audax Renovables SA (b)	228,930	544,529
Banco Bilbao Vizcaya Argentaria SA	1,526,267	7,535,217
Banco de Sabadell SA	473,328	205,016

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Banco Santander SA (b)	4,370,170	$13,570,993
Bankia SA	254,310	450,872
Bankinter SA	345,963	1,872,692
Befesa SA (e)	25,606	1,619,772
CaixaBank SA	1,472,161	3,784,452
Cellnex Telecom SA (e)	128,451	7,720,004
Cia de Distribucion Integral Logista Holdings SA	50,619	982,287
CIE Automotive SA	22,960	619,725
Construcciones y Auxiliar de Ferrocarriles SA (b)	7,117	341,789
Deoleo SA (b)	1,671,174	517,326
Distribuidora Internacional de Alimentacion SA (b)(c)	817,185	114,485
Ebro Foods SA	43,542	1,009,044
eDreams ODIGEO SA (b)(c)	116,886	594,231
Enagas SA	95,708	2,103,765
Ence Energia y Celulosa SA (b)	192,885	801,235
Endesa SA (c)	128,972	3,526,912
Ercros SA	42,779	112,798
Euskaltel SA (e)	34,997	374,680
Faes Farma SA	126,037	538,202
Ferrovial SA	162,429	4,491,524
Fluidra SA	42,885	1,099,287
Fomento de Construcciones y Contratas SA	20,791	223,862
Gestamp Automocion SA (e)	70,961	342,609
Global Dominion Access SA (e)	46,330	213,143
Grenergy Renovables (b)	21,088	1,001,126
Grifols SA (c)	172,865	5,050,834
Grifols SA ADR	106,616	1,965,999
Grupo Catalana Occidente SA	17,158	611,965
Iberdrola SA	2,117,164	30,308,333
Indra Sistemas SA (b)(c)	210,783	1,800,167
Industria de Diseno Textil SA	454,491	14,480,647
Inmobiliaria Colonial Socimi SA REIT	123,159	1,209,297
Laboratorios Farmaceuticos Rovi SA	17,079	791,997
Lar Espana Real Estate Socimi SA REIT	25,007	142,889
Let's GOWEX SA (b)(c)(f)	4,019	—
Liberbank SA (b)	2,070,324	638,353
Mapfre SA	405,606	790,573
Masmovil Ibercom SA (b)(c)	28,989	798,064
Mediaset Espana Comunicacion SA (b)	85,497	445,638
Melia Hotels International SA (b)(c)	45,204	316,370
Merlin Properties Socimi SA REIT	132,700	1,263,200
Metrovacesa SA (b)(e)	18,584	137,340
Miquel y Costas & Miquel SA	7,069	127,317
Naturgy Energy Group SA	1,109	25,727
Security Description	Shares	Value
Neinor Homes SA (b)(e)	18,708	$249,503
Obrascon Huarte Lain SA (b)(c)	560,308	422,994
Pharma Mar SA	21,494	1,867,228
Prosegur Cash SA (e)	165,208	161,712
Prosegur Cia de Seguridad SA	111,646	333,042
Red Electrica Corp. SA	182,851	3,753,026
Repsol SA	706,739	7,134,026
Sacyr SA	247,321	611,271
Siemens Gamesa Renewable Energy SA	94,296	3,817,787
Solaria Energia y Medio Ambiente SA (b)	50,758	1,468,161
Solarpack Corp. Tecnologica SA (b)(c)	23,575	830,741
Talgo SA (b)(e)	35,715	180,696
Tecnicas Reunidas SA (b)(c)	44,141	584,374
Telefonica SA	1,394,099	5,535,156
Tubacex SA (b)(c)	323,485	542,246
Unicaja Banco SA (b)(e)	328,412	287,307
Viscofan SA	17,704	1,257,463
Zardoya Otis SA	138,216	969,024
		174,256,176
SWEDEN — 3.2%
Sinch AB (b)(e)	10,371	1,692,183
AAK AB	71,455	1,444,318
Alfa Laval AB (b)	249,212	6,867,133
Arjo AB Class B	31,278	239,368
Assa Abloy AB Class B	417,702	10,299,439
Atlas Copco AB Class A	259,325	13,296,937
Atlas Copco AB Class B	165,093	7,403,760
Beijer Ref AB	28,797	1,319,833
BHG Group AB (b)	60,315	1,313,151
Bilia AB Class A (b)	127,068	1,568,903
BillerudKorsnas AB	74,903	1,327,497
Boliden AB	112,153	3,979,444
Boozt AB (b)(e)	27,415	623,573
Bravida Holding AB (e)	82,304	1,097,380
Bure Equity AB	34,519	1,234,060
Castellum AB	112,199	2,851,238
Cell Impact AB (b)	147,918	657,409
Diamyd Medical AB (b)	100,276	376,681
Dometic Group AB (b)(e)	121,859	1,616,616
Electrolux AB Class B	203,782	4,748,061
Electrolux Professional AB Class B (b)	3,074	17,435
Elekta AB Class B	109,618	1,474,245
Enzymatica AB (b)	70,920	161,485
Epiroc AB Class A	269,302	4,907,251
Epiroc AB Class B	165,083	2,794,082
Essity AB Class B	250,088	8,054,536
Evolution Gaming Group AB (e)	104,002	10,571,731
Fabege AB	115,067	1,812,338

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Fastighets AB Balder Class B (b)	39,616	$2,068,944
G5 Entertainment AB	7,243	357,010
Getinge AB Class B	42,287	989,136
Hennes & Mauritz AB Class B (b)	429,948	9,004,640
Hexagon AB Class B	109,373	9,985,677
Hexpol AB	131,467	1,408,709
Holmen AB Class B	40,841	1,957,372
Hufvudstaden AB Class A	74,773	1,240,063
Husqvarna AB Class B	173,526	2,250,278
ICA Gruppen AB	32,650	1,633,583
Industrivarden AB Class A (b)	82,004	2,737,943
Industrivarden AB Class C (b)	69,266	2,239,271
Indutrade AB (b)	110,250	2,365,410
Intrum AB	30,015	792,355
Investment AB Latour Class B	50,729	1,233,549
Investor AB Class B	164,883	12,030,112
JM AB	34,139	1,208,004
Kancera AB (b)(c)	1,529,109	303,865
Karo Pharma AB (b)	544,579	3,481,306
Kinnevik AB Class B	135,587	6,859,794
KNOW IT AB (b)	161,327	6,119,093
Kungsleden AB	73,375	804,998
L E Lundbergforetagen AB Class B (b)	30,031	1,611,151
LeoVegas AB (e)	158,870	675,133
Loomis AB	29,925	824,231
Lundin Energy AB	95,797	2,593,065
MIPS AB	3,663	229,703
Modern Times Group MTG AB Class B (b)	6,685	119,413
Mycronic AB	46,761	1,397,270
NCC AB Class B	59,624	1,089,016
Nibe Industrier AB Class B	158,842	5,216,368
Nolato AB Class B (b)	13,350	1,352,467
Nordic Entertainment Group AB Class B (b)	6,640	370,787
Nyfosa AB (b)	117,301	1,170,503
Pandox AB (b)	31,168	551,058
Saab AB Class B (b)	41,313	1,204,798
Samhallsbyggnadsbolaget i Norden AB (c)	343,608	1,199,117
Sandvik AB (b)	567,343	13,906,295
Sectra AB Class B	16,988	1,517,275
Securitas AB Class B (c)	135,068	2,183,278
Skandinaviska Enskilda Banken AB Class A (b)	732,315	7,534,885
Skanska AB Class B	168,533	4,303,337
SKF AB Class B	154,120	4,004,750
SSAB AB Class B (b)	258,225	823,171
Stillfront Group AB (b)	129,190	1,573,080
Svenska Cellulosa AB SCA Class B (b)	207,941	3,628,343
Svenska Handelsbanken AB Class A (b)	627,260	6,308,841
Security Description	Shares	Value
Swedbank AB Class A (b)	434,066	$7,617,316
Swedish Match AB	66,739	5,183,059
Swedish Orphan Biovitrum AB (b)	92,967	1,880,271
Tele2 AB Class B	360,837	4,771,587
Telefonaktiebolaget LM Ericsson Class B	1,453,524	17,281,123
Telia Co. AB	606,290	2,507,091
Tethys Oil AB	129,953	778,526
Thule Group AB (b)(e)	37,343	1,398,677
Trelleborg AB Class B (b)	102,467	2,277,031
Vitrolife AB (b)	42,147	1,107,491
Volvo AB Class A (b)	86,635	2,061,294
Volvo AB Class B (b)	667,623	15,754,587
Wallenstam AB Class B	86,132	1,369,713
Wihlborgs Fastigheter AB	54,832	1,237,844
		295,434,144
SWITZERLAND — 7.7%
ABB, Ltd.	844,259	23,600,475
Adecco Group AG	125,974	8,431,045
Alcon, Inc. (b)	216,754	14,428,198
ALSO Holding AG	2,608	746,449
Aryzta AG (b)	168,617	130,094
Bachem Holding AG Class B	2,586	1,157,037
Baloise Holding AG	20,509	3,654,242
Barry Callebaut AG	1,312	3,122,855
Belimo Holding AG	108	938,334
BKW AG	8,030	901,155
Bucher Industries AG	2,712	1,244,400
Cembra Money Bank AG	11,210	1,359,480
Chocoladefabriken Lindt & Spruengli AG (d)	200	1,952,599
Chocoladefabriken Lindt & Spruengli AG (d)	12	1,200,068
Cie Financiere Richemont SA	220,203	19,948,930
Clariant AG	120,334	2,562,007
Coca-Cola HBC AG	73,525	2,389,003
Comet Holding AG	23,087	5,176,586
Credit Suisse Group AG	778,046	10,034,192
CRISPR Therapeutics AG (b)(c)	13,820	2,115,980
Daetwyler Holding AG	2,970	863,499
DKSH Holding AG	12,745	959,534
dormakaba Holding AG	1,277	725,938
Dufry AG (b)	19,626	1,234,021
EMS-Chemie Holding AG	2,738	2,642,134
Flughafen Zurich AG (b)	8,104	1,431,115
Forbo Holding AG	357	613,073
Galenica AG (e)	20,344	1,357,878
Geberit AG	16,314	10,228,202
Georg Fischer AG	1,399	1,804,242
Givaudan SA	4,063	17,144,624
Helvetia Holding AG	13,399	1,415,766
Idorsia, Ltd. (b)(c)	40,968	1,182,763
Inficon Holding AG	849	776,053
Interroll Holding AG	220	670,739

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
IWG PLC (b)	286,884	$1,345,879
Julius Baer Group, Ltd.	138,944	8,016,453
Kuehne + Nagel International AG	43,278	9,831,124
LafargeHolcim, Ltd. (d)	255,953	14,078,211
LafargeHolcim, Ltd. (d)	4,186	228,687
Leonteq AG	19,108	757,662
Logitech International SA	70,847	6,886,333
Lonza Group AG	28,598	18,402,107
Meyer Burger Technology AG (b)	151,572	57,752
Mobimo Holding AG	2,697	872,608
Nestle SA	1,096,119	129,284,877
Novartis AG	985,980	93,305,308
OC Oerlikon Corp. AG	78,290	810,400
Partners Group Holding AG	8,102	9,532,304
PSP Swiss Property AG	16,344	2,187,335
Roche Holding AG Bearer Shares	1	351
Roche Holding AG	293,942	102,752,506
Schindler Holding AG (d)	19,014	5,132,350
Schindler Holding AG (d)	9,572	2,581,554
Schweiter Technologies AG	317	523,582
SFS Group AG	6,881	817,360
SGS SA	2,667	8,055,761
Sika AG	71,433	19,540,132
Sonova Holding AG (b)	23,382	6,083,896
St Galler Kantonalbank AG	1,237	580,751
STMicroelectronics NV	344,337	12,871,128
Straumann Holding AG	4,110	4,796,046
Sulzer AG	31,772	3,346,313
Swatch Group AG (d)	12,417	3,392,393
Swatch Group AG (d)	24,532	1,297,716
Swiss Life Holding AG	13,599	6,344,508
Swiss Prime Site AG	29,872	2,936,678
Swiss Re AG	142,729	13,456,683
Swisscom AG	10,867	5,865,316
Temenos AG	40,812	5,708,924
u-blox Holding AG	6,870	457,378
UBS Group AG	1,418,845	20,015,835
Valiant Holding AG	6,537	639,686
VAT Group AG (e)	10,647	2,659,492
Vifor Pharma AG	15,074	2,370,367
Vontobel Holding AG	11,287	896,371
VZ Holding AG	5,882	538,327
Zur Rose Group AG (b)	2,937	940,292
Zurich Insurance Group AG	65,154	27,529,859
		705,871,305
TAIWAN — 0.0% (a)
Medtecs International Corp., Ltd.	331,100	250,520
THAILAND — 0.3%
Sea, Ltd. ADR (b)(c)	117,425	23,373,446
TURKEY — 0.0% (a)
Eldorado Gold Corp. (b)	43,566	576,890
Security Description	Shares	Value
UNITED KINGDOM — 10.2%
3i Group PLC	404,566	$6,403,986
Admiral Group PLC	102,920	4,088,348
Afren PLC (b)(c)(f)	55,933	—
Aggreko PLC	91,574	783,608
AO World PLC (b)	131,109	736,592
Ashtead Group PLC	184,521	8,671,697
Associated British Foods PLC (b)	150,196	4,648,226
AstraZeneca PLC	554,920	55,556,021
Auto Trader Group PLC (e)	313,364	2,552,982
AVEVA Group PLC	47,775	2,091,098
Aviva PLC	2,139,789	9,512,045
Avon Rubber PLC	113,818	4,924,216
B&M European Value Retail SA	325,902	2,299,627
Babcock International Group PLC (b)	217,615	832,615
BAE Systems PLC	1,315,101	8,787,043
Balfour Beatty PLC (b)	1,128,847	4,169,393
Barclays PLC (b)	5,915,265	11,860,351
Barratt Developments PLC (b)	676,832	6,198,807
Beazley PLC	221,892	1,105,887
Bellway PLC	42,303	1,708,760
Berkeley Group Holdings PLC	44,897	2,910,257
Big Yellow Group PLC REIT	117,230	1,757,915
BP PLC	8,283,984	28,853,008
British American Tobacco PLC	936,475	34,665,484
British Land Co. PLC REIT	726,701	4,857,547
Britvic PLC	90,370	1,003,073
BT Group PLC	3,966,850	7,171,234
Bunzl PLC	139,520	4,659,211
Burberry Group PLC (b)	230,677	5,642,719
Cairn Energy PLC (b)	183,940	527,011
Capita PLC (b)	974,988	522,575
Capital & Counties Properties PLC REIT	315,936	626,209
Centrica PLC (b)	2,872,239	1,829,612
Cineworld Group PLC (c)	501,560	439,474
Close Brothers Group PLC	62,822	1,186,785
CNH Industrial NV (b)	418,280	5,284,195
Coca-Cola European Partners PLC	97,073	4,837,148
Compass Group PLC	703,010	13,098,145
Croda International PLC	54,513	4,915,109
Daily Mail & General Trust PLC Class A	51,115	520,544
DCC PLC	35,475	2,510,943
Dechra Pharmaceuticals PLC	53,496	2,522,858
Derwent London PLC REIT	47,613	2,015,018
Diageo PLC	982,679	38,659,380
Dialog Semiconductor PLC (b)	32,712	1,788,707

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Direct Line Insurance Group PLC	601,960	$2,624,888
Dixons Carphone PLC (b)	426,848	675,669
Drax Group PLC	161,355	827,115
DS Smith PLC (b)	287,908	1,474,259
easyJet PLC	105,314	1,194,859
Electrocomponents PLC	231,059	2,749,439
EnQuest PLC (b)(c)	5,612,930	867,003
Entain PLC (b)	229,916	3,562,404
Experian PLC	465,622	17,675,097
Farfetch, Ltd. Class A (b)	76,999	4,913,306
Fiat Chrysler Automobiles NV (b)	448,540	8,045,570
Firstgroup PLC (b)	1,454,193	1,470,978
Frasers Group PLC (b)	65,343	403,193
Future PLC	46,947	1,115,347
G4S PLC (b)	1,515,907	5,259,163
Gamesys Group PLC	64,419	1,003,856
GlaxoSmithKline PLC	2,133,554	39,138,897
Grafton Group PLC (b)	91,533	1,154,241
Great Portland Estates PLC REIT	118,581	1,082,789
GW Pharmaceuticals PLC ADR (b)(c)	12,172	1,404,771
Gym Group PLC (b)(e)	395,515	1,173,208
Halma PLC	159,294	5,332,620
Hammerson PLC REIT	1,528,523	519,219
Hargreaves Lansdown PLC	82,428	1,718,292
Hays PLC (b)	581,422	1,136,527
Hikma Pharmaceuticals PLC	58,535	2,014,762
Hiscox, Ltd. (b)	123,054	1,671,993
HomeServe PLC	168,164	2,356,185
Howden Joinery Group PLC (b)	249,527	2,352,162
HSBC Holdings PLC (b)	8,127,722	42,090,933
IG Group Holdings PLC	151,896	1,789,806
IMI PLC	97,072	1,545,868
Imperial Brands PLC	401,772	8,432,996
Inchcape PLC (b)	174,300	1,533,198
Indivior PLC (b)	337,998	502,684
Informa PLC (b)	499,830	3,751,000
InterContinental Hotels Group PLC (b)	83,077	5,326,060
Intermediate Capital Group PLC	124,158	2,929,327
International Consolidated Airlines Group SA (b)	284,310	621,043
International Personal Finance PLC (b)(c)	140,809	156,870
Intertek Group PLC	70,155	5,416,338
Intu Properties PLC REIT (b)(c)(f)	315,030	—
ITV PLC (b)	1,526,788	2,228,961
J Sainsbury PLC	1,027,660	3,167,732
JD Sports Fashion PLC (b)	173,363	2,038,015
John Wood Group PLC (b)	436,088	1,849,134
Johnson Matthey PLC	83,202	2,758,023
Security Description	Shares	Value
Keller Group PLC	42,187	$402,519
Kingfisher PLC (b)	1,632,808	6,035,236
Lancashire Holdings, Ltd.	83,235	823,184
Land Securities Group PLC REIT	514,528	4,739,063
Legal & General Group PLC	2,463,371	8,963,762
Lloyds Banking Group PLC (b)	29,217,243	14,553,586
London Stock Exchange Group PLC	129,847	15,988,684
LondonMetric Property PLC REIT	286,483	896,782
M&G PLC	1,063,634	2,878,062
Man Group PLC	1,149,102	2,167,655
Marks & Spencer Group PLC (b)	1,258,396	2,344,583
Meggitt PLC (b)	263,665	1,681,344
Melrose Industries PLC (b)	1,938,503	4,718,032
Micro Focus International PLC (b)	149,816	868,518
Mondi PLC	304,001	7,145,450
National Grid PLC	1,605,073	18,978,563
Natwest Group PLC (b)	1,868,954	4,283,064
Next PLC (b)	88,983	8,619,074
Ninety One PLC	118,633	371,683
Ocado Group PLC (b)	194,405	6,077,515
Pearson PLC (c)	497,012	4,622,571
Pennon Group PLC	173,565	2,253,918
Pensana Rare Earths PLC (b)	54,531	81,995
Persimmon PLC	52,766	1,995,794
Petrofac, Ltd. (b)(c)	99,787	188,374
Phoenix Group Holdings PLC	234,019	2,241,164
Provident Financial PLC (b)	46,266	194,157
Prudential PLC	1,063,634	19,584,488
Quilter PLC (e)	981,211	2,060,184
Reckitt Benckiser Group PLC	298,843	26,724,282
Redrow PLC (b)	85,815	670,397
RELX PLC (d)	524,663	12,855,590
RELX PLC (d)	424,152	10,394,992
Rentokil Initial PLC (b)	770,583	5,367,861
Restaurant Group PLC (b)	1,161,228	1,019,072
Rightmove PLC (b)	424,830	3,779,333
Rolls-Royce Holdings PLC (b)	3,851,934	5,857,756
Rotork PLC	456,054	1,982,421
Royal Mail PLC (b)	190,581	879,758
RSA Insurance Group PLC	569,014	5,268,907
Sage Group PLC	467,433	3,718,731
Schroders PLC	47,632	2,172,738
Segro PLC REIT	405,473	5,252,178
Serco Group PLC (b)	754,441	1,232,383
Severn Trent PLC	99,729	3,120,468
Shaftesbury PLC REIT (c)	130,222	1,012,859
Signature Aviation PLC (b)	395,299	2,091,169
Smith & Nephew PLC	398,720	8,229,954
Smiths Group PLC	237,725	4,888,994

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Spectris PLC	51,474	$1,982,811
Spirax-Sarco Engineering PLC	30,003	4,632,371
SSE PLC	634,582	13,011,622
SSP Group PLC	184,724	837,823
St James's Place PLC	217,977	3,377,416
Standard Chartered PLC (b)	1,212,086	7,719,312
Standard Life Aberdeen PLC	1,546,136	5,945,246
Subsea 7 SA (b)	105,178	1,079,057
TalkTalk Telecom Group PLC (c)	181,492	243,129
Tate & Lyle PLC	379,439	3,497,937
Taylor Wimpey PLC (b)	1,026,626	2,326,747
Telecom Plus PLC	25,924	508,164
Tesco PLC	4,547,521	14,384,358
Tiziana Life Sciences PLC ADR (b)(c)	154,440	311,969
TP ICAP PLC	243,640	793,310
Trainline PLC (b)(e)	117,524	745,413
Travis Perkins PLC (b)	66,735	1,228,779
Tritax Big Box REIT PLC	905,968	2,079,294
Unilever PLC (d)	482,227	28,951,181
Unilever PLC (d)	584,414	35,441,934
UNITE Group PLC REIT (b)	109,555	1,564,952
United Utilities Group PLC	295,952	3,620,735
Victrex PLC (c)	39,516	1,267,224
Virgin Money UK PLC ADR (b)	310,302	567,484
Vodafone Group PLC	11,987,387	19,817,411
Weir Group PLC (b)	48,196	1,310,712
WH Smith PLC	44,970	928,223
Whitbread PLC (b)	115,211	4,882,116
William Hill PLC (b)	599,596	2,213,786
Wm Morrison Supermarkets PLC	1,643,705	3,984,809
Workspace Group PLC REIT	98,430	1,034,680
WPP PLC	559,364	6,116,978
		939,477,093
UNITED STATES — 1.0%
Access Bio, Inc. ADR (b)	20,492	415,952
Adaptimmune Therapeutics PLC ADR (b)(c)	118,381	638,074
Argonaut Gold, Inc. (b)	146,544	315,173
Atlassian Corp. PLC Class A (b)	48,893	11,434,606
Bausch Health Cos., Inc. (b)	140,957	2,922,036
Carnival PLC	133,723	2,498,774
Constellium SE (b)	34,055	476,429
CyberArk Software, Ltd. (b)	25,606	4,137,674
Ferguson PLC	143,519	17,428,916
Flex, Ltd. (b)	574,719	10,333,448
International Game Technology PLC (c)	43,674	739,838
James Hardie Industries PLC CDI (b)	175,584	5,178,406
Security Description	Shares	Value
Nabriva Therapeutics PLC (b)(c)	85,936	$207,965
Nitro Software, Ltd. (b)	77,730	191,937
Nordic American Tankers, Ltd.	164,680	485,806
Pluristem Therapeutics, Inc. (b)(c)	25,000	176,750
Primo Water Corp. (c)	64,202	1,005,865
QIAGEN NV (b)	97,146	5,045,733
REC Silicon ASA (b)(c)	311,511	585,769
Spotify Technology SA (b)	39,520	12,435,363
Stratasys, Ltd. (b)(c)	19,133	396,436
Waste Connections, Inc.	107,943	11,058,650
		88,109,600
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	280,581	5,032,399
TOTAL COMMON STOCKS (Cost $7,760,981,980)		9,184,016,008

RIGHTS — 0.0% (a)
CANADA — 0.0% (a)
Pan American Silver Corp. (CVR) (expiring 2/22/29) (b)	32,808	27,043
SINGAPORE — 0.0% (a)
ARA Logos Logistics Trust (expiring 1/15/21) (b)	124,989	4,492
Lippo Malls Indonesia Retail Trust (expiring 1/14/21) (b) (c)	13,125,920	9,932
		14,424
SOUTH KOREA — 0.0% (a)
POSCO Chemical Co., Ltd. (expiring 1/14/21) (b)	2,309	64,723
SPAIN — 0.0% (a)
Faes Farma SA (expiring 1/25/21) (b)	126,037	25,629
Repsol SA (expiring 1/26/21) (b)	706,739	242,730
		268,359
TOTAL RIGHTS (Cost $287,950)		374,549
WARRANTS — 0.0% (a)
FRANCE — 0.0% (a)
CGG SA (expiring 2/21/23) (b)	13	—
Technicolor SA (expiring 9/22/24) (b) (c)	7,094	2,248
		2,248

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 0.0% (a)
Cie Financiere Richemont SA (expiring 11/22/23) (b)	440,406	$114,592
TOTAL WARRANTS (Cost $2)		116,840
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g) (h)	7,694,577	7,696,116
State Street Navigator Securities Lending Portfolio II (i) (j)	202,576,322	202,576,322
TOTAL SHORT-TERM INVESTMENTS (Cost $210,272,438)		210,272,438
TOTAL INVESTMENTS — 101.9% (Cost $7,971,542,370)		9,394,779,835
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(175,756,250)
NET ASSETS — 100.0%		$9,219,023,585
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $290,525, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,181,425,947	$2,299,536	$290,525	$9,184,016,008
Rights	344,428	30,121	—	374,549
Warrants	116,840	—	—	116,840
Short-Term Investments	210,272,438	—	—	210,272,438
TOTAL INVESTMENTS	$9,392,159,653	$2,329,657	$290,525	$9,394,779,835
See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	15.7%
Industrials	15.6
Consumer Discretionary	11.9
Information Technology	11.4
Health Care	11.2
Consumer Staples	9.1
Materials	8.5
Communication Services	5.4
Real Estate	3.8
Energy	3.6
Utilities	3.4
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	11,347,853	$11,350,122	$131,435,454	$135,089,460	$(1,133)	$1,133	7,694,577	$7,696,116	$2,485
State Street Navigator Securities Lending Portfolio II	121,695,745	121,695,745	285,451,948	204,571,371	—	—	202,576,322	202,576,322	379,043
Total		$133,045,867	$416,887,402	$339,660,831	$(1,133)	$1,133		$210,272,438	$381,528
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 8.6%
Abacus Property Group REIT (a)	170,328	$377,215
Accent Group, Ltd.	230,362	410,623
Adairs, Ltd.	62,619	159,456
Adelaide Brighton, Ltd.	188,573	487,466
AET&D Holdings No. 1 Pty, Ltd. (a)(b)(c)	110,316	—
Alkane Resources, Ltd. (c)	189,832	139,892
Alliance Aviation Services, Ltd. (a)(c)	47,565	140,942
Altura Mining, Ltd. (b)(c)	31,575	—
AMA Group, Ltd. (a)(c)	343,173	211,848
APN Industria REIT	86,705	192,020
ARB Corp., Ltd. (a)	37,174	883,508
Arena REIT	171,189	380,442
AUB Group, Ltd.	24,881	310,839
Audinate Group, Ltd. (a)(c)	38,884	244,539
Aurelia Metals, Ltd.	460,962	152,952
Austal, Ltd.	121,380	250,080
Australian Agricultural Co., Ltd. (a)(c)	163,380	138,679
Australian Ethical Investment, Ltd.	44,666	173,367
Australian Finance Group, Ltd. (a)	128,793	261,378
Australian Pharmaceutical Industries, Ltd.	262,296	248,953
Aventus Group REIT	92,662	195,917
Baby Bunting Group, Ltd. (a)	75,846	275,660
Bapcor, Ltd.	123,385	740,734
Bega Cheese, Ltd. (a)	75,956	299,505
Bellevue Gold, Ltd. (c)	256,053	221,293
Betmakers Technology Group, Ltd. (c)	418,180	216,201
Bigtincan Holdings, Ltd. (a)(c)	159,479	135,368
Bingo Industries, Ltd. (a)	219,708	413,672
Blackmores, Ltd. (a)(c)	7,034	410,069
Bravura Solutions, Ltd. (a)	79,053	196,424
Brickworks, Ltd.	35,701	528,935
Bubs Australia, Ltd. (a)(c)	377,765	173,444
BWP Trust REIT	144,020	491,208
BWX, Ltd.	50,186	159,164
Capricorn Metals, Ltd. (c)	90,154	124,178
Carbon Revolution, Ltd. (c)	52,394	118,055
Carnarvon Petroleum, Ltd. (c)	466,350	107,958
Catapult Group International, Ltd. (c)	94,749	135,625
Cedar Woods Properties, Ltd.	53,864	259,776
Centuria Capital Group	140,929	286,007
Centuria Industrial REIT	108,998	259,895
Centuria Office REIT	102,601	169,428
Chalice Mining, Ltd. (c)	123,337	371,175
Challenger, Ltd.	146,648	728,757
Champion Iron, Ltd. (c)	70,225	257,398
Charter Hall Long Wale REIT	155,234	557,006
Security Description	Shares	Value
Charter Hall Retail REIT	305,298	$864,591
Charter Hall Social Infrastructure REIT	140,847	354,312
City Chic Collective, Ltd. (c)	77,709	244,654
Clinuvel Pharmaceuticals, Ltd.	17,710	305,023
Clover Corp., Ltd. (a)	54,154	69,577
Codan, Ltd.	25,442	219,489
Collins Foods, Ltd.	43,978	327,139
Cooper Energy, Ltd. (a)(c)	781,540	235,199
Corporate Travel Management, Ltd. (a)(c)	34,467	465,438
Costa Group Holdings, Ltd.	161,486	508,412
Credit Corp. Group, Ltd. (a)	23,671	542,492
Cromwell Property Group REIT	345,951	232,249
CSR, Ltd. (a)	211,637	854,110
Dacian Gold, Ltd. (c)	262,464	83,037
Data#3, Ltd.	38,417	166,306
De Grey Mining, Ltd. (c)	348,845	273,224
Dicker Data, Ltd.	29,842	240,638
Domain Holdings Australia, Ltd.	86,028	298,062
Dubber Corp., Ltd. (c)	179,701	230,879
Eagers Automotive, Ltd. (a)	70,920	727,301
Eclipx Group, Ltd. (c)	126,043	172,638
Ecofibre, Ltd. (a)(c)	29,463	43,310
Elders, Ltd.	61,766	469,945
Electro Optic Systems Holdings, Ltd. (a)(c)	39,008	177,894
Elmo Software, Ltd. (c)	35,580	177,087
Emeco Holdings, Ltd. (a)(c)	170,692	150,155
EML Payments, Ltd. (a)(c)	193,743	624,918
Estia Health, Ltd. (a)	85,649	116,981
Flight Centre Travel Group, Ltd. (a)(c)	41,628	509,138
Freedom Foods Group, Ltd. (a)(b)(c)	34,458	60,026
G8 Education, Ltd. (a)	22,592	20,571
Galaxy Resources, Ltd. (c)	153,564	264,250
GDI Property Group REIT	187,624	175,184
Genworth Mortgage Insurance Australia, Ltd.	76,467	141,024
Gold Road Resources, Ltd. (c)	393,526	402,355
GrainCorp, Ltd. Class A	90,298	291,953
Growthpoint Properties Australia, Ltd. REIT	89,956	242,257
GUD Holdings, Ltd.	39,756	360,156
GWA Group, Ltd. (a)	116,826	314,619
Hansen Technologies, Ltd. (a)	83,865	241,385
Healius, Ltd.	279,825	805,408
Hotel Property Investments REIT	94,123	236,048
HUB24, Ltd. (a)	25,592	421,424
Humm Group, Ltd. (a)	99,289	86,193
IGO, Ltd.	222,142	1,093,634
Imdex, Ltd. (a)	267,409	355,947
Infomedia, Ltd.	182,218	271,374
Ingenia Communities Group REIT	161,480	613,062

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Inghams Group, Ltd.	73,330	$176,546
Integral Diagnostics, Ltd.	55,245	185,013
Integrated Research, Ltd.	123,052	252,575
InvoCare, Ltd. (a)	110,558	976,824
IOOF Holdings, Ltd. (a)	188,665	512,453
IPH, Ltd.	89,562	444,381
IRESS, Ltd.	68,119	557,704
Irongate Group REIT	182,545	178,893
iSignthis, Ltd. (a)(b)(c)	218,742	135,456
Jumbo Interactive, Ltd.	11,331	122,935
Jupiter Mines, Ltd.	823,587	193,834
Karoon Energy, Ltd. (a)(c)	545,435	446,138
Kogan.com, Ltd.	53,770	788,341
Lifestyle Communities, Ltd. (a)	28,788	284,120
Link Administration Holdings, Ltd.	162,432	695,641
Liquefied Natural Gas, Ltd. (c)	255,645	8,483
Lovisa Holdings, Ltd. (a)	31,424	274,734
Lynas Rare Earths, Ltd. (c)	350,771	1,077,277
MACA, Ltd.	270,772	253,864
Mach7 Technologies, Ltd. (c)	160,269	154,589
Mayne Pharma Group, Ltd. (c)	809,495	215,503
McMillan Shakespeare, Ltd.	36,046	344,627
McPherson's, Ltd. (a)	57,747	60,602
Medical Developments International, Ltd. (a)	31,775	163,788
Megaport, Ltd. (c)	59,293	651,987
MNF Group, Ltd. (a)	42,163	142,829
Moelis Australia, Ltd.	28,530	104,572
Monadelphous Group, Ltd.	40,478	420,734
Monash IVF Group, Ltd. (a)	275,752	167,035
Money3 Corp., Ltd. (a)	66,316	148,913
Mount Gibson Iron, Ltd.	50,732	36,016
Myer Holdings, Ltd. (a)(c)	378,491	84,698
Nanosonics, Ltd. (a)(c)	131,163	812,732
National Storage REIT	597,016	879,913
nearmap, Ltd. (c)	171,582	293,931
New Hope Corp., Ltd. (a)	346,732	378,591
nib holdings, Ltd.	117,807	542,708
Nick Scali, Ltd. (a)	36,089	268,734
Nickel Mines, Ltd.	406,858	346,917
Nine Entertainment Co. Holdings, Ltd.	648,746	1,161,404
NRW Holdings, Ltd.	170,324	383,777
Nufarm, Ltd. (c)	145,108	459,088
OceanaGold Corp. (c)	278,603	537,962
OFX Group, Ltd.	195,367	185,429
Omni Bridgeway, Ltd. (a)	101,443	336,598
oOh!media, Ltd.	249,820	320,004
Opthea, Ltd. (a)(c)	78,059	115,650
Orocobre, Ltd. (c)	83,810	289,084
Orora, Ltd.	235,809	491,298
Pact Group Holdings, Ltd. (a)	45,327	92,688
Paladin Energy, Ltd. (a)(c)	687,578	132,642
Paradigm Biopharmaceuticals, Ltd. (a)(c)	94,992	186,917
Security Description	Shares	Value
Pendal Group, Ltd.	101,958	$513,754
Perenti Global, Ltd.	378,029	399,637
Perpetual, Ltd. (a)	25,217	676,384
Perseus Mining, Ltd. (c)	485,632	487,159
Pilbara Minerals, Ltd. (c)	1,038,013	696,855
Pinnacle Investment Management Group, Ltd. (a)	75,962	416,174
Platinum Asset Management, Ltd.	59,682	187,899
PointsBet Holdings, Ltd. (c)	66,969	613,402
PolyNovo, Ltd. (a)(c)	300,133	898,599
Praemium, Ltd. (a)(c)	99,003	50,421
Premier Investments, Ltd.	41,035	744,436
Pro Medicus, Ltd. (a)	12,850	338,720
Ramelius Resources, Ltd.	257,132	334,331
Redbubble, Ltd. (c)	60,051	255,788
Regis Resources, Ltd.	260,875	752,878
Reject Shop, Ltd. (a)(c)	26,160	139,084
Resolute Mining, Ltd. (c)	461,943	283,384
Rhipe, Ltd.	114,406	162,438
Rural Funds Group REIT (a)	160,237	319,009
Sandfire Resources, Ltd.	93,473	385,887
SeaLink Travel Group, Ltd.	33,043	170,579
Select Harvests, Ltd.	40,681	163,864
Senex Energy, Ltd. (c)	273,105	66,384
Service Stream, Ltd. (a)	191,751	267,076
SG Fleet Group, Ltd.	65,792	125,398
Shopping Centres Australasia Property Group REIT	456,979	888,622
Sigma Healthcare, Ltd. (c)	388,349	184,297
Silver Lake Resources, Ltd. (c)	237,816	328,484
Silver Mines, Ltd. (c)	800,245	142,027
SmartGroup Corp., Ltd.	84,873	447,312
SolGold PLC (a)(c)	588,128	260,477
Southern Cross Media Group, Ltd. (a)(c)	121,232	209,549
SpeedCast International, Ltd. (a)(b)(c)	131,112	—
Splitit, Ltd. (c)	105,456	105,381
St Barbara, Ltd.	301,043	548,228
Star Entertainment Group, Ltd.	188,085	534,100
Starpharma Holdings, Ltd. (a)(c)	206,584	249,478
Strike Energy, Ltd. (a)(c)	507,727	111,659
Super Retail Group, Ltd. (a)	50,422	409,703
Superloop, Ltd. (a)(c)	90,404	73,946
Syrah Resources, Ltd. (a)(c)	253,673	187,917
Tassal Group, Ltd. (a)	120,877	313,403
Technology One, Ltd. (a)	109,168	690,764
Telix Pharmaceuticals, Ltd. (c)	95,924	279,795
Temple & Webster Group, Ltd. (c)	19,801	169,143
Tiger Resources, Ltd. (b)(c)	2,464	—
Tyro Payments, Ltd. (a)(c)	89,342	219,921
United Malt Grp, Ltd.	91,776	290,358
Uniti Group, Ltd. (a)(c)	158,004	208,490
Virtus Health, Ltd.	72,682	298,373

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Vista Group International, Ltd. (a)(c)	100,783	$121,907
Vita Group, Ltd.	127	105
Vocus Group, Ltd. (c)	279,175	870,319
Waypoint REIT	270,885	570,648
Webjet, Ltd. (a)	143,401	561,023
West African Resources, Ltd. (c)	196,755	158,658
Western Areas, Ltd.	38,648	78,434
Westgold Resources, Ltd. (c)	171,448	349,266
Whispir, Ltd. (c)	42,789	118,865
Whitehaven Coal, Ltd. (a)	352,686	447,687
Wisr, Ltd. (c)	728,736	109,654
Zip Co., Ltd. (a)(c)	112,771	460,335
Zoono Group, Ltd. (a)	64,469	65,418
		68,068,577
AUSTRIA — 0.3%
AT&S Austria Technologie & Systemtechnik AG	10,774	344,064
DO & Co. AG (a)(c)	3,207	262,118
FACC AG (a)(c)	9,678	100,534
Lenzing AG (a)(c)	3,256	329,865
Palfinger AG	4,649	147,327
PIERER Mobility AG (c)	1,522	122,421
Porr AG (a)(c)	6,907	109,019
S IMMO AG	26,691	553,876
S&T AG (c)	20,081	474,203
Schoeller-Bleckmann Oilfield Equipment AG	4,280	162,864
		2,606,291
BELGIUM — 1.0%
AGFA-Gevaert NV (c)	80,211	382,754
Barco NV	17,757	387,167
Befimmo SA REIT	6,245	277,371
Bekaert SA	21,534	715,610
Biocartis Group NV (c)(d)	15,554	88,495
Care Property Invest NV REIT	3,736	122,965
Cie d'Entreprises CFE (c)	2,438	249,380
Econocom Group SA	42,986	130,174
Fagron	20,364	473,411
Gimv NV	1,852	113,301
Intervest Offices & Warehouses NV REIT (a)	11,267	310,868
Ion Beam Applications (a)	9,535	142,332
Kinepolis Group NV (a)(c)	7,640	324,840
Materialise NV ADR (a)(c)	16,108	873,215
Mithra Pharmaceuticals SA (a)(c)	6,404	154,362
Montea CVA REIT	1,023	116,532
Ontex Group NV (a)(c)	34,927	470,084
Orange Belgium SA	6,259	166,949
Recticel SA	26,098	342,313
Retail Estates NV REIT	4,693	339,359
Tessenderlo Group SA (c)	23,571	941,636
Security Description	Shares	Value
X-Fab Silicon Foundries SE (c)(d)	39,212	$236,051
Xior Student Housing NV REIT	2,518	151,272
		7,510,441
BERMUDA — 0.0% (e)
Golar LNG, Ltd. (a)(c)	32,980	317,927
CANADA — 7.3%
Absolute Software Corp. (a)	14,716	174,998
Advantage Oil & Gas, Ltd. (a)(c)	168,309	225,909
Aecon Group, Inc. (a)	25,112	322,474
Ag Growth International, Inc. (a)	5,614	131,361
AGF Management, Ltd. Class B	23,327	111,327
Aimia, Inc. (c)	55,981	181,477
Alaris Equity Partners Income	20,354	241,404
Alcanna, Inc. (a)(c)	28,944	134,496
Aleafia Health, Inc. (a)(c)	97,965	36,141
Alexco Resource Corp. (a)(c)	52,386	166,533
Altius Minerals Corp. (a)	32,317	347,268
Altus Group, Ltd.	16,914	652,397
Americas Gold & Silver Corp. (a)(c)	57,107	182,886
Andlauer Healthcare Group, Inc.	2,687	86,347
Aphria, Inc. (a)(c)	97,886	676,136
ARC Resources, Ltd. (a)	159,697	752,105
Aritzia, Inc. (a)(c)	28,300	572,886
Artis Real Estate Investment Trust	72,247	604,516
Atrium Mortgage Investment Corp. (a)	30,862	306,440
ATS Automation Tooling Systems, Inc. (a)(c)	29,739	521,716
Aurinia Pharmaceuticals, Inc. (a)(c)	13,925	191,933
Aurora Cannabis, Inc. (a)(c)	41,954	349,068
AutoCanada, Inc.	14,651	271,515
Automotive Properties Real Estate Investment Trust	12,054	101,333
Badger Daylighting, Ltd. (a)	13,395	399,852
BELLUS Health, Inc. (a)(c)	32,075	96,426
Birchcliff Energy, Ltd. (a)	59,236	82,298
Boardwalk Real Estate Investment Trust	19,384	513,356
Bombardier, Inc. Class B (a)(c)	419,044	157,882
Bonterra Energy Corp.	308	525
Burcon NutraScience Corp. (a)(c)	56,865	153,544
Calian Group, Ltd. (a)	1,566	81,324
Calibre Mining Corp. (c)	61,742	117,281
Canaccord Genuity Group, Inc. (a)	48,258	422,731
Canacol Energy, Ltd. (a)	45,312	133,375
Canadian Solar, Inc. (a)(c)	21,145	1,083,470

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Canadian Western Bank (a)	18,828	$422,965
Canfor Corp. (c)	35,228	635,431
CanWel Building Materials Group, Ltd.	51,448	309,738
Cascades, Inc.	22,581	257,891
Celestica, Inc. (c)	51,116	412,058
Chartwell Retirement Residences	29,759	261,384
Civeo Corp. (c)	7,159	99,510
Cogeco, Inc. (a)	3,858	248,257
Colossus Minerals, Inc. (a)(b)(c)	390	—
Cominar Real Estate Investment Trust	95,193	605,977
Computer Modelling Group, Ltd.	1,760	6,742
Corus Entertainment, Inc. Class B (a)	141,074	473,938
CRH Medical Corp. (a)(c)	56,286	131,658
Crombie Real Estate Investment Trust	33,220	374,181
Cronos Group, Inc. (a)(c)	53,822	373,459
Diversified Royalty Corp. (a)	55,032	102,807
Docebo, Inc. (c)	3,523	228,829
Dorel Industries, Inc. Class B (c)	15,189	178,000
Dream Industrial Real Estate Investment Trust	54,426	561,775
Dream Office Real Estate Investment Trust	31,732	493,166
DREAM Unlimited Corp. Class A (a)	19,482	324,955
Dundee Precious Metals, Inc. (a)	68,337	490,803
dynaCERT, Inc. (c)	175,966	81,491
ECN Capital Corp. (a)	107,591	546,400
Endeavour Silver Corp. (a)(c)	72,635	366,596
Equitable Group, Inc.	5,778	458,068
ERO Copper Corp. (c)	24,922	399,456
Exchange Income Corp.	19,416	558,401
Extendicare, Inc. (a)	40,540	211,292
Fiera Capital Corp.	27,105	227,222
Firm Capital Mortgage Investment Corp.	27,502	274,804
First National Financial Corp.	3,862	125,742
Fortuna Silver Mines, Inc. (a)(c)	67,776	556,465
GASFRAC Energy Services, Inc. (b)(c)	21,904	—
goeasy, Ltd.	5,598	424,683
Golden Star Resources, Ltd. (c)	45,474	168,709
GoldMining, Inc. (a)(c)	63,546	138,165
Goodfood Market Corp. (c)	28,298	269,209
Gran Colombia Gold Corp. (a)	31,003	196,141
Great Basin Gold, Ltd. (a)(b)(c)	266,255	—
Security Description	Shares	Value
Great Canadian Gaming Corp. (a)(c)	25,094	$856,426
Hardwoods Distribution, Inc. (a)	8,075	160,486
Heroux-Devtek, Inc. (a)(c)	10,003	110,708
HEXO Corp. (a)(c)	43,520	159,527
Home Capital Group, Inc. (c)	28,466	663,611
Hudbay Minerals, Inc.	141,650	990,661
IMV, Inc. (a)(c)	26,165	79,892
Interfor Corp. (c)	24,712	461,071
InterRent Real Estate Investment Trust	31,953	343,357
Intertape Polymer Group, Inc. (a)	31,354	594,102
Jamieson Wellness, Inc. (a)	14,543	412,432
Karora Resources, Inc. (c)	48,664	144,006
Killam Apartment Real Estate Investment Trust	34,850	468,040
Knight Therapeutics, Inc. (a)(c)	63,218	265,476
Labrador Iron Ore Royalty Corp. (a)	32,505	832,016
Largo Resources, Ltd. (a)(c)	57,412	62,189
Laurentian Bank of Canada (a)	33,252	814,335
Liberty Gold Corp. (c)	67,184	91,758
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
Lithium Americas Corp. (c)	26,088	327,226
MAG Silver Corp. (a)(c)	45,334	927,319
Major Drilling Group International, Inc. (a)(c)	28,573	172,470
Marathon Gold Corp. (c)	72,603	164,696
Martinrea International, Inc.	60,288	703,202
Methanex Corp. (a)	15,091	692,836
Milestone Pharmaceuticals, Inc. (a)(c)	17,016	114,007
Minto Apartment Real Estate Investment Trust	16,720	267,336
Morguard North American Residential Real Estate Investment Trust	17,958	224,827
Morneau Shepell, Inc. (a)	29,604	721,046
MTY Food Group, Inc. (a)	8,612	391,731
Mullen Group, Ltd.	52,055	445,369
Nemaska Lithium, Inc. (b)(c)	337,936	—
Neptune Wellness Solutions, Inc. (a)(c)	47,991	74,586
New Gold, Inc. (c)	298,485	656,011
NexGen Energy, Ltd. (a)(c)	132,764	365,778
NFI Group, Inc. (a)	29,948	566,285
North American Construction Group, Ltd. (a)	16,321	159,367
North West Co., Inc. (a)	24,740	629,957
Northern Dynasty Minerals, Ltd. (a)(c)	179,122	57,645
NorthWest Healthcare Properties Real Estate Investment Trust	46,602	460,899

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Nymox Pharmaceutical Corp. (a)(c)	31,212	$77,406
Optiva, Inc. (c)	2	55
Organigram Holdings, Inc. (a)(c)	98,555	130,736
Orla Mining, Ltd. (a)(c)	39,756	214,071
Osisko Gold Royalties, Ltd. (a)	61,495	778,583
Osisko Mining, Inc. (c)	78,637	228,381
Park Lawn Corp. (a)	11,226	246,197
Peyto Exploration & Development Corp. (a)	4,474	10,254
Points International, Ltd. (c)	17,915	257,976
Polaris Infrastructure, Inc. (a)	23,833	331,305
Poseidon Concepts Corp. (b)(c)	43,064	—
PrairieSky Royalty, Ltd. (a)	52,255	413,856
Precision Drilling Corp. (a)(c)	6,251	102,695
Premier Gold Mines, Ltd. (c)	69,595	164,428
Profound Medical Corp. (a)(c)	7,616	156,564
Real Matters, Inc. (a)(c)	32,664	492,524
Recipe Unlimited Corp.	741	9,742
Richelieu Hardware, Ltd.	12,230	317,174
Rogers Sugar, Inc. (a)	55,297	243,498
Roxgold, Inc. (c)	99,223	125,392
Russel Metals, Inc. (a)	29,099	519,168
Sabina Gold & Silver Corp. (c)	81,927	211,570
Sandstorm Gold, Ltd. (a)(c)	91,187	652,767
Savaria Corp. (a)	20,544	233,176
Seabridge Gold, Inc. (c)	20,506	431,045
Sienna Senior Living, Inc. (a)	33,136	367,773
Sierra Wireless, Inc. (a)(c)	14,996	217,995
Silvercorp Metals, Inc. (a)	54,712	365,462
SilverCrest Metals, Inc. (a)(c)	27,411	305,308
Slate Grocery REIT	9,541	84,401
Slate Office REIT	31,474	102,278
Sleep Country Canada Holdings, Inc. (a)(d)	14,697	305,361
Southern Pacific Resource Corp. (b)(c)	281,142	—
Sprott, Inc. (a)	11,195	324,778
Summit Industrial Income REIT	56,809	608,668
SunOpta, Inc. (a)(c)	27,611	322,220
Superior Plus Corp. (a)	72,793	695,933
Teranga Gold Corp. (c)	41,212	441,881
Theratechnologies, Inc. (a)(c)	47,067	117,852
Tilray, Inc. Class 2 (c)	36,885	304,670
Timbercreek Financial Corp. (a)	22,366	151,857
Torex Gold Resources, Inc. (a)(c)	32,985	494,257
TransAlta Corp.	122,538	930,096
Transat AT, Inc. (a)(c)	36,172	155,875
Transcontinental, Inc. Class A (a)	29,666	477,590
Tricon Residential, Inc. (a)	82,773	742,618
Trillium Therapeutics, Inc. (a)(c)	25,042	368,161
Security Description	Shares	Value
Trisura Group, Ltd. (c)	2,197	$153,600
True North Commercial Real Estate Investment Trust	43,936	217,611
Twin Butte Energy, Ltd. (b)(c)	83,708	—
Uni-Select, Inc. (a)	33,523	213,400
Uranium Participation Corp. (c)	38,109	146,872
Valeura Energy, Inc. (c)	110	49
Vermilion Energy, Inc. (a)	69,933	311,789
Victoria Gold Corp. (c)	11,059	105,816
Village Farms International, Inc. (a)(c)	12,300	124,448
Wajax Corp.	10,334	138,625
Wallbridge Mining Co., Ltd. (c)	170,729	104,528
Well Health Technologies Corp. (a)(c)	23,380	147,731
Wesdome Gold Mines, Ltd. (c)	79,858	665,692
Western Forest Products, Inc. (a)	165,745	166,526
Westshore Terminals Investment Corp. (a)	25,417	311,029
Whitecap Resources, Inc. (a)	213,861	815,828
WPT Industrial Real Estate Investment Trust	7,349	106,139
Xenon Pharmaceuticals, Inc. (c)	16,822	258,722
Zymeworks, Inc. (c)	14,321	676,810
		57,112,596
CHINA — 0.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (a)	87,000	91,445
China Merchants Land, Ltd.	212,000	31,169
China Shandong Hi-Speed Financial Group, Ltd. (c)	3,210,000	161,455
China Tobacco International HK Co., Ltd. (a)	136,000	260,640
China Yuchai International, Ltd.	7,121	116,357
Greenland Hong Kong Holdings, Ltd.	147,000	44,173
Nexteer Automotive Group, Ltd.	327,000	351,298
Towngas China Co., Ltd.	150,833	68,084
VSTECS Holdings, Ltd.	448,000	367,466
Zensun Enterprises, Ltd. (a)	1,980,000	109,804
		1,601,891
DENMARK — 1.0%
Alm Brand A/S (c)	17,636	212,786
AMAG Pharmaceuticals, Inc. (b)(c)	308,573	—
Asetek A/S (c)	11,736	149,134
Bang & Olufsen A/S (a)(c)	45,765	252,465
Bavarian Nordic A/S (a)(c)	27,994	860,504
Better Collective A/S (a)(c)	7,023	129,556
cBrain A/S	6,144	191,890
Chemometec A/S	2,264	215,105
Drilling Co. of 1972 A/S (a)(c)	13,911	440,643
FLSmidth & Co. A/S (c)	9,078	347,392

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
H&H International A/S Class B (c)	26,937	$584,480
Matas A/S (c)	23,368	331,880
NKT A/S (a)(c)	18,403	820,398
NNIT A/S (d)	6,872	137,361
Orphazyme A/S (a)(c)	10,072	111,092
OW Bunker A/S (a)(b)(c)	9,828	—
Per Aarsleff Holding A/S	10,213	517,911
RTX A/S (a)	3,632	140,301
Scandinavian Tobacco Group A/S Class A (d)	26,337	450,675
Spar Nord Bank A/S (c)	30,731	302,082
Sydbank A/S (c)	30,436	672,909
Zealand Pharma A/S (a)(c)	19,159	694,744
		7,563,308
FINLAND — 0.7%
Aktia Bank Oyj (c)	21,012	251,693
BasWare Oyj (c)	1,861	95,635
Bittium Oyj (a)(c)	9,389	66,515
Caverion Oyj (c)	56,930	404,705
Citycon Oyj (a)	43,851	425,475
Finnair Oyj (a)(c)	276,595	256,359
F-Secure Oyj (c)	56,335	264,342
Kamux Corp.	12,654	210,566
Marimekko Oyj (c)	2,672	148,918
Musti Group Oyj	7,666	230,179
Oriola Oyj Class B	30,943	72,010
Outokumpu Oyj (c)	81,553	321,305
QT Group Oyj (c)	3,703	260,974
Raisio Oyj Class V	40,096	156,500
Revenio Group Oyj	3,266	201,005
Rovio Entertainment Oyj (a)(d)	10,621	82,001
Sanoma Oyj	30,360	510,399
Talenom Oyj (a)	11,555	212,779
Terveystalo Oyj (d)	23,427	287,788
Tokmanni Group Corp.	19,358	384,652
Uponor Oyj	22,561	501,298
YIT Oyj (a)	63,025	380,327
		5,725,425
FRANCE — 1.9%
AB Science SA (c)	10,033	241,344
Air France-KLM (a)(c)	73,615	461,167
Akka Technologies (c)	6,905	217,552
AKWEL	8,961	251,081
Albioma SA	10,515	604,685
Aubay	4,721	198,419
Bastide le Confort Medical (c)	1,499	93,356
Beneteau SA	24,702	286,071
Bigben Interactive (c)	19,675	448,727
Boiron SA	2,883	145,862
Bonduelle SCA	11,521	293,208
Carbios (c)	4,077	197,541
Carmila SA REIT	10,473	150,952
Cellectis SA (c)	16,263	485,526
Chargeurs SA	8,143	175,355
Security Description	Shares	Value
Cie des Alpes	5,029	$117,281
Claranova SADIR (c)	39,894	327,775
Coface SA (c)	37,262	374,310
Criteo SA ADR (c)	32,742	671,538
Cromwell European Real Estate Investment Trust	280,000	164,445
Derichebourg SA (c)	26,391	189,869
Devoteam SA (c)	2,574	293,211
Elior Group SA (a)(d)	54,482	367,971
Eramet SA (c)	8,115	426,157
Esker SA	771	166,597
Etablissements Maurel et Prom SA (a)(c)	1,752	3,726
Fnac Darty SA (c)	10,771	694,526
Focus Home Interactive SA (c)	1,558	122,384
GL Events (c)	7,887	96,887
Innate Pharma SA (a)(c)	45,242	191,642
IPSOS	18,880	637,577
Kaufman & Broad SA	8,147	364,838
LISI (c)	4,932	121,596
LNA Sante SA	6,485	390,785
Maisons du Monde SA (c)(d)	25,049	458,198
Manitou BF SA	5,329	155,835
McPhy Energy SA (c)	4,454	187,197
Mersen SA (c)	6,686	202,471
Metropole Television SA (c)	9,686	157,148
Nanobiotix SA (c)	11,988	202,417
Nexity SA	10,433	452,657
Nicox (c)	15,574	82,892
Novacyt SA (c)	29,637	355,371
Poxel SA (c)	14,335	111,552
Quadient SA	16,228	312,331
Rallye SA (c)	10,778	76,223
Sequans Communications SA ADR (a)(c)	21,400	129,256
SMCP SA (c)(d)	25,048	152,441
Talend SA ADR (a)(c)	11,480	440,143
Tarkett SA (c)	17,133	301,868
Television Francaise 1 (c)	34,588	278,890
Valneva SE (a)(c)	28,910	274,139
Verimatrix SA (c)	28,494	97,967
Vicat SA	3,829	160,929
Vilmorin & Cie SA	3,552	214,260
Virbac SA (c)	1,644	478,741
		15,256,887
GERMANY — 3.4%
2G Energy AG	1,204	132,289
Aareal Bank AG (c)	26,896	643,363
ADVA Optical Networking SE (c)	10,745	92,818
Affimed NV (c)	38,633	224,844
AIXTRON SE (c)	53,016	925,338
Akasol AG (c)(d)	1,781	211,704
Allgeier SE	1,998	45,593
Amadeus Fire AG (c)	2,806	413,367
Atoss Software AG	764	147,697

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Aumann AG (c)(d)	331	$4,625
AURELIUS Equity Opportunities SE & Co. KGaA (c)	13,689	291,436
Bertrandt AG	2,517	121,955
bet-at-home.com AG	1,578	61,495
Bilfinger SE	17,543	555,078
Borussia Dortmund GmbH & Co. KGaA (c)	35,173	234,115
CANCOM SE	15,354	852,150
CECONOMY AG (c)	92,995	644,586
Cewe Stiftung & Co. KGaA	2,818	318,937
Corestate Capital Holding SA (a)(c)	14,315	255,721
CropEnergies AG	11,276	164,181
Datagroup SE	2,134	130,814
Deutsche Beteiligungs AG	5,597	226,676
Deutsche EuroShop AG (c)	19,866	448,465
Deutsche Pfandbriefbank AG (c)(d)	83,524	898,812
Deutz AG (c)	54,481	339,967
DIC Asset AG	38,080	627,139
Dr Hoenle AG	1,203	80,662
Draegerwerk AG & Co. KGaA Preference Shares	4,403	338,322
Eckert & Ziegler Strahlen- und Medizintechnik AG	6,897	378,397
Elmos Semiconductor SE	8,989	301,909
ElringKlinger AG (c)	11,791	228,522
Flatex DEGIRO AG (c)	10,079	783,092
GFT Technologies SE	10,513	153,586
Hamborner REIT AG	41,985	462,696
Hamburger Hafen und Logistik AG	10,734	242,183
Hornbach Baumarkt AG	3,594	157,428
Hornbach Holding AG & Co. KGaA	5,760	554,650
HUGO BOSS AG	13,885	463,630
Indus Holding AG	19,407	762,228
Instone Real Estate Group AG (c)(d)	8,986	230,891
Jenoptik AG	21,563	662,751
JOST Werke AG (c)(d)	6,895	363,608
Jumia Technologies AG ADR (c)	23,882	963,639
K+S AG	51,674	492,402
Kloeckner & Co. SE (c)	50,001	489,736
Koenig & Bauer AG (c)	7,737	226,441
Leoni AG (c)	13,249	107,802
LPKF Laser & Electronics AG	7,481	269,567
Marley Spoon AG ADR (c)	60,814	126,703
MBB SE	2,138	283,830
Medigene AG (c)	13,043	56,175
Medios AG (c)	3,310	151,468
Mensch und Maschine Software SE	1,399	102,705
Nagarro SE (c)	1,998	222,463
Security Description	Shares	Value
New Work SE	776	$265,853
Nordex SE (c)	34,610	938,411
Norma Group SE	15,367	787,440
Northern Data AG (c)	1,862	175,425
Pfeiffer Vacuum Technology AG	3,314	635,800
PVA TePla AG (c)	7,173	172,020
SAF-Holland SE (c)	28,753	394,024
Salzgitter AG (c)	18,842	500,275
Secunet Security Networks AG	445	135,031
SFC Energy AG (c)	5,749	112,125
Sirius Real Estate, Ltd.	157,435	201,002
SMA Solar Technology AG (c)	6,814	466,470
SNP Schneider-Neureither & Partner SE (c)	2,305	171,755
Stabilus SA	7,522	531,044
STRATEC SE	1,706	256,330
SUESS MicroTec SE (c)	9,368	216,636
Takkt AG (c)	14,576	190,115
Tele Columbus AG (c)(d)	33,204	130,209
VERBIO Vereinigte BioEnergie AG	10,309	387,237
Vossloh AG (c)	3,688	186,590
Wacker Neuson SE (c)	8,647	185,256
Washtec AG (c)	5,377	287,175
zooplus AG (c)	2,348	487,818
		26,484,692
GHANA — 0.1%
Tullow Oil PLC (a)(c)	882,278	356,743
GREECE — 0.0% (e)
Energean PLC (c)	14,112	139,122
TT Hellenic Postbank SA (b)(c)	129,076	—
		139,122
HONG KONG — 1.3%
Aidigong Maternal & Child Health, Ltd. (a)	1,974,000	124,746
Apollo Future Mobility Group, Ltd. (a)(c)	1,301,072	129,204
Beijing Gas Blue Sky Holdings, Ltd. (c)	2,920,000	45,567
Bright Smart Securities & Commodities Group, Ltd.	1,098,000	305,871
Cafe de Coral Holdings, Ltd.	177,191	381,628
China Baoli Technologies Holdings, Ltd. (b)(c)	5,000	48
China Household Holdings Ltd. (b)(c)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
Chinese Estates Holdings, Ltd. (a)	93,500	45,581
Chow Sang Sang Holdings International, Ltd.	68,000	77,175
CMBC Capital Holdings, Ltd.	4,230,000	73,102
C-Mer Eye Care Holdings, Ltd. (a)	272,000	201,355

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Cowell e Holdings, Inc.	396,000	$298,257
Dah Sing Financial Holdings, Ltd.	42,000	118,354
Esprit Holdings, Ltd. (a)(c)	560,800	81,728
Fairwood Holdings, Ltd.	138,000	315,018
Far East Consortium International, Ltd.	487,217	180,966
First Pacific Co., Ltd.	1,088,000	346,584
Fortune Real Estate Investment Trust	280,000	266,861
Giordano International, Ltd.	1,188,000	174,664
Global Cord Blood Corp. (a)(c)	6,537	24,252
Glory Sun Financial Group, Ltd. (a)(c)	3,456,000	147,086
Gold-Finance Holdings, Ltd. (b)(c)	1,158,000	5,376
Great Eagle Holdings, Ltd. (a)	43,000	118,122
Haitong International Securities Group, Ltd. (a)	676,000	163,031
Hong Kong ChaoShang Group, Ltd. (c)	824,000	96,706
Hong Kong Television Network, Ltd. (c)	89,000	131,081
Hutchison Port Holdings Trust Stapled Security	1,318,100	260,984
Hutchison Telecommunications Hong Kong Holdings, Ltd.	660,000	98,738
Johnson Electric Holdings, Ltd.	110,500	273,619
K Wah International Holdings, Ltd.	983,238	472,988
Lee's Pharmaceutical Holdings, Ltd.	169,000	102,439
Lifestyle International Holdings, Ltd. (c)	73,500	58,297
Long Well International Holdings, Ltd. (b)(c)	2,380,000	18,110
Luk Fook Holdings International, Ltd.	111,000	267,699
Pacific Basin Shipping, Ltd. (a)	2,477,000	466,403
Pacific Textiles Holdings, Ltd.	412,000	270,457
PAX Global Technology, Ltd.	345,000	306,119
Peace Mark Holdings, Ltd. (b)(c)	504,228	—
Perfect Shape Medical, Ltd.	260,000	107,972
Prosperity REIT	504,000	157,300
Road King Infrastructure, Ltd. (a)	423,482	540,695
Sa Sa International Holdings, Ltd. (a)(c)	655,248	102,252
Shun Tak Holdings, Ltd.	830,849	253,953
SmarTone Telecommunications Holdings, Ltd.	193,792	103,471
Stella International Holdings, Ltd.	133,500	155,127
Sun Hung Kai & Co., Ltd.	299,000	126,096
SUNeVision Holdings, Ltd.	245,000	222,760
Sunlight Real Estate Investment Trust	471,000	229,005
Security Description	Shares	Value
Television Broadcasts, Ltd.	157,716	$162,519
Texhong Textile Group, Ltd.	187,500	160,807
Town Health International Medical Group, Ltd. (a)(b)(c)	1,824,000	40,579
Truly International Holdings, Ltd. (a)(c)	502,000	62,152
Untrade SMI Holdings (a)(b)(c)	608,081	45,878
Untrade.Superb Summit (a)(b)(c)	1,685,500	—
Value Partners Group, Ltd.	358,000	188,838
VTech Holdings, Ltd.	57,100	442,950
Yuexiu Real Estate Investment Trust	412,000	200,850
Zhuguang Holdings Group Co., Ltd. (a)(c)	1,092,000	152,100
		9,903,520
INDIA — 0.0% (e)
Eros STX Global Corp. (a)(c)	40,641	73,967
Rhi Magnesita NV	3,807	182,451
		256,418
IRELAND — 0.6%
C&C Group PLC (c)	150,633	468,440
Cairn Homes PLC (c)	138,293	165,824
COSMO Pharmaceuticals NV (a)(c)	1,930	185,587
Dalata Hotel Group PLC (c)	119,426	553,078
Fineos Corp., Ltd. ADR (c)	43,818	125,105
Fly Leasing, Ltd. ADR (c)	21,379	210,583
Glenveagh Properties PLC (c)(d)	202,355	213,672
Greencore Group PLC	323,525	515,212
Hibernia REIT PLC	334,407	472,175
Irish Continental Group PLC (c)	67,984	374,318
Irish Residential Properties REIT PLC	313,530	573,895
Origin Enterprises PLC	52,785	200,214
Total Produce PLC	44,114	74,055
Uniphar PLC (c)	57,381	167,096
		4,299,254
ISRAEL — 2.8%
Africa Israel Properties, Ltd. (c)	5,024	205,761
Airport City, Ltd. (c)	17,696	268,403
Allot, Ltd. (a)(c)	16,019	168,520
Amot Investments, Ltd.	38,339	214,812
Ashtrom Group, Ltd.	10,576	208,931
AudioCodes, Ltd. (a)	13,762	379,143
Augwind Energy Tech Storage, Ltd. (c)	3,950	129,789
Azorim-Investment Development & Construction Co., Ltd. (c)	47,546	163,630
BATM Advanced Communications, Ltd. (a)(c)	119,751	152,235
Bet Shemesh Engines Holdings 1997, Ltd. (c)	6,935	154,973

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Big Shopping Centers, Ltd. (c)	2,353	$261,697
Biondvax Pharmaceuticals, Ltd. ADR (a)(c)	3,021	8,489
Blue Square Real Estate, Ltd.	1,967	126,751
Cellcom Israel, Ltd. (c)	31,035	153,107
Ceragon Networks, Ltd. (a)(c)	41,426	115,164
Clal Insurance Enterprises Holdings, Ltd. (c)	33,920	530,119
Compugen, Ltd. (a)(c)	27,736	335,883
Danel Adir Yeoshua, Ltd.	1,293	213,191
Delek Automotive Systems, Ltd.	20,752	194,930
Delek Group, Ltd. (c)	0	—
Delta Galil Industries, Ltd.	4,944	125,432
Elco, Ltd.	3,541	179,432
Electra Consumer Products 1970, Ltd.	4,520	156,823
Electra, Ltd.	1,880	1,028,180
Electreon Wireless, Ltd. (c)	1,900	158,590
Enlight Renewable Energy, Ltd. (c)	142,329	296,999
Equital, Ltd. (c)	7,365	192,400
Fattal Holdings 1998, Ltd. (c)	2,432	261,848
FIBI Holdings, Ltd.	4,194	127,225
Formula Systems 1985, Ltd.	5,273	455,730
Fox Wizel, Ltd.	2,871	288,280
Gamida Cell, Ltd. (a)(c)	27,475	230,515
Gazit-Globe, Ltd.	88,695	579,274
Gev-Yam Land, Ltd.	24,440	199,277
Harel Insurance Investments & Financial Services, Ltd. (c)	38,726	357,011
Hilan, Ltd.	3,607	171,206
IDI Insurance Co., Ltd.	6,103	185,040
Inrom Construction Industries, Ltd.	65,361	318,581
Isracard, Ltd.	53,750	181,633
Israel Canada T.R, Ltd.	83,282	247,709
Israel Discount Bank, Ltd. Class A	1	4
Isras Investment Co., Ltd.	1,093	228,962
ITAMAR MEDICAL LTD SPON ADR ADR ADR (a)(c)	4,381	87,007
Ituran Location and Control, Ltd.	12,147	231,400
Kamada, Ltd. (c)	14,150	91,093
Magic Software Enterprises, Ltd.	10,661	166,845
Matrix IT, Ltd.	13,513	305,924
Maytronics, Ltd.	10,548	158,640
Mediterranean Towers, Ltd.	41,491	117,335
Mega Or Holdings, Ltd.	6,245	190,221
Mehadrin, Ltd. (c)	1	35
Melisron, Ltd.	5,947	323,207
Menora Mivtachim Holdings, Ltd. (c)	8,093	151,611
Migdal Insurance & Financial Holding, Ltd. (c)	324,761	374,242
Security Description	Shares	Value
Mivne Real Estate KD, Ltd.	122,996	$317,182
Nano Dimension, Ltd. ADR (a)(c)	70,593	642,396
Naphtha Israel Petroleum Corp., Ltd. (c)	19,798	94,957
Nova Measuring Instruments, Ltd. (c)	22,308	1,575,067
Oil Refineries, Ltd. (c)	1,794,088	406,782
One Software Technologies, Ltd.	1,324	175,211
OPC Energy, Ltd. (c)	18,466	192,321
Partner Communications Co., Ltd. (c)	49,459	272,958
Paz Oil Co., Ltd.	5,143	551,814
Perion Network, Ltd. (c)	21,005	267,394
Phoenix Holdings, Ltd. (c)	80,772	615,324
RADA Electronic Industries, Ltd. (c)	22,817	222,466
Radware, Ltd. (c)	23,266	645,631
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,110	288,012
Redhill Biopharma, Ltd. ADR (a)(c)	7,991	64,567
Reit 1, Ltd.	105,291	527,636
Sapiens International Corp. NV	22,476	694,902
Sella Capital Real Estate, Ltd. REIT	123,155	278,008
Shikun & Binui, Ltd. (c)	76,098	443,913
Shufersal, Ltd.	52,654	406,696
Silicom, Ltd. (a)(c)	5,930	248,170
Summit Real Estate Holdings, Ltd. (c)	10,551	157,371
Tel Aviv Stock Exchange, Ltd.	27,338	139,210
Tufin Software Technologies, Ltd. (a)(c)	15,230	190,070
UroGen Pharma, Ltd. (a)(c)	5,265	94,875
		21,666,172
ITALY — 1.7%
AMCO - Asset Management Co. SpA (a)(b)(c)	2,346	—
Anima Holding SpA (d)	135,355	642,912
Arnoldo Mondadori Editore SpA (c)	130,420	240,959
Ascopiave SpA	33,825	150,440
Autogrill SpA (a)(c)	42,109	281,828
Avio SpA (c)	6,219	86,289
Banca Farmafactoring SpA (c)(d)	41,119	248,537
Banca IFIS SpA (c)	12,469	139,978
Banca Monte dei Paschi di Siena SpA (a)(c)	148,553	189,578
Banca Popolare di Sondrio SCPA (c)	207,705	559,102
Banca Sistema SpA (a)(c)(d)	85,202	176,806
Biesse SpA (c)	10,448	240,716
BPER Banca (a)(c)	550,247	999,783

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Cementir Holding NV	30,314	$246,653
Cerved Group SpA (c)	86,465	788,167
Credito Emiliano SpA (c)	13,005	70,173
Credito Valtellinese SpA (c)	47,031	664,297
Danieli & C Officine Meccaniche SpA	15,051	176,790
Datalogic SpA	4,924	84,347
Digital Bros SpA	4,984	131,720
doValue SpA (c)(d)	19,463	229,805
El.En. SpA (c)	8,569	278,366
Esprinet SpA (c)	23,974	316,214
Eurotech SpA (a)(c)	33,948	214,124
Falck Renewables SpA	93,732	755,779
Fila SpA (c)	9,600	107,712
Fincantieri SpA (a)(c)	121,392	81,468
Gruppo MutuiOnline SpA	10,991	468,664
Illimity Bank SpA (c)	14,747	162,213
Immobiliare Grande Distribuzione SIIQ SpA REIT	19,162	84,404
Italmobiliare SpA	2,007	71,951
Juventus Football Club SpA (a)(c)	332,067	330,972
Maire Tecnimont SpA (a)(c)	57,193	127,501
MARR SpA (c)	11,198	231,004
OVS SpA (a)(c)(d)	227,076	291,731
Piaggio & C SpA	76,264	251,571
Prima Industrie SpA (c)	364	6,217
RAI Way SpA (d)	43,789	292,536
Retelit SpA (a)	128,072	345,529
Safilo Group SpA (a)(c)	56,308	54,910
Sesa SpA (c)	1,987	250,413
Societa Cattolica di Assicurazioni SC (a)(c)	73,594	412,951
Tamburi Investment Partners SpA	60,412	509,289
Technogym SpA (c)(d)	49,160	555,783
Tinexta SpA (c)	7,795	200,289
Tod's SpA (a)(c)	1,475	51,363
Unieuro SpA (c)(d)	17,665	297,409
Webuild SpA (a)	223,939	323,869
		13,423,112
JAPAN — 33.6%
3-D Matrix, Ltd. (c)	40,800	114,206
77 Bank, Ltd.	38,000	516,751
Access Co., Ltd. (a)	11,000	78,309
Achilles Corp.	10,000	137,150
Adastria Co., Ltd.	10,000	200,300
ADEKA Corp.	36,800	641,937
Advanced Media, Inc. (c)	12,100	83,796
Adways, Inc.	10,500	67,122
Aeon Delight Co., Ltd.	11,100	288,775
Aeon Fantasy Co., Ltd.	7,900	186,166
AEON Financial Service Co., Ltd.	38,900	465,692
Ai Holdings Corp.	18,100	363,771
AI inside, Inc. (c)	400	284,372
Security Description	Shares	Value
Aichi Bank, Ltd.	8,100	$230,498
Aichi Steel Corp.	3,200	85,451
Aida Engineering, Ltd.	28,100	262,914
Aiful Corp. (c)	109,876	263,928
Aiming, Inc. (c)	19,200	77,734
Airtrip Corp. (a)	10,400	125,713
Aisan Industry Co., Ltd.	27,200	126,720
Akatsuki, Inc.	2,300	92,116
Akebono Brake Industry Co., Ltd. (a)(c)	63,800	77,243
Akita Bank, Ltd.	12,100	160,560
ALBERT, Inc. (a)(c)	900	58,753
Albis Co., Ltd. (a)	9,500	232,428
Alconix Corp.	10,900	154,244
Altech Corp.	12,380	251,569
Amiyaki Tei Co., Ltd.	1,700	47,569
Amuse, Inc.	9,300	232,399
Anest Iwata Corp.	21,500	220,321
AnGes, Inc. (a)(c)	41,900	505,259
Anicom Holdings, Inc.	41,800	436,037
Aomori Bank, Ltd.	7,600	176,814
Arakawa Chemical Industries, Ltd.	11,100	127,186
Arata Corp.	7,300	346,457
Arcland Sakamoto Co., Ltd.	10,700	177,323
Arcland Service Holdings Co., Ltd. (a)	10,700	223,960
Arcs Co., Ltd.	22,700	509,868
Arealink Co., Ltd. (a)	4,100	37,527
Argo Graphics, Inc.	11,400	357,199
Arisawa Manufacturing Co., Ltd.	11,100	103,211
Aruhi Corp.	11,100	194,488
Asahi Holdings, Inc.	21,373	758,701
ASAHI YUKIZAI Corp.	11,000	160,986
Asanuma Corp. (a)	8,200	316,102
Asia Pile Holdings Corp.	6,600	30,301
ASKA Pharmaceutical Co., Ltd.	11,000	169,936
ASKUL Corp.	11,100	413,918
Atom Corp. (a)	11,900	100,276
Atrae, Inc. (c)	6,000	161,906
Autobacs Seven Co., Ltd.	37,900	523,835
Avex, Inc.	15,900	176,179
Awa Bank, Ltd.	32,200	729,174
Axial Retailing, Inc.	10,000	486,222
Bando Chemical Industries, Ltd.	32,700	203,969
Bank of Iwate, Ltd.	8,000	155,436
Bank of Nagoya, Ltd. (a)	3,160	78,109
Bank of Okinawa, Ltd.	20,500	543,847
Bank of Saga, Ltd.	11,100	141,377
Bank of the Ryukyus, Ltd.	43,120	318,665
BASE, Inc. (a)(c)	3,400	321,410
BayCurrent Consulting, Inc.	7,200	1,261,543
Belc Co., Ltd.	6,300	380,764
Bell System24 Holdings, Inc.	12,900	202,037

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Belluna Co., Ltd.	22,800	$250,426
BeNEXT Group, Inc. (a)	11,100	137,292
Bic Camera, Inc.	33,000	365,974
BML, Inc.	12,200	378,721
BrainPad, Inc. (a)(c)	1,300	57,858
Broadleaf Co., Ltd. (a)	51,000	336,888
BRONCO BILLY Co., Ltd. (a)	8,200	182,275
Bunka Shutter Co., Ltd.	36,000	339,271
Bushiroad, Inc. (c)	6,500	141,087
CAICA, Inc. (c)	753,900	116,833
Can Do Co., Ltd.	20,500	376,265
Carna Biosciences, Inc. (c)	4,400	51,652
Cawachi, Ltd.	4,600	130,945
Central Glass Co., Ltd.	34,569	752,017
Central Security Patrols Co., Ltd.	6,500	225,701
Change, Inc. (a)(c)	7,000	238,995
Chatwork Co., Ltd. (a)(c)	9,600	118,832
Chiba Kogyo Bank, Ltd.	53,700	128,990
Chiyoda Co., Ltd.	16,800	148,889
Chiyoda Corp. (a)(c)	93,100	255,192
Chiyoda Integre Co., Ltd.	5,600	94,377
Chofu Seisakusho Co., Ltd.	11,100	223,838
Chubu Shiryo Co., Ltd.	10,800	146,239
Chudenko Corp.	10,000	213,570
Chugoku Bank, Ltd.	35,200	281,955
Chugoku Marine Paints, Ltd.	31,900	321,024
CI Takiron Corp.	37,800	252,622
Citizen Watch Co., Ltd.	116,100	330,606
CKD Corp.	37,800	808,392
CMK Corp.	32,400	126,468
cocokara fine, Inc. (a)	11,300	835,091
COLOPL, Inc. (a)	32,600	322,700
Colowide Co., Ltd. (a)	18,300	289,446
Computer Engineering & Consulting, Ltd.	10,700	157,010
Comture Corp. (a)	11,100	314,040
CONEXIO Corp.	10,800	149,481
Cosel Co., Ltd.	19,500	237,411
Cosmo Energy Holdings Co., Ltd.	21,300	378,983
CRE Logistics REIT, Inc.	188	286,065
Crea Holdings, Inc. (a)(c)	144,300	106,221
Create Restaurants Holdings, Inc. (a)(c)	28,400	170,546
CTS Co., Ltd. (a)	33,000	306,204
Curves Holdings Co., Ltd. (a)	20,600	153,834
Cyber Security Cloud, Inc. (a)(c)	2,500	82,571
CYBERDYNE, Inc. (a)(c)	11,100	78,053
Cybozu, Inc.	5,300	132,391
Dai Nippon Toryo Co., Ltd.	10,800	100,526
Daibiru Corp.	21,300	269,435
Daido Metal Co., Ltd.	24,800	122,745
Daido Steel Co., Ltd.	17,200	717,187
Daihen Corp.	9,600	466,773
Security Description	Shares	Value
Daiho Corp.	12,900	$454,802
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (a)	18,900	154,685
Daiichikosho Co., Ltd.	12,500	431,619
Daiken Corp.	9,900	167,997
Daiki Aluminium Industry Co., Ltd.	32,600	246,919
Daikyonishikawa Corp.	16,100	129,898
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	205,329
Daiseki Co., Ltd.	20,900	612,354
Daishi Hokuetsu Financial Group, Inc.	27,500	591,312
Daito Pharmaceutical Co., Ltd.	8,600	309,865
Daiwabo Holdings Co., Ltd.	10,400	924,713
DCM Holdings Co., Ltd.	66,293	757,029
DDS, Inc. (a)(c)	59,300	130,380
Demae-Can Co., Ltd. (a)(c)	11,172	339,775
Denyo Co., Ltd.	10,000	208,243
Descente, Ltd. (a)(c)	20,300	350,180
Dexerials Corp.	29,600	386,754
Digital Arts, Inc.	8,100	745,315
Digital Garage, Inc.	14,800	609,947
Digital Hearts Holdings Co., Ltd. (a)	6,200	74,944
Dip Corp.	13,100	349,308
DKK Co., Ltd.	8,700	225,579
DKS Co., Ltd. (a)	8,400	351,881
DMG Mori Co., Ltd. (a)	32,600	495,418
Doshisha Co., Ltd.	11,100	209,324
Doutor Nichires Holdings Co., Ltd.	41,672	598,572
Dowa Holdings Co., Ltd.	29,400	1,063,577
DTS Corp.	54,924	1,130,984
Duskin Co., Ltd.	19,600	545,409
DyDo Group Holdings, Inc.	4,100	212,853
Dynam Japan Holdings Co., Ltd.	10,000	10,330
Earth Corp. (a)	10,300	580,619
EDION Corp.	62,900	638,474
Edulab, Inc.	2,400	146,913
eGuarantee, Inc.	21,600	470,516
E-Guardian, Inc.	11,000	321,226
Ehime Bank, Ltd.	17,740	170,793
Eiken Chemical Co., Ltd.	16,100	320,456
Eizo Corp.	10,800	380,764
Enigmo, Inc. (a)	9,700	116,687
en-japan, Inc.	10,700	320,238
EPS Holdings, Inc.	16,800	158,814
eRex Co., Ltd. (a)	23,400	470,969
ES-Con Japan, Ltd. (a)	32,300	255,284
Eslead Corp.	15,400	215,238
ESPEC Corp.	13,200	264,141
euglena Co., Ltd. (c)	36,300	272,131
Exedy Corp.	14,400	176,714
FAN Communications, Inc. (a)	38,300	155,433

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
FCC Co., Ltd.	31,128	$537,568
FDK Corp. (a)(c)	19,800	341,363
Feed One Co., Ltd.	9,160	77,187
Ferrotec Holdings Corp.	32,400	552,003
FIDEA Holdings Co., Ltd.	149,300	153,284
Financial Products Group Co., Ltd.	24,900	121,310
Fixstars Corp.	14,800	134,891
Fronteo, Inc. (a)(c)	15,600	93,227
Frontier Real Estate Investment Corp. REIT	143	552,637
Fudo Tetra Corp.	9,040	152,527
Fuji Co., Ltd.	11,100	210,185
Fuji Corp.	34,800	914,450
Fuji Kyuko Co., Ltd. (a)	7,400	345,111
Fuji Pharma Co., Ltd.	7,000	84,343
Fuji Seal International, Inc.	10,100	197,119
Fuji Soft, Inc.	14,800	739,677
Fujibo Holdings, Inc.	7,200	268,488
Fujicco Co., Ltd.	10,000	193,908
Fujikura, Ltd. (c)	142,400	655,141
Fujimi, Inc.	10,700	405,739
Fujimori Kogyo Co., Ltd.	7,500	346,506
Fujita Kanko, Inc. (a)(c)	4,399	60,716
Fujitec Co., Ltd.	32,700	705,341
Fujiya Co., Ltd. (a)	6,800	154,777
Fukuda Corp. (a)	4,000	218,122
Fukui Bank, Ltd.	12,900	237,022
Fukuoka REIT Corp.	732	1,084,760
Fukushima Galilei Co., Ltd.	8,400	364,899
FULLCAST Holdings Co., Ltd.	10,700	166,234
Fumakilla, Ltd.	14,900	234,948
Funai Electric Co., Ltd. (a)(c)	36,100	143,008
Funai Soken Holdings, Inc. (a)	18,300	446,843
Furukawa Co., Ltd.	17,838	211,648
Furukawa Electric Co., Ltd.	16,200	436,519
Furuno Electric Co., Ltd.	16,800	197,542
Fuso Chemical Co., Ltd.	11,100	399,404
Futaba Corp.	10,800	93,308
Fuyo General Lease Co., Ltd.	10,000	660,565
GA Technologies Co., Ltd. (c)	4,500	136,205
Gakken Holdings Co., Ltd.	18,000	305,100
Genki Sushi Co., Ltd. (a)	1,600	36,263
Genky DrugStores Co., Ltd.	5,100	200,552
Geo Holdings Corp.	17,200	201,412
giftee, Inc. (c)	5,100	165,727
Giken, Ltd.	8,900	367,655
Global One Real Estate Investment Corp. REIT	303	307,270
GLOBERIDE, Inc.	6,800	276,294
Glory, Ltd.	28,800	580,491
GMO GlobalSign Holdings KK (a)	1,700	145,721
GNI Group, Ltd. (a)(c)	12,800	224,150
Goldcrest Co., Ltd.	12,100	188,336
Grace Technology, Inc.	3,100	207,778
Security Description	Shares	Value
Gree, Inc.	41,200	$241,426
GS Yuasa Corp.	32,800	941,636
G-Tekt Corp.	12,400	180,514
GungHo Online Entertainment, Inc. (a)(c)	12,800	286,139
Gunma Bank, Ltd.	62,100	191,271
Gunze, Ltd.	9,200	299,404
Gurunavi, Inc.	8,900	45,084
H.U. Group Holdings, Inc.	26,600	715,980
H2O Retailing Corp.	55,400	374,538
Hachijuni Bank, Ltd.	108,300	359,794
Hamakyorex Co., Ltd.	7,200	204,399
Hankyu Hanshin REIT, Inc.	401	495,594
Hanwa Co., Ltd.	25,300	678,048
Happinet Corp.	3,700	56,193
Hazama Ando Corp.	85,200	594,160
HEALIOS KK (a)(c)	13,600	259,104
Heiwa Real Estate Co., Ltd.	13,100	473,272
Heiwa Real Estate REIT, Inc.	336	418,515
Heiwado Co., Ltd.	16,800	360,424
Hennge KK (c)	2,700	217,580
Hibiya Engineering, Ltd.	7,500	137,803
Hiday Hidaka Corp. (a)	11,104	186,492
Hioki EE Corp.	8,200	331,987
Hirano Tecseed Co., Ltd.	10,700	224,581
Hirata Corp.	6,800	508,460
Hirogin Holdings, Inc.	44,900	252,235
HIS Co., Ltd. (c)	10,000	154,777
Hochiki Corp.	14,100	174,125
Hogy Medical Co., Ltd.	10,800	350,952
Hokkaido Electric Power Co., Inc. (a)	95,900	348,322
Hokkaido Gas Co., Ltd. (a)	10,000	150,031
Hokkoku Bank, Ltd.	16,300	413,480
Hokuetsu Corp.	44,100	175,127
Hokuhoku Financial Group, Inc.	59,700	566,093
Hokuriku Electric Power Co.	33,000	214,790
Hokuto Corp.	3,800	76,813
H-One Co., Ltd.	18,000	144,530
Hoosiers Holdings (a)	34,400	221,570
Hoshino Resorts REIT, Inc.	130	633,348
Hosiden Corp.	21,000	201,976
Hosokawa Micron Corp.	4,800	295,685
Howa Machinery, Ltd.	27,900	260,773
Hulic Reit, Inc.	327	487,436
Hyakugo Bank, Ltd.	98,500	284,304
Hyakujushi Bank, Ltd.	13,300	191,426
IBJ Leasing Co., Ltd.	10,700	321,793
IBJ, Inc. (a)	12,100	91,765
Ichibanya Co., Ltd.	5,600	279,336
Ichigo Hotel REIT Investment Corp.	205	137,004
Ichigo Office REIT Investment Corp.	506	364,632
Ichigo, Inc.	25,200	75,665

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Ichikoh Industries, Ltd.	28,800	$192,474
Idec Corp.	11,500	202,833
IGNIS, Ltd. (a)(c)	7,200	101,049
Iino Kaiun Kaisha, Ltd.	83,280	346,042
Imasen Electric Industrial (a)	21,600	156,071
Imuraya Group Co., Ltd. (a)	8,600	211,241
Inaba Denki Sangyo Co., Ltd.	15,000	366,991
Inabata & Co., Ltd.	16,900	236,039
Infocom Corp.	11,700	384,164
Infomart Corp.	77,000	733,866
Insource Co., Ltd. (a)	14,400	237,524
Intage Holdings, Inc.	33,000	361,499
Internet Initiative Japan, Inc.	24,000	472,352
Invesco Office J-Reit, Inc.	3,638	532,425
Invincible Investment Corp. REIT	2,236	717,937
Iriso Electronics Co., Ltd.	10,300	444,942
Ishihara Sangyo Kaisha, Ltd.	14,000	84,614
Istyle, Inc. (c)	33,000	130,408
Itfor, Inc.	33,400	302,798
Itochu Enex Co., Ltd.	25,400	249,707
Itoki Corp. (a)	26,100	84,434
Iwatani Corp.	36,900	2,273,079
J Front Retailing Co., Ltd.	94,500	745,968
J Trust Co., Ltd. (a)	50,400	98,608
Jaccs Co., Ltd.	15,000	265,582
JAFCO Group Co., Ltd.	14,000	698,339
Japan Aviation Electronics Industry, Ltd.	32,700	500,105
Japan Communications, Inc. (c)	118,300	194,789
Japan Display, Inc. (a)(c)	344,710	150,244
Japan Elevator Service Holdings Co., Ltd.	20,000	508,305
Japan Excellent, Inc. REIT	603	746,997
Japan Hotel REIT Investment Corp.	1,700	872,681
Japan Lifeline Co., Ltd.	28,500	449,121
Japan Material Co., Ltd.	39,000	534,128
Japan Petroleum Exploration Co., Ltd.	13,400	243,483
Japan Pulp & Paper Co., Ltd.	7,900	277,757
Japan Securities Finance Co., Ltd.	23,300	121,414
Japan Steel Works, Ltd.	34,900	1,039,445
Japan Tissue Engineering Co., Ltd. (c)	7,600	45,345
Japan Wool Textile Co., Ltd.	19,400	187,527
JCU Corp.	11,100	427,357
Jeol, Ltd.	17,000	801,056
Jimoto Holdings, Inc.	14,010	111,950
JINS Holdings, Inc.	6,600	433,416
JMDC, Inc. (c)	3,600	203,632
Joshin Denki Co., Ltd.	13,500	356,051
Joyful Honda Co., Ltd. (a)	39,800	570,526
JSP Corp.	8,100	135,804
Juki Corp. (c)	30,400	155,467
Security Description	Shares	Value
Juroku Bank, Ltd.	19,400	$352,693
JVC Kenwood Corp.	70,200	108,110
Kadokawa Dwango	23,800	863,296
Kaga Electronics Co., Ltd.	15,300	353,288
Kamakura Shinsho, Ltd. (a)	5,300	58,675
Kameda Seika Co., Ltd.	8,400	394,189
Kamei Corp.	16,300	180,769
Kanamoto Co., Ltd.	15,100	324,099
Kanematsu Corp.	107,499	1,338,987
Kanematsu Electronics, Ltd.	7,900	317,546
Kanto Denka Kogyo Co., Ltd.	24,000	184,106
Kaonavi, Inc. (a)(c)	2,900	126,960
Kasai Kogyo Co., Ltd.	28,700	105,076
Katakura Industries Co., Ltd. (a)	55,174	710,750
Katitas Co., Ltd.	19,600	631,217
Kato Sangyo Co., Ltd.	10,400	352,056
Kato Works Co., Ltd.	8,400	78,512
KAWADA TECHNOLOGIES, Inc.	1,300	53,891
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	186,459
Kawasaki Kisen Kaisha, Ltd. (a)(c)	34,000	695,511
Keiyo Bank, Ltd.	68,000	274,648
Keiyo Co., Ltd. (a)	28,800	204,469
Kenedix Residential Next Investment Corp. REIT	237	434,999
Kenedix Retail REIT Corp.	225	548,090
Kenedix, Inc. (a)	94,400	683,919
Kenko Mayonnaise Co., Ltd.	11,100	198,358
Key Coffee, Inc.	6,100	126,673
KH Neochem Co., Ltd.	14,200	375,613
Kintetsu World Express, Inc.	12,300	291,640
Kisoji Co., Ltd. (a)	10,300	239,530
Kissei Pharmaceutical Co., Ltd.	20,000	433,338
Kitanotatsujin Corp. (a)	40,800	182,967
Kito Corp.	13,200	197,402
Kitz Corp.	98,100	595,755
Kiyo Bank, Ltd.	59,060	843,755
KLab, Inc. (a)(c)	10,100	87,750
Koa Corp.	15,700	224,297
Kobe Steel, Ltd. (c)	120,400	642,553
Kohnan Shoji Co., Ltd.	11,300	351,877
Kokuyo Co., Ltd.	10,000	135,309
Komatsu Matere Co., Ltd.	24,700	246,175
KOMEDA Holdings Co., Ltd.	18,800	339,600
Komeri Co., Ltd.	10,300	290,908
Komori Corp.	42,436	297,169
Konica Minolta, Inc.	159,000	606,770
Konishi Co., Ltd.	11,600	187,968
Konoike Transport Co., Ltd.	11,100	109,877
Koshidaka Holdings Co., Ltd. (a)	20,600	88,589
Kotobuki Spirits Co., Ltd.	14,900	773,539
Kourakuen Holdings Corp. (a)(c)	8,000	123,977

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Krosaki Harima Corp.	3,300	$126,093
Kudan, Inc. (c)	3,300	90,934
Kumagai Gumi Co., Ltd.	18,200	457,975
Kumiai Chemical Industry Co., Ltd.	44,700	402,211
Kura Sushi, Inc. (a)	5,700	345,605
Kurabo Industries, Ltd.	24,970	439,445
Kureha Corp.	8,200	577,403
Kurimoto, Ltd.	12,300	191,329
KYB Corp. (c)	13,683	313,432
Kyoei Steel, Ltd.	14,200	196,678
Kyokuto Kaihatsu Kogyo Co., Ltd.	14,000	190,111
Kyokuyo Co., Ltd.	2,200	62,882
KYORIN Holdings, Inc.	27,700	520,758
Kyoritsu Maintenance Co., Ltd.	11,100	412,843
Kyosan Electric Manufacturing Co., Ltd.	11,100	45,370
LAC Co., Ltd. (a)	6,900	69,505
Lacto Japan Co., Ltd. (a)	7,400	204,343
LEC, Inc.	12,900	161,929
Lifenet Insurance Co. (c)	11,100	173,416
LIFULL Co., Ltd.	29,100	104,004
Locondo, Inc. (a)(c)	4,100	87,444
M&A Capital Partners Co., Ltd. (c)	8,400	481,650
Macnica Fuji Electronics Holdings, Inc.	28,500	558,986
Maeda Corp.	30,700	272,671
Maeda Kosen Co., Ltd. (a)	7,500	196,862
Maeda Road Construction Co., Ltd. (a)	11,100	185,994
Makino Milling Machine Co., Ltd.	16,400	591,699
Makuake, Inc. (a)(c)	1,200	95,888
Mandom Corp.	14,000	230,248
Mars Group Holdings Corp.	11,100	167,073
Marudai Food Co., Ltd. (a)	43,731	716,672
Maruha Nichiro Corp.	31,920	686,352
Marusan Securities Co., Ltd. (a)	54,738	245,471
Maruwa Co., Ltd.	3,600	404,126
Matsuya Co., Ltd.	26,100	189,092
Max Co., Ltd.	17,400	242,516
Maxell Holdings, Ltd. (c)	23,400	291,466
MCJ Co., Ltd.	34,600	371,319
MCUBS MidCity Investment Corp. REIT	728	662,107
MEC Co., Ltd. (a)	12,600	277,030
Media Do Co., Ltd.	2,300	165,073
Medical Data Vision Co., Ltd.	12,900	354,345
Medley, Inc. (a)(c)	4,000	175,892
MedPeer, Inc. (c)	3,500	276,624
Megachips Corp.	11,100	302,644
Megmilk Snow Brand Co., Ltd.	20,500	438,215
Meidensha Corp.	25,100	564,504
Meiko Electronics Co., Ltd.	11,167	208,317
Security Description	Shares	Value
Meiko Network Japan Co., Ltd.	24,600	$131,524
Meisei Industrial Co., Ltd.	28,900	219,175
Meitec Corp.	10,800	560,686
Melco Holdings, Inc.	4,000	129,788
Michinoku Bank, Ltd.	5,720	55,513
Mie Kotsu Group Holdings, Inc. (a)	45,500	218,146
Milbon Co., Ltd.	11,300	719,076
Mimasu Semiconductor Industry Co., Ltd.	13,300	332,613
Minkabu The Infonoid, Inc.	6,800	263,122
Mirai Corp. REIT	545	202,966
Mirait Holdings Corp.	37,160	636,340
Miroku Jyoho Service Co., Ltd. (a)	10,800	219,044
Mitsubishi Estate Logistics REIT Investment Corp.	111	462,298
Mitsubishi Kakoki Kaisha, Ltd. (a)	16,500	471,451
Mitsubishi Logisnext Co., Ltd.	10,900	125,000
Mitsubishi Pencil Co., Ltd.	24,400	325,192
Mitsubishi Research Institute, Inc.	6,900	285,704
Mitsubishi Shokuhin Co., Ltd.	8,000	221,764
Mitsuboshi Belting, Ltd.	11,500	189,244
Mitsui Matsushima Holdings Co., Ltd.	12,000	83,103
Mitsui Mining & Smelting Co., Ltd.	29,200	1,070,483
Mitsui Sugar Co., Ltd.	29,600	520,641
Mitsui-Soko Holdings Co., Ltd.	12,900	287,625
Mixi, Inc.	19,900	493,621
Miyaji Engineering Group, Inc.	2,600	60,691
Miyazaki Bank, Ltd.	12,380	264,279
Mizuno Corp.	7,800	151,852
Mochida Pharmaceutical Co., Ltd.	13,200	501,816
Modec, Inc. (a)	9,000	163,272
Monex Group, Inc.	84,400	315,545
Money Forward, Inc. (c)	13,200	628,389
Monogatari Corp (a)	1,400	170,313
Mori Trust Hotel Reit, Inc.	142	158,305
Mori Trust Sogo Reit, Inc.	293	377,442
Morita Holdings Corp.	19,000	322,786
MOS Food Services, Inc. (a)	11,100	313,610
m-up Holdings, Inc.	4,500	108,485
Musashi Seimitsu Industry Co., Ltd.	25,500	404,068
Musashino Bank, Ltd. (a)	10,780	156,096
Nachi-Fujikoshi Corp.	11,100	460,148
Nagaileben Co., Ltd.	11,100	317,266
Nagano Keiki Co., Ltd. (a)	22,100	208,917
Nakanishi, Inc.	54,240	1,189,923
NanoCarrier Co., Ltd. (c)	34,700	106,206
Nanto Bank, Ltd.	10,000	168,725
Neturen Co., Ltd.	51,983	237,648
Nextage Co., Ltd.	32,700	418,707

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
NexTone, Inc. (a)(c)	1,400	$102,785
NHK Spring Co., Ltd.	33,000	226,297
Nichias Corp.	32,800	778,978
Nichiban Co., Ltd.	10,000	159,911
Nichicon Corp.	34,300	433,546
Nichiha Corp.	14,100	443,847
Nichi-iko Pharmaceutical Co., Ltd.	59,000	556,598
Nichireki Co., Ltd.	11,000	174,837
Nihon House Holdings Co., Ltd.	43,200	138,079
Nihon Nohyaku Co., Ltd.	32,600	159,140
Nihon Parkerizing Co., Ltd.	51,000	528,055
Nihon Tokushu Toryo Co., Ltd.	10,800	126,259
Nihon Trim Co., Ltd.	1,500	60,511
Nikkiso Co., Ltd. (a)	56,840	552,737
Nikkon Holdings Co., Ltd.	54,780	1,096,714
Nippn Corp.	26,300	410,376
Nippon Carbide Industries Co., Inc. (a)	13,300	164,245
Nippon Carbon Co., Ltd.	11,171	426,845
Nippon Ceramic Co., Ltd.	10,400	292,221
Nippon Chemical Industrial Co., Ltd. (a)	8,100	220,692
Nippon Coke & Engineering Co., Ltd.	77,000	66,376
Nippon Densetsu Kogyo Co., Ltd.	21,400	442,115
Nippon Electric Glass Co., Ltd. (a)	17,300	378,021
Nippon Gas Co., Ltd.	11,100	594,537
Nippon Kayaku Co., Ltd.	40,300	373,159
Nippon Koei Co., Ltd.	9,800	269,193
Nippon Light Metal Holdings Co., Ltd.	32,190	596,128
Nippon Paper Industries Co., Ltd.	14,400	166,532
Nippon Parking Development Co., Ltd.	38,500	57,427
Nippon Pillar Packing Co., Ltd.	12,000	187,011
NIPPON REIT Investment Corp.	367	1,316,998
Nippon Road Co., Ltd.	4,700	350,525
Nippon Sheet Glass Co., Ltd. (a)(c)	37,800	173,907
Nippon Signal Co., Ltd.	29,800	271,604
Nippon Soda Co., Ltd.	11,100	329,522
Nippon Steel Trading Corp.	3,600	130,234
Nippon Suisan Kaisha, Ltd.	139,299	574,763
Nippon Thompson Co., Ltd.	49,200	183,943
Nippon Yakin Kogyo Co., Ltd.	8,600	143,771
Nipro Corp.	10,400	122,288
Nishimatsu Construction Co., Ltd.	28,600	585,601
Nishimatsuya Chain Co., Ltd.	21,453	307,733
Nishi-Nippon Financial Holdings, Inc. (a)	69,300	442,333
Security Description	Shares	Value
Nishio Rent All Co., Ltd.	11,600	$242,685
Nissan Shatai Co., Ltd.	19,400	160,845
Nissei ASB Machine Co., Ltd.	4,700	268,129
Nissei Plastic Industrial Co., Ltd. (a)	21,800	187,077
Nissha Co., Ltd. (a)	21,600	313,398
Nisshin Oillio Group, Ltd.	13,600	399,787
Nisshinbo Holdings, Inc.	65,100	474,165
Nissin Corp.	10,800	127,305
Nitta Corp.	9,900	213,831
Nittetsu Mining Co., Ltd.	3,200	189,995
Nitto Boseki Co., Ltd. (a)	25,730	1,133,919
Nitto Kogyo Corp.	19,500	385,864
Nittoku Co., Ltd.	9,400	378,294
Nohmi Bosai, Ltd.	14,600	318,175
Nojima Corp.	10,700	293,189
NOK Corp.	35,600	382,395
Nomura Co., Ltd.	37,600	310,283
Noritake Co., Ltd.	6,900	200,093
Noritsu Koki Co., Ltd.	9,800	230,750
Noritz Corp.	12,100	188,804
North Pacific Bank, Ltd.	135,400	285,895
NS United Kaiun Kaisha, Ltd.	10,000	135,116
NSD Co., Ltd.	34,600	745,318
NTN Corp. (c)	183,700	471,505
Obara Group, Inc.	8,900	338,777
Oenon Holdings, Inc. (a)	83,800	332,781
Ogaki Kyoritsu Bank, Ltd.	10,000	203,012
Ohara, Inc. (a)	9,600	153,143
Ohsho Food Service Corp.	6,800	381,345
Oiles Corp. (a)	10,900	171,241
Oisix ra daichi, Inc. (c)	11,000	332,946
Oita Bank, Ltd.	15,380	303,146
Okabe Co., Ltd.	15,600	116,949
Okamoto Industries, Inc.	6,360	243,632
Okamura Corp.	53,100	474,709
Okasan Securities Group, Inc.	76,382	277,430
Oki Electric Industry Co., Ltd.	42,900	378,536
Okinawa Electric Power Co., Inc.	22,677	304,425
OKUMA Corp.	13,200	737,702
Okumura Corp.	16,800	415,098
Okuwa Co., Ltd.	14,500	182,575
Oncolys BioPharma, Inc. (a)(c)	4,300	62,598
OncoTherapy Science, Inc. (c)	120,900	134,665
One REIT, Inc.	96	243,708
Open Door, Inc. (a)(c)	8,500	114,519
OPT Holding, Inc.	10,000	168,822
Optex Group Co., Ltd.	14,700	268,528
Optim Corp. (a)(c)	5,400	146,866
Optorun Co., Ltd. (a)	11,100	226,741
Orient Corp.	69,300	77,861
Osaka Organic Chemical Industry, Ltd.	18,200	564,095
Osaka Soda Co., Ltd.	10,700	282,100

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
OSAKA Titanium Technologies Co., Ltd. (a)	8,500	$70,473
Osaki Electric Co., Ltd.	16,000	89,728
OSG Corp.	11,000	209,996
OSJB Holdings Corp.	84,600	228,615
Outsourcing, Inc.	41,300	552,427
Oyo Corp.	16,200	192,213
Pacific Industrial Co., Ltd.	27,500	286,067
Pacific Metals Co., Ltd. (a)	7,399	159,812
Pack Corp.	10,000	273,815
PAL GROUP Holdings Co., Ltd.	10,700	126,541
Paramount Bed Holdings Co., Ltd.	10,000	455,712
Pasona Group, Inc.	10,800	216,743
PC Depot Corp. (a)	49,200	267,337
Penta-Ocean Construction Co., Ltd.	139,600	1,199,334
Pharma Foods International Co., Ltd. (a)	10,400	204,686
PIA Corp. (a)	5,100	138,114
Pilot Corp.	10,000	280,498
Piolax, Inc.	13,200	202,516
PKSHA Technology, Inc. (c)	5,200	129,188
Plenus Co., Ltd.	9,900	167,325
Poletowin Pitcrew Holdings, Inc. (a)	14,500	163,897
Precision System Science Co., Ltd. (a)(c)	8,000	74,386
Premier Investment Corp. REIT	1,189	1,468,328
Press Kogyo Co., Ltd.	55,400	164,196
Pressance Corp. (a)	14,400	247,706
Prestige International, Inc.	50,200	443,435
Prima Meat Packers, Ltd.	11,700	370,565
Qol Holdings Co., Ltd.	11,000	119,861
Raccoon Holdings, Inc.	7,600	125,728
Raito Kogyo Co., Ltd.	32,500	571,020
Raiznext Corp.	27,500	326,553
Raksul, Inc. (c)	7,200	309,981
RaQualia Pharma, Inc. (c)	15,300	148,191
Relia, Inc.	20,800	257,671
RENOVA, Inc. (c)	19,700	755,601
ReproCELL, Inc. (a)(c)	36,600	145,698
Resorttrust, Inc.	41,200	588,201
Restar Holdings Corp.	10,800	232,329
Retail Partners Co., Ltd.	11,300	159,685
Rheon Automatic Machinery Co., Ltd. (a)	11,300	138,014
Ricoh Leasing Co., Ltd.	7,700	228,960
Riken Corp.	7,000	144,346
Riken Keiki Co., Ltd.	11,100	330,060
Riken Technos Corp.	42,700	186,524
Riken Vitamin Co., Ltd.	10,800	142,368
Ringer Hut Co., Ltd.	10,900	237,753
Riso Kagaku Corp.	9,200	124,128
Rock Field Co., Ltd.	10,600	160,984
Rokko Butter Co., Ltd. (a)	10,600	185,830
Rorze Corp.	11,100	717,100
Security Description	Shares	Value
Round One Corp.	37,500	$336,699
Royal Holdings Co., Ltd. (a)(c)	11,100	197,821
RS Technologies Co., Ltd. (a)	4,900	269,572
Ryobi, Ltd. (c)	16,400	198,557
Ryosan Co., Ltd.	10,000	180,735
S Foods, Inc.	11,100	361,775
Sac's Bar Holdings, Inc.	29,300	153,531
Sagami Holdings Corp. (a)(c)	19,400	224,919
Saizeriya Co., Ltd.	11,600	214,372
Sakai Chemical Industry Co., Ltd.	26,953	514,024
Sakai Moving Service Co., Ltd.	4,200	212,349
Sakata INX Corp. (a)	20,200	226,564
Sakata Seed Corp.	13,000	450,143
Sakura Internet, Inc.	34,700	222,830
Sala Corp. (a)	52,400	289,800
SAMTY Co., Ltd.	12,700	220,800
San ju San Financial Group, Inc.	11,100	135,464
San-A Co., Ltd.	10,200	431,236
San-Ai Oil Co., Ltd.	33,200	359,188
SanBio Co., Ltd. (a)(c)	11,100	143,743
Sanei Architecture Planning Co., Ltd.	13,900	229,008
Sangetsu Corp.	30,500	458,187
San-In Godo Bank, Ltd.	70,900	337,864
Sanken Electric Co., Ltd.	11,100	481,113
Sanki Engineering Co., Ltd.	22,100	259,647
Sankyo Tateyama, Inc.	25,000	196,862
Sanoh Industrial Co., Ltd. (a)	33,800	308,061
Sanrio Co., Ltd.	26,500	361,906
Sansan, Inc. (c)	5,700	375,418
Sanyo Chemical Industries, Ltd.	5,400	288,188
Sanyo Denki Co., Ltd.	5,000	268,778
Sanyo Electric Railway Co., Ltd. (a)	7,800	149,586
Sanyo Special Steel Co., Ltd. (c)	20,287	251,905
Sanyo Trading Co., Ltd.	24,700	235,409
Sapporo Holdings, Ltd. (a)	34,000	655,664
Sato Holdings Corp.	24,040	518,078
Seikagaku Corp.	18,800	185,187
Seiko Holdings Corp.	11,800	150,750
Seiren Co., Ltd. (a)	35,280	533,412
Sekisui Jushi Corp. (a)	11,500	242,820
Sekisui Plastics Co., Ltd.	19,400	99,588
Senko Group Holdings Co., Ltd.	39,800	387,804
Senshu Ikeda Holdings, Inc.	120,660	172,964
Septeni Holdings Co., Ltd.	15,500	63,504
Shibaura Machine Co., Ltd.	10,200	232,858
Shibuya Corp.	10,900	373,732
SHIFT, Inc. (c)	2,300	318,785
Shiga Bank, Ltd.	24,800	506,833
Shikoku Bank, Ltd.	24,000	158,071
Shikoku Chemicals Corp.	20,400	237,106

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Shikoku Electric Power Co., Inc.	44,400	$288,990
Shima Seiki Manufacturing, Ltd.	17,645	298,570
Shinagawa Refractories Co., Ltd.	6,400	155,281
Shin-Etsu Polymer Co., Ltd.	19,000	173,539
Shinmaywa Industries, Ltd.	26,000	222,616
Shinoken Group Co., Ltd.	20,000	215,604
Shizuoka Gas Co., Ltd.	24,600	246,369
Shochiku Co., Ltd.	11,160	1,528,427
Shoei Co., Ltd.	10,700	429,575
Shoei Foods Corp. (a)	7,200	250,356
Showa Sangyo Co., Ltd.	4,200	123,870
Siix Corp. (a)	17,900	267,516
Sinfonia Technology Co., Ltd.	36,280	492,307
Sinko Industries, Ltd.	10,900	187,288
Sintokogio, Ltd.	31,200	232,689
SKY Perfect JSAT Holdings, Inc.	51,000	250,937
SMK Corp.	504	14,742
Sodick Co., Ltd. (a)	22,300	190,288
Solasto Corp.	20,900	323,485
Sosei Group Corp. (c)	33,000	575,331
Sourcenext Corp.	19,000	51,528
Space Value Holdings Co., Ltd. (a)	23,400	157,972
S-Pool, Inc.	11,100	80,848
ST Corp.	10,700	202,818
St Marc Holdings Co., Ltd.	10,000	135,600
Star Asia Investment Corp. REIT	358	174,761
Star Micronics Co., Ltd.	16,400	262,730
Starts Corp., Inc.	11,900	330,335
Starts Proceed Investment Corp. REIT	118	230,183
Starzen Co., Ltd.	4,800	196,891
Stella Chemifa Corp.	7,200	231,178
StemRIM, Inc. (a)(c)	15,800	98,095
Studio Alice Co., Ltd.	11,100	207,282
Sumida Corp.	15,300	159,454
Sumitomo Bakelite Co., Ltd.	10,000	343,842
Sumitomo Densetsu Co., Ltd.	12,300	312,727
Sumitomo Mitsui Construction Co., Ltd.	67,560	280,069
Sumitomo Osaka Cement Co., Ltd.	16,179	472,465
Sumitomo Seika Chemicals Co., Ltd.	2,400	95,424
Sumitomo Warehouse Co., Ltd.	35,500	453,872
Sun Corp. (a)(c)	9,000	272,846
Sun Frontier Fudousan Co., Ltd.	10,000	86,396
Sun-Wa Technos Corp.	17,200	161,763
SuRaLa Net Co., Ltd. (a)(c)	2,000	104,993
Suruga Bank, Ltd. (a)	116,300	380,739
Security Description	Shares	Value
SWCC Showa Holdings Co., Ltd.	4,500	$76,449
Systena Corp.	36,600	766,776
Syuppin Co., Ltd. (a)	17,200	150,268
T Hasegawa Co., Ltd.	11,300	237,503
T RAD Co., Ltd.	11,200	145,363
Tachi-S Co., Ltd.	16,700	190,058
Tadano, Ltd.	55,400	473,807
Taihei Dengyo Kaisha, Ltd.	12,500	284,517
Taiho Kogyo Co., Ltd. (a)	19,500	135,421
Taikisha, Ltd.	11,300	296,386
Taiko Pharmaceutical Co., Ltd. (a)	33,000	515,240
Taiyo Holdings Co., Ltd.	10,000	591,796
Takamatsu Construction Group Co., Ltd.	7,900	156,477
Takaoka Toko Co., Ltd.	1,900	30,365
Takara Holdings, Inc.	54,500	680,425
Takara Standard Co., Ltd.	25,800	379,085
Takasago International Corp.	20,400	469,075
Takasago Thermal Engineering Co., Ltd.	30,500	462,323
Takashimaya Co., Ltd.	53,400	457,736
Takeei Corp.	31,900	392,088
Takeuchi Manufacturing Co., Ltd.	18,300	430,891
Takuma Co., Ltd.	33,000	589,075
Tamron Co., Ltd.	10,000	176,861
Tamura Corp.	41,800	231,581
Tanseisha Co., Ltd.	19,800	157,065
Tatsuta Electric Wire and Cable Co., Ltd.	41,100	298,960
Tayca Corp.	10,800	158,059
TeamSpirit, Inc. (a)(c)	7,200	136,545
TechMatrix Corp.	22,400	465,812
Teikoku Electric Manufacturing Co., Ltd.	3,600	42,051
Teikoku Sen-I Co., Ltd. (a)	11,400	263,786
tella, Inc. (a)(c)	10,600	22,895
TerraSky Co., Ltd. (a)(c)	3,000	117,536
TKC Corp.	7,700	577,248
TKP Corp. (a)(c)	7,800	212,820
Toa Corp. (f)	15,700	129,408
Toa Corp. (f)	8,000	154,351
TOA ROAD Corp.	7,900	289,617
Toagosei Co., Ltd. (a)	113,700	1,333,631
Tobishima Corp.	10,710	112,033
TOC Co., Ltd.	62,960	424,429
Tocalo Co., Ltd.	28,900	396,082
Toho Bank, Ltd.	90,000	181,316
Toho Titanium Co., Ltd.	19,900	170,772
Toho Zinc Co., Ltd. (a)(c)	6,800	153,394
TOKAI Holdings Corp.	53,700	533,645
Tokai Rika Co., Ltd.	15,700	265,354
Tokai Tokyo Financial Holdings, Inc.	100,900	298,073
Tokushu Tokai Paper Co., Ltd.	5,100	246,491

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Tokuyama Corp.	17,800	$399,463
Tokyo Dome Corp. (a)	36,900	463,908
Tokyo Kiraboshi Financial Group, Inc.	10,000	107,124
Tokyo Seimitsu Co., Ltd.	18,900	887,840
Tokyo Steel Manufacturing Co., Ltd. (a)	47,500	307,327
Tokyotokeiba Co., Ltd.	8,900	403,429
Tokyu Construction Co., Ltd.	33,000	158,216
Tokyu REIT, Inc.	498	789,121
Tomoe Engineering Co., Ltd.	2,800	53,969
TOMONY Holdings, Inc.	77,480	234,140
Tomy Co., Ltd.	48,800	430,123
Tonami Holdings Co., Ltd.	4,200	242,859
Topcon Corp.	49,100	609,678
Toppan Forms Co., Ltd.	22,900	234,445
Topre Corp.	21,200	324,638
Topy Industries, Ltd. (c)	18,698	213,340
Torex Semiconductor, Ltd.	15,500	199,521
Toridoll Holdings Corp.	17,600	235,758
Torii Pharmaceutical Co., Ltd.	5,600	174,653
Torikizoku Co., Ltd.	11,100	156,106
Tosei Reit Investment Corp.	172	187,918
Tosho Co., Ltd.	9,000	136,336
Totetsu Kogyo Co., Ltd.	11,300	298,685
Towa Bank, Ltd.	24,600	150,347
Towa Pharmaceutical Co., Ltd.	10,000	185,384
Toyo Construction Co., Ltd.	32,800	139,466
Toyo Corp.	5,668	64,012
Toyo Denki Seizo KK	14,200	160,368
Toyo Gosei Co., Ltd.	2,000	228,583
Toyo Ink SC Holdings Co., Ltd.	18,300	349,711
Toyo Kanetsu KK	7,500	152,695
Toyo Machinery & Metal Co., Ltd.	200	798
Toyo Tanso Co., Ltd.	8,300	162,149
Toyobo Co., Ltd.	42,778	571,782
Toyota Motor Corp.	9	694
TPR Co., Ltd.	13,300	182,409
Trancom Co., Ltd.	3,800	328,675
Transcosmos, Inc.	11,000	277,544
Tri Chemical Laboratories, Inc. (a)	6,500	1,048,235
Trusco Nakayama Corp.	18,700	524,712
TS Tech Co., Ltd.	10,000	308,974
TSI Holdings Co., Ltd.	59,700	119,117
Tsubaki Nakashima Co., Ltd.	23,600	256,470
Tsubakimoto Chain Co.	14,700	385,422
Tsugami Corp. (a)	33,000	498,300
Tsukishima Kikai Co., Ltd.	23,900	322,695
Tsukuba Bank, Ltd. (a)	92,900	166,463
Tsukui Holdings Corp.	25,900	137,220
Tsurumi Manufacturing Co., Ltd.	10,900	186,338
UACJ Corp.	10,000	183,253
Uchida Yoko Co., Ltd.	6,800	278,929
Security Description	Shares	Value
Ulvac, Inc.	10,100	$431,900
Union Tool Co.	7,200	215,836
Unipres Corp.	14,400	135,290
United Arrows, Ltd.	10,700	158,150
United Super Markets Holdings, Inc. (a)	30,100	329,440
UNITED, Inc.	5,300	70,174
Unitika, Ltd. (c)	6,400	24,423
Universal Entertainment Corp. (c)	10,900	251,266
Ushio, Inc.	52,200	678,506
UT Group Co., Ltd. (a)(c)	10,800	334,738
Uzabase, Inc. (c)	9,600	332,878
V Technology Co., Ltd.	3,872	220,518
Valor Holdings Co., Ltd.	28,800	737,260
Valqua, Ltd.	10,476	208,414
ValueCommerce Co., Ltd.	11,100	342,961
V-Cube, Inc.	7,200	210,955
Vector, Inc. (c)	14,400	139,195
Vision, Inc. (a)(c)	12,100	121,416
Vital KSK Holdings, Inc.	24,700	194,260
VT Holdings Co., Ltd.	70,900	292,541
Wacom Co., Ltd.	63,600	532,849
Wakachiku Construction Co., Ltd.	3,800	43,173
Wakita & Co., Ltd.	10,900	111,381
Warabeya Nichiyo Holdings Co., Ltd.	11,100	152,343
Watahan & Co., Ltd.	18,900	248,046
WATAMI Co., Ltd. (a)	12,800	107,984
WDB Holdings Co., Ltd.	7,500	191,922
World Co., Ltd.	10,000	121,362
World Holdings Co., Ltd. (a)	9,000	170,769
W-Scope Corp. (a)(c)	16,700	152,046
Yahagi Construction Co., Ltd.	23,200	199,091
YAKUODO Holdings Co., Ltd.	7,700	184,287
YAMABIKO Corp.	19,000	238,501
YAMADA Consulting Group Co., Ltd.	10,700	102,186
Yamagata Bank, Ltd.	15,600	155,177
Yamaguchi Financial Group, Inc.	54,900	308,944
Yamaichi Electronics Co., Ltd.	12,800	192,164
YA-MAN, Ltd.	10,700	193,698
Yamanashi Chuo Bank, Ltd.	18,900	140,956
Yamashin-Filter Corp.	27,900	304,821
Yamato Kogyo Co., Ltd.	19,500	520,340
Yamazen Corp.	42,500	425,226
Yellow Hat, Ltd.	15,600	253,541
Yodogawa Steel Works, Ltd.	28,100	573,458
Yokogawa Bridge Holdings Corp.	14,900	314,900
Yokohama Reito Co., Ltd.	23,300	194,533
Yokowo Co., Ltd. (a)	17,000	511,260
Yondoshi Holdings, Inc.	11,200	216,417
Yonex Co., Ltd. (a)	22,500	130,539
Yorozu Corp.	11,200	112,494

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Yoshinoya Holdings Co., Ltd. (a)	27,800	$513,483
Yuasa Trading Co., Ltd.	10,300	330,713
Yumeshin Holdings Co., Ltd. (a)	37,900	255,860
Yurtec Corp.	28,100	226,716
Yushin Precision Equipment Co., Ltd.	11,900	110,073
Zenrin Co., Ltd.	37,965	463,692
ZERIA Pharmaceutical Co., Ltd.	18,900	347,997
ZIGExN Co., Ltd.	33,000	126,573
Zojirushi Corp.	20,300	362,567
		264,920,930
LUXEMBOURG — 0.1%
B&S Group Sarl (d)	17,093	154,346
Orion Engineered Carbons SA	20	343
Solutions 30 SE (a)(c)	65,751	846,330
		1,001,019
MALTA — 0.2%
Catena Media PLC (a)(c)	27,806	94,803
Kambi Group PLC (c)	10,476	494,936
Kindred Group PLC SDR (c)	80,236	787,065
		1,376,804
MONGOLIA — 0.0% (e)
Turquoise Hill Resources, Ltd. (a)(c)	25,042	311,158
MOROCCO — 0.0% (e)
Vivo Energy PLC (d)	201,150	233,718
NETHERLANDS — 1.0%
Accell Group NV (c)	11,495	363,573
Alfen Beheer B.V. (c)(d)	1,819	183,838
AMG Advanced Metallurgical Group NV (a)	11,553	345,759
Arcadis NV (a)(c)	28,783	952,279
Basic-Fit NV (c)(d)	14,210	521,599
Brack Capital Properties NV (c)	1,924	178,983
Brunel International NV (c)	15,669	139,954
Flow Traders (a)(d)	16,966	561,732
ForFarmers NV	8,868	57,941
Heijmans NV ADR (c)	20,821	237,687
Intertrust NV (c)(d)	34,608	587,743
Kendrion NV (a)(c)	11,216	227,807
Merus NV (a)(c)	11,674	204,645
NIBC Holding NV (d)	24,542	210,198
NSI NV REIT	10,593	425,123
Ordina NV	34,146	120,116
Pharming Group NV (a)(c)	344,689	536,459
PostNL NV (c)	246,999	843,182
ProQR Therapeutics NV (a)(c)	9,770	41,034
SIF Holding NV (a)(c)	7,297	147,673
Sligro Food Group NV (c)	6,163	127,740
TKH Group NV	5,991	289,840
TomTom NV (a)(c)	39,914	412,182
Security Description	Shares	Value
Van Lanschot Kempen NV ADR (c)	6,459	$165,961
Vastned Retail NV REIT (a)	11,343	321,292
		8,204,340
NEW ZEALAND — 1.0%
Air New Zealand, Ltd. (a)(c)	241,001	312,337
Argosy Property, Ltd.	334,715	383,182
Fletcher Building, Ltd. (c)	164,221	697,611
Genesis Energy, Ltd.	90,785	236,949
Goodman Property Trust REIT	434,674	729,209
Heartland Group Holdings, Ltd.	137,304	164,106
Kathmandu Holdings, Ltd. (a)(c)	163,515	150,695
Kiwi Property Group, Ltd.	733,634	644,424
Oceania Healthcare, Ltd.	127,716	133,335
Precinct Properties New Zealand, Ltd.	429,078	543,728
Pushpay Holdings, Ltd. (c)	331,936	432,579
Restaurant Brands New Zealand, Ltd. (c)	23,365	194,303
SKY Network Television, Ltd. (c)	343,530	39,822
SKYCITY Entertainment Group, Ltd. (a)	325,488	752,268
Summerset Group Holdings, Ltd.	124,175	1,122,045
Synlait Milk, Ltd. (a)(c)	28,410	106,981
Tourism Holdings, Ltd. (a)(c)	61,277	114,710
Vital Healthcare Property Trust REIT (a)	222,218	523,990
Volpara Health Technologies, Ltd. (a)(c)	58,015	64,241
Z Energy, Ltd. (a)(c)	293,559	676,360
		8,022,875
NORWAY — 1.6%
Aker Solutions ASA (c)	82,338	158,195
ArcticZymes Technologies ASA (c)	20,200	150,050
Atea ASA	36,626	518,465
Atlantic Sapphire ASA (c)	12,749	178,684
Austevoll Seafood ASA	21,198	217,131
Avance Gas Holding, Ltd. (a)(d)	76,690	368,315
Bergenbio ASA (c)	32,709	123,013
Bonheur ASA	3,893	110,034
Borregaard ASA	49,160	814,171
BW Energy, Ltd. (c)	8,997	29,002
BW Offshore, Ltd.	97,249	428,434
Crayon Group Holding ASA (c)(d)	13,306	195,504
Elkem ASA (d)	72,101	238,991
Europris ASA (d)	76,737	457,987
Fjordkraft Holding ASA (d)	18,589	181,723
Frontline, Ltd.	41,551	263,517
Golden Ocean Group, Ltd. (a)	31,662	146,595
Grieg Seafood ASA (a)	25,415	252,311

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Hexagon Composites ASA (c)	21,741	$138,897
Hunter Group ASA (c)	315,923	128,776
IDEX Biometrics ASA (c)	551,626	191,994
Kahoot! A/S (c)	46,525	517,310
Kid ASA (d)	10,852	120,916
Kitron ASA	190,634	403,446
Nordic Semiconductor ASA (c)	72,201	1,163,723
Norway Royal Salmon ASA	8,208	205,728
Norwegian Finans Holding ASA (c)	73,669	629,400
Odfjell Drilling, Ltd. (c)	458	917
Opera, Ltd. ADR (a)(c)	18,808	171,717
PCI Biotech Holding ASA (c)	25,897	84,388
Pexip Holding ASA (c)	19,201	147,339
PhotoCure ASA (c)	13,334	166,014
Protector Forsikring ASA (a)(c)	51,028	355,207
Sbanken ASA (c)(d)	33,511	269,671
Selvaag Bolig ASA	15,360	103,872
SFL Corp., Ltd. (a)	56,880	357,206
SpareBank 1 Nord Norge	35,101	305,834
SpareBank 1 SMN	36,410	415,048
Stolt-Nielsen, Ltd.	11,249	144,522
TGS Nopec Geophysical Co. ASA	34,018	527,238
Veidekke ASA	68,767	889,912
Wallenius Wilhelmsen ASA (c)	56,390	152,798
XXL ASA (c)(d)	44,431	100,206
		12,524,201
PERU — 0.1%
Hochschild Mining PLC	182,656	518,838
PORTUGAL — 0.3%
Altri SGPS SA (a)	112,606	710,940
Banco Comercial Portugues SA Class R (a)(c)	2,604,584	392,618
Mota-Engil SGPS SA (a)(c)	35,451	59,165
REN - Redes Energeticas Nacionais SGPS SA	256,266	741,556
Sonae SGPS SA	250,843	203,027
		2,107,306
SINGAPORE — 1.5%
Accordia Golf Trust	373,100	6,126
AEM Holdings, Ltd.	38,400	100,238
AIMS APAC REIT	230,104	217,629
ARA LOGOS Logistics Trust REIT	34,748	15,775
Ascendas India Trust	401,300	419,017
Ascott Residence Trust (a)	826,909	675,717
Best World International, Ltd. (a)(b)	280,300	144,217
BW LPG, Ltd. (d)	61,055	420,727
CapitaLand Retail China Trust REIT (a)	336,834	354,254
CDL Hospitality Trusts Stapled Security	394,680	379,256
Security Description	Shares	Value
China Aviation Oil Singapore Corp., Ltd.	199,700	$160,165
Chip Eng Seng Corp., Ltd.	364,400	121,315
ESR-REIT (a)	2,343,807	700,491
Ezion Holdings, Ltd. (b)(c)	4,945,500	120,677
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
Far East Hospitality Trust Stapled Security	226,400	106,207
First Resources, Ltd.	187,000	181,107
Frasers Centrepoint Trust REIT	252,650	470,260
Frencken Group, Ltd.	186,100	185,868
Golden Agri-Resources, Ltd.	1,188,000	142,921
Hyflux, Ltd. (b)(c)	33,300	—
IGG, Inc. (a)	388,000	406,322
Kenon Holdings, Ltd.	5,100	150,103
Keppel Infrastructure Trust	1,284,092	529,512
Keppel Pacific Oak US REIT	152,100	104,949
Lendlease Global Commercial REIT	289,700	160,013
Manulife US Real Estate Investment Trust	661,455	492,784
Maxeon Solar Technologies, Ltd. (c)	5,283	149,879
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
OUE Commercial Real Estate Investment Trust	1,025,818	298,823
Parkway Life Real Estate Investment Trust	218,600	640,095
Prime US REIT	180,100	142,279
Raffles Medical Group, Ltd.	455,074	342,601
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	174,849	46,965
Sasseur Real Estate Investment Trust	191,400	118,752
Sheng Siong Group, Ltd.	252,200	295,774
Singapore Post, Ltd.	685,900	365,876
Singapore Press Holdings, Ltd. (a)	434,836	371,781
Soilbuild Business Space REIT	299,351	121,176
SPH REIT (a)	221,900	141,872
Starhill Global REIT	667,900	255,203
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (b)(c)	1,254	—
UG Healthcare Corp., Ltd.	156,600	69,316
UMS Holdings, Ltd.	370,474	302,737
Wing Tai Holdings, Ltd.	491,399	725,024
XP Power, Ltd.	2,962	189,894
Yoma Strategic Holdings, Ltd. (a)(c)	733,500	160,947
Zheng Li Holdings, Ltd. (c)	700,000	13,812
		11,518,456
SOUTH AFRICA — 0.1%
Investec PLC	204,782	524,303
SOUTH KOREA — 12.1%
AbClon, Inc. (c)	8,486	285,132

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
ABLBio, Inc. (c)	10,153	$290,673
Able C&C Co., Ltd. (c)	7,400	50,410
Ace Technologies Corp. (c)	9,847	246,107
Advanced Process Systems Corp. (c)	7,090	162,190
AfreecaTV Co., Ltd.	4,715	262,595
Ahnlab, Inc.	2,550	178,873
Air Busan Co., Ltd. (c)	19,906	60,013
Amicogen, Inc. (c)	11,582	409,416
Amotech Co., Ltd. (c)	8,624	306,838
Anam Electronics Co., Ltd. (c)	78,899	247,672
Ananti, Inc. (c)	18,506	137,479
Anterogen Co., Ltd. (c)	2,731	156,625
Aprogen KIC, Inc. (a)(c)	40,926	77,045
Aprogen pharmaceuticals, Inc. (c)	104,342	126,309
Asiana Airlines, Inc. (c)	41,283	159,994
BGF Co., Ltd. (c)	29,081	131,043
BGF retail Co., Ltd. (c)	3,156	393,665
BH Co., Ltd. (a)	14,502	293,030
Binex Co., Ltd. (c)	14,123	345,177
Binggrae Co., Ltd. (c)	1,391	73,116
Bioneer Corp. (c)	6,399	104,559
Biosolution Co., Ltd. (c)	3,178	86,157
BNK Financial Group, Inc.	80,748	422,212
Boditech Med, Inc.	4,619	100,774
Boryung Pharmaceutical Co., Ltd.	18,324	321,340
Bukwang Pharmaceutical Co., Ltd.	17,276	446,889
Cafe24 Corp. (c)	1,828	106,856
CammSys Corp. (c)	117,117	301,337
Cellivery Therapeutics, Inc. (c)	2,043	353,947
Cellumed Co., Ltd. (b)(c)	4,876	20,131
Chabiotech Co., Ltd. (c)	23,884	440,831
Cheil Worldwide, Inc. (c)	21,058	399,332
Chong Kun Dang Pharmaceutical Corp.	3,801	792,531
Chongkundang Holdings Corp. (c)	1,781	209,038
Chunbo Co., Ltd.	1,237	207,704
CJ CGV Co., Ltd. (c)	832	19,301
CJ Freshway Corp. (c)	1,771	31,057
CMG Pharmaceutical Co., Ltd. (c)	48,274	256,857
CNK International Co., Ltd. (b)(c)	16,071	—
Com2uSCorp	6,151	902,011
Coreana Cosmetics Co., Ltd. (c)	40,629	185,510
CORESTEM, Inc. (c)	5,937	126,796
Cosmax, Inc.	4,755	435,536
Cosmecca Korea Co., Ltd. (c)	860	9,658
CosmoAM&T Co., Ltd. (c)	5,355	96,866
CrystalGenomics, Inc. (c)	16,093	265,180
CS Wind Corp.	6,459	1,052,419
Cuckoo Homesys Co., Ltd. (c)	5,769	207,648
Security Description	Shares	Value
CUROCOM Co., Ltd. (a)(c)	44,859	$84,036
Dae Han Flour Mills Co., Ltd. (c)	473	72,280
Dae Hwa Pharmaceutical Co., Ltd.	2,481	35,286
Daea TI Co., Ltd. (c)	28,677	152,585
Daeduck Co., Ltd.	15,791	101,465
Daeduck Electronics Co., Ltd.	25,588	296,795
Daejoo Electronic Materials Co., Ltd. (c)	4,098	175,230
Daesang Corp.	14,918	357,741
Daewon Pharmaceutical Co., Ltd. (c)	10,073	179,892
Daewoo Engineering & Construction Co., Ltd. (c)	100,796	462,550
Daewoong Co., Ltd. (c)	18,738	867,644
Daewoong Pharmaceutical Co., Ltd.	944	143,386
Daishin Securities Co., Ltd. Preference Shares (c)	55,064	514,498
Daou Technology, Inc. (a)	16,715	336,977
Dasan Networks, Inc. (c)	9,245	113,616
Dawonsys Co., Ltd. (c)	14,536	272,977
DB HiTek Co., Ltd.	22,536	1,058,028
Dentium Co., Ltd. (c)	5,300	200,525
DGB Financial Group, Inc. (c)	90,166	563,589
Digital Power Communications Co., Ltd. (c)	12,937	106,111
DIO Corp. (c)	828	24,124
DMS Co., Ltd. (c)	38,357	306,489
Dong-A Socio Holdings Co., Ltd. (c)	3,827	431,564
Dong-A ST Co., Ltd. (c)	4,042	329,671
Dongjin Semichem Co., Ltd. (c)	9,807	329,518
Dongkoo Bio & Pharma Co., Ltd.	1,024	23,613
DongKook Pharmaceutical Co., Ltd. (c)	14,389	387,442
Dongkuk Steel Mill Co., Ltd. (c)	19,767	147,757
Dongsuh Cos., Inc. (c)	5,459	170,609
Dongsung Finetec Co., Ltd. (c)	8,440	91,292
Dongsung Pharmaceutical Co., Ltd. (c)	8,767	100,478
Dongwha Pharm Co., Ltd. (a)(c)	27,250	492,923
Dongwon F&B Co., Ltd. (c)	390	64,264
Dongwon Industries Co., Ltd. (c)	187	38,302
Doosan Co., Ltd. (a)	3,869	186,629
Doosan Infracore Co., Ltd. (a)(c)	51,870	378,174
DoubleUGames Co., Ltd. (c)	5,793	321,033
Dreamtech Co., Ltd. (c)	9,867	106,273
Echo Marketing, Inc.	5,806	160,342
Ecopro Co., Ltd.	9,943	454,908
EM-Tech Co., Ltd. (c)	15,311	173,364
ENF Technology Co., Ltd. (c)	19,048	835,531

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Enzychem Lifesciences Corp. (c)	947	$91,884
Eo Technics Co., Ltd. (c)	1,916	206,363
Eone Diagnomics Genome Center Co., Ltd. (c)	9,078	79,390
Esmo Corp. (c)	33,624	12,598
Eubiologics Co., Ltd. (c)	7,577	148,569
Eugene Corp. (c)	36,438	158,324
Eugene Investment & Securities Co., Ltd. (c)	99,944	363,416
Eugene Technology Co., Ltd.	3,748	115,066
Eutilex Co., Ltd. (c)	3,056	105,777
F&F Co., Ltd. (c)	3,519	273,408
Feelux Co., Ltd. (c)	24,498	92,350
Fila Holdings Corp. (c)	14,687	590,833
Finetex EnE, Inc. (c)	22,588	—
Foosung Co., Ltd. (a)(c)	34,212	371,630
GAEASOFT (a)(c)	9,828	127,566
GemVax & Kael Co., Ltd. (c)	13,676	300,890
Geneonelifescience, Inc. (c)	13,679	271,364
GenNBio, Inc. (c)	32,177	82,938
Genomictree, Inc. (c)	5,584	75,307
Golfzon Newdin Holdings Co., Ltd. (c)	2,694	13,739
Grand Korea Leisure Co., Ltd.	13,744	211,290
Gravity Co., Ltd. ADR (a)(c)	1,194	215,804
Green Cross Cell Corp. (c)	3,045	143,518
Green Cross Holdings Corp. (c)	12,986	496,105
Green Cross LabCell Corp. (c)	4,298	364,398
GS Engineering & Construction Corp. (a)(c)	17,334	603,171
GS Home Shopping, Inc. (c)	2,274	290,975
G-SMATT GLOBAL Co., Ltd. (c)	49,298	2,814
G-treeBNT Co., Ltd. (a)(c)	12,336	331,595
HAESUNG DS Co., Ltd. (c)	14,840	333,330
Halla Holdings Corp.	2,651	91,271
Hana Tour Service, Inc.	4,361	224,814
Hanall Biopharma Co., Ltd. (c)	14,041	484,707
Handsome Co., Ltd. (c)	10,285	286,405
Hanil Cement Co., Ltd.	16	1,547
Hanjin Heavy Industries & Construction Co., Ltd. (c)	30,543	205,813
Hanjin Shipping Co., Ltd. (b)(c)	1,732	—
Hanjin Transportation Co., Ltd. (c)	4,524	199,068
Hankook Tire Worldwide Co., Ltd. (c)	13,027	175,684
Hanmi Semiconductor Co., Ltd. (c)	13,392	223,138
Hansae Co., Ltd.	10,096	162,644
Hansol Chemical Co., Ltd. (c)	7,350	1,329,536
Hansol Holdings Co., Ltd. (c)	45,653	154,866
Hansol Paper Co., Ltd.	22,478	286,588
Hanssem Co., Ltd. (c)	6,458	621,247
Security Description	Shares	Value
Hanwha Aerospace Co., Ltd. (c)	19,961	$523,694
Hanwha Corp. (c)	19,513	508,347
Hanwha General Insurance Co., Ltd. (c)	41,121	145,171
Hanwha Investment & Securities Co., Ltd. (c)	78,246	158,105
Hanwha Life Insurance Co., Ltd. (c)	63,025	141,564
Harim Holdings Co., Ltd. (c)	40,881	339,076
HDC Holdings Co., Ltd. (c)	13,869	141,077
HDC Hyundai Development Co-Engineering & Construction Class E (c)	13,130	315,468
Helixmith Co., Ltd. (c)	10,484	318,487
HFR, Inc. (c)	3,906	113,084
HJ Magnolia Yongpyong Hotel & Resort Corp. (c)	37,453	146,702
HLB Life Science Co., Ltd. (c)	12,913	323,330
HLB, Inc. (c)	156	13,284
HMM Co., Ltd. (c)	109,693	1,408,651
Homecast Co., Ltd. (c)	17,324	48,003
HS Industries Co., Ltd. (c)	31,772	208,538
Huchems Fine Chemical Corp. (c)	19,007	448,798
Hugel, Inc. (c)	3,685	637,064
Humedix Co., Ltd.	1,241	27,132
Huons Co., Ltd.	3,797	216,013
Huons Global Co., Ltd.	2,492	67,100
Hyosung Advanced Materials Corp. (c)	1,838	252,105
Hyosung Chemical Corp. (c)	1,656	238,575
Hyosung Corp. (c)	5,157	362,694
Hyosung Heavy Industries Corp. (c)	4,377	250,621
Hyosung TNC Co., Ltd. (c)	1,493	289,996
Hyundai Bioland Co., Ltd. (c)	3,886	87,464
Hyundai Bioscience Co., Ltd. (c)	25,827	694,236
Hyundai Construction Equipment Co., Ltd. (c)	6,552	197,531
Hyundai Corp. (c)	2,543	37,339
Hyundai Department Store Co., Ltd. (c)	3,746	246,216
Hyundai Electric & Energy System Co., Ltd. (c)	9,360	141,309
Hyundai Elevator Co., Ltd. (c)	9,211	336,626
Hyundai Greenfood Co., Ltd. (c)	31,408	253,276
Hyundai Home Shopping Network Corp. (c)	3,678	275,943
Hyundai Livart Furniture Co., Ltd. (c)	12,050	176,929
Hyundai Marine & Fire Insurance Co., Ltd. (c)	18,362	384,549
Hyundai Mipo Dockyard Co., Ltd. (c)	7,653	338,161
Hyundai Rotem Co., Ltd. (c)	28,501	451,272

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Hyundai Wia Corp. (c)	4,977	$245,116
Icure Pharm, Inc. (c)	2,791	161,864
Il Dong Pharmaceutical Co., Ltd. (c)	8,492	147,748
Iljin Diamond Co., Ltd. (c)	2,947	129,947
Ilyang Pharmaceutical Co., Ltd. (c)	7,407	448,661
Innocean Worldwide, Inc. (c)	5,211	285,902
Innox Advanced Materials Co., Ltd. (c)	2,782	116,781
Inscobee, Inc. (a)(c)	51,496	100,024
Insun ENT Co., Ltd. (a)(c)	34,770	358,487
Interojo Co., Ltd.	3,977	78,163
iNtRON Biotechnology, Inc. (a)(c)	13,616	349,080
IS Dongseo Co., Ltd. (c)	5,547	272,678
ISC Co., Ltd.	1	25
Jahwa Electronics Co., Ltd. (c)	21,332	447,730
JB Financial Group Co., Ltd. (c)	132,223	686,493
Jeil Pharmaceutical Co., Ltd. (c)	4,481	258,226
Jeju Air Co., Ltd. (c)	6,961	117,587
Jenax, Inc. (c)	7,821	22,967
JETEMA Co., Ltd. (c)	6,578	138,669
Jin Air Co., Ltd. (c)	17,822	221,483
JW Pharmaceutical Corp. (c)	6,088	196,432
JW Shinyak Corp. (c)	11,767	64,885
JYP Entertainment Corp. (c)	19,089	674,784
Kangstem Biotech Co., Ltd. (a)(c)	13,620	99,175
KC Co., Ltd. (c)	5,586	142,183
KCC Corp.	1,402	254,897
KEPCO Engineering & Construction Co., Inc. (c)	12,756	209,606
KEPCO Plant Service & Engineering Co., Ltd. (c)	13,656	373,362
KG Dongbu Steel Co., Ltd.	12,640	134,976
Kginicis Co., Ltd.	14,490	268,778
KGMobilians Co., Ltd.	10,896	103,814
Kiwi Media Group Co., Ltd. (b)(c)	677,509	70,165
Koh Young Technology, Inc. (c)	4,269	412,635
Kolmar BNH Co., Ltd. (c)	2,822	134,826
Kolmar Korea Co., Ltd. (c)	8,219	385,112
Kolon Industries, Inc. (c)	8,405	317,615
Kolon Life Science, Inc. (c)	2,955	79,023
Komipharm International Co., Ltd. (a)(c)	14,640	181,265
Korea Electric Terminal Co., Ltd.	2,581	147,784
Korea Line Corp. (c)	66,050	184,840
Korea Petrochemical Ind Co., Ltd. (c)	2,343	496,078
Korea Real Estate Investment & Trust Co., Ltd. (c)	52,651	97,906
Korea United Pharm, Inc. (c)	6,658	406,970
Security Description	Shares	Value
Korean Reinsurance Co. (c)	84,804	$615,947
KT Skylife Co., Ltd. (c)	5,484	44,476
Kuk-il Paper Manufacturing Co., Ltd. (a)(c)	29,085	139,227
Kumho Industrial Co., Ltd. (c)	13,442	112,357
Kumho Tire Co., Inc. (a)(c)	47,336	164,933
Kwang Dong Pharmaceutical Co., Ltd. (c)	17,078	161,143
L&C Bio Co., Ltd.	4,160	132,118
L&F Co., Ltd. (c)	11,295	743,434
LabGenomics Co., Ltd. (c)	3,643	63,383
LB Semicon, Inc. (c)	10,397	141,173
LEENO Industrial, Inc.	6,117	760,191
LegoChem Biosciences, Inc. (c)	9,999	645,245
LEMON Co., Ltd. (c)	8,923	91,177
LF Corp. (c)	2,426	32,829
LG International Corp. (c)	21,519	489,293
Lock&Lock Co., Ltd. (c)	3,733	34,880
Lotte Chilsung Beverage Co., Ltd. (c)	2,504	250,100
LOTTE Fine Chemical Co., Ltd. (c)	13,290	675,327
Lotte Food Co., Ltd. (c)	614	187,371
LOTTE Himart Co., Ltd. (c)	4,054	116,250
Lotte Non-Life Insurance Co., Ltd. (a)(c)	99,024	159,525
Lotte Tour Development Co., Ltd. (c)	7,132	98,481
LS Corp. (c)	7,045	463,052
LS Electric Co., Ltd. (c)	10,272	596,671
Macrogen, Inc. (a)(c)	4,196	104,678
Maeil Dairies Co., Ltd. (c)	895	57,590
MagnaChip Semiconductor Corp. (c)	21,652	292,735
Mando Corp. (c)	16,243	879,212
ME2ON Co., Ltd. (c)	35,815	203,093
Medipost Co., Ltd. (c)	7,861	250,383
MedPacto, Inc. (c)	5,400	585,087
Medy-Tox, Inc.	2,411	388,406
Meerecompany, Inc. (c)	350	12,791
Meritz Financial Group, Inc. (c)	30,159	272,355
Meritz Fire & Marine Insurance Co., Ltd. (c)	26,839	360,719
Meritz Securities Co., Ltd. (c)	90,120	304,050
Mezzion Pharma Co., Ltd. (c)	2,959	478,866
MiCo, Ltd. (c)	8,783	122,087
Minwise Co., Ltd.	21,297	348,970
Mirae Asset Life Insurance Co., Ltd. (c)	52,053	184,483
Modetour Network, Inc. (c)	7,214	136,470
Namhae Chemical Corp. (c)	18,570	140,348
Namsun Aluminum Co., Ltd. (c)	34,699	149,969
Nanomedics Co., Ltd. (c)	23,339	77,131
Naturecell Co., Ltd. (c)	29,734	280,561
Neowiz (c)	6,207	128,277
NEPES Corp. (c)	8,890	347,809

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
NewGLAB Co., Ltd. (c)	12,272	$148,556
NHN Corp. (c)	7,692	528,236
NHN KCP Corp. (c)	7,486	472,053
NICE Holdings Co., Ltd. (c)	5,212	93,320
NICE Information Service Co., Ltd. (c)	24,756	565,174
NKMax Co., Ltd. (c)	15,761	304,687
NongShim Co., Ltd. (c)	2,519	695,664
OCI Co., Ltd. (c)	8,997	770,249
OliX Pharmaceuticals, Inc. (c)	4,520	209,294
OncoQuest Pharmaceuticals, Inc. (c)	32,706	154,453
OptoElectronics Solutions Co., Ltd. (c)	2,046	105,285
OPTRON-TEC, Inc. (c)	51,622	558,371
Orion Holdings Corp. (c)	11,526	140,056
OSANGJAIEL Co., Ltd. (c)	11,120	99,807
Oscotec, Inc. (c)	9,455	570,973
Osstem Implant Co., Ltd. (c)	7,170	336,620
Paradise Co., Ltd. (c)	22,916	322,761
Partron Co., Ltd.	7,185	74,079
Peptron, Inc. (c)	16,874	254,749
PharmAbcine (c)	4,595	87,983
Pharmicell Co., Ltd. (c)	34,712	552,810
PI Advanced Materials Co., Ltd. (c)	8,091	275,584
POLUS BioPharm, Inc. (b)(c)	21,662	18,321
Poongsan Corp. (c)	14,727	378,919
Posco ICT Co., Ltd. (c)	8,035	57,324
Posco International Corp. (c)	4,515	60,474
Power Logics Co., Ltd. (c)	14,481	117,042
Prostemics Co., Ltd. (c)	5,430	21,994
PSK Holdings, Inc. (c)	2	15
PSK, Inc. (c)	9,531	355,778
Qurient Co., Ltd. (c)	4,039	126,602
RFHIC Corp. (c)	3,893	160,013
RFTech Co., Ltd. (c)	10,622	99,737
Rsupport Co., Ltd. (c)	8,897	108,520
S&S Tech Corp. (c)	4,040	161,778
Sam Chun Dang Pharm Co., Ltd. (c)	5,437	410,916
SAM KANG M&T Co., Ltd. (c)	8,780	173,369
Sam Yung Trading Co., Ltd. (c)	6,186	79,724
Samick THK Co., Ltd. (c)	16,883	187,278
Samjin Pharmaceutical Co., Ltd. (c)	9,268	232,489
Samwha Capacitor Co., Ltd. (c)	3,387	205,471
Samyang Holdings Corp. (c)	3,634	249,225
Sang-A Frontec Co., Ltd. (c)	3,452	145,224
Sangsangin Co., Ltd. (c)	22,118	130,717
Seobu T&D	13,051	90,827
Seohan Co., Ltd. (a)(c)	140,507	194,017
Seojin System Co., Ltd. (c)	3,426	159,584
Seoul Semiconductor Co., Ltd. (c)	21,617	408,938
Seoul Viosys Co., Ltd. (c)	6,298	111,605
SFA Engineering Corp. (c)	18,589	660,532
Security Description	Shares	Value
Shinsegae Information & Communication Co., Ltd. (c)	2,325	$268,607
Shinsegae International, Inc. (c)	1,140	169,484
Shinsegae, Inc. (c)	2,532	558,238
Shinsung E&G Co., Ltd. (c)	186,415	590,323
Silicon Works Co., Ltd. (c)	4,633	248,219
SillaJen, Inc. (a)(b)(c)	29,675	247,906
SIMMTECH Co., Ltd. (c)	7,133	150,041
Sindoh Co., Ltd. (c)	1,372	33,470
SK D&D Co., Ltd. (c)	4,069	161,629
SK Discovery Co., Ltd. (c)	3,574	216,157
SK Networks Co., Ltd. (c)	63,223	282,563
SK Rent A Car Co., Ltd. (c)	2,836	23,627
SK Securities Co., Ltd. (a)(c)	279,225	206,148
SL Corp. (c)	3,876	57,981
SM Entertainment Co., Ltd. (c)	8,399	230,020
S-MAC Co., Ltd. (c)	176,751	292,063
Solid, Inc. (c)	13,387	138,023
Solus Advanced Materials Co, Ltd. (c)	6,934	316,284
Songwon Industrial Co., Ltd. (c)	13,845	203,284
Soulbrain Co., Ltd. (c)	3,088	774,061
Soulbrain Holdings Co., Ltd. (c)	3,849	159,799
SPC Samlip Co., Ltd. (c)	1,600	106,048
Ssangyong Motor Co. (a)(c)	28,147	71,773
ST Pharm Co., Ltd. (c)	7,447	711,588
STCUBE (c)	11,930	112,019
Suheung Co., Ltd. (c)	1,458	68,451
SundayToz Corp. (c)	1,014	19,882
Sungshin Cement Co., Ltd. (c)	13,552	91,320
Synopex, Inc. (c)	29,172	113,192
Taekwang Industrial Co., Ltd. (c)	333	245,543
Taeyoung Engineering & Construction Co., Ltd. (c)	20,936	227,419
Taihan Fiberoptics Co., Ltd. (c)	22,041	78,522
TechWing, Inc.	16,668	362,881
Tego Science, Inc. (c)	533	14,916
Telcon RF Pharmaceutical, Inc. (c)	37,021	206,524
Tesna, Inc. (c)	2,403	124,320
Theragen Etex Co., Ltd. (c)	17,084	162,772
Toptec Co., Ltd. (c)	9,010	102,019
Tovis Co., Ltd. (c)	7,242	51,267
TY Holdings Co., Ltd. (c)	20,187	514,756
UBCare Co., Ltd. (c)	12,189	107,718
Ubiquoss Holdings, Inc. (c)	3,066	76,488
Union Semiconductor Equipment & Materials Co., Ltd.	45,946	362,476
Unison Co., Ltd. (c)	22,878	103,196
UTI, Inc.	4,211	70,745
Value Added Technology Co., Ltd. (c)	3,558	73,531
VICTEK Co., Ltd. (c)	15,246	95,998

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Vidente Co., Ltd. (c)	10,219	$74,034
Wave Electronics Co., Ltd. (c)	2,266	11,974
Webzen, Inc. (c)	10,337	329,246
Wellbiotec Co., Ltd. (c)	26,734	57,588
Wemade Co., Ltd. (c)	5,316	188,407
Whanin Pharmaceutical Co., Ltd. (c)	8,458	130,027
Wins Co., Ltd. (c)	6,482	112,180
WiSoL Co., Ltd.	6,043	93,457
Wonik Holdings Co., Ltd. (c)	92,259	538,453
WONIK IPS Co., Ltd. (c)	15,111	615,541
Woojeon Co., Ltd. (b)(c)	76	—
Woongjin Thinkbig Co., Ltd.	7,471	18,947
Woori Technology Investment Co., Ltd. (c)	68,184	305,676
Woory Industrial Co., Ltd. (c)	8,100	177,465
YG Entertainment, Inc. (c)	3,670	151,016
Young Poong Corp. (c)	540	267,440
Youngone Corp. (c)	9,390	274,015
Yuanta Securities Korea Co., Ltd. (a)(c)	68,094	191,501
Yungjin Pharmaceutical Co., Ltd. (c)	48,373	358,022
Yuyang D&U Co., Ltd. (b)(c)	30,821	17,305
Zinus, Inc. (c)	2,934	278,194
		95,401,031
SPAIN — 1.3%
Abengoa SA Class B (c)	11,941,624	90,589
Aedas Homes SA (c)(d)	11,600	299,476
Almirall SA	23,046	307,921
Amper SA (c)	670,487	156,856
Applus Services SA (c)	72,502	800,163
Atresmedia Corp. de Medios de Comunicacion SA (c)	46,781	164,848
Audax Renovables SA (c)	72,740	173,018
Befesa SA (d)	9,774	618,279
Construcciones y Auxiliar de Ferrocarriles SA (c)	10,473	502,959
Deoleo SA (a)(c)	381,198	118,003
Distribuidora Internacional de Alimentacion SA (a)(c)	796,084	111,529
Ence Energia y Celulosa SA (c)	49,526	205,729
Ercros SA	57,634	151,966
Euskaltel SA (d)	42,463	454,612
Faes Farma SA	165,946	708,621
Gestamp Automocion SA (d)	69,520	335,651
Global Dominion Access SA (d)	38,762	178,326
Grupo Ezentis SA (a)(c)	269,617	131,956
Indra Sistemas SA (a)(c)	48,749	416,335
Laboratorios Farmaceuticos Rovi SA	4,777	221,522
Lar Espana Real Estate Socimi SA REIT	22,809	130,330
Let's GOWEX SA (a)(b)(c)	9,561	—
Liberbank SA (c)	1,010,235	311,490
Security Description	Shares	Value
Mediaset Espana Comunicacion SA (c)	65,588	$341,866
Melia Hotels International SA (c)	15,271	106,877
Miquel y Costas & Miquel SA	9,357	168,526
Neinor Homes SA (c)(d)	21,984	293,194
Obrascon Huarte Lain SA (a)(c)	74,792	56,463
Oryzon Genomics SA (a)(c)	22,276	95,395
Pharma Mar SA (a)	5,666	492,217
Prosegur Cash SA (a)(d)	189,062	185,061
Prosegur Cia de Seguridad SA	52,450	156,459
Sacyr SA	197,864	489,035
Talgo SA (c)(d)	34,071	172,378
Tecnicas Reunidas SA (a)(c)	37,042	490,392
Tubacex SA (a)(c)	74,328	124,593
Unicaja Banco SA (c)(d)	574,150	502,288
		10,264,923
SWEDEN — 4.6%
AcadeMedia AB (d)	46,829	484,681
Adapteo Oyj (c)	24,447	283,688
Alimak Group AB (d)	18,246	291,046
Ambea AB (c)(d)	24,042	190,578
Arjo AB Class B	73,322	561,128
Atrium Ljungberg AB Class B	16,621	349,722
Attendo AB (c)(d)	44,199	238,848
Azelio AB (a)	54,121	344,000
Bactiguard Holding AB (a)(c)	5,443	94,776
Beijer Alma AB	9,718	155,014
Betsson AB	46,378	416,199
BHG Group AB (c)	12,366	269,227
Bilia AB Class A (c)	25,345	312,934
BioArctic AB (c)(d)	10,096	117,279
BioGaia AB Class B	5,727	374,476
Biotage AB (c)	33,007	558,654
Bonava AB Class B (c)	54,546	522,709
BoneSupport Holding AB (c)(d)	20,227	191,124
Boozt AB (c)(d)	18,105	411,811
BTS Group AB Class B (a)	5,584	147,546
Bufab AB (c)	20,968	496,335
Bure Equity AB	20,360	727,873
Byggmax Group AB (c)	28,455	177,572
Calliditas Therapeutics AB Class B (c)	13,259	225,381
Camurus AB (c)	6,015	136,522
Cantargia AB (c)	37,117	289,251
Catena AB	5,311	248,977
Cell Impact AB (c)	51,237	227,719
Cellavision AB (c)	17,183	642,332
CELLINK AB Class B (c)	7,989	228,117
Cibus Nordic Real Estate AB	14,434	294,566
Clas Ohlson AB Class B (c)	24,366	232,607
Climeon AB (c)	9,326	48,398
Cloetta AB Class B	99,572	297,290
Coor Service Management Holding AB (c)(d)	39,527	348,461

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Creades AB Class A	1,756	$201,631
CTT Systems AB	8,442	156,452
Diamyd Medical AB (c)	27,268	102,431
Dios Fastigheter AB	34,786	325,303
Duni AB (c)	15,245	200,110
Dustin Group AB (d)	33,359	259,965
Electrolux Professional AB Class B (c)	60,208	341,488
Enlabs AB (c)	36,373	167,857
Enzymatica AB (c)	67,845	154,483
Eolus Vind AB Class B (a)	9,874	284,706
Fagerhult AB (c)	23,807	131,898
Ferronordic AB	4,828	92,532
Fingerprint Cards AB Class B (a)(c)	143,205	303,584
G5 Entertainment AB	3,162	155,856
GARO AB (c)	2,024	156,497
Genovis AB (c)	33,896	130,011
Granges AB (c)	46,036	561,678
Haldex AB (c)	40,018	213,184
Hansa Biopharma AB (c)	19,089	558,778
Hexatronic Group AB (a)(c)	13,276	123,504
HMS Networks AB (c)	3,590	113,655
Hoist Finance AB (a)(c)(d)	66,430	294,919
Humana AB (c)	11,871	85,572
Immunicum AB (c)	92,347	83,210
Immunovia AB (c)	11,400	165,464
Impact Coatings AB (c)	46,495	132,761
Instalco AB	28,876	882,537
Intervacc AB (a)(c)	27,056	173,948
INVISIO Communications AB	9,052	275,554
Inwido AB (c)	28,010	410,981
Kancera AB (a)(c)	321,746	63,937
Karnov Group AB	12,449	90,193
Karo Pharma AB (c)	74,594	476,854
K-fast Holding AB (c)	3,760	122,059
Klovern AB Class B (a)	359,072	679,445
KNOW IT AB (c)	21,231	805,287
Kungsleden AB	95,184	1,044,265
LeoVegas AB (d)	58,509	248,640
Lime Technologies AB	4,093	203,091
Lindab International AB	46,527	965,376
Loomis AB	18,306	504,206
Maha Energy AB (a)(c)	86,563	156,840
Medcap AB (c)	5,235	146,611
Medicover AB Class B (c)	10,405	207,782
Mekonomen AB (c)	13,361	148,211
Minesto AB (a)(c)	36,059	110,207
MIPS AB	9,317	584,259
Modern Times Group MTG AB Class B (c)	31,927	570,309
Munters Group AB (c)(d)	47,383	478,876
Mycronic AB	27,610	825,017
NCC AB Class B	37,697	688,526
New Wave Group AB Class B (c)	85,926	570,221
Security Description	Shares	Value
Nobia AB (c)	47,757	$382,926
Nobina AB (c)(d)	44,166	372,686
Nordic Waterproofing Holding AB (c)	7,383	147,434
Note AB (c)	15,587	113,118
NP3 Fastigheter AB	6,261	92,399
Nyfosa AB (c)	37,941	378,599
Oasmia Pharmaceutical AB (c)	220,141	110,438
Oncopeptides AB (c)(d)	23,837	492,556
Orexo AB (a)(c)	20,745	126,301
Platzer Fastigheter Holding AB Class B	13,757	179,908
PowerCell Sweden AB (c)	8,679	343,671
Pricer AB Class B	49,152	231,918
Ratos AB Class B	59,514	278,854
RaySearch Laboratories AB (a)(c)	12,795	128,845
Recipharm AB Class B (c)	31,329	836,961
Resurs Holding AB (c)(d)	82,485	451,970
Scandi Standard AB (c)	26,229	219,731
Sdiptech AB Class B (c)	8,525	238,750
Sedana Medical AB (c)	4,705	196,506
Sensys Gatso Group AB (c)	932,058	189,985
SkiStar AB (c)	19,533	254,017
Smart Eye AB (c)	9,734	257,201
SolTech Energy Sweden AB (c)	52,169	180,661
SpectraCure AB (c)	23,629	48,222
Storytel AB (c)	14,347	471,679
Svolder AB Class B	6,242	148,515
Tethys Oil AB	29,397	176,112
Tobii AB (c)	35,798	246,716
Troax Group AB	17,096	400,101
Vitec Software Group AB Class B	4,715	195,775
Xvivo Perfusion AB (c)	5,574	213,117
		35,973,274
SWITZERLAND — 1.9%
AC Immune SA (a)(c)	26,414	136,560
APG SGA SA (c)	276	61,635
Arbonia AG (c)	18,279	292,811
Aryzta AG (a)(c)	418,381	322,796
Ascom Holding AG (c)	18,926	280,480
Autoneum Holding AG (c)	1,270	232,176
Basilea Pharmaceutica AG (c)	3,183	191,387
Bell Food Group AG	745	201,010
Bobst Group SA	2,512	151,894
Bossard Holding AG Class A	1,800	363,279
Burckhardt Compression Holding AG	1,229	426,838
Burkhalter Holding AG	1,037	77,545
Coltene Holding AG	2,079	202,267
Comet Holding AG	3,049	683,649
Dufry AG (c)	12,845	807,653
Evolva Holding SA (c)	408,428	93,334
Feintool International Holding AG (c)	1,976	124,960

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Gurit Holding AG	210	$589,174
Huber + Suhner AG	5,624	444,728
Implenia AG	7,397	201,170
Intershop Holding AG	227	157,933
Jungfraubahn Holding AG (c)	648	100,578
Kardex Holding AG	3,563	780,357
Komax Holding AG (c)	1,980	394,902
Kudelski SA	22,423	87,516
Landis+Gyr Group AG	5,121	402,056
LEM Holding SA	247	482,851
Leonteq AG	3,266	129,502
Medacta Group SA (c)(d)	1,264	125,263
Metall Zug AG Class B	107	181,571
Meyer Burger Technology AG (c)	135,852	51,762
Mobilezone Holding AG	16,454	187,631
Mobimo Holding AG	2,723	881,020
Molecular Partners AG (c)	8,641	202,840
ObsEva SA (a)(c)	48,447	100,770
Orior AG	5,157	439,887
Rieter Holding AG (a)	1,314	143,745
Schweiter Technologies AG	488	806,018
Schweizerische Nationalbank (a)	44	232,954
Sensirion Holding AG (c)(d)	3,610	234,010
Swissquote Group Holding SA	4,944	480,445
u-blox Holding AG	3,305	220,034
Valiant Holding AG	5,949	582,147
Valora Holding AG (c)	4,079	802,003
Vetropack Holding AG (c)	5,379	363,286
V-ZUG Holding AG (c)	1,110	110,881
Ypsomed Holding AG	1,649	276,466
Zehnder Group AG	2,305	154,110
		14,997,884
TAIWAN — 0.0% (e)
Medtecs International Corp., Ltd. (a)	180,900	136,874
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC (c)	119,578	250,089
TURKEY — 0.1%
Eldorado Gold Corp. (a)(c)	66,699	883,212
UNITED KINGDOM — 7.9%
4imprint Group PLC (c)	3,721	130,467
888 Holdings PLC	145,763	568,861
A.G. Barr PLC (c)	41,359	293,420
Adriatic Metals PLC ADR (c)	64,858	116,611
Aggreko PLC	80,010	684,654
Anglo Pacific Group PLC	111,094	194,077
AO World PLC (c)	135,997	764,053
Ascential PLC (c)	180,538	947,659
Assura PLC REIT	9,426	9,896
Aston Martin Lagonda Global Holdings PLC (a)(c)(d)	16,313	447,988
Security Description	Shares	Value
Autolus Therapeutics PLC ADR (a)(c)	22,534	$201,454
Avon Rubber PLC	14,816	640,999
Babcock International Group PLC (c)	177,307	678,393
Biffa PLC (c)(d)	125,927	395,052
BMO Commercial Property Trust REIT	462,517	505,790
Bodycote PLC	67,601	688,895
Brewin Dolphin Holdings PLC	146,858	612,280
Cairn Energy PLC (c)	303,698	870,133
Capita PLC (c)	687,566	368,522
Capital & Counties Properties PLC REIT	494,939	981,007
Capital & Regional PLC REIT	3,499	3,358
Card Factory PLC (c)	179,100	104,661
Chemring Group PLC	90,529	353,302
Cineworld Group PLC (a)	490,375	429,674
Civitas Social Housing PLC REIT	231,942	332,271
Clarkson PLC	10,860	400,817
Clipper Logistics PLC	34,393	269,857
CLS Holdings PLC	54,777	168,100
CMC Markets PLC (d)	33,385	178,435
Coats Group PLC (c)	514,054	472,908
Concentric AB	8,527	190,215
ContourGlobal PLC (d)	28,627	84,133
Custodian Reit PLC	69,228	83,086
Daily Mail & General Trust PLC Class A	11,559	117,714
De La Rue PLC (a)(c)	65,838	152,095
Devro PLC	138,110	289,980
Dignity PLC (a)(c)	19,880	172,561
Dixons Carphone PLC (c)	546,851	865,625
Drax Group PLC	186,364	955,313
Elementis PLC (c)	235,064	369,519
Empiric Student Property PLC REIT	324,971	332,720
EnQuest PLC (a)(c)	635,382	98,144
Equiniti Group PLC (c)(d)	177,844	268,387
Essentra PLC (c)	137,275	574,578
Euromoney Institutional Investor PLC	27,116	395,126
FDM Group Holdings PLC	35,213	541,030
Firstgroup PLC (c)	810,729	820,087
FLEX LNG, Ltd.	20,460	179,462
Forterra PLC (c)(d)	181,907	606,725
Foxtons Group PLC (c)	218,637	164,376
Future PLC	43,189	1,026,066
Gamesys Group PLC	36,641	570,985
GAN, Ltd. (a)(c)	5,149	104,422
GCP Student Living PLC REIT	92,515	181,095
Genel Energy PLC	97,368	192,192
GoCo. Group PLC	149,295	263,262
Greggs PLC (c)	34,750	850,277
Gulf Keystone Petroleum, Ltd. (c)	142,546	238,500

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Gym Group PLC (c)(d)	142,342	$422,226
Halfords Group PLC	76,774	280,206
Hammerson PLC REIT	1,489,654	506,016
Helical PLC	36,696	187,353
Hill & Smith Holdings PLC	32,877	633,671
Hollywood Bowl Group PLC	39,582	110,377
Hyve Group PLC	468	724
Ibstock PLC (c)(d)	184,866	522,083
Indivior PLC (c)	276,251	410,852
International Personal Finance PLC (a)(c)	96,639	107,662
Intu Properties PLC REIT (a)(b)(c)	404,524	—
IP Group PLC (c)	158,529	214,317
J D Wetherspoon PLC (c)	71,513	1,090,942
James Fisher & Sons PLC	4,875	63,107
John Laing Group PLC (d)	109,941	498,942
John Menzies PLC (c)	54,451	195,383
John Wood Group PLC (c)	259,662	1,101,039
Johnston Press PLC (b)(c)	358	—
Jupiter Fund Management PLC	257,364	993,493
Just Group PLC (c)	418,413	399,793
Kainos Group PLC	32,685	544,187
Keller Group PLC	49,862	475,749
Lb-shell PLC (b)(c)	571	—
Lookers PLC (b)(c)	124,707	17,899
Luceco PLC (d)	37,229	130,279
Luxfer Holdings PLC	7,881	129,406
LXI REIT PLC	182,306	296,552
Marshalls PLC (c)	90,048	920,106
Marston's PLC (c)	484,188	500,367
McCarthy & Stone PLC (c)(d)	236,484	387,267
Micro Focus International PLC (c)	146,347	848,408
Mitchells & Butlers PLC (c)	172,670	567,655
Mitie Group PLC (c)	329,837	184,857
Morgan Advanced Materials PLC	158,933	675,658
Morgan Sindall Group PLC	20,655	432,550
National Express Group PLC (c)	261,741	849,386
NCC Group PLC	32,248	111,085
Ninety One PLC	86,854	272,118
NuCana PLC ADR (a)(c)	6,750	30,307
On the Beach Group PLC (d)	66,716	339,710
OSB Group PLC (c)	196,265	1,136,452
Oxford Biomedica PLC (c)	29,956	421,768
Oxford Instruments PLC (c)	7,255	197,551
Pagegroup PLC (c)	131,054	801,491
Paragon Banking Group PLC	116,186	775,996
PayPoint PLC	28,794	257,414
Petropavlovsk PLC (c)	863,452	383,596
Pets at Home Group PLC	268,960	1,530,179
Photo-Me International PLC (c)	93,432	62,326
Picton Property Income, Ltd. REIT	155,360	159,489
Playtech PLC (c)	149,756	821,497
Security Description	Shares	Value
Polypipe Group PLC (c)	98,338	$802,506
Premier Foods PLC (c)	212,600	291,195
Premier Oil PLC (a)(c)	2,787	748
Provident Financial PLC (c)	159,274	668,399
PZ Cussons PLC	172,354	541,878
Rathbone Brothers PLC	22,144	466,154
RDI REIT PLC	103,756	134,738
Regional REIT, Ltd. (d)	156,971	177,021
Renewi PLC	257,810	145,723
Sabre Insurance Group PLC (d)	103,665	391,814
Sanne Group PLC	68,945	580,545
Savills PLC (c)	66,017	861,359
Schroder Real Estate Investment Trust, Ltd. (a)	499,657	266,372
Senior PLC (c)	374,374	456,737
SIG PLC (a)(c)	292,563	125,894
Spire Healthcare Group PLC (d)	88,654	188,322
SSP Group PLC	159,272	722,384
St Modwen Properties PLC	107,081	585,497
Standard Life Investment Property Income Trust, Ltd. REIT	151,854	124,546
SThree PLC (c)	18,092	73,698
Supermarket Income Reit PLC	147,051	214,077
Synthomer PLC	86,388	530,924
TalkTalk Telecom Group PLC	351,626	471,042
Telecom Plus PLC	29,449	577,261
Tiziana Life Sciences PLC ADR (c)	37,214	75,172
TORM PLC (a)	30,872	228,362
Triple Point Social Housing REIT PLC (a)(d)	157,918	240,690
Tyman PLC (c)	102,545	491,309
UK Commercial Property REIT, Ltd. (a)	405,519	382,483
Vectura Group PLC (c)	256,886	437,533
Vesuvius PLC	76,440	560,587
Virgin Money UK PLC ADR (c)	463,069	846,866
Vistry Group PLC (c)	94,338	1,211,535
WH Smith PLC	45,055	929,977
William Hill PLC (c)	425,670	1,571,629
Workspace Group PLC REIT	47,941	503,948
		62,379,685
UNITED STATES — 1.0%
Access Bio, Inc. ADR (c)	8,489	172,312
Adaptimmune Therapeutics PLC ADR (a)(c)	60,034	323,583
Argonaut Gold, Inc. (a)(c)	112,077	241,045
Arko Corp. (c)	17,066	146,225
Avadel Pharmaceuticals PLC ADR (a)(c)	17,278	115,417
Charlottes Web Holdings, Inc. (a)(c)	42,431	139,549
Constellium SE (c)	62,485	874,165

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
DHT Holdings, Inc.	54,396	$284,491
Diversified Gas & Oil PLC	265,533	410,156
Energy Fuels, Inc. (a)(c)	31,025	131,503
Ferroglobe Representation & Warranty Insurance Trust (b)(c)	19,857	—
IMAX Corp. (a)(c)	31,662	570,549
Inmode, Ltd. (c)	4,648	220,687
MeiraGTx Holdings PLC (a)(c)	6,100	92,354
Myovant Sciences, Ltd. (a)(c)	13,350	368,727
New Pride Corp. (b)(c)	8,992	2,968
Nitro Software, Ltd. (a)(c)	82,903	204,711
Nordic American Tankers, Ltd.	85,228	251,423
Ormat Technologies, Inc.	1	71
Oxford Immunotec Global PLC (c)	16,373	285,954
Pluristem Therapeutics, Inc. (a)(c)	11,410	80,669
REC Silicon ASA (a)(c)	265,769	499,755
Reliance Worldwide Corp., Ltd.	265,090	828,455
Sims, Ltd. (a)	83,312	864,670
Stratasys, Ltd. (c)	27,884	577,757
TI Fluid Systems PLC (c)(d)	79,513	266,509
Viemed Healthcare, Inc. (c)	10,008	78,163
		8,031,868
TOTAL COMMON STOCKS (Cost $726,548,074)		781,875,164

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
MACA LTD (expiring 1/8/21) (c)	33,846	5,093
CANADA — 0.0% (e)
Pan American Silver Corp. (CVR) (expiring 2/22/29) (c)	180,773	149,009
SINGAPORE — 0.0% (e)
ARA Logos Logistics Trust (expiring 1/15/21) (c)	2,676	96
SOUTH KOREA — 0.0% (e)
CS Wind Corp.(expiring 1/29/21) (c)	1,419	70,538
SPAIN — 0.0% (e)
Faes Farma SA (expiring 1/25/21) (c)	165,946	33,744
TOTAL RIGHTS (Cost $90,435)		258,480
WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
CGG SA (expiring 02/21/22) (c)	533	39
CGG SA (expiring 2/21/23) (c)	1,729	39
Technicolor SA (expiring 9/22/24) (a) (c)	4,594	1,456
		1,534
Security Description	Shares	Value
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 04/16/23) (a) (c)	389,064	$—
TOTAL WARRANTS (Cost $0)		1,534
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g) (h)	419,878	419,962
State Street Navigator Securities Lending Portfolio II (i) (j)	55,234,250	55,234,250
TOTAL SHORT-TERM INVESTMENTS (Cost $55,654,212)		55,654,212
TOTAL INVESTMENTS — 106.4% (Cost $782,292,721)		837,789,390
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(50,201,499)
NET ASSETS — 100.0%		$787,587,891
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $965,062, representing less than 0.05% of the Fund's net assets.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$780,520,946	$389,156	$965,062	$781,875,164
Rights	149,009	109,471	—	258,480
Warrants	1,534	—	—	1,534
Short-Term Investments	55,654,212	—	—	55,654,212
TOTAL INVESTMENTS	$836,325,701	$498,627	$965,062	$837,789,390
Sector Breakdown as of December 31, 2020

% of Net Assets
Industrials	20.0%
Consumer Discretionary	14.0
Information Technology	12.7
Materials	11.2
Health Care	9.8
Real Estate	9.2
Financials	9.0
Consumer Staples	5.1
Communication Services	4.2
Energy	2.7
Utilities	1.4
Short-Term Investments	7.1
Liabilities in Excess of Other Assets	(6.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,968,910	$2,969,504	$6,891,970	$9,441,512	$—	$—	419,878	$419,962	$780
State Street Navigator Securities Lending Portfolio II	56,614,313	56,614,313	35,485,700	36,865,763	—	—	55,234,250	55,234,250	362,527
Total		$59,583,817	$42,377,670	$46,307,275	$—	$—		$55,654,212	$363,307
See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 11.9%
BWP Trust REIT	841,811	$2,871,160
Charter Hall Long Wale REIT	892,028	3,200,751
Charter Hall Retail REIT	886,023	2,509,178
Dexus REIT	1,888,600	13,698,982
Goodman Group REIT	2,914,166	42,523,234
GPT Group REIT	3,378,364	11,731,118
National Storage REIT	1,629,694	2,401,928
Scentre Group REIT	8,999,327	19,305,244
Shopping Centres Australasia Property Group REIT	1,866,459	3,629,439
Vicinity Centres REIT (a)	6,713,002	8,314,043
		110,185,077
AUSTRIA — 0.5%
CA Immobilien Anlagen AG	123,545	4,738,975
BELGIUM — 2.4%
Aedifica SA REIT	57,261	6,887,064
Cofinimmo SA REIT	46,960	6,998,373
Warehouses De Pauw CVA REIT	227,353	7,861,303
		21,746,740
BRAZIL — 0.7%
BR Malls Participacoes SA (b)	1,347,297	2,567,910
BR Properties SA	341,400	650,699
Iguatemi Empresa de Shopping Centers SA	147,400	1,054,235
Multiplan Empreendimentos Imobiliarios SA	480,140	2,175,060
		6,447,904
CANADA — 3.1%
Allied Properties Real Estate Investment Trust	108,093	3,209,700
Artis Real Estate Investment Trust	113,183	947,041
Boardwalk Real Estate Investment Trust	38,875	1,029,547
Canadian Apartment Properties REIT	145,624	5,714,085
Cominar Real Estate Investment Trust	152,356	969,864
Dream Industrial Real Estate Investment Trust	129,723	1,338,978
Dream Office Real Estate Investment Trust	43,713	679,370
First Capital Real Estate Investment Trust	186,309	1,981,544
Granite Real Estate Investment Trust	52,503	3,210,348
H&R Real Estate Investment Trust	242,339	2,528,011
InterRent Real Estate Investment Trust	116,764	1,254,709
RioCan Real Estate Investment Trust	269,567	3,544,150
Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	122,149	$2,212,872
		28,620,219
FINLAND — 0.6%
Kojamo Oyj	235,993	5,226,361
FRANCE — 5.3%
Covivio REIT	83,611	7,708,473
Gecina SA REIT	94,078	14,538,283
Klepierre SA REIT	353,864	7,962,323
Unibail-Rodamco-Westfield (a)(c)	990,952	3,899,808
Unibail-Rodamco-Westfield REIT (a)(c)	190,548	15,056,504
		49,165,391
GERMANY — 8.7%
alstria office REIT-AG	308,620	5,588,657
Aroundtown SA	2,078,921	15,567,221
Deutsche EuroShop AG (b)	86,763	1,958,631
Deutsche Wohnen SE	623,781	33,345,396
Grand City Properties SA	182,053	4,668,859
LEG Immobilien AG	125,005	19,433,809
		80,562,573
HONG KONG — 7.1%
Hang Lung Properties, Ltd.	3,199,755	8,439,032
Hysan Development Co., Ltd.	1,047,846	3,844,699
Link REIT	3,600,867	32,786,449
Swire Properties, Ltd. (a)	1,828,000	5,316,250
Wharf Real Estate Investment Co., Ltd. (a)	3,001,000	15,616,803
		66,003,233
JAPAN — 28.6%
Activia Properties, Inc. REIT	1,205	5,082,837
Advance Residence Investment Corp. REIT	2,403	7,203,530
Aeon Mall Co., Ltd.	173,540	2,860,817
AEON REIT Investment Corp.	2,637	3,371,437
Comforia Residential REIT, Inc.	1,064	3,063,850
Daiwa House REIT Investment Corp.	3,467	8,569,697
Daiwa Office Investment Corp. REIT	531	3,373,878
Daiwa Securities Living Investments Corp. REIT	3,564	3,303,548
Frontier Real Estate Investment Corp. REIT	833	3,219,207
Fukuoka REIT Corp.	1,255	1,859,800
Global One Real Estate Investment Corp. REIT	1,658	1,681,366
GLP J-REIT	7,507	11,822,734
Hoshino Resorts REIT, Inc.	384	1,870,812
Hulic Co., Ltd. (a)	865,090	9,493,409
Hulic Reit, Inc.	2,024	3,017,033
Ichigo Office REIT Investment Corp.	2,635	1,898,823

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Industrial & Infrastructure Fund Investment Corp. REIT	3,593	$6,629,537
Invesco Office J-Reit, Inc.	15,321	2,242,242
Invincible Investment Corp. REIT	10,601	3,403,779
Japan Excellent, Inc. REIT (a)	2,215	2,743,944
Japan Hotel REIT Investment Corp.	7,750	3,978,401
Japan Logistics Fund, Inc. REIT	1,569	4,627,444
Japan Prime Realty Investment Corp. REIT (a)	1,663	5,508,703
Japan Real Estate Investment Corp. REIT	2,402	13,865,969
Japan Retail Fund Investment Corp. REIT	4,515	8,203,923
Kenedix Office Investment Corp. REIT	745	5,051,092
Kenedix Residential Next Investment Corp. REIT	1,642	3,013,792
Kenedix Retail REIT Corp.	933	2,272,744
LaSalle Logiport REIT	2,845	4,585,287
Leopalace21 Corp. (a)(b)	279,500	330,273
MCUBS MidCity Investment Corp. REIT	3,104	2,823,048
Mirai Corp. REIT	2,869	1,068,459
Mitsubishi Estate Logistics REIT Investment Corp.	605	2,519,735
Mitsui Fudosan Co., Ltd.	1,673,300	34,982,983
Mitsui Fudosan Logistics Park, Inc. REIT	875	4,432,418
Mori Hills REIT Investment Corp.	2,829	3,899,140
Mori Trust Sogo Reit, Inc.	1,661	2,139,697
Nippon Accommodations Fund, Inc. REIT	842	4,730,108
Nippon Building Fund, Inc. REIT (a)	2,866	16,600,010
Nippon Prologis REIT, Inc.	4,277	13,339,087
NIPPON REIT Investment Corp. (a)	780	2,799,070
Nomura Real Estate Master Fund, Inc. REIT	8,178	11,691,344
Orix JREIT, Inc.	4,789	7,908,611
Premier Investment Corp. REIT	2,283	2,819,337
Sekisui House Reit, Inc.	7,436	5,401,714
Tokyu REIT, Inc.	1,601	2,536,913
United Urban Investment Corp. REIT	5,411	6,687,429
		264,529,011
MALTA — 0.0% (d)
BGP Holdings PLC (e)	32,410,441	—
MEXICO — 0.6%
Fibra Uno Administracion SA de CV REIT	5,107,750	5,767,703
Security Description	Shares	Value
NETHERLANDS — 0.2%
Eurocommercial Properties NV REIT (b)	61,539	$1,158,053
Wereldhave NV REIT	68,488	901,672
		2,059,725
NORWAY — 0.7%
Entra ASA (a)(f)	289,868	6,574,713
ROMANIA — 0.5%
NEPI Rockcastle PLC	717,114	4,564,729
SAUDI ARABIA — 0.1%
Arabian Centres Co., Ltd.	178,301	1,190,543
SINGAPORE — 8.6%
Ascendas Real Estate Investment Trust	5,492,489	12,384,230
CapitaLand Integrated Commercial Trust REIT	7,850,023	12,829,455
CapitaLand, Ltd.	4,323,403	10,729,589
ESR-REIT	82,236	24,578
Frasers Centrepoint Trust REIT	2,318,238	4,314,959
Frasers Logistics & Commercial Trust REIT	4,615,600	4,924,145
Keppel DC REIT	2,208,300	4,695,133
Keppel REIT	2,954,053	2,503,340
Mapletree Commercial Trust REIT	3,787,671	6,104,293
Mapletree Industrial Trust REIT	2,893,700	6,327,540
Mapletree Logistics Trust REIT	4,877,879	7,418,406
Mapletree North Asia Commercial Trust REIT	3,526,700	2,588,355
Suntec Real Estate Investment Trust	3,729,076	4,204,081
		79,048,104
SOUTH AFRICA — 0.9%
Growthpoint Properties, Ltd. REIT	5,839,400	4,997,107
Hyprop Investments, Ltd. REIT (a)(b)	442,168	888,626
Redefine Properties, Ltd. REIT	9,441,053	2,140,325
		8,026,058
SPAIN — 1.1%
Inmobiliaria Colonial Socimi SA REIT	441,185	4,331,990
Merlin Properties Socimi SA REIT	578,990	5,511,532
		9,843,522
SWEDEN — 4.0%
Castellum AB	417,025	10,597,576
Fabege AB	470,659	7,413,013
Hufvudstaden AB Class A	204,608	3,393,296
Klovern AB Class B (a)	1,148,494	2,173,210
Kungsleden AB	311,423	3,416,626
Samhallsbyggnadsbolaget i Norden AB (a)	1,396,355	4,872,973

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Wihlborgs Fastigheter AB	232,189	$5,241,714
		37,108,408
SWITZERLAND — 2.5%
PSP Swiss Property AG	73,201	9,796,570
Swiss Prime Site AG	131,751	12,952,273
		22,748,843
THAILAND — 0.4%
Central Pattana PCL NVDR	2,322,159	3,701,038
UNITED KINGDOM — 11.0%
British Land Co. PLC REIT	1,626,885	10,874,721
Capital & Counties Properties PLC REIT	1,472,980	2,919,559
Derwent London PLC REIT	194,224	8,219,706
Grainger PLC	1,172,161	4,544,080
Great Portland Estates PLC REIT	441,258	4,029,225
Hammerson PLC REIT	6,587,912	2,237,828
Land Securities Group PLC REIT	1,302,935	12,000,689
LondonMetric Property PLC REIT	1,556,965	4,873,789
Primary Health Properties PLC REIT	2,282,109	4,766,638
Segro PLC REIT	2,065,759	26,758,214
Shaftesbury PLC REIT (a)	527,163	4,100,243
Tritax Big Box REIT PLC	2,962,363	6,798,943
UNITE Group PLC REIT (b)	690,650	9,865,673
		101,989,308
TOTAL COMMON STOCKS (Cost $951,179,731)		919,848,178

SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g) (h)	34,270	34,277
State Street Navigator Securities Lending Portfolio II (i) (j)	16,130,994	16,130,994
TOTAL SHORT-TERM INVESTMENTS (Cost $16,165,271)		16,165,271
TOTAL INVESTMENTS — 101.3% (Cost $967,345,002)		936,013,449
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(11,830,914)
NET ASSETS — 100.0%		$924,182,535

(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$919,848,178	$—	$0(a)	$919,848,178
Short-Term Investments	16,165,271	—	—	16,165,271
TOTAL INVESTMENTS	$936,013,449	$—	$0	$936,013,449
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2020.
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	193,817	$193,856	$8,694,391	$8,853,970	$—	$—	34,270	$34,277	$63
State Street Navigator Securities Lending Portfolio II	17,247,878	17,247,878	60,454,781	61,571,665	—	—	16,130,994	16,130,994	173,106
Total		$17,441,734	$69,149,172	$70,425,635	$—	$—		$16,165,271	$173,169
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 11.1%
Atlas Arteria, Ltd. Stapled Security	1,461,249	$7,329,225
Qube Holdings, Ltd.	2,896,635	6,571,456
Sydney Airport Stapled Security (a)	2,014,822	9,965,869
Transurban Group Stapled Security	1,600,053	16,865,745
		40,732,295
BRAZIL — 0.5%
Centrais Eletricas Brasileiras SA ADR	52,530	367,184
Cia de Saneamento Basico do Estado de Sao Paulo ADR	49,747	427,327
Ultrapar Participacoes SA ADR (b)	240,945	1,091,481
		1,885,992
CANADA — 10.0%
Enbridge, Inc. (c)	509,069	16,267,032
Enbridge, Inc. (b)(c)	19,762	632,186
Gibson Energy, Inc. (b)	45,109	727,976
Inter Pipeline, Ltd. (b)	132,517	1,234,676
Keyera Corp. (b)	68,216	1,211,182
Pembina Pipeline Corp. (b)	169,719	4,009,845
TC Energy Corp. (b)	291,050	11,822,478
Westshore Terminals Investment Corp. (b)	62,284	762,172
		36,667,547
CHILE — 0.2%
Enel Americas SA ADR (b)	82,018	674,188
CHINA — 5.6%
Beijing Capital International Airport Co., Ltd. Class H	2,862,000	2,388,122
Beijing Enterprises Water Group, Ltd. (a)	736,000	296,152
CGN Power Co., Ltd. Class H (d)	1,482,000	319,189
China Gas Holdings, Ltd.	296,800	1,178,955
China Merchants Port Holdings Co., Ltd.	2,035,431	2,491,180
China Resources Gas Group, Ltd.	132,000	702,232
China Resources Power Holdings Co., Ltd.	258,000	277,836
COSCO SHIPPING Ports, Ltd.	2,617,925	1,819,821
Guangdong Investment, Ltd.	426,000	766,969
Hainan Meilan International Airport Co., Ltd. Class H (a)	208,000	1,102,523
Jiangsu Expressway Co., Ltd. Class H	1,870,000	2,090,948
Kunlun Energy Co., Ltd.	580,000	501,170
Shenzhen Expressway Co., Ltd. Class H	1,054,000	992,307
Security Description	Shares	Value
Shenzhen International Holdings, Ltd.	1,703,205	$2,750,134
Yuexiu Transport Infrastructure, Ltd.	1,426,000	971,038
Zhejiang Expressway Co., Ltd. Class H	2,176,000	1,838,158
		20,486,734
DENMARK — 1.4%
Orsted A/S (d)	26,157	5,346,631
FRANCE — 5.8%
Aeroports de Paris (a)	40,710	5,284,917
Engie SA (a)	258,883	3,965,788
Gaztransport Et Technigaz SA	6,741	653,238
Getlink SE (a)	662,043	11,486,405
		21,390,348
GERMANY — 3.2%
E.ON SE	326,939	3,625,837
Fraport AG Frankfurt Airport Services Worldwide (a)	56,283	3,399,179
Hamburger Hafen und Logistik AG	29,884	674,251
RWE AG	98,472	4,165,181
		11,864,448
HONG KONG — 0.4%
Hutchison Port Holdings Trust Stapled Security	7,698,100	1,524,224
ITALY — 7.9%
ASTM SpA (a)	94,204	2,374,424
Atlantia SpA (a)	766,868	13,807,103
Enav SpA (d)	387,960	1,707,929
Enel SpA	1,124,072	11,382,465
		29,271,921
MEXICO — 4.1%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (a)(b)	65,516	3,385,867
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)(b)	60,470	6,729,706
Grupo Aeroportuario del Sureste SAB de CV ADR (a)	30,454	5,022,778
		15,138,351
NETHERLANDS — 0.3%
Koninklijke Vopak NV	20,520	1,079,360
NEW ZEALAND — 2.7%
Auckland International Airport, Ltd. (a)	1,839,847	10,041,148
SPAIN — 8.6%
Aena SME SA (a)(d)	111,993	19,485,528
Iberdrola SA	841,485	12,046,307
		31,531,835
SWITZERLAND — 1.4%
Flughafen Zurich AG (a)	28,999	5,121,041

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 3.3%
National Grid PLC	546,508	$6,461,972
Signature Aviation PLC (a)	1,108,607	5,864,635
		12,326,607
UNITED STATES — 33.1%
American Electric Power Co., Inc.	72,515	6,038,324
American Water Works Co., Inc.	26,422	4,054,984
Cheniere Energy, Inc. (a)	71,135	4,270,234
Consolidated Edison, Inc.	48,733	3,521,934
Dominion Energy, Inc.	122,736	9,229,747
Duke Energy Corp.	107,459	9,838,946
Equitrans Midstream Corp.	125,483	1,008,883
Eversource Energy	50,079	4,332,334
Exelon Corp.	142,388	6,011,621
Kinder Morgan, Inc.	602,798	8,240,249
Macquarie Infrastructure Corp.	111,397	4,182,957
NextEra Energy, Inc.	230,116	17,753,450
ONEOK, Inc.	137,591	5,280,743
Public Service Enterprise Group, Inc.	73,655	4,294,087
Sempra Energy	42,229	5,380,397
Southern Co.	154,304	9,478,895
Targa Resources Corp.	71,984	1,898,938
WEC Energy Group, Inc.	45,940	4,227,858
Williams Cos., Inc.	375,843	7,535,652
Xcel Energy, Inc.	76,796	5,119,989
		121,700,222
TOTAL COMMON STOCKS (Cost $361,098,510)		366,782,892

SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	818,502	818,666
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	21,541,027	$21,541,027
TOTAL SHORT-TERM INVESTMENTS (Cost $22,359,693)		22,359,693
TOTAL INVESTMENTS — 105.7% (Cost $383,458,203)		389,142,585
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(21,042,285)
NET ASSETS — 100.0%		$368,100,300
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.3% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$366,782,892	$—	$—	$366,782,892
Short-Term Investments	22,359,693	—	—	22,359,693
TOTAL INVESTMENTS	$389,142,585	$—	$—	$389,142,585
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Sector Breakdown as of December 31, 2020

% of Net Assets
Industrials	42.9%
Utilities	38.5
Energy	18.2
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(5.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	934,648	$934,835	$15,619,162	$15,735,331	$(71)	$71	818,502	$818,666	$207
State Street Navigator Securities Lending Portfolio II	8,696,630	8,696,630	36,456,638	23,612,241	—	—	21,541,027	21,541,027	10,399
Total		$9,631,465	$52,075,800	$39,347,572	$(71)	$71		$22,359,693	$10,606
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 11.9%
BHP Group, Ltd.	1,936,563	$63,405,237
Fortescue Metals Group, Ltd.	1,094,023	19,779,678
Glencore PLC (a)	7,196,514	22,920,839
Newcrest Mining, Ltd.	538,171	10,705,912
Rio Tinto, Ltd.	244,220	21,451,538
South32, Ltd.	3,175,108	6,051,679
Woodside Petroleum, Ltd.	435,728	7,645,861
		151,960,744
BRAZIL — 5.2%
Petroleo Brasileiro SA ADR	493,261	5,539,321
Vale SA ADR	2,079,707	34,855,890
Wheaton Precious Metals Corp.	295,066	12,312,173
Yara International ASA	314,528	13,077,858
		65,785,242
CANADA — 11.1%
Agnico Eagle Mines, Ltd.	159,180	11,193,827
Barrick Gold Corp. (b)	472,093	10,746,230
Barrick Gold Corp. (b)	697,363	15,885,929
Canadian Natural Resources, Ltd.	538,512	12,930,206
Franco-Nevada Corp.	125,678	15,744,277
Kinross Gold Corp.	824,287	6,043,046
Kirkland Lake Gold, Ltd.	183,014	7,556,151
Nutrien, Ltd. (b)(c)	131,146	6,304,067
Nutrien, Ltd. (b)	910,433	43,846,453
Suncor Energy, Inc.	695,550	11,656,195
		141,906,381
CHILE — 1.2%
Antofagasta PLC	225,933	4,448,826
Sociedad Quimica y Minera de Chile SA ADR (c)	220,691	10,833,721
		15,282,547
CHINA — 1.7%
CNOOC, Ltd.	4,231,000	3,917,871
Wilmar International, Ltd.	5,215,619	18,350,265
		22,268,136
COLOMBIA — 0.1%
Ecopetrol SA ADR (c)	65,584	846,689
FINLAND — 5.6%
Neste Oyj	196,376	14,214,718
Stora Enso Oyj Class R	1,120,068	21,440,833
UPM-Kymmene Oyj	972,844	36,269,148
		71,924,699
FRANCE — 3.9%
TOTAL SE	1,147,542	49,563,844
HONG KONG — 0.3%
Nine Dragons Paper Holdings, Ltd.	3,081,000	4,370,861
Security Description	Shares	Value
INDIA — 1.8%
Reliance Industries, Ltd. GDR (d)	429,940	$23,517,718
IRELAND — 1.6%
Smurfit Kappa Group PLC	432,264	20,119,226
ISRAEL — 0.5%
ICL Group, Ltd.	1,254,318	6,391,131
ITALY — 1.0%
Eni SpA	1,160,122	12,133,605
JAPAN — 2.1%
Nippon Steel Corp. (a)	623,600	8,021,123
Oji Holdings Corp.	1,859,900	10,574,471
Sumitomo Metal Mining Co., Ltd.	180,000	7,983,147
		26,578,741
LUXEMBOURG — 0.8%
ArcelorMittal SA (a)	455,691	10,526,746
MEXICO — 0.2%
Fresnillo PLC	122,834	1,896,519
NETHERLANDS — 2.6%
Royal Dutch Shell PLC Class A	1,865,244	33,089,930
NORWAY — 0.7%
Equinor ASA	490,761	8,308,365
PERU — 0.3%
Southern Copper Corp.	51,210	3,334,795
RUSSIA — 3.5%
Gazprom PJSC ADR (b)	1,605,892	8,983,360
LUKOIL PJSC ADR	95,539	6,515,760
MMC Norilsk Nickel PJSC ADR	365,101	11,391,151
Novatek PJSC GDR	25,748	4,207,223
Polymetal International PLC	166,949	3,844,211
Polyus PJSC GDR	37,029	3,732,523
Rosneft Oil Co. PJSC GDR	589,751	3,326,196
Tatneft PJSC ADR (b)	69,621	2,840,537
Tatneft PJSC ADR (b)(c)	941	38,111
		44,879,072
SOUTH AFRICA — 2.7%
Anglo American PLC	896,517	29,712,086
Gold Fields, Ltd. ADR	532,707	4,938,194
		34,650,280
SOUTH KOREA — 1.3%
Korea Zinc Co., Ltd. (a)	8,236	3,044,052
POSCO ADR	211,512	13,179,313
		16,223,365
SPAIN — 0.5%
Repsol SA (c)	658,209	6,644,150
SWEDEN — 1.5%
Svenska Cellulosa AB SCA Class B (a)	1,096,470	19,132,200

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 1.0%
SIG Combibloc Group AG	528,020	$12,269,394
TANZANIA, UNITED REPUBLIC OF — 0.4%
AngloGold Ashanti, Ltd. ADR (c)	251,235	5,682,936
UNITED KINGDOM — 5.6%
Amcor PLC	424,813	5,028,560
BP PLC	9,201,488	32,048,662
DS Smith PLC (a)	2,506,767	12,836,132
Mondi PLC	888,116	20,874,895
		70,788,249
UNITED STATES — 30.5%
Amcor PLC	731,572	8,610,602
Archer-Daniels-Midland Co.	406,471	20,490,203
Avery Dennison Corp.	61,208	9,493,973
Bunge, Ltd.	102,507	6,722,409
CF Industries Holdings, Inc.	155,798	6,030,941
Chevron Corp.	552,429	46,652,629
ConocoPhillips	308,223	12,325,838
Corteva, Inc.	547,557	21,201,407
EOG Resources, Inc.	167,522	8,354,322
Exxon Mobil Corp.	1,213,199	50,008,063
FMC Corp.	95,039	10,922,832
Freeport-McMoRan, Inc.	955,336	24,857,843
Halliburton Co.	250,783	4,739,799
Ingredion, Inc.	48,763	3,836,185
International Paper Co.	288,086	14,323,636
Marathon Petroleum Corp.	187,280	7,745,901
Mosaic Co.	251,250	5,781,263
Newmont Corp. (b)	258,489	15,480,906
Newmont Corp. (b)(c)	269,680	16,125,763
Nucor Corp.	199,096	10,589,916
Occidental Petroleum Corp.	238,917	4,135,653
Packaging Corp. of America	69,565	9,593,709
Phillips 66	125,575	8,782,715
Pioneer Natural Resources Co.	46,886	5,339,847
Rayonier, Inc. REIT	99,377	2,919,696
Schlumberger NV	399,292	8,716,544
Scotts Miracle-Gro Co.	29,704	5,915,255
Sealed Air Corp.	113,345	5,190,068
Valero Energy Corp.	116,458	6,588,029
Westrock Co.	190,504	8,292,639
Weyerhaeuser Co. REIT	545,965	18,306,206
		388,074,792
TOTAL COMMON STOCKS (Cost $1,249,604,475)		1,268,150,357

Security Description	Shares	Value
RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Repsol SA (expiring 1/26/21) (a) (c) (Cost: $237,405)	676,423	$232,318
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f) (g)	1,553,373	1,553,683
State Street Navigator Securities Lending Portfolio II (h) (i)	8,346,921	8,346,921
TOTAL SHORT-TERM INVESTMENTS (Cost $9,900,604)		9,900,604
TOTAL INVESTMENTS — 100.4% (Cost $1,259,742,484)		1,278,283,279
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(4,931,702)
NET ASSETS — 100.0%		$1,273,351,577
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,268,150,357	$—	$—	$1,268,150,357
Rights	232,318	—	—	232,318
Short-Term Investments	9,900,604	—	—	9,900,604
TOTAL INVESTMENTS	$1,278,283,279	$—	$—	$1,278,283,279
Industry Breakdown as of December 31, 2020

% of Net Assets
Metals & Mining	34.3%
Oil, Gas & Consumable Fuels	31.3
Chemicals	10.2
Containers & Packaging	8.3
Paper & Forest Products	7.3
Food Products	3.9
Equity Real Estate Investment Trusts (REITs)	1.7
Household Products	1.5
Energy Equipment & Services	1.1
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,919	$6,921	$30,339,222	$28,792,460	$—	$—	1,553,373	$1,553,683	$915
State Street Navigator Securities Lending Portfolio II	52,456,729	52,456,729	112,677,509	156,787,317	—	—	8,346,921	8,346,921	76,525
Total		$52,463,650	$143,016,731	$185,579,777	$—	$—		$9,900,604	$77,440
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BRAZIL — 3.0%
Wheaton Precious Metals Corp.	318,884	$13,306,023
CANADA — 34.8%
Agnico Eagle Mines, Ltd.	174,955	12,303,154
B2Gold Corp.	762,581	4,267,820
Barrick Gold Corp.	856,141	19,488,296
Cameco Corp. (a)	257,988	3,452,665
Canadian Natural Resources, Ltd.	745,055	17,889,507
Cenovus Energy, Inc.	659,024	4,008,977
Franco-Nevada Corp.	135,180	16,934,637
Husky Energy, Inc. (a)	211,771	1,047,219
Imperial Oil, Ltd. (a)	172,175	3,265,108
Kinross Gold Corp.	957,483	7,019,538
Kirkland Lake Gold, Ltd.	197,731	8,163,776
Nutrien, Ltd. (a)	465,355	22,369,184
Pan American Silver Corp.	155,997	5,375,407
Suncor Energy, Inc.	958,827	16,068,255
Teck Resources, Ltd. Class B	337,213	6,114,302
Yamana Gold, Inc.	761,587	4,345,948
		152,113,793
CHILE — 0.9%
Lundin Mining Corp.	435,617	3,863,793
UNITED STATES — 59.3%
Archer-Daniels-Midland Co.	452,351	22,803,014
Chevron Corp.	498,966	42,137,679
Concho Resources, Inc.	122,557	7,151,201
ConocoPhillips	488,850	19,549,112
Corteva, Inc.	606,856	23,497,464
EOG Resources, Inc.	366,183	18,261,546
Exxon Mobil Corp.	994,909	41,010,149
FMC Corp.	164,196	18,871,046
Freeport-McMoRan, Inc.	791,285	20,589,236
Hess Corp.	185,687	9,802,417
Newmont Corp. (b)	392,661	23,516,467
Security Description	Shares	Value
Pioneer Natural Resources Co.	106,096	$12,083,273
		259,272,604
ZAMBIA — 1.7%
First Quantum Minerals, Ltd.	420,368	7,539,567
TOTAL COMMON STOCKS (Cost $450,867,678)		436,095,780

SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	345,878	345,947
State Street Navigator Securities Lending Portfolio II (e) (f)	19,666,472	19,666,472
TOTAL SHORT-TERM INVESTMENTS (Cost $20,012,419)		20,012,419
TOTAL INVESTMENTS — 104.3% (Cost $470,880,097)		456,108,199
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(19,012,071)
NET ASSETS — 100.0%		$437,096,128
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$436,095,780	$—	$—	$436,095,780
Short-Term Investments	20,012,419	—	—	20,012,419
TOTAL INVESTMENTS	$456,108,199	$—	$—	$456,108,199
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Industry Breakdown as of December 31, 2020

% of Net Assets
Oil, Gas & Consumable Fuels	44.8%
Metals & Mining	34.9
Chemicals	14.8
Food Products	5.2
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%
(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	407,139	$407,221	$10,315,115	$10,376,389	$(30)	$30	345,878	$345,947	$310
State Street Navigator Securities Lending Portfolio II	3,558,979	3,558,979	55,870,706	39,763,213	—	—	19,666,472	19,666,472	4,634
Total		$3,966,200	$66,185,821	$50,139,602	$(30)	$30		$20,012,419	$4,944
See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 0.0% (a)
Globant SA (b)	2,722	$592,334
AUSTRALIA — 5.1%
Afterpay, Ltd. (b)	11,380	1,036,203
AMP, Ltd.	221,539	266,683
Aristocrat Leisure, Ltd.	14,964	357,956
Australia & New Zealand Banking Group, Ltd.	180,269	3,157,675
BHP Group PLC	120,504	3,170,915
BHP Group, Ltd.	189,640	6,209,026
Brambles, Ltd.	151,476	1,238,997
Coca-Cola Amatil, Ltd.	124,978	1,246,960
Cochlear, Ltd.	598	87,213
Coles Group, Ltd.	78,595	1,100,152
Commonwealth Bank of Australia	111,741	7,079,932
CSL, Ltd.	27,216	5,947,129
Evolution Mining, Ltd.	58,193	224,074
Fortescue Metals Group, Ltd.	127,016	2,296,419
Glencore PLC (b)	697,476	2,221,455
Goodman Group REIT	69,846	1,019,186
Insurance Australia Group, Ltd.	230,494	835,945
LendLease Corp., Ltd. Stapled Security	80,325	811,975
Macquarie Group, Ltd.	26,660	2,848,837
Medibank Pvt, Ltd.	182,878	424,765
National Australia Bank, Ltd.	179,703	3,133,894
Newcrest Mining, Ltd.	49,289	980,513
Northern Star Resources, Ltd.	33,564	328,667
Origin Energy, Ltd.	186,184	683,864
QBE Insurance Group, Ltd.	73,644	484,738
Rio Tinto PLC	70,737	5,289,156
Rio Tinto, Ltd.	23,995	2,107,647
Santos, Ltd.	151,427	732,641
Scentre Group REIT	176,583	378,804
Sonic Healthcare, Ltd.	64,198	1,592,660
South32, Ltd. (c)	135,287	257,756
South32, Ltd. (c)	241,902	461,059
Suncorp Group, Ltd.	152,185	1,143,803
Sydney Airport Stapled Security (b)	74,315	367,583
Telstra Corp., Ltd.	266,996	613,962
Transurban Group Stapled Security	157,805	1,663,382
Vicinity Centres REIT (d)	386,884	479,155
Wesfarmers, Ltd.	78,595	3,056,651
Westpac Banking Corp.	227,587	3,401,712
WiseTech Global, Ltd.	2,960	70,236
Woodside Petroleum, Ltd.	62,698	1,100,182
Woolworths Group, Ltd.	98,898	2,999,929
		72,909,491
Security Description	Shares	Value
AUSTRIA — 0.2%
Erste Group Bank AG	35,405	$1,080,395
OMV AG	19,578	790,504
Raiffeisen Bank International AG (b)	23,551	480,648
Verbund AG	639	54,612
		2,406,159
BELGIUM — 0.6%
Ageas SA/NV	19,371	1,032,906
Anheuser-Busch InBev SA	44,522	3,105,613
Galapagos NV (b)	861	84,784
KBC Group NV (b)	19,242	1,348,574
Solvay SA	9,132	1,082,485
UCB SA	12,588	1,301,165
Umicore SA	3,666	176,237
		8,131,764
BRAZIL — 1.6%
Ambev SA ADR (d)	390,707	1,195,563
B2W Cia Digital (b)	13,997	203,749
B3 SA - Brasil Bolsa Balcao	136,535	1,629,209
Banco Bradesco SA ADR	402,791	2,118,681
Banco do Brasil SA	56,586	422,690
BB Seguridade Participacoes SA	49,131	280,265
Bradespar SA Preference Shares	12,997	159,416
BRF SA (b)	38,156	161,903
Centrais Eletricas Brasileiras SA	8,878	62,677
Cia Energetica de Minas Gerais ADR (d)	163,965	472,219
Cia Siderurgica Nacional SA ADR	120,696	718,141
Cosan SA	4,464	65,084
Energisa SA	791	7,974
Equatorial Energia SA	15,712	70,057
Gerdau SA ADR	90,320	421,794
Itau Unibanco Holding SA Preference Shares ADR	375,442	2,286,442
Klabin SA	13,092	66,718
Localiza Rent a Car SA	10,572	140,337
Lojas Renner SA	103,536	867,883
Magazine Luiza SA	292,536	1,405,178
Natura & Co. Holding SA (b)	58,445	590,729
Notre Dame Intermedica Participacoes SA	14,251	214,937
Petroleo Brasileiro SA Preference Shares ADR (d)	226,764	2,508,010
Raia Drogasil SA	136,542	658,237
Rumo SA (b)	5,170	19,150
Sul America SA	52,708	450,040
Suzano SA (b)	36,496	411,320
Vale SA ADR	209,353	3,508,756
Via Varejo S/A (b)	61,101	190,095
WEG SA	41,010	597,993

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Wheaton Precious Metals Corp.	26,833	$1,119,656
Yara International ASA	17,005	707,056
		23,731,959
CANADA — 6.3%
Agnico Eagle Mines, Ltd.	11,845	832,962
Algonquin Power & Utilities Corp. (d)	4,656	76,565
Alimentation Couche-Tard, Inc. Class B	39,513	1,345,427
B2Gold Corp.	54,666	305,941
Bank of Montreal	48,472	3,682,198
Bank of Nova Scotia (d)	73,728	3,981,543
Barrick Gold Corp.	110,739	2,520,746
BlackBerry, Ltd. (b)	39,443	261,302
Brookfield Asset Management, Inc. Class A	85,903	3,548,050
CAE, Inc.	32,878	910,210
Cameco Corp. (d)	32,733	438,067
Canadian Apartment Properties REIT	2,182	85,619
Canadian Imperial Bank of Commerce	29,117	2,484,773
Canadian National Railway Co.	51,398	5,645,711
Canadian Natural Resources, Ltd.	78,647	1,888,392
Canadian Pacific Railway, Ltd. (d)	10,771	3,732,904
Canadian Tire Corp., Ltd. Class A (d)	9,540	1,253,005
Canopy Growth Corp. (b)(d)	10,388	255,378
Cenovus Energy, Inc.	73,279	445,771
CGI, Inc. (b)	10,213	809,585
Constellation Software, Inc.	1,169	1,516,690
Dollarama, Inc.	15,994	651,310
Enbridge, Inc.	89,632	2,864,143
Fairfax Financial Holdings, Ltd.	1,075	366,082
FirstService Corp. (d)	1,552	212,237
Franco-Nevada Corp.	11,148	1,396,563
George Weston, Ltd.	4,452	332,258
Gfl Environmental, Inc. (d)	484	14,098
Gildan Activewear, Inc.	24,478	683,808
IGM Financial, Inc. (d)	16,862	456,756
Imperial Oil, Ltd. (d)	37,162	704,736
Intact Financial Corp.	384	45,429
Kinross Gold Corp.	100,189	734,510
Kirkland Lake Gold, Ltd.	12,713	524,885
Loblaw Cos., Ltd.	33,109	1,632,320
Magna International, Inc.	14,370	1,016,390
Manulife Financial Corp.	116,429	2,069,950
National Bank of Canada (d)	35,607	2,002,265
Nutrien, Ltd. (d)	45,715	2,197,478
Onex Corp. (d)	5,787	331,867
Open Text Corp.	16,862	765,540
Security Description	Shares	Value
Pan American Silver Corp.	9,379	$323,185
Parkland Corp. (d)	1,498	47,492
Pembina Pipeline Corp. (d)	2,447	57,814
Restaurant Brands International, Inc.	14,368	877,756
Ritchie Bros Auctioneers, Inc.	192	13,335
Rogers Communications, Inc. Class B	39,442	1,834,641
Royal Bank of Canada	93,134	7,645,907
Shaw Communications, Inc. Class B (d)	43,613	764,768
Shopify, Inc. Class A (b)	6,096	6,877,475
SSR Mining, Inc. (b)	7,468	149,829
Sun Life Financial, Inc.	46,978	2,087,092
Suncor Energy, Inc.	99,162	1,661,781
TC Energy Corp. (d)	50,848	2,065,451
Teck Resources, Ltd. Class B	35,469	643,119
TELUS Corp.	58,423	1,156,078
Thomson Reuters Corp.	22,842	1,867,880
Topicus.com, Inc. (b)	2,249	8,493
Toronto-Dominion Bank	119,186	6,728,302
Yamana Gold, Inc.	48,103	274,497
		90,108,359
CHILE — 0.2%
Embotelladora Andina SA Class B, Preference Shares	42,520	109,457
Enel Americas SA ADR (d)	141,958	1,166,895
Enel Chile SA ADR	196,702	765,171
Sociedad Quimica y Minera de Chile SA ADR (d)	9,684	475,387
		2,516,910
CHINA — 12.1%
3SBio, Inc. (b)(e)	192,500	175,522
51job, Inc. ADR (b)	2,197	153,790
AAC Technologies Holdings, Inc. (d)	65,500	366,618
Addsino Co., Ltd. Class A	2,200	9,312
Agile Group Holdings, Ltd.	130,000	173,024
Agricultural Bank of China, Ltd. Class H	1,901,000	696,279
Air China, Ltd. Class H	136,000	106,992
Airtac International Group	17,000	544,523
AK Medical Holdings, Ltd. (e)	50,000	86,796
Alibaba Group Holding, Ltd. ADR (b)	103,275	24,035,191
Alibaba Health Information Technology, Ltd. (b)	260,000	767,877
A-Living Smart City Services Co., Ltd. (e)	25,750	114,240
Anhui Conch Cement Co., Ltd. Class H	33,500	209,757
ANTA Sports Products, Ltd.	67,000	1,061,963
Asymchem Laboratories Tianjin Co., Ltd. Class A	8,300	382,176

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Autobio Diagnostics Co., Ltd. Class A	7,300	$163,132
Autohome, Inc. ADR	4,729	471,103
AviChina Industry & Technology Co., Ltd. Class H	510,000	355,836
Baidu, Inc. ADR (b)	17,009	3,678,026
Bank of Chengdu Co., Ltd. Class A	61,400	100,842
Bank of China, Ltd. Class H	5,168,436	1,766,394
Bank of Communications Co., Ltd. Class H	1,028,710	543,951
BeiGene, Ltd. ADR (b)	1,799	464,844
Beijing BDStar Navigation Co., Ltd. Class A (b)	5,300	41,533
Beijing Enterprises Water Group, Ltd. (b)	290,000	116,690
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	26,900	160,655
Beijing Shunxin Agriculture Co., Ltd. Class A	21,000	234,481
Beijing Sinnet Technology Co., Ltd. Class A	63,500	167,824
Beijing Tiantan Biological Products Corp., Ltd. Class A	73,448	471,440
Bilibili, Inc. ADR (b)(d)	6,236	534,550
BOC Hong Kong Holdings, Ltd.	156,000	472,797
Brilliance China Automotive Holdings, Ltd.	260,000	236,734
BYD Co., Ltd. Class A	5,600	167,483
BYD Co., Ltd. Class H (d)	34,000	891,015
BYD Electronic International Co., Ltd. (d)	26,000	136,139
CanSino Biologics, Inc. Class H (b)(e)	3,600	81,946
Centre Testing International Group Co., Ltd. Class A	132,500	558,215
CGN Power Co., Ltd. Class H (e)	130,400	28,085
Changchun High & New Technology Industry Group, Inc. Class A	1,200	82,918
Chifeng Jilong Gold Mining Co., Ltd. Class A (b)	44,400	122,402
China CITIC Bank Corp., Ltd. Class H	493,000	209,183
China Common Rich Renewable Energy Investment, Ltd. (b)(d)(f)	448,000	—
China Communications Construction Co., Ltd. Class H	276,000	119,244
China Conch Venture Holdings, Ltd.	42,500	206,639
Security Description	Shares	Value
China Construction Bank Corp. Class H	4,248,720	$3,227,424
China Everbright Bank Co., Ltd. Class H	36,000	13,696
China Everbright Environment Group, Ltd.	130,628	73,789
China Everbright, Ltd.	44,000	58,902
China Evergrande Group (d)	175,000	336,285
China Feihe, Ltd. (e)	58,000	135,840
China Galaxy Securities Co., Ltd. Class H	184,000	115,329
China Gas Holdings, Ltd.	64,200	255,017
China Greatwall Technology Group Co., Ltd. Class A	63,000	184,152
China Jinmao Holdings Group, Ltd.	254,000	116,946
China Life Insurance Co., Ltd. Class H	521,000	1,148,990
China Literature, Ltd. (b)(d)(e)	8,400	65,921
China Meidong Auto Holdings, Ltd.	72,000	292,500
China Mengniu Dairy Co., Ltd. (b)	378,000	2,281,499
China Merchants Bank Co., Ltd. Class H	407,514	2,575,261
China Merchants Port Holdings Co., Ltd.	343,129	419,958
China Merchants Property Operation & Service Co., Ltd. Class A	2,500	8,285
China Minsheng Banking Corp., Ltd. Class H (d)	319,200	181,957
China Mobile, Ltd.	395,500	2,254,506
China National Software & Service Co., Ltd. Class A	13,100	158,814
China Oilfield Services, Ltd. Class H	260,000	219,968
China Overseas Land & Investment, Ltd.	295,000	641,449
China Overseas Property Holdings, Ltd.	195,000	101,601
China Pacific Insurance Group Co., Ltd. Class H	173,800	680,285
China Petroleum & Chemical Corp. Class H	2,101,800	940,597
China Railway Construction Corp., Ltd. Class H	74,000	40,465
China Railway Group, Ltd. Class H	187,000	82,480
China Resources Beer Holdings Co., Ltd.	205,670	1,893,877
China Resources Land, Ltd.	132,000	544,762
China Shenhua Energy Co., Ltd. Class H	181,000	340,811
China South Publishing & Media Group Co., Ltd. Class A	50,100	73,492

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
China Southern Airlines Co., Ltd. Class H (b)	156,000	$92,950
China Taiping Insurance Holdings Co., Ltd.	127,600	230,060
China Telecom Corp., Ltd. Class H	1,676,000	464,724
China Tourism Group Duty Free Corp., Ltd. Class A	5,400	234,772
China Traditional Chinese Medicine Holdings Co., Ltd.	292,000	144,609
China TransInfo Technology Co., Ltd. Class A	45,500	133,909
China Unicom Hong Kong, Ltd.	686,000	393,701
China Vanke Co., Ltd. Class H	63,800	220,104
China Yangtze Power Co., Ltd. Class A	104,000	306,718
China Yuhua Education Corp., Ltd. (e)	12,000	10,446
Chongqing Brewery Co., Ltd. Class A	25,955	475,381
Chongqing Zhifei Biological Products Co., Ltd. Class A	4,400	100,175
CIFI Holdings Group Co., Ltd.	260,952	221,110
CITIC Securities Co., Ltd. Class H	82,000	184,858
CITIC, Ltd.	367,000	259,849
CNOOC, Ltd.	1,345,217	1,245,660
Contemporary Amperex Technology Co., Ltd. Class A	4,200	226,988
COSCO SHIPPING Ports, Ltd.	441,259	306,736
Country Garden Holdings Co., Ltd.	391,296	540,982
Country Garden Services Holdings Co., Ltd.	61,000	412,627
CRRC Corp., Ltd. Class H	250,000	86,086
CSPC Pharmaceutical Group, Ltd.	604,800	618,540
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	1,700	8,975
DaShenLin Pharmaceutical Group Co., Ltd. Class A	2,700	32,562
DouYu International Holdings, Ltd. ADR (b)	7,468	82,596
ENN Energy Holdings, Ltd.	38,500	565,048
ESR Cayman, Ltd. (b)(e)	70,400	252,406
Fosun International, Ltd.	65,500	102,890
Fu Jian Anjoy Foods Co., Ltd. Class A	5,300	157,344
Ganfeng Lithium Co., Ltd. Class A	2,800	43,616
G-bits Network Technology Xiamen Co., Ltd. Class A	4,700	308,190
GDS Holdings, Ltd. ADR (b)	5,978	559,780
Security Description	Shares	Value
Geely Automobile Holdings, Ltd.	450,000	$1,537,946
Genscript Biotech Corp. (b)	152,000	221,124
GF Securities Co., Ltd. Class H	128,000	180,927
Giant Network Group Co., Ltd. Class A	187,980	504,336
GoerTek, Inc. Class A	82,200	472,198
GOME Retail Holdings, Ltd. (b)(d)	1,379,000	165,398
Great Wall Motor Co., Ltd. Class H	223,500	766,729
GSX Techedu, Inc. ADR (b)(d)	5,060	261,653
Guangdong Hongda Blasting Co., Ltd. Class A	25,000	138,341
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,000	88,661
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	17,100	111,207
Guangzhou Automobile Group Co., Ltd. Class H	179,600	199,662
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	25,300	498,940
Guangzhou Tinci Materials Technology Co., Ltd. Class A	5,000	79,887
Guangzhou Wondfo Biotech Co., Ltd. Class A	1,000	13,732
Haidilao International Holding, Ltd. (d)(e)	22,000	169,387
Haier Smart Home Co., Ltd. Class H (b)	161,800	586,364
Haitong Securities Co., Ltd. Class H	143,600	128,342
Hangzhou Tigermed Consulting Co., Ltd. Class A	13,000	323,387
Hebei Construction Group Corp., Ltd. Class H (d)	26,500	14,457
Hengan International Group Co., Ltd.	64,000	453,143
Hopson Development Holdings, Ltd.	36,000	91,743
Huadian Power International Corp., Ltd. Class A	71,000	37,158
Hualan Biological Engineering, Inc. Class A	49,120	319,369
Huaneng Power International, Inc. Class H	772,000	281,765
Huatai Securities Co., Ltd. Class H (e)	128,400	202,026
Huaxi Securities Co., Ltd. Class A	13,700	26,318
Huazhu Group, Ltd. ADR	10,742	483,712

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Humanwell Healthcare Group Co., Ltd. Class A	1,800	$9,387
HUYA, Inc. ADR (b)(d)	1,844	36,751
Industrial & Commercial Bank of China, Ltd. Class H	4,467,045	2,897,817
Innovent Biologics, Inc. (b)(e)	52,500	555,547
Intco Medical Technology Co., Ltd. Class A	4,500	116,472
iQIYI, Inc. ADR (b)(d)	7,276	127,184
JA Solar Technology Co., Ltd. Class A (b)	11,200	70,200
Jafron Biomedical Co., Ltd. Class A	23,380	244,069
JD.com, Inc. ADR (b)	46,670	4,102,293
Jiangsu Expressway Co., Ltd. Class H	14,000	15,654
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,800	31,308
Jiangsu King's Luck Brewery JSC, Ltd. Class A	18,400	162,513
Jiangsu Shagang Co., Ltd. Class A	23,800	40,188
Jiangxi Zhengbang Technology Co., Ltd. Class A	24,600	64,523
Jinke Properties Group Co., Ltd. Class A	624,900	681,973
Jinyu Bio-Technology Co., Ltd. Class A	73,700	236,983
JiuGui Liquor Co., Ltd. Class A	2,900	69,859
Jointown Pharmaceutical Group Co., Ltd. Class A (b)	114,500	320,060
JOYY, Inc. ADR	4,378	350,152
KE Holdings, Inc. ADR (b)	1,260	77,540
Kingdee International Software Group Co., Ltd. (b)	192,000	782,476
Kingsoft Cloud Holdings, Ltd. ADR (b)(d)	484	21,078
Kingsoft Corp., Ltd.	127,000	818,948
Koolearn Technology Holding, Ltd. (b)(d)(e)	11,000	39,580
Kuang-Chi Technologies Co., Ltd. Class A (b)	2,200	7,535
Kweichow Moutai Co., Ltd. Class A	5,245	1,613,064
Lenovo Group, Ltd.	386,000	364,402
Lens Technology Co., Ltd. Class A	1,700	8,010
Li Ning Co., Ltd.	65,500	450,247
Lingyi iTech Guangdong Co. Class A	88,600	163,517
Logan Group Co., Ltd.	44,000	72,067
Longfor Group Holdings, Ltd. (e)	4,000	23,421
Security Description	Shares	Value
LONGi Green Energy Technology Co., Ltd. Class A	7,700	$109,278
Luxshare Precision Industry Co., Ltd. Class A	49,118	424,296
Luye Pharma Group, Ltd. (d)(e)	192,500	89,623
Mango Excellent Media Co., Ltd. Class A	5,700	63,610
Maxscend Microelectronics Co., Ltd. Class A	100	8,782
Meituan Class B (b)	200,100	7,602,605
Microport Scientific Corp.	53,000	286,741
Momo, Inc. ADR	13,185	184,063
Muyuan Foods Co., Ltd. Class A	16,830	199,733
NanJi E-Commerce Co., Ltd. Class A	130,400	274,583
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	31,050	167,900
NAURA Technology Group Co., Ltd. Class A	11,700	325,500
NetEase, Inc. ADR	22,249	2,130,787
New China Life Insurance Co., Ltd. Class H	64,100	250,073
New Hope Liuhe Co., Ltd. Class A	43,400	149,640
New Oriental Education & Technology Group, Inc. ADR (b)	8,882	1,650,364
NIO, Inc. ADR (b)	59,658	2,907,731
Noah Holdings, Ltd. ADR (b)	3,910	186,937
Ovctek China, Inc. Class A	61,550	776,119
Perfect World Co., Ltd. Class A	35,050	159,155
PetroChina Co., Ltd. Class H	1,276,000	394,952
Pharmaron Beijing Co., Ltd. Class H (e)	6,400	108,127
PICC Property & Casualty Co., Ltd. Class H	579,415	438,642
Pinduoduo, Inc. ADR (b)	21,054	3,740,664
Ping An Healthcare and Technology Co., Ltd. (b)(d)(e)	30,900	374,601
Ping An Insurance Group Co. of China, Ltd. Class H	319,500	3,914,507
Prosus NV	27,907	3,017,106
Qianhe Condiment and Food Co., Ltd. Class A	15,000	86,306
Sangfor Technologies, Inc. Class A	2,900	110,708
Sanquan Food Co., Ltd. Class A	18,000	71,899
Seazen Group, Ltd. (b)	254,000	211,289
Semiconductor Manufacturing International Corp. (b)	137,900	393,042

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SF Holding Co., Ltd. Class A	1,300	$17,655
Shandong Gold Mining Co., Ltd. Class A	40,540	147,392
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	605,552
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	6,100	97,923
Shanghai Baosight Software Co., Ltd. Class A	30,200	320,657
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	3,700	30,749
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	404,389	316,232
Shanghai M&G Stationery, Inc. Class A	13,000	177,211
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	32,200	56,727
Shanxi Meijin Energy Co., Ltd. Class A (b)	164,600	169,245
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	13,000	750,967
Shenergy Co., Ltd. Class A	190,600	153,145
Shengyi Technology Co., Ltd. Class A	38,600	167,313
Shennan Circuits Co., Ltd. Class A	8,680	144,376
Shenzhen Capchem Technology Co., Ltd. Class A	3,200	49,946
Shenzhen Energy Group Co., Ltd. Class A	233,340	218,734
Shenzhen Goodix Technology Co., Ltd. Class A	2,900	69,435
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	6,600	17,494
Shenzhen Kangtai Biological Products Co., Ltd. Class A	13,751	369,352
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	400	26,229
Shenzhen MTC Co., Ltd. Class A (b)	39,500	37,696
Shenzhen SC New Energy Technology Corp. Class A	3,400	76,199
Shenzhou International Group Holdings, Ltd.	17,600	345,016
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	6,500	25,513
Sichuan Chuantou Energy Co., Ltd. Class A	97,800	151,292
Silergy Corp.	3,000	257,314
SINA Corp. (b)	6,508	275,809
Security Description	Shares	Value
Sinopharm Group Co., Ltd. Class H	52,400	$127,455
Skshu Paint Co., Ltd. Class A	3,500	81,619
Sun Art Retail Group, Ltd. (d)	192,500	195,632
Sunac China Holdings, Ltd.	129,300	477,756
Sungrow Power Supply Co., Ltd. Class A	3,900	43,390
Sunny Optical Technology Group Co., Ltd.	48,000	1,050,523
TAL Education Group ADR (b)	23,723	1,696,432
Tencent Holdings, Ltd.	339,200	24,672,750
Tencent Music Entertainment Group ADR (b)	1,360	26,166
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	4,300	27,567
Tingyi Cayman Islands Holding Corp.	264,000	450,790
Topchoice Medical Corp. Class A (b)	500	21,282
TravelSky Technology, Ltd. Class H	56,000	135,055
Trip.com Group, Ltd. ADR (b)	26,342	888,516
Tsingtao Brewery Co., Ltd. Class H	60,000	628,333
Venustech Group, Inc. Class A	8,100	36,419
Vipshop Holdings, Ltd. ADR (b)	35,920	1,009,711
Walvax Biotechnology Co., Ltd. Class A	61,298	363,826
Wangfujing Group Co., Ltd. Class A	2,500	12,537
Want Want China Holdings, Ltd.	132,000	95,504
Weibo Corp. ADR (b)(d)	5,725	234,668
Wens Foodstuffs Group Co., Ltd. Class A	14,380	40,351
Will Semiconductor Co., Ltd. Class A	6,000	213,433
Winning Health Technology Group Co., Ltd. Class A	74,440	200,519
Wuhan Guide Infrared Co., Ltd. Class A	53,380	343,041
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	19,100	91,815
Wuliangye Yibin Co., Ltd. Class A	13,000	584,001
WuXi AppTec Co., Ltd. Class A	12,152	251,994
Wuxi Biologics Cayman, Inc. (b)(e)	170,000	2,253,848
Xiaomi Corp. Class B (b)(e)	638,400	2,733,465
Xinyi Solar Holdings, Ltd.	186,000	485,759
XPeng, Inc. ADR (b)	3,780	161,897

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Yadea Group Holdings, Ltd. (e)	92,000	$190,078
Yantai Eddie Precision Machinery Co., Ltd. Class A	8,700	92,321
Yanzhou Coal Mining Co., Ltd. Class H	262,000	209,496
Yealink Network Technology Corp., Ltd. Class A	17,350	195,275
Yifeng Pharmacy Chain Co., Ltd. Class A	2,940	40,815
Yihai International Holding, Ltd. (b)	21,000	311,458
Yonyou Network Technology Co., Ltd. Class A	15,330	103,519
Yum China Holdings, Inc.	21,916	1,251,184
Yunda Holding Co., Ltd. Class A	11,570	27,960
Yunnan Energy New Material Co., Ltd. Class A	3,400	74,200
Zai Lab, Ltd. ADR (b)	3,297	446,216
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,700	149,937
Zhongjin Gold Corp., Ltd. Class A	82,600	112,012
Zhongsheng Group Holdings, Ltd.	24,500	174,575
Zhuzhou CRRC Times Electric Co., Ltd. Class H	65,800	286,830
Zijin Mining Group Co., Ltd. Class H	1,020,000	1,154,988
ZTE Corp. Class H (d)	60,800	152,905
ZTO Express Cayman, Inc. ADR	10,935	318,865
		173,703,365
COLOMBIA — 0.1%
Bancolombia SA ADR	30,028	1,206,525
DENMARK — 1.7%
Ambu A/S Class B (d)	9,927	429,487
AP Moller - Maersk A/S Class B	719	1,606,773
Chr. Hansen Holding A/S (b)	1,785	183,796
Coloplast A/S Class B	4,052	619,173
Danske Bank A/S (b)	57,310	948,180
DSV Panalpina A/S	19,434	3,258,434
Genmab A/S (b)	4,546	1,840,519
GN Store Nord A/S	2,392	191,564
Novo Nordisk A/S Class B	117,502	8,240,689
Novozymes A/S Class B	12,423	713,707
Orsted A/S (e)	6,483	1,325,160
Pandora A/S	7,509	840,574
Vestas Wind Systems A/S	15,493	3,666,010
		23,864,066
Security Description	Shares	Value
EGYPT — 0.0% (a)
Commercial International Bank Egypt SAE	206,986	$778,862
FINLAND — 0.8%
Elisa Oyj	8,999	494,051
Fortum Oyj	9,922	239,159
Kone Oyj Class B	26,649	2,167,020
Neste Oyj	24,094	1,744,049
Nokia Oyj (b)(c)	178,989	690,075
Nokia Oyj (b)(c)	94,833	364,460
Nordea Bank Abp (b)(c)	185,150	1,515,459
Nordea Bank Abp (b)(c)	2,855	23,307
Sampo Oyj Class A	28,157	1,190,988
Stora Enso Oyj Class R	59,363	1,136,353
UPM-Kymmene Oyj	51,430	1,917,391
Wartsila OYJ Abp	27,999	279,204
		11,761,516
FRANCE — 6.7%
Accor SA (b)	21,188	767,367
Adevinta ASA (b)	2,004	33,704
Air Liquide SA	34,360	5,644,028
Airbus SE (b)	34,159	3,752,377
Alstom SA (b)	23,416	1,335,407
AXA SA	108,884	2,599,486
BioMerieux	590	83,307
BNP Paribas SA (b)	64,229	3,387,509
Bouygues SA	20,430	841,153
Capgemini SE	13,280	2,060,341
Carrefour SA	59,994	1,029,881
Cie de Saint-Gobain (b)	30,540	1,401,271
Cie Generale des Etablissements Michelin SCA	10,322	1,325,464
Credit Agricole SA (b)	67,986	858,462
Danone SA	42,302	2,782,543
Dassault Systemes SE	7,757	1,576,942
Edenred	10,521	597,434
Electricite de France SA (b)	5,727	90,359
Engie SA (b)	79,295	1,214,708
EssilorLuxottica SA	17,938	2,799,472
Hermes International	895	963,230
Kering SA	5,248	3,816,755
Klepierre SA REIT	3,549	79,856
La Francaise des Jeux SAEM (e)	325	14,876
Legrand SA	16,975	1,516,192
L'Oreal SA	16,521	6,282,595
LVMH Moet Hennessy Louis Vuitton SE	16,730	10,458,118
Orange SA	147,149	1,752,550
Pernod Ricard SA	15,654	3,003,261
Peugeot SA (b)(d)	29,550	808,807
Publicis Groupe SA	22,577	1,125,958
Renault SA (b)	5,822	254,737
Safran SA (b)	19,179	2,720,936
Sanofi	69,480	6,690,464

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Sartorius Stedim Biotech	885	$315,324
Schneider Electric SE	37,579	5,439,408
Societe Generale SA (b)	33,595	699,692
Sodexo SA	10,684	904,872
Teleperformance	1,289	427,882
TOTAL SE	147,852	6,385,922
Ubisoft Entertainment SA (b)	1,121	108,137
Unibail-Rodamco-Westfield	43,036	169,365
Unibail-Rodamco-Westfield REIT (d)	385	30,422
Unibail-Rodamco-Westfield REIT	5,929	468,491
Valeo SA	14,497	572,576
Veolia Environnement SA	36,266	887,909
Vinci SA	34,440	3,428,434
Vivendi SA	79,212	2,556,745
Worldline SA (b)(e)	6,923	670,027
		96,734,756
GERMANY — 5.6%
Adidas AG (b)	12,666	4,616,700
Allianz SE	27,389	6,725,820
BASF SE	60,676	4,804,820
Bayer AG	60,507	3,565,075
Bayerische Motoren Werke AG	21,839	1,930,066
Commerzbank AG (b)	45,563	293,572
Continental AG	5,929	879,599
Covestro AG (e)	10,557	652,051
Daimler AG	52,315	3,699,139
Delivery Hero SE (b)(e)	6,821	1,059,921
Deutsche Bank AG (b)	111,987	1,226,207
Deutsche Boerse AG	16,788	2,860,328
Deutsche Lufthansa AG (b)	23,167	306,562
Deutsche Post AG	81,232	4,025,352
Deutsche Telekom AG	228,572	4,182,454
Deutsche Wohnen SE	6,087	325,392
E.ON SE	146,041	1,619,632
Fresenius Medical Care AG & Co. KGaA	17,128	1,429,265
Fresenius SE & Co. KGaA	25,602	1,185,350
HelloFresh SE (b)	9,502	734,774
Henkel AG & Co. KGaA Preference Shares	6,481	731,923
Infineon Technologies AG	39,931	1,533,639
Merck KGaA	16,235	2,787,959
MTU Aero Engines AG	428	111,753
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,486	3,412,237
Puma SE (b)	5,178	584,644
RWE AG	37,673	1,593,497
SAP SE	66,006	8,659,263
Sartorius AG Preference Shares	1,576	662,569
Scout24 AG (e)	953	78,183
Siemens AG	52,421	7,537,699
Security Description	Shares	Value
Siemens Energy AG (b)	26,210	$962,077
TeamViewer AG (b)(e)	6,202	332,602
United Internet AG	5,080	214,004
Volkswagen AG	4,364	908,261
Volkswagen AG Preference Shares	8,389	1,564,494
Vonovia SE	22,163	1,620,544
Zalando SE (b)(e)	5,793	645,436
		80,062,863
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,643	42,622
JUMBO SA	25,632	445,654
OPAP SA	42,319	566,985
		1,055,261
HONG KONG — 2.0%
AIA Group, Ltd.	729,000	8,931,692
Alibaba Pictures Group, Ltd. (b)(d)	920,000	113,905
ASM Pacific Technology, Ltd.	9,200	121,380
Bank of East Asia, Ltd.	313,269	669,053
China Huishan Dairy Holdings Co., Ltd. (b)(d)(f)	1,418,000	—
China Youzan, Ltd. (b)	1,028,000	306,258
CK Asset Holdings, Ltd.	192,032	985,687
CLP Holdings, Ltd.	84,500	781,373
Hang Lung Properties, Ltd.	367,000	967,925
Hang Seng Bank, Ltd.	49,800	858,704
Henderson Land Development Co., Ltd.	204,317	797,099
Hong Kong & China Gas Co., Ltd.	641,531	958,095
Hong Kong Exchanges & Clearing, Ltd.	85,240	4,672,131
Jardine Matheson Holdings, Ltd.	3,200	179,200
Jardine Strategic Holdings, Ltd.	1,000	24,880
Link REIT	248,717	2,264,607
Melco Resorts & Entertainment, Ltd. ADR	9,503	176,281
New World Development Co., Ltd.	137,601	640,636
Sino Biopharmaceutical, Ltd.	1,161,500	1,123,474
SSY Group, Ltd.	260,000	147,540
Sun Hung Kai Properties, Ltd.	101,185	1,304,965
Swire Pacific, Ltd. Class A	65,506	363,272
Techtronic Industries Co., Ltd.	110,000	1,569,027
Vinda International Holdings, Ltd. (d)	10,000	27,277
WH Group, Ltd. (e)	319,601	267,919
Wharf Holdings, Ltd.	12,000	32,268

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Wharf Real Estate Investment Co., Ltd.	12,000	$62,446
		28,347,094
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC (b)	71,438	527,795
OTP Bank Nyrt (b)	20,978	945,503
		1,473,298
INDIA — 2.8%
ACC, Ltd.	12,398	274,481
Adani Green Energy, Ltd. (b)	26,517	382,000
Adani Ports & Special Economic Zone, Ltd.	46,326	306,705
Ambuja Cements, Ltd.	119,465	406,869
Apollo Hospitals Enterprise, Ltd.	5,621	185,614
Asian Paints, Ltd.	9,103	344,411
Aurobindo Pharma, Ltd.	26,835	338,360
Avenue Supermarts, Ltd. (b)(e)	5,150	194,786
Axis Bank, Ltd. (b)	90,153	765,531
Bajaj Auto, Ltd.	5,472	257,924
Bajaj Finance, Ltd.	16,495	1,195,392
Bajaj Finserv, Ltd.	1,859	226,597
Balkrishna Industries, Ltd.	695	15,659
Bandhan Bank, Ltd. (b)(e)	20,406	112,339
Bharat Forge, Ltd.	10,032	72,122
Bharat Petroleum Corp., Ltd.	42,680	222,607
Bharti Airtel, Ltd.	106,526	743,098
Biocon, Ltd. (b)	2,447	15,586
Cipla, Ltd.	16,975	190,490
Dabur India, Ltd.	56,409	412,255
Divi's Laboratories, Ltd.	6,867	361,068
Dr Reddy's Laboratories, Ltd. ADR	16,841	1,200,595
Eicher Motors, Ltd.	9,162	317,352
Godrej Consumer Products, Ltd.	36,530	370,037
HCL Technologies, Ltd.	74,824	968,895
HDFC Life Insurance Co., Ltd. (b)(e)	24,857	230,140
Hero MotoCorp, Ltd.	1,633	69,506
Hindalco Industries, Ltd.	52,756	173,681
Hindustan Petroleum Corp., Ltd.	52,464	156,457
Hindustan Unilever, Ltd.	69,260	2,270,577
Housing Development Finance Corp., Ltd.	89,139	3,121,436
ICICI Bank, Ltd. ADR (b)	101,546	1,508,974
ICICI Lombard General Insurance Co., Ltd. (b)(e)	9,094	189,285
Indian Oil Corp., Ltd.	52,180	64,951
Indraprastha Gas, Ltd.	12,475	85,767
Indus Towers, Ltd.	64,042	201,502
Info Edge India, Ltd.	5,864	381,843
Infosys, Ltd. ADR	254,227	4,309,148
Security Description	Shares	Value
Ipca Laboratories, Ltd.	9,569	$286,648
ITC, Ltd.	174,804	500,004
JSW Steel, Ltd.	18,614	98,639
Jubilant Foodworks, Ltd.	9,963	380,583
Kotak Mahindra Bank, Ltd. (b)	19,811	541,073
Larsen & Toubro Infotech, Ltd. (e)	5,789	289,935
Lupin, Ltd.	21,317	284,990
Mahindra & Mahindra, Ltd. GDR	59,555	578,875
Marico, Ltd.	88,884	489,809
Maruti Suzuki India, Ltd.	4,034	422,328
Motherson Sumi Systems, Ltd.	28,821	65,162
Muthoot Finance, Ltd.	9,911	164,201
Nestle India, Ltd.	3,867	973,279
Petronet LNG, Ltd.	28,863	97,807
PI Industries, Ltd.	5,646	169,614
Piramal Enterprises, Ltd.	6,397	125,077
Power Grid Corp. of India, Ltd.	31,992	83,124
REC, Ltd.	18,227	33,402
Reliance Industries, Ltd. GDR (e)	96,044	5,253,607
SBI Life Insurance Co., Ltd. (b)(e)	5,993	74,167
Shree Cement, Ltd.	1,880	617,851
Shriram Transport Finance Co., Ltd.	28,412	406,927
State Bank of India (b)	26,940	101,374
Sun Pharmaceutical Industries, Ltd.	52,228	423,407
Tata Consultancy Services, Ltd.	47,230	1,850,449
Tata Consumer Products, Ltd.	23,194	187,253
Tata Motors, Ltd. ADR (b)(d)	34,129	430,025
Tech Mahindra, Ltd.	36,817	490,373
Torrent Pharmaceuticals, Ltd.	1,133	43,459
Trent, Ltd.	2,937	27,639
UltraTech Cement, Ltd.	5,665	409,996
United Spirits, Ltd. (b)	48,165	381,174
UPL, Ltd.	40,006	255,336
Vedanta, Ltd.	61,332	135,477
Wipro, Ltd.	26,706	141,173
Yes Bank, Ltd. (b)	455,505	111,277
Zee Entertainment Enterprises, Ltd.	80,621	246,605
		39,816,159
INDONESIA — 0.4%
Adaro Energy Tbk PT	342,100	34,819
Astra International Tbk PT	1,739,700	746,028
Bank Central Asia Tbk PT	597,800	1,440,251
Bank Mandiri Persero Tbk PT	1,418,500	638,577

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	4,255,900	$1,263,139
Barito Pacific Tbk PT (b)	257,300	20,145
Charoen Pokphand Indonesia Tbk PT	1,069,700	496,782
Gudang Garam Tbk PT (b)	87,500	255,338
Indah Kiat Pulp & Paper Corp. Tbk PT	140,300	104,102
Merdeka Copper Gold Tbk PT (b)	414,300	71,655
Telkom Indonesia Persero Tbk PT	4,317,100	1,017,053
United Tractors Tbk PT	43,400	82,167
		6,170,056
IRELAND — 0.5%
CRH PLC	62,228	2,590,251
Flutter Entertainment PLC (b)	7,799	1,592,638
Kerry Group PLC Class A	14,832	2,150,501
Kingspan Group PLC (b)	1,508	105,909
Smurfit Kappa Group PLC	15,464	719,754
		7,159,053
ISRAEL — 0.5%
Bank Hapoalim BM (b)	197,692	1,353,945
Bank Leumi Le-Israel BM	208,233	1,225,739
Check Point Software Technologies, Ltd. (b)	5,419	720,239
Isracard, Ltd.	0	1
Nice, Ltd. (b)	7,013	1,965,772
Teva Pharmaceutical Industries, Ltd. ADR (b)	64,290	620,399
Wix.com, Ltd. (b)	2,931	732,633
		6,618,728
ITALY — 1.1%
Assicurazioni Generali SpA	79,770	1,391,813
Atlantia SpA (b)	44,534	801,814
DiaSorin SpA	554	115,302
Enel SpA	455,392	4,611,345
Eni SpA	156,936	1,641,379
Ferrari NV	11,319	2,612,682
FinecoBank Banca Fineco SpA (b)	1,188	19,478
Intesa Sanpaolo SpA (b)	821,530	1,922,513
Mediobanca Banca di Credito Finanziario SpA (b)	54,570	503,439
Snam SpA	154,172	867,919
Telecom Italia SpA	1,123,660	518,870
UniCredit SpA (b)	105,321	985,563
		15,992,117
JAPAN — 15.8%
Acom Co., Ltd.	38,600	164,876
Advantest Corp.	4,900	366,865
Aeon Co., Ltd.	50,800	1,665,533
AGC, Inc. (d)	32,100	1,119,279
Aisin Seiki Co., Ltd.	22,000	659,499
Security Description	Shares	Value
Ajinomoto Co., Inc.	18,800	$425,638
Asahi Group Holdings, Ltd. (d)	42,000	1,726,456
Asahi Intecc Co., Ltd.	4,200	153,160
Asahi Kasei Corp.	123,800	1,264,440
Astellas Pharma, Inc.	154,100	2,379,151
Bandai Namco Holdings, Inc.	4,300	371,755
Bridgestone Corp. (d)	51,200	1,678,152
Canon, Inc. (d)	64,900	1,243,374
Capcom Co., Ltd.	3,400	220,640
Central Japan Railway Co.	9,200	1,300,092
Chiba Bank, Ltd.	165,500	910,494
Chubu Electric Power Co., Inc.	65,100	783,760
Chugai Pharmaceutical Co., Ltd.	28,300	1,508,401
Concordia Financial Group, Ltd.	167,900	590,321
CyberAgent, Inc.	2,700	185,936
Dai-ichi Life Holdings, Inc.	48,400	727,559
Daiichi Sankyo Co., Ltd.	107,800	3,690,958
Daikin Industries, Ltd.	13,000	2,885,951
Daiwa House REIT Investment Corp.	64	158,195
Daiwa Securities Group, Inc.	166,700	758,865
Denso Corp.	37,300	2,216,070
Dentsu Group, Inc. (d)	2,200	65,311
East Japan Railway Co.	19,800	1,320,384
Eisai Co., Ltd.	14,000	999,642
ENEOS HoldingS, Inc.	267,408	959,348
FANUC Corp.	13,000	3,193,181
Fast Retailing Co., Ltd.	4,100	3,672,110
FUJIFILM Holdings Corp.	31,200	1,643,330
Fujitsu, Ltd.	14,000	2,021,115
GLP J-REIT	194	305,530
GMO Payment Gateway, Inc.	1,500	201,075
Hitachi, Ltd.	64,100	2,523,769
Honda Motor Co., Ltd.	101,800	2,837,227
Hoya Corp.	28,600	3,952,947
Idemitsu Kosan Co., Ltd.	12,500	274,832
Inpex Corp. (d)	64,500	347,349
ITOCHU Corp.	127,100	3,648,839
Japan Exchange Group, Inc.	29,700	758,861
Japan Real Estate Investment Corp. REIT	179	1,033,309
Japan Retail Fund Investment Corp. REIT	520	944,859
Japan Tobacco, Inc. (d)	65,200	1,327,429
JFE Holdings, Inc. (b)	38,500	368,425
JSR Corp.	37,300	1,038,309
Kajima Corp.	74,600	998,568
Kakaku.com, Inc.	2,700	74,008
Kansai Electric Power Co., Inc.	88,000	829,925
Kao Corp. (d)	35,200	2,717,265
KDDI Corp.	102,600	3,046,846
Keikyu Corp.	64,111	1,098,478

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Keyence Corp.	10,400	$5,842,414
Kintetsu Group Holdings Co., Ltd.	26,400	1,155,775
Kirin Holdings Co., Ltd. (d)	12,700	299,402
Komatsu, Ltd.	66,000	1,801,104
Kose Corp.	2,200	375,030
Kubota Corp. (d)	97,100	2,117,024
Kyocera Corp.	36,300	2,224,164
Lasertec Corp.	3,100	363,611
Lixil Corp.	37,000	800,601
M3, Inc.	23,900	2,255,390
Makita Corp.	26,400	1,321,982
Marubeni Corp.	167,400	1,112,433
Marui Group Co., Ltd.	38,700	679,204
Mazda Motor Corp.	13,000	87,133
McDonald's Holdings Co. Japan, Ltd. (d)	2,400	116,228
MEIJI Holdings Co., Ltd.	3,200	225,018
Mercari, Inc. (b)(d)	2,500	110,780
Mitsubishi Chemical Holdings Corp.	167,900	1,015,092
Mitsubishi Corp.	116,400	2,864,762
Mitsubishi Electric Corp.	167,400	2,524,498
Mitsubishi Estate Co., Ltd.	112,918	1,812,244
Mitsubishi Heavy Industries, Ltd.	33,000	1,008,746
Mitsubishi UFJ Financial Group, Inc.	667,300	2,947,896
Mitsui & Co., Ltd.	136,600	2,499,934
Mitsui Chemicals, Inc.	28,500	835,028
Mitsui Fudosan Co., Ltd.	19,900	416,041
Mizuho Financial Group, Inc.	98,080	1,242,090
MonotaRO Co., Ltd.	4,200	213,570
MS&AD Insurance Group Holdings, Inc.	51,200	1,557,646
Murata Manufacturing Co., Ltd.	44,700	4,035,101
NEC Corp.	15,900	853,174
Nexon Co., Ltd.	21,100	649,891
Nidec Corp.	32,200	4,048,196
Nihon M&A Center, Inc.	4,100	274,008
Nintendo Co., Ltd.	7,900	5,037,116
Nippon Building Fund, Inc. REIT	38	220,098
Nippon Paint Holdings Co., Ltd. (d)	5,300	581,617
Nippon Prologis REIT, Inc.	129	402,325
Nippon Steel Corp. (b)	56,800	730,596
Nippon Telegraph & Telephone Corp.	91,400	2,341,989
Nippon Yusen KK	13,000	302,446
Nissan Motor Co., Ltd. (b)	163,800	888,450
Nitori Holdings Co., Ltd.	4,100	858,560
Nitto Denko Corp.	13,900	1,242,646
Nomura Holdings, Inc.	191,100	1,008,761
Nomura Real Estate Master Fund, Inc. REIT	79	112,939
Security Description	Shares	Value
Nomura Research Institute, Ltd.	4,500	$161,049
NTT Data Corp.	88,600	1,210,854
Obayashi Corp.	121,000	1,043,053
Obic Co., Ltd.	2,200	441,726
Olympus Corp.	46,700	1,020,665
Ono Pharmaceutical Co., Ltd.	19,000	571,960
Oriental Land Co., Ltd.	9,400	1,551,417
ORIX Corp.	114,100	1,751,092
Orix JREIT, Inc.	48	79,268
Osaka Gas Co., Ltd.	64,100	1,311,242
Otsuka Holdings Co., Ltd. (d)	13,000	556,288
Panasonic Corp.	169,100	1,949,862
Rakuten, Inc. (b)(d)	45,800	440,943
Recruit Holdings Co., Ltd.	58,000	2,427,411
Resona Holdings, Inc.	51,200	178,725
Rohm Co., Ltd.	13,000	1,257,882
Ryohin Keikaku Co., Ltd.	13,100	267,088
SBI Holdings, Inc.	14,200	336,553
Secom Co., Ltd.	14,000	1,290,503
Seven & i Holdings Co., Ltd.	52,000	1,842,879
SG Holdings Co., Ltd.	11,800	321,387
Sharp Corp. (d)	33,900	513,532
Shimano, Inc.	2,300	536,544
Shin-Etsu Chemical Co., Ltd.	25,700	4,490,561
Shionogi & Co., Ltd.	13,000	709,526
Shiseido Co., Ltd.	17,100	1,181,903
Shizuoka Bank, Ltd.	135,100	989,255
SMC Corp.	4,200	2,560,802
Softbank Corp.	8,500	106,451
SoftBank Group Corp.	90,100	7,032,067
Sompo Holdings, Inc.	31,300	1,265,097
Sony Corp.	81,200	8,088,934
Subaru Corp.	17,700	353,589
Sumitomo Chemical Co., Ltd.	167,900	674,885
Sumitomo Corp.	88,500	1,170,485
Sumitomo Electric Industries, Ltd.	65,200	862,955
Sumitomo Mitsui Financial Group, Inc.	55,500	1,713,729
Sumitomo Mitsui Trust Holdings, Inc.	13,900	427,723
Suzuki Motor Corp.	13,100	606,753
Sysmex Corp.	11,600	1,393,191
T&D Holdings, Inc.	37,000	436,137
Takeda Pharmaceutical Co., Ltd.	96,399	3,506,012
TDK Corp.	13,000	1,956,705
Teijin, Ltd.	57,700	1,084,198
Terumo Corp.	61,000	2,547,649
Tohoku Electric Power Co., Inc.	37,400	307,908
Tokio Marine Holdings, Inc.	49,600	2,550,020
Tokyo Electric Power Co. Holdings, Inc. (b)	116,300	306,394
Tokyo Electron, Ltd.	10,400	3,868,081
Tokyo Gas Co., Ltd.	54,500	1,258,444

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Tokyu Corp.	83,600	$1,037,257
Toppan Printing Co., Ltd.	69,600	980,851
Toray Industries, Inc.	167,900	993,463
Toshiba Corp.	28,100	785,205
Toyota Motor Corp.	124,900	9,625,932
Toyota Tsusho Corp.	28,100	1,133,580
Unicharm Corp.	9,500	450,133
United Urban Investment Corp. REIT	17	21,010
Welcia Holdings Co., Ltd.	1,400	52,816
West Japan Railway Co.	13,700	716,415
Yakult Honsha Co., Ltd.	3,400	171,243
Yamada Holdings Co., Ltd.	102,900	546,169
Yamaha Corp.	21,400	1,258,153
Yamaha Motor Co., Ltd.	46,400	945,572
Z Holdings Corp.	222,500	1,345,624
ZOZO, Inc.	10,800	266,640
		227,611,884
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	20,467	45,482
Boubyan Bank KSCP	302,868	565,513
Gulf Bank KSCP	68,968	49,652
Kuwait Finance House KSCP	40,774	90,743
Mabanee Co. KPSC	146,085	315,509
Mobile Telecommunications Co. KSCP	148,013	294,858
		1,361,757
LUXEMBOURG — 0.1%
ArcelorMittal SA (b)	25,123	580,357
Eurofins Scientific SE (b)	3,396	285,170
SES SA	22,110	208,738
		1,074,265
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	130,000	1,010,143
Sands China, Ltd.	200,000	878,274
SJM Holdings, Ltd.	131,000	146,478
Wynn Macau, Ltd. (b)(d)	52,000	87,317
		2,122,212
MALAYSIA — 0.4%
AMMB Holdings Bhd	198,300	179,937
CIMB Group Holdings Bhd	427,977	457,502
Dialog Group Bhd	822,800	705,695
Fraser & Neave Holdings Bhd	5,000	39,876
Gamuda Bhd	137,780	133,242
Genting Bhd	175,800	194,920
Genting Malaysia Bhd	444,300	297,120
Genting Plantations Bhd	195,100	477,746
Hartalega Holdings Bhd	133,300	402,302
Hong Leong Financial Group Bhd	37,439	168,091
Kossan Rubber Industries	155,000	173,400
Security Description	Shares	Value
Malaysia Airports Holdings Bhd	144,500	$212,664
Petronas Chemicals Group Bhd	17,000	31,401
Petronas Dagangan Bhd	3,800	20,216
PPB Group Bhd	127,940	589,049
Press Metal Aluminium Holdings Bhd	76,600	159,770
Public Bank Bhd	38,700	198,190
QL Resources Bhd	28,600	41,238
RHB Bank Bhd	111,210	150,676
Supermax Corp. Bhd (b)	105,257	157,264
Tenaga Nasional Bhd	149,100	386,233
Top Glove Corp. Bhd	332,700	506,184
Westports Holdings Bhd	147,500	157,676
		5,840,392
MEXICO — 0.6%
America Movil SAB de CV Series L	2,458,217	1,787,637
Cemex SAB de CV Series CPO (b)	1,452,185	748,485
Fomento Economico Mexicano SAB de CV	179,300	1,352,837
Fresnillo PLC	8,451	130,481
Grupo Financiero Banorte SAB de CV Series O (b)	226,884	1,251,731
Grupo Mexico SAB de CV Class B	200,667	847,161
Grupo Televisa SAB Series CPO (b)(d)	252,471	414,840
Industrias Penoles SAB de CV (b)	14,429	243,878
Kimberly-Clark de Mexico SAB de CV Class A	281,661	480,473
Wal-Mart de Mexico SAB de CV	267,134	750,504
		8,008,027
NETHERLANDS — 3.0%
Adyen NV (b)(e)	1,190	2,773,726
Akzo Nobel NV	17,256	1,855,039
Argenx SE (b)	248	73,433
ASML Holding NV	25,849	12,573,529
Heineken NV	21,751	2,427,677
ING Groep NV (b)	210,672	1,969,603
Just Eat Takeaway.com NV (b)(d)(e)	4,991	564,263
Koninklijke Ahold Delhaize NV	86,205	2,437,553
Koninklijke DSM NV	17,168	2,957,631
Koninklijke KPN NV	410,535	1,249,245
Koninklijke Philips NV (b)	72,117	3,863,092
Royal Dutch Shell PLC Class A	215,817	3,828,652
Royal Dutch Shell PLC Class B	236,969	4,079,507

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Wolters Kluwer NV	31,585	$2,668,881
		43,321,831
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)	49,659	431,557
Fisher & Paykel Healthcare Corp., Ltd.	23,863	566,469
Meridian Energy, Ltd.	199,168	1,064,035
Spark New Zealand, Ltd.	150,314	508,663
Xero, Ltd. (b)	1,556	176,285
		2,747,009
NORWAY — 0.3%
DNB ASA (b)	92,383	1,812,712
Equinor ASA	78,232	1,324,433
Norsk Hydro ASA	130,216	606,218
Telenor ASA	66,502	1,133,228
		4,876,591
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (b)	16,722	203,841
Credicorp, Ltd.	6,459	1,059,405
		1,263,246
PHILIPPINES — 0.2%
Ayala Land, Inc.	464,200	395,344
BDO Unibank, Inc.	35,007	77,853
Globe Telecom, Inc.	2,470	104,409
GT Capital Holdings, Inc.	7,768	94,626
JG Summit Holdings, Inc.	230,971	344,363
Jollibee Foods Corp.	95,290	387,323
Megaworld Corp.	1,511,600	128,423
Metro Pacific Investments Corp.	3,280,500	292,368
PLDT, Inc. ADR (d)	14,072	392,750
SM Prime Holdings, Inc.	494,000	396,035
Universal Robina Corp.	55,910	177,544
		2,791,038
POLAND — 0.1%
CD Projekt SA (b)	5,945	438,296
LPP SA (b)	48	106,731
Orange Polska SA (b)	82,134	145,267
Polski Koncern Naftowy ORLEN SA	15,843	245,426
Powszechna Kasa Oszczednosci Bank Polski SA (b)	42,879	330,511
Santander Bank Polska SA (b)	3,215	160,233
		1,426,464
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	157,215	991,810
Jeronimo Martins SGPS SA	18,375	310,712
		1,302,522
Security Description	Shares	Value
QATAR — 0.1%
Commercial Bank PQSC	257,105	$310,701
Qatar Electricity & Water Co. QSC	95,386	467,630
Qatar National Bank QPSC	221,965	1,086,964
		1,865,295
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	25,941	165,125
RUSSIA — 0.7%
Gazprom PJSC ADR (d)	377,479	2,111,617
LUKOIL PJSC ADR	35,684	2,439,358
Magnit PJSC GDR	7,252	127,635
MMC Norilsk Nickel PJSC ADR (d)	33,916	1,067,676
Mobile TeleSystems PJSC ADR	80,184	717,647
Novatek PJSC GDR	714	116,668
Sberbank of Russia PJSC ADR	103,461	1,502,254
Surgutneftegas PJSC ADR	111,799	615,744
Tatneft PJSC ADR (d)	30,760	1,255,008
		9,953,607
SAUDI ARABIA — 0.7%
Abdullah Al Othaim Markets Co.	12,698	415,640
Advanced Petrochemical Co.	18,441	329,339
Al Rajhi Bank	24,171	474,194
Alinma Bank (b)	12,193	52,586
Arab National Bank	26,836	143,780
Bank AlBilad	57,407	433,812
Bank Al-Jazira	13,178	47,982
Banque Saudi Fransi	21,568	181,669
Bupa Arabia for Cooperative Insurance Co. (b)	13,976	455,237
Co. for Cooperative Insurance (b)	16,557	351,741
Dar Al Arkan Real Estate Development Co. (b)	65,730	151,728
Dr Sulaiman Al Habib Medical Services Group Co.	7,522	218,546
Emaar Economic City (b)	477,513	1,172,272
Etihad Etisalat Co. (b)	49,960	381,532
Jarir Marketing Co.	21,928	1,013,518
Mobile Telecommunications Co. (b)	40,403	146,466
National Commercial Bank	29,319	338,783
Rabigh Refining & Petrochemical Co. (b)	29,084	107,138
Riyad Bank	66,161	356,235
Sahara International Petrochemical Co.	10,029	46,301
Samba Financial Group	16,132	131,366
Saudi Airlines Catering Co.	46,438	954,358
Saudi Arabian Fertilizer Co.	8,232	176,858
Saudi Arabian Mining Co. (b)	13,662	147,487

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Saudi British Bank	19,410	$127,896
Saudi Cement Co.	27,714	454,316
Saudi Electricity Co.	70,155	398,310
Saudi Industrial Investment Group	13,408	97,926
Saudi Kayan Petrochemical Co. (b)	13,940	53,135
Saudi Telecom Co.	17,444	492,873
Savola Group	17,001	192,596
		10,045,620
SINGAPORE — 0.7%
Ascendas Real Estate Investment Trust	72,100	162,568
CapitaLand Integrated Commercial Trust REIT	7,200	11,767
CapitaLand, Ltd.	358,256	889,101
DBS Group Holdings, Ltd.	165,529	3,136,115
Mapletree Logistics Trust REIT	143,400	218,087
Singapore Exchange, Ltd.	200,800	1,409,922
Singapore Telecommunications, Ltd.	729,600	1,275,206
United Overseas Bank, Ltd.	171,829	2,936,948
Venture Corp., Ltd.	5,700	83,754
		10,123,468
SOUTH AFRICA — 1.2%
Anglo American Platinum, Ltd.	5,056	496,745
Anglo American PLC	82,414	2,731,339
Aspen Pharmacare Holdings, Ltd. (b)	29,710	253,578
Bid Corp., Ltd.	19,899	356,329
Bidvest Group, Ltd.	24,236	259,078
Capitec Bank Holdings, Ltd. (b)	6,389	623,144
Discovery, Ltd.	65,297	682,543
Exxaro Resources, Ltd.	17,939	169,635
FirstRand, Ltd.	307,512	1,068,533
Gold Fields, Ltd.	65,508	613,526
Harmony Gold Mining Co., Ltd. (b)	8,208	40,010
Impala Platinum Holdings, Ltd.	17,250	237,105
Mr. Price Group, Ltd.	26,829	311,692
MTN Group, Ltd. (d)	107,751	441,531
MultiChoice Group, Ltd.	28,335	258,490
Naspers, Ltd. Class N	26,023	5,349,165
Nedbank Group, Ltd.	13,414	118,243
Old Mutual, Ltd. (d)	196,392	160,162
Rand Merchant Investment Holdings, Ltd.	31,276	68,242
Remgro, Ltd.	33,218	217,552
Sanlam, Ltd.	194,976	779,838
Sasol, Ltd. (b)	27,141	247,468
Sibanye Stillwater, Ltd.	74,112	302,730
Standard Bank Group, Ltd.	95,529	826,471
Security Description	Shares	Value
Woolworths Holdings, Ltd.	53,246	$143,330
		16,756,479
SOUTH KOREA — 4.3%
Alteogen, Inc. (b)	951	157,318
Amorepacific Corp. (b)	554	105,058
AMOREPACIFIC Group (b)	528	26,684
BGF retail Co., Ltd. (b)	741	92,429
Celltrion Healthcare Co., Ltd. (b)	2,277	341,665
Celltrion Pharm, Inc. (b)	1,224	268,845
Celltrion, Inc. (b)	6,861	2,267,421
CJ CheilJedang Corp. (b)	2,241	785,990
CJ Corp. (b)	774	65,622
Coway Co., Ltd. (b)	2,986	199,836
Doosan Heavy Industries & Construction Co., Ltd. (b)	6,211	77,187
E-MART, Inc. (b)	2,631	366,930
Hana Financial Group, Inc.	23,024	731,224
Hanmi Pharm Co., Ltd. (b)	411	138,665
Hanwha Solutions Corp. (b)	2,383	105,078
Helixmith Co., Ltd. (b)	376	11,422
HLB, Inc. (b)	3,221	274,273
Hotel Shilla Co., Ltd. (b)	3,236	245,165
Hyundai Engineering & Construction Co., Ltd. (b)	2,718	93,703
Hyundai Heavy Industries Holdings Co., Ltd. (b)	795	207,477
Hyundai Mobis Co., Ltd. (b)	3,682	866,014
Hyundai Motor Co. (b)	10,124	1,789,384
Hyundai Steel Co. (b)	6,281	228,968
Kakao Corp.	2,985	1,070,291
KB Financial Group, Inc.	29,585	1,181,984
Kia Motors Corp. (b)	19,458	1,117,720
Korea Aerospace Industries, Ltd. (b)	4,340	103,077
Korea Electric Power Corp. ADR (b)	41,321	507,009
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	4,455	444,967
Korea Zinc Co., Ltd. (b)	2,004	740,685
KT&G Corp. (b)	13,061	999,143
LG Chem, Ltd. (b)	1,950	1,479,149
LG Chem, Ltd. Preference Shares (b)	559	196,316
LG Electronics, Inc.	13,024	1,618,558
LG Household & Health Care, Ltd. (b)	971	1,448,053
Lotte Chemical Corp. (b)	1,757	446,407
NAVER Corp. (b)	10,076	2,713,090
NCSoft Corp. (b)	1,651	1,414,969
Pearl Abyss Corp. (b)	741	177,559
POSCO ADR	20,465	1,275,174
Samsung Biologics Co., Ltd. (b)(e)	599	455,467
Samsung C&T Corp. (b)	4,263	541,558

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Samsung Electro-Mechanics Co., Ltd. (b)	2,650	$434,226
Samsung Electronics Co., Ltd. GDR	11,556	21,089,700
Samsung Electronics Co., Ltd. Preference Shares	25,671	1,739,285
Samsung Fire & Marine Insurance Co., Ltd. (b)	4,059	700,601
Samsung Heavy Industries Co., Ltd. (b)	31,088	201,473
Samsung SDI Co., Ltd.	2,447	1,414,633
Samsung SDS Co., Ltd. (b)	1,670	274,413
Samsung Securities Co., Ltd. (b)	22,157	825,049
Seegene, Inc.	1,017	180,688
Shin Poong Pharmaceutical Co., Ltd. (b)	1,481	169,055
Shinhan Financial Group Co., Ltd.	33,504	988,496
SK Chemicals Co., Ltd. (b)	441	159,341
SK Holdings Co., Ltd.	3,153	698,054
SK Hynix, Inc.	33,389	3,642,269
SK Innovation Co., Ltd. (b)	4,840	846,543
SK Telecom Co., Ltd. ADR	16,709	409,036
		61,150,396
SPAIN — 1.5%
ACS Actividades de Construccion y Servicios SA	18,644	619,342
Aena SME SA (b)(e)	887	154,328
Amadeus IT Group SA	20,959	1,527,380
Banco Bilbao Vizcaya Argentaria SA	363,393	1,794,080
Banco Santander SA (b)	924,669	2,871,439
CaixaBank SA	73,324	188,492
Cellnex Telecom SA (e)	8,905	535,197
Ferrovial SA	41,412	1,145,134
Iberdrola SA	469,281	6,718,008
Industria de Diseno Textil SA	79,218	2,523,984
Naturgy Energy Group SA	28,618	663,895
Repsol SA	106,290	1,072,922
Telefonica SA	337,795	1,341,189
		21,155,390
SWEDEN — 1.9%
Assa Abloy AB Class B	89,584	2,208,907
Atlas Copco AB Class B	74,265	3,330,488
Epiroc AB Class B	74,265	1,256,959
EQT AB (d)	2,905	74,424
Essity AB Class B	4,709	151,662
Evolution Gaming Group AB (e)	9,320	947,372
Hennes & Mauritz AB Class B (b)	63,243	1,324,533
Hexagon AB Class B	282	25,746
Husqvarna AB Class B	104,916	1,360,546
Kinnevik AB Class B	1,491	75,435
Security Description	Shares	Value
Sandvik AB (b)	83,902	$2,056,544
Securitas AB Class B	55,765	901,401
Skandinaviska Enskilda Banken AB Class A (b)	99,779	1,026,639
Skanska AB Class B	55,585	1,419,312
SKF AB Class B	36,563	950,076
Svenska Handelsbanken AB Class A (b)	122,533	1,232,410
Swedbank AB Class A (b)	60,776	1,066,543
Swedish Match AB	12,743	989,642
Tele2 AB Class B	61,452	812,621
Telefonaktiebolaget LM Ericsson Class B	233,770	2,779,320
Telia Co. AB	134,874	557,722
Volvo AB Class B (b)	95,937	2,263,924
		26,812,226
SWITZERLAND — 6.4%
ABB, Ltd.	154,218	4,311,021
Adecco Group AG	13,817	924,729
Alcon, Inc. (b)	29,762	1,981,103
Cie Financiere Richemont SA	34,955	3,166,691
Coca-Cola HBC AG	11,057	359,268
Credit Suisse Group AG	116,936	1,508,084
Geberit AG	3,731	2,339,182
Givaudan SA	992	4,185,938
Julius Baer Group, Ltd.	12,416	716,348
Kuehne + Nagel International AG	8,015	1,820,705
LafargeHolcim, Ltd.	23,752	1,306,434
Logitech International SA	5,277	512,925
Lonza Group AG	4,452	2,864,752
Nestle SA	179,249	21,142,034
Novartis AG	133,661	12,648,614
Roche Holding AG	42,475	14,847,870
SGS SA	652	1,969,387
Sika AG	7,991	2,185,897
Sonova Holding AG (b)	2,037	530,019
STMicroelectronics NV	37,160	1,376,744
Swatch Group AG	3,936	1,075,337
Swiss Re AG	22,723	2,142,355
Temenos AG	3,913	547,364
UBS Group AG	248,529	3,506,032
Zurich Insurance Group AG	10,850	4,584,507
		92,553,340
TAIWAN — 4.0%
Accton Technology Corp.	11,000	123,710
Acer, Inc.	384,000	323,212
Advantech Co., Ltd.	36,954	460,314
ASE Technology Holding Co., Ltd.	130,000	376,148
ASMedia Technology, Inc.	2,000	111,752
Asustek Computer, Inc.	11,000	98,067
AU Optronics Corp. ADR (b)(d)	228,082	1,129,006
Catcher Technology Co., Ltd.	43,000	315,254

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Cathay Financial Holding Co., Ltd.	203,595	$306,139
Chicony Electronics Co., Ltd.	132,443	406,313
China Development Financial Holding Corp.	387,000	128,091
China Life Insurance Co., Ltd.	210,114	166,009
Chunghwa Telecom Co., Ltd. ADR (d)	61,095	2,359,489
Compal Electronics, Inc.	202,000	148,815
CTBC Financial Holding Co., Ltd.	553,558	388,109
Delta Electronics, Inc.	129,785	1,214,800
E.Sun Financial Holding Co., Ltd.	947,349	861,441
Eclat Textile Co., Ltd.	18,650	280,434
Feng TAY Enterprise Co., Ltd.	54,166	384,587
Formosa Plastics Corp.	351,000	1,204,228
Foxconn Technology Co., Ltd.	24,240	46,068
Fubon Financial Holding Co., Ltd.	375,000	623,932
Giant Manufacturing Co., Ltd.	88,000	861,271
Globalwafers Co., Ltd.	28,000	705,531
Highwealth Construction Corp.	412,340	672,852
Hiwin Technologies Corp.	26,084	356,940
Hon Hai Precision Industry Co., Ltd. GDR	534,313	3,483,721
Hotai Motor Co., Ltd.	7,000	160,189
Innolux Corp. (b)	321,000	161,083
Largan Precision Co., Ltd.	7,000	795,964
MediaTek, Inc.	112,000	2,977,578
Mega Financial Holding Co., Ltd.	25,948	27,520
Micro-Star International Co., Ltd.	79,000	372,535
Oneness Biotech Co., Ltd. (b)	12,000	102,925
Pegatron Corp.	48,000	114,969
Phison Electronics Corp.	40,000	473,343
Pou Chen Corp.	127,000	141,925
Powertech Technology, Inc.	127,000	428,938
President Chain Store Corp.	35,000	331,963
Ruentex Development Co., Ltd.	106,369	154,833
Standard Foods Corp.	195,822	427,215
Taishin Financial Holding Co., Ltd.	831,495	392,103
Taiwan Business Bank	2,151,133	744,911
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	256,252	27,941,718
Unimicron Technology Corp.	19,000	59,100
Uni-President Enterprises Corp.	380,000	912,876
United Microelectronics Corp. ADR (d)	233,008	1,964,257
Walsin Technology Corp.	37,000	303,527
Security Description	Shares	Value
Win Semiconductors Corp.	42,000	$517,190
Wiwynn Corp.	4,000	100,221
Yageo Corp.	21,169	390,261
Zhen Ding Technology Holding, Ltd.	127,000	515,268
		58,048,645
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	30,879	720,053
THAILAND — 0.4%
Advanced Info Service PCL	19,100	112,203
Airports of Thailand PCL	76,700	159,365
Asset World Corp. PCL (b)	1,218,100	185,398
B Grimm Power PCL	65,300	105,709
Bangkok Bank PCL	171,176	679,905
Bangkok Expressway & Metro PCL	439,300	121,702
Bumrungrad Hospital PCL	64,500	258,344
Central Pattana PCL	206,300	328,799
CP ALL PCL NVDR (b)	308,200	599,221
Delta Electronics Thailand PCL	24,900	403,919
Electricity Generating PCL	7,700	49,474
Energy Absolute PCL	71,900	118,193
Global Power Synergy PCL Class F	65,000	160,005
Gulf Energy Development PCL	184,920	211,399
Home Product Center PCL	202,100	92,416
Indorama Ventures PCL	123,200	152,150
Kasikornbank PCL	81,800	311,255
Land & Houses PCL	84,600	22,449
Minor International PCL (b)	311,000	267,298
Osotspa PCL	112,700	133,540
PTT Global Chemical PCL	7,100	13,863
PTT PCL	982,120	1,393,194
Ratch Group PCL	37,700	66,692
Siam Cement PCL	8,300	104,720
Siam Commercial Bank PCL NVDR	98,800	288,551
Sri Trang Gloves Thailand PCL	9,800	24,860
Srisawad Corp. PCL	21,700	47,623
Thai Union Group PCL Class F	242,100	109,899
Total Access Communication PCL	10,300	11,431
		6,533,577
TURKEY — 0.1%
Akbank T.A.S. (b)	486,939	454,018
Aselsan Elektronik Sanayi Ve Ticaret A/S	10,251	25,170
BIM Birlesik Magazalar A/S	19,091	193,928
Turkiye Garanti Bankasi A/S (b)	328,991	459,016

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Turkiye Is Bankasi A/S Class C (b)	457,226	$430,620
		1,562,752
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	122,447	206,681
Abu Dhabi Islamic Bank PJSC	212,890	272,405
Aldar Properties PJSC	428,503	367,473
Dubai Islamic Bank PJSC	56,826	71,320
Emaar Malls PJSC (b)	867,759	432,326
Emaar Properties PJSC (b)	140,429	134,956
Emirates NBD Bank PJSC	28,770	80,675
Emirates Telecommunications Group Co. PJSC	99,699	458,711
First Abu Dhabi Bank PJSC	99,609	349,824
		2,374,371
UNITED KINGDOM — 7.5%
3i Group PLC	90,361	1,430,349
Admiral Group PLC	439	17,439
Ashtead Group PLC	1,487	69,883
Associated British Foods PLC (b)	10,303	318,854
AstraZeneca PLC	76,460	7,654,821
Auto Trader Group PLC (e)	55,823	454,791
Aviva PLC	248,922	1,106,538
BAE Systems PLC	213,312	1,425,276
Barclays PLC (b)	1,028,278	2,061,740
Barratt Developments PLC (b)	38,382	351,524
Berkeley Group Holdings PLC	3,405	220,715
BP PLC	1,210,679	4,216,779
British American Tobacco PLC	139,753	5,173,235
British Land Co. PLC REIT	185,692	1,241,236
BT Group PLC	484,429	875,746
Burberry Group PLC (b)	37,350	913,639
CK Hutchison Holdings, Ltd.	121,532	847,951
CNH Industrial NV (b)	57,821	730,462
Compass Group PLC	129,937	2,420,924
Diageo PLC	151,904	5,976,025
Entain PLC (b)	25,337	392,581
Experian PLC	65,306	2,479,028
Fiat Chrysler Automobiles NV (b)	67,918	1,218,262
GlaxoSmithKline PLC	294,625	5,404,737
Hargreaves Lansdown PLC	4,321	90,075
HSBC Holdings PLC (b)	1,156,174	5,987,464
Imperial Brands PLC	68,328	1,434,171
InterContinental Hotels Group PLC (b)	10,968	703,158
J Sainsbury PLC	171,694	529,242
Kingfisher PLC (b)	53,341	197,161
Security Description	Shares	Value
Land Securities Group PLC REIT	86,503	$796,736
Legal & General Group PLC	77,876	283,377
Lloyds Banking Group PLC (b)	3,475,504	1,731,205
London Stock Exchange Group PLC	18,378	2,262,971
M&G PLC	117,928	319,099
Melrose Industries PLC (b)	68,649	167,082
National Grid PLC	292,706	3,460,988
Natwest Group PLC (b)	189,271	433,751
Next PLC (b)	12,829	1,242,643
Ocado Group PLC (b)	24,478	765,234
Pearson PLC (d)	77,397	719,848
Persimmon PLC	12,575	475,630
Prudential PLC	117,928	2,171,386
Reckitt Benckiser Group PLC	40,163	3,591,609
RELX PLC (c)	112,663	2,760,533
RELX PLC (c)	35,624	873,062
Rentokil Initial PLC (b)	27,927	194,539
Rolls-Royce Holdings PLC (b)	538,253	818,538
RSA Insurance Group PLC	80,029	741,046
Sage Group PLC	155,585	1,237,779
Segro PLC REIT	82,918	1,074,054
Severn Trent PLC	50,528	1,580,994
Smith & Nephew PLC	85,906	1,773,180
Smiths Group PLC	25,710	528,745
SSE PLC	110,566	2,267,072
Standard Chartered PLC (b)	175,641	1,118,590
Standard Life Aberdeen PLC	195,323	751,062
Taylor Wimpey PLC (b)	152,116	344,756
Tesco PLC	627,356	1,984,403
Unilever PLC	77,042	4,625,325
Unilever PLC	92,171	5,589,733
United Utilities Group PLC	75,405	922,520
Vodafone Group PLC	1,704,579	2,817,990
Whitbread PLC (b)	16,580	702,585
WPP PLC	91,828	1,004,194
		108,076,065
UNITED STATES — 0.3%
Bausch Health Cos., Inc. (b)	24,299	503,718
Ferguson PLC	16,150	1,961,252
James Hardie Industries PLC CDI (b)	62,182	1,833,901
JBS SA	51,045	232,514
QIAGEN NV (b)	205	10,648
		4,542,033
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	50,880	912,565
TOTAL COMMON STOCKS (Cost $1,267,250,608)		1,432,238,940

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (a)
SPAIN — 0.0%
Repsol SA (expiring 1/26/21) (b) (Cost: $38,464)	109,594	$37,640
WARRANTS — 0.0% (a)
SWITZERLAND — 0.0% (a)
Cie Financiere Richemont SA (expiring 11/22/23) (b)	72,086	18,757
THAILAND — 0.0% (a)
Srisawad Corp. PCL (expiring 8/29/25) (b)	900	303
TOTAL WARRANTS (Cost $0)		19,060
SHORT-TERM INVESTMENT — 2.1%
State Street Navigator Securities Lending Portfolio II (g) (h) (Cost $30,547,946)	30,547,946	30,547,946
TOTAL INVESTMENTS — 101.8% (Cost $1,297,837,018)		1,462,843,586
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(26,196,973)
NET ASSETS — 100.0%		$1,436,646,613

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	All or a portion of the shares of the security are on loan at December 31, 2020.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,427,575,802	$4,663,138	$0(a)	$1,432,238,940
Rights	37,640	—	0(a)	37,640
Warrants	19,060	—	—	19,060
Short-Term Investment	30,547,946	—	—	30,547,946
TOTAL INVESTMENTS	$1,458,180,448	$4,663,138	$0	$1,462,843,586
(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2020.
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	17.6%
Consumer Discretionary	14.1
Information Technology	12.6
Industrials	11.7
Health Care	9.8
Consumer Staples	9.1
Materials	7.9
Communication Services	7.2
Energy	4.3
Utilities	3.1
Real Estate	2.3
Short-Term Investment	2.1
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	905,853	$905,853	$18,255,390	$19,161,243	$—	$—	—	$—	$300
State Street Navigator Securities Lending Portfolio II	17,817,316	17,817,316	54,601,819	41,871,189	—	—	30,547,946	30,547,946	32,533
Total		$18,723,169	$72,857,209	$61,032,432	$—	$—		$30,547,946	$32,833
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
ARGENTINA — 0.1%
Adecoagro SA (a)	2,949	$20,053
Banco Macro SA ADR (a)	220	3,426
Despegar.com Corp. (a)	1,725	22,097
Globant SA (a)	720	156,679
IRSA Propiedades Comerciales SA ADR	36	330
MercadoLibre, Inc. (a)	215	360,172
Pampa Energia SA ADR (a)	1,612	22,213
		584,970
AUSTRALIA — 2.4%
Afterpay, Ltd. (a)	832	75,758
Alumina, Ltd.	182,299	258,131
AMP, Ltd.	48,227	58,054
Australia & New Zealand Banking Group, Ltd.	12,033	210,776
BHP Group PLC	3,546	93,309
BHP Group, Ltd.	14,959	489,774
Boral, Ltd.	73,757	281,727
Brambles, Ltd.	35,942	293,987
Coca-Cola Amatil, Ltd.	17,608	175,683
Coles Group, Ltd.	16,401	229,577
Commonwealth Bank of Australia	3,970	251,540
Cooper Energy, Ltd. (a)(b)	61,885	18,624
CSL, Ltd.	6,331	1,383,424
De Grey Mining, Ltd. (a)	15,481	12,125
Deterra Royalties, Ltd. (a)(b)	6,004	22,238
Ecofibre, Ltd. (a)(b)	6,018	8,846
EML Payments, Ltd. (a)(b)	9,058	29,217
Fortescue Metals Group, Ltd.	26,753	483,688
Glencore PLC (a)	28,270	90,040
Iluka Resources, Ltd.	6,004	30,068
Insurance Australia Group, Ltd.	80,202	290,873
Kogan.com, Ltd. (b)	3,787	55,523
LendLease Corp., Ltd. Stapled Security	42,424	428,848
Macquarie Group, Ltd.	7,279	777,820
Megaport, Ltd. (a)	6,904	75,916
Mesoblast, Ltd. (a)(b)	4,812	8,355
National Australia Bank, Ltd.	15,982	278,715
Newcrest Mining, Ltd.	8,442	167,938
Origin Energy, Ltd.	26,747	98,243
Orora, Ltd. (b)	2,125	4,427
OZ Minerals, Ltd.	25,855	376,675
PolyNovo, Ltd. (a)(b)	25,060	75,030
Pro Medicus, Ltd. (b)	2,237	58,966
QBE Insurance Group, Ltd.	12,593	82,889
Redbubble, Ltd. (a)	3,232	13,767
Rio Tinto PLC	11,404	852,701
Rio Tinto, Ltd.	901	79,141
Santos, Ltd.	22,503	108,875
Scentre Group REIT	37,535	80,520
Shopping Centres Australasia Property Group REIT	455,105	884,978
Security Description	Shares	Value
Sonic Healthcare, Ltd.	19,953	$495,005
South32, Ltd.	10,995	20,948
Suncorp Group, Ltd.	26,372	198,209
Sydney Airport Stapled Security (a)	3,257	16,110
Temple & Webster Group, Ltd. (a)	1,391	11,882
Transurban Group Stapled Security	33,363	351,671
Vicinity Centres REIT (b)	139,517	172,792
Wesfarmers, Ltd.	16,401	637,854
West African Resources, Ltd. (a)	32,458	26,173
Westpac Banking Corp.	18,483	276,263
Woodside Petroleum, Ltd.	8,283	145,345
Woolworths Group, Ltd.	6,205	188,220
		11,837,258
AUSTRIA — 0.2%
DO & Co. AG (a)(b)	3,758	307,153
OMV AG	7,221	291,563
S&T AG (a)	1,002	23,662
Schoeller-Bleckmann Oilfield Equipment AG	4,695	178,656
		801,034
BELGIUM — 0.3%
Anheuser-Busch InBev SA	4,184	291,853
Biocartis Group NV (a)(c)	7,926	45,095
Solvay SA	2,441	289,350
UCB SA	6,324	653,684
		1,279,982
BRAZIL — 0.7%
Ambev SA ADR	54,666	167,278
Anima Holding SA (a)	13,810	95,714
Banco Bradesco SA ADR	64,076	337,040
Banco Inter SA	2,294	43,480
BK Brasil Operacao e Assessoria a Restaurantes SA	1,585	3,326
Cia Energetica de Minas Gerais ADR (b)	6,430	18,518
Cia Siderurgica Nacional SA ADR	26,864	159,841
Construtora Tenda SA	5,860	34,060
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,790	38,537
Even Construtora e Incorporadora SA	40,511	93,747
Ez Tec Empreendimentos e Participacoes SA	9,276	76,612
Gerdau SA ADR	24,239	113,196
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	1,022	4,907
Itau Unibanco Holding SA Preference Shares ADR	52,302	318,519

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Light SA (a)	300	$1,404
Linx SA	4,560	32,886
Locaweb Servicos de Internet SA (c)	1,200	18,591
Marfrig Global Foods SA (a)	1,813	5,065
Minerva SA	11,428	22,398
Natura & Co. Holding SA ADR (b)	7,121	142,420
Omega Geracao SA (a)	19,225	149,382
Petro Rio SA (a)	16,260	219,724
Petroleo Brasileiro SA Preference Shares ADR	35,605	393,791
Petroleo Brasileiro SA ADR	13,838	155,401
Santos Brasil Participacoes SA	1,932	1,953
Trisul SA	17,118	40,371
Vale SA ADR	41,937	702,864
Via Varejo S/A (a)	13,095	40,741
Wheaton Precious Metals Corp.	4,810	200,706
Yara International ASA	3,066	127,482
		3,759,954
CANADA — 3.0%
Advantage Oil & Gas, Ltd. (a)(b)	19,715	26,462
Alamos Gold, Inc. Class A	624	5,447
Altius Minerals Corp. (b)	5,308	57,038
Aphria, Inc. (a)(b)	3,157	21,807
Aurinia Pharmaceuticals, Inc. (a)	4,976	68,586
Aurora Cannabis, Inc. (a)(b)	415	3,453
B2Gold Corp.	5,986	33,501
Ballard Power Systems, Inc. (a)	5,399	126,203
Bank of Montreal (b)	4,043	307,128
Bank of Nova Scotia (b)	4,980	268,936
Barrick Gold Corp.	7,134	162,391
Birchcliff Energy, Ltd. (b)	2,730	3,793
Brookfield Asset Management, Inc. Class A	17,175	709,379
Cameco Corp. (b)	10,264	137,364
Canacol Energy, Ltd. (b)	13,226	38,930
Canada Goose Holdings, Inc. (a)(b)	491	14,584
Canadian Imperial Bank of Commerce	1,814	154,802
Canadian National Railway Co.	7,743	850,514
Canadian Natural Resources, Ltd.	7,743	185,917
Canadian Pacific Railway, Ltd. (b)	1,631	565,255
Canadian Tire Corp., Ltd. Class A (b)	1,916	251,652
Canopy Growth Corp. (a)(b)	1,305	32,082
Cenovus Energy, Inc. (b)	9,848	59,907
Corby Spirit and Wine, Ltd.	3,418	45,341
Crescent Point Energy Corp. (b)	5,079	11,840
Security Description	Shares	Value
Cronos Group, Inc. (a)(b)	3,956	$27,450
Docebo, Inc. (a)	900	58,458
Dundee Precious Metals, Inc. (b)	5,778	41,498
Enbridge, Inc.	10,662	340,699
Endeavour Silver Corp. (a)(b)	24,343	122,861
Enerplus Corp. (b)	10,155	31,724
Equinox Gold Corp. (a)(b)	7,410	76,601
Equitable Group, Inc.	500	39,639
First Majestic Silver Corp. (a)(b)	34,603	463,908
George Weston, Ltd.	613	45,749
goeasy, Ltd.	706	53,560
IAMGOLD Corp. (a)(b)	9,032	33,108
IGM Financial, Inc. (b)	3,038	82,293
Imperial Oil, Ltd. (b)	5,612	106,425
Jamieson Wellness, Inc. (b)	1,515	42,965
Just Energy Group, Inc. (a)	4	19
Kinaxis, Inc. (a)(b)	208	29,443
Kinross Gold Corp.	16,670	122,212
Kirkland Lake Gold, Ltd.	2,224	91,823
Lightspeed POS, Inc. (a)	1,720	121,291
Lithium Americas Corp. (a)	2,860	35,873
Loblaw Cos., Ltd.	6,309	311,043
MAG Silver Corp. (a)(b)	208	4,255
Manulife Financial Corp.	20,174	358,666
MEG Energy Corp. (a)(b)	3,242	11,324
Minto Apartment Real Estate Investment Trust	5,600	89,538
MTY Food Group, Inc. (b)	3,136	142,646
National Bank of Canada (b)	10,664	599,662
New Gold, Inc. (a)	14,443	31,743
NexGen Energy, Ltd. (a)	27,900	76,867
Novagold Resources, Inc. (a)	624	6,034
Nutrien, Ltd. (b)	6,301	302,883
Onex Corp. (b)	6,710	384,798
Organigram Holdings, Inc. (a)(b)	6,413	8,507
Orla Mining, Ltd. (a)(b)	1,700	9,154
Osisko Mining, Inc. (a)	25,157	73,062
Pan American Silver Corp.	832	28,669
Park Lawn Corp. (b)	3,444	75,530
Premier Gold Mines, Ltd. (a)(b)	21,989	51,952
Pretium Resources, Inc. (a)	2,328	26,660
Real Matters, Inc. (a)(b)	6,827	102,941
Rogers Communications, Inc. Class B	10,678	496,686
Roxgold, Inc. (a)	12,900	16,302
Royal Bank of Canada	9,353	767,842
Sandstorm Gold, Ltd. (a)(b)	832	5,956
Shaw Communications, Inc. Class B (b)	7,338	128,674
Shopify, Inc. Class A (a)	715	806,659
Silvercorp Metals, Inc. (b)	7,202	48,108
SilverCrest Metals, Inc. (a)(b)	34,111	379,933
SNC-Lavalin Group, Inc. (b)	4,471	76,260
SSR Mining, Inc. (a)(b)	6,975	139,938

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Summit Industrial Income REIT	5,583	$59,818
Sun Life Financial, Inc.	10,997	488,564
Suncor Energy, Inc.	15,678	262,736
TC Energy Corp. (b)	7,031	285,600
Teck Resources, Ltd. Class B	5,591	101,375
TELUS Corp. (b)	31,576	624,828
Teranga Gold Corp. (a)	8,998	96,478
Tilray, Inc. Class 2 (a)	1,302	10,754
Torex Gold Resources, Inc. (a)(b)	1,302	19,510
Toronto-Dominion Bank	15,130	854,121
TransAlta Corp.	17,484	132,708
Uranium Participation Corp. (a)	5,308	20,457
Wesdome Gold Mines, Ltd. (a)	7,316	60,986
WPT Industrial Real Estate Investment Trust	6,296	90,977
Yamana Gold, Inc.	13,227	75,479
		14,856,594
CAYMAN ISLANDS — 0.0% (d)
China Online Education Group ADR (a)(b)	1,400	37,954
CHILE — 0.0% (d)
Enel Americas SA ADR (b)	6,513	53,537
Enel Chile SA ADR	3,378	13,140
Liberty Latin America, Ltd. Class C (a)	1,050	11,645
Sociedad Quimica y Minera de Chile SA ADR	694	34,068
		112,390
CHINA — 4.3%
111, Inc. ADR (a)	1,660	11,537
21Vianet Group, Inc. ADR (a)	2,754	95,536
AAC Technologies Holdings, Inc. (b)	2,500	13,993
Agricultural Bank of China, Ltd. Class H	311,000	113,910
AK Medical Holdings, Ltd. (c)	4,000	6,944
Alibaba Group Holding, Ltd. ADR (a)	15,552	3,619,417
Alibaba Health Information Technology, Ltd. (a)	12,000	35,440
Anhui Conch Cement Co., Ltd. Class H	6,000	37,568
ANTA Sports Products, Ltd.	5,000	79,251
Aoyuan Healthy Life Group Co., Ltd. (b)	16,000	10,317
Ascletis Pharma, Inc. (a)(b)(c)	6,000	2,221
Autohome, Inc. ADR	491	48,913
Baidu, Inc. ADR (a)	2,138	462,321
Bank of China, Ltd. Class H	685,000	234,109
Bank of Communications Co., Ltd. Class H	213,000	112,628
Baozun, Inc. ADR (a)(b)	5,891	202,356
Beijing BDStar Navigation Co., Ltd. Class A (a)	1,000	7,836
Security Description	Shares	Value
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	5,000	$14,122
Beijing Enterprises Urban Resources Group, Ltd. (a)	36,000	10,307
Beijing Shunxin Agriculture Co., Ltd. Class A	1,400	15,632
Beijing Sinnet Technology Co., Ltd. Class A	9,500	25,108
Beijing Tiantan Biological Products Corp., Ltd. Class A	10,980	70,477
Centre Testing International Group Co., Ltd. Class A	7,857	33,101
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	23,800	65,612
China CITIC Bank Corp., Ltd. Class H	79,000	33,520
China Conch Venture Holdings, Ltd.	5,000	24,310
China Construction Bank Corp. Class H	697,000	529,457
China Gas Holdings, Ltd.	18,800	74,678
China Life Insurance Co., Ltd. Class H	97,000	213,920
China Meidong Auto Holdings, Ltd.	2,000	8,125
China Mengniu Dairy Co., Ltd. (a)	9,000	54,321
China Merchants Bank Co., Ltd. Class H	149,174	942,696
China Minsheng Banking Corp., Ltd. Class H (b)	48,000	27,362
China Mobile, Ltd.	49,000	279,319
China National Software & Service Co., Ltd. Class A	1,200	14,548
China New Higher Education Group, Ltd. (c)	2,000	1,243
China Overseas Land & Investment, Ltd.	59,000	128,290
China Overseas Property Holdings, Ltd.	5,000	2,605
China Pacific Insurance Group Co., Ltd. Class H	18,600	72,804
China Petroleum & Chemical Corp. Class H	357,200	159,854
China Resources Beer Holdings Co., Ltd.	8,000	73,667
China Resources Gas Group, Ltd.	2,000	10,640
China Resources Land, Ltd.	15,000	61,905
China Shenhua Energy Co., Ltd. Class H	46,000	86,615
China Telecom Corp., Ltd. Class H	220,000	61,002
China Tower Corp., Ltd. Class H (b)(c)	244,000	35,874
China TransInfo Technology Co., Ltd. Class A	9,800	28,842

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
China Unicom Hong Kong, Ltd.	34,000	$19,513
China Vanke Co., Ltd. Class H	7,300	25,184
Chlitina Holding, Ltd.	2,000	14,094
Chongqing Brewery Co., Ltd. Class A	2,100	38,463
CITIC, Ltd.	95,000	67,263
CNOOC, Ltd.	115,000	106,489
COFCO Meat Holdings, Ltd. (b)	83,000	28,795
COSCO SHIPPING Ports, Ltd.	37,589	26,130
Country Garden Holdings Co., Ltd.	82,365	113,873
Country Garden Services Holdings Co., Ltd.	4,000	27,058
CSPC Pharmaceutical Group, Ltd.	26,880	27,491
CStone Pharmaceuticals (a)(b)(c)	7,500	9,750
Daqo New Energy Corp. ADR (a)	7,460	427,906
ENN Energy Holdings, Ltd.	1,800	26,418
Ever Sunshine Lifestyle Services Group, Ltd.	20,000	43,901
Fu Jian Anjoy Foods Co., Ltd. Class A	400	11,875
G-bits Network Technology Xiamen Co., Ltd. Class A	300	19,672
Geely Automobile Holdings, Ltd.	17,000	58,100
GSX Techedu, Inc. ADR (a)(b)	440	22,752
Guangdong Hongda Blasting Co., Ltd. Class A	9,100	50,356
Guangdong Investment, Ltd.	4,000	7,202
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	7,300	47,474
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	7,800	153,823
Guangzhou Tinci Materials Technology Co., Ltd. Class A	700	11,184
Health & Happiness H&H International Holdings, Ltd.	50,500	186,920
Hengan International Group Co., Ltd.	8,500	60,183
Homeland Interactive Technology, Ltd.	138,000	93,615
Huami Corp. ADR (a)(b)	624	7,394
Huaneng Power International, Inc. Class H	188,000	68,616
HUYA, Inc. ADR (a)(b)	1,445	28,799
iClick Interactive Asia Group, Ltd. ADR (a)	1,000	8,540
Industrial & Commercial Bank of China, Ltd. Class H	483,000	313,327
Innovent Biologics, Inc. (a)(c)	5,500	58,200
Intco Medical Technology Co., Ltd. Class A	1,600	41,412
Security Description	Shares	Value
JD.com, Inc. ADR (a)	6,444	$566,428
Jiangsu King's Luck Brewery JSC, Ltd. Class A	8,000	70,658
JinkoSolar Holding Co., Ltd. ADR (a)(b)	3,659	226,382
Jinyu Bio-Technology Co., Ltd. Class A	9,000	28,940
JiuGui Liquor Co., Ltd. Class A	1,400	33,725
JOYY, Inc. ADR	389	31,112
Kaisa Prosperity Holdings, Ltd. (b)	18,500	45,571
Konka Group Co., Ltd. Class B	279,900	89,163
Lenovo Group, Ltd.	34,000	32,098
Li Ning Co., Ltd.	6,500	44,681
Lingyi iTech Guangdong Co. Class A	12,300	22,700
Longfor Group Holdings, Ltd. (c)	8,500	49,769
Meituan Class B (a)	31,000	1,177,815
Microport Scientific Corp.	3,006	16,263
Momo, Inc. ADR	1,112	15,524
NanJi E-Commerce Co., Ltd. Class A	18,300	38,534
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	10,000	54,074
NetEase, Inc. ADR	3,139	300,622
New Oriental Education & Technology Group, Inc. ADR (a)	833	154,780
NIO, Inc. ADR (a)	8,971	437,247
Niu Technologies ADR (a)(b)	1,220	34,221
PetroChina Co., Ltd. Class H	186,000	57,571
PICC Property & Casualty Co., Ltd. Class H	193,788	146,706
Pinduoduo, Inc. ADR (a)	2,002	355,695
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	1,100	13,335
Ping An Insurance Group Co. of China, Ltd. Class H	48,500	594,221
Postal Savings Bank of China Co., Ltd. Class H (c)	79,000	44,626
Prosus NV	3,351	362,286
Q Technology Group Co., Ltd. (b)	18,000	30,504
Qutoutiao, Inc. ADR (a)(b)	11,194	17,798
Sanquan Food Co., Ltd. Class A	1,900	7,589
Scholar Education Group (b)	11,000	18,442
Semiconductor Manufacturing International Corp. (a)	8,000	22,802
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	1,300	20,869
Shanghai Baosight Software Co., Ltd. Class A	2,100	22,297

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Shanxi Meijin Energy Co., Ltd. Class A (a)	22,000	$22,621
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	900	51,990
Shengyi Technology Co., Ltd. Class A	8,700	37,711
Shenzhen Goodix Technology Co., Ltd. Class A	400	9,577
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,000	26,860
Shenzhen SC New Energy Technology Corp. Class A	600	13,447
Shenzhou International Group Holdings, Ltd.	7,900	154,865
Sichuan Swellfun Co., Ltd. Class A	1,400	17,890
Skshu Paint Co., Ltd. Class A	300	6,996
Sohu.com, Ltd. ADR (a)	2,346	37,395
Sunac China Holdings, Ltd.	8,000	29,560
Sunac Services Holdings, Ltd. (a)(c)	257	569
Sunny Optical Technology Group Co., Ltd.	8,100	177,276
TAL Education Group ADR (a)	2,837	202,874
Tencent Holdings, Ltd.	52,000	3,782,379
Tongdao Liepin Group (a)	17,600	42,401
Trip.com Group, Ltd. ADR (a)	2,751	92,791
Uxin, Ltd. ADR (a)(b)	13,256	11,566
Vipshop Holdings, Ltd. ADR (a)	5,890	165,568
Visionox Technology, Inc. Class A (a)	10,400	18,249
Walvax Biotechnology Co., Ltd. Class A	7,700	45,702
Weimob, Inc. (a)(b)(c)	12,000	21,574
Will Semiconductor Co., Ltd. Class A	600	21,343
Winning Health Technology Group Co., Ltd. Class A	10,290	27,718
Wuhan Guide Infrared Co., Ltd. Class A	12,529	80,516
WUS Printed Circuit Kunshan Co., Ltd. Class A	8,700	25,163
Wuxi Biologics Cayman, Inc. (a)(c)	13,500	178,982
XD, Inc. (a)	7,200	43,504
Xiaomi Corp. Class B (a)(c)	58,800	251,767
Yanzhou Coal Mining Co., Ltd. Class H	34,000	27,186
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	13,800	15,715
Yum China Holdings, Inc.	5,306	302,920
Zai Lab, Ltd. ADR (a)	416	56,301
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	1,500	17,709
Security Description	Shares	Value
ZTO Express Cayman, Inc. ADR	2,055	$59,924
		21,769,682
COLOMBIA — 0.0% (d)
Bancolombia SA ADR	900	36,162
Millicom International Cellular SA SDR (a)	1,111	43,804
		79,966
DENMARK — 0.8%
Ambu A/S Class B (b)	500	21,632
AP Moller - Maersk A/S Class B	202	451,416
Chemometec A/S	531	50,451
Danske Bank A/S (a)	8,741	144,618
Drilling Co. of 1972 A/S (a)	396	12,544
DSV Panalpina A/S	8,662	1,452,328
Novo Nordisk A/S Class B	19,150	1,343,034
Zealand Pharma A/S (a)(b)	8,647	313,558
		3,789,581
EGYPT — 0.0% (d)
Cleopatra Hospital (a)	74,059	22,411
Heliopolis Housing	56,308	21,836
Medinet Nasr Housing	22,172	5,384
		49,631
FINLAND — 0.4%
Admicom Oyj	191	31,549
BasWare Oyj (a)	377	19,374
Fortum Oyj	6,812	164,196
Musti Group Oyj	1,823	54,737
Neles Oyj	4,061	53,937
Nokia Oyj (a)	42,216	162,760
Nordea Bank Abp (a)(e)	28,298	231,620
Nordea Bank Abp (a)(e)	496	4,049
Outotec Oyj	17,461	174,654
Sampo Oyj Class A	4,776	202,016
UPM-Kymmene Oyj	15,545	579,542
Valmet Oyj	798	22,808
Wartsila OYJ Abp	13,837	137,982
		1,839,224
FRANCE — 2.7%
AB Science SA (a)	3,074	73,945
Accor SA (a)	8,533	309,040
Air Liquide SA	1,110	182,330
Airbus SE (a)	3,473	381,510
Alstom SA (a)	8,175	466,218
AXA SA	16,398	391,484
BNP Paribas SA (a)	8,727	460,272
Bouygues SA	4,987	205,327
Capgemini SE	6,120	949,494
Carrefour SA	11,248	193,088
CGG SA (a)	12,315	12,205
Credit Agricole SA (a)	17,818	224,989
Danone SA	5,089	334,745

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Engie SA (a)	8,355	$127,989
EssilorLuxottica SA	3,877	605,059
Fnac Darty SA (a)	4,165	268,564
Hermes International	18	19,372
Innate Pharma SA (a)(b)	6,010	25,458
Kering SA	1,018	740,369
L'Oreal SA	1,932	734,700
LVMH Moet Hennessy Louis Vuitton SE	1,630	1,018,932
Novacyt SA (a)	759	9,101
Orange SA	23,901	284,662
Pernod Ricard SA	2,325	446,057
Publicis Groupe SA	4,695	234,149
Renault SA (a)	5,793	253,468
Sanofi	7,632	734,911
Schneider Electric SE	5,510	797,550
Societe Generale SA (a)	7,652	159,370
Sodexo SA	4,878	413,138
TOTAL SE	14,491	625,885
Unibail-Rodamco-Westfield (b)	11,069	43,561
Unibail-Rodamco-Westfield REIT	1,835	144,996
Valneva SE (a)	1,288	12,214
Veolia Environnement SA	14,666	359,071
Vinci SA	7,128	709,578
Vivendi SA	18,014	581,442
		13,534,243
GERMANY — 2.5%
Adidas AG (a)	3,047	1,110,618
AIXTRON SE (a)	2,525	44,071
Allianz SE	3,872	950,833
BASF SE	6,324	500,786
Bayer AG	8,137	479,433
Commerzbank AG (a)	5,715	36,823
CompuGroup Medical SE & Co. KgaA	9,248	889,390
CropEnergies AG	3,554	51,747
Daimler AG	8,762	619,552
Datagroup SE	399	24,459
Delivery Hero SE (a)(c)	113	17,559
Deutsche Bank AG (a)	11,598	126,993
Deutsche Boerse AG	3,038	517,612
Deutsche Lufthansa AG (a)	18,599	246,115
Deutsche Post AG	15,061	746,329
Deutsche Telekom AG	24,852	454,747
E.ON SE	15,575	172,731
Eckert & Ziegler Strahlen- und Medizintechnik AG	330	18,105
Elmos Semiconductor SE	1,407	47,256
Encavis AG	1,426	37,251
Flatex DEGIRO AG (a)	730	56,718
Fresenius Medical Care AG & Co. KGaA	1,529	127,589
HelloFresh SE (a)	2,116	163,627
Home24 SE (a)	1,003	27,490
LPKF Laser & Electronics AG	2,331	83,994
Security Description	Shares	Value
Merck KGaA	5,306	$911,174
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,325	690,706
Puma SE (a)	814	91,908
RWE AG	5,204	220,119
Salzgitter AG (a)	5,191	137,826
SAP SE	7,645	1,002,940
Siemens AG	6,194	890,645
Siemens Energy AG (a)	3,097	113,680
Thyssenkrupp AG (a)	9,746	96,876
Uniper SE	1,206	41,671
VERBIO Vereinigte BioEnergie AG	5,786	217,339
Volkswagen AG	1,835	381,911
Volkswagen AG Preference Shares	1,620	302,120
Westwing Group AG (a)	362	14,668
		12,665,411
GHANA — 0.0% (d)
Tullow Oil PLC (a)(b)	4,086	1,652
HONG KONG — 0.8%
AIA Group, Ltd.	82,600	1,012,013
Bank of East Asia, Ltd.	59,905	127,940
CA Cultural Technology Group, Ltd. (a)	15,000	4,682
China Youzan, Ltd. (a)	168,000	50,050
CK Asset Holdings, Ltd.	102,920	528,282
Hang Lung Properties, Ltd.	104,000	274,290
Henderson Land Development Co., Ltd.	18,910	73,773
Hong Kong Exchanges & Clearing, Ltd.	12,468	683,390
Hong Kong Television Network, Ltd. (a)	8,000	11,782
Link REIT	51,623	470,035
New World Development Co., Ltd.	32,383	150,767
Shangri-La Asia, Ltd. (a)	34,000	30,300
Sino Biopharmaceutical, Ltd.	93,500	90,439
Sun Hung Kai Properties, Ltd.	50,753	654,552
Swire Pacific, Ltd. Class A	8,500	47,138
		4,209,433
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC (a)	9,389	69,367
Richter Gedeon Nyrt	9,567	240,127
		309,494
INDIA — 1.2%
Aarti Drugs, Ltd.	6,022	58,116
Aavas Financiers, Ltd. (a)	5,102	118,393
Adani Green Energy, Ltd. (a)	1,896	27,314
Advanced Enzyme Technologies, Ltd.	4,389	20,108
Alkyl Amines Chemicals	2,532	132,719

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Amber Enterprises India, Ltd.	2,796	$90,032
AstraZeneca Pharma India, Ltd.	410	25,920
Birlasoft, Ltd. (a)	22,561	76,235
Can Fin Homes, Ltd.	4,781	32,677
Central Depository Services India, Ltd.	5,520	40,274
Dixon Technologies India, Ltd.	1,007	185,345
Dr Reddy's Laboratories, Ltd. ADR	10,676	761,092
Granules India, Ltd.	13,213	63,680
ICICI Bank, Ltd. ADR (a)	37,510	557,399
IndiaMart InterMesh, Ltd. (c)	757	66,380
Infosys, Ltd. ADR	68,158	1,155,278
Inox Leisure, Ltd. (a)	1,724	6,661
IOL Chemicals and Pharmaceuticals, Ltd.	8,182	82,931
JB Chemicals & Pharmaceuticals, Ltd.	3,452	48,052
Just Dial, Ltd. (a)	3,253	28,181
Larsen & Toubro, Ltd. GDR	16,002	278,755
Laurus Labs, Ltd. (c)	15,269	73,798
Mahindra & Mahindra, Ltd. GDR	12,408	120,606
Navin Fluorine International, Ltd.	1,570	56,128
Orient Electric, Ltd.	3,828	11,772
Procter & Gamble Health, Ltd.	65	6,065
Radico Khaitan, Ltd.	1,150	7,197
Reliance Industries, Ltd. GDR (c)	13,164	720,071
Reliance Industries, Ltd.	7,500	203,781
SpiceJet, Ltd. (a)	3,200	4,158
State Bank of India GDR (a)	7,127	266,906
Sun Pharma Advanced Research Co., Ltd. (a)	3,612	9,578
Tanla Platforms, Ltd.	9,511	87,720
Tata Motors, Ltd. ADR (a)(b)	10,177	128,230
Thyrocare Technologies, Ltd. (c)	569	7,110
Ujjivan Financial Services, Ltd.	1,082	4,089
Vaibhav Global, Ltd.	1,563	52,342
Vedanta, Ltd. ADR (b)	15,900	139,602
Wipro, Ltd. ADR	60,552	342,119
		6,096,814
INDONESIA — 0.3%
Astra International Tbk PT	263,100	112,824
Bank Central Asia Tbk PT	225,600	543,527
Bank Mandiri Persero Tbk PT	345,700	155,626
Bank Rakyat Indonesia Persero Tbk PT	724,100	214,911
Gudang Garam Tbk PT (a)	19,500	56,904
Telkom Indonesia Persero Tbk PT	1,025,300	241,548
		1,325,340
Security Description	Shares	Value
IRELAND — 0.1%
Cairn Homes PLC (a)	121,748	$145,985
CRH PLC	8,550	355,895
Flutter Entertainment PLC (a)	98	20,013
Glenveagh Properties PLC (a)(c)	17,016	17,967
Keywords Studios PLC (a)	609	23,809
Prothena Corp. PLC (a)	4,488	53,901
		617,570
ISRAEL — 0.3%
Bank Hapoalim BM (a)	35,213	241,165
Bank Leumi Le-Israel BM	160,268	943,399
Compugen, Ltd. (a)	1,660	20,103
Electreon Wireless, Ltd. (a)	199	16,610
Fiverr International, Ltd. (a)(b)	135	26,339
Isracard, Ltd.	1,742	5,888
Teva Pharmaceutical Industries, Ltd. ADR (a)	5,386	51,975
		1,305,479
ITALY — 0.5%
Assicurazioni Generali SpA	14,754	257,425
Atlantia SpA (a)	3,962	71,334
Enel SpA	65,026	658,460
Eni SpA	22,396	234,238
Ferrari NV	1,204	277,910
Intesa Sanpaolo SpA (a)	117,305	274,513
Italgas SpA	6,082	38,696
Mediaset SpA (a)(b)	57,698	147,264
Saipem SpA (b)	4,997	13,481
Snam SpA	36,828	207,325
Telecom Italia SpA (b)	274,111	126,576
UniCredit SpA (a)	15,571	145,709
		2,452,931
JAPAN — 7.0%
Advantest Corp.	200	14,974
Aeon Fantasy Co., Ltd.	400	9,426
AI inside, Inc. (a)	100	71,093
Aisin Seiki Co., Ltd.	1,700	50,961
Akatsuki, Inc.	100	4,005
AnGes, Inc. (a)(b)	1,200	14,470
Arcland Service Holdings Co., Ltd. (b)	1,300	27,210
Aruhi Corp.	600	10,513
Asahi Group Holdings, Ltd. (b)	1,700	69,880
Asahi Kasei Corp.	50,600	516,807
Astellas Pharma, Inc.	20,300	313,412
BASE, Inc. (a)	400	37,813
BayCurrent Consulting, Inc.	300	52,564
Bengo4.com, Inc. (a)	300	29,754
Bridgestone Corp. (b)	1,700	55,720
BRONCO BILLY Co., Ltd. (b)	2,000	44,457
Canon, Inc. (b)	1,700	32,569
Cellsource Co., Ltd. (a)	400	42,075
Change, Inc. (a)(b)	4,000	136,568

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Chatwork Co., Ltd. (a)	2,300	$28,470
Comture Corp. (b)	400	11,317
COOKPAD, Inc. (a)	20,100	60,546
Credit Saison Co., Ltd.	10,200	117,170
Cybozu, Inc. (b)	10,300	257,288
Daiichi Sankyo Co., Ltd.	30,300	1,037,440
Daikin Industries, Ltd.	1,700	377,394
Daiwa Securities Group, Inc.	51,000	232,166
Demae-Can Co., Ltd. (a)	400	12,165
Denso Corp.	10,000	594,121
Digital Arts, Inc.	100	9,201
Dip Corp.	500	13,332
Ebase Co., Ltd. (b)	7,500	73,878
Eisai Co., Ltd.	1,700	121,385
Elan Corp.	1,400	20,326
EM Systems Co., Ltd.	10,900	99,979
ENEOS HoldingS, Inc.	19,700	70,675
Enigmo, Inc. (b)	1,600	19,247
eRex Co., Ltd.	800	16,102
euglena Co., Ltd. (a)	1,700	12,744
Fixstars Corp.	700	6,380
France Bed Holdings Co., Ltd.	2,000	17,454
Freee KK (a)	300	29,348
FUJIFILM Holdings Corp.	10,200	537,242
Fujio Food Group, Inc. (b)	800	9,732
Fujitsu, Ltd.	1,700	245,421
Fukui Computer Holdings, Inc.	300	11,652
GA Technologies Co., Ltd. (a)	1,600	48,428
giftee, Inc. (a)	1,300	42,244
GMO GlobalSign Holdings KK	300	25,716
GNI Group, Ltd. (a)	2,700	47,282
Gurunavi, Inc.	9,000	45,591
Hennge KK (a)	600	48,351
Hitachi, Ltd.	10,200	401,598
Hokuhoku Financial Group, Inc.	9,900	93,875
Honda Motor Co., Ltd.	10,200	284,280
Hoya Corp.	10,100	1,395,971
Insource Co., Ltd.	1,200	19,794
Internet Initiative Japan, Inc.	200	3,936
IR Japan Holdings, Ltd.	1,000	159,620
ITmedia, Inc.	2,400	51,257
ITOCHU Corp.	9,700	278,472
Itokuro, Inc. (a)	1,200	14,947
Japan Medical Dynamic Marketing, Inc.	500	11,439
Japan Tobacco, Inc. (b)	10,200	207,665
JFE Holdings, Inc. (a)	10,200	97,609
JMDC, Inc. (a)	800	45,252
JSR Corp.	10,200	283,934
JTOWER, Inc. (a)	700	72,546
Kajima Corp.	20,200	270,390
Kamakura Shinsho, Ltd. (b)	8,400	92,994
Kamigumi Co., Ltd.	31,000	565,383
Kansai Electric Power Co., Inc.	9,900	93,367
Kao Corp.	1,700	131,232
Security Description	Shares	Value
KDDI Corp.	30,400	$902,769
Keyence Corp.	1,200	674,125
Kitanotatsujin Corp. (b)	9,600	43,051
KLab, Inc. (a)	7,600	66,029
Kobe Steel, Ltd. (a)	9,600	51,233
Komatsu, Ltd.	10,200	278,352
Konica Minolta, Inc.	19,900	75,942
Kyocera Corp.	10,100	618,844
Lasertec Corp.	200	23,459
LEC, Inc.	600	7,532
Leopalace21 Corp. (a)(b)	9,200	10,871
M&A Capital Partners Co., Ltd. (a)	400	22,936
M3, Inc.	100	9,437
Makita Corp.	10,200	510,766
Makuake, Inc. (a)	600	47,944
Marubeni Corp.	51,000	338,913
Marui Group Co., Ltd.	20,200	354,520
Mebuki Financial Group, Inc.	49,800	97,917
Media Do Co., Ltd.	700	50,240
Medical Data Vision Co., Ltd.	2,100	57,684
Medley, Inc. (a)(b)	2,400	105,535
MedPeer, Inc. (a)	1,500	118,553
Menicon Co., Ltd.	1,100	66,589
Mirai Corp. REIT	304	113,214
Mitsubishi Chemical Holdings Corp.	20,000	120,916
Mitsubishi Corp.	10,200	251,036
Mitsubishi Electric Corp.	50,500	761,572
Mitsubishi UFJ Financial Group, Inc.	91,700	405,098
Mitsui & Co., Ltd.	10,200	186,671
Mitsuuroko Group Holdings Co., Ltd.	1,500	19,367
Mizuho Financial Group, Inc.	19,260	243,910
Money Forward, Inc. (a)	1,000	47,605
Monogatari Corp (b)	300	36,496
MS&AD Insurance Group Holdings, Inc.	10,200	310,312
MTI, Ltd.	1,500	11,942
Murata Manufacturing Co., Ltd.	10,100	911,734
NEC Corp.	200	10,732
Nintendo Co., Ltd.	800	510,088
Nippon Steel Corp. (a)	18,600	239,245
Nissan Motor Co., Ltd. (a)	19,900	107,937
Nitto Denko Corp.	1,700	151,978
Nomura Holdings, Inc.	50,900	268,686
NTT Data Corp.	20,200	276,064
Obayashi Corp.	51,000	439,634
Oisix ra daichi, Inc. (a)	1,700	51,455
One REIT, Inc.	13	33,002
Open Door, Inc. (a)	400	5,389
Optim Corp. (a)	500	13,599
ORIX Corp.	20,400	313,079
Oro Co., Ltd.	1,000	42,472
Osaka Gas Co., Ltd.	10,200	208,653

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Panasonic Corp.	30,600	$352,843
Pharma Foods International Co., Ltd. (b)	1,400	27,554
PKSHA Technology, Inc. (a)	700	17,391
PR Times, Inc. (a)	1,400	47,053
Proto Corp.	1,400	14,116
Rakus Co., Ltd.	1,200	27,802
Resona Holdings, Inc.	30,600	106,816
Riso Kyoiku Co., Ltd.	9,200	27,178
Rohm Co., Ltd.	1,700	164,492
Rorze Corp. (b)	500	32,302
RS Technologies Co., Ltd.	700	38,510
Samty Residential Investment Corp. REIT	199	209,707
Secom Co., Ltd.	1,700	156,704
Serverworks Co., Ltd. (a)	600	23,798
Seven & i Holdings Co., Ltd.	1,700	60,248
SFP Holdings Co., Ltd. (a)	2,300	28,292
SHIFT, Inc. (a)	400	55,441
Shin-Etsu Chemical Co., Ltd.	1,700	297,041
Sinanen Holdings Co., Ltd.	1,000	28,718
Softbank Corp.	10,000	125,236
SoftBank Group Corp.	19,000	1,482,900
Sompo Holdings, Inc.	10,200	412,268
Sony Corp.	20,600	2,052,119
Sosei Group Corp. (a)	400	6,974
Sourcenext Corp. (b)	10,000	27,120
S-Pool, Inc.	9,200	67,010
Starts Proceed Investment Corp. REIT	7	13,655
Strike Co., Ltd.	600	29,754
Sumitomo Chemical Co., Ltd.	51,000	204,998
Sumitomo Corp.	10,200	134,903
Sumitomo Electric Industries, Ltd.	10,000	132,355
Sumitomo Mitsui Financial Group, Inc.	10,200	314,956
Sumitomo Mitsui Trust Holdings, Inc.	1,700	52,311
SuRaLa Net Co., Ltd. (a)	300	15,749
Suruga Bank, Ltd. (b)	1,700	5,565
T&D Holdings, Inc.	20,400	240,465
Taiko Pharmaceutical Co., Ltd. (b)	2,700	42,156
Takeda Pharmaceutical Co., Ltd.	1,700	61,829
Tama Home Co., Ltd.	3,300	47,049
TDK Corp.	1,700	255,877
TechMatrix Corp.	1,000	20,795
Teijin, Ltd.	10,200	191,661
TerraSky Co., Ltd. (a)	200	7,836
Terumo Corp.	20,200	843,648
Tokio Marine Holdings, Inc.	10,100	519,258
Tokyo Electron, Ltd.	1,700	632,282
Tokyu Corp.	28,700	356,092
Toppan Printing Co., Ltd.	20,300	286,082
Toridoll Holdings Corp. (b)	700	9,377
Security Description	Shares	Value
Toshiba Corp.	1,700	$47,503
Toyo Gosei Co., Ltd.	600	68,575
Toyota Motor Corp.	20,300	1,564,503
Toyota Tsusho Corp.	10,100	407,443
Tri Chemical Laboratories, Inc.	300	48,380
UNITED, Inc.	1,200	15,888
UT Group Co., Ltd. (a)(b)	200	6,199
UUUM Co., Ltd. (a)	900	13,904
Uzabase, Inc. (a)	200	6,935
ValueCommerce Co., Ltd.	400	12,359
V-Cube, Inc.	1,400	41,019
Vector, Inc. (a)	1,100	10,633
Vision, Inc. (a)(b)	1,300	13,045
WATAMI Co., Ltd. (b)	800	6,749
West Holdings Corp. (b)	1,700	78,130
West Japan Railway Co.	1,700	88,898
Yamada Holdings Co., Ltd.	19,800	105,094
Yamaha Corp.	20,700	1,216,998
YA-MAN, Ltd.	1,700	30,774
Yokowo Co., Ltd. (b)	400	12,030
ZIGExN Co., Ltd.	8,300	31,835
Zuken, Inc.	400	11,193
		35,181,119
KUWAIT — 0.0% (d)
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	22,923	20,873
Warba Bank KSCP (a)	13,325	10,338
		31,211
LUXEMBOURG — 0.0% (d)
ArcelorMittal SA (a)	5,888	136,016
Solutions 30 SE (a)(b)	2,145	27,610
		163,626
MACAU — 0.0% (d)
Sands China, Ltd.	40,800	179,168
MALAYSIA — 0.1%
ATA IMS Bhd	203,900	120,642
Careplus Group Bhd	12,500	6,433
CIMB Group Holdings Bhd	39,984	42,742
Comfort Glove Bhd	38,700	28,766
Duopharma Biotech Bhd	40,200	33,779
FGV Holdings Bhd	97,400	30,994
Focus Dynamics Group Bhd (a)	130,800	21,136
Frontken Corp. Bhd	37,800	33,360
Greatech Technology Bhd (a)	3,600	8,144
Hartalega Holdings Bhd	2,800	8,450
Kossan Rubber Industries	10,400	11,635
Malayan Banking Bhd	21,952	46,169
Mega First Corp. BHD	18,600	31,905
Pentamaster Corp. Bhd	17,050	21,405
Public Bank Bhd	18,700	95,766
Supermax Corp. Bhd (a)	40,071	59,870
Tenaga Nasional Bhd	18,300	47,405

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Top Glove Corp. Bhd	12,200	$18,562
		667,163
MEXICO — 0.3%
America Movil SAB de CV Series L	398,002	289,431
Axtel SAB de CV (a)	100,300	31,360
Cemex SAB de CV Series CPO (a)	184,179	94,929
Fomento Economico Mexicano SAB de CV	40,905	308,633
Grupo Financiero Banorte SAB de CV Series O (a)	39,375	217,234
Grupo Mexico SAB de CV Class B	65,501	276,527
Grupo Televisa SAB Series CPO (a)	34,795	57,172
Industrias Penoles SAB de CV (a)	1,846	31,201
PLA Administradora Industrial S de RL de CV REIT	20,582	31,691
		1,338,178
NETHERLANDS — 1.2%
Akzo Nobel NV	3,356	360,774
Alfen Beheer B.V. (a)(c)	793	80,145
ASML Holding NV	3,758	1,827,975
Heineken NV (b)	2,753	307,268
ING Groep NV (a)	28,268	264,282
Koninklijke Ahold Delhaize NV	15,288	432,287
Koninklijke DSM NV	5,247	903,931
Koninklijke KPN NV	2,434	7,407
Koninklijke Philips NV (a)	12,485	668,784
Pharming Group NV (a)(b)	21,802	33,932
Royal Dutch Shell PLC Class A	9,781	173,518
Royal Dutch Shell PLC Class B	51,000	877,983
Shop Apotheke Europe NV (a)(c)	240	43,519
Wolters Kluwer NV	2,168	183,192
		6,164,997
NEW ZEALAND — 0.0% (d)
Pushpay Holdings, Ltd. (a)	22,144	28,858
NORWAY — 0.2%
Crayon Group Holding ASA (a)(c)	14,807	217,558
DNB ASA (a)	19,257	377,855
Fjordkraft Holding ASA (c)	3,142	30,716
Frontline, Ltd.	1,746	11,073
Norsk Hydro ASA	53,320	248,230
Telenor ASA	15,780	268,899
		1,154,331
PAKISTAN — 0.1%
Packages, Ltd.	10,399	38,845
Pakistan State Oil Co., Ltd. (a)	52,195	70,323
Searle Co., Ltd.	102,826	160,371
		269,539
Security Description	Shares	Value
PERU — 0.0% (d)
Cia de Minas Buenaventura SAA ADR (a)	424	$5,169
PHILIPPINES — 0.0% (d)
PLDT, Inc. ADR	1,529	42,674
POLAND — 0.0% (d)
Polski Koncern Naftowy ORLEN SA	1,853	28,705
Powszechna Kasa Oszczednosci Bank Polski SA (a)	6,404	49,362
		78,067
RUSSIA — 0.2%
Gazprom PJSC ADR (b)	40,712	227,987
LUKOIL PJSC ADR	3,036	207,541
Mechel PJSC ADR (a)	46,612	95,555
MMC Norilsk Nickel PJSC ADR	827	26,034
Mobile TeleSystems PJSC ADR	9,669	86,537
Sberbank of Russia PJSC ADR	19,767	287,017
Surgutneftegas PJSC ADR	492	2,710
Tatneft PJSC ADR	4,684	191,107
		1,124,488
SAUDI ARABIA — 0.3%
Al Rajhi Co. for Co-operative Insurance (a)	1,196	25,791
Aldrees Petroleum and Transport Services Co.	10,820	187,178
Amlak International for Real Estate Finance Co.	19,981	116,639
Aseer Trading Tourism & Manufacturing Co. (a)	12,356	54,014
City Cement Co.	7,905	53,942
Dur Hospitality Co.	12,026	91,840
Eastern Province Cement Co.	1,071	11,747
Etihad Etisalat Co. (a)	1,934	14,770
Halwani Brothers Co.	6,439	153,440
Herfy Food Services Co.	1,108	17,602
Jadwa REIT Saudi Fund	33,934	126,633
Leejam Sports Co. JSC	3,552	73,187
Maharah Human Resources Co.	707	14,228
Mobile Telecommunications Co. (a)	31,608	114,583
Najran Cement Co.	36,208	176,041
National Agriculture Development Co (a)	3,204	25,450
National Medical Care Co.	734	10,448
Northern Region Cement Co.	13,032	42,240
Saudi Ceramic Co. (a)	4,832	61,759
Saudi Co. For Hardware CJSC	970	15,048
Saudi Fisheries Co. (a)	2,908	42,555
Saudi Industrial Services Co.	1,764	15,235

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,277	$23,792
Saudi Research & Marketing Group (a)	907	18,978
Saudia Dairy & Foodstuff Co.	417	19,452
		1,506,592
SINGAPORE — 0.3%
CapitaLand, Ltd.	159,984	397,040
DBS Group Holdings, Ltd.	10,068	190,749
Singapore Exchange, Ltd.	101,000	709,174
Singapore Press Holdings, Ltd. (b)	102,000	87,209
Singapore Telecommunications, Ltd.	49,700	86,866
		1,471,038
SOUTH AFRICA — 0.5%
Anglo American PLC	11,828	392,000
Discovery, Ltd.	63,816	667,062
FirstRand, Ltd.	56,777	197,287
Gold Fields, Ltd.	9,643	90,313
Harmony Gold Mining Co., Ltd. (a)	7,828	38,157
Impala Platinum Holdings, Ltd.	6,294	86,512
MTN Group, Ltd. (b)	20,971	85,933
MultiChoice Group, Ltd.	2,337	21,320
Naspers, Ltd. Class N	3,351	688,816
Nedbank Group, Ltd.	2,025	17,850
Old Mutual, Ltd. (b)	12,883	10,506
Sanlam, Ltd.	52,529	210,098
Sasol, Ltd. (a)	4,061	37,028
Standard Bank Group, Ltd.	13,559	117,306
		2,660,188
SOUTH KOREA — 1.8%
Advanced Process Systems Corp. (a)	1,719	39,323
Ahnlab, Inc.	483	33,881
Alteogen, Inc. (a)	106	17,535
Ananti, Inc. (a)	1,433	10,646
Anterogen Co., Ltd. (a)	25	1,434
BH Co., Ltd.	3,124	63,124
Binex Co., Ltd. (a)	3,021	73,836
Bioneer Corp. (a)	727	11,879
Boditech Med, Inc.	1,904	41,540
Cellivery Therapeutics, Inc. (a)	183	31,704
Celltrion Pharm, Inc. (a)	94	20,647
Celltrion, Inc. (a)	432	142,767
CMG Pharmaceutical Co., Ltd. (a)	14,795	78,721
CrystalGenomics, Inc. (a)	1,148	18,917
DIO Corp. (a)	8,062	234,891
Dongsung Pharmaceutical Co., Ltd. (a)	907	10,395
Duk San Neolux Co., Ltd. (a)	2,125	68,173
Echo Marketing, Inc.	1,416	39,105
Security Description	Shares	Value
E-MART, Inc. (a)	11	$1,534
Enzychem Lifesciences Corp. (a)	799	77,524
Eone Diagnomics Genome Center Co., Ltd. (a)	2,363	20,665
Feelux Co., Ltd. (a)	2,013	7,588
Geneonelifescience, Inc. (a)	1,792	35,550
Genexine, Inc. (a)	322	36,845
Green Cross Cell Corp. (a)	611	28,798
Green Cross LabCell Corp. (a)	1,326	112,423
Hana Financial Group, Inc.	1,175	37,317
Hanall Biopharma Co., Ltd. (a)	731	25,235
Helixmith Co., Ltd. (a)	57	1,732
HLB, Inc. (a)	92	7,834
Huons Co., Ltd.	569	32,371
Hyundai Mobis Co., Ltd. (a)	692	162,760
Hyundai Motor Co. (a)	1,540	272,190
Hyundai Steel Co. (a)	130	4,739
iNtRON Biotechnology, Inc. (a)	667	17,100
JW Holdings Corp.	19,704	105,748
JW Pharmaceutical Corp. (a)	3,774	121,770
KB Financial Group, Inc.	3,643	145,546
Kia Motors Corp. (a)	896	51,469
Korea Electric Power Corp. ADR (a)	3,264	40,049
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	10	999
KT&G Corp. (a)	1,213	92,792
Kuk-il Paper Manufacturing Co., Ltd. (a)	456	2,183
L&C Bio Co., Ltd.	2,071	65,773
LG Chem, Ltd. Preference Shares (a)	1,840	646,193
LG Electronics, Inc.	382	47,473
LG Household & Health Care, Ltd. (a)	200	298,260
Lotte Chemical Corp. (a)	20	5,081
Lotte Tour Development Co., Ltd. (a)	1,043	14,402
Naturecell Co., Ltd. (a)	3,399	32,072
NAVER Corp. (a)	2,015	542,564
NHN KCP Corp. (a)	468	29,511
Oscotec, Inc. (a)	974	58,818
PHARMA RESEARCH PRODUCTS Co., Ltd.	173	9,109
Pharmicell Co., Ltd. (a)	542	8,632
POSCO ADR	5,800	361,398
Rsupport Co., Ltd. (a)	1,439	17,552
Sam Chun Dang Pharm Co., Ltd. (a)	1,305	98,629
SAM KANG M&T Co., Ltd. (a)	1,673	33,035
Samsung C&T Corp. (a)	388	49,290
Samsung Electronics Co., Ltd. GDR	1,636	2,985,700
Samsung Engineering Co., Ltd. (a)	735	8,965

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd. (a)	220	$37,973
Samsung Heavy Industries Co., Ltd. (a)	2,502	16,215
Samsung Securities Co., Ltd. (a)	851	31,688
Sang-A Frontec Co., Ltd. (a)	213	8,961
Seegene, Inc.	190	33,757
SFA Semicon Co., Ltd. (a)	2,391	12,700
Shin Poong Pharmaceutical Co., Ltd. (a)	1,230	140,403
Shinhan Financial Group Co., Ltd.	3,643	107,482
SillaJen, Inc. (a)(f)	131	1,094
SK Chemicals Co., Ltd. (a)	24	8,672
SK Holdings Co., Ltd.	221	48,928
SK Hynix, Inc.	5,609	611,863
SK Innovation Co., Ltd. (a)	227	39,704
Solus Advanced Materials Co, Ltd. (a)	296	13,502
Telcon RF Pharmaceutical, Inc. (a)	3,718	20,741
Theragen Etex Co., Ltd. (a)	3,994	38,054
Unison Co., Ltd. (a)	1,592	7,181
Wemade Co., Ltd. (a)	505	17,898
Winix, Inc.	1,687	36,806
		8,927,358
SPAIN — 0.8%
Acciona SA (b)	6,487	926,268
Acerinox SA	15,544	171,816
ACS Actividades de Construccion y Servicios SA	14,010	465,404
Amadeus IT Group SA	5,178	377,345
Banco Bilbao Vizcaya Argentaria SA	46,209	228,135
Banco Santander SA (a)	110,728	343,851
Iberdrola SA	46,940	671,971
Industria de Diseno Textil SA	10,280	327,534
Repsol SA (b)	8,589	86,700
Telefonica SA	40,635	161,336
		3,760,360
SWEDEN — 1.1%
Sinch AB (a)(c)	284	46,339
Assa Abloy AB Class B	17,513	431,825
Atlas Copco AB Class B	14,144	634,302
Boozt AB (a)(c)	4,964	112,910
Camurus AB (a)	2,042	46,347
Cantargia AB (a)	2,277	17,745
Epiroc AB Class B	16,295	275,798
Evolution Gaming Group AB (c)	2,818	286,448
Fortnox AB	718	40,435
Hansa Biopharma AB (a)	3,236	94,725
LeoVegas AB (c)	6,383	27,125
Lime Technologies AB	428	21,237
MIPS AB	1,817	113,942
PowerCell Sweden AB (a)	699	27,679
Security Description	Shares	Value
Sandvik AB (a)	15,163	$371,664
Securitas AB Class B	23,594	381,380
Sedana Medical AB (a)	510	21,300
Skandinaviska Enskilda Banken AB Class A (a)	35,702	367,343
Skanska AB Class B	15,468	394,961
SKF AB Class B	10,997	285,753
Stillfront Group AB (a)	11,370	138,447
Svenska Handelsbanken AB Class A (a)	14,460	145,435
Tele2 AB Class B	10,807	142,908
Telefonaktiebolaget LM Ericsson Class B	28,889	343,465
Telia Co. AB	24,852	102,766
Volvo AB Class A (a)	19,151	455,657
		5,327,936
SWITZERLAND — 2.4%
ABB, Ltd.	21,493	600,817
Adecco Group AG	4,163	278,617
Alcon, Inc. (a)	2,835	188,711
Ascom Holding AG (a)	1,730	25,638
Basilea Pharmaceutica AG (a)	524	31,507
Cie Financiere Richemont SA	5,814	526,710
Credit Suisse Group AG	18,191	234,603
Geberit AG	1,632	1,023,196
Givaudan SA	204	860,818
Gurit Holding AG	10	28,056
Kuehne + Nagel International AG	1,924	437,060
LafargeHolcim, Ltd.	4,166	229,143
Molecular Partners AG (a)	2,525	59,272
Nestle SA	20,756	2,448,126
Novartis AG	13,851	1,310,749
Relief Therapeutics Holding, Inc. (a)	29,534	8,988
Roche Holding AG	5,183	1,811,807
Sensirion Holding AG (a)(c)	286	18,539
SGS SA	204	616,189
Swatch Group AG	612	167,202
Swiss Re AG	5,001	471,501
TRANSOCEAN, Ltd. (a)(b)	2,140	4,943
UBS Group AG	28,899	407,682
Vetropack Holding AG (a)	20	1,351
Zurich Insurance Group AG	1,019	430,563
		12,221,788
TAIWAN — 2.0%
Adimmune Corp. (a)	16,000	31,945
Advanced Wireless Semiconductor Co.	3,000	14,414
Alchip Technologies, Ltd.	5,000	110,506
AU Optronics Corp. ADR (a)(b)	104,389	516,726
AURAS Technology Co., Ltd.	2,000	15,232
Bizlink Holding, Inc.	1,000	8,666
Career Technology MFG. Co., Ltd.	12,729	15,833

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Century Iron & Steel Industrial Co., Ltd.	4,000	$15,232
Charoen Pokphand Enterprise	5,000	12,884
Chaun-Choung Technology Corp.	3,000	22,475
Chief Telecom, Inc.	3,000	37,850
Chilisin Electronics Corp.	2,000	7,972
Chunghwa Telecom Co., Ltd. ADR (b)	13,966	539,367
Concraft Holding Co., Ltd.	2,406	7,407
CTBC Financial Holding Co., Ltd.	89,000	62,399
Darfon Electronics Corp.	8,000	12,343
Dyaco International, Inc.	43,000	180,582
Egis Technology, Inc.	1,000	6,121
Formosa Chemicals & Fibre Corp.	11,000	33,159
Formosa Plastics Corp.	14,000	48,032
Genius Electronic Optical Co., Ltd.	1,079	21,774
Global Lighting Technologies, Inc.	11,000	43,847
Global Unichip Corp.	1,000	12,065
Globalwafers Co., Ltd.	1,000	25,198
Gold Circuit Electronics, Ltd. (a)	72,000	129,404
Hon Hai Precision Industry Co., Ltd. GDR	81,472	531,197
International Games System Co., Ltd.	4,000	107,908
Jentech Precision Industrial Co., Ltd.	3,000	26,425
KMC Kuei Meng International, Inc.	7,000	43,099
Lotus Pharmaceutical Co., Ltd. (a)	3,000	8,542
MediaTek, Inc.	2,000	53,171
Medigen Vaccine Biologics Corp. (a)	14,000	51,320
Medtecs International Corp., Ltd.	14,700	11,122
Microbio Co., Ltd. (a)	4,000	9,680
Motech Industries, Inc. (a)	25,000	30,785
Nan Ya Plastics Corp.	16,000	40,942
Newmax Technology Co., Ltd. (a)	7,000	13,005
Oneness Biotech Co., Ltd. (a)	1,000	8,577
Pan Jit International, Inc.	13,500	25,993
PChome Online, Inc.	2,000	6,406
PharmaEngine, Inc.	1,000	2,061
PharmaEssentia Corp. (a)	5,364	17,907
Pharmally International Holding Co., Ltd. (a)	1,282	2,582
Power Wind Health Industry, Inc.	6,300	35,426
RichWave Technology Corp.	12,000	168,482
Sporton International, Inc.	4,000	38,152
TaiDoc Technology Corp.	1,000	6,460
Security Description	Shares	Value
Taigen Biopharmaceuticals Holdings, Ltd. (a)	85,000	$69,124
TaiMed Biologics, Inc. (a)	4,000	11,972
Taiwan Semiconductor Co., Ltd.	3,000	6,641
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	43,056	4,694,826
Taiwan Surface Mounting Technology Corp.	3,000	13,773
Taiwan Union Technology Corp.	2,000	8,613
Tanvex BioPharma, Inc. (a)	5,710	7,600
TCI Co., Ltd.	459	3,267
TSEC Corp. (a)	16,000	23,774
United Integrated Services Co., Ltd.	7,000	53,812
United Microelectronics Corp. ADR (b)	158,583	1,336,855
United Renewable Energy Co., Ltd. (a)	807,518	409,536
Universal Vision Biotechnology Co., Ltd.	4,000	34,024
Visual Photonics Epitaxy Co., Ltd.	2,000	7,972
Wafer Works Corp.	5,000	7,616
Win Semiconductors Corp.	2,000	24,628
XinTec, Inc. (a)	15,000	97,961
		9,982,669
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
AngloGold Ashanti, Ltd.	4,083	95,210
THAILAND — 0.1%
Bangkok Bank PCL	50,500	200,584
CP ALL PCL NVDR (a)	39,200	76,215
Kasikornbank PCL NVDR	9,900	37,340
Prima Marine PCL	119,200	31,829
PTT PCL	102,000	144,693
Siam Commercial Bank PCL NVDR	9,300	27,161
Super Energy Corp. PCL (a)	235,700	7,552
Taokaenoi Food & Marketing PCL Class F	172,500	59,880
TQM Corp. PCL NVDR	18,100	81,257
		666,511
TURKEY — 0.1%
Akbank T.A.S. (a)	47,833	44,599
Eldorado Gold Corp. (a)(b)	3,953	52,345
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	15,966	4,597
Izmir Demir Celik Sanayi A/S (a)	5,594	8,106
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	9,490	19,778
Migros Ticaret A/S (a)	7,636	43,972
Nuh Cimento Sanayi A/S	7,358	48,746

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Turkiye Garanti Bankasi A/S (a)	47,323	$66,026
Turkiye Is Bankasi A/S Class C (a)	35,316	33,261
Vestel Elektronik Sanayi ve Ticaret A/S (a)	10,664	30,217
		351,647
UNITED ARAB EMIRATES — 0.1%
Amanat Holdings PJSC	385,067	85,963
Dana Gas PJSC	207,018	40,241
National Central Cooling Co. PJSC	49,576	35,767
Network International Holdings PLC (a)(c)	9,127	40,747
SHUAA Capital PSC (a)	659,766	122,140
Union Properties PJSC (a)	1,309,933	99,855
		424,713
UNITED KINGDOM — 4.1%
3i Group PLC	72,556	1,148,509
Amcor PLC	15,343	181,617
AO World PLC (a)	16,493	92,660
AstraZeneca PLC	9,374	938,482
Avacta Group PLC (a)(b)	4,861	7,575
BAE Systems PLC	47,409	316,770
Barclays PLC (a)	129,512	259,677
boohoo Group PLC (a)	4,370	20,489
BP PLC	115,783	403,271
British American Tobacco PLC	8,762	324,343
British Land Co. PLC REIT	33,980	227,135
BT Group PLC	65,080	117,651
Burberry Group PLC (a)	8,436	206,358
Cairn Energy PLC (a)	16,303	46,710
Capita PLC (a)	4,657	2,496
Ceres Power Holdings PLC (a)	6,898	124,466
CK Hutchison Holdings, Ltd.	50,920	355,278
CMC Markets PLC (c)	8,953	47,852
CNH Industrial NV (a)	7,325	92,538
Compass Group PLC	23,079	429,997
Craneware PLC (b)	108	3,396
Diageo PLC	14,448	568,396
Eurasia Mining PLC (a)	60,957	28,122
Experian PLC	19,750	749,714
Fiat Chrysler Automobiles NV (a)	9,067	162,637
FLEX LNG, Ltd.	2,658	23,314
Frontier Developments PLC (a)	2,754	115,949
G4S PLC (a)	33,153	115,018
Gamesys Group PLC	1,321	20,585
GlaxoSmithKline PLC	33,237	609,715
Greatland Gold PLC (a)	59,770	30,148
Hammerson PLC REIT	273,306	92,838
HSBC Holdings PLC (a)	138,768	718,636
Imperial Brands PLC	4,992	104,780
Indivior PLC (a)	4,593	6,831
Security Description	Shares	Value
InterContinental Hotels Group PLC (a)	10,167	$651,806
iomart Group PLC (b)	12,949	56,642
ITM Power PLC (a)	7,156	50,475
J Sainsbury PLC	39,170	120,740
Land Securities Group PLC REIT	21,978	202,428
Learning Technologies Group PLC	24,944	62,057
Liberty Global PLC Class A (a)	2,158	52,267
Liberty Global PLC Class C (a)	8,547	202,137
Linde PLC (a)(e)	5,306	1,398,184
Linde PLC (a)(e)	1,415	368,772
Lloyds Banking Group PLC (a)	460,439	229,352
M&G PLC	23,322	63,106
Marks & Spencer Group PLC (a)	52,531	97,873
National Grid PLC	10,066	119,022
Next PLC (a)	3,851	373,016
On the Beach Group PLC (c)	5,491	27,960
Pearson PLC (b)	5,388	50,112
Petropavlovsk PLC (a)	199,236	88,512
Prudential PLC	25,768	474,461
Quilter PLC (c)	22,914	48,111
Reckitt Benckiser Group PLC	4,266	381,491
RELX PLC (e)	16,565	405,885
RELX PLC (e)	27,908	683,961
Rolls-Royce Holdings PLC (a)	75,243	114,424
RSA Insurance Group PLC	37,535	347,563
Sage Group PLC	89,010	708,132
Serica Energy PLC	45,206	71,063
Severn Trent PLC	13,256	414,773
Silence Therapeutics PLC (a)(b)	7,934	55,745
Smith & Nephew PLC	24,103	497,508
Smiths Group PLC	18,542	381,330
SSE PLC	11,682	239,531
Standard Chartered PLC (a)	25,972	165,406
Standard Life Aberdeen PLC	78,164	300,558
Team17 Group PLC (a)	3,002	32,500
TechnipFMC PLC	5,496	51,995
Tesco PLC	62,817	198,698
Unilever PLC (e)	8,137	488,516
Unilever PLC (e)	105	6,368
United Utilities Group PLC	23,627	289,057
Virgin Money UK PLC ADR (a)	725	1,326
Vodafone Group PLC	175,846	290,707
Warehouse Reit PLC	30,330	49,752
Whitbread PLC (a)	17,301	733,137
WPP PLC	18,320	200,340
		20,540,752
UNITED STATES — 56.1%
3M Co.	5,306	927,436
A10 Networks, Inc. (a)	624	6,153
Abbott Laboratories	20,252	2,217,391
AbbVie, Inc.	6,227	667,223

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Accel Entertainment, Inc. (a)	8,845	$89,334
Accelerate Diagnostics, Inc. (a)(b)	4,356	33,018
Accenture PLC Class A	5,306	1,385,980
ACM Research, Inc. Class A (a)	610	49,563
Activision Blizzard, Inc.	706	65,552
Adobe, Inc. (a)	8,477	4,239,517
Advanced Micro Devices, Inc. (a)	5,794	531,368
Adverum Biotechnologies, Inc. (a)	1,127	12,217
Aerie Pharmaceuticals, Inc. (a)(b)	416	5,620
Aflac, Inc.	20,977	932,847
Agenus, Inc. (a)	17,828	56,693
Agilent Technologies, Inc.	10,598	1,255,757
AGNC Investment Corp. REIT	4,870	75,972
Akebia Therapeutics, Inc. (a)	2,427	6,796
Alexion Pharmaceuticals, Inc. (a)	4,058	634,022
Allegion PLC	1,732	201,570
Allstate Corp.	10,598	1,165,038
Alphabet, Inc. Class A (a)	2,850	4,995,024
Alphabet, Inc. Class C (a)	2,555	4,476,053
Altria Group, Inc.	10,598	434,518
Amazon.com, Inc. (a)	3,380	11,008,423
American Electric Power Co., Inc.	10,598	882,495
American Express Co.	10,882	1,315,743
American Tower Corp. REIT	5,306	1,190,985
Amgen, Inc.	7,518	1,728,539
Amyris, Inc. (a)(b)	3,446	21,279
Annaly Capital Management, Inc. REIT	9,884	83,520
Antares Pharma, Inc. (a)	8,952	35,718
Anthem, Inc.	3,482	1,118,035
Apache Corp.	2,330	33,063
Apple, Inc.	129,161	17,138,373
Applied Materials, Inc.	18,629	1,607,683
Arbor Realty Trust, Inc. REIT	5,186	73,537
Archer-Daniels-Midland Co.	15,954	804,241
Arcturus Therapeutics Holdings, Inc. (a)	610	26,462
Arcus Biosciences, Inc. (a)	3,029	78,633
Arena Pharmaceuticals, Inc. (a)	2	154
Ares Commercial Real Estate Corp. REIT	22,177	264,128
Armada Hoffler Properties, Inc. REIT	11,069	124,194
ARMOUR Residential REIT, Inc.	4,252	45,879
Arrowhead Pharmaceuticals, Inc. (a)	3,155	242,083
Arvinas Inc. (a)	919	78,051
Assembly Biosciences, Inc. (a)	701	4,241
Security Description	Shares	Value
AT&T, Inc.	61,233	$1,761,061
Athenex, Inc. (a)	1,612	17,829
Automatic Data Processing, Inc.	5,306	934,917
Avanos Medical, Inc. (a)	696	31,932
Avrobio, Inc. (a)	427	5,952
AxoGen, Inc. (a)(b)	427	7,643
Axonics Modulation Technologies, Inc. (a)(b)	2,428	121,206
Baker Hughes Co.	4,274	89,113
Bancorp, Inc. (a)	3,644	49,741
Bank of America Corp.	91,880	2,784,883
Bank of New York Mellon Corp.	16,083	682,563
Baxter International, Inc.	10,270	824,065
Becton Dickinson and Co.	5,001	1,251,350
Berkshire Hathaway, Inc. Class B (a)	6,099	1,414,175
BioCryst Pharmaceuticals, Inc. (a)	11,015	82,062
BioDelivery Sciences International, Inc. (a)	5,478	23,008
Biogen, Inc. (a)	2,971	727,479
Bioxcel Therapeutics, Inc. (a)	305	14,091
BJ's Restaurants, Inc.	1,050	40,415
Boeing Co.	4,372	935,870
Booking Holdings, Inc. (a)	405	902,044
Brighthouse Financial, Inc. (a)	1,328	48,080
Bristol-Myers Squibb Co.	16,084	997,691
Broadcom, Inc.	3,953	1,730,821
C.H. Robinson Worldwide, Inc.	5,306	498,074
Caesars Entertainment, Inc. (a)	1,302	96,700
Capital One Financial Corp.	5,306	524,498
Capstead Mortgage Corp. REIT	2,270	13,189
Cara Therapeutics, Inc. (a)(b)	2,533	38,324
CareDx, Inc. (a)	211	15,287
Carnival Corp.	5,306	114,928
Carrier Global Corp.	5,306	200,142
Carvana Co. (a)(b)	208	49,824
Catalyst Pharmaceuticals, Inc. (a)	2,934	9,800
CatchMark Timber Trust, Inc. Class A, REIT	4,060	38,002
Caterpillar, Inc.	5,306	965,798
CDK Global, Inc.	1,517	78,626
Celldex Therapeutics, Inc. (a)	400	7,008
CEL-SCI Corp. (a)(b)	1,050	12,243
Celsius Holdings, Inc. (a)	300	15,093
Century Communities, Inc. (a)	683	29,902
CenturyLink, Inc.	3,575	34,856
Cerus Corp. (a)	3,644	25,216
ChampionX Corp. (a)	4,451	68,100
Change Healthcare, Inc. (a)	6,830	127,379
ChannelAdvisor Corp. (a)	2,051	32,775
Charles Schwab Corp.	19,950	1,058,148
Charter Communications, Inc. Class A (a)	2,250	1,488,487

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
ChemoCentryx, Inc. (a)	2,442	$151,209
Chemours Co.	1,322	32,772
Chevron Corp.	14,540	1,227,903
Chubb, Ltd.	8,028	1,235,670
Church & Dwight Co., Inc.	15,193	1,325,285
Cigna Corp.	1,541	320,805
Cisco Systems, Inc.	48,607	2,175,163
Citigroup, Inc.	27,090	1,670,369
Citrix Systems, Inc.	5,306	690,311
Clean Energy Fuels Corp. (a)	16,232	127,584
Clorox Co.	5,171	1,044,128
Cloudflare, Inc. Class A (a)	100	7,599
Clovis Oncology, Inc. (a)(b)	2,575	12,360
Coca-Cola Co.	21,046	1,154,163
Co-Diagnostics, Inc. (a)(b)	3,145	29,249
Coeur Mining, Inc. (a)	5,100	52,785
Cognizant Technology Solutions Corp. Class A	10,664	873,915
Coherus Biosciences, Inc. (a)	913	15,868
Colgate-Palmolive Co.	10,598	906,235
Collegium Pharmaceutical, Inc. (a)	1,408	28,202
Colony Credit Real Estate, Inc. REIT	33,680	252,600
Comcast Corp. Class A	27,153	1,422,817
Community Health Systems, Inc. (a)	7,550	56,097
Community Healthcare Trust, Inc. REIT	6,831	321,808
Computer Programs & Systems, Inc.	208	5,583
Conagra Brands, Inc.	10,598	384,283
ConocoPhillips	10,598	423,814
Corning, Inc.	21,283	766,188
Corteva, Inc.	8,444	326,952
Costco Wholesale Corp.	5,306	1,999,195
Coty, Inc. Class A	827	5,806
Crowdstrike Holdings, Inc. Class A (a)	200	42,364
CryoPort, Inc. (a)(b)	1,127	49,453
CSX Corp.	13,814	1,253,620
Cue Biopharma, Inc. (a)	1,965	24,582
Cummins, Inc.	5,306	1,204,993
CVS Health Corp.	16,176	1,104,821
Cymabay Therapeutics, Inc. (a)	1,100	6,314
Cytokinetics, Inc. (a)	287	5,964
CytomX Therapeutics, Inc. (a)	5,479	35,887
Danaher Corp.	10,883	2,417,550
Dave & Buster's Entertainment, Inc. (b)	2,342	70,307
Deere & Co.	5,086	1,368,388
Dell Technologies, Inc. Class C (a)	1,108	81,205
Denny's Corp. (a)	1,050	15,414
Devon Energy Corp.	2,330	36,837
DexCom, Inc. (a)	214	79,120
Security Description	Shares	Value
Dicerna Pharmaceuticals, Inc. (a)	1,413	$31,128
Diebold Nixdorf, Inc. (a)	3,050	32,513
Digital Turbine, Inc. (a)	5,295	299,485
Dine Brands Global, Inc.	624	36,192
Discover Financial Services	10,598	959,437
DocuSign, Inc. (a)	300	66,690
Dollar Tree, Inc. (a)	5,987	646,835
Domo, Inc. Class B (a)	683	43,555
Dow, Inc.	8,551	474,580
Duke Energy Corp.	5,793	530,407
DuPont de Nemours, Inc.	8,444	600,453
Durect Corp. (a)(b)	12,646	26,177
DXC Technology Co.	1,731	44,573
Dynavax Technologies Corp. (a)(b)	6,399	28,476
Dynex Capital, Inc. REIT (b)	17,256	307,157
Easterly Government Properties, Inc. REIT	29,938	678,096
Eaton Corp. PLC	10,598	1,273,244
eBay, Inc.	15,954	801,688
Ecolab, Inc.	3,640	787,550
Edison International	9,156	575,180
Editas Medicine, Inc. (a)(b)	488	34,214
eHealth, Inc. (a)	208	14,687
Eidos Therapeutics, Inc. (a)	1,222	160,791
El Pollo Loco Holdings, Inc. (a)	915	16,562
Elanco Animal Health, Inc. (a)	2,233	68,486
Eli Lilly & Co.	10,375	1,751,715
Ellington Financial, Inc. REIT	3,876	57,520
Emerson Electric Co.	10,598	851,761
Endo International PLC (a)	3,167	22,739
Enphase Energy, Inc. (a)	690	121,074
EOG Resources, Inc.	10,882	542,685
Equity Residential REIT	5,306	314,540
Essential Properties Realty Trust, Inc. REIT	2,658	56,350
Estee Lauder Cos., Inc. Class A	5,306	1,412,404
Etsy, Inc. (a)	208	37,005
Everi Holdings, Inc. (a)	2,135	29,484
EverQuote, Inc. Class A (a)	428	15,986
Evolent Health, Inc. Class A (a)	1,355	21,721
Exelon Corp.	10,598	447,448
eXp World Holdings, Inc. (a)	200	12,624
Expedia Group, Inc.	390	51,636
Exxon Mobil Corp.	29,307	1,208,035
Facebook, Inc. Class A (a)	17,045	4,656,012
Fastenal Co.	10,678	521,407
Fastly, Inc. Class A (a)(b)	300	26,211
Fate Therapeutics, Inc. (a)	701	63,742
FB Financial Corp.	889	30,875
FedEx Corp.	4,670	1,212,425
Ferguson PLC	4,270	518,548
FirstEnergy Corp.	10,598	324,405
Flexion Therapeutics, Inc. (a)(b)	5,296	61,116

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Ford Motor Co.	42,522	$373,768
Forterra, Inc. (a)	2,440	41,956
Fortive Corp.	5,190	367,556
Fox Corp. Class A	7,523	219,070
Franklin Resources, Inc.	15,954	398,690
Freeport-McMoRan, Inc.	3,050	79,361
Front Yard Residential Corp. REIT	624	10,109
Fulgent Genetics, Inc. (a)	200	10,420
General Dynamics Corp.	5,306	789,639
General Electric Co.	41,877	452,272
General Mills, Inc.	5,306	311,993
General Motors Co.	10,598	441,301
Geron Corp. (a)(b)	7,539	11,987
Gilead Sciences, Inc.	13,634	794,317
Gladstone Commercial Corp. REIT	19,247	346,446
Global Medical REIT, Inc.	9,388	122,607
Globalstar, Inc. (a)	42,317	14,329
Goldman Sachs Group, Inc.	5,306	1,399,245
Granite Point Mortgage Trust, Inc. REIT	2,270	22,677
Green Brick Partners, Inc. (a)	1,293	29,687
Groupon, Inc. (a)(b)	433	16,452
GrowGeneration Corp. (a)	800	32,176
Halliburton Co.	10,598	200,302
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	1,550	98,316
Healthpeak Properties, Inc. REIT	14,436	436,400
Hecla Mining Co.	2,134	13,828
Heron Therapeutics, Inc. (a)(b)	1,127	23,853
Hershey Co.	5,306	808,263
Hess Corp.	5,306	280,104
Hewlett Packard Enterprise Co.	21,283	252,204
Home Depot, Inc.	11,017	2,926,336
Honeywell International, Inc.	11,000	2,339,700
HP, Inc.	21,283	523,349
Illinois Tool Works, Inc.	7,519	1,532,974
ImmunoGen, Inc. (a)	8,543	55,102
Ingersoll Rand, Inc. (a)	8,125	370,175
Inmode, Ltd. (a)	1,525	72,407
Innovative Industrial Properties, Inc. REIT (b)	907	166,099
Inovio Pharmaceuticals, Inc. (a)(b)	1,660	14,691
Inspire Medical Systems, Inc. (a)	491	92,352
Installed Building Products, Inc. (a)	135	13,761
Intel Corp.	39,578	1,971,776
Intellia Therapeutics, Inc. (a)	918	49,939
International Business Machines Corp.	8,569	1,078,666
International Money Express, Inc. (a)	4,269	66,255
Security Description	Shares	Value
International Seaways, Inc.	440	$7,185
Intra-Cellular Therapies, Inc. (a)	2,020	64,236
Intuit, Inc.	5,306	2,015,484
Invitae Corp. (a)(b)	211	8,822
J.M. Smucker Co.	5,306	613,374
Johnson & Johnson	17,481	2,751,160
Johnson Controls International PLC	14,064	655,242
JPMorgan Chase & Co.	29,897	3,799,012
Juniper Networks, Inc.	10,598	238,561
Kadmon Holdings, Inc. (a)	5,320	22,078
Kala Pharmaceuticals, Inc. (a)(b)	1,965	13,323
Karyopharm Therapeutics, Inc. (a)	5,378	83,251
Kellogg Co.	5,306	330,192
Keysight Technologies, Inc. (a)	5,304	700,605
Kimberly-Clark Corp.	5,306	715,408
Kinder Morgan, Inc.	7,836	107,118
KKR Real Estate Finance Trust, Inc. REIT	2,560	45,875
Kohl's Corp.	5,306	215,901
Kosmos Energy, Ltd.	6,405	15,052
Kraft Heinz Co.	614	21,281
Krystal Biotech, Inc. (a)	2	120
L Brands, Inc.	1,532	56,975
Lamb Weston Holdings, Inc.	3,547	279,291
Lantheus Holdings, Inc. (a)	2,139	28,855
Las Vegas Sands Corp.	5,306	316,238
Leidos Holdings, Inc.	1,327	139,494
LGI Homes, Inc. (a)	135	14,290
Liberty Broadband Corp. Class C (a)	770	121,945
Limelight Networks, Inc. (a)(b)	4,268	17,029
Lindblad Expeditions Holdings, Inc. (a)(b)	4,060	69,507
Lockheed Martin Corp.	3,039	1,078,784
Lowe's Cos., Inc.	10,894	1,748,596
LyondellBasell Industries NV Class A	5,206	477,182
M/I Homes, Inc. (a)	440	19,488
MacroGenics, Inc. (a)	3,246	74,204
Macy's, Inc. (b)	2,692	30,285
Magnite, Inc. (a)(b)	1,830	56,199
Marathon Oil Corp.	15,954	106,413
Marathon Petroleum Corp.	10,678	441,642
Marsh & McLennan Cos., Inc.	10,598	1,239,966
Mastercard, Inc. Class A	2,843	1,014,780
Matador Resources Co. (a)	1,660	20,020
Mattel, Inc. (a)(b)	324	5,654
Maxar Technologies, Inc.	2,669	102,997
McCormick & Co., Inc.	10,988	1,050,453
McDonald's Corp.	5,306	1,138,561
McEwen Mining, Inc. (a)(b)	14,987	14,762
McKesson Corp.	3,452	600,372
Medifast, Inc.	404	79,321

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Medtronic PLC	18,521	$2,169,550
MeiraGTx Holdings PLC (a)(b)	1,000	15,140
Merchants Bancorp	918	25,364
Merck & Co., Inc.	21,181	1,732,606
Mersana Therapeutics, Inc. (a)	1,525	40,580
Meta Financial Group, Inc.	704	25,738
MetLife, Inc.	15,749	739,416
MGP Ingredients, Inc.	186	8,753
Micron Technology, Inc. (a)	1,204	90,517
Microsoft Corp.	56,255	12,512,237
Mitek Systems, Inc. (a)	3,669	65,235
Moderna, Inc. (a)	1,350	141,034
Monarch Casino & Resort, Inc. (a)	745	45,609
Mondelez International, Inc. Class A	5,306	310,242
Morgan Stanley	15,954	1,093,328
Mosaic Co.	4,870	112,059
Nautilus, Inc. (a)	400	7,256
Neoleukin Therapeutics, Inc. (a)(b)	1,525	21,503
NeoPhotonics Corp. (a)	1,965	17,862
NetApp, Inc.	5,306	351,469
Netflix, Inc. (a)	2,253	1,218,265
Newmont Corp.	5,306	317,776
News Corp. Class A	2,754	49,489
NexPoint Residential Trust, Inc. REIT	19,725	834,565
NextEra Energy, Inc.	21,229	1,637,817
NIKE, Inc. Class B	16,560	2,342,743
NMI Holdings, Inc. Class A (a)	208	4,711
Norfolk Southern Corp.	5,306	1,260,759
Northrop Grumman Corp.	2,237	681,659
Nov, Inc.	2,330	31,991
Novavax, Inc. (a)(b)	405	45,162
NOW, Inc. (a)	611	4,387
nVent Electric PLC	393	9,153
NVIDIA Corp.	3,446	1,799,501
Occidental Petroleum Corp.	6,324	109,468
Ocular Therapeutix, Inc. (a)	500	10,350
Omeros Corp. (a)(b)	2,040	29,141
Oracle Corp.	30,954	2,002,414
O'Reilly Automotive, Inc. (a)	2,059	931,842
Otis Worldwide Corp.	2,653	179,210
Overstock.com, Inc. (a)	988	47,394
Owens & Minor, Inc.	2,953	79,879
Pacific Ethanol, Inc. (a)(b)	2,500	13,575
Palomar Holdings, Inc. (a)	915	81,289
Parker-Hannifin Corp.	5,206	1,418,166
PayPal Holdings, Inc. (a)	13,444	3,148,585
Peloton Interactive, Inc. Class A (a)	1,200	182,064
Penn National Gaming, Inc. (a)	610	52,686
PennyMac Financial Services, Inc.	208	13,649
Pentair PLC	393	20,864
People's United Financial, Inc.	38,968	503,856
Security Description	Shares	Value
PepsiCo, Inc.	10,883	$1,613,949
Perspecta, Inc.	1,001	24,104
PetMed Express, Inc. (b)	701	22,474
Pfizer, Inc.	54,002	1,987,814
PG&E Corp. (a)	1,100	13,706
Phathom Pharmaceuticals, Inc. (a)(b)	305	10,132
Philip Morris International, Inc.	10,598	877,408
Phillips 66	2,631	184,012
Pinterest, Inc. Class A (a)	1,500	98,850
Pioneer Natural Resources Co.	3,581	407,840
PNC Financial Services Group, Inc.	5,306	790,594
PPL Corp.	15,954	449,903
Premier Financial Corp.	208	4,784
Procter & Gamble Co.	11,492	1,598,997
Prologis, Inc. REIT	16,076	1,602,134
Prudential Financial, Inc.	7,937	619,642
PTC Therapeutics, Inc. (a)	1,305	79,644
Public Service Enterprise Group, Inc.	10,598	617,863
Public Storage REIT	4,471	1,032,488
Puma Biotechnology, Inc. (a)	2,454	25,178
Purple Innovation, Inc. (a)	500	16,470
QUALCOMM, Inc.	12,818	1,952,694
Quidel Corp. (a)	100	17,965
QuinStreet, Inc. (a)	918	19,682
Quotient, Ltd. (a)(b)	1,660	8,649
Qurate Retail, Inc. Class A	9,666	106,036
Radius Health, Inc. (a)(b)	2,042	36,470
Raytheon Technologies Corp.	17,783	1,271,662
REGENXBIO, Inc. (a)	186	8,437
Relmada Therapeutics, Inc. (a)(b)	745	23,892
Renewable Energy Group, Inc. (a)	200	14,164
Resideo Technologies, Inc. (a)	1,034	21,983
Retail Opportunity Investments Corp. REIT	43,743	585,719
Revance Therapeutics, Inc. (a)	3,041	86,182
Rigel Pharmaceuticals, Inc. (a)	22,834	79,919
Roku, Inc. (a)	706	234,406
Ross Stores, Inc.	9,580	1,176,520
Ruth's Hospitality Group, Inc.	5,465	96,894
Safehold, Inc. REIT (b)	1,115	80,826
salesforce.com, Inc. (a)	11,392	2,535,062
Sangamo Therapeutics, Inc. (a)	697	10,877
Sarepta Therapeutics, Inc. (a)	404	68,878
Schlumberger NV	10,772	235,153
Scholar Rock Holding Corp. (a)	687	33,340
Scientific Games Corp. Class A (a)	1,806	74,931
Seagate Technology PLC	5,306	329,821
Seritage Growth Properties Class A, REIT (a)(b)	1,525	22,387
ServiceNow, Inc. (a)	214	117,792

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SI-BONE, Inc. (a)	610	$18,239
SIGA Technologies, Inc. (a)	2,134	15,514
Simon Property Group, Inc. REIT	5,306	452,496
Simulations Plus, Inc.	428	30,782
Skyline Champion Corp. (a)	1,335	41,305
Smith & Wesson Brands, Inc.	500	8,875
Snap, Inc. Class A (a)	4,602	230,422
SolarEdge Technologies, Inc. (a)	135	43,081
Sorrento Therapeutics, Inc. (a)	1,000	6,825
Southern Co.	5,306	325,948
Square, Inc. Class A (a)	1,216	264,650
Starbucks Corp.	20,164	2,157,145
State Street Corp. (g)	5,306	386,171
Sunnova Energy International, Inc. (a)	915	41,294
Synchrony Financial	5,916	205,344
Sysco Corp.	10,598	787,007
Tabula Rasa HealthCare, Inc. (a)(b)	806	34,529
Tandem Diabetes Care, Inc. (a)	491	46,979
Tapestry, Inc.	5,088	158,135
Target Corp.	5,306	936,668
TE Connectivity, Ltd.	10,598	1,283,100
TechTarget, Inc. (a)	7,117	420,686
Teladoc Health, Inc. (a)(b)	305	60,988
Tesla, Inc. (a)(b)	5,200	3,669,484
Texas Instruments, Inc.	14,222	2,334,257
TherapeuticsMD, Inc. (a)(b)	25,352	30,676
Thermo Fisher Scientific, Inc.	6,799	3,166,838
Tivity Health, Inc. (a)	1,050	20,570
TJX Cos., Inc.	20,977	1,432,519
Trane Technologies PLC	9,171	1,331,262
Travelers Cos., Inc.	5,306	744,803
Triumph Group, Inc.	1,660	20,850
Twilio, Inc. Class A (a)	400	135,400
Twist Bioscience Corp. (a)	1,413	199,643
Twitter, Inc. (a)	3,145	170,302
Tyson Foods, Inc. Class A	8,446	544,260
Uber Technologies, Inc. (a)	416	21,216
UMH Properties, Inc. REIT	30,405	450,298
Union Pacific Corp.	8,030	1,672,007
Unisys Corp. (a)	2,039	40,128
United Parcel Service, Inc. Class B	5,306	893,530
UnitedHealth Group, Inc.	9,143	3,206,267
Universal Corp.	186	9,041
Urstadt Biddle Properties, Inc. Class A, REIT	1,302	18,397
US Bancorp	16,084	749,354
Valero Energy Corp.	9,008	509,583
Vanda Pharmaceuticals, Inc. (a)	1,229	16,149
Vapotherm, Inc. (a)(b)	740	19,876
Vaxart, Inc. (a)(b)	2,300	13,133
Vector Group, Ltd.	31,335	365,053
Security Description	Shares	Value
Verizon Communications, Inc.	18,140	$1,065,725
ViacomCBS, Inc. Class B	11,487	428,006
Viatris, Inc. (a)	6,700	125,558
Viking Therapeutics, Inc. (a)(b)	913	5,140
Visa, Inc. Class A	21,996	4,811,185
Vista Outdoor, Inc. (a)	1,342	31,886
Vontier Corp. (a)	2,072	69,205
Voyager Therapeutics, Inc. (a)	2,953	21,114
Walmart, Inc.	10,883	1,568,784
Walgreens Boots Alliance, Inc.	10,598	422,648
Walt Disney Co. (a)	18,448	3,342,409
Waste Management, Inc.	10,503	1,238,619
WaVe Life Sciences, Ltd. (a)	3,437	27,049
Wayfair, Inc. Class A (a)(b)	305	68,872
Wells Fargo & Co.	42,123	1,271,272
Western Digital Corp.	6,607	365,962
Williams Cos., Inc.	9,643	193,342
Yum! Brands, Inc.	5,306	576,019
ZIOPHARM Oncology, Inc. (a)(b)	14,579	36,739
Zoetis, Inc.	611	101,120
Zoom Video Communications, Inc. Class A (a)	1,080	364,306
Zynex, Inc. (a)	1,965	26,449
		281,399,888
ZAMBIA — 0.0% (d)
First Quantum Minerals, Ltd.	4,776	85,661
TOTAL COMMON STOCKS (Cost $407,849,940)		499,167,486

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Repsol SA (expiring 1/26/21) (a)	8,589	2,950
UNITED STATES — 0.0% (d)
Progenic Pharmaceuticals, Inc. (CVR) (a)	5,004	214
TOTAL RIGHTS (Cost $3,014)		3,164
WARRANTS — 0.0% (d)
SWITZERLAND — 0.0% (d)
Cie Financiere Richemont SA (expiring 11/22/23) (a) (Cost: $0)	11,514	2,996
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (h) (i)	1,097,335	1,097,554

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (j) (k)	12,455,824	$12,455,824
TOTAL SHORT-TERM INVESTMENTS (Cost $13,553,378)		13,553,378
TOTAL INVESTMENTS — 102.2% (Cost $421,406,332)		512,727,024
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(11,093,439)
NET ASSETS — 100.0%		$501,633,585
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of this security is $1,094, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2020.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$498,919,856	$246,536	$1,094	$499,167,486
Rights	2,950	214	—	3,164
Warrants	2,996	—	—	2,996
Short-Term Investments	13,553,378	—	—	13,553,378
TOTAL INVESTMENTS	$512,479,180	$246,750	$1,094	$512,727,024
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	20.9%
Consumer Discretionary	13.4
Financials	13.1
Health Care	12.3
Industrials	11.3
Communication Services	8.6
Consumer Staples	6.6
Materials	4.8
Energy	3.1
Real Estate	3.1
Utilities	2.3
Short-Term Investments	2.7
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

% of Net Assets
Liabilities in Excess of Other Assets	(2.2)%
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	4,838	$287,039	$46,109	$12,251	$1,112	$64,162	5,306	$386,171	$2,759
State Street Institutional Liquid Reserves Fund, Premier Class	747,570	747,720	9,042,710	8,692,876	(61)	61	1,097,335	1,097,554	247
State Street Navigator Securities Lending Portfolio II	7,293,158	7,293,158	13,869,958	8,707,292	—	—	12,455,824	12,455,824	24,755
Total		$8,327,917	$22,958,777	$17,412,419	$1,051	$64,223		$13,939,549	$27,761
See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.1%
MercadoLibre, Inc. (a)	63	$105,539
AUSTRALIA — 1.8%
Afterpay, Ltd. (a)	371	33,781
AMP, Ltd.	10,577	12,732
Ampol, Ltd.	862	18,904
APA Group Stapled Security	856	6,374
Aristocrat Leisure, Ltd.	1,086	25,978
ASX, Ltd.	301	16,723
Australia & New Zealand Banking Group, Ltd.	4,725	82,765
Brambles, Ltd.	3,230	26,420
Cochlear, Ltd.	123	17,939
Coles Group, Ltd.	1,381	19,331
Commonwealth Bank of Australia	2,236	141,673
Computershare, Ltd.	1,215	13,679
Crown Resorts, Ltd.	1,417	10,530
CSL, Ltd.	647	141,380
Dexus REIT	1,473	10,684
Evolution Mining, Ltd.	1,682	6,477
Fortescue Metals Group, Ltd.	4,044	73,115
Goodman Group REIT	3,301	48,168
GPT Group REIT	1,627	5,650
Insurance Australia Group, Ltd.	4,217	15,294
LendLease Corp., Ltd. Stapled Security	962	9,724
Macquarie Group, Ltd.	560	59,841
Magellan Financial Group, Ltd.	160	6,625
Medibank Pvt, Ltd.	4,765	11,068
Mirvac Group REIT	8,969	18,271
National Australia Bank, Ltd.	4,329	75,495
Newcrest Mining, Ltd.	1,044	20,768
Northern Star Resources, Ltd.	1,125	11,016
QBE Insurance Group, Ltd.	2,772	18,246
Ramsay Health Care, Ltd.	182	8,733
REA Group, Ltd. (b)	97	11,142
Rio Tinto PLC	1,326	99,148
Scentre Group REIT	10,392	22,293
SEEK, Ltd.	865	19,043
Sonic Healthcare, Ltd.	1,111	27,562
Stockland REIT	5,569	17,963
Suncorp Group, Ltd.	3,194	24,006
Sydney Airport Stapled Security (a)	4,342	21,477
Tabcorp Holdings, Ltd.	7,362	22,155
Telstra Corp., Ltd.	6,727	15,469
Transurban Group Stapled Security	4,156	43,807
Treasury Wine Estates, Ltd.	1,465	10,626
Vicinity Centres REIT	5,518	6,834
Wesfarmers, Ltd.	601	23,374
Westpac Banking Corp.	5,207	77,828
WiseTech Global, Ltd.	423	10,037
Security Description	Shares	Value
Woolworths Group, Ltd.	1,735	$52,629
		1,472,777
AUSTRIA — 0.1%
Erste Group Bank AG	354	10,803
Raiffeisen Bank International AG (a)	876	17,878
Verbund AG	609	52,048
		80,729
BELGIUM — 0.2%
Ageas SA/NV	176	9,385
Anheuser-Busch InBev SA	1,158	80,776
Elia Group SA	103	12,287
Galapagos NV (a)	75	7,385
KBC Group NV (a)	127	8,901
Proximus SADP	517	10,254
UCB SA	134	13,851
Umicore SA	677	32,546
		175,385
BRAZIL — 0.7%
Ambev SA	8,900	26,815
B2W Cia Digital (a)	584	8,501
B3 SA - Brasil Bolsa Balcao	4,163	49,675
Banco Bradesco SA Preference Shares	7,213	37,688
Banco Bradesco SA	1,638	7,632
Banco BTG Pactual SA	494	8,940
Banco BTG Pactual SA Preference Shares	1	4
Banco do Brasil SA	2,051	15,321
BB Seguridade Participacoes SA	1,030	5,876
Bradespar SA Preference Shares	2,500	30,664
CCR SA	4,538	11,768
Cia Energetica de Minas Gerais Preference Shares	3,159	8,855
Itau Unibanco Holding SA Preference Shares	5,314	32,360
Itausa SA Preference Shares	3,378	7,628
Localiza Rent a Car SA	1,411	18,730
Lojas Americanas SA Preference Shares	1,409	7,132
Lojas Renner SA	1,132	9,489
Magazine Luiza SA	5,964	28,648
Multiplan Empreendimentos Imobiliarios SA	1,086	4,920
Natura & Co. Holding SA (a)	813	8,217
Notre Dame Intermedica Participacoes SA	584	8,808
Raia Drogasil SA	2,185	10,533
Suzano SA (a)	1,746	19,678
Telefonica Brasil SA	474	4,243
Ultrapar Participacoes SA	2,289	10,462
Vale SA	6,847	115,277
WEG SA	1,086	15,836

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Wheaton Precious Metals Corp.	985	$41,101
		554,801
CANADA — 3.0%
Agnico Eagle Mines, Ltd.	465	32,700
Alimentation Couche-Tard, Inc. Class B	1,505	51,246
B2Gold Corp.	2,568	14,372
Bank of Montreal (b)	1,061	80,599
Bank of Nova Scotia	2,128	114,919
Barrick Gold Corp.	2,476	56,361
BCE, Inc. (b)	891	38,067
BlackBerry, Ltd. (a)(b)	1,415	9,374
Brookfield Asset Management, Inc. Class A (b)	1,866	77,071
CAE, Inc.	400	11,074
Cameco Corp. (b)	3,661	48,995
Canadian Imperial Bank of Commerce	711	60,675
Canadian National Railway Co.	1,074	117,971
Canadian Pacific Railway, Ltd. (b)	176	60,996
Canadian Tire Corp., Ltd. Class A (b)	111	14,579
Canopy Growth Corp. (a)(b)	641	15,758
CCL Industries, Inc. Class B	623	28,260
CGI, Inc. (a)(b)	252	19,976
Constellation Software, Inc.	26	33,733
Dollarama, Inc. (b)	502	20,443
Enbridge, Inc. (c)	752	24,030
Enbridge, Inc. (b)(c)	2,697	86,277
Fairfax Financial Holdings, Ltd. (b)	51	17,368
FirstService Corp.	100	13,675
Franco-Nevada Corp.	405	50,736
George Weston, Ltd.	386	28,808
Great-West Lifeco, Inc. (b)	834	19,868
Hydro One, Ltd. (d)	4,070	91,527
iA Financial Corp., Inc.	233	10,092
Intact Financial Corp.	159	18,810
Inter Pipeline, Ltd. (b)	3,901	36,346
Keyera Corp. (b)	584	10,369
Kinross Gold Corp.	934	6,847
Kirkland Lake Gold, Ltd.	437	18,043
Loblaw Cos., Ltd.	293	14,445
Manulife Financial Corp.	2,785	49,514
Metro, Inc. (b)	502	22,381
National Bank of Canada (b)	329	18,500
Open Text Corp. (b)	309	14,029
Pan American Silver Corp.	700	24,121
Parkland Corp.	300	9,511
Pembina Pipeline Corp. (b)	3,497	82,621
Power Corp. of Canada	1,518	34,828
Restaurant Brands International, Inc. (b)	490	29,935
RioCan Real Estate Investment Trust	661	8,691
Security Description	Shares	Value
Ritchie Bros Auctioneers, Inc.	200	$13,890
Rogers Communications, Inc. Class B	612	28,467
Royal Bank of Canada	1,900	155,982
Shaw Communications, Inc. Class B (b)	510	8,943
Shopify, Inc. Class A (a)	155	174,870
SSR Mining, Inc. (a)(b)	800	16,050
Sun Life Financial, Inc.	524	23,280
TC Energy Corp. (b)	1,051	42,692
TELUS Corp.	1,137	22,499
Thomson Reuters Corp.	426	34,836
Topicus.com, Inc. (a)	49	183
Toronto-Dominion Bank (b)	2,684	151,517
WSP Global, Inc. (b)	291	27,544
Yamana Gold, Inc.	1,401	7,995
		2,357,289
CHILE — 0.3%
Antofagasta PLC	3,549	69,883
Cencosud SA	6,786	12,082
Cencosud Shopping SA	9,751	15,625
Cia Cervecerias Unidas SA	1,424	10,516
Embotelladora Andina SA Class B, Preference Shares	2,735	7,041
Falabella SA	4,884	18,079
Lundin Mining Corp. (b)	6,139	54,451
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	552	26,881
		214,558
CHINA — 5.2%
360 Security Technology, Inc. Class A	2,500	6,045
3SBio, Inc. (a)(b)(d)	5,500	5,015
51job, Inc. ADR (a)	79	5,530
Agricultural Bank of China, Ltd. Class H	69,000	25,273
Alibaba Group Holding, Ltd. ADR (a)	2,566	597,185
Alibaba Health Information Technology, Ltd. (a)	8,000	23,627
Anhui Gujing Distillery Co., Ltd. Class A	400	16,747
ANTA Sports Products, Ltd.	1,000	15,850
Baidu, Inc. ADR (a)	371	80,225
Bank of China, Ltd. Class H	146,000	49,898
Bank of Communications Co., Ltd. Class A	13,228	9,122
Bank of Communications Co., Ltd. Class H	18,000	9,518
BeiGene, Ltd. ADR (a)(b)	78	20,154
Beijing Capital International Airport Co., Ltd. Class H	12,000	10,013
Bilibili, Inc. ADR (a)(b)	233	19,973
BOE Technology Group Co., Ltd. Class A	14,700	13,576

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Budweiser Brewing Co. APAC, Ltd. (d)	3,000	$9,905
BYD Co., Ltd. Class H (b)	1,000	26,206
CGN Power Co., Ltd. Class H (d)	83,000	17,876
China Cinda Asset Management Co., Ltd. Class H	46,000	8,721
China CITIC Bank Corp., Ltd. Class H	28,000	11,881
China Common Rich Renewable Energy Investment, Ltd. (a)(b)(e)	24,000	—
China Conch Venture Holdings, Ltd.	3,500	17,017
China Construction Bank Corp. Class A	600	580
China Construction Bank Corp. Class H	149,000	113,184
China Everbright Bank Co., Ltd. Class A	20,509	12,596
China Evergrande Group (b)	2,700	5,188
China Gas Holdings, Ltd.	4,200	16,683
China Huarong Asset Management Co., Ltd. Class H (d)	51,000	5,657
China Jushi Co., Ltd. Class A	2,200	6,759
China Life Insurance Co., Ltd. Class H	14,000	30,875
China Literature, Ltd. (a)(b)(d)	1,200	9,417
China Mengniu Dairy Co., Ltd. (a)	4,000	24,143
China Merchants Bank Co., Ltd. Class A	3,300	22,325
China Merchants Bank Co., Ltd. Class H	4,500	28,437
China Merchants Port Holdings Co., Ltd.	8,378	10,254
China Minsheng Banking Corp., Ltd. Class A	11,945	9,561
China Minsheng Banking Corp., Ltd. Class H	17,500	9,976
China Mobile, Ltd.	9,000	51,304
China Molybdenum Co., Ltd. Class H	21,000	13,704
China National Nuclear Power Co., Ltd. Class A	18,900	14,313
China Northern Rare Earth Group High-Tech Co., Ltd. Class A (a)	3,200	6,448
China Oilfield Services, Ltd. Class H	48,000	40,609
China Overseas Land & Investment, Ltd.	4,000	8,698
China Pacific Insurance Group Co., Ltd. Class H	3,800	14,874
China Resources Beer Holdings Co., Ltd.	2,000	18,417
China Resources Gas Group, Ltd.	4,000	21,280
Security Description	Shares	Value
China Resources Land, Ltd.	2,000	$8,254
China Taiping Insurance Holdings Co., Ltd.	6,000	10,818
China Telecom Corp., Ltd. Class H	40,000	11,091
China Tower Corp., Ltd. Class H (b)(d)	136,000	19,995
China Unicom Hong Kong, Ltd.	14,000	8,035
China Vanke Co., Ltd. Class H	2,696	9,301
China Yangtze Power Co., Ltd. Class A	10,596	31,250
Chongqing Rural Commercial Bank Co., Ltd. Class H	22,000	8,966
CITIC Securities Co., Ltd. Class H	3,500	7,890
Contemporary Amperex Technology Co., Ltd. Class A	300	16,213
COSCO SHIPPING Ports, Ltd.	255	177
Country Garden Holdings Co., Ltd.	9,786	13,530
Country Garden Services Holdings Co., Ltd. (b)	2,000	13,529
CSPC Pharmaceutical Group, Ltd.	14,720	15,054
ENN Energy Holdings, Ltd.	1,900	27,886
ESR Cayman, Ltd. (a)(d)	3,000	10,756
Foshan Haitian Flavouring & Food Co., Ltd. Class A	480	14,817
Fosun International, Ltd.	10,500	16,494
Ganfeng Lithium Co., Ltd. Class A	600	9,346
Geely Automobile Holdings, Ltd.	9,000	30,759
Genscript Biotech Corp. (a)	2,000	2,910
GSX Techedu, Inc. ADR (a)	133	6,877
Guangdong Hongda Blasting Co., Ltd. Class A	1,500	8,300
Guangzhou Automobile Group Co., Ltd. Class H	3,200	3,557
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	1,400	10,454
Huazhu Group, Ltd. ADR (b)	211	9,501
HUYA, Inc. ADR (a)(b)	350	6,976
Iflytek Co., Ltd. Class A	1,800	11,324
Industrial & Commercial Bank of China, Ltd. Class H	116,000	75,250
Industrial Bank Co., Ltd. Class A	4,832	15,522
Innovent Biologics, Inc. (a)(d)	1,000	10,582
iQIYI, Inc. ADR (a)(b)	466	8,146
JD.com, Inc. ADR (a)	1,078	94,756
Jiangsu Expressway Co., Ltd. Class H	8,000	8,945
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	417	15,147
JOYY, Inc. ADR	155	12,397
Kaisa Group Holdings, Ltd. (a)	16,000	7,903
KE Holdings, Inc. ADR (a)	200	12,308
Kingdee International Software Group Co., Ltd. (a)	4,000	16,302

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Kingsoft Corp., Ltd. (b)	2,000	$12,897
Kweichow Moutai Co., Ltd. Class A	202	62,124
Lenovo Group, Ltd.	8,000	7,552
Li Ning Co., Ltd.	3,500	24,059
Luzhou Laojiao Co., Ltd. Class A	400	13,925
Meituan Class B (a)	4,700	178,572
Momo, Inc. ADR	232	3,239
Muyuan Foods Co., Ltd. Class A	780	9,257
NetEase, Inc. ADR	555	53,152
New China Life Insurance Co., Ltd. Class A	1,100	9,815
New Oriental Education & Technology Group, Inc. ADR (a)	243	45,152
NIO, Inc. ADR (a)	1,519	74,036
Oceanwide Holdings Co., Ltd. Class A	12,800	6,462
Offshore Oil Engineering Co., Ltd. Class A	19,700	13,615
People's Insurance Co. Group of China, Ltd. Class H	39,000	12,373
PICC Property & Casualty Co., Ltd. Class H	18,000	13,627
Pinduoduo, Inc. ADR (a)	478	84,926
Ping An Bank Co., Ltd. Class A	3,300	9,824
Ping An Healthcare and Technology Co., Ltd. (a)(b)(d)	600	7,274
Ping An Insurance Group Co. of China, Ltd. Class A	785	10,510
Ping An Insurance Group Co. of China, Ltd. Class H	7,000	85,764
Postal Savings Bank of China Co., Ltd. Class H (d)	22,000	12,427
Prosus NV	634	68,544
Sany Heavy Industry Co., Ltd. Class A	2,500	13,461
Semiconductor Manufacturing International Corp. (a)	5,000	14,251
SF Holding Co., Ltd. Class A	900	12,223
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	9,038
Shanghai International Airport Co., Ltd. Class A	500	5,823
Shanghai International Port Group Co., Ltd. Class A	5,800	4,080
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	7,400	5,787
Shanxi Meijin Energy Co., Ltd. Class A (a)	6,900	7,095
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	300	17,330
Shenzhen International Holdings, Ltd.	6,016	9,714
Shenzhen Investment, Ltd.	32,000	10,978
Shenzhou International Group Holdings, Ltd.	1,800	35,286
Security Description	Shares	Value
Sichuan Chuantou Energy Co., Ltd. Class A	6,500	$10,055
Sinopharm Group Co., Ltd. Class H	4,000	9,729
Smoore International Holdings, Ltd. (a)(b)(d)	2,000	15,437
Sunac China Holdings, Ltd.	2,000	7,390
Sunny Optical Technology Group Co., Ltd.	900	19,697
TAL Education Group ADR (a)	585	41,833
Tencent Holdings, Ltd.	7,984	580,741
Trip.com Group, Ltd. ADR (a)	681	22,970
Tsingtao Brewery Co., Ltd. Class H	2,000	20,944
Vipshop Holdings, Ltd. ADR (a)	574	16,135
Want Want China Holdings, Ltd.	11,000	7,959
Weihai Guangwei Composites Co., Ltd. Class A	1,300	17,819
Wens Foodstuffs Group Co., Ltd. Class A	1,160	3,255
Wuliangye Yibin Co., Ltd. Class A	734	32,974
WuXi AppTec Co., Ltd. Class H (b)(d)	600	11,746
Wuxi Biologics Cayman, Inc. (a)(d)	4,500	59,661
Xiaomi Corp. Class B (a)(d)	17,600	75,359
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	4,600	10,090
XPeng, Inc. ADR (a)	200	8,566
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,800	9,697
Yihai International Holding, Ltd. (a)	1,000	14,831
Yintai Gold Co., Ltd. Class A	6,580	8,720
Yum China Holdings, Inc.	424	24,206
Zai Lab, Ltd. ADR (a)	117	15,835
Zhejiang Expressway Co., Ltd. Class H	16,000	13,516
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,300	10,026
Zijin Mining Group Co., Ltd. Class H	10,000	11,323
ZTE Corp. Class H (b)	2,400	6,036
ZTO Express Cayman, Inc. ADR	688	20,062
		4,186,761
COLOMBIA — 0.1%
Bancolombia SA	1,345	13,755
Bancolombia SA Preference Shares	1,661	17,044
Grupo de Inversiones Suramericana SA	5,077	37,523
Interconexion Electrica SA ESP	3,349	25,163
		93,485
DENMARK — 0.7%
Ambu A/S Class B (b)	237	10,254

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Carlsberg AS Class B	78	$12,503
Chr. Hansen Holding A/S (a)	274	28,213
Coloplast A/S Class B	141	21,546
Danske Bank A/S (a)	1,388	22,964
DSV Panalpina A/S	63	10,563
Genmab A/S (a)	83	33,604
GN Store Nord A/S	125	10,011
Novo Nordisk A/S Class B	2,614	183,326
Novozymes A/S Class B	597	34,298
Orsted A/S (d)	364	74,403
Pandora A/S	159	17,799
Vestas Wind Systems A/S	344	81,398
		540,882
EGYPT — 0.0% (f)
Eastern Co SAE	9,470	7,851
ElSewedy Electric Co.	13,250	8,263
		16,114
FINLAND — 0.3%
Kone Oyj Class B	615	50,010
Neste Oyj	1,267	91,712
Nokia Oyj (a)(c)	1,020	3,933
Nokia Oyj (a)(c)	6,016	23,121
Nordea Bank Abp (a)(c)	3,780	30,939
Nordea Bank Abp (a)(c)	104	849
Orion Oyj Class B (b)	169	7,760
Sampo Oyj Class A	1,174	49,658
Wartsila OYJ Abp	899	8,965
		266,947
FRANCE — 2.8%
Adevinta ASA (a)	836	14,060
Aeroports de Paris (a)	105	13,631
Airbus SE (a)	897	98,536
Alstom SA (a)	623	35,529
Amundi SA (a)(d)	176	14,385
Atos SE (a)	223	20,404
AXA SA	2,871	68,542
BNP Paribas SA (a)	1,444	76,158
Bollore SA	28	116
Bureau Veritas SA (a)	618	16,454
Capgemini SE	280	43,441
CNP Assurances (a)	295	4,757
Covivio REIT	127	11,709
Danone SA	927	60,976
Dassault Aviation SA (a)	8	8,780
Dassault Systemes SE	183	37,203
Edenred	531	30,153
Eiffage SA (a)	149	14,410
EssilorLuxottica SA	488	76,159
Gecina SA REIT	119	18,390
Getlink SE (a)	1,236	21,444
Hermes International	49	52,735
Ipsen SA	83	6,896
Kering SA	118	85,819
Klepierre SA REIT	651	14,648
Security Description	Shares	Value
Legrand SA	574	$51,269
L'Oreal SA	424	161,238
LVMH Moet Hennessy Louis Vuitton SE	417	260,672
Natixis SA (a)	3,039	10,371
Orange SA	2,936	34,968
Pernod Ricard SA	400	76,741
Peugeot SA (a)	1,494	40,892
Publicis Groupe SA	193	9,625
Remy Cointreau SA	64	11,926
Renault SA (a)	400	17,502
Safran SA (a)	468	66,395
Sanofi	1,661	159,943
Schneider Electric SE	957	138,522
SCOR SE (a)	383	12,381
Societe Generale SA (a)	1,117	23,264
Sodexo SA	229	19,395
Teleperformance	93	30,871
Thales SA	228	20,895
Ubisoft Entertainment SA (a)	177	17,074
Unibail-Rodamco-Westfield (b)	2,141	8,426
Unibail-Rodamco-Westfield REIT	271	21,414
Valeo SA	79	3,120
Vinci SA	1,148	114,281
Vivendi SA	1,620	52,289
Worldline SA (a)(d)	208	20,131
		2,228,940
GERMANY — 2.4%
Adidas AG (a)	260	94,769
Allianz SE	697	171,160
Aroundtown SA	1,127	8,439
BASF SE	706	55,907
Bayer AG	1,340	78,953
Bayerische Motoren Werke AG	955	84,400
Beiersdorf AG	148	17,102
Brenntag AG	63	4,882
Carl Zeiss Meditec AG	65	8,661
Continental AG	132	19,583
Daimler AG	1,666	117,801
Delivery Hero SE (a)(d)	236	36,672
Deutsche Bank AG (a)	2,728	29,870
Deutsche Boerse AG	230	39,187
Deutsche Post AG	724	35,877
Deutsche Telekom AG	4,221	77,237
Deutsche Wohnen SE	343	18,336
E.ON SE	1,246	13,818
Fresenius Medical Care AG & Co. KGaA	257	21,446
Fresenius SE & Co. KGaA	641	29,678
Fuchs Petrolub SE Preference Shares	259	14,717
GEA Group AG	316	11,321
Hannover Rueck SE	39	6,218
HelloFresh SE (a)	228	17,631
Henkel AG & Co. KGaA Preference Shares	442	49,917

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Infineon Technologies AG	1,836	$70,516
KION Group AG	100	8,707
Merck KGaA	177	30,395
MTU Aero Engines AG	95	24,805
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	232	68,922
Puma SE (a)	70	7,903
SAP SE	1,521	199,538
Sartorius AG Preference Shares	40	16,816
Siemens AG	1,243	178,733
Siemens Energy AG (a)	621	22,795
Siemens Healthineers AG (d)	224	11,506
Symrise AG	367	48,676
TeamViewer AG (a)(d)	133	7,132
Telefonica Deutschland Holding AG	1,088	3,002
United Internet AG	198	8,341
Volkswagen AG Preference Shares	302	56,321
Vonovia SE	590	43,140
Zalando SE (a)(d)	225	25,069
		1,895,899
GREECE — 0.0% (f)
OPAP SA	643	8,615
HONG KONG — 0.8%
AIA Group, Ltd.	17,000	208,284
Bank of East Asia, Ltd.	1,205	2,574
China Youzan, Ltd. (a)	44,000	13,109
CK Asset Holdings, Ltd.	5,959	30,587
Hang Seng Bank, Ltd.	400	6,897
Henderson Land Development Co., Ltd.	2,632	10,268
Hong Kong & China Gas Co., Ltd.	18,229	27,224
Hong Kong Exchanges & Clearing, Ltd.	1,633	89,507
Hongkong Land Holdings, Ltd.	2,800	11,564
Hutchison China MediTech, Ltd. ADR (a)	309	9,894
Jardine Matheson Holdings, Ltd.	400	22,400
Jardine Strategic Holdings, Ltd.	400	9,952
Link REIT	4,289	39,052
Melco Resorts & Entertainment, Ltd. ADR	578	10,722
MTR Corp., Ltd.	2,932	16,392
Power Assets Holdings, Ltd.	6,500	35,208
Sino Biopharmaceutical, Ltd.	14,750	14,267
Sino Land Co., Ltd. (b)	11,821	15,398
Sun Hung Kai Properties, Ltd.	2,500	32,242
Swire Properties, Ltd.	2,800	8,143
Techtronic Industries Co., Ltd.	2,000	28,528
Wharf Holdings, Ltd.	2,000	5,378
Wharf Real Estate Investment Co., Ltd. (b)	6,000	31,223
		678,813
Security Description	Shares	Value
INDIA — 1.1%
Adani Ports & Special Economic Zone, Ltd.	1,818	$12,036
Asian Paints, Ltd.	1,002	37,911
Avenue Supermarts, Ltd. (a)(d)	249	9,418
Axis Bank, Ltd. (a)	2,785	23,649
Bajaj Auto, Ltd.	237	11,171
Bajaj Finance, Ltd.	164	11,885
Bandhan Bank, Ltd. (a)(d)	2,106	11,594
Bharti Airtel, Ltd.	4,056	28,294
Britannia Industries, Ltd.	212	10,376
Dabur India, Ltd.	979	7,155
DLF, Ltd.	2,580	8,222
Eicher Motors, Ltd.	310	10,738
Godrej Consumer Products, Ltd.	474	4,801
HCL Technologies, Ltd.	1,806	23,386
Hindustan Unilever, Ltd.	1,270	41,635
Housing Development Finance Corp., Ltd.	1,724	60,370
ICICI Bank, Ltd. ADR (a)	3,187	47,359
Indus Towers, Ltd.	1,354	4,260
Info Edge India, Ltd.	194	12,633
Infosys, Ltd. ADR	5,276	89,428
ITC, Ltd.	7,830	22,397
Kotak Mahindra Bank, Ltd. (a)	512	13,984
Larsen & Toubro, Ltd. GDR	843	14,685
Mahindra & Mahindra, Ltd. GDR	354	3,441
Maruti Suzuki India, Ltd.	242	25,335
Nestle India, Ltd.	82	20,638
Petronet LNG, Ltd.	10,023	33,964
PI Industries, Ltd.	316	9,493
Piramal Enterprises, Ltd.	362	7,078
Reliance Industries, Ltd.	4,044	109,879
Sun Pharmaceutical Industries, Ltd.	1,346	10,912
Tata Consultancy Services, Ltd.	1,386	54,303
Tata Consumer Products, Ltd.	1,440	11,626
Tata Motors, Ltd. (a)	5,878	14,790
Tech Mahindra, Ltd.	1,207	16,076
Titan Co., Ltd.	231	4,954
United Spirits, Ltd. (a)	1,030	8,151
Wipro, Ltd. ADR	2,506	14,159
Zee Entertainment Enterprises, Ltd.	1,895	5,796
		867,982
INDONESIA — 0.2%
Astra International Tbk PT	39,600	16,982
Bank Central Asia Tbk PT	7,900	19,033
Bank Mandiri Persero Tbk PT	32,800	14,766
Bank Negara Indonesia Persero Tbk PT	25,100	11,031
Bank Rakyat Indonesia Persero Tbk PT	78,400	23,269
Barito Pacific Tbk PT (a)	88,300	6,913
Charoen Pokphand Indonesia Tbk PT	22,200	10,310

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Gudang Garam Tbk PT (a)	4,800	$14,007
Indofood CBP Sukses Makmur Tbk PT	13,700	9,336
Telkom Indonesia Persero Tbk PT	156,700	36,917
Unilever Indonesia Tbk PT	23,200	12,137
		174,701
IRELAND — 0.1%
Flutter Entertainment PLC (a)(c)	57	11,640
Flutter Entertainment PLC (a)(c)	156	32,221
Kerry Group PLC Class A	216	31,318
Kingspan Group PLC (a)	104	7,304
		82,483
ISRAEL — 0.3%
Azrieli Group, Ltd.	217	13,794
Bank Hapoalim BM (a)	3,711	25,416
Bank Leumi Le-Israel BM	2,961	17,430
Check Point Software Technologies, Ltd. (a)	257	34,158
Elbit Systems, Ltd.	141	18,580
Isracard, Ltd.	0	1
Israel Discount Bank, Ltd. Class A	7,022	27,031
Mizrahi Tefahot Bank, Ltd.	727	16,812
Nice, Ltd. (a)	146	40,924
Teva Pharmaceutical Industries, Ltd. ADR (a)	488	4,709
Teva Pharmaceutical Industries, Ltd. (a)	1,555	14,796
Wix.com, Ltd. (a)	117	29,245
		242,896
ITALY — 0.6%
Assicurazioni Generali SpA	2,678	46,725
Atlantia SpA (a)	1,387	24,972
Davide Campari-Milano NV	1,699	19,416
DiaSorin SpA	33	6,868
Ferrari NV	254	58,629
FinecoBank Banca Fineco SpA (a)	703	11,526
Infrastrutture Wireless Italiane SpA (d)	811	9,854
Intesa Sanpaolo SpA (a)	21,164	49,527
Mediobanca Banca di Credito Finanziario SpA (a)	1,214	11,200
Moncler SpA (a)	265	16,258
Nexi SpA (a)(d)	954	19,073
Poste Italiane SpA (d)	3,414	34,754
Snam SpA	9,755	54,916
Telecom Italia SpA	33,623	17,435
Terna Rete Elettrica Nazionale SpA	7,836	59,924
UniCredit SpA (a)	2,338	21,878
		462,955
Security Description	Shares	Value
JAPAN — 6.8%
Advantest Corp.	200	$14,974
Amada Co., Ltd.	600	6,584
Asahi Group Holdings, Ltd. (b)	800	32,885
Asahi Intecc Co., Ltd.	500	18,233
Astellas Pharma, Inc.	3,500	54,037
Bandai Namco Holdings, Inc.	200	17,291
Bank of Kyoto, Ltd.	300	15,604
Brother Industries, Ltd.	600	12,355
Canon, Inc. (b)	2,000	38,317
Casio Computer Co., Ltd.	600	10,960
Central Japan Railway Co.	200	28,263
Chiba Bank, Ltd.	900	4,951
Chugai Pharmaceutical Co., Ltd.	700	37,310
Concordia Financial Group, Ltd.	2,700	9,493
CyberAgent, Inc.	200	13,773
Daifuku Co., Ltd.	200	24,718
Dai-ichi Life Holdings, Inc.	1,300	19,542
Daiichi Sankyo Co., Ltd.	2,400	82,173
Daikin Industries, Ltd.	400	88,799
Daito Trust Construction Co., Ltd.	100	9,337
Daiwa House Industry Co., Ltd.	800	23,742
Daiwa Securities Group, Inc.	3,300	15,023
Denso Corp.	800	47,530
Dentsu Group, Inc. (b)	700	20,781
East Japan Railway Co.	400	26,674
Eisai Co., Ltd.	400	28,561
FANUC Corp.	300	73,689
Fast Retailing Co., Ltd.	100	89,564
FUJIFILM Holdings Corp.	400	21,068
Fujitsu, Ltd.	300	43,310
Fukuoka Financial Group, Inc.	500	8,877
Hisamitsu Pharmaceutical Co., Inc.	200	11,875
Hitachi, Ltd.	1,100	43,310
Honda Motor Co., Ltd.	2,100	58,528
Hoshizaki Corp.	100	9,172
Hoya Corp.	500	69,107
Iida Group Holdings Co., Ltd.	900	18,167
Isuzu Motors, Ltd.	1,100	10,441
ITOCHU Corp.	3,000	86,125
Japan Airport Terminal Co., Ltd.	200	12,107
Japan Post Holdings Co., Ltd.	2,832	22,021
Japan Tobacco, Inc. (b)	2,300	46,826
Kajima Corp.	2,000	26,771
Kansai Paint Co., Ltd.	1,500	46,128
Kao Corp.	600	46,317
KDDI Corp.	2,600	77,211
Keikyu Corp.	600	10,280
Keio Corp.	200	15,497
Keyence Corp.	200	112,354
Kikkoman Corp.	400	27,779
Kirin Holdings Co., Ltd.	1,100	25,933
Koito Manufacturing Co., Ltd.	300	20,398
Komatsu, Ltd.	900	24,561

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Konami Holdings Corp.	400	$22,471
Kose Corp.	100	17,047
Kubota Corp.	1,600	34,884
Kyocera Corp.	200	12,254
Lasertec Corp.	100	11,729
Lawson, Inc.	200	9,308
M3, Inc.	700	66,057
Makita Corp.	400	20,030
Marubeni Corp.	9,000	59,808
Medipal Holdings Corp.	200	3,754
Mercari, Inc. (a)	200	8,862
MISUMI Group, Inc.	100	3,279
Mitsubishi Corp.	900	22,150
Mitsubishi Electric Corp.	3,000	45,242
Mitsubishi Estate Co., Ltd.	2,300	36,913
Mitsubishi Heavy Industries, Ltd.	300	9,170
Mitsubishi UFJ Financial Group, Inc.	18,300	80,843
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,100	10,068
Mitsui & Co., Ltd.	7,800	142,749
Mitsui Fudosan Co., Ltd.	1,900	39,723
Mizuho Financial Group, Inc.	4,170	52,809
MonotaRO Co., Ltd.	200	10,170
MS&AD Insurance Group Holdings, Inc.	800	24,338
Murata Manufacturing Co., Ltd.	600	54,162
NEC Corp.	500	26,829
Nexon Co., Ltd.	600	18,480
Nidec Corp.	600	75,432
Nintendo Co., Ltd.	200	127,522
Nippon Paint Holdings Co., Ltd.	400	43,896
Nippon Telegraph & Telephone Corp.	1,800	46,122
Nissan Chemical Corp.	400	25,028
Nitori Holdings Co., Ltd.	100	20,940
Nitto Denko Corp.	200	17,880
Nomura Holdings, Inc.	6,200	32,728
Nomura Research Institute, Ltd.	700	25,052
NTT Data Corp.	1,900	25,966
Obayashi Corp.	2,200	18,965
Obic Co., Ltd.	100	20,078
Olympus Corp.	1,800	39,340
Omron Corp.	400	35,643
Ono Pharmaceutical Co., Ltd.	400	12,041
Oriental Land Co., Ltd.	300	49,513
ORIX Corp.	2,800	42,972
Otsuka Holdings Co., Ltd. (b)	400	17,117
Pan Pacific International Holdings Corp.	600	13,878
Panasonic Corp.	1,600	18,449
PeptiDream, Inc. (a)	100	5,075
Persol Holdings Co., Ltd.	400	7,210
Pigeon Corp. (b)	200	8,243
Pola Orbis Holdings, Inc. (b)	400	8,113
Rakuten, Inc. (a)(b)	2,300	22,143
Security Description	Shares	Value
Recruit Holdings Co., Ltd.	1,900	$79,519
Renesas Electronics Corp. (a)	1,500	15,676
Resona Holdings, Inc.	4,900	17,105
Ricoh Co., Ltd.	1,400	9,180
Rohm Co., Ltd.	100	9,676
Ryohin Keikaku Co., Ltd.	800	16,311
Santen Pharmaceutical Co., Ltd.	600	9,734
SBI Holdings, Inc.	700	16,591
Secom Co., Ltd.	400	36,872
Seiko Epson Corp.	700	10,380
Sekisui House, Ltd.	1,400	28,476
Seven & i Holdings Co., Ltd.	800	28,352
Shimadzu Corp.	800	31,072
Shimano, Inc.	100	23,328
Shimizu Corp.	2,100	15,255
Shin-Etsu Chemical Co., Ltd.	400	69,892
Shinsei Bank, Ltd.	1,000	12,311
Shionogi & Co., Ltd.	200	10,916
Shiseido Co., Ltd.	500	34,559
Shizuoka Bank, Ltd.	1,900	13,913
SMC Corp.	100	60,971
Softbank Corp.	2,500	31,309
SoftBank Group Corp.	2,300	179,509
Sohgo Security Services Co., Ltd.	400	20,727
Sompo Holdings, Inc.	500	20,209
Sony Corp.	1,800	179,311
Square Enix Holdings Co., Ltd.	200	12,127
Subaru Corp.	500	9,988
Sumitomo Corp.	2,600	34,387
Sumitomo Dainippon Pharma Co., Ltd. (b)	700	10,326
Sumitomo Metal Mining Co., Ltd.	400	17,740
Sumitomo Mitsui Financial Group, Inc.	2,500	77,195
Sumitomo Mitsui Trust Holdings, Inc.	100	3,077
Sumitomo Realty & Development Co., Ltd.	400	12,324
Suzuki Motor Corp.	400	18,527
Sysmex Corp.	400	48,041
T&D Holdings, Inc.	600	7,073
Taisei Corp.	400	13,773
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,732
Takeda Pharmaceutical Co., Ltd.	2,220	80,741
TDK Corp.	100	15,052
Terumo Corp.	800	33,412
Toho Gas Co., Ltd.	400	26,461
Tokio Marine Holdings, Inc.	800	41,129
Tokyo Century Corp.	200	15,846
Tokyo Electron, Ltd.	200	74,386
Tokyu Corp.	800	9,926
Toshiba Corp.	500	13,972
TOTO, Ltd.	600	36,031
Toyota Industries Corp.	200	15,865
Toyota Motor Corp.	2,900	223,500

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Toyota Tsusho Corp.	1,000	$40,341
Trend Micro, Inc. (a)(b)	400	23,013
Unicharm Corp.	400	18,953
Welcia Holdings Co., Ltd.	200	7,545
Yakult Honsha Co., Ltd.	400	20,146
Yamaha Corp.	400	23,517
Yaskawa Electric Corp.	400	19,875
Yokogawa Electric Corp.	900	17,905
Z Holdings Corp.	4,700	28,424
ZOZO, Inc.	400	9,876
		5,410,181
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	6,883	15,295
Kuwait Finance House KSCP	4,451	9,906
Mobile Telecommunications Co. KSCP	7,793	15,524
National Bank of Kuwait SAKP	4,971	13,727
		54,452
LUXEMBOURG — 0.0% (f)
Eurofins Scientific SE (a)	110	9,237
Reinet Investments SCA	386	7,242
SES SA	637	6,014
Tenaris SA	2,185	17,709
		40,202
MACAU — 0.0% (f)
Galaxy Entertainment Group, Ltd.	2,000	15,541
Sands China, Ltd.	4,800	21,079
Wynn Macau, Ltd. (a)(b)	800	1,343
		37,963
MALAYSIA — 0.3%
CIMB Group Holdings Bhd	12,058	12,890
Dialog Group Bhd	42,100	36,108
Gamuda Bhd	2,860	2,766
Genting Malaysia Bhd	13,700	9,162
Hartalega Holdings Bhd	2,500	7,545
Hong Leong Bank Bhd	1,100	4,977
IHH Healthcare Bhd	9,500	12,989
Malayan Banking Bhd	9,829	20,672
Petronas Dagangan Bhd	8,200	43,625
PPB Group Bhd	3,000	13,812
Public Bank Bhd	4,700	24,070
Supermax Corp. Bhd (a)	5,417	8,093
Top Glove Corp. Bhd	6,300	9,585
		206,294
MEXICO — 0.2%
America Movil SAB de CV Series L	33,274	24,197
Coca-Cola Femsa SAB de CV	2,176	9,994
Fibra Uno Administracion SA de CV REIT	5,245	5,923
Security Description	Shares	Value
Fomento Economico Mexicano SAB de CV	2,565	$19,353
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	1,194	13,311
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	761	12,574
Grupo Financiero Banorte SAB de CV Series O (a)	4,563	25,174
Promotora y Operadora de Infraestructura SAB de CV	758	6,681
Wal-Mart de Mexico SAB de CV	5,842	16,413
		133,620
NETHERLANDS — 1.0%
Adyen NV (a)(d)	15	34,963
Aegon NV	3,804	15,057
Akzo Nobel NV	204	21,930
Argenx SE (a)	60	17,766
ASML Holding NV	607	295,258
Heineken NV	266	29,689
ING Groep NV (a)	4,203	39,294
Just Eat Takeaway.com NV (a)(d)	128	14,471
Koninklijke Ahold Delhaize NV	1,257	35,543
Koninklijke DSM NV	405	69,772
Koninklijke KPN NV	2,727	8,298
Koninklijke Philips NV (a)	1,748	93,635
Koninklijke Vopak NV	274	14,413
NN Group NV	654	28,431
NXP Semiconductors NV	371	58,993
Randstad NV (a)	322	20,976
Wolters Kluwer NV	448	37,855
		836,344
NEW ZEALAND — 0.1% (f)
a2 Milk Co., Ltd. (a)(b)	543	4,719
Fisher & Paykel Healthcare Corp., Ltd.	350	8,309
Meridian Energy, Ltd.	5,597	29,901
		42,929
NORWAY — 0.3%
DNB ASA (a)	3,028	59,415
Gjensidige Forsikring ASA	1,807	40,395
Mowi ASA	1,975	44,058
Orkla ASA	3,318	33,715
Schibsted ASA Class B (a)	461	17,219
Telenor ASA	2,765	47,117
		241,919
PERU — 0.1%
Southern Copper Corp.	807	52,552
PHILIPPINES — 0.1%
Ayala Land, Inc.	12,080	10,288
BDO Unibank, Inc.	4,880	10,853
International Container Terminal Services, Inc.	2,660	6,841
Megaworld Corp.	126,000	10,705

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Puregold Price Club, Inc.	11,100	$9,476
SM Prime Holdings, Inc.	13,200	10,582
		58,745
POLAND — 0.1%
Bank Polska Kasa Opieki SA (a)	531	8,707
CD Projekt SA (a)	160	11,796
LPP SA (a)	1	2,224
Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,270	9,789
Powszechny Zaklad Ubezpieczen SA (a)	1,788	15,529
		48,045
QATAR — 0.1%
Barwa Real Estate Co.	29,934	27,961
Industries Qatar QSC	5,516	16,468
Mesaieed Petrochemical Holding Co.	13,718	7,712
Qatar National Bank QPSC	5,987	29,318
		81,459
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	1,623	10,331
RUSSIA — 0.4%
Alrosa PJSC (a)	10,892	14,546
Magnit PJSC GDR	1,058	18,621
Mail.Ru Group, Ltd. GDR (a)	356	9,363
Mobile TeleSystems PJSC ADR	2,781	24,890
Moscow Exchange MICEX (a)	13,275	28,580
Polymetal International PLC	1,085	24,983
Polyus PJSC GDR	182	18,346
Sberbank of Russia PJSC ADR	6,702	97,313
VTB Bank PJSC GDR	5,042	4,813
X5 Retail Group NV GDR	660	23,839
Yandex NV Class A (a)(b)	569	39,591
		304,885
SAUDI ARABIA — 0.4%
Abdullah Al Othaim Markets Co.	204	6,677
Al Rajhi Bank	1,990	39,040
Alinma Bank (a)	1,779	7,673
Almarai Co. JSC	654	9,571
Arab National Bank	1,655	8,867
Bank AlBilad	1,074	8,116
Banque Saudi Fransi	971	8,179
Bupa Arabia for Cooperative Insurance Co. (a)	207	6,743
Co. for Cooperative Insurance (a)	454	9,645
Dar Al Arkan Real Estate Development Co. (a)	5,025	11,599
Emaar Economic City (a)	6,517	15,999
Etihad Etisalat Co. (a)	1,700	12,982
National Commercial Bank	2,489	28,761
Riyad Bank	1,443	7,770
Samba Financial Group	2,945	23,982
Saudi Airlines Catering Co.	307	6,309
Security Description	Shares	Value
Saudi Arabian Fertilizer Co.	1,078	$23,160
Saudi Arabian Mining Co. (a)	733	7,913
Saudi British Bank	1,701	11,208
Saudi Telecom Co.	1,104	31,193
Yanbu National Petrochemical Co.	1,046	17,816
		303,203
SINGAPORE — 0.2%
CapitaLand Integrated Commercial Trust REIT	8,700	14,219
City Developments, Ltd.	2,332	14,063
DBS Group Holdings, Ltd.	1,862	35,277
Genting Singapore, Ltd.	20,700	13,313
Oversea-Chinese Banking Corp., Ltd.	2,606	19,836
Singapore Technologies Engineering, Ltd.	4,100	11,850
Singapore Telecommunications, Ltd.	15,929	27,841
United Overseas Bank, Ltd.	954	16,306
UOL Group, Ltd.	792	4,620
		157,325
SOUTH AFRICA — 0.4%
Absa Group, Ltd.	1,734	14,149
Anglo American Platinum, Ltd.	99	9,727
Aspen Pharmacare Holdings, Ltd. (a)	363	3,098
Bid Corp., Ltd.	273	4,889
Discovery, Ltd.	1,288	13,463
FirstRand, Ltd.	12,131	42,152
Gold Fields, Ltd.	845	7,914
Growthpoint Properties, Ltd. REIT	12,345	10,564
Kumba Iron Ore, Ltd.	452	19,165
MTN Group, Ltd. (b)	2,552	10,457
Naspers, Ltd. Class N	583	119,839
Nedbank Group, Ltd.	993	8,753
Old Mutual, Ltd. (b)	12,354	10,075
Rand Merchant Investment Holdings, Ltd.	4,960	10,823
Sanlam, Ltd.	4,436	17,743
Standard Bank Group, Ltd.	2,614	22,615
		325,426
SOUTH KOREA — 1.9%
Alteogen, Inc. (a)	68	11,249
Amorepacific Corp. (a)	67	12,705
AMOREPACIFIC Group (a)	49	2,476
BGF retail Co., Ltd. (a)	50	6,237
Celltrion Healthcare Co., Ltd. (a)	82	12,304
Celltrion Pharm, Inc. (a)	21	4,613
Celltrion, Inc. (a)	172	56,842
CJ CheilJedang Corp. (a)	26	9,119
CJ ENM Co., Ltd. (a)	92	11,814
Coway Co., Ltd. (a)	148	9,905
Daelim Industrial Co., Ltd.	225	17,191

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
DB Insurance Co., Ltd. (a)	166	$6,686
Doosan Heavy Industries & Construction Co., Ltd. (a)	762	9,470
Fila Holdings Corp. (a)	62	2,494
GS Engineering & Construction Corp. (a)	341	11,866
Hana Financial Group, Inc.	482	15,308
HLB, Inc. (a)	75	6,386
Hotel Shilla Co., Ltd. (a)	126	9,546
Hyundai Marine & Fire Insurance Co., Ltd. (a)	318	6,660
Hyundai Mobis Co., Ltd. (a)	126	29,635
Hyundai Motor Co. (a)	142	25,098
Hyundai Motor Co. Preference Shares (a)	168	13,857
Industrial Bank of Korea	909	7,397
Kakao Corp.	90	32,270
Kangwon Land, Inc. (a)	372	8,047
KB Financial Group, Inc.	567	22,653
Kia Motors Corp. (a)	253	14,533
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	163	16,280
KT&G Corp. (a)	334	25,550
LG Chem, Ltd. (a)	27	20,481
LG Chem, Ltd. Preference Shares (a)	46	16,155
LG Household & Health Care, Ltd. (a)	11	16,404
LG Household & Health Care, Ltd. Preference Shares (a)	15	9,914
Lotte Corp. (a)	264	8,579
NAVER Corp. (a)	219	58,968
NCSoft Corp. (a)	22	18,855
Netmarble Corp. (a)(d)	48	5,811
NH Investment & Securities Co., Ltd. (a)	1,033	10,746
Orion Corp/Republic of Korea (a)	58	6,621
S-1 Corp. (a)	72	5,634
Samsung Biologics Co., Ltd. (a)(d)	39	29,655
Samsung C&T Corp. (a)	144	18,293
Samsung Electronics Co., Ltd. Preference Shares	1,146	77,645
Samsung Electronics Co., Ltd.	6,588	491,234
Samsung Engineering Co., Ltd. (a)	1,104	13,466
Samsung Fire & Marine Insurance Co., Ltd. (a)	74	12,773
Samsung Life Insurance Co., Ltd. (a)	110	8,010
Samsung SDI Co., Ltd.	72	41,624
Samsung SDS Co., Ltd. (a)	81	13,310
Seegene, Inc.	54	9,594
Shin Poong Pharmaceutical Co., Ltd. (a)	91	10,388
Shinhan Financial Group Co., Ltd.	595	17,555
Security Description	Shares	Value
SK Holdings Co., Ltd.	197	$43,615
SK Hynix, Inc.	755	82,360
SK Telecom Co., Ltd.	81	17,746
Woori Financial Group, Inc.	517	4,631
		1,488,258
SPAIN — 0.6%
Aena SME SA (a)(d)	138	24,011
Amadeus IT Group SA	695	50,648
Banco Bilbao Vizcaya Argentaria SA	10,729	52,969
Banco Santander SA (a)(c)	24,025	74,607
Banco Santander SA (a)(c)	1,522	4,488
CaixaBank SA	2,128	5,470
Cellnex Telecom SA (d)	231	13,883
Enagas SA	2,095	46,050
Ferrovial SA	1,451	40,123
Grifols SA (b)	532	15,544
Iberdrola SA	2,365	33,856
Industria de Diseno Textil SA	1,708	54,419
Red Electrica Corp. SA	2,044	41,953
Siemens Gamesa Renewable Energy SA	389	15,750
Telefonica SA	10,578	41,999
		515,770
SWEDEN — 0.9%
Alfa Laval AB (a)	551	15,183
Assa Abloy AB Class B	2,164	53,359
Atlas Copco AB Class A	176	9,024
Atlas Copco AB Class B	1,240	55,609
Boliden AB	2,023	71,781
EQT AB (b)	417	10,683
Evolution Gaming Group AB (d)	196	19,923
Hennes & Mauritz AB Class B (a)	1,648	34,515
Hexagon AB Class B	351	32,046
Husqvarna AB Class B	982	12,735
ICA Gruppen AB	298	14,910
Industrivarden AB Class C (a)	691	22,339
Investor AB Class B	1,292	94,266
Kinnevik AB Class B	727	36,781
Sandvik AB (a)	1,020	25,002
Securitas AB Class B	309	4,995
Skandinaviska Enskilda Banken AB Class A (a)	946	9,734
Skanska AB Class B	749	19,125
Svenska Cellulosa AB SCA Class B (a)	523	9,126
Svenska Handelsbanken AB Class A (a)	1,682	16,917
Swedish Match AB	309	23,997
Tele2 AB Class B	398	5,263
Telefonaktiebolaget LM Ericsson Class B	3,946	46,914
Telia Co. AB	3,402	14,068

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Volvo AB Class B (a)	2,699	$63,691
		721,986
SWITZERLAND — 2.6%
ABB, Ltd.	2,274	63,568
Adecco Group AG	379	25,365
Alcon, Inc. (a)	585	38,940
Chocoladefabriken Lindt & Spruengli AG	4	39,052
Cie Financiere Richemont SA	772	69,938
Coca-Cola HBC AG	183	5,946
Credit Suisse Group AG	3,482	44,906
EMS-Chemie Holding AG	22	21,230
Geberit AG	75	47,022
Givaudan SA	21	88,614
Julius Baer Group, Ltd.	214	12,347
Kuehne + Nagel International AG	82	18,627
Logitech International SA	125	12,150
Lonza Group AG	62	39,895
Nestle SA	3,877	457,284
Novartis AG	2,927	276,988
Partners Group Holding AG	8	9,412
Roche Holding AG	974	340,479
Schindler Holding AG	43	11,607
SGS SA	11	33,226
Sika AG	335	91,638
Sonova Holding AG (a)	37	9,627
STMicroelectronics NV	619	22,933
Straumann Holding AG	9	10,502
Swatch Group AG	50	13,660
Swiss Life Holding AG	12	5,599
Swiss Re AG	372	35,073
Swisscom AG	40	21,589
Temenos AG	65	9,092
UBS Group AG	4,915	69,337
Vifor Pharma AG	88	13,838
Zurich Insurance Group AG	231	97,606
		2,057,090
TAIWAN — 1.7%
Accton Technology Corp.	1,000	11,246
Acer, Inc.	2,000	1,683
Asustek Computer, Inc.	2,000	17,830
Catcher Technology Co., Ltd.	1,000	7,331
Cathay Financial Holding Co., Ltd.	22,962	34,527
Chailease Holding Co., Ltd.	2,399	14,344
China Development Financial Holding Corp.	34,000	11,253
China Life Insurance Co., Ltd.	5,704	4,507
Chunghwa Telecom Co., Ltd.	8,000	31,034
CTBC Financial Holding Co., Ltd.	35,359	24,791
Delta Electronics, Inc.	4,000	37,440
Fubon Financial Holding Co., Ltd.	18,000	29,949
Hiwin Technologies Corp.	185	2,532
Security Description	Shares	Value
Hon Hai Precision Industry Co., Ltd.	11,656	$38,165
Hotai Motor Co., Ltd.	1,000	22,884
MediaTek, Inc.	3,000	79,756
Mega Financial Holding Co., Ltd.	24,922	26,432
Novatek Microelectronics Corp.	2,000	26,265
Oneness Biotech Co., Ltd. (a)	1,000	8,577
Phison Electronics Corp.	1,000	11,834
President Chain Store Corp.	2,000	18,969
Realtek Semiconductor Corp.	1,000	13,898
Ruentex Development Co., Ltd.	14,000	20,379
Shin Kong Financial Holding Co., Ltd.	49,778	15,608
SinoPac Financial Holdings Co., Ltd.	51,160	20,848
Synnex Technology International Corp.	12,000	20,073
Taishin Financial Holding Co., Ltd.	56,043	26,428
Taiwan Cooperative Financial Holding Co., Ltd.	20,368	14,751
Taiwan Mobile Co., Ltd.	1,000	3,520
Taiwan Semiconductor Manufacturing Co., Ltd.	34,000	641,327
Uni-President Enterprises Corp.	13,000	31,230
United Microelectronics Corp.	11,000	18,459
Walsin Technology Corp.	1,000	8,203
Yageo Corp.	1,198	22,086
Yuanta Financial Holding Co., Ltd.	29,555	21,616
		1,339,775
THAILAND — 0.2%
Advanced Info Service PCL	1,100	6,462
Airports of Thailand PCL	13,500	28,050
Bangkok Bank PCL NVDR	2,000	7,911
Bangkok Commercial Asset Management PCL	8,400	6,140
Bangkok Dusit Medical Services PCL NVDR	11,400	7,914
Bangkok Expressway & Metro PCL NVDR	35,000	9,696
Central Pattana PCL	3,700	5,897
CP ALL PCL (a)	7,064	13,734
Energy Absolute PCL NVDR	6,900	11,343
Gulf Energy Development PCL NVDR	14,600	16,691
Intouch Holdings PCL Class F	3,600	6,759
Kasikornbank PCL	2,000	7,610
Kasikornbank PCL NVDR	2,100	7,921
Krung Thai Bank PCL	26,400	9,781
Minor International PCL NVDR (a)	6,800	5,844
Osotspa PCL	4,700	5,569
Siam Commercial Bank PCL NVDR	1,900	5,549

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Siam Commercial Bank PCL	2,800	$8,178
		171,049
TURKEY — 0.0% (f)
Akbank T.A.S. (a)	10,574	9,859
BIM Birlesik Magazalar A/S	670	6,806
Turkiye Garanti Bankasi A/S (a)	7,183	10,022
Turkiye Is Bankasi A/S Class C (a)	5,509	5,188
		31,875
UNITED ARAB EMIRATES — 0.1%
Aldar Properties PJSC	12,754	10,937
Emaar Properties PJSC (a)	9,786	9,405
Emirates NBD Bank PJSC	3,566	10,000
Emirates Telecommunications Group Co. PJSC	5,981	27,518
First Abu Dhabi Bank PJSC	2,039	7,161
		65,021
UNITED KINGDOM — 3.6%
3i Group PLC	2,258	35,743
Ashtead Group PLC	696	32,709
AstraZeneca PLC	1,788	179,006
Auto Trader Group PLC (d)	1,136	9,255
Aviva PLC	9,240	41,075
BAE Systems PLC	3,812	25,470
Barclays PLC (a)	24,490	49,103
Barratt Developments PLC (a)	2,706	24,783
Berkeley Group Holdings PLC	265	17,178
British American Tobacco PLC ADR (b)	3,342	125,292
British Land Co. PLC REIT	5,079	33,950
BT Group PLC	10,462	18,913
Bunzl PLC	884	29,521
Burberry Group PLC (a)	772	18,884
CK Hutchison Holdings, Ltd.	3,000	20,932
CNH Industrial NV (a)	1,413	17,851
Coca-Cola European Partners PLC	159	7,923
Compass Group PLC	2,881	53,677
Croda International PLC	266	23,984
DCC PLC	226	15,996
Diageo PLC	3,293	129,549
Direct Line Insurance Group PLC	1,864	8,128
Entain PLC (a)	1,229	19,043
Experian PLC	1,669	63,356
Fiat Chrysler Automobiles NV (a)	1,243	22,296
GlaxoSmithKline PLC	7,122	130,649
Hargreaves Lansdown PLC	231	4,815
HSBC Holdings PLC (a)	26,499	137,230
Imperial Brands PLC	1,643	34,486
Informa PLC (a)	2,296	17,230
Intertek Group PLC	298	23,007
JD Sports Fashion PLC (a)	943	11,086
Johnson Matthey PLC	677	22,442
Security Description	Shares	Value
Kingfisher PLC (a)	4,148	$15,332
Land Securities Group PLC REIT	2,880	26,526
Legal & General Group PLC	13,196	48,018
Liberty Global PLC Class A (a)	351	8,501
Linde PLC (a)	620	163,376
Lloyds Banking Group PLC (a)	114,504	57,036
London Stock Exchange Group PLC	357	43,959
M&G PLC	3,858	10,439
Melrose Industries PLC (a)	7,608	18,517
National Grid PLC	6,595	77,980
Natwest Group PLC (a)	3,445	7,895
Next PLC (a)	166	16,079
Ocado Group PLC (a)	550	17,194
Pearson PLC (b)	1,878	17,467
Persimmon PLC	606	22,921
Prudential PLC	3,858	71,037
Reckitt Benckiser Group PLC	1,010	90,320
RELX PLC (c)	2,243	54,959
RELX PLC (c)	918	22,498
Rentokil Initial PLC (a)	1,467	10,219
Rolls-Royce Holdings PLC (a)	13,814	21,007
RSA Insurance Group PLC	2,516	23,297
Sage Group PLC	1,689	13,437
Schroders PLC	160	7,298
Segro PLC REIT	2,210	28,627
Severn Trent PLC	1,371	42,898
Smith & Nephew PLC	1,473	30,404
Smiths Group PLC	1,098	22,581
St James's Place PLC	724	11,218
Standard Chartered PLC (a)	4,381	27,901
Standard Life Aberdeen PLC	5,723	22,006
Taylor Wimpey PLC (a)	8,000	18,131
Tesco PLC	13,363	42,269
Unilever PLC (c)	1,571	94,317
Unilever PLC (c)	2,171	131,661
United Utilities Group PLC	4,033	49,341
Vodafone Group PLC	41,839	69,168
Whitbread PLC (a)	545	23,095
WPP PLC	2,282	24,955
		2,908,446
UNITED STATES — 56.5%
10X Genomics, Inc. Class A (a)	100	14,160
3M Co.	804	140,531
A.O. Smith Corp.	371	20,338
Abbott Laboratories	2,575	281,937
AbbVie, Inc.	2,515	269,482
ABIOMED, Inc. (a)	83	26,909
Accenture PLC Class A	993	259,382
Activision Blizzard, Inc.	968	89,879
Adobe, Inc. (a)	662	331,079
Advance Auto Parts, Inc.	91	14,333
Advanced Micro Devices, Inc. (a)	1,564	143,434
Aflac, Inc.	1,521	67,639
Agilent Technologies, Inc.	551	65,288

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
AGNC Investment Corp. REIT	1,069	$16,676
Akamai Technologies, Inc. (a)	263	27,612
Albemarle Corp.	264	38,945
Alexandria Real Estate Equities, Inc. REIT	111	19,782
Alexion Pharmaceuticals, Inc. (a)	274	42,810
Align Technology, Inc. (a)	111	59,316
Allegion PLC	202	23,509
Allstate Corp.	564	62,001
Ally Financial, Inc.	456	16,261
Alnylam Pharmaceuticals, Inc. (a)	125	16,246
Alphabet, Inc. Class A (a)	425	744,872
Alphabet, Inc. Class C (a)	405	709,511
Altria Group, Inc.	2,741	112,381
Amazon.com, Inc. (a)	574	1,869,478
Amcor PLC	2,524	29,707
AMERCO	40	18,158
American Express Co.	913	110,391
American International Group, Inc.	1,519	57,509
American Tower Corp. REIT	647	145,226
American Water Works Co., Inc.	863	132,445
Ameriprise Financial, Inc.	196	38,089
AmerisourceBergen Corp.	211	20,627
AMETEK, Inc.	370	44,748
Amgen, Inc.	841	193,363
Amphenol Corp. Class A	232	30,339
Analog Devices, Inc.	605	89,377
Annaly Capital Management, Inc. REIT	2,448	20,686
ANSYS, Inc. (a)	51	18,554
Anthem, Inc.	271	87,015
Aon PLC Class A	409	86,409
Apollo Global Management, Inc.	152	7,445
Apple, Inc.	22,967	3,047,491
Applied Materials, Inc.	1,380	119,094
Aptiv PLC	391	50,943
Arch Capital Group, Ltd. (a)	449	16,195
Arista Networks, Inc. (a)	55	15,981
Arrow Electronics, Inc. (a)	82	7,979
Arthur J Gallagher & Co.	70	8,660
Assurant, Inc.	79	10,761
AT&T, Inc.	10,364	298,069
Athene Holding, Ltd. Class A (a)	211	9,103
Atmos Energy Corp.	1,046	99,820
Autodesk, Inc. (a)	321	98,014
Automatic Data Processing, Inc.	696	122,635
AutoZone, Inc. (a)	26	30,821
Avalara, Inc. (a)	70	11,542
AvalonBay Communities, Inc. REIT	242	38,824
Avantor, Inc. (a)	549	15,454
Avery Dennison Corp.	255	39,553
Axalta Coating Systems, Ltd. (a)	1,043	29,778
Baker Hughes Co.	2,693	56,149
Security Description	Shares	Value
Ball Corp.	623	$58,051
Bank of America Corp.	10,725	325,075
Bank of New York Mellon Corp.	1,187	50,376
Bausch Health Cos., Inc. (a)(b)	291	6,032
Baxter International, Inc.	627	50,310
Becton Dickinson and Co.	400	100,088
Berkshire Hathaway, Inc. Class B (a)	1,662	385,368
Best Buy Co., Inc.	370	36,922
Biogen, Inc. (a)	260	63,664
BioMarin Pharmaceutical, Inc. (a)	177	15,521
BlackRock, Inc.	198	142,865
Blackstone Group, Inc. Class A	776	50,293
Boeing Co.	724	154,979
Booking Holdings, Inc. (a)	65	144,773
BorgWarner, Inc.	197	7,612
Boston Properties, Inc. REIT	160	15,125
Boston Scientific Corp. (a)	2,042	73,410
Bristol-Myers Squibb Co.	3,340	207,180
Broadcom, Inc.	534	233,812
Broadridge Financial Solutions, Inc.	159	24,359
Brown-Forman Corp. Class B	482	38,285
Burlington Stores, Inc. (a)	40	10,462
C.H. Robinson Worldwide, Inc.	212	19,900
Cadence Design Systems, Inc. (a)	292	39,838
Camden Property Trust REIT	140	13,989
Capital One Financial Corp.	494	48,832
Cardinal Health, Inc.	481	25,762
Carlyle Group, Inc.	222	6,980
CarMax, Inc. (a)	210	19,837
Carrier Global Corp.	1,360	51,299
Carvana Co. (a)(b)	100	23,954
Catalent, Inc. (a)	128	13,321
Caterpillar, Inc.	711	129,416
Cboe Global Markets, Inc.	79	7,356
CBRE Group, Inc. Class A (a)	571	35,813
CDW Corp.	119	15,683
Celanese Corp.	100	12,994
Centene Corp. (a)	609	36,558
CenturyLink, Inc.	1,430	13,943
Ceridian HCM Holding, Inc. (a)	100	10,656
Cerner Corp.	565	44,341
Charles Schwab Corp.	1,831	97,116
Charter Communications, Inc. Class A (a)	194	128,341
Cheniere Energy, Inc. (a)	592	35,538
Chevron Corp.	386	32,598
Chewy, Inc. Class A (a)(b)	100	8,989
Chipotle Mexican Grill, Inc. (a)	42	58,242
Chubb, Ltd.	700	107,744
Church & Dwight Co., Inc.	343	29,920
Cigna Corp.	424	88,268
Cincinnati Financial Corp.	209	18,260

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Cintas Corp.	166	$58,674
Cisco Systems, Inc.	6,050	270,737
Citigroup, Inc.	3,463	213,529
Citizens Financial Group, Inc.	1,026	36,690
Citrix Systems, Inc.	201	26,150
Clorox Co.	154	31,096
Cloudflare, Inc. Class A (a)	200	15,198
CME Group, Inc.	454	82,651
Coca-Cola Co.	6,284	344,615
Cognex Corp.	159	12,765
Cognizant Technology Solutions Corp. Class A	876	71,788
Colgate-Palmolive Co.	1,277	109,196
Comcast Corp. Class A	6,043	316,653
Conagra Brands, Inc.	543	19,689
Consolidated Edison, Inc.	1,094	79,063
Constellation Brands, Inc. Class A	264	57,829
Cooper Cos., Inc.	30	10,900
Copart, Inc. (a)	449	57,135
Corning, Inc.	1,138	40,968
Corteva, Inc.	1,086	42,050
CoStar Group, Inc. (a)	64	59,154
Costco Wholesale Corp.	672	253,196
Coupa Software, Inc. (a)	70	23,724
Crowdstrike Holdings, Inc. Class A (a)	228	48,295
Crown Castle International Corp. REIT	647	102,996
CSX Corp.	1,097	99,553
Cummins, Inc.	203	46,101
CVS Health Corp.	1,809	123,555
D.R. Horton, Inc.	327	22,537
Danaher Corp.	912	202,592
Darden Restaurants, Inc.	159	18,940
Datadog, Inc. Class A (a)	217	21,361
DaVita, Inc. (a)	106	12,444
Deere & Co.	423	113,808
Dell Technologies, Inc. Class C (a)	400	29,316
DENTSPLY SIRONA, Inc.	481	25,185
DexCom, Inc. (a)	119	43,997
Digital Realty Trust, Inc. REIT	300	41,853
Discover Financial Services	286	25,892
Discovery, Inc. Class A (a)(b)	564	16,971
DISH Network Corp. Class A (a)	348	11,254
DocuSign, Inc. (a)	255	56,686
Dollar General Corp.	307	64,562
Dollar Tree, Inc. (a)	253	27,334
Dominion Energy, Inc.	992	74,598
Domino's Pizza, Inc.	71	27,226
Dover Corp.	252	31,815
Dow, Inc.	1,007	55,889
DraftKings, Inc. Class A (a)(b)	200	9,312
Dropbox, Inc. Class A (a)	466	10,341
Duke Realty Corp. REIT	527	21,064
Security Description	Shares	Value
Eaton Corp. PLC	593	$71,243
eBay, Inc.	1,057	53,114
Ecolab, Inc.	571	123,542
Edison International	912	57,292
Edwards Lifesciences Corp. (a)	834	76,086
Elanco Animal Health, Inc. (a)	620	19,015
Electronic Arts, Inc.	391	56,148
Eli Lilly & Co.	1,171	197,712
Emerson Electric Co.	967	77,718
Enphase Energy, Inc. (a)	200	35,094
Equifax, Inc.	151	29,119
Equinix, Inc. REIT	121	86,416
Equitable Holdings, Inc.	543	13,895
Equity Residential REIT	628	37,228
Erie Indemnity Co. Class A	35	8,596
Essential Utilities, Inc.	2,217	104,842
Essex Property Trust, Inc. REIT	81	19,231
Estee Lauder Cos., Inc. Class A	393	104,613
Etsy, Inc. (a)	100	17,791
Everest Re Group, Ltd.	50	11,705
Eversource Energy	1,616	139,800
Exact Sciences Corp. (a)	235	31,135
Exelon Corp.	233	9,837
Expedia Group, Inc.	188	24,891
Expeditors International of Washington, Inc.	502	47,745
Extra Space Storage, Inc. REIT	93	10,775
F5 Networks, Inc. (a)	79	13,899
Facebook, Inc. Class A (a)	3,242	885,585
Fair Isaac Corp. (a)	12	6,132
Fastenal Co.	923	45,070
FedEx Corp.	200	51,924
Ferguson PLC	444	53,919
Fidelity National Financial, Inc.	623	24,353
Fidelity National Information Services, Inc. (c)	946	133,821
Fifth Third Bancorp	1,261	34,766
First Republic Bank	233	34,235
Fiserv, Inc. (a)	895	101,905
FleetCor Technologies, Inc. (a)	133	36,286
FMC Corp.	530	60,913
Ford Motor Co.	4,611	40,531
Fortinet, Inc. (a)	133	19,754
Fortive Corp.	456	32,294
Fortune Brands Home & Security, Inc.	93	7,972
Fox Corp. Class A	586	17,064
Franklin Resources, Inc.	447	11,171
Freeport-McMoRan, Inc.	2,249	58,519
Garmin, Ltd.	228	27,282
Gartner, Inc. (a)	79	12,655
Generac Holdings, Inc. (a)	100	22,741
General Dynamics Corp.	382	56,849
General Electric Co.	13,235	142,938
General Mills, Inc.	829	48,745
General Motors Co.	1,466	61,044

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Genuine Parts Co.	161	$16,169
Gilead Sciences, Inc.	1,798	104,751
Global Payments, Inc.	390	84,014
GoDaddy, Inc. Class A (a)	79	6,553
Goldman Sachs Group, Inc.	514	135,547
Halliburton Co.	5,972	112,871
Hartford Financial Services Group, Inc.	606	29,682
Hasbro, Inc.	214	20,018
HCA Healthcare, Inc.	329	54,107
Healthpeak Properties, Inc. REIT	644	19,468
HEICO Corp.	78	10,327
Henry Schein, Inc. (a)	119	7,956
Hershey Co.	149	22,697
Hewlett Packard Enterprise Co.	3,502	41,499
Hilton Worldwide Holdings, Inc.	294	32,710
Hologic, Inc. (a)	292	21,266
Home Depot, Inc.	1,386	368,149
Honeywell International, Inc.	1,057	224,824
Horizon Therapeutics PLC (a)	200	14,630
Host Hotels & Resorts, Inc. REIT	1,416	20,716
HP, Inc.	2,697	66,319
Humana, Inc.	95	38,976
Huntington Bancshares, Inc.	350	4,421
Huntington Ingalls Industries, Inc.	33	5,626
IDEXX Laboratories, Inc. (a)	111	55,486
IHS Markit, Ltd.	867	77,883
Illinois Tool Works, Inc.	459	93,581
Illumina, Inc. (a)	188	69,560
Incyte Corp. (a)	188	16,352
Ingersoll Rand, Inc. (a)	320	14,579
Insulet Corp. (a)	78	19,939
Intel Corp.	6,039	300,863
InterActiveCorp (a)	103	19,503
Intercontinental Exchange, Inc.	637	73,440
International Business Machines Corp.	1,381	173,840
International Flavors & Fragrances, Inc. (b)(c)	223	24,271
International Flavors & Fragrances, Inc. (c)	54	5,927
Interpublic Group of Cos., Inc.	419	9,855
Intuit, Inc.	357	135,606
Intuitive Surgical, Inc. (a)	169	138,259
Invesco, Ltd.	460	8,018
Invitation Homes, Inc. REIT	251	7,455
Ionis Pharmaceuticals, Inc. (a)	155	8,764
IPG Photonics Corp. (a)	40	8,952
IQVIA Holdings, Inc. (a)	254	45,509
Iron Mountain, Inc. REIT (b)	232	6,839
J.M. Smucker Co.	132	15,259
Jack Henry & Associates, Inc.	119	19,277
Jacobs Engineering Group, Inc.	368	40,097
James Hardie Industries PLC CDI (a)	974	28,726
Jazz Pharmaceuticals PLC (a)	117	19,311
Security Description	Shares	Value
Johnson & Johnson	3,682	$579,473
Johnson Controls International PLC	1,181	55,023
JPMorgan Chase & Co.	3,855	489,855
Juniper Networks, Inc.	327	7,361
Kansas City Southern	58	11,840
Kellogg Co.	183	11,388
Keurig Dr. Pepper, Inc.	692	22,144
KeyCorp.	1,751	28,734
Keysight Technologies, Inc. (a)	237	31,305
Kimberly-Clark Corp.	368	49,617
Kinder Morgan, Inc.	10,857	148,415
KKR & Co., Inc.	853	34,538
KLA Corp.	190	49,193
Knight-Swift Transportation Holdings, Inc.	152	6,357
Kraft Heinz Co.	1,247	43,221
Kroger Co.	444	14,101
L3Harris Technologies, Inc.	316	59,730
Laboratory Corp. of America Holdings (a)	114	23,205
Lam Research Corp.	204	96,343
Lamb Weston Holdings, Inc.	159	12,520
Las Vegas Sands Corp.	615	36,654
Lear Corp.	40	6,361
Leidos Holdings, Inc.	214	22,496
Lennar Corp. Class A	321	24,470
Lennox International, Inc.	79	21,644
Liberty Media Corp.-Liberty Formula One Class C (a)	447	19,042
Liberty Media Corp.-Liberty SiriusXM Class A (a)	410	17,708
Liberty Media Corp.-Liberty SiriusXM Class C (a)	46	2,001
Lincoln National Corp.	431	21,684
Live Nation Entertainment, Inc. (a)	119	8,744
LKQ Corp. (a)	517	18,219
Lockheed Martin Corp.	306	108,624
Loews Corp.	1,079	48,577
Lowe's Cos., Inc.	952	152,806
Lululemon Athletica, Inc. (a)	161	56,033
M&T Bank Corp.	176	22,405
Markel Corp. (a)	19	19,633
MarketAxess Holdings, Inc.	35	19,970
Marriott International, Inc. Class A	106	13,984
Marsh & McLennan Cos., Inc.	872	102,024
Martin Marietta Materials, Inc.	82	23,286
Marvell Technology Group, Ltd.	1,108	52,674
Masco Corp.	696	38,231
Mastercard, Inc. Class A	1,243	443,676
Match Group, Inc. (a)	337	50,951
Maxim Integrated Products, Inc.	309	27,393
McCormick & Co., Inc.	434	41,490
McDonald's Corp.	1,110	238,184
McKesson Corp.	237	41,219

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Medical Properties Trust, Inc. REIT	1,027	$22,378
Medtronic PLC	2,032	238,028
Merck & Co., Inc.	3,660	299,388
MetLife, Inc.	1,436	67,420
Mettler-Toledo International, Inc. (a)	40	45,587
MGM Resorts International	911	28,706
Microchip Technology, Inc.	292	40,328
Micron Technology, Inc. (a)	1,501	112,845
Microsoft Corp.	9,669	2,150,579
Mid-America Apartment Communities, Inc. REIT	40	5,068
Moderna, Inc. (a)	350	36,565
Molina Healthcare, Inc. (a)	35	7,444
Molson Coors Beverage Co. Class B	300	13,557
Mondelez International, Inc. Class A	2,328	136,118
MongoDB, Inc. (a)	35	12,566
Monster Beverage Corp. (a)	621	57,430
Moody's Corp.	207	60,080
Morgan Stanley	1,759	120,544
Motorola Solutions, Inc.	277	47,107
MSCI, Inc.	59	26,345
Nasdaq, Inc.	21	2,788
NetApp, Inc.	419	27,755
Netflix, Inc. (a)	600	324,438
Neurocrine Biosciences, Inc. (a)	93	8,914
Newell Brands, Inc.	724	15,371
Newmont Corp.	873	52,284
News Corp. Class A	897	16,119
NextEra Energy, Inc.	2,616	201,824
NIKE, Inc. Class B	1,762	249,270
Norfolk Southern Corp.	370	87,916
Northern Trust Corp.	139	12,946
Northrop Grumman Corp.	219	66,734
NortonLifeLock, Inc.	1,097	22,796
Novocure, Ltd. (a)	100	17,304
NVIDIA Corp.	841	439,170
Okta, Inc. (a)	113	28,731
Old Dominion Freight Line, Inc.	238	46,453
Omega Healthcare Investors, Inc. REIT	374	13,584
Omnicom Group, Inc.	28	1,746
ONEOK, Inc.	1,290	49,510
Oracle Corp.	2,800	181,132
O'Reilly Automotive, Inc. (a)	106	47,972
Otis Worldwide Corp.	679	45,866
PACCAR, Inc.	486	41,932
Palo Alto Networks, Inc. (a)	97	34,473
Parker-Hannifin Corp.	145	39,499
Paychex, Inc.	709	66,065
Paycom Software, Inc. (a)	47	21,256
PayPal Holdings, Inc. (a)	1,434	335,843
Peloton Interactive, Inc. Class A (a)	300	45,516
Security Description	Shares	Value
Pentair PLC	13	$690
PepsiCo, Inc.	1,985	294,375
PerkinElmer, Inc.	100	14,350
Perrigo Co. PLC	162	7,245
Pfizer, Inc.	7,923	291,646
PG&E Corp. (a)	2,100	26,166
Philip Morris International, Inc.	2,225	184,208
Pinterest, Inc. Class A (a)	597	39,342
PNC Financial Services Group, Inc.	732	109,068
PPG Industries, Inc.	586	84,513
Principal Financial Group, Inc.	528	26,194
Procter & Gamble Co.	3,448	479,755
Progressive Corp.	737	72,875
Prologis, Inc. REIT	1,016	101,255
Prudential Financial, Inc.	730	56,991
PTC, Inc. (a)	155	18,540
Public Storage REIT	231	53,345
PulteGroup, Inc.	327	14,100
QIAGEN NV (a)	309	16,049
Qorvo, Inc. (a)	124	20,617
QUALCOMM, Inc.	1,554	236,736
Quest Diagnostics, Inc.	209	24,907
Raytheon Technologies Corp.	2,289	163,686
Realty Income Corp. REIT	333	20,703
Regency Centers Corp. REIT	175	7,978
Regeneron Pharmaceuticals, Inc. (a)	100	48,311
Regions Financial Corp.	1,750	28,210
Reinsurance Group of America, Inc.	82	9,504
ResMed, Inc.	214	45,488
RingCentral, Inc. Class A (a)	78	29,560
Robert Half International, Inc.	270	16,870
Rockwell Automation, Inc.	124	31,100
Roku, Inc. (a)	155	51,463
Rollins, Inc.	255	9,963
Roper Technologies, Inc.	98	42,247
Ross Stores, Inc.	467	57,352
Royal Caribbean Cruises, Ltd.	100	7,469
S&P Global, Inc.	383	125,904
salesforce.com, Inc. (a)	1,162	258,580
Sarepta Therapeutics, Inc. (a)	113	19,265
SBA Communications Corp. REIT	188	53,040
Schlumberger NV	16,238	354,476
Seagate Technology PLC	236	14,670
Seagen, Inc. (a)	125	21,893
Sealed Air Corp.	481	22,025
Sempra Energy	693	88,295
Sensata Technologies Holding PLC (a)	302	15,927
ServiceNow, Inc. (a)	231	127,149
Sherwin-Williams Co.	162	119,055
Simon Property Group, Inc. REIT	576	49,121
Sirius XM Holdings, Inc. (b)	2,445	15,575

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Skyworks Solutions, Inc.	146	$22,320
Slack Technologies, Inc. Class A (a)	362	15,291
Snap, Inc. Class A (a)	1,179	59,033
Snap-on, Inc.	139	23,788
SolarEdge Technologies, Inc. (a)	100	31,912
Splunk, Inc. (a)	190	32,279
Square, Inc. Class A (a)	490	106,644
SS&C Technologies Holdings, Inc.	211	15,350
Stanley Black & Decker, Inc.	231	41,247
Starbucks Corp.	1,908	204,118
State Street Corp. (g)	474	34,498
STERIS PLC	35	6,634
Stryker Corp.	502	123,010
Sun Communities, Inc. REIT	58	8,813
Sunrun, Inc. (a)	200	13,876
SVB Financial Group (a)	79	30,639
Synchrony Financial	640	22,214
Synopsys, Inc. (a)	145	37,590
Sysco Corp.	939	69,730
T Rowe Price Group, Inc.	336	50,867
Take-Two Interactive Software, Inc. (a)	119	24,727
Target Corp.	609	107,507
TE Connectivity, Ltd.	574	69,494
Teladoc Health, Inc. (a)(b)	193	38,592
Teleflex, Inc.	51	20,990
Teradyne, Inc.	178	21,340
Tesla, Inc. (a)(b)	1,027	724,723
Texas Instruments, Inc.	1,431	234,870
Textron, Inc.	299	14,451
Thermo Fisher Scientific, Inc.	511	238,014
Tiffany & Co.	153	20,112
TJX Cos., Inc.	1,634	111,586
T-Mobile US, Inc. (a)	638	86,034
Tractor Supply Co.	174	24,461
Trade Desk, Inc. Class A (a)	47	37,647
Tradeweb Markets, Inc. Class A	105	6,557
Trane Technologies PLC	363	52,693
TransDigm Group, Inc. (a)	49	30,324
TransUnion	291	28,873
Travelers Cos., Inc.	472	66,255
Trimble, Inc. (a)	447	29,846
Truist Financial Corp.	1,895	90,827
Twilio, Inc. Class A (a)	125	42,313
Twitter, Inc. (a)	986	53,392
Tyson Foods, Inc. Class A	78	5,026
Uber Technologies, Inc. (a)	1,414	72,114
UDR, Inc. REIT	211	8,109
UGI Corp.	814	28,457
Ulta Beauty, Inc. (a)	72	20,676
Union Pacific Corp.	932	194,061
United Parcel Service, Inc. Class B	800	134,720
United Rentals, Inc. (a)	148	34,323
Security Description	Shares	Value
UnitedHealth Group, Inc.	1,283	$449,922
Universal Health Services, Inc. Class B	58	7,975
US Bancorp	2,148	100,075
Vail Resorts, Inc.	79	22,038
Varian Medical Systems, Inc. (a)	95	16,626
Veeva Systems, Inc. Class A (a)	193	52,544
Ventas, Inc. REIT	567	27,806
VEREIT, Inc.	520	19,651
VeriSign, Inc. (a)	79	17,096
Verisk Analytics, Inc.	336	69,750
Verizon Communications, Inc.	5,674	333,347
Vertex Pharmaceuticals, Inc. (a)	315	74,447
VF Corp.	509	43,474
ViacomCBS, Inc. Class B	399	14,867
Viatris, Inc. (a)	1,679	31,464
VICI Properties, Inc. REIT	698	17,799
Visa, Inc. Class A	2,389	522,546
VMware, Inc. Class A (a)	125	17,533
Vontier Corp. (a)	182	6,079
Vornado Realty Trust REIT	307	11,463
Voya Financial, Inc.	428	25,171
Vulcan Materials Co.	251	37,226
W.W. Grainger, Inc.	93	37,976
Walmart, Inc.	1,997	287,868
Walgreens Boots Alliance, Inc.	1,380	55,034
Walt Disney Co. (a)	2,370	429,397
Waters Corp. (a)	146	36,123
Wayfair, Inc. Class A (a)(b)	119	26,871
Wells Fargo & Co.	5,496	165,869
Welltower, Inc. REIT	670	43,295
West Pharmaceutical Services, Inc.	58	16,432
Western Digital Corp.	459	25,424
Western Union Co.	947	20,777
Westinghouse Air Brake Technologies Corp.	235	17,202
Weyerhaeuser Co. REIT	1,329	44,561
Whirlpool Corp.	44	7,942
Williams Cos., Inc.	3,092	61,995
Willis Towers Watson PLC	167	35,184
Workday, Inc. Class A (a)	245	58,704
WP Carey, Inc. REIT	79	5,576
Wynn Resorts, Ltd.	158	17,827
Xilinx, Inc.	374	53,022
XPO Logistics, Inc. (a)	119	14,185
Xylem, Inc.	527	53,643
Yum! Brands, Inc.	541	58,731
Zebra Technologies Corp. Class A (a)	78	29,978
Zendesk, Inc. (a)	100	14,312
Zillow Group, Inc. Class C (a)(b)	236	30,633
Zimmer Biomet Holdings, Inc.	281	43,299
Zoetis, Inc.	616	101,948
Zoom Video Communications, Inc. Class A (a)	228	76,909

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Zscaler, Inc. (a)	100	$19,971
		45,145,355
ZAMBIA — 0.1% (f)
First Quantum Minerals, Ltd.	2,589	46,435
TOTAL COMMON STOCKS (Cost $61,920,211)		79,545,486

WARRANTS — 0.0% (f)
SWITZERLAND — 0.0% (f)
Cie Financiere Richemont SA (expiring 11/22/23) (a)	1,544	402
THAILAND — 0.0% (f)
Minor International PCL (expiring 12/31/21) (a)	390	5
TOTAL WARRANTS (Cost $0)		407
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (h) (i)	37,065	37,073
State Street Navigator Securities Lending Portfolio II (g) (j)	1,644,071	1,644,071
TOTAL SHORT-TERM INVESTMENTS (Cost $1,681,144)		1,681,144
TOTAL INVESTMENTS — 101.7% (Cost $63,601,355)		81,227,037
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(1,381,242)
NET ASSETS — 100.0%		$79,845,795

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2020.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$79,454,733	$90,753	$0(a)	$79,545,486
Warrants	407	—	—	407
Short-Term Investments	1,681,144	—	—	1,681,144
TOTAL INVESTMENTS	$81,136,284	$90,753	$0	$81,227,037
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2020.
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	21.6%
Financials	14.4
Consumer Discretionary	12.9
Health Care	11.8
Industrials	10.3
Communication Services	9.5
Consumer Staples	7.8
See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

% of Net Assets
Materials	4.0%
Real Estate	2.7
Utilities	2.5
Energy	2.1
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	474	$28,122	$—	$—	$—	$6,376	474	$34,498	$246
State Street Institutional Liquid Reserves Fund, Premier Class	115,572	115,596	891,866	970,389	(10)	10	37,065	37,073	44
State Street Navigator Securities Lending Portfolio II	1,095,112	1,095,112	2,737,236	2,188,277	—	—	1,644,071	1,644,071	1,028
Total		$1,238,830	$3,629,102	$3,158,666	$(10)	$6,386		$1,715,642	$1,318
See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 6.9%
Afterpay, Ltd. (a)	2,486	$226,362
AMP, Ltd.	36,800	44,299
Ampol, Ltd.	2,815	61,734
APA Group Stapled Security	14,324	106,663
Aristocrat Leisure, Ltd.	6,761	161,731
ASX, Ltd.	2,246	124,785
Aurizon Holdings, Ltd.	22,699	68,311
AusNet Services	23,280	31,527
Australia & New Zealand Banking Group, Ltd.	32,723	573,191
Bank of Queensland, Ltd.	1	6
BlueScope Steel, Ltd.	5,686	76,695
Brambles, Ltd.	18,192	148,801
CIMIC Group, Ltd. (a)(b)	1,232	23,168
Coca-Cola Amatil, Ltd.	5,431	54,187
Cochlear, Ltd.	712	103,839
Coles Group, Ltd.	15,701	219,778
Commonwealth Bank of Australia	20,577	1,303,763
Computershare, Ltd.	5,830	65,636
Crown Resorts, Ltd.	4,522	33,603
CSL, Ltd.	5,273	1,152,234
Dexus REIT	12,403	89,965
Evolution Mining, Ltd.	18,821	72,471
Fortescue Metals Group, Ltd.	19,681	355,828
Goodman Group REIT	19,128	279,114
GPT Group REIT	22,974	79,776
Insurance Australia Group, Ltd.	25,601	92,849
LendLease Corp., Ltd. Stapled Security	8,022	81,091
Macquarie Group, Ltd.	3,946	421,662
Magellan Financial Group, Ltd.	1,440	59,626
Medibank Pvt, Ltd.	30,575	71,016
Mirvac Group REIT	45,390	92,467
National Australia Bank, Ltd.	37,706	657,566
Newcrest Mining, Ltd.	9,601	190,994
Northern Star Resources, Ltd.	8,599	84,203
Orica, Ltd.	4,660	54,478
Qantas Airways, Ltd. (a)	8,619	32,257
QBE Insurance Group, Ltd.	17,214	113,306
Ramsay Health Care, Ltd.	2,160	103,639
REA Group, Ltd. (b)	649	74,549
Rio Tinto PLC	13,040	975,029
Rio Tinto, Ltd.	4,334	380,685
Scentre Group REIT	61,984	132,967
SEEK, Ltd.	3,999	88,039
Sonic Healthcare, Ltd.	5,132	127,318
Stockland REIT	27,295	88,040
Suncorp Group, Ltd.	14,645	110,070
Sydney Airport Stapled Security (a)	16,279	80,520
Tabcorp Holdings, Ltd.	25,327	76,220
Telstra Corp., Ltd.	48,590	111,734
TPG TELECOM, Ltd. (a)	4,459	24,842
Security Description	Shares	Value
Transurban Group Stapled Security	31,986	$337,156
Treasury Wine Estates, Ltd.	8,383	60,806
Vicinity Centres REIT (b)	36,885	45,682
Wesfarmers, Ltd.	13,180	512,586
Westpac Banking Corp.	41,681	623,000
WiseTech Global, Ltd.	1,694	40,196
Woolworths Group, Ltd.	14,668	444,933
		11,846,993
AUSTRIA — 0.2%
Erste Group Bank AG	3,181	97,069
Raiffeisen Bank International AG (a)	1,922	39,226
Verbund AG	793	67,773
Voestalpine AG	1,435	51,445
		255,513
BELGIUM — 1.0%
Ageas SA/NV	1,996	106,431
Anheuser-Busch InBev SA	8,795	613,491
Elia Group SA	357	42,589
Etablissements Franz Colruyt NV	657	38,964
Galapagos NV (a)	517	50,910
Groupe Bruxelles Lambert SA	1,289	130,147
KBC Group NV (a)	2,931	205,419
Proximus SADP	1,883	37,347
Sofina SA	178	60,328
Solvay SA	843	99,927
UCB SA	1,443	149,156
Umicore SA	2,398	115,280
		1,649,989
BRAZIL — 0.1%
Yara International ASA	1,979	82,285
CHILE — 0.1%
Antofagasta PLC	4,877	96,033
CHINA — 0.5%
BOC Hong Kong Holdings, Ltd.	42,500	128,807
Budweiser Brewing Co. APAC, Ltd. (c)	20,354	67,201
Prosus NV	5,663	612,243
Wilmar International, Ltd.	22,500	79,162
		887,413
DENMARK — 2.7%
Ambu A/S Class B (b)	1,894	81,943
AP Moller - Maersk A/S Class A	39	81,096
AP Moller - Maersk A/S Class B	73	163,136
Carlsberg AS Class B	1,181	189,317
Chr. Hansen Holding A/S (a)	1,230	126,650
Coloplast A/S Class B	1,359	207,664
Danske Bank A/S (a)	7,847	129,827
Demant A/S (a)	1,195	47,262
DSV Panalpina A/S	2,383	399,550
Genmab A/S (a)	758	306,888

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
GN Store Nord A/S	1,488	$119,167
H Lundbeck A/S	705	24,197
Novo Nordisk A/S Class B	20,006	1,403,067
Novozymes A/S Class B	2,485	142,764
Orsted A/S (c)	2,219	453,576
Pandora A/S	1,166	130,525
Rockwool International A/S Class B	93	34,824
Tryg A/S (b)	1,821	57,502
Vestas Wind Systems A/S	2,271	537,372
		4,636,327
FINLAND — 1.3%
Elisa Oyj	1,748	95,967
Fortum Oyj	5,067	122,135
Kesko Oyj Class B	3,185	81,993
Kone Oyj Class B	3,944	320,715
Neste Oyj	4,904	354,977
Nokia Oyj (a)	65,529	252,641
Nordea Bank Abp (a)(d)	37,340	305,629
Nordea Bank Abp (a)(d)	518	4,229
Orion Oyj Class B (b)	1,280	58,777
Sampo Oyj Class A	5,528	233,824
Stora Enso Oyj Class R	6,893	131,949
UPM-Kymmene Oyj	6,220	231,891
Wartsila OYJ Abp	4,939	49,251
		2,243,978
FRANCE — 10.6%
Accor SA (a)	2,188	79,243
Adevinta ASA (a)	2,788	46,890
Aeroports de Paris (a)	360	46,735
Air Liquide SA	5,496	902,782
Airbus SE (a)	6,790	745,884
Alstom SA (a)	2,873	163,846
Amundi SA (a)(c)	739	60,401
Arkema SA	832	95,182
Atos SE (a)	1,147	104,947
AXA SA	22,312	532,675
BioMerieux	494	69,752
BNP Paribas SA (a)	13,071	689,379
Bollore SA	11,205	46,367
Bouygues SA	2,632	108,366
Bureau Veritas SA (a)	3,465	92,254
Capgemini SE	1,851	287,175
Carrefour SA	7,055	121,109
Cie de Saint-Gobain (a)	6,076	278,786
Cie Generale des Etablissements Michelin SCA	1,982	254,512
CNP Assurances (a)	2,108	33,994
Covivio REIT	657	60,572
Credit Agricole SA (a)	13,225	166,993
Danone SA	7,178	472,155
Dassault Aviation SA (a)	35	38,413
Dassault Systemes SE	1,529	310,835
Edenred	2,863	162,575
Eiffage SA (a)	920	88,973
Security Description	Shares	Value
EssilorLuxottica SA	3,281	$512,045
Eurazeo SE (a)	476	32,324
Faurecia SE (a)	920	47,177
Gecina SA REIT	565	87,312
Getlink SE (a)	5,135	89,092
Hermes International	364	391,749
Iliad SA	181	37,228
Ipsen SA	470	39,047
Kering SA	875	636,368
Klepierre SA REIT	2,403	54,070
La Francaise des Jeux SAEM (c)	1,001	45,819
Legrand SA	3,104	277,247
L'Oreal SA	2,923	1,111,556
LVMH Moet Hennessy Louis Vuitton SE	3,209	2,005,983
Natixis SA (a)	11,691	39,895
Orange SA	23,186	276,146
Orpea SA (a)	604	79,482
Pernod Ricard SA	2,415	463,324
Peugeot SA (a)	6,884	188,421
Publicis Groupe SA	2,472	123,283
Remy Cointreau SA	272	50,686
Renault SA (a)	2,283	99,891
Safran SA (a)	3,724	528,326
Sanofi	13,094	1,260,865
Sartorius Stedim Biotech	319	113,659
Schneider Electric SE	6,278	908,715
SCOR SE (a)	1,806	58,381
SEB SA	252	45,942
Societe Generale SA (a)	9,686	201,733
Sodexo SA	1,056	89,437
Suez SA	3,743	74,284
Teleperformance	687	228,049
Thales SA	1,237	113,363
Ubisoft Entertainment SA (a)	1,086	104,761
Unibail-Rodamco-Westfield (b)	467	1,838
Unibail-Rodamco-Westfield REIT	1,652	130,536
Valeo SA	2,797	110,471
Veolia Environnement SA	6,365	155,836
Vinci SA	6,007	597,985
Vivendi SA	9,549	308,215
Wendel SE	305	36,553
Worldline SA (a)(c)	2,830	273,895
		18,091,784
GERMANY — 9.8%
Adidas AG (a)	2,216	807,722
Allianz SE	4,850	1,190,997
Aroundtown SA	11,645	87,199
BASF SE	10,679	845,650
Bayer AG	11,421	672,926
Bayerische Motoren Werke AG	3,850	340,252
Bayerische Motoren Werke AG Preference Shares	695	46,940
Bechtle AG	317	69,195
Beiersdorf AG	1,147	132,538
Brenntag AG	1,796	139,189

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Carl Zeiss Meditec AG	476	$63,424
Commerzbank AG (a)	11,732	75,592
Continental AG	1,276	189,302
Covestro AG (c)	2,024	125,012
Daimler AG	9,948	703,413
Delivery Hero SE (a)(c)	1,503	233,552
Deutsche Bank AG (a)	22,844	250,132
Deutsche Boerse AG	2,189	372,960
Deutsche Lufthansa AG (a)	2,987	39,526
Deutsche Post AG	11,410	565,409
Deutsche Telekom AG	38,739	708,854
Deutsche Wohnen SE	3,974	212,438
E.ON SE	26,080	289,234
Evonik Industries AG	2,534	82,721
Fresenius Medical Care AG & Co. KGaA	2,499	208,532
Fresenius SE & Co. KGaA	4,859	224,967
Fuchs Petrolub SE Preference Shares	874	49,662
GEA Group AG	1,760	63,053
Hannover Rueck SE	701	111,759
HeidelbergCement AG	1,754	131,385
HelloFresh SE (a)	1,721	133,082
Henkel AG & Co. KGaA Preference Shares	2,067	233,434
Henkel AG & Co. KGaA	1,221	117,798
HOCHTIEF AG	273	26,572
Infineon Technologies AG	15,219	584,520
KION Group AG	817	71,134
Knorr-Bremse AG	842	115,056
LANXESS AG	1,014	77,865
LEG Immobilien AG	826	128,413
Merck KGaA	1,498	257,244
MTU Aero Engines AG	626	163,452
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,626	483,049
Nemetschek SE	668	49,367
Porsche Automobil Holding SE Preference Shares	1,748	120,626
Puma SE (a)	1,140	128,716
Rational AG	58	54,041
SAP SE	12,136	1,592,110
Sartorius AG Preference Shares	397	166,903
Scout24 AG (c)	1,255	102,959
Siemens AG	8,893	1,278,739
Siemens Energy AG (a)	4,657	170,942
Siemens Healthineers AG (c)	3,127	160,617
Symrise AG	1,528	202,663
TeamViewer AG (a)(c)	1,779	95,405
Telefonica Deutschland Holding AG	9,482	26,162
Uniper SE	2,280	78,781
United Internet AG	1,189	50,089
Volkswagen AG	389	80,961
Volkswagen AG Preference Shares	2,154	401,707
Security Description	Shares	Value
Vonovia SE	5,987	$437,766
Zalando SE (a)(c)	1,790	199,435
		16,823,143
HONG KONG — 2.6%
AIA Group, Ltd.	139,800	1,712,827
ASM Pacific Technology, Ltd.	4,000	52,774
Bank of East Asia, Ltd.	15,980	34,129
CK Asset Holdings, Ltd.	28,000	143,722
CK Infrastructure Holdings, Ltd.	7,000	37,601
Hang Lung Properties, Ltd.	27,000	71,210
Hang Seng Bank, Ltd.	8,500	146,566
Henderson Land Development Co., Ltd.	13,250	51,692
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security (b)	27,000	26,569
HKT Trust & HKT, Ltd. Stapled Security	44,000	57,086
Hong Kong Exchanges & Clearing, Ltd.	13,975	765,990
Hongkong Land Holdings, Ltd.	13,500	55,755
Link REIT	24,944	227,119
Melco Resorts & Entertainment, Ltd. ADR	2,591	48,063
MTR Corp., Ltd.	18,552	103,720
New World Development Co., Ltd.	15,347	71,452
PCCW, Ltd.	41,331	24,893
Power Assets Holdings, Ltd.	17,000	92,083
Sino Land Co., Ltd. (b)	30,809	40,131
Sun Hung Kai Properties, Ltd.	16,000	206,349
Swire Pacific, Ltd. Class A	5,500	30,501
Swire Properties, Ltd.	15,400	44,787
Techtronic Industries Co., Ltd.	16,500	235,354
WH Group, Ltd. (c)	107,500	90,116
Wharf Real Estate Investment Co., Ltd.	17,000	88,466
Xinyi Glass Holdings, Ltd.	20,000	55,843
		4,514,798
IRELAND — 0.8%
CRH PLC	9,040	376,292
Flutter Entertainment PLC (a)	1,898	387,591
Kerry Group PLC Class A	1,845	267,508
Kingspan Group PLC (a)	1,800	126,417
Smurfit Kappa Group PLC	2,759	128,414
		1,286,222
ISRAEL — 0.6%
Azrieli Group, Ltd.	537	34,135
Bank Hapoalim BM (a)	12,911	88,424
Bank Leumi Le-Israel BM	16,531	97,308
Check Point Software Technologies, Ltd. (a)	1,283	170,524
Elbit Systems, Ltd.	272	35,843
ICL Group, Ltd.	6,618	33,721
Isracard, Ltd.	0	—

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Israel Discount Bank, Ltd. Class A	14,489	$55,776
Mizrahi Tefahot Bank, Ltd.	1,747	40,399
Nice, Ltd. (a)	742	207,986
Teva Pharmaceutical Industries, Ltd. ADR (a)	3,510	33,871
Teva Pharmaceutical Industries, Ltd. (a)	9,245	87,964
Wix.com, Ltd. (a)	650	162,474
		1,048,425
ITALY — 1.5%
Amplifon SpA (a)	1,451	60,434
Assicurazioni Generali SpA	12,791	223,175
Atlantia SpA (a)	5,605	100,915
Davide Campari-Milano NV	6,932	79,219
DiaSorin SpA	296	61,605
Ferrari NV	1,435	331,231
FinecoBank Banca Fineco SpA (a)	7,184	117,786
Infrastrutture Wireless Italiane SpA (c)	3,915	47,567
Intesa Sanpaolo SpA (a)	192,823	451,237
Mediobanca Banca di Credito Finanziario SpA (a)	7,109	65,584
Moncler SpA (a)	2,185	134,047
Nexi SpA (a)(c)	5,112	102,203
Poste Italiane SpA (c)	6,488	66,047
Prysmian SpA	2,812	100,053
Recordati Industria Chimica e Farmaceutica SpA	1,281	71,049
Snam SpA	24,306	136,832
Telecom Italia SpA (d)	106,506	49,181
Telecom Italia SpA (d)	74,935	38,857
Terna Rete Elettrica Nazionale SpA	16,476	125,995
UniCredit SpA (a)	24,892	232,932
		2,595,949
JAPAN — 25.2%
ABC-Mart, Inc.	200	11,119
Acom Co., Ltd.	4,600	19,648
Advantest Corp.	2,500	187,176
Aeon Co., Ltd.	7,600	249,174
Aeon Mall Co., Ltd.	600	9,891
AGC, Inc. (b)	2,400	83,684
Air Water, Inc. (d)	1,800	31,974
Aisin Seiki Co., Ltd.	1,500	44,966
Ajinomoto Co., Inc.	5,300	119,994
Alfresa Holdings Corp.	1,900	34,763
Amada Co., Ltd.	4,000	43,896
ANA Holdings, Inc. (a)	1,100	24,260
Asahi Group Holdings, Ltd. (b)	5,100	209,641
Asahi Intecc Co., Ltd.	2,500	91,167
Asahi Kasei Corp.	14,100	144,011
Astellas Pharma, Inc.	21,700	335,026
Azbil Corp.	1,300	71,016
Security Description	Shares	Value
Bandai Namco Holdings, Inc.	2,500	$216,136
Bank of Kyoto, Ltd.	600	31,207
Bridgestone Corp. (b)	5,800	190,103
Brother Industries, Ltd.	3,000	61,775
Calbee, Inc.	800	24,098
Canon, Inc. (b)	12,000	229,900
Capcom Co., Ltd.	900	58,405
Casio Computer Co., Ltd.	2,400	43,841
Central Japan Railway Co.	1,500	211,972
Chiba Bank, Ltd.	5,900	32,459
Chugai Pharmaceutical Co., Ltd.	7,800	415,743
Coca-Cola Bottlers Japan Holdings, Inc. (b)	900	14,026
Concordia Financial Group, Ltd.	13,500	47,465
Cosmos Pharmaceutical Corp.	200	32,311
CyberAgent, Inc.	1,100	75,752
Dai Nippon Printing Co., Ltd. (b)	2,900	52,104
Daifuku Co., Ltd.	1,000	123,590
Dai-ichi Life Holdings, Inc.	12,800	192,412
Daiichi Sankyo Co., Ltd.	20,000	684,779
Daikin Industries, Ltd.	3,000	665,989
Daito Trust Construction Co., Ltd.	600	56,022
Daiwa House Industry Co., Ltd.	6,300	186,965
Daiwa House REIT Investment Corp.	24	59,323
Daiwa Securities Group, Inc.	17,200	78,299
Denso Corp.	5,000	297,060
Dentsu Group, Inc. (b)	2,600	77,185
Disco Corp.	300	100,973
East Japan Railway Co.	3,600	240,070
Eisai Co., Ltd.	3,100	221,349
FANUC Corp.	2,400	589,510
Fast Retailing Co., Ltd.	600	537,382
Fuji Electric Co., Ltd.	1,200	43,179
FUJIFILM Holdings Corp.	4,200	221,217
Fujitsu, Ltd.	2,500	360,913
Fukuoka Financial Group, Inc.	1,800	31,957
GLP J-REIT	43	67,720
GMO Payment Gateway, Inc.	400	53,620
Hakuhodo DY Holdings, Inc.	3,200	43,857
Hamamatsu Photonics KK	1,400	80,004
Hankyu Hanshin Holdings, Inc.	2,800	93,021
Harmonic Drive Systems, Inc. (b)	400	35,721
Hikari Tsushin, Inc.	200	46,840
Hino Motors, Ltd.	3,800	32,352
Hirose Electric Co., Ltd.	305	46,232
Hisamitsu Pharmaceutical Co., Inc.	500	29,687
Hitachi Construction Machinery Co., Ltd.	1,000	28,379
Hitachi Metals, Ltd.	2,900	43,987
Hitachi, Ltd.	11,300	444,908
Honda Motor Co., Ltd.	18,600	518,393
Hoshizaki Corp. (b)	500	45,862
Hoya Corp.	4,300	594,324

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Hulic Co., Ltd.	4,000	$43,896
Ibiden Co., Ltd.	1,100	51,300
Iida Group Holdings Co., Ltd.	1,100	22,204
Isuzu Motors, Ltd.	5,900	56,003
Ito En, Ltd.	500	31,624
Itochu Techno-Solutions Corp.	900	32,123
Japan Airlines Co., Ltd. (a)	1,500	28,984
Japan Airport Terminal Co., Ltd.	500	30,268
Japan Exchange Group, Inc.	5,700	145,640
Japan Post Bank Co., Ltd.	4,500	36,917
Japan Post Holdings Co., Ltd.	17,900	139,185
Japan Post Insurance Co., Ltd.	3,000	61,369
Japan Real Estate Investment Corp. REIT	14	80,817
Japan Retail Fund Investment Corp. REIT	33	59,962
Japan Tobacco, Inc. (b)	13,700	278,923
JFE Holdings, Inc. (a)	5,000	47,847
JSR Corp.	2,500	69,592
Kajima Corp.	4,700	62,912
Kakaku.com, Inc.	1,300	35,634
Kansai Electric Power Co., Inc.	8,500	80,163
Kansai Paint Co., Ltd.	1,900	58,429
Kao Corp.	5,500	424,573
KDDI Corp.	18,500	549,383
Keihan Holdings Co., Ltd.	800	38,317
Keikyu Corp.	3,000	51,402
Keio Corp.	1,100	85,234
Keisei Electric Railway Co., Ltd.	1,200	40,564
Keyence Corp.	1,900	1,067,364
Kikkoman Corp.	1,400	97,225
Kintetsu Group Holdings Co., Ltd.	1,800	78,803
Kirin Holdings Co., Ltd. (b)	9,400	221,605
Kobayashi Pharmaceutical Co., Ltd.	500	61,068
Kobe Bussan Co., Ltd.	1,200	36,961
Koei Tecmo Holdings Co., Ltd.	500	30,510
Koito Manufacturing Co., Ltd.	1,000	67,994
Komatsu, Ltd.	9,900	270,166
Konami Holdings Corp.	900	50,559
Kose Corp.	300	51,140
Kubota Corp. (b)	12,000	261,630
Kuraray Co., Ltd. (b)	4,100	43,563
Kurita Water Industries, Ltd.	1,000	38,210
Kyocera Corp.	3,800	232,833
Kyowa Kirin Co., Ltd.	3,200	87,218
Kyushu Electric Power Co., Inc.	4,500	38,704
Kyushu Railway Co.	1,449	31,227
Lasertec Corp.	800	93,835
Lawson, Inc.	500	23,270
Lion Corp. (b)	3,000	72,585
Lixil Corp.	3,400	73,569
M3, Inc.	5,000	471,839
Makita Corp.	2,800	140,210
Marui Group Co., Ltd.	2,700	47,386
Security Description	Shares	Value
Mazda Motor Corp.	6,100	$40,885
McDonald's Holdings Co. Japan, Ltd.	600	29,057
Medipal Holdings Corp.	1,900	35,665
MEIJI Holdings Co., Ltd.	1,200	84,382
Mercari, Inc. (a)	800	35,450
MINEBEA MITSUMI, Inc.	4,200	83,313
MISUMI Group, Inc.	3,500	114,751
Mitsubishi Chemical Holdings Corp.	14,100	85,246
Mitsubishi Electric Corp.	21,500	324,234
Mitsubishi Estate Co., Ltd.	13,400	215,059
Mitsubishi Gas Chemical Co., Inc.	1,700	39,007
Mitsubishi Heavy Industries, Ltd.	3,300	100,875
Mitsubishi UFJ Financial Group, Inc.	141,600	625,539
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,100	19,657
Mitsui Chemicals, Inc.	1,900	55,669
Mitsui Fudosan Co., Ltd.	10,500	219,519
Miura Co., Ltd.	800	44,632
Mizuho Financial Group, Inc.	27,670	350,414
MonotaRO Co., Ltd.	1,200	61,020
MS&AD Insurance Group Holdings, Inc.	5,100	155,156
Murata Manufacturing Co., Ltd.	6,900	622,868
Nabtesco Corp. (b)	1,100	48,157
Nagoya Railroad Co., Ltd.	1,900	50,092
NEC Corp.	3,100	166,342
Nexon Co., Ltd.	5,300	163,243
NGK Insulators, Ltd.	3,400	52,427
NGK Spark Plug Co., Ltd.	1,100	18,783
NH Foods, Ltd.	800	35,178
Nidec Corp.	5,100	641,174
Nihon M&A Center, Inc.	1,500	100,247
Nintendo Co., Ltd.	1,200	765,131
Nippon Building Fund, Inc. REIT	14	81,089
Nippon Express Co., Ltd.	700	46,985
Nippon Paint Holdings Co., Ltd.	1,500	164,608
Nippon Prologis REIT, Inc.	26	81,089
Nippon Sanso Holdings Corp.	1,500	27,837
Nippon Shinyaku Co., Ltd.	400	26,229
Nippon Steel Corp. (a)	9,000	115,763
Nippon Telegraph & Telephone Corp.	14,500	371,541
Nippon Yusen KK	1,200	27,918
Nissan Chemical Corp.	1,200	75,084
Nissan Motor Co., Ltd. (a)	26,600	144,278
Nisshin Seifun Group, Inc.	2,800	44,504
Nissin Foods Holdings Co., Ltd.	600	51,373
Nitori Holdings Co., Ltd.	800	167,524
Nitto Denko Corp.	1,700	151,978
Nomura Holdings, Inc.	36,200	191,089
Nomura Real Estate Holdings, Inc.	800	17,690

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Nomura Real Estate Master Fund, Inc. REIT	45	$64,332
Nomura Research Institute, Ltd.	3,700	132,418
NSK, Ltd.	4,500	39,053
NTT Data Corp.	7,300	99,766
Obayashi Corp.	8,200	70,686
Obic Co., Ltd.	700	140,549
Odakyu Electric Railway Co., Ltd.	3,500	109,836
Oji Holdings Corp.	9,400	53,444
Olympus Corp.	13,400	292,867
Omron Corp.	2,400	213,860
Ono Pharmaceutical Co., Ltd.	4,200	126,433
Oracle Corp.	400	52,109
Oriental Land Co., Ltd.	2,500	412,611
ORIX Corp.	14,900	228,670
Orix JREIT, Inc.	31	51,194
Otsuka Corp.	1,000	52,787
Otsuka Holdings Co., Ltd. (b)	4,500	192,561
Pan Pacific International Holdings Corp.	4,900	113,334
Panasonic Corp.	25,900	298,648
PeptiDream, Inc. (a)	900	45,678
Persol Holdings Co., Ltd.	1,900	34,248
Pigeon Corp. (b)	1,200	49,455
Pola Orbis Holdings, Inc. (b)	500	10,141
Rakuten, Inc. (a)(b)	9,500	91,462
Recruit Holdings Co., Ltd.	16,000	669,630
Renesas Electronics Corp. (a)	9,200	96,148
Resona Holdings, Inc.	25,400	88,664
Ricoh Co., Ltd.	8,300	54,425
Rinnai Corp.	300	34,810
Rohm Co., Ltd.	900	87,084
Ryohin Keikaku Co., Ltd.	2,800	57,088
Santen Pharmaceutical Co., Ltd.	4,500	73,006
SBI Holdings, Inc.	3,100	73,473
SCSK Corp.	500	28,573
Secom Co., Ltd.	2,600	239,665
Sega Sammy Holdings, Inc.	1,200	18,910
Seibu Holdings, Inc.	2,500	24,481
Seiko Epson Corp.	3,700	54,867
Sekisui Chemical Co., Ltd.	4,100	77,596
Sekisui House, Ltd.	7,200	146,448
Seven & i Holdings Co., Ltd.	8,700	308,328
SG Holdings Co., Ltd.	3,900	106,221
Sharp Corp. (b)	2,500	37,871
Shimadzu Corp.	2,700	104,867
Shimamura Co., Ltd.	200	20,999
Shimano, Inc.	800	186,624
Shimizu Corp.	6,000	43,586
Shin-Etsu Chemical Co., Ltd.	4,100	716,393
Shinsei Bank, Ltd.	1,300	16,004
Shionogi & Co., Ltd.	3,200	174,653
Shiseido Co., Ltd.	4,600	317,939
Shizuoka Bank, Ltd.	4,500	32,951
SMC Corp.	600	365,829
Security Description	Shares	Value
Softbank Corp.	33,500	$419,541
SoftBank Group Corp.	18,100	1,412,657
Sohgo Security Services Co., Ltd.	700	36,273
Sompo Holdings, Inc.	3,900	157,632
Sony Corp.	14,500	1,444,453
Square Enix Holdings Co., Ltd.	900	54,569
Stanley Electric Co., Ltd.	1,200	38,646
Subaru Corp.	7,500	149,826
SUMCO Corp.	3,100	67,948
Sumitomo Chemical Co., Ltd.	16,800	67,529
Sumitomo Dainippon Pharma Co., Ltd. (b)	1,700	25,077
Sumitomo Electric Industries, Ltd.	8,600	113,825
Sumitomo Metal Mining Co., Ltd.	2,800	124,182
Sumitomo Mitsui Financial Group, Inc.	14,700	453,907
Sumitomo Mitsui Trust Holdings, Inc.	4,100	126,163
Sumitomo Realty & Development Co., Ltd.	3,800	117,079
Sundrug Co., Ltd.	700	27,934
Suntory Beverage & Food, Ltd. (b)	1,300	45,959
Suzuken Co., Ltd.	500	18,064
Suzuki Motor Corp.	4,300	199,163
Sysmex Corp.	1,700	204,175
T&D Holdings, Inc.	5,800	68,367
Taiheiyo Cement Corp.	1,200	29,975
Taisei Corp.	2,400	82,638
Taisho Pharmaceutical Holdings Co., Ltd.	400	26,926
Takeda Pharmaceutical Co., Ltd.	18,108	658,584
TDK Corp.	1,300	195,670
Teijin, Ltd.	1,700	31,943
Terumo Corp.	7,500	313,236
THK Co., Ltd.	1,200	38,704
TIS, Inc.	3,000	61,427
Tobu Railway Co., Ltd.	1,900	56,589
Toho Co., Ltd.	1,200	50,559
Tohoku Electric Power Co., Inc.	4,500	37,048
Tokio Marine Holdings, Inc.	7,500	385,588
Tokyo Century Corp.	500	39,615
Tokyo Electric Power Co. Holdings, Inc. (a)	17,000	44,787
Tokyo Electron, Ltd.	1,600	595,089
Tokyu Corp.	5,100	63,278
Tokyu Fudosan Holdings Corp.	8,400	44,748
Toppan Printing Co., Ltd.	3,400	47,915
Toray Industries, Inc.	16,900	99,997
Toshiba Corp.	4,500	125,745
Tosoh Corp.	3,300	51,396
TOTO, Ltd.	1,500	90,077
Toyo Suisan Kaisha, Ltd.	800	38,898
Toyoda Gosei Co., Ltd.	700	20,306
Toyota Industries Corp.	1,500	118,989

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Toyota Motor Corp.	24,700	$1,903,607
Trend Micro, Inc. (a)(b)	1,300	74,793
Tsuruha Holdings, Inc.	400	56,874
Unicharm Corp.	4,500	213,221
United Urban Investment Corp. REIT	39	48,200
USS Co., Ltd.	2,600	52,531
Welcia Holdings Co., Ltd.	800	30,181
West Japan Railway Co.	1,700	88,898
Yakult Honsha Co., Ltd.	1,300	65,475
Yamada Holdings Co., Ltd.	7,700	40,870
Yamaha Corp.	1,300	76,430
Yamaha Motor Co., Ltd.	3,500	71,325
Yamato Holdings Co., Ltd.	3,600	91,739
Yamazaki Baking Co., Ltd. (b)	1,200	20,038
Yaskawa Electric Corp.	2,900	144,094
Yokogawa Electric Corp.	3,000	59,683
Z Holdings Corp.	28,100	169,942
ZOZO, Inc.	1,000	24,689
		43,112,835
LUXEMBOURG — 0.2%
ArcelorMittal SA (a)	8,441	194,992
Eurofins Scientific SE (a)	1,576	132,340
SES SA	4,516	42,635
Tenaris SA	5,837	47,308
		417,275
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	27,000	209,799
Sands China, Ltd.	28,800	126,472
SJM Holdings, Ltd.	13,000	14,536
Wynn Macau, Ltd. (a)(b)	17,600	29,553
		380,360
MEXICO — 0.0% *
Fresnillo PLC	2,147	33,149
NETHERLANDS — 3.8%
ABN AMRO Bank NV (a)(c)	5,025	49,310
Adyen NV (a)(c)	212	494,143
Aegon NV	22,219	87,947
Akzo Nobel NV	2,240	240,802
Altice Europe NV (a)	7,962	51,905
Argenx SE (a)	520	153,971
ASML Holding NV	4,921	2,393,684
EXOR NV	1,218	98,686
Heineken Holding NV	1,368	128,967
Heineken NV	2,984	333,051
ING Groep NV (a)	44,966	420,394
Just Eat Takeaway.com NV (a)(b)(c)	1,484	167,775
Koninklijke Ahold Delhaize NV	12,677	358,458
Koninklijke DSM NV	1,983	341,623
Koninklijke KPN NV	41,676	126,819
Koninklijke Philips NV (a)	10,636	569,739
Koninklijke Vopak NV	874	45,973
Security Description	Shares	Value
NN Group NV	3,361	$146,112
Randstad NV (a)	1,459	95,042
Wolters Kluwer NV	3,171	267,944
		6,572,345
NEW ZEALAND — 0.4%
a2 Milk Co., Ltd. (a)(b)	8,904	77,379
Auckland International Airport, Ltd. (a)	14,713	80,298
Fisher & Paykel Healthcare Corp., Ltd.	6,579	156,175
Mercury NZ, Ltd.	8,032	37,763
Meridian Energy, Ltd.	15,942	85,169
Ryman Healthcare, Ltd.	4,860	53,153
Spark New Zealand, Ltd.	20,724	70,130
Xero, Ltd. (a)	1,414	160,197
		720,264
NORWAY — 0.5%
DNB ASA (a)	10,881	213,504
Gjensidige Forsikring ASA	2,514	56,200
Mowi ASA	4,939	110,179
Norsk Hydro ASA	16,740	77,933
Orkla ASA	8,927	90,709
Schibsted ASA Class A (a)	881	37,691
Schibsted ASA Class B (a)	1,142	42,655
Telenor ASA	8,001	136,341
		765,212
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	31,636	199,580
Jeronimo Martins SGPS SA	3,158	53,400
		252,980
RUSSIA — 0.0% *
Evraz PLC	5,908	38,086
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	37,770	85,162
CapitaLand Integrated Commercial Trust REIT	54,075	88,376
CapitaLand, Ltd.	30,505	75,706
City Developments, Ltd.	4,500	27,136
DBS Group Holdings, Ltd.	21,208	401,807
Genting Singapore, Ltd.	74,000	47,592
Mapletree Commercial Trust REIT	23,000	37,067
Mapletree Logistics Trust REIT	31,394	47,745
Oversea-Chinese Banking Corp., Ltd.	39,096	297,587
Singapore Airlines, Ltd. (a)	17,400	56,348
Singapore Exchange, Ltd.	9,000	63,194
Singapore Technologies Engineering, Ltd.	18,000	52,026
Singapore Telecommunications, Ltd.	95,800	167,441
Suntec Real Estate Investment Trust	22,200	25,028

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
United Overseas Bank, Ltd.	13,571	$231,959
UOL Group, Ltd.	5,023	29,302
Venture Corp., Ltd.	3,600	52,897
		1,786,373
SPAIN — 2.5%
Abertis Infraestructuras SA (a)	177	1,401
ACS Actividades de Construccion y Servicios SA	3,154	104,774
Aena SME SA (a)(c)	773	134,493
Amadeus IT Group SA	5,277	384,560
Banco Bilbao Vizcaya Argentaria SA	76,826	379,292
Banco Santander SA (a)	202,508	628,862
CaixaBank SA	41,385	106,388
Cellnex Telecom SA (c)	3,653	219,548
Enagas SA	2,991	65,745
Endesa SA	3,592	98,228
Ferrovial SA	5,793	160,189
Grifols SA (b)	3,465	101,242
Iberdrola SA	69,686	997,592
Industria de Diseno Textil SA (b)	12,722	405,339
Red Electrica Corp. SA	4,926	101,106
Siemens Gamesa Renewable Energy SA	2,576	104,295
Telefonica SA	60,318	239,491
		4,232,545
SWEDEN — 3.4%
Alfa Laval AB (a)	3,712	102,286
Assa Abloy AB Class B	11,671	287,776
Atlas Copco AB Class A	7,739	396,819
Atlas Copco AB Class B	4,530	203,152
Boliden AB	3,115	110,527
Electrolux AB Class B (b)	2,630	61,278
Epiroc AB Class A	7,503	136,720
Epiroc AB Class B	4,366	73,896
EQT AB (b)	2,767	70,889
Essity AB Class B	7,062	227,444
Evolution Gaming Group AB (c)	1,867	189,779
Fastighets AB Balder Class B (a)	1,180	61,625
Hennes & Mauritz AB Class B (a)	9,384	196,534
Hexagon AB Class B	3,202	292,340
Husqvarna AB Class B	5,156	66,863
ICA Gruppen AB	1,015	50,784
Industrivarden AB Class A (a)	1,244	41,535
Industrivarden AB Class C (a)	2,020	65,304
Investment AB Latour Class B	1,718	41,776
Investor AB Class B	5,303	386,915
Kinnevik AB Class B	2,764	139,840
L E Lundbergforetagen AB Class B (a)	827	44,368
Nibe Industrier AB Class B	3,627	119,111
Sandvik AB (a)	13,124	321,686
Securitas AB Class B	3,459	55,912
Security Description	Shares	Value
Skandinaviska Enskilda Banken AB Class A (a)	19,076	$196,275
Skanska AB Class B	3,867	98,740
SKF AB Class B	4,425	114,982
Svenska Cellulosa AB SCA Class B (a)	7,043	122,893
Svenska Handelsbanken AB Class A (a)	17,775	178,777
Swedbank AB Class A (a)	10,544	185,034
Swedish Match AB	1,854	143,985
Tele2 AB Class B	5,995	79,276
Telefonaktiebolaget LM Ericsson Class B	33,924	403,327
Telia Co. AB	29,355	121,387
Volvo AB Class B (a)	16,598	391,680
		5,781,515
SWITZERLAND — 10.5%
ABB, Ltd.	21,519	601,544
Adecco Group AG	1,886	126,224
Alcon, Inc. (a)	5,712	380,219
Baloise Holding AG	570	101,561
Banque Cantonale Vaudoise	350	38,130
Barry Callebaut AG	35	83,308
Chocoladefabriken Lindt & Spruengli AG (d)	10	97,630
Chocoladefabriken Lindt & Spruengli AG (d)	1	100,006
Cie Financiere Richemont SA	6,093	551,985
Clariant AG	2,336	49,735
Coca-Cola HBC AG	2,277	73,985
Credit Suisse Group AG	28,221	363,957
EMS-Chemie Holding AG	90	86,849
Geberit AG	435	272,727
Givaudan SA	106	447,288
Julius Baer Group, Ltd.	2,613	150,759
Kuehne + Nagel International AG	612	139,023
LafargeHolcim, Ltd.	6,139	337,664
Logitech International SA	1,915	186,138
Lonza Group AG	861	554,032
Nestle SA	33,325	3,930,612
Novartis AG	25,674	2,429,583
Partners Group Holding AG	219	257,662
Roche Holding AG	8,123	2,839,535
Schindler Holding AG (d)	480	129,564
Schindler Holding AG (d)	218	58,794
SGS SA	72	217,478
Sika AG	1,652	451,896
Sonova Holding AG (a)	655	170,428
STMicroelectronics NV	7,413	274,645
Straumann Holding AG	123	143,531
Swatch Group AG (d)	319	87,153
Swatch Group AG (d)	611	32,321
Swiss Life Holding AG	348	162,357
Swiss Prime Site AG	878	86,315
Swiss Re AG	3,288	309,997
Swisscom AG	301	162,461

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Temenos AG	800	$111,907
UBS Group AG	42,612	601,133
Vifor Pharma AG	560	88,059
Zurich Insurance Group AG	1,742	736,056
		18,024,251
UNITED KINGDOM — 12.1%
3i Group PLC	11,322	179,219
Admiral Group PLC	2,227	88,464
Ashtead Group PLC	5,338	250,863
Associated British Foods PLC (a)	4,147	128,340
AstraZeneca PLC	15,250	1,526,759
Auto Trader Group PLC (c)	10,533	85,813
AVEVA Group PLC (b)	1,288	56,375
Aviva PLC	46,204	205,392
BAE Systems PLC	37,259	248,952
Barclays PLC (a)	201,363	403,741
Barratt Developments PLC (a)	11,582	106,074
Berkeley Group Holdings PLC	1,493	96,777
British American Tobacco PLC	26,663	986,984
British Land Co. PLC REIT	10,877	72,706
BT Group PLC	105,207	190,192
Bunzl PLC	3,829	127,868
Burberry Group PLC (a)	4,878	119,324
CNH Industrial NV (a)	11,908	150,436
Coca-Cola European Partners PLC	2,394	115,556
Compass Group PLC	20,731	386,250
Croda International PLC	1,650	148,771
DCC PLC	1,107	78,354
Diageo PLC	27,162	1,068,575
Direct Line Insurance Group PLC	15,192	66,246
Entain PLC (a)	6,866	106,384
Experian PLC	10,746	407,920
Fiat Chrysler Automobiles NV (a)	12,964	232,538
GlaxoSmithKline PLC	58,305	1,069,574
Halma PLC	4,430	148,301
Hargreaves Lansdown PLC	4,059	84,614
Hikma Pharmaceuticals PLC	2,051	70,595
HSBC Holdings PLC (a)	236,099	1,222,683
Imperial Brands PLC	11,096	232,900
Informa PLC (a)	17,719	132,973
InterContinental Hotels Group PLC (a)	1,981	127,002
Intertek Group PLC	1,881	145,223
J Sainsbury PLC	20,579	63,434
JD Sports Fashion PLC (a)	5,168	60,754
Johnson Matthey PLC	2,157	71,501
Kingfisher PLC (a)	25,205	93,164
Land Securities Group PLC REIT	8,228	75,784
Legal & General Group PLC	69,387	252,487
Lloyds Banking Group PLC (a)	819,930	408,421
London Stock Exchange Group PLC	3,656	450,181
Security Description	Shares	Value
M&G PLC	30,544	$82,648
Melrose Industries PLC (a)	57,603	140,197
Mondi PLC	5,551	130,475
National Grid PLC	40,639	480,520
Natwest Group PLC (a)	55,608	127,436
Next PLC (a)	1,612	156,142
Ocado Group PLC (a)	5,730	179,132
Pearson PLC (b)	9,130	84,916
Persimmon PLC	3,643	137,791
Phoenix Group Holdings PLC	6,404	61,330
Prudential PLC	30,095	554,133
Reckitt Benckiser Group PLC	8,248	737,584
RELX PLC (d)	13,096	320,886
RELX PLC (d)	9,378	229,833
Rentokil Initial PLC (a)	21,596	150,437
Rolls-Royce Holdings PLC (a)	98,532	149,841
RSA Insurance Group PLC	11,788	109,154
Sage Group PLC	13,447	106,980
Schroders PLC	1,452	66,233
Segro PLC REIT	14,032	181,760
Severn Trent PLC	2,710	84,794
Smith & Nephew PLC	10,206	210,661
Smiths Group PLC	4,506	92,669
Spirax-Sarco Engineering PLC	869	134,171
St James's Place PLC	6,099	94,500
Standard Chartered PLC (a)	30,786	196,064
Standard Life Aberdeen PLC	27,513	105,794
Taylor Wimpey PLC (a)	41,198	93,371
Tesco PLC	115,529	365,432
Unilever PLC	30,397	1,824,927
United Utilities Group PLC	7,928	96,993
Vodafone Group PLC	311,154	514,396
Whitbread PLC (a)	2,289	96,997
Wm Morrison Supermarkets PLC	27,824	67,453
WPP PLC	14,801	161,858
		20,671,972
UNITED STATES — 0.4%
CyberArk Software, Ltd. (a)	468	75,624
Ferguson PLC	2,621	318,294
International Flavors & Fragrances, Inc.	1	83
James Hardie Industries PLC CDI (a)	5,072	149,586
QIAGEN NV (a)	2,718	141,172
		684,759
TOTAL COMMON STOCKS (Cost $145,139,699)		169,532,773

WARRANTS — 0.0% *
SWITZERLAND — 0.0%
Cie Financiere Richemont SA (expiring 11/22/23) (a) (Cost: $0)	11,074	2,881

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	916,125	$916,308
State Street Navigator Securities Lending Portfolio II (g) (h)	1,110,222	1,110,222
TOTAL SHORT-TERM INVESTMENTS (Cost $2,026,530)		2,026,530
TOTAL INVESTMENTS — 100.3% (Cost $147,166,229)		171,562,184
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(590,918)
NET ASSETS — 100.0%		$170,971,266
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount shown represents less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$169,531,372	$1,401	$—	$169,532,773
Warrants	2,881	—	—	2,881
Short-Term Investments	2,026,530	—	—	2,026,530
TOTAL INVESTMENTS	$171,560,783	$1,401	$—	$171,562,184
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	17.5%
Industrials	15.1
Health Care	13.8
Consumer Discretionary	13.3
Consumer Staples	11.6
Information Technology	9.5
Materials	6.8
Communication Services	5.5
Real Estate	3.2
Utilities	2.5
Energy	0.3
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	149,761	$149,791	$2,670,415	$1,903,898	$—	$—	916,125	$916,308	$77
State Street Navigator Securities Lending Portfolio II	599,372	599,372	4,905,869	4,395,019	—	—	1,110,222	1,110,222	2,733
Total		$749,163	$7,576,284	$6,298,917	$—	$—		$2,026,530	$2,810
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.1%
Globant SA (a)	569	$123,820
BRAZIL — 4.0%
Ambev SA	89,144	268,589
B2W Cia Digital (a)	4,640	67,543
B3 SA - Brasil Bolsa Balcao	50,356	600,875
Banco Bradesco SA Preference Shares	99,981	522,407
Banco Bradesco SA	14,973	69,760
Banco BTG Pactual SA	900	16,287
Banco Santander Brasil SA	7,260	62,659
BB Seguridade Participacoes SA	21,912	124,996
Bradespar SA Preference Shares	2,364	28,996
CCR SA	255	661
Centrais Eletricas Brasileiras SA	7,210	50,901
Cia Brasileira de Distribuicao	2,581	37,292
Cia Siderurgica Nacional SA	26,174	160,495
Cosan SA	9,876	143,989
Equatorial Energia SA	54,781	244,259
Gerdau SA Preference Shares	19,750	92,967
Itau Unibanco Holding SA Preference Shares	95,681	582,648
Itausa SA Preference Shares	111,246	251,225
Itausa SA	3	7
Klabin SA	12,458	63,487
Localiza Rent a Car SA	17,610	233,763
Lojas Americanas SA Preference Shares	34,384	174,032
Lojas Renner SA	28,380	237,893
Magazine Luiza SA	78,484	376,993
Natura & Co. Holding SA (a)	13,722	138,694
Notre Dame Intermedica Participacoes SA	6,695	100,975
Rumo SA (a)	32,707	121,151
Suzano SA (a)	12,118	136,573
Telefonica Brasil SA	18,251	163,388
TOTVS SA	6,188	34,215
Via Varejo S/A (a)	28,064	87,312
WEG SA	25,944	378,306
		5,573,338
CHILE — 0.6%
Banco Santander Chile	4,261,889	204,547
Cencosud SA	40,077	71,354
Empresas CMPC SA	69,186	182,094
Enel Americas SA	1,426,614	232,937
Falabella SA	14,353	53,129
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,477	71,927
		815,988
CHINA — 39.8%
3SBio, Inc. (a)(b)(c)	22,000	20,060
Security Description	Shares	Value
AAC Technologies Holdings, Inc. (c)	15,000	$83,958
Addsino Co., Ltd. Class A	17,300	73,230
Agricultural Bank of China, Ltd. Class H	298,000	109,148
Air China, Ltd. Class A	29,600	34,126
Airtac International Group	2,000	64,061
Alibaba Group Holding, Ltd. ADR (a)	36,202	8,425,291
Alibaba Health Information Technology, Ltd. (a)	72,000	212,643
Anhui Conch Cement Co., Ltd. Class H	35,000	219,149
ANTA Sports Products, Ltd.	33,000	523,056
Autohome, Inc. ADR (c)	931	92,746
Baidu, Inc. ADR (a)	5,957	1,288,142
Bank of China, Ltd. Class H	1,534,509	524,443
Bank of Communications Co., Ltd. Class H	253,000	133,779
BeiGene, Ltd. ADR (a)(c)	564	145,732
Beijing E-Hualu Information Technology Co., Ltd. Class A	8,500	40,101
Beijing Enterprises Holdings, Ltd.	32,500	106,044
Beijing Enterprises Water Group, Ltd. (a)	230,000	92,548
Beijing Shunxin Agriculture Co., Ltd. Class A	7,800	87,093
Beijing Thunisoft Corp., Ltd. Class A	12,100	44,458
BGI Genomics Co., Ltd. Class A	4,000	79,155
Bilibili, Inc. ADR (a)(c)	1,366	117,094
BYD Co., Ltd. Class H (c)	20,500	537,230
BYD Electronic International Co., Ltd. (c)	14,500	75,924
Caitong Securities Co., Ltd. Class A	47,500	92,490
CGN Power Co., Ltd. Class H (b)	548,000	118,027
China Cinda Asset Management Co., Ltd. Class H	388,000	73,558
China CITIC Bank Corp., Ltd. Class H	289,000	122,624
China Communications Construction Co., Ltd. Class H	66,000	28,515
China Conch Venture Holdings, Ltd.	31,500	153,156
China Construction Bank Corp. Class H	1,929,340	1,465,570
China Eastern Airlines Corp., Ltd. Class A	44,300	31,912
China Everbright Environment Group, Ltd.	109,851	62,053
China Evergrande Group (c)	29,000	55,727
China International Capital Corp., Ltd. Class H (a)(b)	27,200	73,667
China Jinmao Holdings Group, Ltd.	86,000	39,596

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
China Life Insurance Co., Ltd. Class H	180,000	$396,964
China Longyuan Power Group Corp., Ltd. Class H	187,000	187,389
China Mengniu Dairy Co., Ltd. (a)	51,000	307,821
China Merchants Bank Co., Ltd. Class A	25,300	171,155
China Merchants Bank Co., Ltd. Class H	72,000	455,000
China Merchants Port Holdings Co., Ltd.	57,024	69,792
China Minsheng Banking Corp., Ltd. Class H	174,300	99,358
China Mobile, Ltd.	108,000	615,643
China Molybdenum Co., Ltd. Class A	77,800	74,846
China National Building Material Co., Ltd. Class H	76,000	91,351
China Oilfield Services, Ltd. Class H	62,000	52,454
China Overseas Land & Investment, Ltd.	56,000	121,767
China Pacific Insurance Group Co., Ltd. Class H	50,600	198,058
China Railway Group, Ltd. Class H	239,000	105,416
China Resources Beer Holdings Co., Ltd.	24,000	221,000
China Resources Cement Holdings, Ltd.	54,000	60,311
China Resources Gas Group, Ltd.	24,000	127,679
China Resources Land, Ltd.	72,000	297,143
China Spacesat Co., Ltd. Class A	12,600	62,412
China Taiping Insurance Holdings Co., Ltd.	63,030	113,642
China Telecom Corp., Ltd. Class H	320,000	88,730
China Tourism Group Duty Free Corp., Ltd. Class A	1,300	56,519
China Tower Corp., Ltd. Class H (b)(c)	350,000	51,458
China Unicom Hong Kong, Ltd.	92,000	52,800
China Vanke Co., Ltd. Class H	75,000	258,742
China Yangtze Power Co., Ltd. Class A	18,000	53,086
Chongqing Zhifei Biological Products Co., Ltd. Class A	4,300	97,899
CITIC Securities Co., Ltd. Class H	90,000	202,893
Contemporary Amperex Technology Co., Ltd. Class A	6,800	367,504
Country Garden Holdings Co., Ltd.	185,042	255,828
Country Garden Services Holdings Co., Ltd.	30,000	202,931
Security Description	Shares	Value
CRRC Corp., Ltd. Class H	15,609	$5,375
CSPC Pharmaceutical Group, Ltd.	234,640	239,970
Dawning Information Industry Co., Ltd. Class A	9,860	51,951
Dongfang Electric Corp., Ltd. Class A	25,000	38,366
ENN Energy Holdings, Ltd.	14,200	208,407
Fosun International, Ltd.	121,060	190,165
GDS Holdings, Ltd. ADR (a)	928	86,898
Geely Automobile Holdings, Ltd.	153,000	522,902
Gemdale Corp. Class A	82,293	171,004
GoerTek, Inc. Class A	22,200	127,528
Great Wall Motor Co., Ltd. Class H	147,213	505,022
GRG Banking Equipment Co., Ltd. Class A	29,500	48,496
GSX Techedu, Inc. ADR (a)(c)	1,366	70,636
Guangdong Hongda Blasting Co., Ltd. Class A	2,200	12,174
Guangdong Investment, Ltd.	96,801	174,280
Guangzhou Haige Communications Group, Inc. Co. Class A	33,300	55,512
Haidilao International Holding, Ltd. (b)	10,000	76,994
Haier Smart Home Co., Ltd. Class H (a)(c)	30,400	110,170
Haitong Securities Co., Ltd. Class A	39,800	78,783
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	6,200	46,295
Hangzhou Silan Microelectronics Co., Ltd. Class A	18,400	70,806
Hangzhou Tigermed Consulting Co., Ltd. Class A	4,400	109,454
Hansoh Pharmaceutical Group Co., Ltd. (a)(b)	18,000	87,286
Hebei Construction Group Corp., Ltd. Class H	3,000	1,637
Hengan International Group Co., Ltd.	18,000	127,446
Hengtong Optic-electric Co., Ltd. Class A	15,600	33,593
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,200	61,068
Huaneng Power International, Inc. Class H	272,000	99,275
Huatai Securities Co., Ltd. Class H (b)	87,200	137,202
Huazhu Group, Ltd. ADR (c)	2,514	113,205
Industrial & Commercial Bank of China, Ltd. Class H	1,270,857	824,418
Innovent Biologics, Inc. (a)(b)	23,500	248,673
Intco Medical Technology Co., Ltd. Class A	800	20,706
iQIYI, Inc. ADR (a)(c)	2,486	43,455
JD.com, Inc. ADR (a)	17,348	1,524,889

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Jiangsu Hengrui Medicine Co., Ltd. Class A	4,860	$83,381
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	33,900	72,583
JOYY, Inc. ADR	650	51,987
Kingdee International Software Group Co., Ltd. (a)	36,000	146,714
Kingsoft Corp., Ltd. (c)	33,000	212,798
Kweichow Moutai Co., Ltd. Class A	800	246,034
Lenovo Group, Ltd.	288,000	271,886
Lens Technology Co., Ltd. Class A	17,800	83,868
Leyard Optoelectronic Co., Ltd. Class A	62,000	60,696
Li Ning Co., Ltd.	32,500	223,405
Longfor Group Holdings, Ltd. (b)	18,000	105,393
LONGi Green Energy Technology Co., Ltd. Class A	6,200	87,990
Luxshare Precision Industry Co., Ltd. Class A	18,929	163,514
Mango Excellent Media Co., Ltd. Class A	5,000	55,798
Meituan Class B (a)	71,400	2,712,774
Microport Scientific Corp.	6,000	32,461
Momo, Inc. ADR	938	13,094
Muyuan Foods Co., Ltd. Class A	6,390	75,834
NanJi E-Commerce Co., Ltd. Class A	22,900	48,221
NAURA Technology Group Co., Ltd. Class A	1,400	38,949
NetEase, Inc. ADR	8,894	851,778
New China Life Insurance Co., Ltd. Class H	39,900	155,661
New Oriental Education & Technology Group, Inc. ADR (a)	3,918	728,004
NIO, Inc. ADR (a)	20,597	1,003,898
Oceanwide Holdings Co., Ltd. Class A	64,100	32,363
OFILM Group Co., Ltd. Class A	32,600	66,137
PICC Property & Casualty Co., Ltd. Class H	172,000	130,211
Pinduoduo, Inc. ADR (a)	6,899	1,225,745
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	11,000	133,353
Ping An Insurance Group Co. of China, Ltd. Class A	13,600	182,083
Ping An Insurance Group Co. of China, Ltd. Class H	125,000	1,531,497
Postal Savings Bank of China Co., Ltd. Class H (b)	84,000	47,450
RiseSun Real Estate Development Co., Ltd. Class A	30,200	30,355
Seazen Group, Ltd. (a)	74,000	61,557
Seazen Holdings Co., Ltd. Class A	8,300	44,498
Security Description	Shares	Value
Semiconductor Manufacturing International Corp. (a)	62,860	$179,163
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	17,770	63,102
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	116,000	262,105
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	21,200	176,181
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	92,200	72,100
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	14,000	36,720
Shanxi Securities Co., Ltd. Class A	45,230	62,310
Shenzhen Kangtai Biological Products Co., Ltd. Class A	3,500	94,010
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	800	52,458
Shenzhou International Group Holdings, Ltd.	25,743	504,644
Silergy Corp.	1,000	85,771
Sinopharm Group Co., Ltd. Class H	32,000	77,835
SooChow Securities Co., Ltd. Class A	41,890	63,577
Sun Art Retail Group, Ltd. (c)	47,000	47,765
Sunac China Holdings, Ltd.	60,000	221,696
Sunny Optical Technology Group Co., Ltd.	14,500	317,346
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,000	44,023
TAL Education Group ADR (a)	8,431	602,901
Tangshan Jidong Cement Co., Ltd. Class A	21,400	46,610
Tencent Holdings, Ltd.	110,095	8,008,097
Tencent Music Entertainment Group ADR (a)	3,109	59,817
Tianma Microelectronics Co., Ltd. Class A	32,300	73,284
Tingyi Cayman Islands Holding Corp.	24,000	40,981
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	18,700	38,513
Trip.com Group, Ltd. ADR (a)	10,271	346,441
Tsingtao Brewery Co., Ltd. Class A	10,500	160,652
Tsingtao Brewery Co., Ltd. Class H	4,000	41,889
Vipshop Holdings, Ltd. ADR (a)	12,896	362,507
Walvax Biotechnology Co., Ltd. Class A	14,000	83,095
Wangsu Science & Technology Co., Ltd. Class A	34,500	36,589

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Want Want China Holdings, Ltd.	289,000	$209,095
Weichai Power Co., Ltd. Class A	133,400	324,226
Weichai Power Co., Ltd. Class H	7,000	14,047
Wingtech Technology Co., Ltd. Class A	2,700	41,144
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	18,000	86,528
Wuliangye Yibin Co., Ltd. Class A	6,842	307,364
WuXi AppTec Co., Ltd. Class A	7,960	165,065
WuXi AppTec Co., Ltd. Class H (b)(c)	5,800	113,549
Wuxi Biologics Cayman, Inc. (a)(b)	51,000	676,154
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	8,200	106,011
Xiaomi Corp. Class B (a)(b)	198,000	847,785
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	25,239	55,360
Xinyi Solar Holdings, Ltd.	46,000	120,134
XPeng, Inc. ADR (a)	676	28,953
Yifan Pharmaceutical Co., Ltd. Class A	22,200	64,687
Yihai International Holding, Ltd. (a)	8,000	118,651
Yum China Holdings, Inc.	8,834	504,333
Zai Lab, Ltd. ADR (a)	1,288	174,318
Zhejiang Dahua Technology Co., Ltd. Class A	21,600	66,130
Zhejiang Longsheng Group Co., Ltd. Class A	15,700	32,914
Zhejiang NHU Co., Ltd. Class A	14,600	75,689
Zhongji Innolight Co., Ltd. Class A	6,000	46,972
Zhongsheng Group Holdings, Ltd.	7,000	49,878
Zhuzhou CRRC Times Electric Co., Ltd. Class H	32,800	142,979
Zijin Mining Group Co., Ltd. Class A	51,000	72,928
Zijin Mining Group Co., Ltd. Class H	84,000	95,117
ZTE Corp. Class A	8,100	41,955
ZTE Corp. Class H (c)	14,400	36,214
ZTO Express Cayman, Inc. ADR	4,671	136,206
		55,316,276
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	18,285	187,634
EGYPT — 0.1%
Commercial International Bank Egypt SAE	20,668	77,771
ElSewedy Electric Co.	108,064	67,394
		145,165
Security Description	Shares	Value
GREECE — 0.1%
Hellenic Telecommunications Organization SA	4,264	$68,763
JUMBO SA	1,546	26,880
		95,643
HONG KONG — 0.4%
China Youzan, Ltd. (a)	188,000	56,008
Shimao Group Holdings, Ltd.	19,500	62,117
Sino Biopharmaceutical, Ltd.	298,250	288,486
Wharf Holdings, Ltd.	32,000	86,048
		492,659
HUNGARY — 0.2%
OTP Bank Nyrt (a)	6,649	299,678
INDIA — 8.4%
Adani Ports & Special Economic Zone, Ltd.	15,675	103,778
Ambuja Cements, Ltd.	14,571	49,625
Apollo Hospitals Enterprise, Ltd.	1,112	36,720
Asian Paints, Ltd.	6,647	251,488
Aurobindo Pharma, Ltd.	13,400	168,959
Avenue Supermarts, Ltd. (a)(b)	3,216	121,637
Axis Bank, Ltd. (a)	45,415	385,640
Bajaj Auto, Ltd.	2,020	95,213
Bajaj Finance, Ltd.	4,721	342,131
Bajaj Finserv, Ltd.	931	113,482
Balkrishna Industries, Ltd.	1,550	34,923
Bandhan Bank, Ltd. (a)(b)	10,748	59,170
Bharat Forge, Ltd.	5,707	41,029
Bharti Airtel, Ltd.	37,703	263,006
Biocon, Ltd. (a)	8,792	56,000
Britannia Industries, Ltd.	1,113	54,477
Cipla, Ltd.	8,365	93,870
Container Corp. Of India, Ltd.	2,382	13,017
Dabur India, Ltd.	12,853	93,934
Divi's Laboratories, Ltd.	2,278	119,778
Dr Reddy's Laboratories, Ltd.	2,761	196,685
Eicher Motors, Ltd.	2,846	98,579
Godrej Consumer Products, Ltd.	8,258	83,651
Grasim Industries, Ltd.	7,586	96,331
Havells India, Ltd.	6,109	76,597
HCL Technologies, Ltd.	28,088	363,711
HDFC Life Insurance Co., Ltd. (a)(b)	2,389	22,119
Hero MotoCorp, Ltd.	1,218	51,842
Hindalco Industries, Ltd.	36,345	119,654
Hindustan Unilever, Ltd.	16,425	538,467
Housing Development Finance Corp., Ltd.	37,951	1,328,954
ICICI Bank, Ltd. (a)	81,944	600,050
ICICI Lombard General Insurance Co., Ltd. (a)(b)	640	13,321
Indus Towers, Ltd.	4,458	14,027
Info Edge India, Ltd.	1,102	71,758
Infosys, Ltd.	69,601	1,196,222
InterGlobe Aviation, Ltd. (a)(b)	880	20,755

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Ipca Laboratories, Ltd.	1,883	$56,407
ITC, Ltd.	86,350	246,993
Jubilant Foodworks, Ltd.	1,870	71,433
Kotak Mahindra Bank, Ltd. (a)	7,004	191,291
Larsen & Toubro, Ltd.	12,144	214,002
Lupin, Ltd.	5,385	71,993
Mahindra & Mahindra, Ltd.	19,027	187,646
Marico, Ltd.	11,058	60,937
Maruti Suzuki India, Ltd.	2,684	280,994
Motherson Sumi Systems, Ltd.	22,534	50,948
Nestle India, Ltd.	570	143,462
Page Industries, Ltd.	43	16,249
Petronet LNG, Ltd.	14,678	49,739
PI Industries, Ltd.	1,696	50,950
Piramal Enterprises, Ltd.	2,235	43,700
Shree Cement, Ltd.	212	69,673
Shriram Transport Finance Co., Ltd.	3,974	56,917
State Bank of India (a)	44,625	167,922
Sun Pharmaceutical Industries, Ltd.	24,673	200,021
Tata Consultancy Services, Ltd.	23,440	918,368
Tata Consumer Products, Ltd.	7,793	62,916
Tata Steel, Ltd.	14,919	131,421
Tech Mahindra, Ltd.	8,508	113,320
Titan Co., Ltd.	7,179	153,975
Torrent Pharmaceuticals, Ltd.	460	17,645
UltraTech Cement, Ltd.	2,020	146,194
United Spirits, Ltd. (a)	7,069	55,943
UPL, Ltd.	23,094	147,396
Wipro, Ltd.	26,106	138,002
Yes Bank, Ltd. (a)	208,446	50,922
Zee Entertainment Enterprises, Ltd.	21,076	64,468
		11,622,447
INDONESIA — 1.3%
Bank Central Asia Tbk PT	200,100	482,091
Bank Mandiri Persero Tbk PT	546,300	245,932
Bank Negara Indonesia Persero Tbk PT	275,309	120,999
Bank Rakyat Indonesia Persero Tbk PT	1,179,198	349,983
Kalbe Farma Tbk PT	489,165	51,528
Telkom Indonesia Persero Tbk PT	1,474,900	347,467
Unilever Indonesia Tbk PT	272,800	142,710
		1,740,710
KUWAIT — 0.3%
Agility Public Warehousing Co. KSC	49,103	109,118
Boubyan Bank KSCP	20,950	39,118
Gulf Bank KSCP	146,272	105,304
Mabanee Co. KPSC	23,316	50,357
National Bank of Kuwait SAKP	39,327	108,595
		412,492
Security Description	Shares	Value
MALAYSIA — 1.7%
CIMB Group Holdings Bhd	180,660	$193,123
DiGi.Com Bhd	154,000	158,498
Genting Malaysia Bhd	67,700	45,274
Hartalega Holdings Bhd	22,700	68,509
IHH Healthcare Bhd	122,100	166,948
IOI Corp. Bhd	172,200	187,076
Kossan Rubber Industries	12,800	14,319
Malayan Banking Bhd	92,654	194,867
Maxis Bhd	129,300	162,328
Petronas Chemicals Group Bhd	114,700	211,864
Petronas Gas Bhd	24,400	104,212
Public Bank Bhd	61,600	315,466
Sime Darby Bhd	104,255	59,871
Sime Darby Plantation Bhd	57,300	71,082
Supermax Corp. Bhd (a)	27,222	40,672
Tenaga Nasional Bhd	93,000	240,910
Top Glove Corp. Bhd	114,200	173,749
		2,408,768
MEXICO — 1.8%
America Movil SAB de CV Series L	726,681	528,449
Arca Continental SAB de CV	10,419	50,031
Coca-Cola Femsa SAB de CV	12,026	55,231
Fomento Economico Mexicano SAB de CV	48,011	362,248
Gruma SAB de CV Class B	5,210	61,951
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	14,661	163,449
Grupo Bimbo SAB de CV Class A	40,244	87,333
Grupo Carso SAB de CV Series A1 (a)	32,662	108,810
Grupo Financiero Banorte SAB de CV Series O (a)	58,475	322,609
Grupo Financiero Inbursa SAB de CV Series O (a)	98,893	99,560
Industrias Penoles SAB de CV (a)	4,948	83,631
Kimberly-Clark de Mexico SAB de CV Class A	37,142	63,359
Orbia Advance Corp. SAB de CV	40,969	96,123
Promotora y Operadora de Infraestructura SAB de CV	5,571	49,105
Wal-Mart de Mexico SAB de CV	114,101	320,563
		2,452,452
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (a)	7,997	97,483
Credicorp, Ltd.	1,578	258,824
		356,307
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	98,230	96,648
Ayala Corp.	10,740	184,951
Ayala Land, Inc.	244,080	207,875

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
BDO Unibank, Inc.	61,125	$135,936
SM Investments Corp.	6,930	151,375
SM Prime Holdings, Inc.	340,100	272,655
Universal Robina Corp.	33,830	107,428
		1,156,868
POLAND — 0.7%
Bank Polska Kasa Opieki SA (a)	5,177	84,894
CD Projekt SA (a)	1,288	94,958
KGHM Polska Miedz SA (a)	7,500	368,357
Powszechna Kasa Oszczednosci Bank Polski SA (a)	21,659	166,948
Powszechny Zaklad Ubezpieczen SA (a)	28,256	245,401
		960,558
QATAR — 0.7%
Barwa Real Estate Co.	131,725	123,042
Commercial Bank PQSC	100,619	121,594
Industries Qatar QSC	61,735	184,306
Masraf Al Rayan QSC	189,839	236,191
Qatar National Bank QPSC	75,476	369,607
		1,034,740
ROMANIA — 0.1%
NEPI Rockcastle PLC	11,343	72,203
RUSSIA — 1.2%
Mobile TeleSystems PJSC ADR	19,382	173,469
Polymetal International PLC	4,055	93,372
Polyus PJSC GDR	1,073	108,158
Sberbank of Russia PJSC ADR	65,649	953,224
VTB Bank PJSC GDR	26,511	25,305
X5 Retail Group NV GDR	2,129	76,899
Yandex NV Class A (a)(c)	3,940	274,145
		1,704,572
SAUDI ARABIA — 2.5%
Advanced Petrochemical Co.	5,068	90,510
Al Rajhi Bank	24,771	485,965
Alinma Bank (a)	10,852	46,803
Almarai Co. JSC	3,864	56,545
Arab National Bank	9,011	48,278
Bank AlBilad	4,308	32,555
Bank Al-Jazira	11,341	41,294
Banque Saudi Fransi	11,918	100,386
Bupa Arabia for Cooperative Insurance Co. (a)	1,258	40,977
Co. for Cooperative Insurance (a)	2,726	57,912
Dar Al Arkan Real Estate Development Co. (a)	23,695	54,696
Emaar Economic City (a)	40,800	100,162
Etihad Etisalat Co. (a)	9,239	70,556
Jarir Marketing Co.	1,357	62,721
National Commercial Bank	22,911	264,738
National Industrialization Co. (a)	29,959	109,244
Rabigh Refining & Petrochemical Co. (a)	9,486	34,944
Security Description	Shares	Value
Riyad Bank	22,599	$121,681
Sahara International Petrochemical Co.	16,667	76,946
Samba Financial Group	21,052	171,430
Saudi Airlines Catering Co.	2,414	49,611
Saudi Arabian Fertilizer Co.	2,628	56,460
Saudi Arabian Mining Co. (a)	10,270	110,869
Saudi Basic Industries Corp.	12,998	351,316
Saudi British Bank	17,024	112,174
Saudi Cement Co.	4,705	77,129
Saudi Electricity Co.	8,400	47,692
Saudi Industrial Investment Group	20,532	149,957
Saudi Kayan Petrochemical Co. (a)	34,124	130,071
Saudi Telecom Co.	6,324	178,682
Savola Group	3,814	43,207
Yanbu National Petrochemical Co.	3,864	65,814
		3,441,325
SOUTH AFRICA — 3.5%
Absa Group, Ltd.	15,676	127,916
Anglo American Platinum, Ltd.	900	88,424
Bid Corp., Ltd.	10,418	186,554
Bidvest Group, Ltd.	15,825	169,166
Capitec Bank Holdings, Ltd. (a)	776	75,686
Clicks Group, Ltd.	5,148	88,554
FirstRand, Ltd.	95,724	332,619
Gold Fields, Ltd.	19,674	184,260
Growthpoint Properties, Ltd. REIT	76,338	65,327
Harmony Gold Mining Co., Ltd. (a)	9,082	44,270
Impala Platinum Holdings, Ltd.	12,242	168,269
MTN Group, Ltd. (c)	36,416	149,222
Naspers, Ltd. Class N	9,126	1,875,897
Nedbank Group, Ltd.	8,112	71,506
Northam Platinum, Ltd. (a)	4,187	59,726
Old Mutual, Ltd.	73,655	59,621
Remgro, Ltd.	3,810	24,953
Sanlam, Ltd.	41,115	164,446
Shoprite Holdings, Ltd.	12,610	120,187
Sibanye Stillwater, Ltd.	41,408	169,142
SPAR Group, Ltd.	13,427	173,259
Standard Bank Group, Ltd.	30,483	263,724
Tiger Brands, Ltd.	5,519	78,219
Vodacom Group, Ltd.	17,626	149,264
Woolworths Holdings, Ltd.	15,697	42,254
		4,932,465
SOUTH KOREA — 14.7%
Alteogen, Inc. (a)	298	49,296
AMOREPACIFIC Group (a)	893	45,131
Celltrion Healthcare Co., Ltd. (a)	1,050	157,553
Celltrion, Inc. (a)	2,113	698,303
Coway Co., Ltd. (a)	2,187	146,364

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Doosan Heavy Industries & Construction Co., Ltd. (a)	1,286	$15,982
Hana Financial Group, Inc.	7,677	243,815
Hanwha Solutions Corp. (a)	440	19,402
Helixmith Co., Ltd. (a)	119	3,615
HLB, Inc. (a)	824	70,165
Hyundai Engineering & Construction Co., Ltd. (a)	4,343	149,724
Hyundai Glovis Co., Ltd. (a)	1,185	200,718
Hyundai Mobis Co., Ltd. (a)	1,822	428,538
Hyundai Motor Co. (a)	3,198	565,236
Hyundai Motor Co. Preference Shares (a)	1,188	96,785
Hyundai Steel Co. (a)	2,291	83,516
Industrial Bank of Korea	15,556	126,590
Kakao Corp.	925	331,665
KB Financial Group, Inc.	10,125	404,515
Kia Motors Corp. (a)	7,858	451,385
Korea Zinc Co., Ltd. (a)	472	174,453
KT&G Corp. (a)	3,329	254,663
LG Chem, Ltd. (a)	1,108	840,460
LG Corp. (a)	2,662	214,420
LG Electronics, Inc.	3,814	473,985
LG Household & Health Care, Ltd. (a)	252	375,808
Lotte Chemical Corp. (a)	505	128,307
NAVER Corp. (a)	2,637	710,046
NCSoft Corp. (a)	470	402,808
POSCO	1,822	456,213
Samsung Biologics Co., Ltd. (a)(b)	253	192,376
Samsung C&T Corp. (a)	1,876	238,321
Samsung Electronics Co., Ltd. Preference Shares	14,824	1,004,369
Samsung Electronics Co., Ltd.	98,411	7,338,020
Samsung Fire & Marine Insurance Co., Ltd. (a)	858	148,094
Samsung SDI Co., Ltd.	1,333	770,620
Samsung SDS Co., Ltd. (a)	1,329	218,380
Seegene, Inc.	325	57,742
Shin Poong Pharmaceutical Co., Ltd. (a)	569	64,951
Shinhan Financial Group Co., Ltd.	11,343	334,662
SK Chemicals Co., Ltd. (a)	96	34,687
SK Hynix, Inc.	12,601	1,374,591
SK Telecom Co., Ltd.	309	67,700
S-Oil Corp. (a)	2,116	134,794
Woori Financial Group, Inc.	16,096	144,172
		20,442,940
TAIWAN — 13.9%
Accton Technology Corp.	5,000	56,232
ASE Technology Holding Co., Ltd.	103,656	299,923
Asustek Computer, Inc.	31,000	276,372
Catcher Technology Co., Ltd.	3,000	21,995
Security Description	Shares	Value
Cathay Financial Holding Co., Ltd.	183,092	$275,309
Chang Hwa Commercial Bank, Ltd.	151,073	96,511
China Development Financial Holding Corp.	750,000	248,238
China Life Insurance Co., Ltd.	217,493	171,839
China Steel Corp.	399,000	351,457
Chunghwa Telecom Co., Ltd.	71,000	275,429
Compal Electronics, Inc.	289,000	212,908
CTBC Financial Holding Co., Ltd.	399,000	279,746
E.Sun Financial Holding Co., Ltd.	261,449	237,740
Far Eastern New Century Corp.	73,000	75,214
First Financial Holding Co., Ltd.	288,262	219,033
Formosa Chemicals & Fibre Corp.	69,397	209,194
Formosa Plastics Corp.	108,000	370,532
Foxconn Technology Co., Ltd.	64,000	121,631
Fubon Financial Holding Co., Ltd.	179,000	297,824
Hon Hai Precision Industry Co., Ltd.	262,980	861,063
Hotai Motor Co., Ltd.	5,000	114,421
Hua Nan Financial Holdings Co., Ltd.	353,964	229,904
Largan Precision Co., Ltd.	1,000	113,709
Lite-On Technology Corp.	144,000	255,221
MediaTek, Inc.	35,000	930,493
Mega Financial Holding Co., Ltd.	253,000	268,325
Nan Ya Plastics Corp.	144,000	368,482
Pegatron Corp.	72,000	172,454
President Chain Store Corp.	10,394	98,584
Quanta Computer, Inc.	70,000	201,545
Realtek Semiconductor Corp.	8,000	111,182
SinoPac Financial Holdings Co., Ltd.	533,794	217,522
Taishin Financial Holding Co., Ltd.	454,958	214,542
Taiwan Cement Corp.	189,956	292,053
Taiwan Cooperative Financial Holding Co., Ltd.	323,394	234,218
Taiwan Mobile Co., Ltd.	36,000	126,714
Taiwan Semiconductor Manufacturing Co., Ltd.	478,734	9,030,145
Uni-President Enterprises Corp.	144,000	345,932
United Microelectronics Corp.	344,602	578,261
Yuanta Financial Holding Co., Ltd.	531,400	388,649
		19,250,546
THAILAND — 1.5%
Advanced Info Service PCL NVDR	47,200	277,276
Airports of Thailand PCL NVDR	161,000	334,521
Bangkok Dusit Medical Services PCL NVDR	298,800	207,445

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
BTS Group Holdings PCL	489,100	$151,823
CP ALL PCL NVDR (a)	151,000	293,583
Kasikornbank PCL	47,000	178,838
Minor International PCL NVDR (a)	149,300	128,320
PTT Global Chemical PCL NVDR	104,174	203,411
Siam Cement PCL	14,400	181,682
Siam Commercial Bank PCL NVDR	54,400	158,879
		2,115,778
TURKEY — 0.2%
BIM Birlesik Magazalar A/S	16,910	171,773
Turk Hava Yollari AO (a)	21,765	37,805
Turkcell Iletisim Hizmetleri A/S	29,141	63,124
Turkiye Is Bankasi A/S Class C (a)	69,744	65,686
		338,388
UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Commercial Bank PJSC	110,112	185,861
Aldar Properties PJSC	242,385	207,863
Emirates NBD Bank PJSC	15,593	43,725
Emirates Telecommunications Group Co. PJSC	37,281	171,528
First Abu Dhabi Bank PJSC	32,964	115,769
		724,746
UNITED STATES — 0.1%
JBS SA	26,749	121,844
TOTAL COMMON STOCKS (Cost $109,622,363)		138,340,350

SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	7,321,782	7,323,246
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	758,713	$758,713
TOTAL SHORT-TERM INVESTMENTS (Cost $8,081,959)		8,081,959
TOTAL INVESTMENTS — 105.4% (Cost $117,704,322)		146,422,309
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(7,476,738)
NET ASSETS — 100.0%		$138,945,571
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$138,006,845	$333,505	$—	$138,340,350
Short-Term Investments	8,081,959	—	—	8,081,959
TOTAL INVESTMENTS	$146,088,804	$333,505	$—	$146,422,309
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	22.3%
Consumer Discretionary	19.7
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

% of Net Assets
Financials	19.6%
Communication Services	12.2
Materials	6.6
Consumer Staples	5.8
Health Care	5.1
Industrials	4.3
Real Estate	2.2
Utilities	1.5
Energy	0.3
Short-Term Investments	5.8
Liabilities in Excess of Other Assets	(5.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	14,975	$14,978	$9,982,106	$2,673,838	$—	$—	7,321,781	$7,323,246	$42
State Street Navigator Securities Lending Portfolio II	431,024	431,024	1,829,524	1,501,835	—	—	758,713	758,713	616
Total		$446,002	$11,811,630	$4,175,673	$—	$—		$8,081,959	$658
See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 6.5%
AGL Energy, Ltd.	16,173	$149,135
AMP, Ltd.	24,659	29,684
Ampol, Ltd.	9,656	211,759
Aristocrat Leisure, Ltd.	464	11,099
ASX, Ltd.	8,875	493,084
Aurizon Holdings, Ltd.	115,417	347,340
AusNet Services	167,152	226,365
Australia & New Zealand Banking Group, Ltd.	53,300	933,627
BHP Group PLC	22,383	588,981
BHP Group, Ltd.	26,352	862,794
BlueScope Steel, Ltd.	10,653	143,692
Brambles, Ltd.	48,019	392,771
CIMIC Group, Ltd. (a)(b)	1,641	30,859
Coca-Cola Amatil, Ltd.	14,203	141,710
Cochlear, Ltd.	1,539	224,451
Coles Group, Ltd.	36,252	507,446
Commonwealth Bank of Australia	33,857	2,145,186
CSL, Ltd.	22,131	4,835,975
Dexus REIT	24,851	180,257
Fortescue Metals Group, Ltd.	68,051	1,230,346
Glencore PLC (a)	380,435	1,211,682
Goodman Group REIT	6,789	99,064
GPT Group REIT	18,990	65,941
Insurance Australia Group, Ltd.	65,133	236,221
LendLease Corp., Ltd. Stapled Security	10,231	103,421
Macquarie Group, Ltd.	2,707	289,265
Magellan Financial Group, Ltd.	6,098	252,498
Medibank Pvt, Ltd.	225,696	524,217
Mirvac Group REIT	28,295	57,641
National Australia Bank, Ltd.	48,326	842,771
Newcrest Mining, Ltd.	33,536	667,136
Oil Search, Ltd.	19,890	56,942
Origin Energy, Ltd.	20,552	75,489
QBE Insurance Group, Ltd.	13,650	89,847
Ramsay Health Care, Ltd.	4,719	226,423
REA Group, Ltd. (b)	2,680	307,846
Rio Tinto PLC	56,108	4,195,315
Rio Tinto, Ltd.	17,321	1,521,424
Santos, Ltd.	17,523	84,781
Scentre Group REIT	66,789	143,275
SEEK, Ltd.	5,779	127,226
Sonic Healthcare, Ltd.	45,021	1,116,906
South32, Ltd.	46,706	89,021
Stockland REIT	19,228	62,020
Suncorp Group, Ltd.	18,467	138,796
Tabcorp Holdings, Ltd.	38,376	115,490
Telstra Corp., Ltd.	259,622	597,005
Transurban Group Stapled Security	11,125	117,266
Vicinity Centres REIT	36,761	45,528
Wesfarmers, Ltd.	87,039	3,385,049
Security Description	Shares	Value
Westpac Banking Corp.	69,150	$1,033,576
Woodside Petroleum, Ltd.	10,434	183,089
Woolworths Group, Ltd.	69,037	2,094,139
		33,842,871
AUSTRIA — 0.1%
Erste Group Bank AG	9,139	278,880
OMV AG	4,464	180,243
Raiffeisen Bank International AG (a)	5,050	103,064
Voestalpine AG	4,283	153,546
		715,733
BELGIUM — 1.0%
Ageas SA/NV	4,404	234,831
Anheuser-Busch InBev SA	7,568	527,903
Etablissements Franz Colruyt NV	17,065	1,012,048
Groupe Bruxelles Lambert SA	15,229	1,537,632
KBC Group NV (a)	3,863	270,738
Proximus SADP	39,516	783,750
Solvay SA	1,368	162,159
UCB SA	8,426	870,958
Umicore SA	586	28,171
		5,428,190
BRAZIL — 0.0% *
Yara International ASA	3,216	133,719
CHINA — 0.2%
BOC Hong Kong Holdings, Ltd.	83,036	251,661
Prosus NV	3,328	359,800
Wilmar International, Ltd.	106,400	374,350
		985,811
DENMARK — 4.4%
AP Moller - Maersk A/S Class B	115	256,994
Carlsberg AS Class B	7,326	1,174,376
Chr. Hansen Holding A/S (a)	6,633	682,980
Coloplast A/S Class B	21,211	3,241,185
Danske Bank A/S (a)	28,398	469,838
Demant A/S (a)	5,346	211,432
DSV Panalpina A/S	1,504	252,171
Genmab A/S (a)	4,857	1,966,432
GN Store Nord A/S	3,236	259,157
H Lundbeck A/S	3,856	132,347
Novo Nordisk A/S Class B	122,289	8,576,412
Novozymes A/S Class B	14,139	812,292
Orsted A/S (c)	6,696	1,368,698
Pandora A/S	4,318	483,366
Tryg A/S (b)	32,884	1,038,385
Vestas Wind Systems A/S	7,675	1,816,087
		22,742,152
FINLAND — 1.3%
Elisa Oyj	24,898	1,366,917
Fortum Oyj	5,309	127,968
Kone Oyj Class B	18,117	1,473,222
Neste Oyj	20,184	1,461,023

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Nokia Oyj (a)	79,087	$304,913
Nordea Bank Abp (a)(d)	52,182	427,111
Nordea Bank Abp (a)(d)	4,321	35,275
Orion Oyj Class B	9,721	446,387
Sampo Oyj Class A	7,138	301,924
UPM-Kymmene Oyj	20,539	765,726
Wartsila OYJ Abp	9,674	96,468
		6,806,934
FRANCE — 8.7%
Aeroports de Paris (a)	705	91,522
Air Liquide SA	9,525	1,564,592
Airbus SE (a)	3,439	377,775
Alstom SA (a)	9,735	555,184
Atos SE (a)	1,338	122,423
AXA SA	43,563	1,040,019
BioMerieux	5,238	739,593
BNP Paribas SA (a)	36,456	1,922,730
Bouygues SA	5,618	231,307
Bureau Veritas SA (a)	13,222	352,028
Capgemini SE	1,528	237,063
Carrefour SA	19,537	335,380
Cie de Saint-Gobain (a)	9,636	442,130
Cie Generale des Etablissements Michelin SCA	3,392	435,572
CNP Assurances (a)	5,535	89,260
Credit Agricole SA (a)	42,813	540,601
Danone SA	13,775	906,093
Dassault Systemes SE	1,323	268,956
Electricite de France SA (a)	10,681	168,521
Engie SA (a)	33,737	516,812
EssilorLuxottica SA	6,828	1,065,604
Faurecia SE (a)	2,019	103,532
Getlink SE (a)	11,300	196,054
Hermes International	2,940	3,164,129
Iliad SA	2,506	515,431
Ipsen SA	1,795	149,127
Kering SA	2,645	1,923,650
Klepierre SA REIT (b)	1,434	32,267
Legrand SA	11,586	1,034,852
L'Oreal SA	10,995	4,181,171
LVMH Moet Hennessy Louis Vuitton SE	8,845	5,529,113
Natixis SA (a)	33,144	113,103
Orange SA	112,512	1,340,022
Pernod Ricard SA	4,642	890,580
Peugeot SA (a)	38,845	1,063,219
Publicis Groupe SA	3,063	152,758
Renault SA (a)	11,771	515,030
Safran SA (a)	1,970	279,485
Sanofi	58,727	5,655,021
Sartorius Stedim Biotech	1,046	372,687
Schneider Electric SE	4,353	630,079
SCOR SE (a)	4,389	141,880
SEB SA	798	145,483
Societe Generale SA (a)	46,714	972,925
Sodexo SA	3,821	323,616
Security Description	Shares	Value
Thales SA	2,136	$195,751
TOTAL SE	47,995	2,072,967
Ubisoft Entertainment SA (a)	1,205	116,240
Unibail-Rodamco-Westfield (b)	68,893	271,123
Unibail-Rodamco-Westfield REIT (b)	102	8,060
Unibail-Rodamco-Westfield REIT	944	74,592
Valeo SA	3,834	151,428
Vinci SA	5,814	578,772
Vivendi SA	10,229	330,164
Worldline SA (a)(c)	493	47,714
		45,275,190
GERMANY — 6.3%
Adidas AG (a)	1,124	409,693
Allianz SE	6,311	1,549,770
Aroundtown SA	27,658	207,107
BASF SE	16,131	1,277,384
Bayer AG	11,579	682,235
Bayerische Motoren Werke AG	9,652	853,015
Bayerische Motoren Werke AG Preference Shares	1,912	129,136
Bechtle AG	504	110,014
Beiersdorf AG	11,518	1,330,928
Carl Zeiss Meditec AG	851	113,391
Commerzbank AG (a)	54,592	351,748
Continental AG	2,223	329,794
Covestro AG (c)	7,390	456,442
Daimler AG	23,309	1,648,155
Deutsche Bank AG (a)	51,442	563,267
Deutsche Boerse AG	8,124	1,384,162
Deutsche Lufthansa AG (a)	13,507	178,734
Deutsche Post AG	18,117	897,766
Deutsche Telekom AG	132,351	2,421,784
E.ON SE	32,614	361,698
Fresenius Medical Care AG & Co. KGaA	2,836	236,653
Fresenius SE & Co. KGaA	7,102	328,816
Fuchs Petrolub SE Preference Shares	4,033	229,162
GEA Group AG	6,244	223,695
Hannover Rueck SE	1,638	261,144
HeidelbergCement AG	2,339	175,204
HelloFresh SE (a)	6,223	481,214
Henkel AG & Co. KGaA Preference Shares	7,704	870,041
Henkel AG & Co. KGaA	7,745	747,214
Infineon Technologies AG	9,250	355,267
Knorr-Bremse AG	6,491	886,969
Merck KGaA	5,625	965,954
MTU Aero Engines AG	1,813	473,384
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,197	652,680
Nemetschek SE	935	69,099
Porsche Automobil Holding SE Preference Shares	3,374	232,834

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Puma SE (a)	1,143	$129,055
RWE AG	9,005	380,894
SAP SE	37,100	4,867,113
Sartorius AG Preference Shares	986	414,526
Siemens AG	9,144	1,314,830
Siemens Energy AG (a)	4,572	167,822
Siemens Healthineers AG (c)	12,475	640,774
Symrise AG	4,042	536,102
Telefonica Deutschland Holding AG	39,619	109,313
Uniper SE	10,831	374,244
United Internet AG	2,023	85,222
Volkswagen AG Preference Shares	6,630	1,236,452
		32,701,900
HONG KONG — 4.1%
AIA Group, Ltd.	92,423	1,132,365
ASM Pacific Technology, Ltd.	10,500	138,531
Bank of East Asia, Ltd.	59,257	126,556
CK Asset Holdings, Ltd.	59,620	306,026
CK Infrastructure Holdings, Ltd.	126,500	679,498
CLP Holdings, Ltd.	211,000	1,951,121
Hang Seng Bank, Ltd.	93,429	1,611,001
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	663,540	652,941
HKT Trust & HKT, Ltd. Stapled Security	835,540	1,084,046
Hong Kong & China Gas Co., Ltd.	1,169,288	1,746,275
Hong Kong Exchanges & Clearing, Ltd.	50,772	2,782,888
Jardine Matheson Holdings, Ltd.	18,900	1,058,400
Jardine Strategic Holdings, Ltd.	26,300	654,344
Link REIT	131,112	1,193,795
MTR Corp., Ltd.	297,289	1,662,075
New World Development Co., Ltd.	27,687	128,904
PCCW, Ltd.	1,180,302	710,874
Power Assets Holdings, Ltd.	304,000	1,646,666
Sun Hung Kai Properties, Ltd.	25,500	328,869
Swire Pacific, Ltd. Class A	15,500	85,957
Techtronic Industries Co., Ltd.	65,500	934,284
WH Group, Ltd. (c)	436,500	365,915
Wharf Real Estate Investment Co., Ltd.	21,000	109,281
Xinyi Glass Holdings, Ltd.	44,000	122,855
		21,213,467
IRELAND — 0.7%
CRH PLC	9,097	378,664
Flutter Entertainment PLC (a)	635	129,674
Kerry Group PLC Class A	17,879	2,592,288
Kingspan Group PLC (a)	10,726	753,306
		3,853,932
Security Description	Shares	Value
ISRAEL — 0.9%
Azrieli Group, Ltd.	3,411	$216,826
Bank Hapoalim BM (a)	119,287	816,968
Bank Leumi Le-Israel BM	153,308	902,430
Check Point Software Technologies, Ltd. (a)	9,098	1,209,215
Elbit Systems, Ltd.	882	116,225
Isracard, Ltd.	0	—
Mizrahi Tefahot Bank, Ltd.	33,556	775,985
Nice, Ltd. (a)	1,730	484,926
Teva Pharmaceutical Industries, Ltd. ADR (a)	11,851	114,362
Teva Pharmaceutical Industries, Ltd. (a)	13,633	129,715
		4,766,652
ITALY — 1.9%
Assicurazioni Generali SpA	35,147	613,239
Atlantia SpA (a)	4,606	82,929
DiaSorin SpA	5,008	1,042,294
Enel SpA	105,844	1,071,787
Eni SpA	60,735	635,222
Ferrari NV	5,394	1,245,058
FinecoBank Banca Fineco SpA (a)	21,941	359,735
Infrastrutture Wireless Italiane SpA (c)	11,596	140,890
Intesa Sanpaolo SpA (a)	463,386	1,084,398
Mediobanca Banca di Credito Finanziario SpA (a)	12,885	118,871
Moncler SpA (a)	9,216	565,390
Poste Italiane SpA (c)	4,722	48,070
Prysmian SpA	1,434	51,023
Recordati Industria Chimica e Farmaceutica SpA	9,310	516,365
Snam SpA	152,152	856,548
Telecom Italia SpA (d)	353,666	163,311
Telecom Italia SpA (d)	558,231	289,465
Terna Rete Elettrica Nazionale SpA	4,720	36,095
UniCredit SpA (a)	99,617	932,187
		9,852,877
JAPAN — 26.3%
ABC-Mart, Inc.	12,400	689,389
Advantest Corp.	8,800	658,860
Aeon Co., Ltd.	15,500	508,184
AGC, Inc. (b)	2,800	97,632
Aisin Seiki Co., Ltd.	2,300	68,948
Ajinomoto Co., Inc.	20,200	457,334
Alfresa Holdings Corp.	4,900	89,652
ANA Holdings, Inc. (a)	31,100	685,890
Asahi Group Holdings, Ltd. (b)	11,600	476,831
Asahi Intecc Co., Ltd.	13,300	485,007
Asahi Kasei Corp.	15,500	158,310
Astellas Pharma, Inc.	87,700	1,354,001
Azbil Corp.	2,600	142,031

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Bandai Namco Holdings, Inc.	11,700	$1,011,518
Bank of Kyoto, Ltd. (b)	1,700	88,421
Bridgestone Corp. (b)	30,000	983,292
Calbee, Inc.	4,200	126,515
Canon, Inc. (b)	76,300	1,461,779
Capcom Co., Ltd.	3,100	201,172
Central Japan Railway Co.	4,500	635,915
Chiba Bank, Ltd.	28,500	156,792
Chubu Electric Power Co., Inc.	16,400	197,445
Chugai Pharmaceutical Co., Ltd.	73,000	3,890,929
Chugoku Electric Power Co., Inc.	70,100	820,872
Concordia Financial Group, Ltd.	42,400	149,075
Cosmos Pharmaceutical Corp.	700	113,090
Daifuku Co., Ltd.	2,300	284,256
Dai-ichi Life Holdings, Inc.	29,608	445,074
Daiichi Sankyo Co., Ltd.	5,718	195,778
Daikin Industries, Ltd.	1,000	221,996
Daito Trust Construction Co., Ltd.	4,100	382,818
Daiwa House Industry Co., Ltd.	29,200	866,568
Daiwa House REIT Investment Corp.	388	959,055
Daiwa Securities Group, Inc.	11,900	54,172
Denso Corp.	8,500	505,003
Dentsu Group, Inc. (b)	1,300	38,593
Disco Corp.	600	201,947
East Japan Railway Co.	18,500	1,233,692
Eisai Co., Ltd.	9,700	692,609
ENEOS HoldingS, Inc.	190,182	682,294
FANUC Corp.	600	147,378
Fast Retailing Co., Ltd.	300	268,691
FUJIFILM Holdings Corp.	14,600	768,994
Fujitsu, Ltd.	3,000	433,096
Fukuoka Financial Group, Inc.	5,300	94,096
GMO Payment Gateway, Inc.	1,400	187,670
Hakuhodo DY Holdings, Inc.	11,100	152,128
Hamamatsu Photonics KK	9,100	520,025
Hankyu Hanshin Holdings, Inc.	9,800	325,575
Hikari Tsushin, Inc.	800	187,360
Hino Motors, Ltd.	3,200	27,244
Hitachi, Ltd.	49,200	1,937,120
Honda Motor Co., Ltd.	45,200	1,259,751
Hoshizaki Corp. (b)	1,500	137,585
Hoya Corp.	16,900	2,335,832
Idemitsu Kosan Co., Ltd.	14,800	325,401
Inpex Corp.	28,900	155,634
Isuzu Motors, Ltd.	18,200	172,754
ITOCHU Corp.	28,614	821,462
Japan Airlines Co., Ltd. (a)	27,700	535,246
Japan Exchange Group, Inc.	26,006	664,476
Japan Post Bank Co., Ltd.	105,200	863,038
Japan Post Holdings Co., Ltd.	219,800	1,709,094
Japan Post Insurance Co., Ltd.	10,200	208,653
Japan Real Estate Investment Corp. REIT	59	340,588
Security Description	Shares	Value
Japan Retail Fund Investment Corp. REIT	52	$94,486
Japan Tobacco, Inc. (b)	83,600	1,702,041
JFE Holdings, Inc. (a)	41,200	394,262
Kajima Corp.	34,100	456,450
Kakaku.com, Inc.	11,100	304,257
Kansai Electric Power Co., Inc.	16,400	154,668
Kao Corp.	24,400	1,883,559
KDDI Corp.	100,218	2,976,109
Keihan Holdings Co., Ltd.	7,800	373,587
Keikyu Corp.	16,900	289,565
Keio Corp.	7,900	612,136
Keisei Electric Railway Co., Ltd.	4,400	148,734
Keyence Corp.	9,100	5,112,112
Kikkoman Corp.	3,100	215,284
Kintetsu Group Holdings Co., Ltd.	26,300	1,151,397
Kirin Holdings Co., Ltd.	20,400	480,930
Kobayashi Pharmaceutical Co., Ltd.	1,600	195,419
Kobe Bussan Co., Ltd.	4,000	123,202
Koei Tecmo Holdings Co., Ltd.	3,100	189,162
Koito Manufacturing Co., Ltd.	1,600	108,790
Komatsu, Ltd.	12,200	332,931
Kose Corp.	1,000	170,468
Kubota Corp.	13,600	296,514
Kyocera Corp.	2,200	134,798
Kyowa Kirin Co., Ltd.	10,800	294,360
Kyushu Electric Power Co., Inc.	29,600	254,587
Kyushu Railway Co.	31,519	679,256
Lasertec Corp.	2,800	328,423
Lawson, Inc.	14,700	684,135
Lion Corp. (b)	14,900	360,504
Lixil Corp.	10,100	218,542
M3, Inc.	15,400	1,453,264
Marubeni Corp.	85,600	568,843
Mazda Motor Corp.	27,300	182,978
McDonald's Holdings Co. Japan, Ltd.	16,200	784,542
MEIJI Holdings Co., Ltd.	12,100	850,850
MISUMI Group, Inc.	10,000	327,861
Mitsubishi Chemical Holdings Corp.	31,500	190,443
Mitsubishi Corp.	31,600	777,719
Mitsubishi Electric Corp.	28,400	428,290
Mitsubishi Estate Co., Ltd.	10,900	174,936
Mitsubishi Heavy Industries, Ltd.	6,900	210,920
Mitsubishi UFJ Financial Group, Inc.	487,200	2,152,278
Mitsui & Co., Ltd.	32,100	587,466
Mitsui Chemicals, Inc.	4,900	143,566
Mitsui Fudosan Co., Ltd.	13,300	278,058
Mizuho Financial Group, Inc.	158,840	2,011,558
MonotaRO Co., Ltd.	14,500	737,324
MS&AD Insurance Group Holdings, Inc.	30,000	912,683
Murata Manufacturing Co., Ltd.	2,400	216,650

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Nabtesco Corp. (b)	1,200	$52,535
Nagoya Railroad Co., Ltd.	31,400	827,844
NEC Corp.	19,300	1,035,614
Nexon Co., Ltd.	18,100	557,489
NH Foods, Ltd.	5,500	241,852
Nihon M&A Center, Inc.	5,300	354,206
Nintendo Co., Ltd.	4,100	2,614,199
Nippon Building Fund, Inc. REIT	38	220,098
Nippon Express Co., Ltd.	1,600	107,395
Nippon Paint Holdings Co., Ltd.	13,700	1,503,424
Nippon Prologis REIT, Inc.	420	1,309,894
Nippon Shinyaku Co., Ltd.	1,400	91,801
Nippon Steel Corp. (a)	45,500	585,249
Nippon Telegraph & Telephone Corp.	72,700	1,862,830
Nippon Yusen KK	2,200	51,183
Nissan Chemical Corp.	3,000	187,709
Nissan Motor Co., Ltd. (a)	133,716	725,274
Nissin Foods Holdings Co., Ltd.	3,600	308,238
Nitori Holdings Co., Ltd.	5,600	1,172,667
Nitto Denko Corp.	5,600	500,634
Nomura Holdings, Inc.	94,500	498,838
Nomura Real Estate Master Fund, Inc. REIT	96	137,242
Nomura Research Institute, Ltd.	13,700	490,305
Obayashi Corp.	18,500	159,475
Obic Co., Ltd.	4,800	963,766
Odakyu Electric Railway Co., Ltd.	16,500	517,797
Oji Holdings Corp.	19,100	108,593
Olympus Corp.	4,100	89,609
Ono Pharmaceutical Co., Ltd.	17,600	529,815
Oracle Corp.	2,800	364,763
Oriental Land Co., Ltd.	11,800	1,947,523
ORIX Corp.	29,900	458,875
Orix JREIT, Inc.	50	82,571
Osaka Gas Co., Ltd.	15,700	321,162
Otsuka Corp.	4,700	248,099
Otsuka Holdings Co., Ltd. (b)	5,300	226,795
Pan Pacific International Holdings Corp.	16,000	370,071
Panasonic Corp.	48,600	560,398
PeptiDream, Inc. (a)	14,400	730,844
Pigeon Corp. (b)	3,800	156,608
Recruit Holdings Co., Ltd.	46,605	1,950,508
Renesas Electronics Corp. (a)	3,700	38,668
Resona Holdings, Inc.	64,300	224,454
Ricoh Co., Ltd.	17,100	112,128
Rinnai Corp.	3,900	452,535
Ryohin Keikaku Co., Ltd.	5,400	110,097
Santen Pharmaceutical Co., Ltd.	20,500	332,583
Secom Co., Ltd.	17,900	1,650,000
Seibu Holdings, Inc.	13,000	127,299
Seiko Epson Corp.	1,800	26,692
Sekisui Chemical Co., Ltd.	16,500	312,277
Sekisui House, Ltd.	26,500	539,009
Security Description	Shares	Value
Seven & i Holdings Co., Ltd.	25,800	$914,351
SG Holdings Co., Ltd.	70,000	1,906,533
Shimadzu Corp.	9,200	357,325
Shimamura Co., Ltd.	4,500	472,468
Shimano, Inc.	3,000	699,840
Shin-Etsu Chemical Co., Ltd.	14,500	2,533,585
Shinsei Bank, Ltd. (b)	5,100	62,784
Shionogi & Co., Ltd.	17,200	938,757
Shizuoka Bank, Ltd.	17,200	125,945
SMC Corp.	500	304,857
Softbank Corp.	127,700	1,599,265
SoftBank Group Corp.	12,600	983,397
Sohgo Security Services Co., Ltd.	2,200	114,001
Sompo Holdings, Inc.	4,500	181,883
Sony Corp.	14,000	1,394,644
Square Enix Holdings Co., Ltd.	2,900	175,834
Subaru Corp.	16,400	327,619
SUMCO Corp.	1,200	26,302
Sumitomo Chemical Co., Ltd.	43,700	175,655
Sumitomo Corp.	32,712	432,643
Sumitomo Electric Industries, Ltd.	16,500	218,386
Sumitomo Mitsui Financial Group, Inc.	48,300	1,491,408
Sumitomo Mitsui Trust Holdings, Inc.	12,300	378,489
Sumitomo Realty & Development Co., Ltd.	700	21,567
Sundrug Co., Ltd.	2,400	95,772
Suntory Beverage & Food, Ltd.	27,187	961,137
Suzuki Motor Corp.	4,400	203,795
Sysmex Corp.	10,000	1,201,027
T&D Holdings, Inc.	28,600	337,122
Taiheiyo Cement Corp.	2,500	62,449
Taisei Corp.	13,100	451,068
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	222,141
Takeda Pharmaceutical Co., Ltd.	17,651	641,963
TDK Corp.	1,200	180,619
Terumo Corp.	4,700	196,294
TIS, Inc.	9,800	200,661
Tobu Railway Co., Ltd.	19,200	571,844
Toho Co., Ltd.	4,000	168,531
Toho Gas Co., Ltd.	8,400	555,688
Tohoku Electric Power Co., Inc.	15,700	129,256
Tokio Marine Holdings, Inc.	16,300	838,011
Tokyo Electric Power Co. Holdings, Inc. (a)	136,900	360,664
Tokyo Electron, Ltd.	5,700	2,120,006
Tokyo Gas Co., Ltd.	18,008	415,817
Tokyu Corp.	5,000	62,037
Tokyu Fudosan Holdings Corp.	3,900	20,776
Toray Industries, Inc.	71,900	425,432
Toshiba Corp.	3,200	89,418
Tosoh Corp.	13,700	213,372
Toyo Suisan Kaisha, Ltd.	19,100	928,684

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Toyota Industries Corp.	1,500	$118,989
Toyota Motor Corp.	43,600	3,360,213
Toyota Tsusho Corp.	4,300	173,466
Trend Micro, Inc. (a)(b)	3,700	212,872
Tsuruha Holdings, Inc.	4,000	568,744
Unicharm Corp.	16,106	763,142
United Urban Investment Corp. REIT	99	122,354
USS Co., Ltd.	16,900	341,454
Welcia Holdings Co., Ltd.	24,700	931,827
West Japan Railway Co.	17,800	930,817
Yakult Honsha Co., Ltd.	6,200	312,267
Yamada Holdings Co., Ltd.	166,100	881,619
Yamaha Corp.	3,200	188,135
Yamaha Motor Co., Ltd.	11,900	242,507
Yamato Holdings Co., Ltd.	3,500	89,191
Yamazaki Baking Co., Ltd. (b)	11,600	193,698
Yaskawa Electric Corp.	2,800	139,125
Z Holdings Corp.	30,000	181,432
ZOZO, Inc.	4,000	98,755
		137,253,790
LUXEMBOURG — 0.2%
ArcelorMittal SA (a)	27,848	643,306
SES SA	9,362	88,386
Tenaris SA	23,320	189,004
		920,696
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	34,000	264,191
Sands China, Ltd.	58,400	256,456
		520,647
NETHERLANDS — 4.1%
ABN AMRO Bank NV (a)(c)	13,099	128,539
Adyen NV (a)(c)	485	1,130,468
Aegon NV	94,194	372,837
Akzo Nobel NV	1,879	201,995
Altice Europe NV (a)	17,516	114,188
ASML Holding NV	16,298	7,927,710
EXOR NV	5,950	482,090
Heineken NV	4,939	551,253
ING Groep NV (a)	119,740	1,119,467
Koninklijke Ahold Delhaize NV	55,132	1,558,926
Koninklijke DSM NV	2,072	356,955
Koninklijke KPN NV	97,447	296,528
Koninklijke Philips NV (a)	8,200	439,249
Koninklijke Vopak NV	16,493	867,539
NN Group NV	13,226	574,970
Randstad NV (a)	3,567	232,361
Royal Dutch Shell PLC Class A	123,815	2,196,511
Royal Dutch Shell PLC Class B	90,264	1,553,927
Wolters Kluwer NV	15,547	1,313,696
		21,419,209
NEW ZEALAND — 0.5%
a2 Milk Co., Ltd. (a)	24,135	209,743
Security Description	Shares	Value
Auckland International Airport, Ltd. (a)	53,980	$294,601
Fisher & Paykel Healthcare Corp., Ltd.	40,693	965,987
Meridian Energy, Ltd.	99,483	531,478
Ryman Healthcare, Ltd.	8,313	90,917
Spark New Zealand, Ltd.	224,982	761,339
		2,854,065
NORWAY — 0.6%
DNB ASA (a)	19,426	381,171
Equinor ASA	12,457	210,891
Gjensidige Forsikring ASA	22,643	506,178
Mowi ASA	9,294	207,331
Norsk Hydro ASA	38,664	180,000
Orkla ASA	86,674	880,715
Telenor ASA	41,793	712,174
		3,078,460
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	27,018	170,446
Jeronimo Martins SGPS SA	9,238	156,210
		326,656
RUSSIA — 0.0% *
Evraz PLC	7,658	49,368
SINGAPORE — 1.5%
CapitaLand Integrated Commercial Trust REIT	239,600	391,583
DBS Group Holdings, Ltd.	73,469	1,391,945
Keppel Corp., Ltd.	26,411	107,511
Oversea-Chinese Banking Corp., Ltd. (b)	188,162	1,432,232
Singapore Airlines, Ltd. (a)	154,649	500,812
Singapore Exchange, Ltd.	144,500	1,014,611
Singapore Technologies Engineering, Ltd.	273,300	789,926
Singapore Telecommunications, Ltd.	627,800	1,097,278
United Overseas Bank, Ltd.	60,375	1,031,946
Venture Corp., Ltd.	13,400	196,896
		7,954,740
SOUTH AFRICA — 0.1%
Anglo American PLC	16,209	537,194
SPAIN — 1.8%
ACS Actividades de Construccion y Servicios SA	6,398	212,538
Aena SME SA (a)(c)	2,701	469,944
Amadeus IT Group SA	2,622	191,077
Banco Bilbao Vizcaya Argentaria SA	230,662	1,138,784
Banco Santander SA (a)	627,469	1,948,523
CaixaBank SA	117,214	301,319
Endesa SA	23,432	640,779
Ferrovial SA	2,437	67,388
Grifols SA (b)	5,023	146,764
Iberdrola SA	99,967	1,431,081

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Industria de Diseno Textil SA	41,148	$1,311,026
Naturgy Energy Group SA	3,129	72,588
Red Electrica Corp. SA	30,073	617,250
Repsol SA (b)	54,705	552,208
Telefonica SA	140,485	557,783
		9,659,052
SWEDEN — 2.4%
Alfa Laval AB (a)	12,039	331,739
Assa Abloy AB Class B	39,043	962,698
Atlas Copco AB Class A	28,200	1,445,960
Atlas Copco AB Class B	21,344	957,193
Boliden AB	10,680	378,951
Electrolux AB Class B	5,734	133,601
Epiroc AB Class A	41,283	752,263
Epiroc AB Class B	15,538	262,986
Essity AB Class B	3,284	105,767
Evolution Gaming Group AB (c)	4,861	494,117
Hennes & Mauritz AB Class B (a)	5,460	114,352
Hexagon AB Class B	10,531	961,473
ICA Gruppen AB	11,408	570,779
Investor AB Class B	5,533	403,696
Kinnevik AB Class B	3,993	202,019
L E Lundbergforetagen AB Class B (a)	5,320	285,416
Sandvik AB (a)	32,615	799,435
Skandinaviska Enskilda Banken AB Class A (a)	26,871	276,479
Skanska AB Class B	21,950	560,473
SKF AB Class B	11,518	299,291
Svenska Handelsbanken AB Class A (a)	24,302	244,424
Swedbank AB Class A (a)	15,227	267,215
Swedish Match AB	1,907	148,101
Telefonaktiebolaget LM Ericsson Class B	38,404	456,590
Telia Co. AB	172,301	712,488
Volvo AB Class B (a)	17,244	406,924
		12,534,430
SWITZERLAND — 12.7%
ABB, Ltd.	13,597	380,092
Adecco Group AG	8,779	587,551
Alcon, Inc. (a)	4,941	328,897
Baloise Holding AG	4,351	775,250
Barry Callebaut AG	309	735,490
Chocoladefabriken Lindt & Spruengli AG (d)	183	1,786,628
Chocoladefabriken Lindt & Spruengli AG (d)	4	400,023
Cie Financiere Richemont SA	3,684	333,746
Coca-Cola HBC AG	1,204	39,121
Credit Suisse Group AG	35,112	452,827
EMS-Chemie Holding AG	1,875	1,809,350
Geberit AG	2,643	1,657,051
Givaudan SA	893	3,768,188
Security Description	Shares	Value
Julius Baer Group, Ltd.	3,999	$230,725
Kuehne + Nagel International AG	7,294	1,656,921
LafargeHolcim, Ltd. (d)	2,928	161,049
LafargeHolcim, Ltd. (d)	3,436	187,714
Logitech International SA	15,137	1,471,317
Lonza Group AG	948	610,015
Nestle SA	104,049	12,272,356
Novartis AG	108,261	10,244,960
Partners Group Holding AG	1,585	1,864,811
Roche Holding AG	35,446	12,390,762
Schindler Holding AG (d)	2,477	668,604
Schindler Holding AG (d)	4,116	1,110,079
SGS SA	310	936,365
Sika AG	1,313	359,164
Sonova Holding AG (a)	4,009	1,043,125
Straumann Holding AG	179	208,879
Swatch Group AG	301	82,235
Swiss Life Holding AG	1,000	466,542
Swiss Prime Site AG	10,018	984,857
Swiss Re AG	4,473	421,720
Swisscom AG	5,504	2,970,709
Temenos AG	285	39,867
UBS Group AG	68,748	969,837
Vifor Pharma AG	298	46,860
Zurich Insurance Group AG	4,419	1,867,183
		66,320,870
UNITED KINGDOM — 12.4%
3i Group PLC	16,044	253,965
Admiral Group PLC	32,064	1,273,696
Ashtead Group PLC	17,835	838,169
Associated British Foods PLC (a)	18,686	578,289
AstraZeneca PLC	14,175	1,419,135
Aviva PLC	58,531	260,189
BAE Systems PLC	189,708	1,267,562
Barclays PLC (a)	566,630	1,136,116
Barratt Developments PLC (a)	52,583	481,585
Berkeley Group Holdings PLC	6,403	415,047
BP PLC	617,710	2,151,476
British American Tobacco PLC	30,435	1,126,612
British Land Co. PLC REIT	12,579	84,083
BT Group PLC	278,521	503,508
Bunzl PLC	25,493	851,328
Burberry Group PLC (a)	17,527	428,738
CK Hutchison Holdings, Ltd.	79,000	551,197
CNH Industrial NV (a)	16,540	208,952
Coca-Cola European Partners PLC	4,575	227,972
Compass Group PLC	76,307	1,421,715
Croda International PLC	7,577	683,172
DCC PLC	917	64,906
Diageo PLC	93,006	3,658,931
Direct Line Insurance Group PLC	273,771	1,193,797
Entain PLC (a)	2,628	40,719
Experian PLC	49,214	1,868,172

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Fiat Chrysler Automobiles NV (a)	45,193	$810,638
GlaxoSmithKline PLC	114,919	2,108,127
Halma PLC	11,217	375,507
Hargreaves Lansdown PLC	17,039	355,195
Hikma Pharmaceuticals PLC	19,588	674,215
HSBC Holdings PLC (a)	612,041	3,169,569
Imperial Brands PLC	58,401	1,225,808
Informa PLC (a)	8,345	62,625
InterContinental Hotels Group PLC (a)	621	39,812
Intertek Group PLC	8,643	667,285
J Sainsbury PLC	175,685	541,544
JD Sports Fashion PLC (a)	10,696	125,740
Johnson Matthey PLC	10,837	359,230
Kingfisher PLC (a)	52,143	192,733
Land Securities Group PLC REIT	11,020	101,500
Legal & General Group PLC	56,458	205,440
Lloyds Banking Group PLC (a)	2,114,847	1,053,440
London Stock Exchange Group PLC	12,284	1,512,588
M&G PLC	137,226	371,317
Melrose Industries PLC (a)	32,693	79,570
Mondi PLC	18,805	442,006
National Grid PLC	167,495	1,980,480
Natwest Group PLC (a)	155,173	355,608
Next PLC (a)	1,864	180,551
Ocado Group PLC (a)	8,640	270,105
Pearson PLC (b)	19,679	183,029
Persimmon PLC	14,835	561,111
Prudential PLC	99,974	1,840,802
Reckitt Benckiser Group PLC	30,868	2,760,396
RELX PLC	110,321	2,703,148
Rentokil Initial PLC (a)	83,048	578,510
Rolls-Royce Holdings PLC (a)	67,001	101,890
RSA Insurance Group PLC	17,907	165,814
Sage Group PLC	64,758	515,192
Schroders PLC	6,384	291,207
Segro PLC REIT	4,786	61,994
Severn Trent PLC	5,782	180,916
Smith & Nephew PLC	73,024	1,507,284
Smiths Group PLC	19,707	405,289
Spirax-Sarco Engineering PLC	2,259	348,783
SSE PLC	21,481	440,452
St James's Place PLC	4,858	75,272
Standard Chartered PLC (a)	87,434	556,834
Standard Life Aberdeen PLC	29,084	111,835
Taylor Wimpey PLC (a)	134,966	305,887
Tesco PLC	170,097	538,037
Unilever PLC (d)	58,577	3,516,753
Unilever PLC (d)	70,688	4,286,891
United Utilities Group PLC	26,516	324,402
Vodafone Group PLC	552,813	913,904
Whitbread PLC (a)	1,752	74,242
Wm Morrison Supermarkets PLC	316,518	767,330
Security Description	Shares	Value
WPP PLC	33,775	$369,350
		64,736,218
UNITED STATES — 0.6%
Ferguson PLC	11,388	1,382,956
James Hardie Industries PLC CDI (a)	3,365	99,242
QIAGEN NV (a)	27,387	1,422,473
		2,904,671
TOTAL COMMON STOCKS (Cost $470,473,442)		519,389,494

RIGHTS — 0.0% *
SPAIN — 0.0% *
Repsol SA (expiring 1/26/21) (a) (Cost: $18,682)	53,229	18,281
WARRANTS — 0.0% *
SWITZERLAND — 0.0% *
Cie Financiere Richemont SA (expiring 11/22/23) (a) (Cost: $0)	6,568	1,709
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e) (f)	584,401	584,518
State Street Navigator Securities Lending Portfolio II (g) (h)	3,888,360	3,888,360
TOTAL SHORT-TERM INVESTMENTS (Cost $4,472,878)		4,472,878
TOTAL INVESTMENTS — 100.4% (Cost $474,965,002)		523,882,362
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,126,180)
NET ASSETS — 100.0%		$521,756,182
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(h)	Investment of cash collateral for securities loaned.
*	Amount shown represents less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$519,389,494	$—	$—	$519,389,494
Rights	18,281	—	—	18,281
Warrants	1,709	—	—	1,709
Short-Term Investments	4,472,878	—	—	4,472,878
TOTAL INVESTMENTS	$523,882,362	$—	$—	$523,882,362
Sector Breakdown as of December 31, 2020

% of Net Assets
Health Care	16.1%
Financials	15.6
Industrials	14.1
Consumer Staples	13.7
Consumer Discretionary	10.6
Information Technology	7.7
Materials	6.8
Communication Services	6.1
Utilities	4.2
Energy	2.6
Real Estate	2.0
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	164,850	$164,883	$5,707,646	$5,288,011	$(16)	$16	584,401	$584,518	$151
State Street Navigator Securities Lending Portfolio II	1,486,278	1,486,278	18,097,152	15,695,070	—	—	3,888,360	3,888,360	5,150
Total		$1,651,161	$23,804,798	$20,983,081	$(16)	$16		$4,472,878	$5,301
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ARGENTINA — 0.0% (a)
Telecom Argentina SA ADR (b)	575	$3,772
YPF SA ADR (c)	7,073	33,243
		37,015
BRAZIL — 2.5%
Ambev SA ADR	12,767	39,067
Ambev SA	5,340	16,089
Atacadao SA	3,762	14,044
B3 SA - Brasil Bolsa Balcao	4,462	53,243
Banco Bradesco SA Preference Shares	37,242	194,592
Banco Bradesco SA	10,388	48,398
Banco do Brasil SA	11,518	86,038
Banco Santander Brasil SA	3,019	26,056
BB Seguridade Participacoes SA	47,333	270,008
BRF SA (c)	2,694	11,431
BRF SA ADR (c)	1,383	5,809
CCR SA	2,209	5,729
Centrais Eletricas Brasileiras SA	2,289	16,160
Centrais Eletricas Brasileiras SA ADR (b)	2,515	17,806
Centrais Eletricas Brasileiras SA Class B, Preference Shares	262	1,866
Cia Brasileira de Distribuicao ADR	1,268	18,158
Cia Brasileira de Distribuicao	38	549
Cia de Saneamento Basico do Estado de Sao Paulo	138	1,181
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,284	19,620
Cia Energetica de Minas Gerais ADR	5,070	14,602
Cia Energetica de Minas Gerais Preference Shares	2,675	7,498
Cia Siderurgica Nacional SA ADR	3,597	21,402
Cia Siderurgica Nacional SA	702	4,305
Cosan SA	1,181	17,219
Energisa SA	885	8,921
Engie Brasil Energia SA	4,034	34,125
Equatorial Energia SA	13,056	58,214
Gerdau SA Preference Shares	6,854	32,263
Hapvida Participacoes e Investimentos SA (d)	7,955	23,371
Hypera SA	4,560	30,068
Itau Unibanco Holding SA Preference Shares ADR	34,418	209,606
Itau Unibanco Holding SA Preference Shares	930	5,663
Itausa SA Preference Shares	49,315	111,368
Klabin SA	4,917	25,057
Localiza Rent a Car SA	1,657	21,996
Security Description	Shares	Value
Lojas Americanas SA Preference Shares	2,902	$14,688
Lojas Renner SA	41,494	347,820
Magazine Luiza SA	3,698	17,763
Natura & Co. Holding SA (c)	691	6,984
Notre Dame Intermedica Participacoes SA	760	11,462
Petrobras Distribuidora SA	6,502	27,702
Petroleo Brasileiro SA Preference Shares ADR	24,492	270,882
Petroleo Brasileiro SA ADR	16,563	186,003
Petroleo Brasileiro SA Preference Shares	293	1,599
Raia Drogasil SA	10,203	49,186
Rumo SA (c)	6,828	25,292
Sul America SA	2,666	22,763
Suzano Papel e Celulose SA ADR (c)	28	313
Suzano SA (c)	1,319	14,865
Telefonica Brasil SA	2,778	24,869
Telefonica Brasil SA ADR	7,480	66,198
TIM SA	1,501	20,894
TIM SA	404	1,139
Ultrapar Participacoes SA	148	676
Ultrapar Participacoes SA ADR (b)	9,301	42,134
Vale SA ADR	22,397	375,374
Vale SA	247	4,159
WEG SA	38,680	564,018
		3,568,305
CHILE — 0.3%
Banco de Chile	625,243	63,844
Banco de Chile ADR (b)	1,236	25,190
Banco de Credito e Inversiones SA	1,149	45,103
Banco Santander Chile ADR	847	16,085
Banco Santander Chile	28,697	1,377
Cencosud SA	22,049	39,257
Cia Cervecerias Unidas SA	645	4,763
Cia Cervecerias Unidas SA ADR	1,115	16,391
Colbun SA	77,732	13,730
Embotelladora Andina SA Class B, Preference Shares	690	1,776
Empresas CMPC SA	7,478	19,682
Empresas COPEC SA	3,202	32,493
Enel Americas SA ADR (b)	3,822	31,417
Enel Americas SA	31,600	5,160
Enel Chile SA ADR	897	3,489
Enel Chile SA	18,921	1,470
Falabella SA	5,454	20,189
Sociedad Quimica y Minera de Chile SA ADR	305	14,972
		356,388
CHINA — 32.5%
3SBio, Inc. (b)(c)(d)	7,390	6,738

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
51job, Inc. ADR (c)	251	$17,570
AAC Technologies Holdings, Inc.	8,500	47,576
Agile Group Holdings, Ltd.	44,000	58,562
Agricultural Bank of China, Ltd. Class A	350,400	169,357
Agricultural Bank of China, Ltd. Class H	1,406,000	514,975
Aier Eye Hospital Group Co., Ltd. Class A	3,830	44,150
Air China, Ltd. Class H	52,000	40,909
AK Medical Holdings, Ltd. (d)	24,000	41,662
Alibaba Group Holding, Ltd. ADR (c)	5,556	1,293,048
A-Living Smart City Services Co., Ltd. (d)	20,750	92,058
Aluminum Corp. of China, Ltd. Class H (c)	80,000	28,270
Anhui Conch Cement Co., Ltd. Class A	21,400	170,037
Anhui Conch Cement Co., Ltd. Class H	65,000	406,991
Anhui Gujing Distillery Co., Ltd. Class A	1,800	75,362
Anhui Gujing Distillery Co., Ltd. Class B	4,900	68,244
Anhui Kouzi Distillery Co., Ltd. Class A	2,600	27,574
ANTA Sports Products, Ltd.	73,000	1,157,064
Autobio Diagnostics Co., Ltd. Class A	1,500	33,520
Autohome, Inc. ADR	3,083	307,128
AVIC Jonhon Optronic Technology Co., Ltd. Class A	6,500	78,330
AviChina Industry & Technology Co., Ltd. Class H	49,000	34,188
Baidu, Inc. ADR (c)	1,404	303,601
Bank of Beijing Co., Ltd. Class A	115,700	86,196
Bank of Chengdu Co., Ltd. Class A	13,100	21,515
Bank of China, Ltd. Class A	402,100	196,821
Bank of China, Ltd. Class H	3,091,071	1,056,422
Bank of Communications Co., Ltd. Class A	241,800	166,742
Bank of Communications Co., Ltd. Class H	305,000	161,275
Bank of Hangzhou Co., Ltd. Class A	53,900	123,785
Bank of Jiangsu Co., Ltd. Class A	177,260	148,975
Bank of Nanjing Co., Ltd. Class A	21,900	27,237
Bank of Ningbo Co., Ltd. Class A	12,800	69,629
Bank of Shanghai Co., Ltd. Class A	120,770	145,742
Security Description	Shares	Value
Baoshan Iron & Steel Co., Ltd. Class A	21,700	$19,874
BeiGene, Ltd. ADR (b)(c)	736	190,175
Beijing Capital International Airport Co., Ltd. Class H	86,000	71,761
Beijing Enterprises Holdings, Ltd.	17,000	55,469
Beijing Enterprises Water Group, Ltd. (c)	76,000	30,581
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	4,050	24,188
Beijing Sinnet Technology Co., Ltd. Class A	12,600	33,301
Beijing Tiantan Biological Products Corp., Ltd. Class A	12,940	83,058
BGI Genomics Co., Ltd. Class A	1,400	27,704
BOE Technology Group Co., Ltd. Class A	55,200	50,980
Brilliance China Automotive Holdings, Ltd.	156,000	142,040
BYD Co., Ltd. Class H (b)	5,000	131,032
BYD Electronic International Co., Ltd. (b)	5,500	28,799
CGN Power Co., Ltd. Class H (d)	614,100	132,263
Changchun High & New Technology Industry Group, Inc. Class A	1,400	96,738
Chaozhou Three-Circle Group Co., Ltd. Class A	4,100	23,508
China Aoyuan Group, Ltd.	20,000	19,448
China Bohai Bank Co., Ltd. Class H (c)(d)	14,500	9,481
China Cinda Asset Management Co., Ltd. Class H	126,548	23,991
China CITIC Bank Corp., Ltd. Class H	432,000	183,300
China Common Rich Renewable Energy Investment, Ltd. (c)(e)	598,000	—
China Communications Construction Co., Ltd. Class H	113,000	48,821
China Communications Services Corp., Ltd. Class H	50,000	22,054
China Conch Venture Holdings, Ltd.	87,000	423,003
China Construction Bank Corp. Class A	37,500	36,249
China Construction Bank Corp. Class H	2,113,394	1,605,382
China Everbright Bank Co., Ltd. Class A	41,800	25,672
China Everbright Bank Co., Ltd. Class H	223,274	84,946

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
China Everbright Environment Group, Ltd.	48,888	$27,616
China Everbright, Ltd.	30,000	40,161
China Evergrande Group	23,625	45,398
China Feihe, Ltd. (d)	69,000	161,602
China Galaxy Securities Co., Ltd. Class H	54,834	34,369
China Gas Holdings, Ltd.	26,000	103,278
China Hongqiao Group, Ltd.	30,500	27,928
China Huarong Asset Management Co., Ltd. Class H (d)	209,200	23,203
China International Capital Corp., Ltd. Class H (c)(d)	12,800	34,667
China Jinmao Holdings Group, Ltd.	98,000	45,121
China Life Insurance Co., Ltd. Class H	114,000	251,411
China Longyuan Power Group Corp., Ltd. Class H	42,000	42,088
China Medical System Holdings, Ltd.	63,733	71,181
China Mengniu Dairy Co., Ltd. (c)	47,000	283,678
China Merchants Bank Co., Ltd. Class A	8,791	59,471
China Merchants Bank Co., Ltd. Class H	25,500	161,146
China Merchants Port Holdings Co., Ltd.	63,581	77,817
China Minsheng Banking Corp., Ltd. Class A	202,000	161,683
China Minsheng Banking Corp., Ltd. Class H	167,960	95,744
China Mobile, Ltd.	154,997	883,544
China Molybdenum Co., Ltd. Class H	60,000	39,155
China National Building Material Co., Ltd. Class H	82,000	98,563
China National Medicines Corp., Ltd. Class A	8,000	60,721
China National Nuclear Power Co., Ltd. Class A	46,800	35,442
China Oilfield Services, Ltd. Class H	28,000	23,689
China Overseas Land & Investment, Ltd.	58,000	126,115
China Overseas Property Holdings, Ltd.	70,000	36,472
China Pacific Insurance Group Co., Ltd. Class A	8,000	47,286
China Pacific Insurance Group Co., Ltd. Class H	25,800	100,986
China Petroleum & Chemical Corp. Class A	81,700	50,680
China Petroleum & Chemical Corp. Class H	1,116,395	499,609
Security Description	Shares	Value
China Power International Development, Ltd.	79,000	$16,913
China Railway Construction Corp., Ltd. Class A	4,600	5,594
China Railway Construction Corp., Ltd. Class H	54,500	29,802
China Railway Group, Ltd. Class A	44,800	36,341
China Railway Group, Ltd. Class H	83,000	36,609
China Resources Beer Holdings Co., Ltd.	50,092	461,264
China Resources Cement Holdings, Ltd.	50,000	55,843
China Resources Gas Group, Ltd.	40,000	212,798
China Resources Land, Ltd.	40,444	166,912
China Resources Pharmaceutical Group, Ltd. (d)	87,500	44,913
China Resources Power Holdings Co., Ltd.	94,267	101,515
China Shenhua Energy Co., Ltd. Class A	31,000	85,938
China Shenhua Energy Co., Ltd. Class H	53,000	99,796
China South Publishing & Media Group Co., Ltd. Class A	21,200	31,099
China Southern Airlines Co., Ltd. Class H (c)	42,000	25,025
China State Construction Engineering Corp., Ltd. Class A	41,100	31,442
China State Construction International Holdings, Ltd.	50,000	28,502
China Taiping Insurance Holdings Co., Ltd.	23,010	41,486
China Telecom Corp., Ltd. Class H	1,112,000	308,337
China Tourism Group Duty Free Corp., Ltd. Class A	8,700	378,243
China Tower Corp., Ltd. Class H (b)(d)	1,310,000	192,601
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	17,829
China Unicom Hong Kong, Ltd.	138,000	79,199
China United Network Communications, Ltd. Class A	12,900	8,856
China Vanke Co., Ltd. Class A	4,500	19,880
China Vanke Co., Ltd. Class H	9,392	32,401
China Yangtze Power Co., Ltd. Class A	162,100	478,067
Chongqing Brewery Co., Ltd. Class A	800	14,652
Chongqing Rural Commercial Bank Co., Ltd. Class H	43,000	17,524

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CIFI Holdings Group Co., Ltd.	72,214	$61,188
CITIC Securities Co., Ltd. Class H	23,000	51,850
CITIC, Ltd.	216,000	152,936
CNOOC, Ltd.	211,000	195,384
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	23,500	28,186
COSCO SHIPPING Ports, Ltd.	69,072	48,015
Country Garden Holdings Co., Ltd.	105,297	145,577
Country Garden Services Holdings Co., Ltd.	81,000	547,915
CRRC Corp., Ltd. Class H	100,000	34,435
CSPC Pharmaceutical Group, Ltd.	487,840	498,923
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	3,000	15,839
Dali Foods Group Co., Ltd. (d)	150,500	85,985
Daqin Railway Co., Ltd. Class A	152,400	151,540
Dongfeng Motor Group Co., Ltd. Class H	72,000	83,943
ENN Energy Holdings, Ltd.	11,300	165,845
Far East Horizon, Ltd.	39,000	40,188
Fiberhome Telecommunication Technologies Co., Ltd. Class A	8,000	29,652
Focus Media Information Technology Co., Ltd. Class A	14,700	22,333
Foshan Haitian Flavouring & Food Co., Ltd. Class A	11,980	369,801
Fosun International, Ltd.	23,000	36,129
Foxconn Industrial Internet Co., Ltd. Class A	13,100	27,605
Fuyao Glass Industry Group Co., Ltd. Class A	10,900	80,618
Fuyao Glass Industry Group Co., Ltd. Class H (d)	7,200	39,557
G-bits Network Technology Xiamen Co., Ltd. Class A	500	32,786
GCL System Integration Technology Co., Ltd. Class A (c)	11,300	7,392
GDS Holdings, Ltd. ADR (c)	92	8,615
Geely Automobile Holdings, Ltd.	34,000	116,200
GF Securities Co., Ltd. Class H	13,800	19,506
Giant Network Group Co., Ltd. Class A	12,800	34,341
Glodon Co., Ltd. Class A	6,800	82,417
GOME Retail Holdings, Ltd. (b)(c)	1,131,000	135,653
Great Wall Motor Co., Ltd. Class H	24,500	84,049
Greentown Service Group Co., Ltd.	20,000	24,685
GSX Techedu, Inc. ADR (c)	4,400	227,524
Security Description	Shares	Value
Guangdong Haid Group Co., Ltd. Class A	15,100	$152,240
Guangdong Investment, Ltd.	280,000	504,111
Guangzhou Automobile Group Co., Ltd. Class H	51,200	56,919
Guangzhou Haige Communications Group, Inc. Co. Class A	4,500	7,502
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	900	17,749
Guangzhou R&F Properties Co., Ltd. Class H	17,600	22,630
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	1,400	24,789
Haidilao International Holding, Ltd. (d)	36,000	277,178
Haitian International Holdings, Ltd.	15,000	51,845
Haitong Securities Co., Ltd. Class H	32,800	29,315
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	34,007	253,928
Hangzhou Tigermed Consulting Co., Ltd. Class A	800	19,901
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)(d)	13,500	312,522
Hansoh Pharmaceutical Group Co., Ltd. (c)(d)	106,000	514,016
Henan Shuanghui Investment & Development Co., Ltd. Class A	22,300	161,123
Hengan International Group Co., Ltd.	20,374	144,255
Hengtong Optic-electric Co., Ltd. Class A	9,500	20,457
Hesteel Co., Ltd. Class A (c)	53,811	18,554
Hithink RoyalFlush Information Network Co., Ltd. Class A	1,900	36,259
Hopson Development Holdings, Ltd.	4,000	10,194
Huadian Power International Corp., Ltd. Class A	29,700	15,543
Huadong Medicine Co., Ltd. Class A	4,660	19,051
Hualan Biological Engineering, Inc. Class A	12,440	80,883
Huaneng Power International, Inc. Class A	21,700	14,964
Huaneng Power International, Inc. Class H	116,000	42,338
Huatai Securities Co., Ltd. Class H (d)	8,443	13,284
Huaxia Bank Co., Ltd. Class A	83,300	80,137
Huayu Automotive Systems Co., Ltd. Class A	4,300	19,075
Huazhu Group, Ltd. ADR (b)	162	7,295
Iflytek Co., Ltd. Class A	4,900	30,826

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Industrial & Commercial Bank of China, Ltd. Class A	87,900	$67,515
Industrial & Commercial Bank of China, Ltd. Class H	1,977,448	1,282,790
Industrial Bank Co., Ltd. Class A	70,800	227,440
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (c)	81,700	14,714
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	21,500	146,838
Intco Medical Technology Co., Ltd. Class A	1,100	28,471
Jafron Biomedical Co., Ltd. Class A	3,990	41,653
Jason Furniture Hangzhou Co., Ltd. Class A	800	8,683
JD.com, Inc. ADR (c)	6,912	607,565
Jiangsu Expressway Co., Ltd. Class H	160,000	178,905
Jiangsu Hengrui Medicine Co., Ltd. Class A	31,552	541,323
Jiangsu King's Luck Brewery JSC, Ltd. Class A	3,800	33,563
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	4,800	174,359
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,300	9,987
Jiangxi Copper Co., Ltd. Class H	49,000	76,971
Jinyu Bio-Technology Co., Ltd. Class A	10,800	34,727
Jointown Pharmaceutical Group Co., Ltd. Class A (c)	14,800	41,370
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,100	11,285
JOYY, Inc. ADR	216	17,276
Juewei Food Co., Ltd. Class A	3,100	37,000
Kaisa Group Holdings, Ltd. (c)	38,000	18,770
Kingboard Holdings, Ltd.	24,500	103,323
Kingdee International Software Group Co., Ltd. (c)	29,000	118,186
Kingsoft Corp., Ltd.	3,000	19,345
Kunlun Energy Co., Ltd.	86,000	74,312
Kweichow Moutai Co., Ltd. Class A	4,300	1,322,435
KWG Group Holdings, Ltd.	17,500	23,878
Laobaixing Pharmacy Chain JSC Class A	4,840	46,808
Lee & Man Paper Manufacturing, Ltd.	43,000	35,215
Lenovo Group, Ltd.	384,915	363,378
Li Ning Co., Ltd.	5,500	37,807
Logan Group Co., Ltd.	16,000	26,206
Longfor Group Holdings, Ltd. (d)	21,000	122,958
Security Description	Shares	Value
Luxshare Precision Industry Co., Ltd. Class A	21,689	$187,356
Luye Pharma Group, Ltd. (b)(d)	22,500	10,475
Luzhou Laojiao Co., Ltd. Class A	3,800	132,285
Maxscend Microelectronics Co., Ltd. Class A	500	43,910
Meituan Class B (c)	12,700	482,524
Metallurgical Corp. of China, Ltd. Class A	36,300	15,254
Microport Scientific Corp.	7,000	37,872
Momo, Inc. ADR	392	5,472
NanJi E-Commerce Co., Ltd. Class A	11,600	24,426
NetEase, Inc. ADR	1,989	190,487
New China Life Insurance Co., Ltd. Class H	5,500	21,457
New Oriental Education & Technology Group, Inc. ADR (c)	1,803	335,015
Noah Holdings, Ltd. ADR (c)	530	25,339
Offshore Oil Engineering Co., Ltd. Class A	21,500	14,859
Oppein Home Group, Inc. Class A	1,680	34,781
Ovctek China, Inc. Class A	4,200	52,960
People's Insurance Co. Group of China, Ltd. Class H	168,000	53,300
Perfect World Co., Ltd. Class A	5,450	24,747
PetroChina Co., Ltd. Class A	116,700	74,547
PetroChina Co., Ltd. Class H	966,000	299,000
PICC Property & Casualty Co., Ltd. Class H	80,270	60,768
Pinduoduo, Inc. ADR (c)	2,060	366,000
Ping An Bank Co., Ltd. Class A	4,400	13,098
Ping An Insurance Group Co. of China, Ltd. Class A	6,300	84,347
Ping An Insurance Group Co. of China, Ltd. Class H	40,000	490,079
Poly Developments and Holdings Group Co., Ltd. Class A	4,300	10,471
Postal Savings Bank of China Co., Ltd. Class H (d)	601,000	339,493
Power Construction Corp. of China, Ltd. Class A	35,200	21,023
SAIC Motor Corp., Ltd. Class A	13,500	50,786
Sanan Optoelectronics Co., Ltd. Class A	3,900	16,214
Sangfor Technologies, Inc. Class A	1,700	64,898
Sanquan Food Co., Ltd. Class A	2,400	9,587
SDIC Power Holdings Co., Ltd. Class A	59,300	78,864
Seazen Group, Ltd. (c)	28,000	23,292
Semiconductor Manufacturing International Corp. (c)	13,200	37,623

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Shaanxi Coal Industry Co., Ltd. Class A	12,900	$18,546
Shandong Gold Mining Co., Ltd. Class A	32,552	118,350
Shandong Nanshan Aluminum Co., Ltd. Class A	44,700	21,742
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	52,000	117,495
Shanghai Baosight Software Co., Ltd. Class A	2,000	21,236
Shanghai Construction Group Co., Ltd. Class A	59,200	27,428
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	6,000	28,670
Shanghai Jahwa United Co., Ltd. Class A	7,800	41,698
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	170,452	133,293
Shanghai M&G Stationery, Inc. Class A	8,000	109,053
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	42,900	75,577
Shanghai Pudong Development Bank Co., Ltd. Class A	104,724	156,039
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	4,200	242,620
Shenergy Co., Ltd. Class A	21,500	17,275
Shennan Circuits Co., Ltd. Class A	1,680	27,944
Shenzhen Airport Co., Ltd. Class A	14,300	17,983
Shenzhen Energy Group Co., Ltd. Class A	18,640	17,473
Shenzhen Goodix Technology Co., Ltd. Class A	1,700	40,703
Shenzhen Inovance Technology Co., Ltd. Class A	2,900	41,648
Shenzhen International Holdings, Ltd.	22,930	37,025
Shenzhen Investment, Ltd.	76,212	26,145
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	4,100	268,846
Shenzhou International Group Holdings, Ltd.	63,700	1,248,722
Sichuan Chuantou Energy Co., Ltd. Class A	38,799	60,020
Sichuan Swellfun Co., Ltd. Class A	2,400	30,669
Silergy Corp.	4,000	343,085
SINA Corp. (c)	531	22,504
Sinopec Shanghai Petrochemical Co., Ltd. Class A	55,016	29,131
Sinopharm Group Co., Ltd. Class H	39,600	96,321
Security Description	Shares	Value
Sinotruk Hong Kong, Ltd.	16,500	$42,134
Songcheng Performance Development Co., Ltd. Class A	21,240	57,933
Sun Art Retail Group, Ltd. (b)	105,332	107,046
Sunac China Holdings, Ltd.	32,697	120,813
Suning.com Co., Ltd. Class A	37,700	44,741
Sunny Optical Technology Group Co., Ltd.	39,993	875,283
TAL Education Group ADR (c)	2,593	185,425
Tencent Holdings, Ltd.	42,978	3,126,136
Tencent Music Entertainment Group ADR (c)	2,227	42,848
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	3,200	20,515
Tingyi Cayman Islands Holding Corp.	18,000	30,736
Toly Bread Co., Ltd. Class A	3,000	27,291
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	3,900	8,032
Tongling Nonferrous Metals Group Co., Ltd. Class A	95,300	37,700
Topchoice Medical Corp. Class A (c)	4,600	195,792
Topsports International Holdings, Ltd. (d)	38,000	56,849
TravelSky Technology, Ltd. Class H	31,000	74,763
Trip.com Group, Ltd. ADR (c)	2,207	74,442
Tsingtao Brewery Co., Ltd. Class H	4,000	41,889
Uni-President China Holdings, Ltd.	28,000	28,492
Vipshop Holdings, Ltd. ADR (c)	3,203	90,036
Visionox Technology, Inc. Class A (c)	4,300	7,545
Want Want China Holdings, Ltd.	282,000	204,030
Weibo Corp. ADR (b)(c)	623	25,537
Weichai Power Co., Ltd. Class H	38,000	76,256
Wens Foodstuffs Group Co., Ltd. Class A	24,180	67,851
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	7,900	37,976
Wuliangye Yibin Co., Ltd. Class A	13,400	601,970
WuXi AppTec Co., Ltd. Class A	1,869	38,757
WuXi AppTec Co., Ltd. Class H (b)(d)	3,900	76,352
Xiaomi Corp. Class B (c)(d)	94,400	404,197
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	7,600	15,271

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Xinyi Solar Holdings, Ltd.	15,455	$40,362
Yadea Group Holdings, Ltd. (d)	58,000	119,832
Yantai Eddie Precision Machinery Co., Ltd. Class A	1,200	12,734
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	4,600	24,782
Yanzhou Coal Mining Co., Ltd. Class H	76,000	60,770
Yealink Network Technology Corp., Ltd. Class A	3,750	42,206
Yihai International Holding, Ltd. (c)	32,000	474,603
Yonghui Superstores Co., Ltd. Class A	12,700	14,036
Yuexiu Property Co., Ltd.	82,000	16,498
Yum China Holdings, Inc.	9,980	569,758
Yunnan Baiyao Group Co., Ltd. Class A	3,900	68,195
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,900	78,236
Zhaojin Mining Industry Co., Ltd. Class H	146,000	173,795
Zhejiang Dahua Technology Co., Ltd. Class A	4,100	12,552
Zhejiang Dingli Machinery Co., Ltd. Class A	700	10,903
Zhejiang Expressway Co., Ltd. Class H	48,000	40,548
Zhejiang Supor Co., Ltd. Class A	4,700	56,422
Zhejiang Weixing New Building Materials Co., Ltd. Class A	6,800	19,573
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	2,600	30,696
Zhongjin Gold Corp., Ltd. Class A	38,400	52,074
Zhongsheng Group Holdings, Ltd.	11,000	78,380
Zhuzhou CRRC Times Electric Co., Ltd. Class H	4,400	19,180
Zijin Mining Group Co., Ltd. Class A	94,300	134,846
Zijin Mining Group Co., Ltd. Class H	58,000	65,676
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	31,047	47,311
ZTE Corp. Class H (b)	23,480	59,049
ZTO Express Cayman, Inc. ADR	6,058	176,651
		46,708,983
COLOMBIA — 0.1%
Bancolombia SA ADR	647	25,997
Bancolombia SA	1,633	16,700
Bancolombia SA Preference Shares	961	9,861
Security Description	Shares	Value
Ecopetrol SA ADR (b)	722	$9,321
Ecopetrol SA	14,726	9,665
Grupo de Inversiones Suramericana SA	1,933	14,286
Interconexion Electrica SA ESP	3,131	23,525
		109,355
CZECH REPUBLIC — 0.1%
CEZ A/S	2,282	54,754
Komercni banka A/S (c)	3,333	102,023
Moneta Money Bank A/S (c)(d)	12,765	40,441
		197,218
EGYPT — 0.4%
Commercial International Bank Egypt SAE GDR	117,878	442,042
Eastern Co SAE	57,559	47,716
ElSewedy Electric Co.	41,653	25,977
		515,735
GREECE — 0.3%
FF Group (c)(e)	491	—
Hellenic Telecommunications Organization SA	7,763	125,189
JUMBO SA	5,438	94,549
OPAP SA	10,537	141,173
		360,911
HONG KONG — 0.2%
Alibaba Pictures Group, Ltd. (c)	30,000	3,714
China Huishan Dairy Holdings Co., Ltd. (c)(e)	1,072,393	—
Hutchison China MediTech, Ltd. ADR (c)	463	14,825
Kingboard Laminates Holdings, Ltd.	20,500	33,471
Nine Dragons Paper Holdings, Ltd.	38,000	53,909
Shimao Group Holdings, Ltd.	18,000	57,339
Sino Biopharmaceutical, Ltd.	83,000	80,283
SSY Group, Ltd.	98,000	55,611
		299,152
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC (c)	15,684	115,876
OTP Bank Nyrt (c)	3,484	157,028
Richter Gedeon Nyrt	9,506	238,596
		511,500
INDIA — 15.4%
Adani Ports & Special Economic Zone, Ltd.	1,965	13,009
Ambuja Cements, Ltd.	1,410	4,802
Asian Paints, Ltd.	31,369	1,186,842
Aurobindo Pharma, Ltd.	1,621	20,439
Avenue Supermarts, Ltd. (c)(d)	1,495	56,545
Axis Bank, Ltd. (c)	11,048	93,814
Bajaj Auto, Ltd.	6,356	299,591

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Bajaj Finance, Ltd.	645	$46,743
Bajaj Finserv, Ltd.	341	41,565
Balkrishna Industries, Ltd.	3,341	75,277
Berger Paints India, Ltd.	11,545	119,997
Bharat Forge, Ltd.	390	2,804
Bharat Petroleum Corp., Ltd.	12,020	62,693
Bharti Airtel, Ltd.	8,288	57,815
Britannia Industries, Ltd.	10,328	505,513
Cipla, Ltd.	4,892	54,897
Coal India, Ltd.	80,714	149,625
Colgate-Palmolive India, Ltd.	8,813	188,792
Container Corp. Of India, Ltd.	247	1,350
Dabur India, Ltd.	65,426	478,154
Divi's Laboratories, Ltd.	7,276	382,573
Dr Reddy's Laboratories, Ltd. ADR	2,351	167,603
Dr Reddy's Laboratories, Ltd.	217	15,458
Eicher Motors, Ltd.	11,472	397,365
GAIL India, Ltd. GDR	2,137	21,199
Godrej Consumer Products, Ltd.	20,424	206,888
Grasim Industries, Ltd.	2,017	25,613
Havells India, Ltd.	5,428	68,058
HCL Technologies, Ltd.	92,279	1,194,919
HDFC Asset Management Co., Ltd. (d)	2,811	112,259
HDFC Life Insurance Co., Ltd. (c)(d)	33,293	308,245
Hero MotoCorp, Ltd.	7,000	297,944
Hindalco Industries, Ltd.	21,313	70,166
Hindustan Petroleum Corp., Ltd.	25,969	77,444
Hindustan Unilever, Ltd.	63,634	2,086,138
Housing Development Finance Corp., Ltd.	10,440	365,584
ICICI Bank, Ltd. ADR (c)	10,765	159,968
ICICI Bank, Ltd. (c)	715	5,236
ICICI Lombard General Insurance Co., Ltd. (c)(d)	9,593	199,672
Indian Oil Corp., Ltd.	41,475	51,626
Indraprastha Gas, Ltd.	14,561	100,109
Indus Towers, Ltd.	23,128	72,770
Infosys, Ltd. ADR	117,503	1,991,676
Infosys, Ltd.	81,535	1,401,330
InterGlobe Aviation, Ltd. (c)(d)	469	11,061
Ipca Laboratories, Ltd.	2,661	79,713
ITC, Ltd.	202,296	578,641
JSW Steel, Ltd.	4,932	26,136
Jubilant Foodworks, Ltd.	948	36,213
Kotak Mahindra Bank, Ltd. (c)	537	14,666
Larsen & Toubro Infotech, Ltd. (d)	2,876	144,041
Larsen & Toubro, Ltd. GDR	2,171	37,819
Larsen & Toubro, Ltd.	137	2,414
Lupin, Ltd.	4,212	56,311
Mahindra & Mahindra, Ltd. GDR	4,723	45,908
Security Description	Shares	Value
Mahindra & Mahindra, Ltd.	188	$1,854
Marico, Ltd.	62,289	343,253
Maruti Suzuki India, Ltd.	1,203	125,945
Motherson Sumi Systems, Ltd.	2,792	6,313
MRF, Ltd.	134	138,920
Nestle India, Ltd.	2,464	620,160
NTPC, Ltd.	41,277	56,124
Oil & Natural Gas Corp., Ltd.	64,392	82,002
Page Industries, Ltd.	697	263,378
Petronet LNG, Ltd.	63,745	216,009
Pidilite Industries, Ltd.	10,535	254,575
Piramal Enterprises, Ltd.	430	8,408
Power Grid Corp. of India, Ltd.	34,419	89,430
REC, Ltd.	11,172	20,473
Reliance Industries, Ltd. GDR (d)	5,865	320,816
Reliance Industries, Ltd.	5,181	140,772
SBI Life Insurance Co., Ltd. (c)(d)	942	11,658
Shree Cement, Ltd.	37	12,160
Shriram Transport Finance Co., Ltd.	639	9,152
State Bank of India GDR (c)	1,146	42,918
Sun Pharmaceutical Industries, Ltd.	10,940	88,689
Tata Consultancy Services, Ltd.	71,602	2,805,332
Tata Motors, Ltd. ADR (c)	4,969	62,609
Tata Motors, Ltd. (c)	8,152	20,512
Tata Steel, Ltd.	180	1,586
Tata Steel, Ltd. GDR	7,744	67,063
Tech Mahindra, Ltd.	48,570	646,913
Titan Co., Ltd.	22,192	475,973
UltraTech Cement, Ltd.	312	22,581
United Spirits, Ltd. (c)	5,251	41,556
UPL, Ltd.	5,748	36,686
Vedanta, Ltd.	34,968	77,241
Wipro, Ltd. ADR	10,883	61,489
Wipro, Ltd.	109,824	580,552
Yes Bank, Ltd. (c)	71,517	17,471
Zee Entertainment Enterprises, Ltd.	7,275	22,253
		22,065,859
INDONESIA — 2.1%
Ace Hardware Indonesia Tbk PT	148,700	18,151
Adaro Energy Tbk PT	229,600	23,369
Astra International Tbk PT	130,900	56,133
Bank Central Asia Tbk PT	534,625	1,288,047
Bank Mandiri Persero Tbk PT	122,500	55,147
Bank Negara Indonesia Persero Tbk PT	74,300	32,655
Bank Rakyat Indonesia Persero Tbk PT	345,800	102,632
Charoen Pokphand Indonesia Tbk PT	45,500	21,131

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Gudang Garam Tbk PT (c)	30,700	$89,587
Indah Kiat Pulp & Paper Corp. Tbk PT	31,100	23,076
Indocement Tunggal Prakarsa Tbk PT	12,400	12,775
Indofood CBP Sukses Makmur Tbk PT	147,100	100,248
Indofood Sukses Makmur Tbk PT	69,200	33,738
Kalbe Farma Tbk PT	931,500	98,122
Perusahaan Gas Negara Tbk PT	131,400	15,478
Semen Indonesia Persero Tbk PT	22,200	19,632
Telkom Indonesia Persero Tbk PT	2,703,975	637,022
Unilever Indonesia Tbk PT	452,500	236,717
United Tractors Tbk PT	82,300	155,814
		3,019,474
KUWAIT — 0.6%
Kuwait Finance House KSCP	13,401	29,824
Mobile Telecommunications Co. KSCP	218,987	436,246
National Bank of Kuwait SAKP	157,819	435,792
		901,862
LUXEMBOURG — 0.0% (a)
Reinet Investments SCA	2,089	39,197
MALAYSIA — 2.7%
AMMB Holdings Bhd	36,700	33,301
Axiata Group Bhd	14,604	13,578
CIMB Group Holdings Bhd	64,135	68,559
Dialog Group Bhd	4,400	3,774
DiGi.Com Bhd	114,700	118,050
Fraser & Neave Holdings Bhd	13,100	104,474
Gamuda Bhd	12,943	12,517
Genting Bhd	26,200	29,050
Genting Malaysia Bhd	23,800	15,916
Genting Plantations Bhd	800	1,959
HAP Seng Consolidated Bhd	38,800	82,953
Hartalega Holdings Bhd	86,600	261,361
Hong Leong Bank Bhd	50,220	227,223
Hong Leong Financial Group Bhd	4,200	18,857
IHH Healthcare Bhd	140,200	191,697
IOI Corp. Bhd	26,400	28,681
Kuala Lumpur Kepong Bhd	23,776	139,967
Malayan Banking Bhd	252,530	531,113
Malaysia Airports Holdings Bhd	4,500	6,623
Maxis Bhd	95,000	119,267
MISC Bhd	13,000	22,203
Nestle Malaysia Bhd	9,700	334,948
Petronas Chemicals Group Bhd	78,900	145,737
Petronas Dagangan Bhd	12,800	68,097
Petronas Gas Bhd	4,600	19,646
Security Description	Shares	Value
PPB Group Bhd	30,960	$142,543
Public Bank Bhd	62,411	319,619
RHB Bank Bhd	16,038	21,730
Sime Darby Bhd	30,127	17,301
Sime Darby Plantation Bhd	13,127	16,284
Supermax Corp. Bhd (c)	73,231	109,414
Telekom Malaysia Bhd	13,685	18,405
Tenaga Nasional Bhd	71,300	184,698
Top Glove Corp. Bhd	283,400	431,177
Westports Holdings Bhd	81,438	87,056
		3,947,778
MEXICO — 1.4%
Alfa SAB de CV Class A	47,705	34,428
America Movil SAB de CV Series L	235,030	170,916
Arca Continental SAB de CV	14,045	67,442
Cemex SAB de CV Series CPO (c)	181,660	93,631
Coca-Cola Femsa SAB de CV	8,710	40,002
Controladora Nemak SAB de CV (c)	25,285	3,325
Fibra Uno Administracion SA de CV REIT	35,972	40,620
Fomento Economico Mexicano SAB de CV	8,072	60,904
Gruma SAB de CV Class B	7,992	95,031
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	117	1,304
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	526	8,691
Grupo Bimbo SAB de CV Class A	12,436	26,987
Grupo Carso SAB de CV Series A1 (c)	2,332	7,769
Grupo Financiero Banorte SAB de CV Series O (c)	24,957	137,689
Grupo Financiero Inbursa SAB de CV Series O (c)	24,082	24,245
Grupo Mexico SAB de CV Class B	22,465	94,841
Grupo Televisa SAB Series CPO (c)	22,490	36,954
Industrias Penoles SAB de CV (c)	1,480	25,015
Infraestructura Energetica Nova SAB de CV (c)	8,890	34,609
Kimberly-Clark de Mexico SAB de CV Class A	5,137	8,763
Megacable Holdings SAB de CV	1,797	6,555
Orbia Advance Corp. SAB de CV	5,687	13,343
Promotora y Operadora de Infraestructura SAB de CV	552	4,865

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	347,988	$977,660
		2,015,589
PAKISTAN — 0.0% (a)
Habib Bank, Ltd.	23,516	19,466
MCB Bank, Ltd.	31,448	36,462
Oil & Gas Development Co., Ltd.	4,068	2,642
		58,570
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR (c)	3,765	45,895
Credicorp, Ltd.	2,500	410,050
Southern Copper Corp.	848	55,222
		511,167
PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc.	39,350	38,716
Aboitiz Power Corp.	206,400	114,109
Ayala Corp.	1,340	23,076
Ayala Land, Inc.	14,900	12,690
Bank of the Philippine Islands	123,259	208,796
BDO Unibank, Inc.	120,472	267,919
Globe Telecom, Inc.	3,920	165,702
GT Capital Holdings, Inc.	1,307	15,921
International Container Terminal Services, Inc.	40,230	103,458
JG Summit Holdings, Inc.	21,814	32,523
Jollibee Foods Corp.	3,680	14,958
Manila Electric Co.	26,720	162,467
Megaworld Corp.	94,000	7,986
Metro Pacific Investments Corp.	186,200	16,595
Metropolitan Bank & Trust Co.	68,386	69,848
PLDT, Inc.	991	27,652
SM Investments Corp.	1,935	42,267
SM Prime Holdings, Inc.	32,600	26,135
Universal Robina Corp.	27,980	88,852
		1,439,670
POLAND — 0.7%
Bank Polska Kasa Opieki SA (c)	3,749	61,477
CD Projekt SA (c)	3,291	242,629
Cyfrowy Polsat SA	8,752	71,125
Dino Polska SA (c)(d)	2,313	179,652
KGHM Polska Miedz SA (c)	1,335	65,568
LPP SA (c)	11	24,459
Orange Polska SA (c)	10,194	18,030
PGE Polska Grupa Energetyczna SA (c)	31,480	54,917
Polski Koncern Naftowy ORLEN SA	5,370	83,187
Polskie Gornictwo Naftowe i Gazownictwo SA	16,686	24,818
Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA (c)	11,251	$86,723
Powszechny Zaklad Ubezpieczen SA (c)	4,359	37,857
Santander Bank Polska SA (c)	307	15,301
		965,743
QATAR — 1.0%
Barwa Real Estate Co.	117,183	109,459
Commercial Bank PQSC	51,322	62,020
Industries Qatar QSC	9,153	27,326
Masraf Al Rayan QSC	260,938	324,650
Mesaieed Petrochemical Holding Co.	16,119	9,062
Ooredoo QSC	15,178	31,348
Qatar Electricity & Water Co. QSC	46,448	227,711
Qatar Fuel QSC	11,069	56,789
Qatar Islamic Bank SAQ	51,370	241,401
Qatar National Bank QPSC	79,455	389,092
		1,478,858
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	2,346	14,933
RUSSIA — 2.9%
Alrosa PJSC (c)	132,613	177,106
Gazprom PJSC ADR	144,040	805,760
Inter Rao Use PJSC (c)	799,745	57,555
LUKOIL PJSC ADR	5,860	399,652
Magnit PJSC GDR	5,021	88,370
MMC Norilsk Nickel PJSC ADR	3,181	99,247
Mobile TeleSystems PJSC ADR	4,737	42,396
Moscow Exchange MICEX (c)	8,478	18,253
Novatek PJSC GDR	601	98,203
Novolipetskiy Metallurgicheskiy Kombinat PAO GDR	1,669	46,298
Novolipetskiy Steel PJSC (c)	12,418	35,096
PhosAgro PJSC GDR	2,380	32,463
Polymetal International PLC	15,744	362,525
Polyus PJSC (c)	161	33,212
Rosneft Oil Co. PJSC GDR	20,902	117,887
Rosneft Oil Co. PJSC	9,415	55,645
Sberbank of Russia PJSC ADR (f)	28,285	410,698
Sberbank of Russia PJSC ADR (f)	6,842	99,209
Severstal PAO GDR	11,497	202,002
Surgutneftegas PJSC ADR	43,514	239,658
Surgutneftegas PJSC ADR	18,371	84,837
Tatneft PJSC ADR (f)	12,988	529,910
Tatneft PJSC ADR (b)(f)	1,551	62,816
VTB Bank PJSC GDR	15,352	14,654
VTB Bank PJSC	28,907,054	14,743
X5 Retail Group NV GDR	1,656	59,815
		4,188,010

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SAUDI ARABIA — 4.5%
Abdullah Al Othaim Markets Co.	7,080	$231,748
Advanced Petrochemical Co.	9,907	176,930
Al Rajhi Bank	85,150	1,670,498
Alinma Bank (c)	62,006	267,421
Almarai Co. JSC	1,506	22,038
Arab National Bank	5,944	31,846
Bank AlBilad	11,804	89,200
Bank Al-Jazira	14,081	51,270
Banque Saudi Fransi	5,457	45,965
Bupa Arabia for Cooperative Insurance Co. (c)	7,853	255,794
Co. for Cooperative Insurance (c)	4,865	103,353
Dar Al Arkan Real Estate Development Co. (c)	2,702	6,237
Dr Sulaiman Al Habib Medical Services Group Co.	1,070	31,088
Emaar Economic City (c)	8,822	21,658
Etihad Etisalat Co. (c)	34,053	260,054
Jarir Marketing Co.	13,309	615,146
Mobile Telecommunications Co. (c)	22,413	81,250
National Commercial Bank	10,589	122,357
National Industrialization Co. (c)	2,023	7,377
Rabigh Refining & Petrochemical Co. (c)	1,454	5,356
Riyad Bank	10,984	59,142
Sahara International Petrochemical Co.	1,575	7,271
Samba Financial Group	10,417	84,828
Saudi Airlines Catering Co.	8,905	183,009
Saudi Arabian Fertilizer Co.	17,261	370,838
Saudi Arabian Mining Co. (c)	763	8,237
Saudi Arabian Oil Co. (d)	7,947	74,140
Saudi Basic Industries Corp.	15,764	426,077
Saudi British Bank	8,171	53,840
Saudi Electricity Co.	26,889	152,664
Saudi Kayan Petrochemical Co. (c)	2,962	11,290
Saudi Telecom Co.	26,416	746,374
Savola Group	4,398	49,823
Yanbu National Petrochemical Co.	5,130	87,378
		6,411,497
SINGAPORE — 0.0% (a)
BOC Aviation, Ltd. (d)	3,300	28,515
SOUTH AFRICA — 1.7%
Absa Group, Ltd.	11,637	94,958
Anglo American Platinum, Ltd.	83	8,155
Aspen Pharmacare Holdings, Ltd. (c)	2,757	23,531
Bid Corp., Ltd.	1,977	35,402
Bidvest Group, Ltd.	3,178	33,972
Security Description	Shares	Value
Capitec Bank Holdings, Ltd. (c)	2,882	$281,092
Clicks Group, Ltd.	16,137	277,582
Discovery, Ltd.	2,025	21,167
Exxaro Resources, Ltd.	2,243	21,210
FirstRand, Ltd.	32,801	113,976
Gold Fields, Ltd.	3,681	34,475
Growthpoint Properties, Ltd. REIT	16,708	14,298
Harmony Gold Mining Co., Ltd. (c)	2,752	13,415
Impala Platinum Holdings, Ltd.	2,144	29,470
Kumba Iron Ore, Ltd.	3,776	160,104
Mr. Price Group, Ltd.	15,088	175,288
MTN Group, Ltd. (b)	16,277	66,698
MultiChoice Group, Ltd.	763	6,961
Naspers, Ltd. Class N	896	184,178
Nedbank Group, Ltd.	6,107	53,833
Old Mutual, Ltd.	67,420	54,574
Rand Merchant Investment Holdings, Ltd.	3,847	8,394
Remgro, Ltd.	4,604	30,153
Sanlam, Ltd.	14,243	56,967
Sasol, Ltd. (c)	10,499	95,728
Shoprite Holdings, Ltd.	6,610	63,001
Sibanye Stillwater, Ltd.	2,942	12,017
SPAR Group, Ltd.	12,777	164,871
Standard Bank Group, Ltd.	15,604	134,998
Tiger Brands, Ltd.	3,575	50,668
Vodacom Group, Ltd.	11,064	93,694
Woolworths Holdings, Ltd.	9,540	25,680
		2,440,510
SOUTH KOREA — 10.2%
Amorepacific Corp. (c)	163	30,910
AMOREPACIFIC Group (c)	174	8,794
BGF retail Co., Ltd. (c)	688	85,818
Celltrion Healthcare Co., Ltd. (c)	182	27,309
Celltrion, Inc. (c)	279	92,204
Cheil Worldwide, Inc. (c)	1,343	25,468
CJ CheilJedang Corp. (c)	204	71,549
CJ Corp. (c)	546	46,292
CJ ENM Co., Ltd. (c)	56	7,191
CJ Logistics Corp. (c)	574	87,450
Coway Co., Ltd. (c)	3,558	238,117
Daelim Industrial Co., Ltd.	555	42,405
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (c)	609	15,361
DB Insurance Co., Ltd. (c)	1,769	71,245
Doosan Bobcat, Inc. (c)	320	8,734
Doosan Heavy Industries & Construction Co., Ltd. (c)	858	10,663
E-MART, Inc. (c)	659	91,907
Fila Holdings Corp. (c)	226	9,092
GS Engineering & Construction Corp. (c)	848	29,508
GS Holdings Corp. (c)	1,130	39,061

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
GS Retail Co., Ltd. (c)	986	$31,269
Hana Financial Group, Inc.	9,131	289,993
Hankook Tire & Technology Co., Ltd. (c)	996	36,125
Hanmi Pharm Co., Ltd. (c)	7	2,362
Hanon Systems	7,518	112,462
Hanwha Corp. (c)	2,740	71,382
Hanwha Solutions Corp. (c)	940	41,449
Hotel Shilla Co., Ltd. (c)	126	9,546
Hyundai Engineering & Construction Co., Ltd. (c)	1,123	38,715
Hyundai Glovis Co., Ltd. (c)	228	38,619
Hyundai Heavy Industries Holdings Co., Ltd. (c)	214	55,849
Hyundai Marine & Fire Insurance Co., Ltd. (c)	4,336	90,807
Hyundai Mobis Co., Ltd. (c)	960	225,794
Hyundai Motor Co. (c)	1,841	325,391
Hyundai Motor Co. Preference Shares (c)	1,126	92,874
Hyundai Motor Co. Preference Shares (c)	472	38,453
Hyundai Motor Co. GDR	552	22,577
Hyundai Steel Co. (c)	2,777	101,233
Industrial Bank of Korea	6,425	52,285
Kakao Corp.	112	40,158
Kangwon Land, Inc. (c)	3,521	76,170
KB Financial Group, Inc.	1,847	73,792
KB Financial Group, Inc. ADR (c)	7,950	314,820
Kia Motors Corp. (c)	4,672	268,372
KMW Co., Ltd. (c)	755	56,088
Korea Aerospace Industries, Ltd. (c)	338	8,028
Korea Electric Power Corp. ADR (c)	13,849	169,927
Korea Electric Power Corp.	3,793	95,672
Korea Gas Corp. (c)	1,544	43,919
Korea Investment Holdings Co., Ltd. (c)	376	27,344
Korea Shipbuilding & Offshore Engineering Co., Ltd. (c)	396	39,553
Korea Zinc Co., Ltd. (c)	43	15,893
Korean Air Lines Co., Ltd. (c)	1,036	25,940
KT&G Corp. (c)	4,997	382,261
Kumho Petrochemical Co., Ltd. (c)	260	34,705
LG Chem, Ltd. (c)	208	157,776
LG Chem, Ltd. Preference Shares (c)	7	2,458
LG Corp. (c)	1,271	102,377
LG Display Co., Ltd. ADR (b)(c)	7,379	62,279
LG Display Co., Ltd.	3,355	57,291
LG Electronics, Inc.	2,064	256,504
LG Household & Health Care, Ltd. (c)	474	706,877
Security Description	Shares	Value
LG Household & Health Care, Ltd. Preference Shares (c)	131	$86,586
LG Innotek Co., Ltd. (c)	209	35,112
LG Uplus Corp. (c)	4,346	47,009
Lotte Chemical Corp. (c)	313	79,525
Lotte Corp. (c)	1,327	43,122
Lotte Shopping Co., Ltd. (c)	471	44,442
Meritz Securities Co., Ltd. (c)	3,226	10,884
Mirae Asset Daewoo Co., Ltd. (c)	6,683	58,076
NAVER Corp. (c)	1,156	311,268
NCSoft Corp. (c)	385	329,959
Netmarble Corp. (c)(d)	582	70,453
NH Investment & Securities Co., Ltd. (c)	1,308	13,606
Orion Corp/Republic of Korea (c)	75	8,561
Ottogi Corp. (c)	4	2,125
Pan Ocean Co., Ltd. (c)	2,314	10,693
Pearl Abyss Corp. (c)	547	131,073
POSCO ADR	6,352	395,793
POSCO	197	49,327
S-1 Corp. (c)	2,322	181,690
Samsung Biologics Co., Ltd. (c)(d)	110	83,642
Samsung C&T Corp. (c)	833	105,822
Samsung Card Co., Ltd. (c)	215	6,432
Samsung Electro-Mechanics Co., Ltd. (c)	408	66,854
Samsung Electronics Co., Ltd. Preference Shares	821	55,625
Samsung Electronics Co., Ltd.	48,173	3,592,022
Samsung Engineering Co., Ltd. (c)	865	10,551
Samsung Fire & Marine Insurance Co., Ltd. (c)	565	97,521
Samsung Heavy Industries Co., Ltd. (c)	3,298	21,373
Samsung Life Insurance Co., Ltd. (c)	1,033	75,219
Samsung SDI Co., Ltd.	191	110,419
Samsung SDS Co., Ltd. (c)	1,076	176,807
Samsung Securities Co., Ltd. (c)	709	26,401
Seegene, Inc.	1,016	180,510
Shinhan Financial Group Co., Ltd.	1,992	58,772
Shinhan Financial Group Co., Ltd. ADR (b)(c)	9,067	269,834
Shinsegae, Inc. (c)	93	20,504
SK Holdings Co., Ltd.	1,033	228,700
SK Hynix, Inc.	7,780	848,688
SK Innovation Co., Ltd. (c)	922	161,263
SK Telecom Co., Ltd. ADR	16,366	400,640
SK Telecom Co., Ltd.	248	54,335
S-Oil Corp. (c)	477	30,386
Woori Financial Group, Inc.	15,382	137,777

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Yuhan Corp. (c)	2,751	$190,187
		14,654,055
TAIWAN — 13.6%
Accton Technology Corp.	41,000	461,100
Acer, Inc.	48,258	40,619
Advantech Co., Ltd.	46,838	583,433
ASE Technology Holding Co., Ltd.	48,124	139,244
Asia Cement Corp.	29,200	44,894
Asustek Computer, Inc.	43,000	383,355
AU Optronics Corp. (c)	401,000	199,801
Catcher Technology Co., Ltd.	12,000	87,978
Cathay Financial Holding Co., Ltd.	126,770	190,620
Chailease Holding Co., Ltd.	15,259	91,235
Chang Hwa Commercial Bank, Ltd.	51,895	33,152
Cheng Shin Rubber Industry Co., Ltd.	38,000	59,574
Chicony Electronics Co., Ltd.	93,822	287,830
China Development Financial Holding Corp.	342,000	113,197
China Life Insurance Co., Ltd.	46,997	37,132
China Steel Corp.	113,440	99,923
Chunghwa Telecom Co., Ltd.	189,540	735,279
Compal Electronics, Inc.	337,000	248,270
CTBC Financial Holding Co., Ltd.	201,900	141,556
Delta Electronics, Inc.	15,623	146,233
E.Sun Financial Holding Co., Ltd.	304,601	276,979
Eclat Textile Co., Ltd.	13,379	201,175
Evergreen Marine Corp. Taiwan, Ltd. (c)	47,565	68,898
Far Eastern New Century Corp.	39,560	40,760
Far EasTone Telecommunications Co., Ltd.	221,449	482,336
Feng TAY Enterprise Co., Ltd.	30,176	214,254
First Financial Holding Co., Ltd.	854,675	649,417
Formosa Chemicals & Fibre Corp.	49,000	147,708
Formosa Petrochemical Corp.	49,000	174,041
Formosa Plastics Corp.	49,000	168,112
Foxconn Technology Co., Ltd.	26,892	51,108
Fubon Financial Holding Co., Ltd.	96,000	159,727
Giant Manufacturing Co., Ltd.	1,000	9,787
Globalwafers Co., Ltd.	17,000	428,358
Hiwin Technologies Corp.	1,183	16,188
Hon Hai Precision Industry Co., Ltd.	217,730	712,903
Hotai Motor Co., Ltd.	1,000	22,884
Hua Nan Financial Holdings Co., Ltd.	613,349	398,378
Innolux Corp. (c)	265,751	133,358
Security Description	Shares	Value
Inventec Corp.	49,000	$41,853
Largan Precision Co., Ltd.	6,000	682,255
Lite-On Technology Corp.	84,952	150,566
MediaTek, Inc.	3,877	103,072
Mega Financial Holding Co., Ltd.	177,657	188,418
Micro-Star International Co., Ltd.	39,000	183,910
Nan Ya Plastics Corp.	46,000	117,709
Nanya Technology Corp.	18,000	55,605
Nien Made Enterprise Co., Ltd.	12,000	139,227
Novatek Microelectronics Corp.	39,000	512,172
Pegatron Corp.	46,000	110,179
Phison Electronics Corp.	4,000	47,334
Pou Chen Corp.	49,000	54,758
Powertech Technology, Inc.	27,000	91,192
President Chain Store Corp.	49,000	464,748
Quanta Computer, Inc.	42,000	120,927
Realtek Semiconductor Corp.	31,000	430,831
Ruentex Development Co., Ltd.	18,397	26,779
Shanghai Commercial & Savings Bank, Ltd.	49,387	72,240
Shin Kong Financial Holding Co., Ltd.	216,958	68,026
SinoPac Financial Holdings Co., Ltd.	135,152	55,075
Standard Foods Corp.	38,168	83,269
Synnex Technology International Corp.	140,900	235,686
Taishin Financial Holding Co., Ltd.	127,605	60,174
Taiwan Business Bank	407,446	141,094
Taiwan Cement Corp.	49,474	76,065
Taiwan Cooperative Financial Holding Co., Ltd.	945,617	684,864
Taiwan High Speed Rail Corp.	94,000	106,050
Taiwan Mobile Co., Ltd.	190,542	670,674
Taiwan Semiconductor Manufacturing Co., Ltd.	215,495	4,064,786
Uni-President Enterprises Corp.	49,164	118,107
United Microelectronics Corp.	130,000	218,147
Vanguard International Semiconductor Corp.	49,000	202,292
Walsin Technology Corp.	5,000	41,017
Win Semiconductors Corp.	16,000	197,025
Winbond Electronics Corp.	48,000	49,626
Wistron Corp.	99,535	109,815
WPG Holdings, Ltd.	117,280	179,063
Yageo Corp.	3,198	58,957
Yuanta Financial Holding Co., Ltd.	83,404	60,999
Zhen Ding Technology Holding, Ltd.	8,000	32,458
		19,587,840

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	1,358	$31,667
THAILAND — 3.0%
Advanced Info Service PCL	139,116	817,237
Airports of Thailand PCL	40,200	83,526
Airports of Thailand PCL NVDR	156,070	324,278
Bangkok Bank PCL	4,100	16,285
Bangkok Bank PCL NVDR	3,500	13,843
Bangkok Commercial Asset Management PCL	19,080	13,947
Bangkok Dusit Medical Services PCL Class F	409,992	284,641
Bangkok Expressway & Metro PCL	754,933	209,144
Berli Jucker PCL NVDR	6,800	7,887
BTS Group Holdings PCL	766,973	238,079
Bumrungrad Hospital PCL	50,695	203,051
Central Pattana PCL	19,768	31,506
Central Retail Corp. PCL NVDR (c)	17,363	17,821
Central Retail Corp. PCL (c)	634	651
Charoen Pokphand Foods PCL	47,686	42,577
CP ALL PCL (c)	180,361	350,669
Electricity Generating PCL	10,828	69,572
Energy Absolute PCL	900	1,479
Energy Absolute PCL NVDR	2,700	4,438
Home Product Center PCL	577,374	264,020
Indorama Ventures PCL	1,400	1,729
Indorama Ventures PCL NVDR	15,000	18,525
Intouch Holdings PCL Class F	222,800	418,308
Kasikornbank PCL	10,700	40,714
Kasikornbank PCL NVDR	26,200	98,818
Krung Thai Bank PCL	295,809	109,595
Land & Houses PCL	37,800	10,030
Minor International PCL (c)	4,600	3,954
Minor International PCL NVDR (c)	8,396	7,216
Osotspa PCL	19,500	23,106
PTT Exploration & Production PCL	13,028	42,724
PTT Global Chemical PCL	44,203	86,311
PTT PCL	114,260	162,084
Ratch Group PCL	4,900	8,668
Siam Cement PCL	4,624	58,340
Siam Cement PCL NVDR	5,300	66,869
Siam Commercial Bank PCL	16,300	47,605
Thai Oil PCL	17,588	30,527
Thai Union Group PCL NVDR	88,800	40,310
Thai Union Group PCL Class F	21,900	9,941
Total Access Communication PCL	4,800	5,327
True Corp. PCL	80,200	9,209
		4,294,561
TURKEY — 0.7%
Akbank T.A.S. (c)	42,323	39,462
Security Description	Shares	Value
Aselsan Elektronik Sanayi Ve Ticaret A/S	29,104	$71,463
BIM Birlesik Magazalar A/S	51,917	527,377
Eregli Demir ve Celik Fabrikalari TAS	12,384	24,876
Ford Otomotiv Sanayi A/S	3,588	60,826
Haci Omer Sabanci Holding A/S	17,617	27,163
KOC Holding A/S	12,620	35,861
Turk Hava Yollari AO (c)	7,320	12,715
Turkcell Iletisim Hizmetleri A/S	24,374	52,798
Turkiye Garanti Bankasi A/S (c)	40,619	56,672
Turkiye Is Bankasi A/S Class C (c)	39,959	37,634
Turkiye Petrol Rafinerileri AS (c)	2,304	33,479
Yapi ve Kredi Bankasi A/S (c)	42,137	17,461
		997,787
UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	28,630	48,325
Aldar Properties PJSC	54,398	46,650
Dubai Islamic Bank PJSC	58,434	73,338
Emaar Malls PJSC (c)	23,054	11,486
Emaar Properties PJSC (c)	55,446	53,285
Emirates NBD Bank PJSC	20,963	58,783
Emirates Telecommunications Group Co. PJSC	178,870	822,973
First Abu Dhabi Bank PJSC	128,387	450,892
		1,565,732
UNITED STATES — 0.0% (a)
JBS SA	9,919	45,182
TOTAL COMMON STOCKS (Cost $116,251,392)		143,368,618

RIGHTS — 0.0% (a)
CHINA — 0.0% (a)
Legend Holdings Corp. (expiring 1/28/21) Class H (c) (e) (Cost: $0)	1,461	—
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
BTS Group Holdings PCL (expiring 2/16/21) (c)	143,400	48
Minor International PCL (expiring 12/31/21) (c)	4,110	52
TOTAL WARRANTS (Cost $0)		100

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g) (h)	1,174,727	$1,174,962
State Street Navigator Securities Lending Portfolio II (i) (j)	603,868	603,868
TOTAL SHORT-TERM INVESTMENTS (Cost $1,778,830)		1,778,830
TOTAL INVESTMENTS — 101.0% (Cost $118,030,222)		145,147,548
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(1,490,303)
NET ASSETS — 100.0%		$143,657,245
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$139,731,061	$3,637,557	$0(a)	$143,368,618
Rights	—	—	0(a)	0
Warrants	100	—	—	100
Short-Term Investments	1,778,830	—	—	1,778,830
TOTAL INVESTMENTS	$141,509,991	$3,637,557	$0	$145,147,548
(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2020.
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	20.5%
Financials	19.9
Consumer Staples	12.7
Consumer Discretionary	11.0
Communication Services	10.4
Materials	6.2
Health Care	5.3
Industrials	4.8
Energy	4.8
Utilities	2.9
Real Estate	1.3
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	569,594	$569,708	$5,550,008	$4,944,754	$(57)	$57	1,174,727	$1,174,962	$78
State Street Navigator Securities Lending Portfolio II	1,006,930	1,006,930	4,971,683	5,374,745	—	—	603,868	603,868	1,395
Total		$1,576,638	$10,521,691	$10,319,499	$(57)	$57		$1,778,830	$1,473
See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 2.1%
AGL Energy, Ltd.	968	$8,926
APA Group Stapled Security	582	4,334
Aristocrat Leisure, Ltd.	379	9,066
ASX, Ltd.	179	9,945
AusNet Services	3,242	4,390
Australia & New Zealand Banking Group, Ltd.	2,161	37,853
BHP Group PLC	965	25,393
BHP Group, Ltd.	842	27,568
BlueScope Steel, Ltd.	852	11,492
Brambles, Ltd.	609	4,981
CIMIC Group, Ltd. (a)(b)	236	4,438
Cochlear, Ltd.	57	8,313
Coles Group, Ltd.	900	12,598
Commonwealth Bank of Australia	776	49,168
CSL, Ltd.	527	115,158
Dexus REIT	216	1,567
Fortescue Metals Group, Ltd.	1,962	35,472
Glencore PLC (a)	14,840	47,265
Goodman Group REIT	156	2,276
GPT Group REIT	324	1,125
Insurance Australia Group, Ltd.	226	820
Macquarie Group, Ltd.	75	8,014
Magellan Financial Group, Ltd.	241	9,979
Medibank Pvt, Ltd.	4,107	9,539
Mirvac Group REIT	3,584	7,301
National Australia Bank, Ltd.	2,417	42,151
Newcrest Mining, Ltd.	1,652	32,863
Origin Energy, Ltd.	873	3,207
QBE Insurance Group, Ltd.	686	4,515
REA Group, Ltd.	94	10,798
Rio Tinto PLC	1,621	121,206
Rio Tinto, Ltd.	389	34,169
Santos, Ltd.	1,127	5,453
Scentre Group REIT	748	1,605
Sonic Healthcare, Ltd.	595	14,761
South32, Ltd.	5,744	10,948
Stockland REIT	581	1,874
Sydney Airport Stapled Security (a)	1,171	5,792
Telstra Corp., Ltd.	2,958	6,802
Transurban Group Stapled Security	1,224	12,902
Washington H Soul Pattinson & Co., Ltd.	215	4,992
Wesfarmers, Ltd.	2,030	78,949
Westpac Banking Corp.	2,396	35,813
Woodside Petroleum, Ltd.	754	13,231
Woolworths Group, Ltd.	2,336	70,859
		969,871
AUSTRIA — 0.1%
Erste Group Bank AG	196	5,981
OMV AG	317	12,800
Security Description	Shares	Value
Raiffeisen Bank International AG (a)	400	$8,163
Voestalpine AG	25	896
		27,840
BELGIUM — 0.3%
Ageas SA/NV	71	3,786
Anheuser-Busch InBev SA	310	21,624
Elia Group SA	41	4,891
Etablissements Franz Colruyt NV	465	27,577
Groupe Bruxelles Lambert SA	60	6,058
KBC Group NV (a)	199	13,947
Proximus SADP	764	15,153
Solvay SA	50	5,927
UCB SA	383	39,589
Umicore SA	104	4,999
		143,551
BERMUDA — 0.1%
RenaissanceRe Holdings, Ltd.	299	49,580
BRAZIL — 0.1% (c)
Wheaton Precious Metals Corp.	516	21,531
Yara International ASA	25	1,040
		22,571
CANADA — 3.5%
Agnico Eagle Mines, Ltd.	1,603	112,726
Alimentation Couche-Tard, Inc. Class B	1,004	34,186
AltaGas, Ltd. (b)	310	4,555
Atco, Ltd. Class I (b)	160	4,583
Bank of Montreal (b)	459	34,868
Bank of Nova Scotia	827	44,661
Barrick Gold Corp.	6,998	159,295
BCE, Inc. (b)	1,133	48,406
Brookfield Asset Management, Inc. Class A (b)	455	18,793
Cameco Corp. (b)	340	4,550
Canadian Imperial Bank of Commerce	319	27,223
Canadian National Railway Co.	558	61,292
Canadian Natural Resources, Ltd.	694	16,664
Canadian Pacific Railway, Ltd. (b)	101	35,004
Canadian Utilities, Ltd. Class A (b)	180	4,393
Cenovus Energy, Inc. (b)	1,457	8,863
CGI, Inc. (a)(b)	793	62,861
CI Financial Corp. (b)	253	3,134
Constellation Software, Inc.	35	45,410
Dollarama, Inc. (b)	410	16,696
Emera, Inc.	160	6,794
Empire Co., Ltd. Class A	334	9,121
Enbridge, Inc.	1,203	38,441
Fairfax Financial Holdings, Ltd. (b)	35	11,919

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Fortis, Inc.	254	$10,367
Franco-Nevada Corp.	1,201	150,455
George Weston, Ltd.	130	9,702
Great-West Lifeco, Inc. (b)	358	8,529
Hydro One, Ltd. (d)	200	4,498
iA Financial Corp., Inc.	125	5,414
Intact Financial Corp.	914	108,130
Keyera Corp. (b)	250	4,439
Kinross Gold Corp.	498	3,651
Kirkland Lake Gold, Ltd.	554	22,873
Loblaw Cos., Ltd.	369	18,192
Magna International, Inc.	340	24,048
Manulife Financial Corp.	863	15,343
Metro, Inc.	316	14,089
National Bank of Canada (b)	125	7,029
Nutrien, Ltd. (b)	251	12,065
Open Text Corp. (b)	278	12,621
Parkland Corp.	150	4,755
Pembina Pipeline Corp. (b)	386	9,120
Power Corp. of Canada	450	10,325
Quebecor, Inc. Class B (b)	180	4,629
Restaurant Brands International, Inc. (b)	14	855
RioCan Real Estate Investment Trust	398	5,233
Rogers Communications, Inc. Class B	1,014	47,166
Royal Bank of Canada	694	56,974
Saputo, Inc.	19	531
Shaw Communications, Inc. Class B (b)	1,030	18,061
Sun Life Financial, Inc.	100	4,443
Suncor Energy, Inc.	772	12,937
TC Energy Corp. (b)	445	18,076
Teck Resources, Ltd. Class B	463	8,395
TELUS Corp.	2,715	53,725
Thomson Reuters Corp.	478	39,088
Topicus.com, Inc. (a)	65	246
Toronto-Dominion Bank (b)	1,813	102,348
		1,642,790
CHINA — 0.1%
BOC Hong Kong Holdings, Ltd.	3,000	9,092
Prosus NV	121	13,082
Wilmar International, Ltd.	1,500	5,277
		27,451
DENMARK — 1.5%
AP Moller - Maersk A/S Class A	8	16,635
Carlsberg AS Class B	130	20,839
Chr. Hansen Holding A/S (a)	106	10,914
Coloplast A/S Class B	866	132,331
Danske Bank A/S (a)	1,042	17,240
DSV Panalpina A/S	68	11,401
Genmab A/S (a)	74	29,960
GN Store Nord A/S	32	2,563
Novo Nordisk A/S Class B	4,645	325,765
Security Description	Shares	Value
Novozymes A/S Class B	200	$11,490
Orsted A/S (d)	55	11,242
Pandora A/S	144	16,120
Tryg A/S (b)	661	20,872
Vestas Wind Systems A/S	224	53,004
		680,376
FINLAND — 0.5%
Elisa Oyj	652	35,795
Fortum Oyj	380	9,160
Kone Oyj Class B	490	39,845
Neste Oyj	660	47,774
Nokia Oyj (a)(e)	799	3,080
Nokia Oyj (a)(e)	7,582	29,139
Nordea Bank Abp (a)	1,682	13,767
Orion Oyj Class B (b)	141	6,475
Sampo Oyj Class A	307	12,986
Stora Enso Oyj Class R	323	6,183
UPM-Kymmene Oyj	122	4,548
Wartsila OYJ Abp	229	2,284
		211,036
FRANCE — 2.3%
Air Liquide SA	115	18,890
Airbus SE (a)	127	13,951
Arkema SA	15	1,716
Atos SE (a)	45	4,117
AXA SA	1,689	40,323
BNP Paribas SA (a)	1,609	84,860
Bollore SA	1,138	4,709
Bouygues SA	169	6,958
Capgemini SE	44	6,826
Carrefour SA	533	9,150
Cie de Saint-Gobain (a)	345	15,830
Cie Generale des Etablissements Michelin SCA	109	13,997
CNP Assurances (a)	403	6,499
Credit Agricole SA (a)	1,874	23,663
Danone SA	96	6,315
Dassault Aviation SA (a)	4	4,390
Dassault Systemes SE	14	2,846
Eiffage SA (a)	59	5,706
Electricite de France SA (a)	628	9,908
Engie SA (a)	1,265	19,378
EssilorLuxottica SA	55	8,584
Eurazeo SE (a)	115	7,809
Faurecia SE (a)	75	3,846
Gecina SA REIT	35	5,409
Getlink SE (a)	588	10,202
Hermes International	101	108,700
Iliad SA	9	1,851
Ipsen SA	44	3,656
Kering SA	24	17,455
Legrand SA	19	1,697
L'Oreal SA	266	101,154
LVMH Moet Hennessy Louis Vuitton SE	66	41,257

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Natixis SA (a)	3,190	$10,886
Orange SA	6,582	78,392
Pernod Ricard SA	76	14,581
Peugeot SA (a)	1,554	42,534
Publicis Groupe SA	120	5,985
Renault SA (a)	747	32,684
Safran SA (a)	64	9,080
Sanofi	383	36,880
Sartorius Stedim Biotech	40	14,252
Schneider Electric SE	160	23,159
SCOR SE (a)	184	5,948
Societe Generale SA (a)	2,203	45,882
Sodexo SA	7	593
Suez SA	109	2,163
Thales SA	88	8,065
TOTAL SE	1,918	82,841
Unibail-Rodamco-Westfield REIT	229	18,095
Valeo SA	192	7,583
Veolia Environnement SA	379	9,279
Vinci SA	180	17,919
Vivendi SA	203	6,552
Worldline SA (a)(d)	16	1,549
		1,086,554
GERMANY — 2.4%
Adidas AG (a)	55	20,047
Allianz SE	239	58,690
Aroundtown SA	902	6,754
BASF SE	467	36,981
Bayer AG	300	17,676
Bayerische Motoren Werke AG	405	35,793
Bayerische Motoren Werke AG Preference Shares	69	4,660
Bechtle AG	21	4,584
Beiersdorf AG	135	15,599
Brenntag AG	110	8,525
Commerzbank AG (a)	2,782	17,925
Continental AG	102	15,132
Covestro AG (d)	114	7,041
Daimler AG	1,087	76,861
Deutsche Bank AG (a)	1,768	19,359
Deutsche Boerse AG	177	30,157
Deutsche Lufthansa AG (a)	679	8,985
Deutsche Post AG	530	26,263
Deutsche Telekom AG	11,855	216,925
E.ON SE	943	10,458
Fresenius Medical Care AG & Co. KGaA	60	5,007
Fresenius SE & Co. KGaA	34	1,574
Fuchs Petrolub SE Preference Shares	56	3,182
Hannover Rueck SE	65	10,363
HeidelbergCement AG	75	5,618
HelloFresh SE (a)	160	12,373
Henkel AG & Co. KGaA Preference Shares	156	17,618
Henkel AG & Co. KGaA	59	5,692
Security Description	Shares	Value
Infineon Technologies AG	485	$18,627
Knorr-Bremse AG	91	12,435
LANXESS AG	14	1,075
Merck KGaA	43	7,384
MTU Aero Engines AG	47	12,272
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	124	36,838
Nemetschek SE	62	4,582
Porsche Automobil Holding SE Preference Shares	114	7,867
RWE AG	301	12,732
SAP SE	1,100	144,308
Siemens AG	303	43,569
Siemens Energy AG (a)	134	4,919
Siemens Healthineers AG (d)	288	14,793
Telefonica Deutschland Holding AG	8,496	23,441
Uniper SE	206	7,118
United Internet AG	115	4,845
Volkswagen AG	24	4,995
Volkswagen AG Preference Shares	245	45,691
Vonovia SE	142	10,383
		1,117,716
HONG KONG — 1.5%
AIA Group, Ltd.	3,000	36,756
Bank of East Asia, Ltd.	763	1,629
CK Asset Holdings, Ltd.	1,270	6,519
CK Infrastructure Holdings, Ltd.	1,500	8,057
CLP Holdings, Ltd.	4,500	41,612
Hang Lung Properties, Ltd.	2,000	5,275
Hang Seng Bank, Ltd.	3,900	67,248
Henderson Land Development Co., Ltd.	310	1,209
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	15,831	15,578
HKT Trust & HKT, Ltd. Stapled Security	30,540	39,623
Hong Kong & China Gas Co., Ltd.	10,836	16,183
Hong Kong Exchanges & Clearing, Ltd.	871	47,741
Hongkong Land Holdings, Ltd.	300	1,239
Jardine Matheson Holdings, Ltd.	1,600	89,600
Jardine Strategic Holdings, Ltd.	1,300	32,344
Link REIT	7,987	72,723
MTR Corp., Ltd.	10,665	59,625
New World Development Co., Ltd.	2,330	10,848
PCCW, Ltd.	37,271	22,448
Power Assets Holdings, Ltd.	5,500	29,792
Sino Land Co., Ltd.	6,000	7,815
Sun Hung Kai Properties, Ltd.	2,000	25,794
Swire Pacific, Ltd. Class A	1,000	5,546

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Swire Properties, Ltd.	1,400	$4,071
Techtronic Industries Co., Ltd.	1,500	21,396
WH Group, Ltd. (d)	4,500	3,772
Wharf Real Estate Investment Co., Ltd. (b)	3,000	15,612
Xinyi Glass Holdings, Ltd.	2,000	5,584
		695,639
IRELAND — 0.2%
CRH PLC	170	7,076
Flutter Entertainment PLC (a)	20	4,084
Kerry Group PLC Class A	555	80,470
Kingspan Group PLC (a)	215	15,100
Smurfit Kappa Group PLC	154	7,168
		113,898
ISRAEL — 0.3%
Azrieli Group, Ltd.	191	12,141
Bank Hapoalim BM (a)	984	6,739
Bank Leumi Le-Israel BM	2,272	13,374
Check Point Software Technologies, Ltd. (a)	309	41,069
Elbit Systems, Ltd.	46	6,062
ICL Group, Ltd.	1,016	5,177
Isracard, Ltd.	0	—
Israel Discount Bank, Ltd. Class A	1,737	6,686
Mizrahi Tefahot Bank, Ltd.	730	16,881
Nice, Ltd. (a)	95	26,629
Teva Pharmaceutical Industries, Ltd. (a)	889	8,459
		143,217
ITALY — 0.8%
Assicurazioni Generali SpA	1,538	26,835
DiaSorin SpA	175	36,422
Enel SpA	3,562	36,069
Eni SpA	2,112	22,089
Ferrari NV	160	36,932
FinecoBank Banca Fineco SpA (a)	715	11,723
Infrastrutture Wireless Italiane SpA (d)	2,099	25,503
Intesa Sanpaolo SpA (a)	20,569	48,135
Mediobanca Banca di Credito Finanziario SpA (a)	987	9,106
Moncler SpA (a)	225	13,803
Poste Italiane SpA (d)	328	3,339
Prysmian SpA	35	1,245
Recordati Industria Chimica e Farmaceutica SpA	466	25,846
Telecom Italia SpA (e)	20,821	9,614
Telecom Italia SpA (e)	8,410	4,361
UniCredit SpA (a)	4,200	39,302
		350,324
JAPAN — 10.0%
ABC-Mart, Inc.	300	16,679
Security Description	Shares	Value
Advantest Corp.	200	$14,974
Aeon Co., Ltd. (b)	800	26,229
AGC, Inc.	300	10,461
Air Water, Inc.	300	5,329
Aisin Seiki Co., Ltd.	100	2,998
Ajinomoto Co., Inc.	800	18,112
Alfresa Holdings Corp.	400	7,319
ANA Holdings, Inc. (a)	700	15,438
Asahi Group Holdings, Ltd. (b)	200	8,221
Asahi Intecc Co., Ltd.	200	7,293
Asahi Kasei Corp.	1,000	10,214
Astellas Pharma, Inc.	2,600	40,141
Bandai Namco Holdings, Inc.	300	25,936
Bank of Kyoto, Ltd.	100	5,201
Bridgestone Corp. (b)	500	16,388
Brother Industries, Ltd.	200	4,118
Calbee, Inc.	200	6,025
Canon, Inc. (b)	4,800	91,960
Capcom Co., Ltd.	100	6,489
Central Japan Railway Co.	200	28,263
Chiba Bank, Ltd.	1,400	7,702
Chubu Electric Power Co., Inc.	500	6,020
Chugai Pharmaceutical Co., Ltd.	2,700	143,911
Chugoku Electric Power Co., Inc.	900	10,539
Coca-Cola Bottlers Japan Holdings, Inc. (b)	300	4,675
Concordia Financial Group, Ltd.	2,600	9,141
Dai Nippon Printing Co., Ltd.	200	3,593
Daifuku Co., Ltd.	100	12,359
Dai-ichi Life Holdings, Inc.	1,100	16,535
Daiichi Sankyo Co., Ltd.	300	10,272
Daikin Industries, Ltd.	100	22,200
Daito Trust Construction Co., Ltd.	100	9,337
Daiwa House Industry Co., Ltd.	400	11,871
Daiwa House REIT Investment Corp.	8	19,774
Denso Corp.	400	23,765
Dentsu Group, Inc.	100	2,969
East Japan Railway Co.	600	40,012
Eisai Co., Ltd.	300	21,421
ENEOS HoldingS, Inc.	6,000	21,526
Fuji Electric Co., Ltd.	100	3,598
FUJIFILM Holdings Corp.	1,000	52,671
Fujitsu, Ltd.	100	14,437
Fukuoka Financial Group, Inc.	500	8,877
Hamamatsu Photonics KK	900	51,431
Hankyu Hanshin Holdings, Inc.	300	9,967
Hino Motors, Ltd.	300	2,554
Hisamitsu Pharmaceutical Co., Inc.	100	5,937
Hitachi Metals, Ltd.	100	1,517
Hitachi, Ltd.	700	27,561
Honda Motor Co., Ltd.	1,700	47,380
Hoya Corp.	400	55,286
Idemitsu Kosan Co., Ltd.	800	17,589

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Iida Group Holdings Co., Ltd.	200	$4,037
Inpex Corp.	2,300	12,386
ITOCHU Corp.	1,100	31,579
Japan Airlines Co., Ltd. (a)	600	11,594
Japan Exchange Group, Inc.	900	22,996
Japan Post Bank Co., Ltd.	2,900	23,791
Japan Post Holdings Co., Ltd.	9,500	73,869
Japan Post Insurance Co., Ltd.	500	10,228
Japan Real Estate Investment Corp. REIT	1	5,773
Japan Retail Fund Investment Corp. REIT	1	1,817
Japan Tobacco, Inc. (b)	1,900	38,683
JFE Holdings, Inc. (a)	1,200	11,483
Kajima Corp.	200	2,677
Kakaku.com, Inc.	200	5,482
Kansai Electric Power Co., Inc.	1,700	16,033
Kao Corp.	500	38,598
KDDI Corp.	4,400	130,664
Keihan Holdings Co., Ltd.	600	28,737
Keikyu Corp.	200	3,427
Keio Corp.	500	38,743
Keyence Corp.	100	56,177
Kintetsu Group Holdings Co., Ltd.	1,000	43,779
Kirin Holdings Co., Ltd.	200	4,715
Koei Tecmo Holdings Co., Ltd.	100	6,102
Koito Manufacturing Co., Ltd.	100	6,799
Komatsu, Ltd.	200	5,458
Kubota Corp.	500	10,901
Kuraray Co., Ltd. (b)	400	4,250
Kyocera Corp.	100	6,127
Kyushu Electric Power Co., Inc.	400	3,440
Kyushu Railway Co.	757	16,314
Lasertec Corp.	100	11,729
Lawson, Inc.	400	18,616
Lion Corp.	300	7,258
Lixil Corp.	400	8,655
M3, Inc.	400	37,747
Marubeni Corp.	2,700	17,942
Mazda Motor Corp.	900	6,032
McDonald's Holdings Co. Japan, Ltd.	300	14,529
Medipal Holdings Corp.	400	7,508
MEIJI Holdings Co., Ltd.	400	28,127
Mitsubishi Chemical Holdings Corp.	800	4,837
Mitsubishi Corp.	1,900	46,762
Mitsubishi Electric Corp.	1,000	15,081
Mitsubishi Estate Co., Ltd.	100	1,605
Mitsubishi Gas Chemical Co., Inc.	100	2,295
Mitsubishi Heavy Industries, Ltd.	500	15,284
Mitsubishi UFJ Financial Group, Inc.	22,400	98,955
Mitsubishi UFJ Lease & Finance Co., Ltd.	900	4,315
Security Description	Shares	Value
Mitsui & Co., Ltd.	1,500	$27,452
Mitsui Chemicals, Inc.	300	8,790
Mitsui Fudosan Co., Ltd.	600	12,544
Mizuho Financial Group, Inc.	6,640	84,089
MonotaRO Co., Ltd.	500	25,425
MS&AD Insurance Group Holdings, Inc.	600	18,254
Murata Manufacturing Co., Ltd.	100	9,027
Nagoya Railroad Co., Ltd.	1,400	36,910
NEC Corp.	1,700	91,220
NH Foods, Ltd.	100	4,397
Nidec Corp.	100	12,572
Nihon M&A Center, Inc.	100	6,683
Nintendo Co., Ltd.	100	63,761
Nippon Building Fund, Inc. REIT	2	11,584
Nippon Express Co., Ltd.	100	6,712
Nippon Paint Holdings Co., Ltd.	300	32,922
Nippon Prologis REIT, Inc.	13	40,544
Nippon Steel Corp. (a)	1,600	20,580
Nippon Telegraph & Telephone Corp.	5,800	148,616
Nippon Yusen KK	400	9,306
Nissan Chemical Corp.	100	6,257
Nissan Motor Co., Ltd. (a)	6,600	35,798
Nitori Holdings Co., Ltd.	300	62,821
Nitto Denko Corp.	100	8,940
Nomura Holdings, Inc.	2,100	11,085
Nomura Real Estate Holdings, Inc.	200	4,422
Nomura Real Estate Master Fund, Inc. REIT	4	5,718
Nomura Research Institute, Ltd.	300	10,737
NSK, Ltd.	500	4,339
NTT Data Corp.	2,000	27,333
Obayashi Corp.	900	7,758
Obic Co., Ltd.	200	40,157
Odakyu Electric Railway Co., Ltd.	900	28,243
Oji Holdings Corp.	1,900	10,802
Olympus Corp.	100	2,186
Omron Corp.	100	8,911
Ono Pharmaceutical Co., Ltd.	100	3,010
Oracle Corp. (e)	300	39,082
Oriental Land Co., Ltd.	500	82,522
ORIX Corp.	1,100	16,882
Osaka Gas Co., Ltd.	500	10,228
Otsuka Corp.	100	5,279
Otsuka Holdings Co., Ltd.	200	8,558
Pan Pacific International Holdings Corp.	1,200	27,755
Panasonic Corp.	2,400	27,674
PeptiDream, Inc. (a)	200	10,151
Pigeon Corp.	100	4,121
Rakuten, Inc. (a)(b)	900	8,665
Recruit Holdings Co., Ltd.	1,198	50,139
Resona Holdings, Inc.	3,200	11,170
Ricoh Co., Ltd.	200	1,311

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Rinnai Corp.	100	$11,603
Ryohin Keikaku Co., Ltd.	200	4,078
Santen Pharmaceutical Co., Ltd.	700	11,356
SBI Holdings, Inc.	100	2,370
Secom Co., Ltd.	900	82,961
Seibu Holdings, Inc.	200	1,958
Seiko Epson Corp.	100	1,483
Sekisui Chemical Co., Ltd.	100	1,893
Sekisui House, Ltd.	200	4,068
Seven & i Holdings Co., Ltd.	800	28,352
SG Holdings Co., Ltd.	600	16,342
Shimadzu Corp.	200	7,768
Shimamura Co., Ltd.	100	10,499
Shimano, Inc.	100	23,328
Shimizu Corp.	300	2,179
Shin-Etsu Chemical Co., Ltd.	100	17,473
Shinsei Bank, Ltd.	300	3,693
Shionogi & Co., Ltd.	300	16,374
Shizuoka Bank, Ltd.	300	2,197
Softbank Corp.	8,700	108,955
SoftBank Group Corp.	500	39,024
Sompo Holdings, Inc.	400	16,167
Sony Corp.	600	59,770
Square Enix Holdings Co., Ltd.	100	6,063
Subaru Corp.	300	5,993
Sumitomo Chemical Co., Ltd.	2,600	10,451
Sumitomo Corp.	800	10,581
Sumitomo Dainippon Pharma Co., Ltd.	300	4,425
Sumitomo Electric Industries, Ltd.	500	6,618
Sumitomo Metal Mining Co., Ltd.	100	4,435
Sumitomo Mitsui Financial Group, Inc.	1,800	55,580
Sumitomo Mitsui Trust Holdings, Inc.	400	12,309
Sumitomo Realty & Development Co., Ltd.	100	3,081
Sundrug Co., Ltd.	100	3,991
Suntory Beverage & Food, Ltd.	700	24,747
Suzuken Co., Ltd.	100	3,613
Suzuki Motor Corp.	300	13,895
Sysmex Corp.	400	48,041
T&D Holdings, Inc.	1,000	11,788
Taiheiyo Cement Corp.	100	2,498
Taisei Corp.	200	6,887
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,732
Takeda Pharmaceutical Co., Ltd.	1,068	38,843
TDK Corp.	100	15,052
Teijin, Ltd.	300	5,637
Terumo Corp.	100	4,176
TIS, Inc.	200	4,095
Tobu Railway Co., Ltd.	900	26,805
Toho Co., Ltd.	500	21,066
Toho Gas Co., Ltd.	200	13,231
Tohoku Electric Power Co., Inc.	1,500	12,349
Security Description	Shares	Value
Tokio Marine Holdings, Inc.	700	$35,988
Tokyo Electric Power Co. Holdings, Inc. (a)	4,500	11,855
Tokyo Electron, Ltd.	200	74,386
Tokyo Gas Co., Ltd.	300	6,927
Tokyu Corp.	100	1,241
Tokyu Fudosan Holdings Corp.	1,100	5,860
Toppan Printing Co., Ltd.	400	5,637
Toray Industries, Inc.	1,400	8,284
Toshiba Corp.	200	5,589
Toyo Suisan Kaisha, Ltd.	500	24,311
Toyota Industries Corp.	100	7,933
Toyota Motor Corp.	1,600	123,311
Toyota Tsusho Corp.	300	12,102
Trend Micro, Inc. (a)(b)	200	11,507
USS Co., Ltd.	400	8,082
Welcia Holdings Co., Ltd.	300	11,318
West Japan Railway Co.	600	31,376
Yakult Honsha Co., Ltd.	100	5,037
Yamada Holdings Co., Ltd.	5,300	28,131
Yamaha Motor Co., Ltd.	200	4,076
Yamato Holdings Co., Ltd.	200	5,097
Yamazaki Baking Co., Ltd.	800	13,359
Z Holdings Corp.	1,100	6,653
ZOZO, Inc.	100	2,469
		4,648,995
LUXEMBOURG — 0.1%
ArcelorMittal SA (a)	1,418	32,757
SES SA	109	1,029
Tenaris SA	857	6,946
		40,732
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	2,000	15,541
Sands China, Ltd.	1,600	7,026
		22,567
NETHERLANDS — 1.6%
ABN AMRO Bank NV (a)(d)	1,229	12,060
Adyen NV (a)(d)	13	30,301
Aegon NV	3,560	14,091
Akzo Nobel NV	20	2,150
Altice Europe NV (a)	897	5,848
ASML Holding NV	455	221,322
EXOR NV	214	17,339
Heineken Holding NV	6	566
Heineken NV	64	7,143
ING Groep NV (a)	5,322	49,756
Koninklijke Ahold Delhaize NV	2,630	74,367
Koninklijke DSM NV	50	8,614
Koninklijke KPN NV	6,830	20,784
Koninklijke Philips NV (a)	240	12,856
Koninklijke Vopak NV	225	11,835
NN Group NV	176	7,651
NXP Semiconductors NV	85	13,516

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Randstad NV (a)	142	$9,250
Royal Dutch Shell PLC Class A	6,679	118,487
Royal Dutch Shell PLC Class B	2,850	49,064
Wolters Kluwer NV	358	30,250
		717,250
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (a)	744	6,466
Auckland International Airport, Ltd. (a)	1,128	6,156
Fisher & Paykel Healthcare Corp., Ltd.	645	15,311
Ryman Healthcare, Ltd.	27	295
Spark New Zealand, Ltd.	6,249	21,147
		49,375
NORWAY — 0.2%
DNB ASA (a)	788	15,462
Equinor ASA	47	796
Gjensidige Forsikring ASA	454	10,149
Norsk Hydro ASA	426	1,983
Orkla ASA	1,168	11,868
Telenor ASA	3,576	60,937
		101,195
PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA	629	3,968
Jeronimo Martins SGPS SA	450	7,609
		11,577
RUSSIA — 0.0% (c)
Evraz PLC	1,457	9,393
SINGAPORE — 0.5%
CapitaLand Integrated Commercial Trust REIT	10,068	16,454
CapitaLand, Ltd.	3,000	7,445
DBS Group Holdings, Ltd.	1,306	24,744
Keppel Corp., Ltd.	2,500	10,177
Oversea-Chinese Banking Corp., Ltd.	1,682	12,803
Singapore Airlines, Ltd. (a)	5,450	17,649
Singapore Exchange, Ltd.	5,600	39,321
Singapore Technologies Engineering, Ltd.	5,100	14,741
Singapore Telecommunications, Ltd.	48,542	84,842
United Overseas Bank, Ltd.	200	3,418
UOL Group, Ltd.	1,200	7,000
Venture Corp., Ltd.	400	5,878
		244,472
SOUTH AFRICA — 0.0%
Anglo American PLC	655	21,708
SPAIN — 0.5%
ACS Actividades de Construccion y Servicios SA	271	9,002
Aena SME SA (a)(d)	4	696
Amadeus IT Group SA	201	14,648
Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA	10,536	$52,016
Banco Santander SA (a)	8,992	27,924
CaixaBank SA	5,546	14,257
Endesa SA	330	9,024
Ferrovial SA	161	4,452
Grifols SA (b)	160	4,675
Iberdrola SA	1,802	25,797
Industria de Diseno Textil SA	1,175	37,437
Red Electrica Corp. SA	297	6,096
Repsol SA (b)	2,097	21,168
Telefonica SA (e)	4,405	17,489
		244,681
SWEDEN — 0.7%
Assa Abloy AB Class B	18	444
Atlas Copco AB Class A	938	48,096
Atlas Copco AB Class B	547	24,531
Boliden AB	330	11,709
Electrolux AB Class B	5	116
Epiroc AB Class A	938	17,092
Epiroc AB Class B	220	3,724
Essity AB Class B	77	2,480
Evolution Gaming Group AB (d)	131	13,316
Hennes & Mauritz AB Class B (a)	488	10,220
Industrivarden AB Class C (a)	294	9,505
Investor AB Class B	383	27,944
Lundin Energy AB	171	4,629
Sandvik AB (a)	1,230	30,149
Skandinaviska Enskilda Banken AB Class A (a)	305	3,138
Skanska AB Class B	376	9,601
SKF AB Class B	319	8,289
Svenska Handelsbanken AB Class A (a)	1,331	13,387
Swedbank AB Class A (a)	977	17,145
Tele2 AB Class B	359	4,747
Telefonaktiebolaget LM Ericsson Class B	3,819	45,405
Telia Co. AB	3,398	14,051
Volvo AB Class B (a)	674	15,905
		335,623
SWITZERLAND — 5.3%
ABB, Ltd.	244	6,821
Adecco Group AG	192	12,850
Alcon, Inc. (a)	180	11,982
Baloise Holding AG	14	2,495
Chocoladefabriken Lindt & Spruengli AG	6	58,578
Cie Financiere Richemont SA	109	9,875
Coca-Cola HBC AG	283	9,195
Credit Suisse Group AG	1,475	19,023
EMS-Chemie Holding AG	47	45,354
Geberit AG	56	35,110
Givaudan SA	22	92,833

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Julius Baer Group, Ltd.	65	$3,750
Kuehne + Nagel International AG	278	63,151
LafargeHolcim, Ltd.	299	16,446
Logitech International SA	192	18,662
Lonza Group AG	15	9,652
Nestle SA	5,346	630,549
Novartis AG	3,561	336,985
Partners Group Holding AG	55	64,710
Roche Holding AG	1,689	590,419
Schindler Holding AG (e)	50	13,496
Schindler Holding AG (e)	115	31,015
SGS SA	9	27,185
Sika AG	31	8,480
Sonova Holding AG (a)	164	42,672
STMicroelectronics NV	130	4,816
Straumann Holding AG	1	1,167
Swatch Group AG	10	2,732
Swiss Life Holding AG	39	18,195
Swiss Prime Site AG	429	42,174
Swiss Re AG	267	25,173
Swisscom AG	178	96,073
Temenos AG	16	2,238
UBS Group AG	2,631	37,116
Vifor Pharma AG	34	5,347
Zurich Insurance Group AG	141	59,578
		2,455,897
UNITED KINGDOM — 3.8%
3i Group PLC	997	15,782
Admiral Group PLC	893	35,473
Amcor PLC	1,178	13,944
Ashtead Group PLC	389	18,281
AstraZeneca PLC	348	34,840
Auto Trader Group PLC (d)	736	5,996
Aviva PLC	2,606	11,585
BAE Systems PLC	4,981	33,281
Barclays PLC (a)	23,315	46,748
Barratt Developments PLC (a)	1,093	10,010
Berkeley Group Holdings PLC	104	6,741
BP PLC	29,299	102,048
British American Tobacco PLC ADR (b)	761	28,530
British American Tobacco PLC	602	22,284
British Land Co. PLC REIT	523	3,496
BT Group PLC	9,345	16,894
Bunzl PLC	394	13,158
Burberry Group PLC (a)	383	9,369
CK Hutchison Holdings, Ltd.	3,500	24,420
CNH Industrial NV (a)	842	10,637
Coca-Cola European Partners PLC	115	5,731
Compass Group PLC	2,171	40,449
Croda International PLC	230	20,738
DCC PLC	8	566
Diageo PLC	2,491	97,998
Direct Line Insurance Group PLC	1,256	5,477
Security Description	Shares	Value
Experian PLC	675	$25,623
Fiat Chrysler Automobiles NV (a)	1,989	35,677
GlaxoSmithKline PLC	9,059	166,183
Halma PLC	294	9,842
Hargreaves Lansdown PLC	458	9,548
Hikma Pharmaceuticals PLC	204	7,022
HSBC Holdings PLC (a)	23,314	120,736
Imperial Brands PLC	1,114	23,382
Intertek Group PLC	201	15,518
J Sainsbury PLC	4,223	13,017
JD Sports Fashion PLC (a)	408	4,796
Johnson Matthey PLC	169	5,602
Kingfisher PLC (a)	2,033	7,514
Legal & General Group PLC	4,466	16,251
Liberty Global PLC Class C (a)	334	7,899
Linde PLC (a)	60	15,811
Lloyds Banking Group PLC (a)	65,312	32,533
London Stock Exchange Group PLC	280	34,478
M&G PLC	3,450	9,335
Melrose Industries PLC (a)	3,738	9,098
Mondi PLC	312	7,334
National Grid PLC	1,086	12,841
Natwest Group PLC (a)	5,443	12,474
Next PLC (a)	66	6,393
Pearson PLC (b)	848	7,887
Persimmon PLC	305	11,536
Prudential PLC	987	18,173
Reckitt Benckiser Group PLC	780	69,752
RELX PLC	2,017	49,422
Rolls-Royce Holdings PLC (a)	6,461	9,825
Sage Group PLC	705	5,609
Severn Trent PLC	139	4,349
Smith & Nephew PLC	518	10,692
Spirax-Sarco Engineering PLC	94	14,513
SSE PLC	492	10,088
St James's Place PLC	749	11,605
Standard Chartered PLC (a)	3,202	20,392
Taylor Wimpey PLC (a)	3,337	7,563
Tesco PLC	6,786	21,465
Unilever PLC (e)	591	35,482
Unilever PLC (e)	2,471	149,854
United Utilities Group PLC	598	7,316
Vodafone Group PLC	32,318	53,428
Whitbread PLC (a)	156	6,611
Wm Morrison Supermarkets PLC	302	732
WPP PLC	459	5,019
		1,774,696
UNITED STATES — 60.9%
3M Co.	717	125,324
A.O. Smith Corp.	251	13,760
Abbott Laboratories	261	28,577
AbbVie, Inc.	2,838	304,092
Accenture PLC Class A	1,132	295,690
Activision Blizzard, Inc.	979	90,900
Adobe, Inc. (a)	769	384,592

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Advance Auto Parts, Inc.	34	$5,355
AES Corp.	250	5,875
Aflac, Inc.	674	29,973
Agilent Technologies, Inc.	205	24,290
AGNC Investment Corp. REIT	449	7,004
Air Products & Chemicals, Inc.	220	60,108
Akamai Technologies, Inc. (a)	384	40,316
Albemarle Corp.	20	2,950
Alexion Pharmaceuticals, Inc. (a)	34	5,312
Alleghany Corp.	29	17,507
Allegion PLC	126	14,664
Alliant Energy Corp.	125	6,441
Allstate Corp.	1,048	115,207
Ally Financial, Inc.	425	15,155
Alphabet, Inc. Class A (a)	204	357,539
Alphabet, Inc. Class C (a)	310	543,083
Altria Group, Inc.	787	32,267
Amazon.com, Inc. (a)	25	81,423
Ameren Corp.	483	37,703
American Electric Power Co., Inc.	784	65,284
American Express Co.	201	24,303
American Financial Group, Inc.	123	10,777
American International Group, Inc.	570	21,580
American Tower Corp. REIT	215	48,259
American Water Works Co., Inc.	184	28,238
Ameriprise Financial, Inc.	185	35,951
AmerisourceBergen Corp.	234	22,876
Amgen, Inc.	754	173,360
Amphenol Corp. Class A	824	107,754
Analog Devices, Inc.	166	24,523
Annaly Capital Management, Inc. REIT	452	3,819
Anthem, Inc.	185	59,402
Aon PLC Class A	570	120,424
Apple, Inc.	8,114	1,076,647
Applied Materials, Inc.	757	65,329
Aptiv PLC	128	16,677
Aramark	90	3,463
Arch Capital Group, Ltd. (a)	402	14,500
Archer-Daniels-Midland Co.	318	16,030
Arista Networks, Inc. (a)	71	20,630
Arrow Electronics, Inc. (a)	119	11,579
Arthur J Gallagher & Co.	251	31,051
AT&T, Inc.	6,734	193,670
Athene Holding, Ltd. Class A (a)	210	9,059
Autodesk, Inc. (a)	170	51,908
Automatic Data Processing, Inc.	968	170,562
AutoZone, Inc. (a)	45	53,345
AvalonBay Communities, Inc. REIT	59	9,465
Avery Dennison Corp.	125	19,389
Baker Hughes Co.	689	14,366
Ball Corp.	50	4,659
Bank of America Corp.	6,398	193,923
Security Description	Shares	Value
Bank of New York Mellon Corp.	268	$11,374
Bausch Health Cos., Inc. (a)(b)	251	5,203
Baxter International, Inc.	619	49,669
Becton Dickinson and Co.	139	34,781
Berkshire Hathaway, Inc. Class B (a)	860	199,408
Best Buy Co., Inc.	395	39,417
Biogen, Inc. (a)	283	69,295
Bio-Rad Laboratories, Inc. Class A (a)	30	17,488
Black Knight, Inc. (a)	1,002	88,527
BlackRock, Inc.	145	104,623
Blackstone Group, Inc. Class A	66	4,277
Boeing Co.	129	27,614
Booking Holdings, Inc. (a)	54	120,273
Booz Allen Hamilton Holding Corp.	550	47,949
BorgWarner, Inc.	214	8,269
Boston Scientific Corp. (a)	230	8,269
Bristol-Myers Squibb Co.	512	31,759
Broadcom, Inc.	59	25,833
Broadridge Financial Solutions, Inc.	508	77,826
Brown & Brown, Inc.	1,168	55,375
Brown-Forman Corp. Class B	389	30,898
Bunge, Ltd.	74	4,853
Burlington Stores, Inc. (a)	25	6,539
C.H. Robinson Worldwide, Inc.	992	93,119
Cabot Oil & Gas Corp.	60	977
Cadence Design Systems, Inc. (a)	378	51,571
Camden Property Trust REIT	60	5,995
Campbell Soup Co.	570	27,559
Capital One Financial Corp.	364	35,981
Cardinal Health, Inc.	210	11,248
CarMax, Inc. (a)	25	2,362
Carnival Corp.	659	14,274
Carrier Global Corp.	961	36,249
Caterpillar, Inc.	176	32,036
Cboe Global Markets, Inc.	334	31,102
CBRE Group, Inc. Class A (a)	373	23,395
Celanese Corp.	144	18,711
Centene Corp. (a)	251	15,068
CenterPoint Energy, Inc.	70	1,515
CenturyLink, Inc.	1,453	14,167
Cerner Corp.	39	3,061
CF Industries Holdings, Inc.	90	3,484
Charles Schwab Corp.	480	25,459
Charter Communications, Inc. Class A (a)	51	33,739
Cheniere Energy, Inc. (a)	330	19,810
Chevron Corp.	1,143	96,526
Chubb, Ltd.	313	48,177
Church & Dwight Co., Inc.	924	80,601
Cigna Corp.	175	36,431
Cincinnati Financial Corp.	134	11,708
Cintas Corp.	124	43,829

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Cisco Systems, Inc.	7,377	$330,121
Citigroup, Inc.	2,581	159,144
Citizens Financial Group, Inc.	519	18,559
Citrix Systems, Inc.	749	97,445
Clorox Co.	495	99,950
CME Group, Inc.	348	63,353
CMS Energy Corp.	293	17,876
Coca-Cola Co.	4,451	244,093
Cognex Corp.	101	8,109
Cognizant Technology Solutions Corp. Class A	997	81,704
Colgate-Palmolive Co.	518	44,294
Comcast Corp. Class A	2,360	123,664
Conagra Brands, Inc.	81	2,937
Concho Resources, Inc.	166	9,686
ConocoPhillips	744	29,753
Consolidated Edison, Inc.	2,121	153,285
Constellation Brands, Inc. Class A	16	3,505
Cooper Cos., Inc.	40	14,533
Copart, Inc. (a)	251	31,940
Corning, Inc.	329	11,844
Corteva, Inc.	409	15,836
Costco Wholesale Corp.	499	188,013
Crown Castle International Corp. REIT	484	77,048
CSX Corp.	200	18,150
Cummins, Inc.	159	36,109
CVS Health Corp.	919	62,768
D.R. Horton, Inc.	369	25,431
Danaher Corp.	384	85,302
Darden Restaurants, Inc.	81	9,649
DaVita, Inc. (a)	94	11,036
Deere & Co.	95	25,560
Dell Technologies, Inc. Class C (a)	89	6,523
Delta Air Lines, Inc.	240	9,650
Digital Realty Trust, Inc. REIT	30	4,185
Discover Financial Services	184	16,658
Discovery, Inc. Class A (a)(b)	334	10,050
Discovery, Inc. Class C (a)	135	3,536
DISH Network Corp. Class A (a)	115	3,719
Dollar General Corp.	684	143,845
Dollar Tree, Inc. (a)	225	24,309
Dominion Energy, Inc.	1,343	100,994
Domino's Pizza, Inc.	40	15,338
Dover Corp.	75	9,469
Dow, Inc.	339	18,814
DTE Energy Co.	176	21,368
Duke Energy Corp.	1,349	123,514
Duke Realty Corp. REIT	378	15,109
DuPont de Nemours, Inc.	389	27,662
Eastman Chemical Co.	25	2,507
Eaton Corp. PLC	150	18,021
eBay, Inc.	183	9,196
Ecolab, Inc.	279	60,364
Security Description	Shares	Value
Edison International	110	$6,910
Edwards Lifesciences Corp. (a)	630	57,475
Elanco Animal Health, Inc. (a)	100	3,067
Electronic Arts, Inc.	1,040	149,344
Eli Lilly & Co.	845	142,670
Emerson Electric Co.	790	63,492
Entergy Corp.	158	15,775
EOG Resources, Inc.	375	18,701
Equitable Holdings, Inc.	330	8,445
Equity LifeStyle Properties, Inc. REIT	96	6,083
Equity Residential REIT	280	16,598
Erie Indemnity Co. Class A	166	40,770
Essex Property Trust, Inc. REIT	45	10,684
Estee Lauder Cos., Inc. Class A	190	50,576
Everest Re Group, Ltd.	146	34,177
Evergy, Inc.	514	28,532
Eversource Energy	333	28,808
Exact Sciences Corp. (a)	10	1,325
Exelon Corp.	365	15,410
Expedia Group, Inc.	10	1,324
Expeditors International of Washington, Inc.	225	21,400
Extra Space Storage, Inc. REIT	459	53,180
Exxon Mobil Corp.	3,749	154,534
F5 Networks, Inc. (a)	226	39,762
Facebook, Inc. Class A (a)	2,284	623,897
FactSet Research Systems, Inc.	56	18,620
Fair Isaac Corp. (a)	16	8,177
Fastenal Co.	829	40,480
FedEx Corp.	99	25,702
Ferguson PLC	318	38,618
Fidelity National Financial, Inc.	464	18,138
Fidelity National Information Services, Inc.	603	85,300
Fifth Third Bancorp	647	17,838
First Republic Bank	34	4,996
FirstEnergy Corp.	109	3,336
Fiserv, Inc. (a)	719	81,865
FleetCor Technologies, Inc. (a)	19	5,184
Ford Motor Co.	5,455	47,949
Fortinet, Inc. (a)	144	21,388
Fortive Corp.	1	71
Fox Corp. Class A	35	1,019
Franklin Resources, Inc.	158	3,948
Freeport-McMoRan, Inc.	719	18,708
Garmin, Ltd.	125	14,958
General Dynamics Corp.	299	44,497
General Electric Co.	3,346	36,137
General Mills, Inc.	445	26,166
General Motors Co.	1,536	63,959
Genuine Parts Co.	125	12,554
Gilead Sciences, Inc.	2,902	169,071
Global Payments, Inc.	20	4,308
Goldman Sachs Group, Inc.	190	50,105
Halliburton Co.	848	16,027

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	349	$17,094
Hasbro, Inc.	49	4,583
HCA Healthcare, Inc.	104	17,104
Healthpeak Properties, Inc. REIT	314	9,492
HEICO Corp.	96	12,710
Henry Schein, Inc. (a)	299	19,991
Hershey Co.	828	126,129
Hess Corp.	75	3,959
Hewlett Packard Enterprise Co.	1,058	12,537
Home Depot, Inc.	398	105,717
Honeywell International, Inc.	852	181,220
Hormel Foods Corp.	2,157	100,538
Host Hotels & Resorts, Inc. REIT	304	4,448
Howmet Aerospace, Inc.	95	2,711
HP, Inc.	524	12,885
Humana, Inc.	105	43,078
Huntington Bancshares, Inc.	637	8,045
Huntington Ingalls Industries, Inc.	64	10,911
IDEX Corp.	125	24,900
Illinois Tool Works, Inc.	268	54,640
Illumina, Inc. (a)	129	47,730
Incyte Corp. (a)	334	29,051
Intel Corp.	6,395	318,599
Intercontinental Exchange, Inc.	519	59,836
International Business Machines Corp.	707	88,997
International Paper Co.	241	11,983
Interpublic Group of Cos., Inc.	99	2,328
Intuit, Inc.	273	103,699
Intuitive Surgical, Inc. (a)	114	93,263
Invesco, Ltd.	750	13,073
J.M. Smucker Co.	344	39,766
Jack Henry & Associates, Inc.	530	85,855
Jazz Pharmaceuticals PLC (a)	30	4,952
JB Hunt Transport Services, Inc.	49	6,696
Johnson & Johnson	4,211	662,727
Johnson Controls International PLC	313	14,583
JPMorgan Chase & Co.	1,906	242,195
Juniper Networks, Inc.	808	18,188
Kellogg Co.	1,098	68,329
KeyCorp.	757	12,422
Keysight Technologies, Inc. (a)	828	109,371
Kimberly-Clark Corp.	863	116,358
Kinder Morgan, Inc.	489	6,685
KKR & Co., Inc.	150	6,074
KLA Corp.	216	55,925
Kraft Heinz Co.	438	15,181
Kroger Co.	3,359	106,682
L3Harris Technologies, Inc.	325	61,431
Lam Research Corp.	189	89,259
Lamb Weston Holdings, Inc.	74	5,827
Las Vegas Sands Corp.	155	9,238
Lear Corp.	85	13,518
Security Description	Shares	Value
Lennar Corp. Class A	125	$9,529
Liberty Broadband Corp. Class A (a)	40	6,303
Liberty Broadband Corp. Class C (a)	19	3,009
Liberty Media Corp.-Liberty SiriusXM Class C (a)	44	1,914
Lincoln National Corp.	145	7,295
LKQ Corp. (a)	131	4,616
Lockheed Martin Corp.	161	57,152
Loews Corp.	169	7,608
Lowe's Cos., Inc.	166	26,645
Lululemon Athletica, Inc. (a)	136	47,332
LyondellBasell Industries NV Class A	389	35,656
M&T Bank Corp.	115	14,640
Marathon Petroleum Corp.	640	26,470
Markel Corp. (a)	31	32,032
MarketAxess Holdings, Inc.	50	28,528
Marsh & McLennan Cos., Inc.	839	98,163
Martin Marietta Materials, Inc.	10	2,840
Masimo Corp. (a)	110	29,522
Mastercard, Inc. Class A	1,128	402,628
Maxim Integrated Products, Inc.	278	24,645
McCormick & Co., Inc.	770	73,612
McDonald's Corp.	854	183,251
McKesson Corp.	206	35,828
Medtronic PLC	845	98,983
Merck & Co., Inc.	5,321	435,258
MetLife, Inc.	358	16,808
MGM Resorts International	94	2,962
Micron Technology, Inc. (a)	714	53,679
Microsoft Corp.	4,376	973,310
Mohawk Industries, Inc. (a)	50	7,048
Molina Healthcare, Inc. (a)	10	2,127
Molson Coors Beverage Co. Class B	100	4,519
Mondelez International, Inc. Class A	555	32,451
Monster Beverage Corp. (a)	458	42,356
Moody's Corp.	19	5,515
Morgan Stanley	760	52,083
Mosaic Co.	484	11,137
Motorola Solutions, Inc.	674	114,620
NetApp, Inc.	124	8,214
Netflix, Inc. (a)	36	19,466
Newell Brands, Inc.	165	3,503
Newmont Corp.	3,169	189,791
NextEra Energy, Inc.	3,030	233,764
NIKE, Inc. Class B	1,246	176,272
NiSource, Inc.	251	5,758
Norfolk Southern Corp.	94	22,335
Northern Trust Corp.	60	5,588
Northrop Grumman Corp.	40	12,189
Nucor Corp.	134	7,127
NVIDIA Corp.	584	304,965
NVR, Inc. (a)	5	20,399

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Occidental Petroleum Corp.	1,112	$19,249
Old Dominion Freight Line, Inc.	136	26,544
Omnicom Group, Inc.	248	15,468
ONEOK, Inc.	200	7,676
Oracle Corp. (e)	970	62,749
O'Reilly Automotive, Inc. (a)	99	44,804
Otis Worldwide Corp.	89	6,012
PACCAR, Inc.	110	9,491
Packaging Corp. of America	166	22,893
Palo Alto Networks, Inc. (a)	66	23,456
Parker-Hannifin Corp.	16	4,359
Paychex, Inc.	1,721	160,363
Paycom Software, Inc. (a)	64	28,944
PayPal Holdings, Inc. (a)	965	226,003
Pentair PLC	251	13,326
PepsiCo, Inc.	2,816	417,613
Perrigo Co. PLC	90	4,025
Pfizer, Inc.	8,993	331,032
PG&E Corp. (a)	720	8,971
Philip Morris International, Inc.	350	28,976
Phillips 66	509	35,599
Pinnacle West Capital Corp.	339	27,103
Pioneer Natural Resources Co.	66	7,517
PNC Financial Services Group, Inc.	310	46,190
Pool Corp.	30	11,175
PPG Industries, Inc.	160	23,075
PPL Corp.	278	7,840
Principal Financial Group, Inc.	89	4,415
Procter & Gamble Co.	3,527	490,747
Progressive Corp.	1,314	129,928
Prologis, Inc. REIT	119	11,860
Prudential Financial, Inc.	284	22,172
Public Service Enterprise Group, Inc.	60	3,498
Public Storage REIT	573	132,323
PulteGroup, Inc.	110	4,743
QIAGEN NV (a)	486	25,243
QUALCOMM, Inc.	155	23,613
Quest Diagnostics, Inc.	45	5,363
Raymond James Financial, Inc.	75	7,175
Raytheon Technologies Corp.	509	36,399
Realty Income Corp. REIT	146	9,077
Regeneron Pharmaceuticals, Inc. (a)	444	214,501
Regions Financial Corp.	792	12,767
Reinsurance Group of America, Inc.	50	5,795
Republic Services, Inc.	1,471	141,657
ResMed, Inc.	176	37,411
Robert Half International, Inc.	166	10,372
Rockwell Automation, Inc.	46	11,537
Rollins, Inc.	177	6,915
Ross Stores, Inc.	388	47,650
Royal Caribbean Cruises, Ltd.	161	12,025
salesforce.com, Inc. (a)	40	8,901
Security Description	Shares	Value
Schlumberger NV	658	$14,364
Seagate Technology PLC	209	12,991
Seagen, Inc. (a)	120	21,017
SEI Investments Co.	154	8,850
Sempra Energy	105	13,378
Sherwin-Williams Co.	70	51,444
Simon Property Group, Inc. REIT	135	11,513
Sirius XM Holdings, Inc. (b)	812	5,172
Skyworks Solutions, Inc.	204	31,188
Snap-on, Inc.	95	16,258
SolarEdge Technologies, Inc. (a)	40	12,765
Southern Co.	2,542	156,155
Southwest Airlines Co.	160	7,458
Stanley Black & Decker, Inc.	34	6,071
Starbucks Corp.	770	82,375
State Street Corp. (f)	206	14,993
Steel Dynamics, Inc.	334	12,315
Stryker Corp.	141	34,551
SVB Financial Group (a)	66	25,597
Synchrony Financial	313	10,864
Sysco Corp.	193	14,332
T Rowe Price Group, Inc.	338	51,170
Take-Two Interactive Software, Inc. (a)	494	102,648
Target Corp.	750	132,397
TE Connectivity, Ltd.	178	21,550
Teradyne, Inc.	284	34,049
Tesla, Inc. (a)(b)	10	7,057
Texas Instruments, Inc.	1,561	256,207
Textron, Inc.	80	3,866
Thermo Fisher Scientific, Inc.	66	30,741
Tiffany & Co.	680	89,386
TJX Cos., Inc.	771	52,652
T-Mobile US, Inc. (a)	1,344	181,238
Tractor Supply Co.	106	14,901
Trane Technologies PLC	30	4,355
Travelers Cos., Inc.	485	68,079
Truist Financial Corp.	849	40,693
Tyler Technologies, Inc. (a)	250	109,130
Tyson Foods, Inc. Class A	125	8,055
Uber Technologies, Inc. (a)	30	1,530
UDR, Inc. REIT	166	6,379
UGI Corp.	5	175
Ulta Beauty, Inc. (a)	24	6,892
Union Pacific Corp.	792	164,910
United Parcel Service, Inc. Class B	120	20,208
United Rentals, Inc. (a)	34	7,885
UnitedHealth Group, Inc.	1,237	433,791
Universal Health Services, Inc. Class B	89	12,238
US Bancorp	1,007	46,916
Valero Energy Corp.	570	32,245
Varian Medical Systems, Inc. (a)	56	9,801
Veeva Systems, Inc. Class A (a)	130	35,392
Ventas, Inc. REIT	109	5,345

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
VeriSign, Inc. (a)	159	$34,408
Verizon Communications, Inc.	5,265	309,319
Vertex Pharmaceuticals, Inc. (a)	954	225,468
VF Corp.	160	13,666
ViacomCBS, Inc. Class B	293	10,917
Viatris, Inc. (a)	709	13,287
Visa, Inc. Class A	2,885	631,036
Vistra Corp.	280	5,505
Voya Financial, Inc.	70	4,117
Vulcan Materials Co.	10	1,483
W.W. Grainger, Inc.	90	36,751
Walmart, Inc.	2,712	390,935
Walgreens Boots Alliance, Inc.	549	21,894
Walt Disney Co. (a)	698	126,464
Waste Connections, Inc.	714	73,235
Waste Management, Inc.	1,666	196,471
Waters Corp. (a)	36	8,907
WEC Energy Group, Inc.	953	87,705
Wells Fargo & Co.	5,086	153,495
Welltower, Inc. REIT	99	6,397
West Pharmaceutical Services, Inc.	44	12,466
Western Digital Corp.	99	5,484
Western Union Co.	2,618	57,439
Westinghouse Air Brake Technologies Corp.	55	4,026
Westrock Co.	185	8,053
Weyerhaeuser Co. REIT	210	7,041
Whirlpool Corp.	56	10,107
Williams Cos., Inc.	469	9,403
Willis Towers Watson PLC	75	15,801
WP Carey, Inc. REIT	84	5,929
WR Berkley Corp.	179	11,889
Xcel Energy, Inc.	1,728	115,206
Xilinx, Inc.	214	30,339
XPO Logistics, Inc. (a)	50	5,960
Yum! Brands, Inc.	141	15,307
Zimmer Biomet Holdings, Inc.	60	9,245
Zoetis, Inc.	525	86,887
Zoom Video Communications, Inc. Class A (a)	210	70,837
		28,212,077
ZAMBIA — 0.0% (c)
First Quantum Minerals, Ltd.	338	6,062
TOTAL COMMON STOCKS (Cost $40,379,995)		46,178,714

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 1/26/21) (a) (Cost: $736)	2,097	720
Security Description	Shares	Value
WARRANTS — 0.0% (c)
SWITZERLAND — 0.0% (c)
Cie Financiere Richemont SA (expiring 11/22/23) (a) (Cost: $0)	218	$57
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g) (h)	46,237	46,246
State Street Navigator Securities Lending Portfolio II (f) (i)	458,945	458,945
TOTAL SHORT-TERM INVESTMENTS (Cost $505,191)		505,191
TOTAL INVESTMENTS — 100.7% (Cost $40,885,922)		46,684,682
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(346,529)
NET ASSETS — 100.0%		$46,338,153
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$46,178,468	$246	$0(a)	$46,178,714
Rights	720	—	0(a)	720
Warrants	57	—	—	57
Short-Term Investments	505,191	—	—	505,191
TOTAL INVESTMENTS	$46,684,436	$246	$0	$46,684,682
(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2020.
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	20.3%
Health Care	15.3
Financials	13.1
Consumer Staples	10.9
Communication Services	9.9
Industrials	9.4
Consumer Discretionary	7.7
Materials	4.5
Utilities	3.9
Energy	2.6
Real Estate	2.0
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	266	$15,782	$—	$4,229	$(1,357)	$4,797	206	$14,993	$107
State Street Institutional Liquid Reserves Fund, Premier Class	86,709	86,727	537,892	578,373	(7)	7	46,237	46,246	15
State Street Navigator Securities Lending Portfolio II	443,402	443,402	1,286,130	1,270,587	—	—	458,945	458,945	422
Total		$545,911	$1,824,022	$1,853,189	$(1,364)	$4,804		$520,184	$544
See accompanying notes to schedule of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.5%
CAE, Inc.	8,023	$222,112
AIRLINES — 0.3%
Air Canada (a) (b)	8,153	145,717
AUTO COMPONENTS — 1.2%
Magna International, Inc.	8,410	594,839
BANKS — 23.9%
Bank of Montreal	19,476	1,479,503
Bank of Nova Scotia	36,721	1,983,049
Canadian Imperial Bank of Commerce	13,501	1,152,142
National Bank of Canada	10,153	570,927
Royal Bank of Canada	43,158	3,543,089
Toronto-Dominion Bank	54,939	3,101,423
		11,830,133
CAPITAL MARKETS — 3.7%
Brookfield Asset Management, Inc. Class A	42,186	1,742,408
IGM Financial, Inc. (b)	3,028	82,022
		1,824,430
CHEMICALS — 1.7%
Nutrien, Ltd. (b)	17,245	828,951
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Gfl Environmental, Inc. (b)	2,244	65,365
Ritchie Bros Auctioneers, Inc.	3,296	228,909
Waste Connections, Inc.	7,929	812,318
		1,106,592
CONSTRUCTION & ENGINEERING — 0.7%
WSP Global, Inc. (b)	3,412	322,962
CONTAINERS & PACKAGING — 0.4%
CCL Industries, Inc. Class B	4,413	200,178
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Onex Corp.	2,385	136,772
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
BCE, Inc. (b)	27,390	1,170,202
TELUS Corp.	38,888	769,519
		1,939,721
ELECTRIC UTILITIES — 2.2%
Emera, Inc.	7,484	317,806
Fortis, Inc.	14,017	572,122
Hydro One, Ltd. (c)	9,553	214,830
		1,104,758
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.8%
Canadian Apartment Properties REIT	5,130	201,294
Choice Properties Real Estate Investment Trust	7,292	74,466
Security Description	Shares	Value
RioCan Real Estate Investment Trust	9,528	$125,270
		401,030
FOOD & STAPLES RETAILING — 3.5%
Alimentation Couche-Tard, Inc. Class B	25,266	860,313
Empire Co., Ltd. Class A	5,053	137,986
George Weston, Ltd.	2,163	161,427
Loblaw Cos., Ltd.	4,940	243,549
Metro, Inc.	7,584	338,125
		1,741,400
FOOD PRODUCTS — 0.5%
Saputo, Inc.	8,437	235,958
GAS UTILITIES — 0.3%
AltaGas, Ltd. (b)	8,412	123,605
HOTELS, RESTAURANTS & LEISURE — 1.1%
Restaurant Brands International, Inc. (b)	8,880	542,489
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Northland Power, Inc.	5,572	199,744
INSURANCE — 6.6%
Fairfax Financial Holdings, Ltd.	737	250,979
Great-West Lifeco, Inc.	6,938	165,281
iA Financial Corp., Inc.	3,229	139,856
Intact Financial Corp.	4,308	509,656
Manulife Financial Corp.	58,791	1,045,225
Power Corp. of Canada	16,389	376,021
Sun Life Financial, Inc.	17,724	787,424
		3,274,442
IT SERVICES — 8.7%
CGI, Inc. (a)	6,942	550,292
Shopify, Inc. Class A (a)	3,322	3,747,863
		4,298,155
MEDIA — 0.8%
Quebecor, Inc. Class B (b)	5,264	135,360
Shaw Communications, Inc. Class B (b)	13,872	243,250
		378,610
METALS & MINING — 9.6%
Agnico Eagle Mines, Ltd.	7,274	511,521
B2Gold Corp.	31,434	175,922
Barrick Gold Corp.	53,005	1,206,550
First Quantum Minerals, Ltd.	16,726	299,991
Franco-Nevada Corp.	5,699	713,941
Kinross Gold Corp.	37,832	277,356
Kirkland Lake Gold, Ltd.	7,996	330,133
Lundin Mining Corp.	19,229	170,556
Pan American Silver Corp.	6,303	217,191
Teck Resources, Ltd. Class B	15,783	286,175
Wheaton Precious Metals Corp.	13,596	567,318
		4,756,654

See accompanying notes to schedule of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 1.0%
Algonquin Power & Utilities Corp. (b)	17,834	$293,267
Atco, Ltd. Class I	3,062	87,702
Canadian Utilities, Ltd. Class A (b)	3,730	91,025
		471,994
MULTILINE RETAIL — 1.2%
Canadian Tire Corp., Ltd. Class A (b)	1,715	225,252
Dollarama, Inc.	8,854	360,554
		585,806
OIL, GAS & CONSUMABLE FUELS — 11.8%
Cameco Corp. (b)	11,939	159,780
Canadian Natural Resources, Ltd.	34,971	839,688
Cenovus Energy, Inc. (b)	30,780	187,241
Enbridge, Inc.	61,245	1,957,052
Imperial Oil, Ltd. (b)	6,762	128,234
Inter Pipeline, Ltd. (b)	12,973	120,871
Keyera Corp. (b)	6,425	114,076
Pembina Pipeline Corp. (b)	16,635	393,025
Suncor Energy, Inc.	45,634	764,746
TC Energy Corp. (b)	28,475	1,156,657
		5,821,370
PHARMACEUTICALS — 0.3%
Canopy Growth Corp. (a) (b)	6,932	170,416
PROFESSIONAL SERVICES — 0.8%
Thomson Reuters Corp.	5,069	414,512
ROAD & RAIL — 7.5%
Canadian National Railway Co.	21,012	2,308,021
Canadian Pacific Railway, Ltd. (b)	4,108	1,423,709
		3,731,730
SOFTWARE — 2.3%
Constellation Software, Inc.	595	771,968
Open Text Corp. (b)	8,099	367,697
Topicus.com, Inc. (a)	1,106	4,180
		1,143,845
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Canada Goose Holdings, Inc. (a) (b)	1,833	54,443
Security Description	Shares	Value
Gildan Activewear, Inc.	5,873	$164,066
		218,509
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Rogers Communications, Inc. Class B	10,983	510,873
TOTAL COMMON STOCKS (Cost $43,163,780)		49,278,307
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	4,629	4,630
State Street Navigator Securities Lending Portfolio II (f) (g)	3,034,156	3,034,156
TOTAL SHORT-TERM INVESTMENTS (Cost $3,038,786)		3,038,786
TOTAL INVESTMENTS — 105.8% (Cost $46,202,566)		52,317,093
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(2,851,434)
NET ASSETS — 100.0%		$49,465,659
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$49,274,127	$4,180	$—	$49,278,307
Short-Term Investments	3,038,786	—	—	3,038,786
TOTAL INVESTMENTS	$52,312,913	$4,180	$—	$52,317,093
See accompanying notes to schedule of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	19,012	$19,015	$662,028	$676,413	$(2)	$2	4,629	$4,630	$18
State Street Navigator Securities Lending Portfolio II	4,544,392	4,544,392	14,541,103	16,051,339	—	—	3,034,156	3,034,156	2,864
Total		$4,563,407	$15,203,131	$16,727,752	$(2)	$2		$3,038,786	$2,882
See accompanying notes to schedule of investments.

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.0%
MTU Aero Engines AG	1,211	$316,199
AIR FREIGHT & LOGISTICS — 3.7%
Deutsche Post AG	22,476	1,113,771
AUTO COMPONENTS — 1.2%
Continental AG	2,462	365,251
AUTOMOBILES — 10.6%
Bayerische Motoren Werke AG	7,278	643,208
Bayerische Motoren Werke AG Preference Shares	1,297	87,599
Daimler AG	18,994	1,343,046
Porsche Automobil Holding SE Preference Shares	3,491	240,908
Volkswagen AG	653	135,906
Volkswagen AG Preference Shares	4,174	778,424
		3,229,091
BIOTECHNOLOGY — 1.4%
BioNTech SE (a)	5,400	440,208
CAPITAL MARKETS — 3.9%
Deutsche Bank AG (a)	43,659	478,046
Deutsche Boerse AG	4,180	712,186
		1,190,232
CHEMICALS — 7.9%
BASF SE	20,972	1,660,734
Covestro AG (b)	3,855	238,103
Evonik Industries AG	4,366	142,525
Symrise AG	2,833	375,749
		2,417,111
CONSTRUCTION MATERIALS — 0.8%
HeidelbergCement AG	3,369	252,357
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.6%
Deutsche Telekom AG	74,043	1,354,853
Telefonica Deutschland Holding AG	17,890	49,360
		1,404,213
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Sartorius AG Preference Shares	777	326,660
Siemens Healthineers AG (b)	5,130	263,500
		590,160
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Fresenius Medical Care AG & Co. KGaA	4,525	377,594
Fresenius SE & Co. KGaA	9,279	429,609
		807,203
HOUSEHOLD PRODUCTS — 2.2%
Henkel AG & Co. KGaA Preference Shares	3,978	449,250
Security Description	Shares	Value
Henkel AG & Co. KGaA	2,298	$221,704
		670,954
INDUSTRIAL CONGLOMERATES — 8.7%
Siemens AG	18,431	2,650,223
INSURANCE — 11.7%
Allianz SE	9,510	2,335,337
Hannover Rueck SE	1,369	218,258
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,199	950,352
Talanx AG (a)	1,208	46,943
		3,550,890
INTERNET & DIRECT MARKETING RETAIL — 2.8%
Delivery Hero SE (a) (b)	2,814	437,270
Zalando SE (a) (b)	3,747	417,477
		854,747
MACHINERY — 0.5%
Knorr-Bremse AG	1,097	149,901
MARINE — 0.2%
Hapag-Lloyd AG (b)	553	62,182
MULTI-UTILITIES — 3.8%
E.ON SE	50,413	559,093
RWE AG	14,251	602,791
		1,161,884
PERSONAL PRODUCTS — 0.9%
Beiersdorf AG	2,241	258,952
PHARMACEUTICALS — 6.0%
Bayer AG	22,434	1,321,812
Merck KGaA	2,947	506,074
		1,827,886
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.5%
Deutsche Wohnen SE	7,849	419,583
Vonovia SE	12,902	943,386
		1,362,969
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Infineon Technologies AG	29,772	1,143,460
SOFTWARE — 10.0%
SAP SE	23,291	3,055,523
TEXTILES, APPAREL & LUXURY GOODS — 4.8%
Adidas AG (a)	3,999	1,457,618
TOTAL COMMON STOCKS (Cost $26,943,058)		30,332,985

See accompanying notes to schedule of investments.

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d) (Cost $9,723)	9,721	$9,723
TOTAL INVESTMENTS — 99.6% (Cost $26,952,781)		30,342,708
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		130,882
NET ASSETS — 100.0%		$30,473,590

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.7% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$30,332,985	$—	$—	$30,332,985
Short-Term Investment	9,723	—	—	9,723
TOTAL INVESTMENTS	$30,342,708	$—	$—	$30,342,708
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,900	$13,903	$525,368	$529,548	$(1)	$1	9,721	$9,723	$11
See accompanying notes to schedule of investments.

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AIRLINES — 0.2%
Cathay Pacific Airways, Ltd. (a) (b)	25,908	$23,957
AUTOMOBILES — 3.3%
Geely Automobile Holdings, Ltd.	146,000	498,978
BANKS — 2.6%
Bank of East Asia, Ltd.	35,481	75,778
Hang Seng Bank, Ltd.	18,500	318,996
		394,774
BEVERAGES — 1.0%
Budweiser Brewing Co. APAC, Ltd. (c)	43,500	143,619
CAPITAL MARKETS — 11.8%
Hong Kong Exchanges & Clearing, Ltd.	32,233	1,766,739
COMMUNICATIONS EQUIPMENT — 0.5%
BYD Electronic International Co., Ltd. (b)	15,500	81,160
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
HKT Trust & HKT, Ltd. Stapled Security	87,103	113,009
ELECTRIC UTILITIES — 5.2%
CK Infrastructure Holdings, Ltd.	15,500	83,259
CLP Holdings, Ltd.	48,000	443,857
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	58,500	57,565
Power Assets Holdings, Ltd.	35,000	189,583
		774,264
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.3%
Link REIT	53,516	487,272
FOOD & STAPLES RETAILING — 0.6%
Dairy Farm International Holdings, Ltd.	7,900	32,943
Sun Art Retail Group, Ltd. (b)	57,000	57,927
		90,870
FOOD PRODUCTS — 1.4%
WH Group, Ltd. (c)	242,500	203,286
GAS UTILITIES — 3.9%
China Gas Holdings, Ltd.	47,800	189,872
Hong Kong & China Gas Co., Ltd.	264,041	394,333
		584,205
HEALTH CARE PROVIDERS & SERVICES — 1.5%
China Evergrande New Energy Vehicle Group, Ltd. (a) (b)	59,500	231,743
HEALTH CARE TECHNOLOGY — 1.9%
Alibaba Health Information Technology, Ltd. (a)	98,000	289,430
Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 6.9%
Galaxy Entertainment Group, Ltd.	50,000	$388,517
Melco Resorts & Entertainment, Ltd. ADR	11,677	216,608
MGM China Holdings, Ltd. (b)	21,200	36,418
Sands China, Ltd.	62,000	272,265
SJM Holdings, Ltd.	50,000	55,908
Wynn Macau, Ltd. (a) (b)	37,600	63,137
		1,032,853
INDUSTRIAL CONGLOMERATES — 7.0%
CK Hutchison Holdings, Ltd.	68,000	474,448
Fosun International, Ltd.	62,500	98,177
Jardine Matheson Holdings, Ltd.	6,470	362,320
Jardine Strategic Holdings, Ltd.	4,300	106,984
		1,041,929
INSURANCE — 24.7%
AIA Group, Ltd.	300,800	3,685,395
MACHINERY — 3.3%
Techtronic Industries Co., Ltd.	34,600	493,530
PHARMACEUTICALS — 3.1%
CSPC Pharmaceutical Group, Ltd.	216,000	220,907
Sino Biopharmaceutical, Ltd.	256,500	248,103
		469,010
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.8%
CK Asset Holdings, Ltd.	60,500	310,542
ESR Cayman, Ltd. (a) (c)	40,600	145,564
Hang Lung Properties, Ltd.	46,600	122,903
Henderson Land Development Co., Ltd.	33,700	131,473
Hongkong Land Holdings, Ltd.	29,800	123,074
New World Development Co., Ltd.	35,450	165,046
Shimao Group Holdings, Ltd.	31,500	100,344
Sino Land Co., Ltd. (b)	76,947	100,230
Sun Hung Kai Properties, Ltd.	36,500	470,734
Swire Pacific, Ltd. Class A	12,500	69,320
Swire Pacific, Ltd. Class B	22,500	21,038
Swire Properties, Ltd.	27,000	78,522
Wharf Holdings, Ltd.	35,000	94,115
Wharf Real Estate Investment Co., Ltd. (b)	23,200	120,730
		2,053,635
ROAD & RAIL — 1.5%
MTR Corp., Ltd.	39,000	218,040
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
ASM Pacific Technology, Ltd.	7,800	102,909
SPECIALTY RETAIL — 0.4%
Chow Tai Fook Jewellery Group, Ltd.	45,200	56,836
TOTAL COMMON STOCKS (Cost $13,117,854)		14,837,443

See accompanying notes to schedule of investments.

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	2,389	$2,389
State Street Navigator Securities Lending Portfolio II (f) (g)	134,946	134,946
TOTAL SHORT-TERM INVESTMENTS (Cost $137,335)		137,335
TOTAL INVESTMENTS — 100.3% (Cost $13,255,189)		14,974,778
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(44,214)
NET ASSETS — 100.0%		$14,930,564
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,837,443	$—	$—	$14,837,443
Short-Term Investments	137,335	—	—	137,335
TOTAL INVESTMENTS	$14,974,778	$—	$—	$14,974,778
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,292	$3,293	$185,199	$186,103	$—	$—	2,389	$2,389	$4
State Street Navigator Securities Lending Portfolio II	—	—	157,649	22,703	—	—	134,946	134,946	59
Total		$3,293	$342,848	$208,806	$—	$—		$137,335	$63
See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AIR FREIGHT & LOGISTICS — 0.5%
SG Holdings Co., Ltd.	9,200	$250,573
Yamato Holdings Co., Ltd.	8,900	226,799
		477,372
AIRLINES — 0.3%
ANA Holdings, Inc. (a)	6,600	145,559
Japan Airlines Co., Ltd. (a)	7,700	148,787
		294,346
AUTO COMPONENTS — 2.4%
Aisin Seiki Co., Ltd.	4,400	131,900
Bridgestone Corp. (b)	12,900	422,816
Denso Corp.	10,800	641,650
JTEKT Corp.	5,500	42,670
Koito Manufacturing Co., Ltd.	3,300	224,379
NGK Spark Plug Co., Ltd.	4,400	75,134
Stanley Electric Co., Ltd.	3,300	106,276
Sumitomo Electric Industries, Ltd.	17,700	234,269
Sumitomo Rubber Industries, Ltd. (b)	3,300	28,351
Toyoda Gosei Co., Ltd.	2,200	63,819
Toyota Boshoku Corp.	2,200	35,692
Toyota Industries Corp.	3,300	261,775
Yokohama Rubber Co., Ltd. (b)	3,300	49,031
		2,317,762
AUTOMOBILES — 6.6%
Honda Motor Co., Ltd.	37,600	1,047,935
Isuzu Motors, Ltd.	13,300	126,243
Mazda Motor Corp.	14,400	96,516
Mitsubishi Motors Corp. (a)	15,500	32,578
Nissan Motor Co., Ltd. (a)	56,400	305,913
Subaru Corp.	14,400	287,665
Suzuki Motor Corp.	8,900	412,221
Toyota Motor Corp.	51,900	3,999,887
Yamaha Motor Co., Ltd.	6,600	134,500
		6,443,458
BANKS — 3.7%
Chiba Bank, Ltd.	17,700	97,376
Concordia Financial Group, Ltd.	26,600	93,523
Fukuoka Financial Group, Inc.	4,400	78,117
Mebuki Financial Group, Inc.	26,600	52,301
Mitsubishi UFJ Financial Group, Inc.	255,900	1,130,476
Mizuho Financial Group, Inc.	52,750	668,029
Resona Holdings, Inc.	53,100	185,358
Seven Bank, Ltd.	14,400	30,405
Shizuoka Bank, Ltd.	11,100	81,279
Sumitomo Mitsui Financial Group, Inc.	29,900	923,252
Sumitomo Mitsui Trust Holdings, Inc.	6,600	203,092
		3,543,208
Security Description	Shares	Value
BEVERAGES — 1.1%
Asahi Group Holdings, Ltd. (b)	10,000	$411,061
Coca-Cola Bottlers Japan Holdings, Inc. (b)	2,200	34,286
Ito En, Ltd.	1,100	69,572
Kirin Holdings Co., Ltd.	19,900	469,142
Suntory Beverage & Food, Ltd.	2,200	77,776
		1,061,837
BIOTECHNOLOGY — 0.1%
PeptiDream, Inc. (a)	1,700	86,280
BUILDING PRODUCTS — 2.0%
AGC, Inc. (b)	4,400	153,422
Daikin Industries, Ltd.	6,600	1,465,175
Lixil Corp.	5,500	119,008
TOTO, Ltd.	3,300	198,169
		1,935,774
CAPITAL MARKETS — 1.1%
Daiwa Securities Group, Inc.	38,700	176,173
Japan Exchange Group, Inc.	13,300	339,827
Nomura Holdings, Inc.	80,800	426,519
SBI Holdings, Inc.	4,400	104,284
		1,046,803
CHEMICALS — 4.9%
Air Water, Inc.	4,400	78,160
Asahi Kasei Corp.	31,000	316,621
Daicel Corp.	6,600	48,136
DIC Corp. (b)	2,200	55,487
JSR Corp.	4,400	122,482
Kansai Paint Co., Ltd.	4,400	135,309
Kuraray Co., Ltd. (b)	8,900	94,564
Mitsubishi Chemical Holdings Corp.	33,200	200,721
Mitsubishi Gas Chemical Co., Inc.	4,400	100,960
Mitsui Chemicals, Inc.	5,500	161,146
Nippon Paint Holdings Co., Ltd.	4,400	482,851
Nippon Sanso Holdings Corp.	4,400	81,654
Nissan Chemical Corp.	2,200	137,653
Nitto Denko Corp.	4,400	393,356
Shin-Etsu Chemical Co., Ltd.	10,000	1,747,300
Showa Denko KK (b)	3,300	70,222
Sumitomo Chemical Co., Ltd.	39,800	159,979
Teijin, Ltd.	4,400	82,677
Toray Industries, Inc.	35,400	209,462
Tosoh Corp.	6,600	102,792
		4,781,532
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Dai Nippon Printing Co., Ltd. (b)	5,500	98,818
Park24 Co., Ltd. (a)	3,300	57,245
Secom Co., Ltd.	5,500	506,984
Sohgo Security Services Co., Ltd.	1,100	57,000
Toppan Printing Co., Ltd.	6,600	93,012
		813,059

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.6%
JGC Holdings Corp.	5,500	$51,354
Kajima Corp.	11,100	148,581
Obayashi Corp.	15,500	133,614
Shimizu Corp.	14,400	104,605
Taisei Corp.	4,400	151,504
		589,658
CONSUMER FINANCE — 0.1%
Acom Co., Ltd.	7,700	32,890
AEON Financial Service Co., Ltd.	3,300	39,506
		72,396
DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
Benesse Holdings, Inc.	2,200	42,894
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Mitsubishi UFJ Lease & Finance Co., Ltd.	12,200	58,492
ORIX Corp.	29,900	458,875
Tokyo Century Corp.	1,100	87,152
		604,519
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Nippon Telegraph & Telephone Corp.	55,300	1,416,980
ELECTRIC UTILITIES — 0.8%
Chubu Electric Power Co., Inc.	16,600	199,853
Chugoku Electric Power Co., Inc.	7,700	90,167
Kansai Electric Power Co., Inc.	17,700	166,928
Kyushu Electric Power Co., Inc.	10,000	86,009
Tohoku Electric Power Co., Inc.	12,200	100,440
Tokyo Electric Power Co. Holdings, Inc. (a)	34,300	90,364
		733,761
ELECTRICAL EQUIPMENT — 2.4%
Fuji Electric Co., Ltd.	2,200	79,161
Mabuchi Motor Co., Ltd.	1,100	47,891
Mitsubishi Electric Corp.	46,500	701,249
Nidec Corp.	12,200	1,533,789
		2,362,090
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.1%
Alps Alpine Co., Ltd.	4,400	57,874
Azbil Corp.	600	32,777
Hamamatsu Photonics KK	3,300	188,581
Hirose Electric Co., Ltd.	1,105	167,497
Hitachi, Ltd.	22,100	870,129
Ibiden Co., Ltd.	1,200	55,964
Keyence Corp.	4,400	2,471,791
Kyocera Corp.	7,700	471,792
Murata Manufacturing Co., Ltd.	14,400	1,299,898
Omron Corp.	4,400	392,077
Shimadzu Corp.	6,600	256,342
TDK Corp.	3,300	496,702
Security Description	Shares	Value
Yokogawa Electric Corp.	6,600	$131,303
		6,892,727
ENTERTAINMENT — 2.6%
Capcom Co., Ltd.	1,600	103,831
Koei Tecmo Holdings Co., Ltd.	900	54,918
Konami Holdings Corp.	2,200	123,590
Nexon Co., Ltd.	10,000	308,005
Nintendo Co., Ltd.	2,600	1,657,785
Square Enix Holdings Co., Ltd.	2,200	133,391
Toho Co., Ltd.	3,300	139,038
		2,520,558
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.1%
Advance Residence Investment Corp. REIT	24	71,945
Daiwa House REIT Investment Corp.	33	81,569
GLP J-REIT	94	148,040
Japan Real Estate Investment Corp. REIT	14	80,818
Japan Retail Fund Investment Corp. REIT	55	99,937
Nippon Building Fund, Inc. REIT	22	127,425
Nippon Prologis REIT, Inc.	44	137,227
Nomura Real Estate Master Fund, Inc. REIT	89	127,235
Orix JREIT, Inc.	55	90,828
United Urban Investment Corp. REIT	55	67,974
		1,032,998
FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd.	15,500	508,184
Cosmos Pharmaceutical Corp.	100	16,156
Kobe Bussan Co., Ltd.	1,700	52,361
Lawson, Inc.	1,100	51,194
Matsumotokiyoshi Holdings Co., Ltd.	1,100	46,879
Seven & i Holdings Co., Ltd.	17,700	627,287
Sundrug Co., Ltd.	2,200	87,791
Tsuruha Holdings, Inc.	1,100	156,405
Welcia Holdings Co., Ltd.	2,200	82,997
		1,629,254
FOOD PRODUCTS — 1.5%
Ajinomoto Co., Inc.	12,200	276,212
Calbee, Inc.	1,100	33,135
Ezaki Glico Co., Ltd.	1,100	48,317
Kewpie Corp.	2,200	48,370
Kikkoman Corp.	1,900	131,948
MEIJI Holdings Co., Ltd.	3,300	232,050
NH Foods, Ltd.	2,200	96,741
Nichirei Corp.	2,200	61,773
Nisshin Seifun Group, Inc.	5,500	87,418
Nissin Foods Holdings Co., Ltd.	1,100	94,184
Toyo Suisan Kaisha, Ltd.	2,200	106,969

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Yakult Honsha Co., Ltd.	3,300	$166,207
Yamazaki Baking Co., Ltd. (b)	3,300	55,104
		1,438,428
GAS UTILITIES — 0.5%
Osaka Gas Co., Ltd.	8,900	182,060
Toho Gas Co., Ltd.	900	59,538
Tokyo Gas Co., Ltd.	8,900	205,507
		447,105
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Asahi Intecc Co., Ltd.	4,400	160,453
Hoya Corp.	8,900	1,230,113
Olympus Corp.	31,000	677,529
Sysmex Corp.	3,300	396,339
Terumo Corp.	15,500	647,354
		3,111,788
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Alfresa Holdings Corp.	4,400	80,503
Medipal Holdings Corp.	4,400	82,592
Suzuken Co., Ltd.	2,200	79,481
		242,576
HEALTH CARE TECHNOLOGY — 1.0%
M3, Inc.	10,000	943,678
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Holdings Co. Japan, Ltd.	2,200	106,543
Oriental Land Co., Ltd.	4,400	726,195
		832,738
HOUSEHOLD DURABLES — 4.5%
Casio Computer Co., Ltd.	4,400	80,376
Haseko Corp.	6,600	75,624
Iida Group Holdings Co., Ltd.	3,300	66,610
Nikon Corp.	8,900	56,118
Panasonic Corp.	52,000	599,603
Sekisui Chemical Co., Ltd.	10,000	189,258
Sekisui House, Ltd.	13,300	270,522
Sharp Corp. (b)	4,400	66,653
Sony Corp.	29,900	2,978,561
		4,383,325
HOUSEHOLD PRODUCTS — 0.8%
Lion Corp. (b)	5,500	133,072
Pigeon Corp. (b)	3,300	136,002
Unicharm Corp.	10,000	473,824
		742,898
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
Electric Power Development Co., Ltd.	3,300	45,419
INDUSTRIAL CONGLOMERATES — 0.4%
Toshiba Corp.	13,300	371,645
Security Description	Shares	Value
INSURANCE — 2.3%
Dai-ichi Life Holdings, Inc.	25,500	$383,321
Japan Post Holdings Co., Ltd.	22,800	177,285
Japan Post Insurance Co., Ltd.	2,200	45,004
MS&AD Insurance Group Holdings, Inc.	12,200	371,158
Sompo Holdings, Inc.	7,700	311,222
T&D Holdings, Inc.	13,300	156,774
Tokio Marine Holdings, Inc.	15,500	796,881
		2,241,645
INTERACTIVE MEDIA & SERVICES — 0.5%
Kakaku.com, Inc.	3,300	90,455
Z Holdings Corp.	63,100	381,613
		472,068
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Mercari, Inc. (a)	2,000	88,624
Rakuten, Inc. (a) (b)	18,800	180,999
ZOZO, Inc.	2,200	54,315
		323,938
IT SERVICES — 2.2%
Fujitsu, Ltd.	4,400	635,208
GMO Payment Gateway, Inc.	900	120,645
Itochu Techno-Solutions Corp.	2,200	78,522
NEC Corp.	5,500	295,123
Nomura Research Institute, Ltd.	8,900	318,519
NTT Data Corp.	15,500	211,831
Obic Co., Ltd.	1,200	240,941
Otsuka Corp.	2,200	116,132
SCSK Corp.	1,100	62,860
TIS, Inc.	1,500	30,713
		2,110,494
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Bandai Namco Holdings, Inc.	4,400	380,400
Sega Sammy Holdings, Inc.	3,300	52,004
Shimano, Inc.	2,200	513,216
Yamaha Corp.	3,300	194,014
		1,139,634
MACHINERY — 5.7%
Amada Co., Ltd.	10,000	109,739
Daifuku Co., Ltd.	3,300	407,845
Ebara Corp.	2,200	71,810
FANUC Corp.	4,400	1,080,769
Hino Motors, Ltd.	5,500	46,826
Hitachi Construction Machinery Co., Ltd.	2,200	62,434
Hoshizaki Corp. (b)	1,100	100,896
Komatsu, Ltd.	22,100	603,097
Kubota Corp.	28,800	627,912
Makita Corp.	5,500	275,413
MINEBEA MITSUMI, Inc.	10,000	198,363
MISUMI Group, Inc.	6,600	216,388
Mitsubishi Heavy Industries, Ltd.	11,000	336,249

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Nabtesco Corp. (b)	3,300	$144,472
NGK Insulators, Ltd.	6,600	101,770
NSK, Ltd.	11,100	96,330
SMC Corp.	1,100	670,686
THK Co., Ltd.	2,200	70,957
Yaskawa Electric Corp.	5,500	273,282
		5,495,238
MARINE — 0.2%
Nippon Yusen KK	6,600	153,549
MEDIA — 0.5%
CyberAgent, Inc.	2,200	151,504
Dentsu Group, Inc. (b)	4,400	130,622
Fuji Media Holdings, Inc.	3,300	35,159
Hakuhodo DY Holdings, Inc.	4,400	60,303
Nippon Television Holdings, Inc.	3,300	35,926
TBS Holdings, Inc.	2,200	38,611
		452,125
METALS & MINING — 0.8%
Hitachi Metals, Ltd.	5,500	83,423
JFE Holdings, Inc. (a)	12,200	116,748
Mitsubishi Materials Corp.	3,300	69,359
Nippon Steel Corp. (a)	19,900	255,966
Sumitomo Metal Mining Co., Ltd.	5,500	243,929
		769,425
MULTILINE RETAIL — 0.6%
Isetan Mitsukoshi Holdings, Ltd.	8,900	52,583
Izumi Co., Ltd.	1,100	39,794
J Front Retailing Co., Ltd.	6,600	52,099
Marui Group Co., Ltd.	5,500	96,528
Pan Pacific International Holdings Corp.	13,300	307,622
Ryohin Keikaku Co., Ltd.	2,700	55,049
		603,675
OIL, GAS & CONSUMABLE FUELS — 0.5%
ENEOS HoldingS, Inc.	77,800	279,114
Idemitsu Kosan Co., Ltd.	5,564	122,333
Inpex Corp.	22,100	119,014
		520,461
PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	23,200	131,904
PERSONAL PRODUCTS — 1.7%
Kao Corp.	11,100	856,865
Kobayashi Pharmaceutical Co., Ltd.	1,100	134,350
Pola Orbis Holdings, Inc. (b)	2,200	44,620
Shiseido Co., Ltd.	8,900	615,143
		1,650,978
PHARMACEUTICALS — 6.9%
Astellas Pharma, Inc.	44,300	683,948
Chugai Pharmaceutical Co., Ltd.	16,600	884,787
Daiichi Sankyo Co., Ltd.	43,200	1,479,122
Eisai Co., Ltd.	6,600	471,260
Security Description	Shares	Value
Hisamitsu Pharmaceutical Co., Inc.	2,200	$130,621
Kyowa Kirin Co., Ltd.	6,600	179,887
Nippon Shinyaku Co., Ltd.	2,200	144,259
Ono Pharmaceutical Co., Ltd.	8,900	267,918
Otsuka Holdings Co., Ltd. (b)	10,000	427,914
Santen Pharmaceutical Co., Ltd.	8,900	144,389
Shionogi & Co., Ltd.	6,600	360,221
Sumitomo Dainippon Pharma Co., Ltd. (b)	4,400	64,906
Taisho Pharmaceutical Holdings Co., Ltd.	1,100	74,047
Takeda Pharmaceutical Co., Ltd.	36,500	1,327,498
		6,640,777
PROFESSIONAL SERVICES — 1.5%
Nihon M&A Center, Inc.	3,300	220,543
Persol Holdings Co., Ltd.	3,300	59,483
Recruit Holdings Co., Ltd.	27,700	1,159,298
		1,439,324
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Aeon Mall Co., Ltd.	2,200	36,267
Daito Trust Construction Co., Ltd.	2,200	205,414
Daiwa House Industry Co., Ltd.	14,400	427,349
Hulic Co., Ltd.	8,900	97,668
Mitsubishi Estate Co., Ltd.	29,900	479,871
Mitsui Fudosan Co., Ltd.	21,000	439,038
Nomura Real Estate Holdings, Inc.	2,200	48,647
Open House Co., Ltd.	700	25,696
Sumitomo Realty & Development Co., Ltd.	7,700	237,239
Tokyu Fudosan Holdings Corp.	12,200	64,991
		2,062,180
ROAD & RAIL — 3.0%
Central Japan Railway Co.	4,400	621,783
East Japan Railway Co.	8,900	593,506
Hankyu Hanshin Holdings, Inc.	5,500	182,721
Keikyu Corp.	5,500	94,237
Keisei Electric Railway Co., Ltd.	3,300	111,550
Kintetsu Group Holdings Co., Ltd.	4,400	192,629
Kyushu Railway Co.	4,400	94,823
Nagoya Railroad Co., Ltd.	4,400	116,004
Odakyu Electric Railway Co., Ltd.	8,900	279,297
Seibu Holdings, Inc.	5,500	53,857
Tobu Railway Co., Ltd.	5,500	163,809
Tokyu Corp.	14,400	178,666
West Japan Railway Co.	4,400	230,090
		2,912,972
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advantest Corp.	4,400	329,430
Disco Corp.	1,000	336,578
Lasertec Corp.	1,500	175,941
Renesas Electronics Corp. (a)	18,800	196,476
Rohm Co., Ltd.	2,200	212,872

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SCREEN Holdings Co., Ltd.	1,100	$80,973
SUMCO Corp.	5,500	120,553
Tokyo Electron, Ltd.	3,300	1,227,372
		2,680,195
SOFTWARE — 0.2%
Oracle Corp.	300	39,082
Trend Micro, Inc. (a) (b)	3,300	189,859
		228,941
SPECIALTY RETAIL — 1.8%
Fast Retailing Co., Ltd.	1,200	1,074,764
Hikari Tsushin, Inc.	100	23,420
Nitori Holdings Co., Ltd.	2,200	460,691
USS Co., Ltd.	5,500	111,124
Yamada Holdings Co., Ltd.	15,500	82,270
		1,752,269
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Brother Industries, Ltd.	5,500	113,255
Canon, Inc. (b)	24,300	465,547
FUJIFILM Holdings Corp.	8,900	468,770
Ricoh Co., Ltd.	16,600	108,850
Seiko Epson Corp.	6,600	97,870
		1,254,292
TOBACCO — 0.5%
Japan Tobacco, Inc. (b)	26,000	529,343
TRADING COMPANIES & DISTRIBUTORS — 3.6%
ITOCHU Corp.	35,400	1,016,278
Marubeni Corp.	39,800	264,485
Mitsubishi Corp.	32,100	790,025
Mitsui & Co., Ltd.	38,700	708,253
MonotaRO Co., Ltd.	2,200	111,870
Sojitz Corp.	26,600	59,257
Sumitomo Corp.	26,600	351,807
Toyota Tsusho Corp.	4,400	177,500
		3,479,475
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.4%
KDDI Corp.	39,800	$1,181,915
Softbank Corp.	45,900	574,833
SoftBank Group Corp.	32,700	2,552,149
		4,308,897
TOTAL COMMON STOCKS (Cost $80,973,202)		96,612,665
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	11,449	11,452
State Street Navigator Securities Lending Portfolio II (f) (g)	1,690,955	1,690,955
TOTAL SHORT-TERM INVESTMENTS (Cost $1,702,406)		1,702,407
TOTAL INVESTMENTS — 101.5% (Cost $82,675,608)		98,315,072
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(1,410,676)
NET ASSETS — 100.0%		$96,904,396
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
TOPIX Index Futures	1	03/11/2021	$170,225	$174,778	$3,243
See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$96,612,665	$—	$—	$96,612,665
Short-Term Investments	1,702,407	—	—	1,702,407
TOTAL INVESTMENTS	$98,315,072	$—	$—	$98,315,072
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	3,243	—	—	3,243
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,243	$—	$—	$3,243
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$98,318,315	$—	$—	$98,318,315
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,122	$2,123	$979,793	$970,464	$—	$—	11,449	$11,452	$24
State Street Navigator Securities Lending Portfolio II	1,465,615	1,465,615	2,555,300	2,329,960	—	—	1,690,955	1,690,955	952
Total		$1,467,738	$3,535,093	$3,300,424	$—	$—		$1,702,407	$976
See accompanying notes to schedule of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 1.5%
BAE Systems PLC	19,442	$129,904
Rolls-Royce Holdings PLC (a)	50,613	76,969
		206,873
AIRLINES — 0.6%
easyJet PLC	1,996	22,646
International Consolidated Airlines Group SA (a)	27,122	59,245
		81,891
AUTOMOBILES — 0.9%
Fiat Chrysler Automobiles NV (a)	6,820	122,332
BANKS — 9.1%
Barclays PLC (a)	104,828	210,184
HSBC Holdings PLC (a)	122,929	636,611
Lloyds Banking Group PLC (a)	427,506	212,948
Natwest Group PLC (a)	28,402	65,089
Standard Chartered PLC (a)	19,066	121,424
		1,246,256
BEVERAGES — 4.3%
Coca-Cola European Partners PLC	843	42,007
Diageo PLC	14,056	552,974
		594,981
CAPITAL MARKETS — 3.9%
3i Group PLC	5,885	93,155
Hargreaves Lansdown PLC	2,002	41,734
London Stock Exchange Group PLC	2,123	261,415
Schroders PLC	723	32,980
St James's Place PLC	3,274	50,728
Standard Life Aberdeen PLC	13,600	52,295
		532,307
CHEMICALS — 0.8%
Croda International PLC	788	71,049
Johnson Matthey PLC	1,186	39,314
		110,363
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Rentokil Initial PLC (a)	11,204	78,047
CONTAINERS & PACKAGING — 0.3%
DS Smith PLC (a)	8,259	42,291
DIVERSIFIED FINANCIAL SERVICES — 0.3%
M&G PLC	15,714	42,520
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
BT Group PLC	52,710	95,289
Liberty Global PLC Class A (a)	843	20,417
Liberty Global PLC Class C (a)	2,226	52,645
		168,351
Security Description	Shares	Value
ELECTRIC UTILITIES — 0.9%
SSE PLC	6,294	$129,054
ELECTRICAL EQUIPMENT — 0.5%
Melrose Industries PLC (a)	28,954	70,470
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Halma PLC	2,282	76,394
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
British Land Co. PLC REIT	5,146	34,398
Land Securities Group PLC REIT	4,541	41,825
Segro PLC REIT	7,194	93,185
		169,408
FOOD & STAPLES RETAILING — 1.9%
J Sainsbury PLC	13,627	42,005
Tesco PLC	59,196	187,244
Wm Morrison Supermarkets PLC	14,744	35,744
		264,993
FOOD PRODUCTS — 0.5%
Associated British Foods PLC (a)	2,171	67,188
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
ConvaTec Group PLC (b)	9,736	26,511
Smith & Nephew PLC	5,295	109,294
		135,805
HOTELS, RESTAURANTS & LEISURE — 2.9%
Carnival PLC	989	18,481
Compass Group PLC	10,777	200,792
Entain PLC (a)	3,554	55,067
InterContinental Hotels Group PLC (a)	1,060	67,956
Whitbread PLC (a)	1,220	51,698
		393,994
HOUSEHOLD DURABLES — 1.6%
Barratt Developments PLC (a)	6,232	57,076
Berkeley Group Holdings PLC	737	47,773
Persimmon PLC	1,910	72,243
Taylor Wimpey PLC (a)	21,428	48,564
		225,656
HOUSEHOLD PRODUCTS — 2.8%
Reckitt Benckiser Group PLC	4,292	383,816
INDUSTRIAL CONGLOMERATES — 0.7%
DCC PLC	584	41,336
Smiths Group PLC	2,428	49,934
		91,270
INSURANCE — 5.3%
Admiral Group PLC	1,576	62,604
Aviva PLC	23,760	105,621
Direct Line Insurance Group PLC	8,364	36,472
Legal & General Group PLC	36,047	131,168
Phoenix Group Holdings PLC	4,418	42,311

See accompanying notes to schedule of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Prudential PLC	15,746	$289,928
RSA Insurance Group PLC	6,340	58,707
		726,811
INTERACTIVE MEDIA & SERVICES — 0.7%
Auto Trader Group PLC (b)	5,790	47,171
Rightmove PLC (a)	5,341	47,514
		94,685
INTERNET & DIRECT MARKETING RETAIL — 1.5%
ASOS PLC (a)	443	28,964
Farfetch, Ltd. Class A (a)	1,225	78,167
Ocado Group PLC (a)	3,053	95,443
		202,574
MACHINERY — 1.4%
CNH Industrial NV (a)	6,009	75,913
Spirax-Sarco Engineering PLC	444	68,552
Weir Group PLC (a)	1,588	43,186
		187,651
MEDIA — 1.6%
Informa PLC (a)	9,053	67,939
ITV PLC (a)	21,923	32,005
Pearson PLC (c)	4,644	43,193
WPP PLC	7,403	80,956
		224,093
METALS & MINING — 9.9%
Anglo American PLC	7,018	232,588
Antofagasta PLC	2,120	41,745
BHP Group PLC	12,423	326,896
Evraz PLC	3,495	22,531
Fresnillo PLC	1,119	17,277
Glencore PLC (a)	73,204	233,154
Rio Tinto PLC	6,437	481,308
		1,355,499
MULTI-UTILITIES — 1.8%
National Grid PLC	21,272	251,522
MULTILINE RETAIL — 0.5%
Next PLC (a)	746	72,259
OIL, GAS & CONSUMABLE FUELS — 8.9%
BP PLC	122,457	426,516
Royal Dutch Shell PLC Class A	24,668	437,617
Royal Dutch Shell PLC Class B	20,838	358,734
		1,222,867
PAPER & FOREST PRODUCTS — 0.5%
Mondi PLC	2,930	68,869
PERSONAL PRODUCTS — 2.9%
Unilever PLC	6,662	399,963
PHARMACEUTICALS — 9.8%
AstraZeneca PLC	7,610	761,878
GlaxoSmithKline PLC	30,287	555,598
Security Description	Shares	Value
Hikma Pharmaceuticals PLC	862	$29,670
		1,347,146
PROFESSIONAL SERVICES — 4.7%
Clarivate PLC (a)	2,520	74,869
Experian PLC	5,534	210,072
Intertek Group PLC	973	75,121
RELX PLC	11,670	285,945
		646,007
SOFTWARE — 0.8%
Avast PLC (b)	3,906	28,699
AVEVA Group PLC (c)	671	29,369
Sage Group PLC	6,592	52,444
		110,512
SPECIALTY RETAIL — 0.6%
JD Sports Fashion PLC (a)	2,645	31,094
Kingfisher PLC (a)	12,932	47,800
		78,894
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Burberry Group PLC (a)	2,478	60,616
TOBACCO — 4.6%
British American Tobacco PLC	13,845	512,500
Imperial Brands PLC	5,718	120,018
		632,518
TRADING COMPANIES & DISTRIBUTORS — 2.6%
Ashtead Group PLC	2,708	127,264
Bunzl PLC	2,032	67,858
Ferguson PLC	1,358	164,915
		360,037
WATER UTILITIES — 0.7%
Severn Trent PLC	1,461	45,714
United Utilities Group PLC	4,178	51,114
		96,828
WIRELESS TELECOMMUNICATION SERVICES — 2.0%
Vodafone Group PLC	162,087	267,960
TOTAL COMMON STOCKS (Cost $14,509,139)		13,641,571
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	1,092	1,092

See accompanying notes to schedule of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	56,070	$56,070
TOTAL SHORT-TERM INVESTMENTS (Cost $57,162)		57,162
TOTAL INVESTMENTS — 99.7% (Cost $14,566,301)		13,698,733
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		42,624
NET ASSETS — 100.0%		$13,741,357
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,641,571	$—	$—	$13,641,571
Short-Term Investments	57,162	—	—	57,162
TOTAL INVESTMENTS	$13,698,733	$—	$—	$13,698,733
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(1,225)	—	—	(1,225)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,225)	$—	$—	$(1,225)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	829	$829	$207,106	$206,843	$—	$—	1,092	$1,092	$4
State Street Navigator Securities Lending Portfolio II	9,200	9,200	285,655	238,785	—	—	56,070	56,070	41
Total		$10,029	$492,761	$445,628	$—	$—		$57,162	$45
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 5.8%
AGL Energy, Ltd.	257,236	$2,372,030
APA Group Stapled Security	343,406	2,557,147
Bendigo & Adelaide Bank, Ltd. (a)	514,063	3,697,028
Commonwealth Bank of Australia	43,880	2,780,245
		11,406,450
BELGIUM — 0.9%
Ageas SA/NV	33,900	1,807,626
CANADA — 20.5%
Bank of Montreal	26,254	1,994,397
Bank of Nova Scotia (a)	45,404	2,451,959
BCE, Inc. (a)	71,004	3,033,554
Canadian Imperial Bank of Commerce (a)	32,207	2,748,465
Canadian Utilities, Ltd. Class A (a)	88,413	2,157,582
Emera, Inc.	59,083	2,508,941
Great-West Lifeco, Inc.	95,691	2,279,609
Keyera Corp. (a)	131,337	2,331,902
Northland Power, Inc. (a)	118,808	4,258,996
Pembina Pipeline Corp. (a)	81,041	1,914,705
Power Corp. of Canada (a)	95,468	2,190,369
RioCan Real Estate Investment Trust	162,527	2,136,835
Shaw Communications, Inc. Class B (a)	132,507	2,323,553
SmartCentres Real Estate Investment Trust	155,974	2,825,651
TC Energy Corp. (a)	48,878	1,985,429
TELUS Corp. (a)	147,057	2,909,974
		40,051,921
CHINA — 3.3%
Hengan International Group Co., Ltd.	337,000	2,386,079
Lenovo Group, Ltd.	4,328,000	4,085,836
		6,471,915
FINLAND — 5.4%
Fortum Oyj	118,001	2,844,288
Nokian Renkaat Oyj	129,489	4,566,133
UPM-Kymmene Oyj	86,062	3,208,526
		10,618,947
FRANCE — 5.2%
Bouygues SA	63,459	2,612,763
CNP Assurances (b)	126,689	2,043,036
Klepierre SA REIT	118,198	2,659,583
TOTAL SE	67,702	2,924,138
		10,239,520
HONG KONG — 8.3%
CK Infrastructure Holdings, Ltd.	395,880	2,126,479
Hysan Development Co., Ltd.	905,000	3,320,576
Security Description	Shares	Value
New World Development Co., Ltd.	547,500	$2,549,024
Power Assets Holdings, Ltd.	420,695	2,278,764
Sino Land Co., Ltd. (a)	2,244,435	2,923,553
Wharf Real Estate Investment Co., Ltd. (a)	589,945	3,069,995
		16,268,391
JAPAN — 8.7%
Canon, Inc. (a)	122,516	2,347,200
Daito Trust Construction Co., Ltd.	23,600	2,203,535
Japan Tobacco, Inc. (a)	194,506	3,960,014
Mitsubishi Chemical Holdings Corp.	414,900	2,508,408
Mitsubishi UFJ Financial Group, Inc.	421,600	1,862,480
MS&AD Insurance Group Holdings, Inc.	67,280	2,046,845
ORIX Corp.	135,800	2,084,121
		17,012,603
PORTUGAL — 2.0%
EDP - Energias de Portugal SA	618,959	3,904,779
SINGAPORE — 2.2%
Oversea-Chinese Banking Corp., Ltd.	269,033	2,047,798
Singapore Telecommunications, Ltd.	1,338,303	2,339,106
		4,386,904
SOUTH AFRICA — 0.9%
FirstRand, Ltd.	506,852	1,761,193
SOUTH KOREA — 2.7%
KT&G Corp. (b)	32,384	2,477,318
SK Telecom Co., Ltd.	12,883	2,822,566
		5,299,884
SPAIN — 3.5%
Enagas SA	157,913	3,471,098
Red Electrica Corp. SA	167,409	3,436,078
		6,907,176
SWEDEN — 2.7%
JM AB (a)	70,206	2,484,230
Svenska Handelsbanken AB Class A (b)	271,746	2,733,161
		5,217,391
SWITZERLAND — 2.6%
Swisscom AG	4,934	2,663,059
Zurich Insurance Group AG	5,588	2,361,127
		5,024,186
THAILAND — 1.0%
Thanachart Capital PCL NVDR	1,675,600	1,929,513
UNITED KINGDOM — 6.8%
GlaxoSmithKline PLC	119,978	2,200,932

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
IG Group Holdings PLC	345,750	$4,074,008
Janus Henderson Group PLC	118,492	3,852,175
Legal & General Group PLC	672,484	2,447,048
Ninety One PLC	218,744	685,335
		13,259,498
UNITED STATES — 16.9%
AT&T, Inc.	88,060	2,532,606
Brandywine Realty Trust REIT	196,192	2,336,647
Compass Minerals International, Inc.	48,279	2,979,780
Exxon Mobil Corp.	48,866	2,014,257
International Business Machines Corp.	20,160	2,537,741
LTC Properties, Inc. REIT	69,278	2,695,607
Mercury General Corp.	55,806	2,913,631
National Health Investors, Inc. REIT	39,142	2,707,452
Philip Morris International, Inc.	36,680	3,036,737
PPL Corp.	80,962	2,283,128
Redwood Trust, Inc. REIT	213,853	1,877,629
Umpqua Holdings Corp.	129,297	1,957,557
Universal Corp.	64,851	3,152,407
		33,025,179
TOTAL COMMON STOCKS (Cost $209,793,886)		194,593,076

SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c) (d)	99,746	99,766
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	11,701,286	$11,701,286
TOTAL SHORT-TERM INVESTMENTS (Cost $11,801,052)		11,801,052
TOTAL INVESTMENTS — 105.4% (Cost $221,594,938)		206,394,128
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(10,641,769)
NET ASSETS — 100.0%		$195,752,359
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$194,593,076	$—	$—	$194,593,076
Short-Term Investments	11,801,052	—	—	11,801,052
TOTAL INVESTMENTS	$206,394,128	$—	$—	$206,394,128
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	28.9%
Utilities	17.5
Real Estate	15.0
Communication Services	9.5
Consumer Staples	7.7
Energy	5.7
Information Technology	4.6
Materials	4.5
Consumer Discretionary	3.6
Industrials	1.3
Health Care	1.1
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

% of Net Assets
Short-Term Investments	6.0%
Liabilities in Excess of Other Assets	(5.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	30,739	$30,745	$5,127,089	$5,058,068	$—	$—	99,746	$99,766	$54
State Street Navigator Securities Lending Portfolio II	7,914,669	7,914,669	39,213,482	35,426,865	—	—	11,701,286	11,701,286	9,994
Total		$7,945,414	$44,340,571	$40,484,933	$—	$—		$11,801,052	$10,048
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 6.9%
APA Group Stapled Security	897,493	$6,683,114
AusNet Services	5,313,137	7,195,295
Commonwealth Bank of Australia	143,896	9,117,279
GPT Group REIT	1,633,616	5,672,610
IRESS, Ltd.	380,734	3,117,149
Orica, Ltd.	397,757	4,649,978
Sonic Healthcare, Ltd.	191,544	4,751,930
		41,187,355
BELGIUM — 0.7%
Groupe Bruxelles Lambert SA	40,781	4,117,549
CANADA — 17.8%
Algonquin Power & Utilities Corp. (a)	487,728	8,020,331
Allied Properties Real Estate Investment Trust	96,858	2,876,090
BCE, Inc.	212,913	9,096,432
Canadian Imperial Bank of Commerce	108,437	9,253,745
Canadian Utilities, Ltd. Class A	311,301	7,596,819
Capital Power Corp. (a)	230,230	6,321,386
Fortis, Inc.	140,832	5,748,245
National Bank of Canada (a)	113,210	6,366,063
Rogers Communications, Inc. Class B	141,807	6,596,140
Royal Bank of Canada	76,303	6,264,153
Shaw Communications, Inc. Class B (a)	473,722	8,306,868
Sun Life Financial, Inc.	130,203	5,784,529
TC Energy Corp. (a)	182,349	7,407,033
TELUS Corp.	457,025	9,043,642
Toronto-Dominion Bank	127,796	7,214,355
		105,895,831
CHINA — 3.3%
Bank of Communications Co., Ltd. Class H	14,580,000	7,709,460
China Merchants Bank Co., Ltd. Class H	750,500	4,742,741
Guangdong Investment, Ltd.	3,920,000	7,057,552
		19,509,753
FRANCE — 4.0%
Danone SA	77,506	5,098,193
Gecina SA REIT	30,230	4,671,574
TOTAL SE	329,334	14,224,367
		23,994,134
GERMANY — 4.6%
Grand City Properties SA	142,730	3,660,397
LEG Immobilien AG	36,361	5,652,836
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,633	5,535,453
TAG Immobilien AG	234,856	7,442,573
Security Description	Shares	Value
Vonovia SE	71,133	$5,201,198
		27,492,457
HONG KONG — 5.3%
CLP Holdings, Ltd.	693,000	6,408,184
Hang Lung Properties, Ltd.	2,727,000	7,192,189
HKT Trust & HKT, Ltd. Stapled Security	3,229,000	4,189,369
MTR Corp., Ltd.	975,000	5,451,002
PCCW, Ltd.	5,356,353	3,226,032
Sino Land Co., Ltd. (a)	3,987,607	5,194,172
		31,660,948
ITALY — 3.2%
Italgas SpA	1,183,911	7,532,586
Terna Rete Elettrica Nazionale SpA	870,625	6,657,832
UnipolSai Assicurazioni SpA	1,752,738	4,653,700
		18,844,118
JAPAN — 13.2%
Advance Residence Investment Corp. REIT	816	2,446,143
AEON REIT Investment Corp.	2,507	3,205,230
Chugoku Electric Power Co., Inc.	438,300	5,132,498
Daiwa House REIT Investment Corp.	1,336	3,302,312
Daiwa Securities Living Investments Corp. REIT	2,375	2,201,438
Electric Power Development Co., Ltd.	366,200	5,040,149
Frontier Real Estate Investment Corp. REIT	1,080	4,173,762
GLP J-REIT	1,735	2,732,442
Japan Excellent, Inc. REIT (a)	1,870	2,316,558
Japan Logistics Fund, Inc. REIT	841	2,480,357
Japan Real Estate Investment Corp. REIT	537	3,099,927
Kenedix Office Investment Corp. REIT	617	4,183,253
Mori Hills REIT Investment Corp.	1,865	2,570,483
MS&AD Insurance Group Holdings, Inc.	236,000	7,179,776
Nippon Accommodations Fund, Inc. REIT	389	2,185,287
Nippon Building Fund, Inc. REIT (a)	484	2,803,351
Sankyo Co., Ltd.	267,300	7,223,275
Sega Sammy Holdings, Inc.	404,600	6,375,943
Sekisui House Reit, Inc.	4,934	3,584,193
Toyota Motor Corp.	82,000	6,319,667
		78,556,044
MALAYSIA — 1.2%
Malayan Banking Bhd	3,501,300	7,363,828

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	1,331,465	$4,505,677
NORWAY — 2.6%
Entra ASA (a)(b)	235,861	5,349,740
Telenor ASA	590,446	10,061,501
		15,411,241
RUSSIA — 1.0%
Inter Rao Use PJSC (c)	78,647,550	5,660,028
SAUDI ARABIA — 1.4%
Al Rajhi Bank	423,484	8,308,035
SINGAPORE — 1.5%
Singapore Technologies Engineering, Ltd.	3,062,600	8,851,914
SOUTH AFRICA — 1.1%
SPAR Group, Ltd.	490,878	6,334,168
SOUTH KOREA — 3.0%
Hanon Systems (a)	597,238	8,934,104
SK Telecom Co., Ltd.	41,795	9,156,964
		18,091,068
SPAIN — 4.2%
Enagas SA	368,041	8,089,936
Endesa SA (a)	306,037	8,368,992
Red Electrica Corp. SA	411,170	8,439,285
		24,898,213
SWITZERLAND — 10.6%
Allreal Holding AG	15,187	3,496,300
Baloise Holding AG	35,100	6,254,030
Banque Cantonale Vaudoise	45,992	5,010,498
Cembra Money Bank AG	48,298	5,857,283
Helvetia Holding AG	71,854	7,592,244
Novartis AG	65,372	6,186,286
SGS SA	2,080	6,282,708
Swiss Prime Site AG	74,465	7,320,560
Swisscom AG	13,098	7,069,468
Zurich Insurance Group AG	19,495	8,237,324
		63,306,701
TAIWAN — 4.5%
CTBC Financial Holding Co., Ltd.	8,954,000	6,277,806
E.Sun Financial Holding Co., Ltd.	3,796,000	3,451,769
Fubon Financial Holding Co., Ltd.	3,814,000	6,345,808
Mega Financial Holding Co., Ltd.	6,070,000	6,437,682
Taishin Financial Holding Co., Ltd.	9,424,859	4,444,423
		26,957,488
Security Description	Shares	Value
UNITED KINGDOM — 8.3%
Britvic PLC	299,936	$3,329,178
GlaxoSmithKline PLC	378,604	6,945,286
Moneysupermarket.com Group PLC	814,954	2,903,086
National Grid PLC	676,007	7,993,183
Severn Trent PLC	205,740	6,437,496
Tate & Lyle PLC	812,304	7,488,392
Unilever PLC	166	9,966
Unilever PLC	101,040	6,127,596
United Utilities Group PLC	666,831	8,158,142
		49,392,325
TOTAL COMMON STOCKS (Cost $557,888,744)		590,338,875

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d) (e)	122,946	122,971
State Street Navigator Securities Lending Portfolio II (f) (g)	19,402,835	19,402,835
TOTAL SHORT-TERM INVESTMENTS (Cost $19,525,806)		19,525,806
TOTAL INVESTMENTS — 102.5% (Cost $577,414,550)		609,864,681
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(15,005,311)
NET ASSETS — 100.0%		$594,859,370
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$590,338,875	$—	$—	$590,338,875
Short-Term Investments	19,525,806	—	—	19,525,806
TOTAL INVESTMENTS	$609,864,681	$—	$—	$609,864,681
Sector Breakdown as of December 31, 2020

% of Net Assets
Financials	25.8%
Utilities	22.3
Real Estate	17.6
Communication Services	12.0
Consumer Discretionary	5.3
Consumer Staples	4.8
Energy	3.6
Industrials	3.5
Health Care	3.0
Materials	0.8
Information Technology	0.5
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,665,530	$4,666,463	$10,516,289	$15,059,781	$(467)	$467	122,946	$122,971	$243
State Street Navigator Securities Lending Portfolio II	11,138,775	11,138,775	51,832,494	43,568,434	—	—	19,402,835	19,402,835	40,054
Total		$15,805,238	$62,348,783	$58,628,215	$(467)	$467		$19,525,806	$40,297
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 6.0%
AES Tiete Energia SA	60,661	$193,047
Aliansce Sonae Shopping Centers SA (a)	84,100	472,295
Alliar Medicos A Frente SA	21,940	46,886
Alupar Investimento SA	66,483	346,738
Anima Holding SA (a)	109,839	761,273
Arezzo Industria e Comercio SA	47,323	621,170
Banco ABC Brasil SA Preference Shares	94,488	285,054
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	97,700	274,054
Banco Pan SA Preference Shares	154,900	284,201
BK Brasil Operacao e Assessoria a Restaurantes SA	115,769	242,941
BR Malls Participacoes SA (a)	499,700	952,414
BR Properties SA	123,793	235,946
BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,200	58,719
C&A Modas Ltda	57,500	142,693
Camil Alimentos SA	47,104	100,389
Cia de Locacao das Americas	227,917	1,286,097
Cia de Saneamento de Minas Gerais-COPASA	106,500	336,260
Cia de Saneamento do Parana Preference Shares	389,007	381,952
Cia de Saneamento do Parana	80,093	400,912
Cia Energetica de Sao Paulo Class B, Preference Shares	78,700	438,939
Cia Energetica do Ceara Class A, Preference Shares	1,000	11,551
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	54,757	201,457
Cia Hering	123,506	408,263
Construtora Tenda SA	52,615	305,812
Cosan Logistica SA (a)	63,600	226,644
CVC Brasil Operadora e Agencia de Viagens SA (a)	127,113	503,636
Cyrela Brazil Realty SA Empreendimentos e Participacoes	174,800	992,088
Dimed SA Distribuidora da Medicamentos	33,200	139,340
Direcional Engenharia SA	169,384	426,868
Duratex SA	184,700	680,597
EcoRodovias Infraestrutura e Logistica SA (a)	143,095	368,330
EDP - Energias do Brasil SA	146,500	554,219
Embraer SA (a)	410,100	698,738
Enauta Participacoes SA	107,401	245,024
Security Description	Shares	Value
Even Construtora e Incorporadora SA	77,144	$178,520
Ez Tec Empreendimentos e Participacoes SA	99,594	822,568
Fleury SA	111,619	580,637
Gafisa SA (a)	316,722	265,246
Grendene SA	154,375	249,059
Grupo SBF SA (a)	53,417	305,640
Guararapes Confeccoes SA	45,300	130,034
Iguatemi Empresa de Shopping Centers SA	46,788	334,638
Instituto Hermes Pardini SA	54,208	235,755
International Meal Co. Alimentacao SA Class A (a)	150,588	122,055
Iochpe Maxion SA	86,738	258,835
IRB Brasil Resseguros SA	606,600	955,294
Jereissati Participacoes SA	19,300	97,685
JHSF Participacoes SA	175,991	264,620
JSL SA (a)	2,910	6,062
Light SA (a)	143,824	672,851
Linx SA	98,666	711,568
Locaweb Servicos de Internet SA (b)	50,500	782,360
LOG Commercial Properties e Participacoes SA	20,103	132,402
Log-in Logistica Intermodal SA (a)	64,800	201,853
LPS Brasil Consultoria de Imoveis SA (a)	62,200	59,635
Mahle-Metal Leve SA	39,420	159,146
Marcopolo SA Preference Shares	513,474	283,715
Marisa Lojas SA (a)	66,300	86,924
Metalurgica Gerdau SA Preference Shares	492,125	1,066,830
Mills Estruturas e Servicos de Engenharia SA (a)	47,600	56,359
Minerva SA	141,746	277,805
Moura Dubeux Engenharia S/A (a)	32,400	72,358
Movida Participacoes SA	143,688	571,244
MRV Engenharia e Participacoes SA	256,958	937,460
Odontoprev SA	140,200	392,728
Oi SA (a)	3,647,756	1,545,005
Omega Geracao SA (a)	60,125	467,184
Petro Rio SA (a)	64,900	877,003
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	32,100	37,698
Qualicorp Consultoria e Corretora de Seguros SA	155,386	1,046,437
Randon SA Implementos e Participacoes Preference Shares	217,108	672,114
Santos Brasil Participacoes SA	306,739	310,034
Sao Martinho SA	104,462	550,245
Ser Educacional SA (b)	59,482	178,874

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
SIMPAR SA (a)	36,400	$248,567
Sinqia SA (a)	28,500	128,942
SLC Agricola SA	80,827	427,150
Smiles Fidelidade SA	41,932	189,308
Tecnisa SA (a)	29,900	57,507
Tegma Gestao Logistica SA	49,750	258,318
Transmissora Alianca de Energia Eletrica SA	199,700	1,281,429
Trisul SA	39,700	93,628
Tupy SA (a)	38,319	154,701
Unipar Carbocloro SA Preference Shares	32,135	316,698
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (a)	63,650	115,066
Vivara Participacoes SA	55,300	313,646
Wilson Sons, Ltd.	13,500	117,529
Wiz Solucoes e Corretagem de Seguros SA	97,746	151,299
YDUQS Participacoes SA	169,000	1,071,095
		35,505,910
CHILE — 1.0%
AES Gener SA	1,382,961	229,293
Aguas Andinas SA Class A	1,493,305	481,284
Besalco SA	134,756	68,268
CAP SA	57,720	775,422
Cia Sud Americana de Vapores SA (a)	7,844,307	316,532
Embotelladora Andina SA Class B, Preference Shares	174,944	450,349
Engie Energia Chile SA	264,624	324,029
Inversiones Aguas Metropolitanas SA	480,760	399,000
Inversiones La Construccion SA	37,180	245,948
Parque Arauco SA	433,724	709,952
Ripley Corp. SA	775,122	241,101
Salfacorp SA	391,598	225,396
SMU SA	2,161,434	325,508
Sociedad Matriz SAAM SA	4,843,233	383,641
SONDA SA	237,202	145,713
Vina Concha y Toro SA	451,537	784,041
		6,105,477
CHINA — 14.7%
263 Network Communications Co., Ltd. Class A	64,200	58,699
361 Degrees International, Ltd.	741,000	103,211
500.com, Ltd. Class A, ADR (a)(c)	20,221	181,989
5I5J Holding Group Co., Ltd. Class A	164,790	102,983
Advanced Technology & Materials Co., Ltd. Class A (a)	46,600	47,485
Security Description	Shares	Value
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	36,538	$56,523
All Winner Technology Co., Ltd. Class A	16,900	83,893
Alpha Group Class A (a)	117,600	110,239
Alphamab Oncology (a)(b)	240,000	503,905
Anhui Construction Engineering Group Co., Ltd. Class A	104,100	60,569
Anhui Expressway Co., Ltd. Class H	280,000	167,194
Anhui Genuine New Materials Co., Ltd. Class A	20,100	91,920
Anhui Guangxin Agrochemical Co., Ltd. Class A (a)	24,200	89,288
Anhui Guozhen Environment Protection Technology JSC, Ltd. Class A	18,800	25,986
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	71,792	69,508
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	63,800	67,368
Anhui Korrun Co., Ltd. Class A	29,400	118,023
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	38,140	54,422
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	52,500	69,013
Anhui Xinhua Media Co., Ltd. Class A	59,200	43,284
Anton Oilfield Services Group (a)(c)	1,436,000	80,561
Aoshikang Technology Co., Ltd. Class A	5,300	49,120
Aoyuan Healthy Life Group Co., Ltd. (c)	76,000	49,008
Ascentage Pharma Group International (a)(b)	114,800	570,014
Ascletis Pharma, Inc. (a)(b)(c)	221,000	81,801
Asia Cement China Holdings Corp.	245,000	223,392
Asiainfo Technologies, Ltd. (a)(b)(c)	191,350	274,914
Babytree Group (a)(b)	71,000	13,460
BAIOO Family Interactive, Ltd. (b)	706,000	84,678
Bank of Gansu Co., Ltd. Class H (a)	889,000	174,272
Baosheng Science and Technology Innovation Co., Ltd. Class A	199,800	133,781
Baoye Group Co., Ltd. Class H (a)	70,000	34,306
BC Technology Group, Ltd. (a)	39,500	91,595
Beijing Capital Land, Ltd. Class H (c)	1,212,400	204,833

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Beijing Career International Co., Ltd. Class A	9,300	$77,445
Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	38,087	40,393
Beijing Certificate Authority Co., Ltd. Class A	9,000	54,790
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	66,500	187,823
Beijing Cisri-Gaona Materials & Technology Co., Ltd. Class A	14,700	81,344
Beijing Ctrowell Technology Corp., Ltd. Class A	37,200	67,166
Beijing Enterprises Urban Resources Group, Ltd. (a)	908,000	259,969
Beijing Forever Technology Co., Ltd. Class A	28,500	43,825
Beijing GeoEnviron Engineering & Technology, Inc. Class A	47,600	102,722
Beijing Global Safety Technology Co., Ltd. Class A	8,200	41,185
Beijing Jetsen Technology Co., Ltd. Class A (a)	124,300	61,799
Beijing Konruns Pharmaceutical Co., Ltd. Class A	8,700	49,522
Beijing North Star Co., Ltd. Class A	291,500	102,302
Beijing Philisense Technology Co., Ltd. Class A (a)	36,900	23,799
Beijing Sanju Environmental Protection and New Material Co., Ltd. Class A	98,900	86,468
Beijing Shuzhi Technology Co., Ltd. Class A	78,300	45,196
Beijing SPC Environment Protection Tech Co., Ltd. Class A	84,500	69,976
Beijing SuperMap Software Co., Ltd. Class A	16,700	47,401
Beijing Tongtech Co., Ltd. Class A	14,800	104,109
Beijing Ultrapower Software Co., Ltd. Class A (a)	78,800	61,981
Beijing VRV Software Corp., Ltd. Class A	68,500	58,730
Beijing Wanji Technology Co., Ltd. Class A	10,520	74,034
Beijing Watertek Information Technology Co., Ltd. Class A	82,300	53,586
Beijing Zhidemai Technology Co., Ltd. Class A	3,700	51,758
Beijing Zhong Ke San Huan High-Tech Co., Ltd. Class A	34,000	49,456
Beijing Zuojiang Technology Co., Ltd. Class A	3,100	27,595
Beken Corp. Class A	9,500	124,704
BEST, Inc. ADR (a)(c)	131,808	268,888
Security Description	Shares	Value
Bestsun Energy Co., Ltd. Class A	84,000	$65,554
Better Life Commercial Chain Share Co., Ltd. Class A	70,000	91,047
Biem.L.Fdlkk Garment Co., Ltd. Class A	28,730	71,818
Bright Scholar Education Holdings, Ltd. ADR (c)	19,920	114,739
C&D International Investment Group, Ltd.	91,000	140,833
C&D Property Management Group Co., Ltd. (a)	91,000	36,382
Camel Group Co., Ltd. Class A	78,940	113,611
Canny Elevator Co., Ltd. Class A	31,800	48,116
CAR, Inc. (a)(c)	354,000	170,749
Cayman Engley Industrial Co., Ltd.	31,000	117,499
CCS Supply Chain Management Co., Ltd. Class A	46,815	37,543
CECEP Wind-Power Corp. Class A	197,600	104,326
Central China New Life, Ltd.	124,000	105,548
Central China Real Estate, Ltd.	420,000	195,000
CGN New Energy Holdings Co Ltd (a)(c)	1,854,000	291,711
CGN Nuclear Technology Development Co., Ltd. Class A	45,900	77,717
Changchun Faway Automobile Components Co., Ltd. Class A	10,100	15,609
Changzhou Tronly New Electronic Materials Co., Ltd. Class A	25,300	55,182
Chaowei Power Holdings, Ltd.	755,000	308,666
Cheetah Mobile, Inc. ADR (c)	18,348	33,026
ChemPartner PharmaTech Co., Ltd. Class A (a)	30,200	68,473
Chengdu Fusen Noble-House Industrial Co., Ltd. Class A	79,400	172,692
Chengdu Hongqi Chain Co., Ltd. Class A	57,599	58,604
Chengdu Jiafaantai Education Technology Co., Ltd. Class A	27,800	57,340
Chengdu Santai Holding Group Co., Ltd. Class A (a)	35,100	30,958
China Aerospace International Holdings, Ltd.	2,340,000	137,312
China Aircraft Leasing Group Holdings, Ltd. (c)	530,500	458,398
China Bester Group Telecom Co., Ltd. Class A	16,000	35,637
China Beststudy Education Group	184,000	71,190
China BlueChemical, Ltd. Class H	1,928,000	305,840

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
China Building Material Test & Certification Group Co., Ltd. Class A	24,920	$75,029
China CAMC Engineering Co., Ltd. Class A	75,400	82,286
China CYTS Tours Holding Co., Ltd. Class A	60,900	96,178
China Datang Corp. Renewable Power Co., Ltd. Class H	1,383,000	217,603
China Design Group Co., Ltd. Class A	26,100	43,991
China Dongxiang Group Co., Ltd.	4,382,000	457,762
China Everbright Greentech, Ltd. (b)(c)	282,000	124,382
China Express Airlines Co., Ltd. Class A	48,600	94,632
China Fangda Group Co., Ltd. Class B	475,450	185,793
China Foods, Ltd.	758,000	248,305
China Forestry Holdings Co., Ltd. (a)(c)(d)	1,642,000	—
China Hanking Holdings, Ltd.	120,000	21,202
China Harmony Auto Holding, Ltd. (c)	724,000	344,546
China Harzone Industry Corp., Ltd. Class A (a)	46,100	71,102
China High Speed Railway Technology Co., Ltd. Class A	187,300	73,229
China Hongxing Sports, Ltd. (a)(c)(d)	4,053,000	—
China Huiyuan Juice Group, Ltd. (a)(d)	1,494,400	97,329
China Index Holdings, Ltd. ADR (a)(c)	37,396	73,670
China Isotope & Radiation Corp.	23,200	80,486
China Kepei Education Group, Ltd.	278,000	193,607
China Kings Resources Group Co., Ltd. Class A	7,900	35,872
China Lilang, Ltd.	620,000	422,990
China Logistics Property Holdings Co., Ltd. (a)(b)(c)	1,251,000	732,480
China Maple Leaf Educational Systems, Ltd. (c)	1,342,000	353,074
China Modern Dairy Holdings, Ltd. (a)(c)	2,442,000	585,789
China New Higher Education Group, Ltd. (b)	487,000	302,732
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A (a)	73,700	57,629
China Oriental Group Co., Ltd. (c)	358,000	95,111
Security Description	Shares	Value
China Power International Development, Ltd.	1,129,000	$241,704
China Railway Tielong Container Logistics Co., Ltd. Class A	56,800	52,633
China Rare Earth Holdings, Ltd. (a)	1,828,400	95,501
China Renaissance Holdings, Ltd. (b)	104,700	214,157
China Resources Medical Holdings Co., Ltd. (c)	623,500	535,542
China Risun Group, Ltd. (c)	226,000	80,445
China Sanjiang Fine Chemicals Co., Ltd.	222,000	69,287
China Science Publishing & Media, Ltd. Class A	29,000	42,228
China Shineway Pharmaceutical Group, Ltd.	353,000	241,742
China Silver Group, Ltd. (a)	994,000	108,965
China South City Holdings, Ltd.	1,002,000	148,610
China Tian Lun Gas Holdings, Ltd.	191,500	184,490
China Tianying, Inc. Class A (a)	132,200	83,634
China Travel International Investment Hong Kong, Ltd. (a)(c)	3,478,000	475,464
China West Construction Group Co., Ltd. Class A	83,300	112,577
China Xinhua Education Group, Ltd. (b)	521,000	173,356
China Yongda Automobiles Services Holdings, Ltd.	912,000	1,507,875
China Yurun Food Group, Ltd. (a)(c)	1,036,000	84,175
China ZhengTong Auto Services Holdings, Ltd. (a)(c)	871,000	96,605
China Zhongwang Holdings, Ltd. (a)(c)	368,400	69,367
Chinasoft International, Ltd.	1,888,000	2,106,205
Chlitina Holding, Ltd.	68,678	483,958
Chongqing Department Store Co., Ltd. Class A	20,300	90,303
Chongqing Dima Industry Co., Ltd. Class A	98,000	41,181
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	22,000	55,706
Chongqing Iron & Steel Co., Ltd. Class A (a)	346,100	78,845
Chongqing Pharscin Pharmaceutical Co., Ltd. Class A	20,800	42,966
Chongqing Zaisheng Technology Corp., Ltd. Class A	34,800	73,118
Chongqing Zongshen Power Machinery Co., Ltd. Class A	37,500	44,504

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
CIMC Enric Holdings, Ltd. (c)	316,000	$189,098
Cinda Real Estate Co., Ltd. Class A	92,500	57,664
Cisen Pharmaceutical Co., Ltd. Class A	26,900	57,596
CITIC Guoan Information Industry Co., Ltd. Class A (a)	212,700	77,266
CITIC Press Corp. Class A	4,800	31,334
CITIC Resources Holdings, Ltd. (a)	2,527,000	96,141
CITIC Telecom International Holdings, Ltd.	1,911,000	601,358
Client Service International, Inc. Class A	15,700	55,027
CMGE Technology Group, Ltd. (c)	604,000	214,995
CMST Development Co., Ltd. Class A (a)	121,900	86,500
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	84,200	71,931
COFCO Meat Holdings, Ltd. (c)	1,121,000	388,902
Cogobuy Group (a)(b)	492,000	96,448
Colour Life Services Group Co., Ltd. (c)	518,000	232,483
Consun Pharmaceutical Group, Ltd.	510,600	200,846
CooTek Cayman, Inc. ADR (a)(c)	9,944	27,545
COSCO SHIPPING Ports, Ltd.	722,000	501,890
Cosonic Intelligent Technologies Co., Ltd. Class A	10,400	29,951
CPMC Holdings, Ltd. (c)	529,000	244,243
CQ Pharmaceutical Holding Co., Ltd. Class A	68,800	55,068
CSG Smart Science&Technology Co., Ltd. Class A (a)	41,400	65,701
CSPC Innovation Pharmaceutical Co., Ltd. Class A	8,700	25,056
CSSC Hong Kong Shipping Co., Ltd.	356,000	50,045
CSSC Science & Technology Co., Ltd. Class A	34,500	72,487
CStone Pharmaceuticals (a)(b)	358,500	466,050
CT Environmental Group, Ltd. (a)(c)(d)	3,217,900	70,551
CTS International Logistics Corp., Ltd. Class A	67,730	96,852
DaFa Properties Group, Ltd.	92,000	83,886
Dalian Bio-Chem Co., Ltd. Class A	12,000	28,187
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	105,300	65,158
Daqo New Energy Corp. ADR (a)	40,590	2,328,242
Security Description	Shares	Value
Dare Power Dekor Home Co., Ltd. Class A	36,400	$78,216
Dazhong Transportation Group Co., Ltd. Class B	248,500	74,550
Dazzle Fashion Co., Ltd. Class A	18,480	54,245
Dexin China Holdings Co., Ltd.	184,000	70,241
Do-Fluoride Chemicals Co., Ltd. Class A	28,200	86,944
Dongfang Electronics Co., Ltd. Class A	58,700	44,545
Dongguan Eontec Co., Ltd. Class A	30,200	40,675
Dongjiang Environmental Co., Ltd. Class A	41,500	56,405
Dongjiang Environmental Co., Ltd. Class H (c)	150,800	105,994
Dongyue Group, Ltd.	653,000	517,930
Duiba Group, Ltd. (a)	190,000	61,260
Dynagreen Environmental Protection Group Co., Ltd. Class A	50,900	67,614
East Group Co., Ltd. Class A	115,600	141,639
Edvantage Group Holdings, Ltd.	122,000	140,348
EEKA Fashion Holdings, Ltd. (c)	103,000	189,957
E-House China Enterprise Holdings, Ltd.	384,900	352,939
Electric Connector Technology Co., Ltd. Class A	13,500	70,589
Essex Bio-technology, Ltd.	317,000	174,570
Eternal Asia Supply Chain Management, Ltd. Class A	137,700	92,413
Everbright Jiabao Co., Ltd. Class A	98,750	51,376
Fangda Special Steel Technology Co., Ltd. Class A (a)	108,472	115,874
Fanhua, Inc. ADR (c)	39,921	480,649
Fantasia Holdings Group Co., Ltd. (c)	280,500	48,837
Feitian Technologies Co., Ltd. Class A	20,600	65,574
FIH Mobile, Ltd. (a)(c)	1,877,000	229,970
FinVolution Group ADR (c)	63,553	169,687
First Tractor Co., Ltd. Class A (a)	50,200	94,038
First Tractor Co., Ltd. Class H (a)	124,500	61,497
Focused Photonics Hangzhou, Inc. Class A (a)	16,900	30,358
Foran Energy Group Co., Ltd. Class A	7,400	20,571
Foshan Nationstar Optoelectronics Co., Ltd. Class A	32,800	51,497
FriendTimes, Inc. (c)	376,000	96,499

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Fuan Pharmaceutical Group Co., Ltd. Class A	38,100	$28,912
Fufeng Group, Ltd.	1,151,600	430,707
Fujian Aonong Biological Technology Group, Inc., Ltd. Class A	27,300	52,065
Fujian Boss Software Development Co., Ltd. Class A	10,600	46,827
Fujian Cement, Inc. Class A	13,300	16,705
Fujian Green Pine Co., Ltd. Class A	25,200	72,885
Fujian Longking Co., Ltd. Class A	56,400	77,091
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	27,180	67,274
GCI Science & Technology Co., Ltd. Class A	25,177	65,029
GCL Energy Technology Co., Ltd. (a)	53,300	51,112
Genertec Universal Medical Group Co., Ltd. (b)	924,400	690,273
Genimous Technology Co., Ltd. Class A	95,660	98,065
Getein Biotech, Inc. Class A	31,240	164,599
Global Top E-Commerce Co., Ltd. Class A (a)	102,100	80,779
Goke Microelectronics Co., Ltd. Class A	11,700	78,863
Goldcard Smart Group Co., Ltd.	5,300	10,320
GoldenHome Living Co., Ltd. Class A	7,780	59,817
Goldenmax International Technology, Ltd. Class A (a)	25,100	35,660
Goodbaby International Holdings, Ltd. (a)	915,000	123,906
Grand Baoxin Auto Group, Ltd. (a)(c)	692,601	74,139
Greattown Holdings, Ltd. Class A	118,200	73,140
Greatview Aseptic Packaging Co., Ltd.	991,048	578,996
GreenTree Hospitality Group, Ltd. ADR (c)	15,564	208,558
Grinm Advanced Materials Co., Ltd. Class A	54,100	111,254
Guangdong Chant Group, Inc. Class A	64,700	75,688
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (a)	107,000	77,244
Guangdong Ellington Electronics Technology Co., Ltd. Class A	33,600	41,117
Guangdong Goworld Co., Ltd. Class A	22,800	40,254
Security Description	Shares	Value
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	118,600	$96,754
Guangdong Shaoneng Group Co., Ltd. Class A	45,200	46,545
Guangdong Shenglu Telecommunication Tech Co., Ltd. Class A (a)	33,700	35,222
Guangdong Topstar Technology Co., Ltd. Class A	12,200	65,257
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	33,500	56,825
Guangxi Liugong Machinery Co., Ltd. Class A	97,920	110,933
Guangxi Wuzhou Zhongheng Group Co., Ltd. Class A	118,600	56,045
Guangzhou Great Power Energy & Technology Co., Ltd. Class A (a)	22,200	89,803
Guangzhou Hi-Target Navigation Tech Co., Ltd. Class A (a)	39,500	63,050
Guangzhou Shangpin Home Collection Co., Ltd. Class A	17,200	210,901
Guangzhou Zhiguang Electric Co., Ltd. Class A	43,900	50,477
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	72,000	86,777
Guizhou Broadcasting & TV Information Network Co., Ltd. Class A	39,700	33,365
Guizhou Gas Group Corp., Ltd. Class A	47,300	92,465
Guizhou Panjiang Refined Coal Co., Ltd. Class A	167,687	203,135
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A (a)	99,200	129,485
Guomai Technologies, Inc. Class A	39,700	44,548
Guorui Properties, Ltd.	1,105,000	109,733
Haichang Ocean Park Holdings, Ltd. (a)(b)	770,000	47,170
Hailiang Education Group, Inc. ADR (a)(c)	2,615	172,198
Hailir Pesticides and Chemicals Group Co., Ltd. Class A	19,180	60,197
Hainan Ruize New Building Material Co., Ltd. Class A (a)	87,200	69,796
Haitong UniTrust International Leasing Co., Ltd. Class H	310,000	56,772
Hand Enterprise Solutions Co., Ltd. Class A (a)	14,900	18,027
Hangxiao Steel Structure Co., Ltd. Class A	238,700	137,783
Hangzhou Century Co., Ltd. Class A	43,100	60,039

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Hangzhou Chang Chuan Technology Co., Ltd. Class A (a)	21,800	$101,104
Hangzhou Zhongheng Electric Co., Ltd. Class A	39,800	55,075
Haoyun Technologies Co., Ltd. Class A	32,600	44,259
Harbin Electric Co., Ltd. Class H (a)(c)	722,000	206,715
Harbin Gloria Pharmaceuticals Co., Ltd. Class A (a)	118,500	58,369
HBIS Resources Co., Ltd. Class A	42,800	163,976
Hebei Chengde Lolo Co. Class A	49,390	53,977
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	55,300	267,960
Hebei Sitong New Metal Material Co., Ltd. Class A	22,900	50,935
Henan Lingrui Pharmaceutical Co. Class A	39,500	51,498
Henan Pinggao Electric Co., Ltd. Class A	94,900	104,298
Henan Shenhuo Coal & Power Co., Ltd. Class A	86,600	106,373
Henan Thinker Automatic Equipment Co., Ltd. Class A	9,600	35,923
Henan Yicheng New Energy Co., Ltd. Class A (a)	66,300	62,456
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	61,496
Henan Zhongyuan Expressway Co., Ltd. Class A	77,600	40,492
Hengxing Gold Holding Co., Ltd.	208,000	80,208
Hitevision Co., Ltd. Class A (a)	12,400	41,743
Hollysys Automation Technologies, Ltd.	49,762	731,004
Homeland Interactive Technology, Ltd.	286,000	194,015
Hongda Xingye Co., Ltd. Class A	115,300	53,243
Honghua Group, Ltd. (a)(c)	900,000	28,786
Hua Medicine (a)(b)(c)	312,500	233,352
Huafon Microfibre Shanghai Technology Co., Ltd.	81,900	74,504
Huafu Fashion Co., Ltd. Class A	87,100	59,661
Huami Corp. ADR (a)(c)	11,383	134,889
Huangshan Tourism Development Co., Ltd. Class B	428,961	319,147
Huapont Life Sciences Co., Ltd. Class A	16,400	13,985
Huawen Media Group Class A (a)	120,200	47,180
Hubei Xingfa Chemicals Group Co., Ltd. Class A	35,200	59,762
Security Description	Shares	Value
Huifu Payment, Ltd. (a)(b)(c)	177,200	$77,015
Huijing Holdings Co., Ltd. (c)	180,000	47,357
Huizhou Speed Wireless Technology Co., Ltd. Class A	10,700	21,609
Hunan Aihua Group Co., Ltd. Class A	14,900	61,466
Hunan Gold Corp., Ltd. Class A	36,800	48,205
Hunan New Wellful Co., Ltd. Class A	32,400	40,097
Hwa Create Co., Ltd. Class A (a)	26,300	39,875
HY Energy Group Co., Ltd. Class A (a)	73,900	71,663
HyUnion Holding Co., Ltd. Class A (a)	70,600	79,982
iDreamSky Technology Holdings, Ltd. (a)(b)(c)	383,600	202,836
IKD Co., Ltd. Class A	9,900	23,772
INESA Intelligent Tech, Inc. Class B	114,900	51,590
Inke, Ltd. (a)	946,000	134,204
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	205,200	199,249
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A (a)	295,500	98,248
Innuovo Technology Co., Ltd. Class A (a)	54,300	45,719
Inspur Software Co., Ltd. Class A	21,500	51,594
IReader Technology Co., Ltd. Class A	31,100	160,846
JC Finance & Tax Interconnect Holdings, Ltd. Class A (a)	48,300	57,990
Jh Educational Technology, Inc.	270,000	138,241
Jiangling Motors Corp., Ltd. Class A	24,700	78,472
Jiangnan Group, Ltd.	756,000	43,387
Jiangnan Mould and Plastic Technology Co., Ltd. Class A	32,700	27,432
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	263,500	133,440
Jiangsu Dingsheng New Energy Materials Co., Ltd. Class A	23,500	55,308
Jiangsu Gian Technology Co., Ltd. Class A	6,050	49,179
Jiangsu Guomao Reducer Co., Ltd. Class A	20,000	81,827
Jiangsu Guotai International Group Co., Ltd. Class A	61,500	68,442
Jiangsu Hoperun Software Co., Ltd. Class A (a)	41,100	61,935
Jiangsu Huaxicun Co., Ltd. Class A	47,000	56,718
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	213,600	140,720

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	27,600	$184,803
Jiangsu Kanion Pharmaceutical Co., Ltd. Class A	26,100	40,858
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	35,100	38,198
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	138,200	129,762
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	25,015	94,836
Jiayou International Logistics Co., Ltd. Class A	14,840	49,134
Jiayuan International Group, Ltd.	487,167	192,885
Jilin Electric Power Co., Ltd. Class A (a)	47,700	31,351
Jinchuan Group International Resources Co., Ltd. (c)	2,273,000	299,008
Jingjin Environmental Protection Co., Ltd. Class A	7,000	19,804
Jingrui Holdings, Ltd. (c)	464,000	137,635
JinkoSolar Holding Co., Ltd. ADR (a)(c)	25,072	1,551,205
Jinneng Science&Technology Co., Ltd. Class A (a)	49,500	124,576
Jinyuan EP Co., Ltd. Class A	83,400	96,537
Jiuzhitang Co., Ltd. Class A	63,000	76,318
Jizhong Energy Resources Co., Ltd. Class A	248,600	159,186
JNBY Design, Ltd.	112,000	130,000
Jointo Energy Investment Co., Ltd. Hebei Class A	60,400	52,157
Jones Tech PLC Class A	15,300	53,790
Joy City Property, Ltd.	1,582,000	96,913
JSTI Group Class A	31,000	28,392
Ju Teng International Holdings, Ltd.	967,500	289,482
Julong Co., Ltd. Class A	26,000	35,738
Jushri Technologies, Inc. Class A	14,220	94,776
Kaisa Prosperity Holdings, Ltd. (c)	24,750	60,966
Kama Co., Ltd. Class B (a)	286,600	110,054
Kandi Technologies Group, Inc. (a)(c)	38,210	263,649
Kasen International Holdings, Ltd. (a)	334,000	31,445
Keeson Technology Corp., Ltd. Class A	9,100	33,855
KingClean Electric Co., Ltd. Class A	22,700	105,627
Konka Group Co., Ltd. Class A	77,900	79,259
Konka Group Co., Ltd. Class B	668,800	213,047
KPC Pharmaceuticals, Inc. Class A	34,900	46,468
Security Description	Shares	Value
KTK Group Co., Ltd. Class A	5,700	$12,634
Kunshan Kersen Science & Technology Co., Ltd. Class A (a)	22,300	39,509
Kunwu Jiuding Investment Holdings Co., Ltd. Class A (a)	17,200	51,759
Lanzhou Minbai Shareholding Group Co., Ltd. Class A (a)	57,400	56,723
Launch Tech Co., Ltd. Class H (a)	197,700	107,597
Leon Technology Co., Ltd. Class A	17,800	33,454
LexinFintech Holdings, Ltd. ADR (a)(c)	36,896	247,203
LianChuang Electronic Technology Co., Ltd. Class A	47,200	75,123
Lier Chemical Co., Ltd. Class A (a)	32,800	105,519
Lifetech Scientific Corp. (a)	2,408,000	1,381,972
LingNan Eco&Culture-Tourism Co., Ltd. Class A	132,300	73,108
Liuzhou Iron & Steel Co., Ltd. Class A	63,200	50,489
Loncin Motor Co., Ltd. Class A	186,000	100,206
Lonking Holdings, Ltd.	1,908,000	590,571
Lu Thai Textile Co., Ltd. Class B	123,000	62,025
Luoniushan Co., Ltd. Class A	60,400	83,395
Luoyang Glass Co., Ltd. Class A (a)	42,000	125,936
Lushang Health Industry Development Co., Ltd. Class A	48,600	63,736
LVGEM China Real Estate Investment Co., Ltd.	560,000	168,278
Macrolink Culturaltainment Development Co., Ltd. Class A (a)	128,300	48,384
Maoye Commericial Co., Ltd. Class A	80,323	46,117
Markor International Home Furnishings Co., Ltd. Class A (a)	132,100	92,924
Mayinglong Pharmaceutical Group Co., Ltd. Class A	20,100	62,311
Meitu, Inc. (a)(b)	1,742,000	323,514
Misho Ecology & Landscape Co., Ltd. Class A	29,300	30,578
MMG, Ltd. (a)(c)	1,316,000	571,964
Mobvista, Inc. (a)(b)(c)	258,000	160,380
Mulsanne Group Holding, Ltd. (a)(b)(c)	114,000	72,630
Myhome Real Estate Development Group Co., Ltd. Class A (a)	28,600	17,081
MYS Group Co., Ltd. Class A	85,600	52,704

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Nanfang Zhongjin Environment Co., Ltd. Class A	78,000	$36,979
Nanjing Chervon Auto Precision Technology Co., Ltd. Class A	12,400	38,422
Nanjing Panda Electronics Co., Ltd. Class A	39,400	45,424
Nanjing Yunhai Special Metals Co., Ltd. Class A	15,500	31,541
Nantong Jianghai Capacitor Co., Ltd. Class A	32,200	52,042
National Agricultural Holdings, Ltd. (a)(c)(d)	396,000	—
Ningbo Construction Co., Ltd. Class A	90,500	55,582
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,700	56,800
Ningbo Jifeng Auto Parts Co., Ltd. Class A	39,700	46,076
Ningbo Sanxing Medical Electric Co., Ltd. Class A	136,700	139,927
Niu Technologies ADR (a)(c)	13,892	389,671
Noah Holdings, Ltd. ADR (a)(c)	12,906	617,036
Northeast Pharmaceutical Group Co., Ltd. Class A (a)	40,332	31,475
Olympic Circuit Technology Co., Ltd.	20,300	81,742
OneSmart International Education Group, Ltd. ADR (a)(c)	36,633	139,205
ORG Technology Co., Ltd. Class A	97,800	74,366
Penyao Environmental Protection Co., Ltd. Class A	28,100	32,353
PNC Process Systems Co., Ltd. Class A	14,100	85,338
Poly Property Group Co., Ltd.	2,042,000	597,811
Powerlong Commercial Management Holdings, Ltd. (c)	98,000	313,444
Pujiang International Group, Ltd. (a)	130,000	50,130
Puxin, Ltd. ADR (a)	23,075	134,297
PW Medtech Group, Ltd. (a)	257,000	71,261
Q Technology Group Co., Ltd. (c)	269,000	455,859
Qingdao East Steel Tower Stock Co., Ltd. Class A	54,100	63,954
Qingdao Eastsoft Communication Technology Co., Ltd. Class A	14,700	37,991
Qingdao Gon Technology Co., Ltd. Class A	16,300	78,581
Qingdao Topscomm Communication, Inc. Class A	44,500	63,634
Queclink Wireless Solutions Co., Ltd. Class A	5,200	24,533
Qutoutiao, Inc. ADR (a)(c)	80,057	127,291
Security Description	Shares	Value
Realcan Pharmaceutical Group Co., Ltd. Class A (a)	60,300	$48,543
Redco Properties Group, Ltd. (b)(c)	470,000	175,784
Redsun Properties Group, Ltd.	358,000	124,661
Renhe Pharmacy Co., Ltd. Class A	47,500	44,600
Renrui Human Resources Technology Holdings, Ltd. (a)	41,000	134,043
Rianlon Corp. Class A	9,000	54,416
Richinfo Technology Co., Ltd. Class A	12,897	36,765
Rongan Property Co., Ltd. Class A	124,400	55,530
Ronshine China Holdings, Ltd. (c)	161,500	112,890
Roshow Technology Co., Ltd. Class A (a)	83,100	105,144
Runjian Co., Ltd. Class A	17,000	62,697
Sailun Group Co., Ltd. Class A	82,080	76,311
SanFeng Intelligent Equipment Group Co., Ltd. Class A	85,800	55,072
Sany Heavy Equipment International Holdings Co., Ltd.	670,000	501,170
Scholar Education Group (c)	88,000	147,540
SGIS Songshan Co., Ltd. Class A	130,800	85,970
Shandong Airlines Co., Ltd. Class B (a)	233,500	184,298
Shandong Chenming Paper Holdings, Ltd. Class A	146,800	145,068
Shandong Chenming Paper Holdings, Ltd. Class B	230,600	84,759
Shandong Dawn Polymer Co., Ltd. Class A	20,800	82,410
Shandong Jincheng Pharmaceutical Group Co., Ltd. Class A	15,900	46,623
Shandong Longda Meat Foodstuff Co., Ltd. Class A	42,700	84,130
Shandong Minhe Animal Husbandry Co., Ltd. Class A	11,700	27,572
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	180,500	91,130
Shandong New Beiyang Information Technology Co., Ltd. Class A	29,600	42,919
Shandong Xiantan Co., Ltd. Class A	8,700	15,481
Shandong Xinchao Energy Corp., Ltd. Class A (a)	460,100	109,065
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	49,810	71,917

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Shang Gong Group Co., Ltd. Class B (a)	340,700	$125,718
Shanghai Belling Co., Ltd. Class A	45,200	97,543
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	454,600	205,025
Shanghai Chuangli Group Co., Ltd. Class A	35,100	34,794
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	82,400	52,510
Shanghai Diesel Engine Co., Ltd. Class B	403,160	174,971
Shanghai East China Computer Co., Ltd. Class A	20,377	84,467
Shanghai Environment Group Co., Ltd. Class A	47,000	78,856
Shanghai Fengyuzhu Culture and Technology Co., Ltd. Class A (a)	21,300	75,670
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)(c)	172,000	310,555
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	470,000	230,943
Shanghai Fullhan Microelectronics Co., Ltd. Class A	4,600	85,335
Shanghai Gench Education Group, Ltd.	125,500	105,206
Shanghai Haixin Group Co. Class B	670,908	230,121
Shanghai Haohai Biological Technology Co., Ltd. Class H (b)(c)	23,500	141,839
Shanghai Highly Group Co., Ltd. Class B	280,400	144,406
Shanghai Industrial Development Co., Ltd. Class A	91,070	68,828
Shanghai Industrial Urban Development Group, Ltd.	450,000	47,589
Shanghai Jin Jiang Capital Co., Ltd. Class H	1,032,000	158,383
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	122,200	81,752
Shanghai Jinjiang International Travel Co., Ltd. Class B	132,100	214,398
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	40,800	77,874
Shanghai Kehua Bio-Engineering Co., Ltd. Class A	25,400	60,288
Security Description	Shares	Value
Shanghai Kelai Mechatronics Engineering Co., Ltd. Class A	20,500	$148,149
Shanghai Kindly Medical Instruments Co., Ltd. Class H (c)	23,800	125,540
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	156,700	78,820
Shanghai Maling Aquarius Co., Ltd. Class A	38,000	60,188
Shanghai Moons' Electric Co., Ltd. Class A	54,500	130,700
Shanghai Phichem Material Co., Ltd. Class A (a)	25,700	70,257
Shanghai Pret Composites Co., Ltd. Class A	37,100	96,738
Shanghai Pudong Road & Bridge Construction Co., Ltd. Class A	28,725	26,883
Shanghai Runda Medical Technology Co., Ltd. Class A (a)	32,900	56,617
Shanghai Shyndec Pharmaceutical Co., Ltd. Class A	72,300	105,835
Shanghai Sinotec Co., Ltd. Class A	16,440	28,393
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	52,128
Shanghai Yongguan Adhesive Products Corp., Ltd. Class A	6,600	20,217
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	92,400	61,869
Shanxi Blue Flame Holding Co., Ltd. Class A	62,800	78,395
Shanxi Coking Co., Ltd. Class A	27,600	25,023
Sheng Ye Capital, Ltd. (c)	182,000	142,007
Shengda Resources Co., Ltd. Class A	35,700	87,483
Shenzhen Anche Technologies Co., Ltd. Class A	10,600	66,700
Shenzhen Bauing Construction Holding Group Co., Ltd. Class A (a)	96,100	52,808
Shenzhen Center Power Tech Co., Ltd. Class A	14,300	45,784
Shenzhen Cereals Holdings Co., Ltd. Class A	92,365	106,630
Shenzhen Comix Group Co., Ltd. Class A	32,800	67,350
Shenzhen Das Intellitech Co., Ltd. Class A	86,093	47,442
Shenzhen Desay Battery Technology Co. Class A	11,000	114,459
Shenzhen Ellassay Fashion Co., Ltd. Class A	32,585	66,207

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Shenzhen Envicool Technology Co., Ltd. Class A	15,400	$41,483
Shenzhen Forms Syntron Information Co., Ltd. Class A	8,500	26,704
Shenzhen Genvict Technologies Co., Ltd. Class A	10,100	52,174
Shenzhen Gongjin Electronics Co., Ltd. Class A	24,048	38,349
Shenzhen Hifuture Information Technology Co., Ltd. Class A (a)	89,000	58,222
Shenzhen Jieshun Science And Technology Industry Co., Ltd. Class A	29,000	41,558
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	80,200	65,181
Shenzhen Kstar Science And Technology Co., Ltd. Class A	18,200	32,861
Shenzhen Laibao Hi-tech Co., Ltd. Class A	31,800	55,997
Shenzhen Megmeet Electrical Co., Ltd. Class A	29,400	154,135
Shenzhen Microgate Technology Co., Ltd. Class A (a)	34,100	46,662
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	130,095	80,300
Shenzhen SDG Information Co., Ltd. Class A	32,000	45,365
Shenzhen SEG Co., Ltd. Class A	55,900	57,822
Shenzhen SEG Co., Ltd. Class B	150,300	44,777
Shenzhen Senior Technology Material Co., Ltd. Class A	19,000	88,527
Shenzhen Tellus Holding Co., Ltd. Class A	15,700	40,841
Shenzhen Weiguang Biological Products Co., Ltd. Class A	5,300	39,183
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	29,100	24,770
Shenzhen World Union Group, Inc. Class A	158,700	120,186
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	65,300	84,029
Shenzhen Ysstech Info-tech Co., Ltd. Class A	35,000	47,247
Shenzhen Zhenye Group Co., Ltd. Class A	81,100	70,032
Shenzhen Zhilai Sci and Tech Co., Ltd. Class A	9,600	41,907
Shinva Medical Instrument Co., Ltd. Class A	8,900	19,481
Shoucheng Holdings, Ltd. (c)	2,361,200	669,943
Shougang Fushan Resources Group, Ltd.	2,268,882	532,557
Security Description	Shares	Value
Shouhang High-Tech Energy Co., Ltd. Class A (a)	179,300	$58,786
Shui On Land, Ltd. (c)	1,035,500	144,230
Sichuan Expressway Co., Ltd. Class H	1,596,000	370,500
Sichuan Furong Technology Co., Ltd. Class A	6,800	20,400
Sichuan Haite High-tech Co., Ltd. Class A	33,300	83,754
Sichuan Hebang Biotechnology Co., Ltd. Class A (a)	318,200	69,550
Sichuan Jiuyuan Yinhai Software Co., Ltd. Class A	13,200	47,423
Sichuan Languang Justbon Services Group Co., Ltd. Class H	26,900	122,117
Sichuan Lutianhua Co., Ltd. Class A (a)	62,600	38,350
Sichuan Shuangma Cement Co., Ltd. Class A	57,850	114,335
Sichuan Yahua Industrial Group Co., Ltd. Class A	55,100	186,164
Sihuan Pharmaceutical Holdings Group, Ltd.	2,150,000	227,371
Silver Grant International Industries, Ltd. (a)	710,000	83,326
Sino GeoPhysical Co., Ltd. Class A	23,100	60,767
Sino Wealth Electronic, Ltd. Class A	18,300	91,773
Sinofert Holdings, Ltd.	1,508,000	147,808
Sinoma International Engineering Co. Class A	83,200	88,109
Sino-Ocean Group Holding, Ltd.	1,000,000	199,901
Sinopec Kantons Holdings, Ltd.	1,066,000	371,196
Sino-Platinum Metals Co., Ltd. Class A	20,800	82,443
Sinosoft Technology Group, Ltd. (a)(c)	704,200	136,229
Sinovac Biotech, Ltd. (a)(c)	67,578	437,230
Skyfame Realty Holdings, Ltd.	1,612,000	205,818
Skyworth Digital Co., Ltd. Class A	50,900	62,600
SOHO China, Ltd. (a)(c)	887,000	264,252
Sohu.com, Ltd. ADR (a)	26,731	426,092
Sonoscape Medical Corp. Class A	17,200	68,465
Sou Yu Te Group Co., Ltd. Class A (a)	211,000	72,751
So-Young International, Inc. ADR (a)(c)	3,572	39,685
Sumavision Technologies Co., Ltd. Class A	24,500	17,611
Suncity Group Holdings, Ltd. (a)(c)	760,000	67,631
Sunflower Pharmaceutical Group Co., Ltd. Class A	36,500	82,420

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Sunfly Intelligent Technology Co., Ltd. Class A	57,100	$110,919
Suning Universal Co., Ltd. Class A	127,000	67,051
Sunpower Group, Ltd.	222,700	134,801
Sunresin New Materials Co., Ltd. Class A	9,400	64,387
Sunward Intelligent Equipment Co., Ltd. Class A	187,525	229,764
Sunwave Communications Co., Ltd. Class A	19,500	18,279
Suzhou Chunxing Precision Mechanical Co., Ltd. Class A (a)	51,300	36,876
Suzhou Good-Ark Electronics Co., Ltd. Class A	47,100	74,674
Suzhou Hengmingda Electronic Technology Co., Ltd. Class A	6,800	43,218
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,300	87,209
Suzhou TFC Optical Communication Co., Ltd. Class A	6,400	52,537
Tangrenshen Group Co., Ltd. Class A	30,300	36,985
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	91,400	144,205
TCL Electronics Holdings, Ltd.	512,000	383,644
Telling Telecommunication Holding Co., Ltd. Class A	50,700	51,507
Tian Di Science & Technology Co., Ltd. Class A	223,200	105,817
Tiangong International Co., Ltd.	1,614,000	720,215
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	101,400	105,666
Tianjin Development Holdings, Ltd.	780,000	148,881
Tianjin Ringpu Bio-Technology Co., Ltd. Class A	13,800	40,104
Tianjin Teda Co., Ltd. Class A	63,300	49,692
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. Class S	382,800	336,864
Tianze Information Industry, Inc. Class A (a)	23,000	35,934
Tibet Summit Resources Co., Ltd. Class A (a)	50,000	80,657
Tibet Tianlu Co., Ltd. Class A	55,900	60,403
Times Neighborhood Holdings, Ltd.	368,000	344,562
Titan Wind Energy Suzhou Co., Ltd. Class A	94,300	122,218
Tong Ren Tang Technologies Co., Ltd. Class H	733,000	458,488
Tongdao Liepin Group (a)	154,400	371,969
Security Description	Shares	Value
Tongding Interconnection Information Co., Ltd. Class A (a)	54,300	$34,101
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	327,000	156,538
Tongyu Communication, Inc. Class A	12,595	34,993
TRS Information Technology Corp., Ltd. Class A	28,500	36,674
Tungkong, Inc. Class A	15,400	20,623
Tus Environmental Science And Technology Development Co., Ltd. Class A (a)	37,400	38,916
UE Furniture Co., Ltd. Class A	32,298	66,021
Unilumin Group Co., Ltd. Class A	49,340	71,466
Untrade Boshiwa International (c)(d)	1,843,000	—
Uxin, Ltd. ADR (a)(c)	65,041	56,748
Vats Liquor Chain Store MA	18,700	75,357
Vatti Corp., Ltd. Class A	52,100	70,812
VCredit Holdings, Ltd. (a)(b)	58,600	26,300
Virscend Education Co., Ltd. (b)	995,000	297,710
Visual China Group Co., Ltd. Class A	34,200	68,435
Viva Biotech Holdings (b)	533,000	628,284
Wangneng Environment Co., Ltd. Class A	25,800	63,223
West China Cement, Ltd.	2,552,000	378,496
Western Region Gold Co., Ltd. Class A	25,500	52,950
Wisdom Education International Holdings Co., Ltd.	336,000	163,800
Wondershare Technology Group Co., Ltd. Class A	6,600	56,271
WPG Shanghai Smart Water PCL Class A	13,400	31,310
Wuhan DR Laser Technology Corp., Ltd. Class A	6,100	141,030
Wuhan Fingu Electronic Technology Co., Ltd. Class A	25,900	59,441
Wuhan P&S Information Technology Co., Ltd. Class A (a)	67,600	52,859
Wutong Holding Group Co., Ltd. Class A (a)	35,900	23,043
Wuxi Boton Technology Co., Ltd. Class A	17,900	53,507
XGD, Inc. Class A	26,900	47,990
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)(c)	233,500	532,417
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	71,500	148,026
Xiamen Hongxin Electron-Tech Co., Ltd. Class A	23,100	56,215

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Xiamen International Airport Co., Ltd. Class A	16,000	$40,932
Xi'an Tian He Defense Technology Co., Ltd. Class A	20,100	60,053
Xiangpiaopiao Food Co., Ltd. Class A	4,000	13,016
Xilinmen Furniture Co., Ltd. Class A	32,600	96,947
Xinhua Winshare Publishing and Media Co., Ltd. Class A	38,100	53,309
Xinhua Winshare Publishing and Media Co., Ltd. Class H	129,000	79,524
Xinji Shaxi Group Co., Ltd. (c)	279,000	70,165
Xinjiang Communications Construction Group Co., Ltd. Class A	26,500	44,869
Xinjiang Xintai Natural Gas Co., Ltd. Class A	15,600	56,717
Xinjiang Zhongtai Chemical Co., Ltd. Class A	35,300	33,416
Xtep International Holdings, Ltd. (c)	737,763	368,223
Yang Quan Coal Industry Group Co., Ltd. Class A	134,200	115,885
Yanlord Land Group, Ltd.	112,000	94,912
Yantai Tayho Advanced Materials Co., Ltd. Class A (a)	34,100	80,255
Yantai Zhenghai Bio-tech Co., Ltd.	6,700	58,403
Yantai Zhenghai Magnetic Material Co., Ltd. Class A	40,900	78,757
YGSOFT, Inc. Class A	42,935	56,902
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)	150,800	171,729
Yipinhong Pharmaceutical Co., Ltd. Class A	2,400	14,843
Yonggao Co., Ltd. Class A	43,500	42,719
YongXing Special Materials Technology Co., Ltd. Class A	5,500	45,902
Yotrio Group Co., Ltd. Class A	177,780	106,176
Yuexiu Transport Infrastructure, Ltd.	1,134,549	772,573
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	27,100	51,266
Zall Smart Commerce Group, Ltd. (c)	2,345,000	214,726
ZBOM Home Collection Co., Ltd. Class A	21,000	111,551
Zhejiang Communications Technology Co., Ltd.	96,700	77,251
ZheJiang Dali Technology Co., Ltd. Class A	22,400	94,887
Zhejiang Firstar Panel Technology Co., Ltd. Class A (a)	42,800	40,582
Security Description	Shares	Value
Zhejiang Furun Co., Ltd. Class A	28,500	$37,288
Zhejiang Garden Bio-Chemical High-tech Co., Ltd. Class A (a)	17,000	41,606
Zhejiang Hangmin Co., Ltd. Class A	86,296	76,112
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	61,500	80,465
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	16,480	64,280
Zhejiang Jingu Co., Ltd. Class A (a)	54,800	51,201
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	33,300	50,950
Zhejiang Jinke Culture Industry Co., Ltd. Class A (a)	188,679	92,646
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	44,300	74,326
Zhejiang Meida Industrial Co., Ltd. Class A	40,900	100,288
Zhejiang Merit Interactive Network Technology Co., Ltd. Class A	16,900	42,896
Zhejiang Narada Power Source Co., Ltd. Class A (a)	26,800	62,827
Zhejiang Runtu Co., Ltd. Class A	51,600	74,025
Zhejiang Southeast Space Frame Co., Ltd. Class A	43,700	42,310
Zhejiang Wanliyang Co., Ltd. Class A	103,700	142,382
Zhejiang Wanma Co., Ltd. Class A	31,900	38,938
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	44,500	91,512
Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	35,200	58,787
Zhejiang Yinlun Machinery Co., Ltd. Class A	28,000	59,348
Zhejiang Yongtai Technology Co., Ltd. Class A (a)	45,833	77,745
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	65,300	109,861
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	232,600	316,179
Zhongfu Information, Inc. Class A	11,600	87,634
Zhonghang Electronic Measuring Instruments Co., Ltd. Class A	25,300	58,220
Zhongshan Broad Ocean Motor Co., Ltd. Class A (a)	161,600	111,935
Zhongshan Public Utilities Group Co., Ltd. Class A	33,600	42,927

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Zhongyuan Environment-Protection Co., Ltd. Class A	17,100	$18,451
Zhuhai Orbita Aerospace Science & Technology Co., Ltd. Class A (a)	47,900	66,652
ZJBC Information Technology Co., Ltd. Class A (a)	49,980	40,620
		87,225,528
COLOMBIA — 0.1%
Cementos Argos SA	235,160	424,876
CZECH REPUBLIC — 0.3%
Moneta Money Bank A/S (a)(b)	399,376	1,265,276
Philip Morris CR A/S	637	443,982
		1,709,258
EGYPT — 0.6%
Cairo Investment & Real Estate Development Co. SAE	134,134	124,925
CI Capital Holding for Financial Investments (a)	417,034	105,783
Cleopatra Hospital (a)	517,133	156,488
Eastern Co SAE	450,104	373,131
Egypt Kuwait Holding Co. SAE	603,845	611,695
Egyptian Financial Group-Hermes Holding Co. (a)	516,365	480,256
ElSewedy Electric Co.	318,568	198,675
Emaar Misr for Development SAE (a)	291,165	43,869
Heliopolis Housing	292,497	113,429
Ibnsina Pharma SAE	278,781	90,209
Medinet Nasr Housing	695,611	168,928
Oriental Weavers	56,475	24,593
Palm Hills Developments SAE (a)	914,861	79,331
Pioneers Holding for Financial Investments SAE (a)	203,576	52,026
Qalaa Holdings SAE (a)	817,724	74,702
Six of October Development & Investment	444,462	419,314
Talaat Moustafa Group	634,139	264,863
Telecom Egypt Co.	159,925	121,291
		3,503,508
GREECE — 1.7%
Aegean Airlines SA (a)	25,587	161,231
Alpha Bank AE (a)	890,149	1,039,259
Athens Water Supply & Sewage Co. SA	5,103	42,895
Diana Shipping, Inc. (a)	22,662	43,738
Ellaktor SA (a)	94,892	200,281
Eurobank Ergasias Services and Holdings SA Class A (a)	1,722,205	1,219,228
FF Group (a)(d)	24,815	—
Fourlis Holdings SA (a)	31,814	155,704
GasLog, Ltd. (c)	20,619	76,703
Security Description	Shares	Value
GEK Terna Holding Real Estate Construction SA (a)	42,901	$413,633
Hellenic Exchanges - Athens Stock Exchange SA	77,955	371,512
Holding Co. ADMIE IPTO SA	131,745	426,365
LAMDA Development SA (a)	27,110	235,510
Motor Oil Hellas Corinth Refineries SA	39,185	565,749
Mytilineos SA	93,550	1,362,111
National Bank of Greece SA (a)	389,546	1,077,658
Piraeus Bank SA (a)	232,133	369,234
Public Power Corp. SA (a)	122,402	1,112,753
Sarantis SA	9,500	108,682
Star Bulk Carriers Corp.	56,518	499,054
Terna Energy SA	13,421	216,761
Tsakos Energy Navigation, Ltd.	14,090	113,143
		9,811,204
HONG KONG — 1.5%
AAG Energy Holdings, Ltd. (b)	397,000	62,977
Agritrade Resources, Ltd. (a)(d)	1,595,000	8,537
AGTech Holdings, Ltd. (a)	2,176,000	79,981
Ajisen China Holdings, Ltd.	166,000	28,045
Anxin-China Holdings, Ltd. (d)	2,248,000	—
CA Cultural Technology Group, Ltd. (a)(c)	1,026,000	320,218
Camsing International Holding, Ltd. (a)(c)(d)	276,000	20,645
China Animal Healthcare, Ltd. (a)(d)	1,059,700	—
China Ding Yi Feng Holdings, Ltd. (a)	632,000	175,242
China High Precision Automation Group, Ltd. (a)(d)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd.	513,000	502,821
China Lumena New Materials Corp. (a)(c)(d)	104,532	—
China Metal Recycling Holdings, Ltd. (a)(c)(d)	693,675	—
China Star Entertainment, Ltd. (a)	390,000	74,943
China Water Affairs Group, Ltd. (c)	562,000	439,230
Chongsing Holdings,Ltd. (a)(c)	9,212,000	7,128
Comba Telecom Systems Holdings, Ltd. (c)	1,052,575	306,792
Concord New Energy Group, Ltd.	8,100,000	490,982
Crystal International Group, Ltd. (b)	365,500	112,188
Dawnrays Pharmaceutical Holdings, Ltd.	1,359,000	245,375
Digital China Holdings, Ltd. (c)	919,000	753,799
Fosun Tourism Group (b)	104,800	111,506

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
GCL-Poly Energy Holdings, Ltd. (a)(c)	9,197,000	$1,458,928
GR Properties, Ltd. (a)	424,000	52,495
Guotai Junan International Holdings, Ltd.	1,594,000	213,798
Hi Sun Technology China, Ltd. (a)	1,731,000	225,476
Huayi Tencent Entertainment Co., Ltd. (a)	750,000	18,862
IMAX China Holding, Inc. (b)(c)	70,600	119,460
Meilleure Health International Industry Group, Ltd. (a)	900,000	57,455
Melco Resorts And Entertainment Philippines Corp. (a)	664,300	100,288
NetDragon Websoft Holdings, Ltd.	252,000	564,850
Nissin Foods Co., Ltd.	187,000	153,867
Pou Sheng International Holdings, Ltd. (a)	2,159,000	512,334
Skyworth Group, Ltd. (a)	856,832	238,689
SSY Group, Ltd.	970,000	550,436
Tech Pro Technology Development, Ltd. (a)(c)(d)	6,035,100	—
United Laboratories International Holdings, Ltd.	934,500	662,864
Untrade.Realgold Mining (c)(d)	251,500	—
Wasion Holdings, Ltd.	743,000	218,477
		8,888,688
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	572,223	733,569
Opus Global Nyrt (a)	71,838	70,282
		803,851
INDIA — 12.3%
Aarti Drugs, Ltd.	18,796	181,394
Aavas Financiers, Ltd. (a)	18,992	440,714
Adani Power, Ltd. (a)	420,650	286,699
Aditya Birla Capital, Ltd. (a)	268,019	311,789
Aditya Birla Fashion and Retail, Ltd. (a)	195,466	443,004
Aegis Logistics, Ltd.	82,051	282,983
Affle India Private, Ltd. (a)	3,506	181,472
Ajanta Pharma, Ltd.	15,789	352,915
Akzo Nobel India, Ltd.	2,433	79,899
Alkyl Amines Chemicals	2,532	132,719
Alok Industries, Ltd. (a)	806,757	257,261
Amara Raja Batteries, Ltd.	45,415	574,280
Amber Enterprises India, Ltd.	6,032	194,233
APL Apollo Tubes, Ltd. (a)	44,505	537,830
Apollo Tyres, Ltd.	159,705	389,058
Ashoka Buildcon, Ltd. (a)	74,822	94,875
Aster DM Healthcare, Ltd. (a)(b)	43,963	99,788
Astra Microwave Products, Ltd.	58,697	100,175
Security Description	Shares	Value
AstraZeneca Pharma India, Ltd.	5,912	$373,746
Avanti Feeds, Ltd.	28,459	203,586
Azure Power Global, Ltd. (a)(c)	11,208	456,950
Bajaj Consumer Care, Ltd. (a)	60,281	176,798
Bajaj Electricals, Ltd. (a)	25,954	216,871
Balrampur Chini Mills, Ltd. (a)	202,281	476,167
BASF India, Ltd.	6,515	145,168
BEML, Ltd.	8,791	116,578
Bharat Dynamics, Ltd.	6,143	28,614
Bharat Heavy Electricals, Ltd. (a)	826,001	405,836
Bharat Rasayan, Ltd.	349	46,373
Birla Corp., Ltd.	19,165	189,191
Birlasoft, Ltd. (a)	242,390	819,052
Blue Dart Express, Ltd. (a)	6,738	377,832
Blue Star, Ltd.	37,960	416,187
Brigade Enterprises, Ltd.	57,192	194,978
Can Fin Homes, Ltd.	61,267	418,746
Caplin Point Laboratories, Ltd.	13,206	91,525
Capri Global Capital, Ltd.	25,089	109,105
Carborundum Universal, Ltd.	62,618	347,509
CARE Ratings, Ltd.	21,297	153,284
Castrol India, Ltd.	281,616	474,258
CCL Products India, Ltd.	27,473	100,654
Ceat, Ltd.	33,187	490,964
Century Plyboards India, Ltd.	17,873	57,006
Century Textiles & Industries, Ltd.	25,451	143,125
CESC, Ltd.	43,998	369,904
Chambal Fertilizers and Chemicals, Ltd.	70,466	219,641
Chennai Super Kings Cricket, Ltd. (a)(d)	418,560	—
Cholamandalam Financial Holdings, Ltd.	53,851	395,181
City Union Bank, Ltd.	234,732	578,578
Cochin Shipyard, Ltd. (b)	12,647	64,483
Coforge, Ltd.	23,398	866,255
CreditAccess Grameen, Ltd. (a)	21,102	218,291
CRISIL, Ltd.	12,255	322,285
Cummins India, Ltd.	82,413	648,036
Cyient, Ltd.	48,921	343,503
Dalmia Bharat, Ltd.	54,338	802,976
DCB Bank, Ltd. (a)	154,805	252,650
DCM Shriram, Ltd.	25,760	139,187
Deepak Nitrite, Ltd.	49,793	641,839
Dhani Services, Ltd.	170,355	749,919
Dhanuka Agritech, Ltd.	3,829	40,304
Dilip Buildcon, Ltd. (b)	32,309	173,644
Dish TV India, Ltd. (a)	412,094	75,575
Dishman Carbogen Amcis, Ltd. (a)	41,024	77,930
Dixon Technologies India, Ltd.	4,288	789,234
DRC Systems India Pvt, Ltd. (a)	558	7,022

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Edelweiss Financial Services, Ltd. (a)	343,236	$322,015
EID Parry India, Ltd. (a)	54,418	255,938
EIH, Ltd. (a)	100,390	123,723
Endurance Technologies, Ltd. (b)	18,991	350,450
Engineers India, Ltd.	151,905	162,887
Equitas Holdings, Ltd.	124,046	115,613
Eris Lifesciences, Ltd. (b)	17,793	141,226
Exide Industries, Ltd.	254,546	666,260
FDC, Ltd.	21,104	95,920
Federal Bank, Ltd. (a)	970,940	886,327
Fine Organic Industries, Ltd.	4,034	139,263
Finolex Cables, Ltd.	54,962	259,249
Firstsource Solutions, Ltd.	158,699	220,453
Fortis Healthcare, Ltd. (a)	252,973	537,331
Future Consumer, Ltd. (a)	453,343	52,738
Future Lifestyle Fashions, Ltd. (a)	57,095	68,099
Future Retail, Ltd. (a)	178,875	192,664
Galaxy Surfactants, Ltd.	3,083	84,352
GHCL, Ltd.	34,052	95,700
Glenmark Pharmaceuticals, Ltd.	89,381	603,682
GMM Pfaudler, Ltd.	1,980	102,628
GMR Infrastructure, Ltd. (a)	2,237,212	811,388
Godfrey Phillips India, Ltd.	17,477	232,528
Godrej Agrovet, Ltd. (b)	7,753	56,778
Godrej Industries, Ltd. (a)	36,410	210,385
Granules India, Ltd.	145,554	701,500
Graphite India, Ltd.	41,740	173,204
Great Eastern Shipping Co. Ltd	61,548	221,705
Greaves Cotton, Ltd. (a)	42,714	49,748
Gujarat Alkalies & Chemicals, Ltd.	4,302	20,854
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	49,178	150,763
Gujarat Pipavav Port, Ltd.	374,834	496,324
Gujarat State Fertilizers & Chemicals, Ltd.	90,709	89,632
Gujarat State Petronet, Ltd.	170,601	517,401
Hawkins Cookers, Ltd.	359	28,794
HEG, Ltd.	9,708	123,018
HeidelbergCement India, Ltd.	23,703	73,557
HFCL, Ltd. (a)	434,726	153,501
Hindustan Copper, Ltd. (a)	242,409	202,871
Housing & Urban Development Corp., Ltd.	23,406	12,717
IDFC, Ltd. (a)	889,535	450,444
IIFL Finance, Ltd.	89,722	139,677
India Cements, Ltd.	319,443	739,724
Indiabulls Housing Finance, Ltd.	212,767	641,497
Indiabulls Real Estate, Ltd. (a)	259,442	291,869
IndiaMart InterMesh, Ltd. (b)	5,594	490,531
Indian Energy Exchange, Ltd. (b)	76,754	239,398
Security Description	Shares	Value
Indian Hotels Co., Ltd.	430,247	$707,191
IndoStar Capital Finance, Ltd. (a)(b)	14,599	62,568
Infibeam Avenues, Ltd. (a)	230,016	269,311
Inox Leisure, Ltd. (a)	54,441	210,336
IOL Chemicals and Pharmaceuticals, Ltd.	17,037	172,684
IRB Infrastructure Developers, Ltd.	209,639	340,133
JB Chemicals & Pharmaceuticals, Ltd.	28,255	393,310
Jindal Saw, Ltd.	131,319	136,320
JK Cement, Ltd.	17,003	446,044
JK Lakshmi Cement, Ltd.	29,159	135,644
JK Paper, Ltd.	12,896	18,770
JM Financial, Ltd.	249,137	287,948
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	7,398	269,443
JSW Energy, Ltd.	526,220	488,284
Jubilant Life Sciences, Ltd.	74,076	856,562
Jump Networks, Ltd.	31,669	6,653
Just Dial, Ltd. (a)	29,215	253,096
Jyothy Labs, Ltd.	107,777	215,871
Kajaria Ceramics, Ltd.	77,355	744,886
Kalpataru Power Transmission, Ltd.	42,183	185,145
Karnataka Bank, Ltd. (a)	130,424	103,083
Karur Vysya Bank, Ltd. (a)	334,348	209,346
KEC International, Ltd.	69,434	345,851
KEI Industries, Ltd.	31,066	202,699
Kiri Industries, Ltd.	10,390	76,445
KNR Constructions, Ltd.	12,455	55,297
KRBL, Ltd.	46,137	154,574
L&T Finance Holdings, Ltd.	369,637	474,014
Laurus Labs, Ltd. (b)	224,535	1,085,223
Lemon Tree Hotels, Ltd. (a)(b)	254,635	140,268
LIC Housing Finance, Ltd.	197,522	976,560
Linde India, Ltd.	8,542	113,691
LUX Industries, Ltd.	2,941	66,498
Mahanagar Gas, Ltd.	32,310	469,256
Maharashtra Scooters, Ltd.	2,132	110,711
MakeMyTrip, Ltd. (a)(c)	40,369	1,192,097
Manappuram Finance, Ltd.	527,054	1,193,793
Mangalore Refinery & Petrochemicals, Ltd. (a)	74,432	36,112
Marksans Pharma, Ltd.	93,231	77,387
Max Financial Services, Ltd. (a)	112,868	1,042,756
Meghmani Organics, Ltd.	63,359	71,712
Metropolis Healthcare, Ltd. (a)	14,445	387,737
Minda Industries, Ltd.	53,540	292,623
Mishra Dhatu Nigam, Ltd. (b)	16,217	44,467
MOIL, Ltd.	33,730	66,036
Motilal Oswal Financial Services, Ltd.	22,180	182,482
Multi Commodity Exchange of India, Ltd.	31,643	749,506

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Narayana Hrudayalaya, Ltd.	18,319	$112,357
Natco Pharma, Ltd.	84,058	1,106,642
National Aluminium Co., Ltd.	458,050	270,188
Navin Fluorine International, Ltd.	28,140	1,006,019
NBCC India, Ltd.	404,274	161,284
NCC, Ltd.	495,456	390,913
NESCO, Ltd.	11,485	86,302
Network18 Media & Investments, Ltd. (a)	244,734	120,244
NIIT, Ltd.	32,375	89,614
NLC India, Ltd.	30,959	23,325
NOCIL, Ltd.	57,904	113,759
Oberoi Realty, Ltd. (a)	75,774	605,010
Oil India, Ltd.	195,267	287,018
Orient Electric, Ltd.	67,024	206,115
Persistent Systems, Ltd.	53,810	1,117,293
Phoenix Mills, Ltd. (a)	59,552	631,279
PNB Housing Finance, Ltd. (a)(b)	27,401	136,653
PNC Infratech, Ltd.	87,288	211,090
Poly Medicure, Ltd.	25,843	179,036
Polycab India, Ltd.	7,583	107,605
Polyplex Corp., Ltd.	4,151	40,389
Prestige Estates Projects, Ltd.	120,651	439,391
Procter & Gamble Health, Ltd.	4,058	378,628
PTC India, Ltd.	423,889	340,538
PVR, Ltd.	35,333	638,405
Quess Corp., Ltd. (a)(b)	44,304	331,549
Radico Khaitan, Ltd.	45,541	285,023
Rain Industries, Ltd.	103,842	180,205
Rajesh Exports, Ltd.	66,394	445,746
Rallis India, Ltd.	61,533	236,852
Rashtriya Chemicals & Fertilizers, Ltd.	30,648	22,482
Raymond, Ltd. (a)	17,493	80,908
RBL Bank, Ltd. (b)	252,183	797,439
Redington India, Ltd.	281,856	509,958
Repco Home Finance, Ltd.	36,122	115,187
RITES, Ltd.	27,805	103,354
Schaeffler India, Ltd.	4,151	257,707
Sequent Scientific, Ltd. (a)	74,369	172,570
Shilpa Medicare, Ltd.	17,827	109,864
Shipping Corp. of India, Ltd.	69,231	83,711
Shriram City Union Finance, Ltd.	12,194	177,217
SJVN, Ltd.	87,633	29,804
SKF India, Ltd.	24,349	568,291
Sobha, Ltd.	23,565	133,729
Solara Active Pharma Sciences, Ltd.	8,146	132,841
Sonata Software, Ltd.	27,176	146,745
South Indian Bank, Ltd. (a)	849,973	104,694
Spandana Sphoorty Financial, Ltd. (a)	9,962	102,343
SpiceJet, Ltd. (a)	157,067	204,106
Sterling + Wilson Solar, Ltd.	22,934	81,529
Security Description	Shares	Value
Sterlite Technologies, Ltd.	108,502	$270,633
Strides Pharma Science, Ltd.	66,440	798,544
Sudarshan Chemical Industries	13,851	90,877
Sumitomo Chemical India, Ltd.	51,148	204,788
Sun Pharma Advanced Research Co., Ltd. (a)	139,602	370,177
Sundram Fasteners, Ltd.	67,595	481,239
Sunteck Realty, Ltd.	31,560	150,290
Suven Pharmaceuticals, Ltd. (a)	71,900	445,073
Suvidhaa Infoserve Pvt, Ltd. (a)	30,209	7,024
Suzlon Energy, Ltd. (a)	1,893,136	165,820
Swan Energy, Ltd.	50,608	93,331
Symphony, Ltd.	26,527	373,104
Tata Chemicals, Ltd.	62,033	405,304
Tata Elxsi, Ltd.	22,638	568,618
TCI Express, Ltd.	10,228	129,615
TeamLease Services, Ltd. (a)	6,476	232,770
Thermax, Ltd.	52,235	649,082
Thyrocare Technologies, Ltd. (b)	7,591	94,852
Timken India, Ltd.	17,918	326,064
Trident, Ltd.	1,922,206	260,442
TTK Prestige, Ltd.	1,907	161,308
Tube Investments of India, Ltd.	59,407	651,125
TV18 Broadcast, Ltd. (a)	310,053	131,120
Uflex, Ltd.	12,000	61,768
Vaibhav Global, Ltd.	5,099	170,756
Vakrangee, Ltd.	392,186	371,159
V-Guard Industries, Ltd.	67,379	171,704
Vinati Organics, Ltd.	19,400	320,787
VIP Industries, Ltd.	35,994	179,557
V-Mart Retail, Ltd. (a)	5,619	195,518
VST Industries, Ltd.	608	30,825
WABCO India, Ltd.	940	71,231
Welspun Corp., Ltd.	174,552	317,964
Welspun India, Ltd.	329,831	306,505
Westlife Development, Ltd. (a)	32,423	202,523
Wockhardt, Ltd. (a)	8,502	63,596
Zydus Wellness, Ltd.	9,643	262,694
		72,665,115
INDONESIA — 2.7%
Ace Hardware Indonesia Tbk PT	3,756,000	458,473
AKR Corporindo Tbk PT	2,074,400	469,508
Aneka Tambang Tbk	5,809,200	800,057
Astra Agro Lestari Tbk PT	285,900	250,798
Bank BTPN Syariah Tbk PT	1,816,600	484,858
Bank Bukopin Tbk (a)	3,018,500	123,533
Bank CIMB Niaga Tbk PT	3,289,100	232,929
Bank Pan Indonesia Tbk PT (a)	1,784,600	135,274
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,713,500	519,995

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Bank Pembangunan Daerah Jawa Timur Tbk PT	6,095,000	$294,989
Bank Tabungan Negara Persero Tbk PT	2,906,400	356,836
Bintang Oto Global Tbk PT (a)	946,000	92,917
Buana Lintas Lautan Tbk PT (a)	2,182,900	54,378
Bukit Asam Tbk PT	2,109,600	421,920
Bumi Serpong Damai Tbk PT (a)	7,549,400	658,222
Bumitama Agri, Ltd.	588,300	227,014
Ciputra Development Tbk PT	9,532,499	668,293
Delta Dunia Makmur Tbk PT (a)	4,792,200	120,061
Erajaya Swasembada Tbk PT (a)	1,150,900	180,212
Global Mediacom Tbk PT (a)	3,825,700	78,965
Indika Energy Tbk PT	1,068,100	131,517
Indo Tambangraya Megah Tbk PT	146,100	144,020
Indosat Tbk PT (a)	482,700	173,497
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,593,600	148,601
Inti Agri Resources Tbk PT (a)(d)	258,200	459
Japfa Comfeed Indonesia Tbk PT	4,289,900	447,310
Jasa Marga Persero Tbk PT	1,122,200	369,807
Kimia Farma Tbk PT (a)	276,400	83,608
Krakatau Steel Persero Tbk PT (a)	464,700	14,156
Link Net Tbk PT	993,200	170,364
Matahari Department Store Tbk PT (a)	912,100	82,771
Medco Energi Internasional Tbk PT (a)	9,386,392	394,162
Media Nusantara Citra Tbk PT (a)	6,174,000	500,951
Metro Healthcare Indonesia Tbk PT (a)	4,128,200	94,611
Mitra Adiperkasa Tbk PT (a)	9,072,700	510,138
MNC Vision Networks Tbk PT (a)	1,492,600	34,845
Pabrik Kertas Tjiwi Kimia Tbk PT	762,900	534,844
Pacific Strategic Financial Tbk PT (a)	2,625,400	146,686
Pakuwon Jati Tbk PT (a)	7,662,400	278,137
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,031,600	394,552
PP Persero Tbk PT	3,194,398	424,025
Ramayana Lestari Sentosa Tbk PT	2,113,900	116,603
Rimo International Lestari Tbk PT (a)	100,200	357
Sawit Sumbermas Sarana Tbk PT (a)	2,812,500	250,222
Security Description	Shares	Value
Selamat Sempurna Tbk PT	513,300	$50,599
Summarecon Agung Tbk PT (a)	8,177,100	468,510
Surya Citra Media Tbk PT (a)	2,942,800	479,645
Surya Semesta Internusa Tbk PT	1,018,700	41,691
Timah Tbk PT (a)	1,203,829	127,237
Tower Bersama Infrastructure Tbk PT	7,387,000	856,997
Trada Alam Minera Tbk PT (a)(d)	6,757,200	12,023
Transcoal Pacific Tbk PT	625,600	311,687
Tunas Baru Lampung Tbk PT	911,800	60,678
Waskita Karya Persero Tbk PT	3,709,300	380,170
Wijaya Karya Persero Tbk PT	4,099,236	579,145
XL Axiata Tbk PT	1,997,200	388,068
		15,831,925
KUWAIT — 0.9%
Ahli United Bank KSCP	227,786	216,404
Al Ahli Bank of Kuwait KSCP	377,448	259,325
ALAFCO Aviation Lease & Finance Co. KSCP	173,566	123,242
Alimtiaz Investment Group KSC (a)	528,399	194,545
Boubyan Petrochemicals Co. KSCP	284,511	598,577
Burgan Bank SAK	573,163	401,327
Gulf Cable & Electrical Industries Co. KSCP	81,353	201,912
Heavy Engineering & Ship Building Co. KSCP Class B	128,897	168,219
Humansoft Holding Co. KSC (a)	61,075	762,735
Integrated Holding Co. KCSC	93,199	112,133
Jazeera Airways Co. KSC (a)	41,625	99,889
Kuwait International Bank KSCP	554,874	379,401
Kuwait Projects Co. Holding KSCP	473,111	247,287
Mezzan Holding Co. KSCC	61,678	123,275
National Industries Group Holding SAK	762,321	441,053
National Investments Co. KSCP	227,504	100,963
National Real Estate Co. KPSC (a)	472,643	117,151
Qurain Petrochemical Industries Co.	351,443	390,492
Warba Bank KSCP (a)	716,715	556,031
		5,493,961
MACAU — 0.0% (e)
Huasheng International Holding, Ltd. (a)(c)	998,000	104,255
MALAYSIA — 4.7%
Aeon Co. M Bhd	950,800	252,916
AEON Credit Service M Bhd	14,300	42,660

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
AirAsia Group Bhd (a)	774,900	$170,488
Alliance Bank Malaysia Bhd (a)	669,800	484,554
Astro Malaysia Holdings Bhd	1,584,700	356,533
ATA IMS Bhd	169,500	100,288
Axis Real Estate Investment Trust	453,929	229,080
Bahvest Resources Bhd (a)	415,700	54,772
Berjaya Corp. Bhd (a)	1,242,245	58,677
Berjaya Sports Toto Bhd	1,171,759	637,950
Bermaz Auto Bhd	877,460	316,300
BIMB Holdings Bhd	238,600	252,688
British American Tobacco Malaysia Bhd	71,600	250,622
Bumi Armada Bhd (a)	3,155,800	274,588
Bursa Malaysia Bhd	542,209	1,118,790
Cahya Mata Sarawak Bhd	594,400	313,270
Careplus Group Bhd	195,300	100,502
Carlsberg Brewery Malaysia Bhd Class B	117,100	676,545
Comfort Glove Bhd	194,000	144,204
D&O Green Technologies Bhd	283,900	160,918
Datasonic Group Bhd	2,247,600	293,347
Dayang Enterprise Holdings Bhd (a)	279,530	82,000
DRB-Hicom Bhd	1,019,000	526,916
Dufu Technology Corp. Bhd	218,700	177,244
Duopharma Biotech Bhd	162,600	136,628
Eastern & Oriental Bhd	1,072,329	123,961
Eco World Development Group Bhd (a)	628,700	76,585
Econpile Holdings Bhd	898,600	116,165
Ekovest Bhd	1,174,400	151,818
FGV Holdings Bhd	1,761,600	560,559
Focus Dynamics Group Bhd (a)	2,992,500	483,561
Frontken Corp. Bhd	302,300	266,791
GDEX Bhd	578,000	57,477
Globetronics Technology Bhd	325,500	218,484
Greatech Technology Bhd (a)	110,900	250,886
Heineken Malaysia Bhd	133,100	761,706
Hengyuan Refining Co. Bhd (a)	24,500	36,484
Hibiscus Petroleum Bhd (a)	600,800	86,629
IGB Real Estate Investment Trust	1,200,700	513,413
IJM Corp. Bhd	2,022,600	869,881
Inari Amertron Bhd	1,790,979	1,228,863
IOI Properties Group Bhd	567,700	218,753
Iris Corp. Bhd (a)	1,302,400	140,844
JAKS Resources Bhd (a)	564,200	97,481
JHM Consolidation Bhd	120,900	57,407
KNM Group Bhd (a)	1,451,100	73,953
KPJ Healthcare Bhd	3,494,672	868,781
Leong Hup International Bhd	330,600	56,299
Lotte Chemical Titan Holding Bhd (b)	301,300	207,483
Magnum Bhd	1,326,433	751,838
Mah Sing Group Bhd	963,600	208,411
Security Description	Shares	Value
Malakoff Corp. Bhd	216,600	$48,193
Malayan Flour Mills Bhd	80,400	12,992
Malaysia Building Society Bhd	2,009,598	337,223
Malaysian Pacific Industries Bhd	74,400	480,155
Malaysian Resources Corp. Bhd	2,470,400	291,719
Mega First Corp. BHD	173,300	297,270
Mi Technovation Bhd	116,900	114,502
My EG Services Bhd	1,966,623	938,699
Padini Holdings Bhd	563,600	403,522
Pavilion Real Estate Investment Trust	1,080,700	402,996
Pentamaster Corp. Bhd	361,750	454,155
Pentamaster International, Ltd.	276,000	60,156
Sapura Energy Bhd (a)	5,508,300	171,172
Scientex Bhd	205,200	646,845
Serba Dinamik Holdings Bhd	979,210	428,442
Sime Darby Property Bhd	1,163,800	192,399
SKP Resources Bhd	294,600	157,462
SP Setia Bhd Group	444,400	109,374
Sunway Bhd	550,000	220,137
Sunway Real Estate Investment Trust	2,059,900	768,142
Syarikat Takaful Malaysia Keluarga Bhd	115,800	139,334
TIME dotCom Bhd	244,400	805,654
TSH Resources Bhd	481,200	137,571
Uchi Technologies Bhd	37,200	24,045
UEM Sunrise Bhd (a)	1,166,200	143,510
UMW Holdings Bhd	370,400	313,079
UOA Development Bhd	1,519,000	638,188
UWC Bhd	75,400	183,697
Velesto Energy Bhd (a)	2,122,515	73,872
ViTrox Corp. Bhd	124,000	453,151
VS Industry Bhd	1,499,700	965,624
WCT Holdings Bhd (a)	628,363	82,792
Widad Group Bhd (a)	307,600	60,794
Yinson Holdings Bhd	666,700	953,020
YNH Property Bhd	128,000	87,826
YTL Corp. Bhd (a)	2,715,496	516,434
YTL Hospitality REIT	116,100	26,265
YTL Power International Bhd (a)	489,493	90,658
		27,928,062
MEXICO — 2.5%
Alpek SAB de CV (c)	74,000	64,695
Alsea SAB de CV (a)(c)	277,597	360,693
Axtel SAB de CV (a)	244,300	76,384
Banco del Bajio SA (a)(b)	310,604	425,248
Bolsa Mexicana de Valores SAB de CV	549,486	1,300,533
Concentradora Fibra Danhos SA de CV REIT	379,899	463,684
Concentradora Hipotecaria SAPI de CV REIT	575,598	586,416

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Consorcio ARA SAB de CV (a)(c)	663,925	$127,284
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(c)	596,983	742,128
Corp. Inmobiliaria Vesta SAB de CV	444,738	865,794
Credito Real SAB de CV SOFOM ER (a)	144,281	89,934
Genomma Lab Internacional SAB de CV Class B (a)	681,893	644,745
Gentera SAB de CV (a)	578,386	282,437
Grupo Aeroportuario del Centro Norte SAB de CV (a)	203,400	1,310,608
Grupo Cementos de Chihuahua SAB de CV	68,058	409,943
Grupo Comercial Chedraui SA de CV	41,300	59,611
Grupo Herdez SAB de CV	52,900	138,638
Grupo Lala SAB de CV	84,700	66,101
Grupo Traxion SAB de CV (a)(b)	113,300	98,883
Hoteles City Express SAB de CV (a)(c)	250,318	68,718
Industrias Bachoco SAB de CV Class B (c)	16,700	62,733
La Comer SAB de CV	223,100	508,107
Macquarie Mexico Real Estate Management SA de CV REIT (b)	725,566	1,025,417
Megacable Holdings SAB de CV	261,888	955,259
Nemak SAB de CV (b)	134,000	39,005
PLA Administradora Industrial S de RL de CV REIT	820,354	1,263,128
Prologis Property Mexico SA de CV REIT	533,717	1,195,710
Qualitas Controladora SAB de CV (c)	185,268	996,192
Regional SAB de CV (a)(c)	68,100	314,773
Unifin Financiera SAB de CV (a)(c)	44,042	62,354
Vista Oil & Gas SAB de CV ADR (a)(c)	38,200	97,792
		14,702,947
MONACO — 0.0% (e)
Costamare, Inc.	36,294	300,514
PAKISTAN — 0.8%
Bank Al Habib, Ltd.	332,777	144,939
Bank Alfalah, Ltd.	590,983	130,660
DG Khan Cement Co., Ltd. (a)	33,500	24,020
Engro Corp., Ltd.	235,552	453,062
Engro Fertilizers, Ltd.	363,730	143,921
Fauji Fertilizer Co., Ltd.	347,500	235,943
Habib Bank, Ltd.	384,410	318,209
Hub Power Co. Ltd	519,113	257,705
Lucky Cement, Ltd. (a)	157,300	685,200
Security Description	Shares	Value
Mari Petroleum Co., Ltd.	9,932	$83,273
MCB Bank, Ltd.	369,572	428,500
Meezan Bank, Ltd.	108,500	70,912
Millat Tractors, Ltd.	20,226	138,480
National Bank of Pakistan (a)	163,000	43,820
Pakistan Oilfields, Ltd.	81,480	201,615
Pakistan Petroleum, Ltd.	234,740	132,691
Pakistan State Oil Co., Ltd. (a)	384,420	517,933
Searle Co., Ltd.	44,403	69,253
SUI Northern Gas Pipeline	637,400	177,180
TRG Pakistan (a)	198,500	113,547
United Bank, Ltd.	287,600	226,516
		4,597,379
PERU — 0.2%
Alicorp SAA	104,611	206,776
Ferreycorp SAA	1,048,063	504,141
Nexa Resources SA (c)	29,963	288,843
Volcan Cia Minera SAA Class B (a)	1,147,819	165,003
		1,164,763
PHILIPPINES — 1.4%
AC Energy Corp.	1,352,000	253,376
AllHome Corp.	856,100	163,114
Alliance Global Group, Inc.	2,122,700	468,534
Axelum Resources Corp.	1,534,000	111,799
Bloomberry Resorts Corp.	2,522,500	425,989
Cebu Air, Inc. (a)	184,448	193,960
Century Pacific Food, Inc.	347,600	126,667
Cosco Capital, Inc.	3,922,200	461,450
D&L Industries, Inc.	3,064,600	491,372
DMCI Holdings, Inc.	2,183,000	257,286
DoubleDragon Properties Corp. (a)	495,500	153,736
Filinvest Land, Inc.	3,083,000	71,901
First Gen Corp.	425,300	249,299
GT Capital Holdings, Inc.	55,160	671,934
Holcim Philippines, Inc. (a)	626,000	94,506
LT Group, Inc.	844,100	230,256
MacroAsia Corp. (a)	646,372	91,525
Manila Water Co., Inc. (a)	910,900	303,105
Megawide Construction Corp.	611,300	101,070
Megaworld Corp.	6,448,000	547,812
Nickel Asia Corp.	6,208,680	723,992
Petron Corp.	299,000	24,842
Philippine National Bank (a)	245,600	150,101
Pilipinas Shell Petroleum Corp. (a)	247,500	106,424
PXP Energy Corp. (a)	586,600	134,363
Robinsons Land Corp.	1,225,800	541,130
Security Bank Corp.	165,600	462,074
Semirara Mining & Power Corp.	822,600	236,039
SM Prime Holdings, Inc.	1	1
Vista Land & Lifescapes, Inc.	522,000	50,870

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Wilcon Depot, Inc.	502,400	$176,800
		8,075,327
POLAND — 1.5%
11 bit studios SA (a)	1,797	228,604
Alior Bank SA (a)	72,261	329,111
Amica SA	1,048	41,290
Asseco Poland SA	53,475	977,361
Bank Handlowy w Warszawie SA (a)	17,785	167,778
Bank Millennium SA (a)	389,160	341,533
Benefit Systems SA (a)	743	166,308
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	23,776	57,175
Budimex SA	8,232	679,372
CCC SA (a)	23,852	560,260
Celon Pharma SA	4,415	48,048
Ciech SA (a)	40,548	350,415
Columbus Energy SA (a)	3,537	52,875
Datawalk SA (a)	1,874	96,567
Develia SA (a)	307,307	162,478
Dom Development SA	1,358	41,549
Enea SA (a)	145,289	254,821
EPP NV (a)	300,754	211,918
Eurocash SA (a)	95,345	359,527
Fabryki Mebli Forte SA (a)	8,155	89,736
Famur SA (a)	145,422	87,815
Grupa Azoty SA (a)	46,752	344,429
Jastrzebska Spolka Weglowa SA (a)	25,964	180,828
KRUK SA (a)	16,336	622,574
LiveChat Software SA	6,255	176,268
Mercator Medical SA (a)	2,466	279,295
PKP Cargo SA (a)	5,490	20,186
PlayWay SA	4,345	738,160
Tauron Polska Energia SA (a)	669,970	489,441
TEN Square Games SA	2,108	311,731
VRG SA (a)	69,499	51,667
Wirtualna Polska Holding SA (a)	5,080	126,795
X-Trade Brokers Dom Maklerski SA (b)	21,705	104,273
		8,750,188
QATAR — 0.8%
Aamal Co.	465,106	109,219
Al Meera Consumer Goods Co. QSC	135,972	773,408
Baladna	347,717	170,946
Gulf International Services QSC (a)	841,062	396,161
Gulf Warehousing Co.	191,527	268,169
Mazaya Real Estate Development QPSC (a)	88,105	30,562
Medicare Group	191,270	464,385
Qatar Aluminium Manufacturing Co.	1,503,755	399,377
Security Description	Shares	Value
Qatar First Bank (a)	1,072,525	$506,953
Qatar Insurance Co. SAQ	696,074	451,559
Qatari Investors Group QSC	280,960	139,747
United Development Co. QSC	973,413	442,461
Vodafone Qatar QSC	1,079,874	397,130
		4,550,077
RUSSIA — 0.6%
Aeroflot PJSC (a)	440,133	425,111
Etalon Group PLC GDR	125,766	217,575
Globaltrans Investment PLC GDR	118,285	707,344
HeadHunter Group PLC ADR	8,108	245,267
Lenta PLC GDR (a)	20,664	71,394
LSR Group PJSC GDR	229,155	523,619
M. Video PJSC (a)	62,264	601,979
Mechel PJSC ADR (a)(c)	59,264	121,491
Mosenergo PJSC (a)	3,407,000	95,556
OGK-2 PJSC (a)	14,925,000	147,713
QIWI PLC ADR (c)	38,969	401,381
Raspadskaya OJSC (a)	7,080	14,983
		3,573,413
SAUDI ARABIA — 3.3%
Abdul Mohsen Al-Hokair Tourism and Development Co. (a)	45,100	254,616
Al Babtain Power & Telecommunication Co.	13,154	110,972
Al Hammadi Co. for Development and Investment (a)	28,173	217,027
Al Jouf Agricultural Development Co.	8,595	84,081
Al Jouf Cement Co. (a)	56,204	167,192
Al Khaleej Training and Education Co.	42,984	257,336
AL Moammar Information System	2,573	65,978
Al Rajhi Co. for Co-operative Insurance (a)	10,725	231,275
Al Rajhi REIT	84,838	219,354
Alahli REIT Fund 1	20,632	49,056
Alandalus Property Co.	16,957	95,732
Alaseel Co.	8,397	174,583
Aldrees Petroleum and Transport Services Co.	19,772	342,041
Al-Etihad Cooperative Insuarnce Co. (a)	28,550	187,056
Alujain Holding (a)	19,898	249,547
Arabian Cement Co.	30,250	297,130
Arriyadh Development Co.	37,662	172,469
Aseer Trading Tourism & Manufacturing Co. (a)	42,852	187,326
Astra Industrial Group (a)	12,765	87,445
Ataa Educational Co.	3,203	33,724
AXA Cooperative Insurance Co. (a)	10,522	100,127

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Basic Chemical Industries, Ltd. (a)	9,148	$81,322
Batic Investments and Logistic Co. (a)	10,578	98,404
Bawan Co.	28,048	185,711
City Cement Co.	43,812	298,962
Dallah Healthcare Co.	17,155	220,634
Derayah REIT	65,658	196,015
Dur Hospitality Co.	41,890	319,903
Eastern Province Cement Co.	28,088	308,088
Emaar Economic City (a)	260,282	638,980
Fawaz Abdulaziz Al Hokair & Co. (a)	47,512	276,085
Fitaihi Holding Group	17,112	81,099
Hail Cement Co. (a)	32,199	143,503
Halwani Brothers Co.	5,054	120,436
Herfy Food Services Co.	15,806	251,103
Jadwa REIT Saudi Fund	78,860	294,285
Jazan Energy and Development Co. (a)	38,277	169,775
Leejam Sports Co. JSC	11,723	241,547
Maharah Human Resources Co.	10,456	210,424
Mediterranean & Gulf Insurance & Reinsurance Co. (a)	24,192	152,957
Methanol Chemicals Co. (a)	38,576	132,645
Middle East Healthcare Co. (a)	19,286	180,183
Mobile Telecommunications Co. (a)	279,038	1,011,546
Musharaka Real Estate Income Fund REIT	50,329	131,873
Najran Cement Co.	51,601	250,880
National Agriculture Development Co (a)	31,370	249,181
National Co. for Glass Manufacturing (a)	33,063	241,037
National Co. for Learning & Education	19,232	267,595
National Gas & Industrialization Co.	22,117	179,808
National Industrialization Co. (a)	191,905	699,771
National Medical Care Co.	12,223	173,981
Northern Region Cement Co.	49,244	159,614
Qassim Cement Co.	29,881	645,154
Riyad REIT Fund	66,959	151,709
Saudi Advanced Industries Co.	27,109	136,571
Saudi Airlines Catering Co.	27,993	575,291
Saudi Automotive Services Co.	26,375	216,534
Saudi Ceramic Co. (a)	19,449	248,582
Saudi Chemical Co. Holding (a)	21,588	201,114
Saudi Co. For Hardware CJSC	11,280	174,991
Saudi Fisheries Co. (a)	12,296	179,937
Saudi Ground Services Co. (a)	61,023	522,134
Saudi Industrial Services Co.	20,248	174,868
Security Description	Shares	Value
Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,722	$206,073
Saudi Public Transport Co. (a)	51,645	246,964
Saudi Re for Cooperative Reinsurance Co. (a)	20,496	82,605
Saudi Real Estate Co. (a)	53,662	216,273
Saudi Research & Marketing Group (a)	22,360	467,870
Saudi Vitrified Clay Pipe Co., Ltd.	7,788	205,516
Saudia Dairy & Foodstuff Co.	13,244	617,790
Seera Group Holding (a)	101,521	513,612
Tabuk Cement Co. (a)	35,752	162,388
Umm Al-Qura Cement Co.	30,388	253,935
United Electronics Co.	19,743	455,211
United International Transportation Co.	18,936	191,803
United Wire Factories Co.	11,014	102,166
Walaa Cooperative Insurance Co. (a)	24,754	144,634
Yamama Cement Co.	63,795	502,490
Yanbu Cement Co.	50,755	548,597
Zamil Industrial Investment Co. (a)	24,655	136,432
		19,832,658
SINGAPORE — 0.1%
Asian Pay Television Trust	1,067,800	96,144
Guan Chong Bhd	126,700	84,099
Japfa, Ltd.	237,500	166,222
Riverstone Holdings, Ltd. (c)	384,600	323,010
Silverlake Axis, Ltd.	1,007,800	205,883
		875,358
SOUTH AFRICA — 5.6%
Adcock Ingram Holdings, Ltd.	164,810	516,127
Advtech, Ltd. (a)	510,902	330,428
AECI, Ltd.	99,894	591,662
African Oxygen, Ltd. (c)	95,172	160,685
Afrimat, Ltd.	50,846	148,916
Alexander Forbes Group Holdings, Ltd.	925,093	249,400
Arrowhead Properties, Ltd. Class B, REIT	942,833	148,915
Astral Foods, Ltd.	22,267	211,471
Attacq, Ltd. REIT	350,675	118,652
AVI, Ltd.	195,876	976,396
Barloworld, Ltd.	135,277	838,991
Blue Label Telecoms, Ltd. (a)	433,961	114,039
Brait SE (a)(c)	628,720	159,655
Cashbuild, Ltd.	13,822	223,015
City Lodge Hotels, Ltd.	314,825	53,583
Coronation Fund Managers, Ltd.	222,143	652,875
Curro Holdings, Ltd. (c)	134,238	86,636
DataTec, Ltd. (a)	157,667	263,516

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Dis-Chem Pharmacies, Ltd. (a)(b)	346,881	$496,160
Distell Group Holdings, Ltd. (c)	58,600	379,157
DRDGOLD, Ltd. (c)	287,912	352,227
Emira Property Fund, Ltd. REIT (c)	491,619	222,904
Equites Property Fund, Ltd. REIT (c)	375,532	444,081
Famous Brands, Ltd. (a)	76,709	255,631
Fortress REIT, Ltd. Class A,	543,131	504,722
Fortress REIT, Ltd. Class B,	1,180,731	241,954
Foschini Group, Ltd. (a)	214,420	1,493,477
Grindrod, Ltd.	372,805	128,171
Hosken Consolidated Investments, Ltd. (a)(c)	41,500	155,391
Hudaco Industries, Ltd.	20,203	111,408
Hyprop Investments, Ltd. REIT (a)(c)	175,068	351,834
Imperial Logistics, Ltd.	112,124	285,105
Investec Property Fund, Ltd. REIT (c)	112,528	69,790
Italtile, Ltd.	333,628	336,155
JSE, Ltd.	96,620	740,005
KAP Industrial Holdings, Ltd. (a)	1,744,011	375,190
Liberty Holdings, Ltd.	61,443	259,262
Libstar Holdings, Ltd.	389,947	168,045
Life Healthcare Group Holdings, Ltd. (a)	911,681	1,043,960
Long4Life, Ltd. (a)	606,962	135,948
Massmart Holdings, Ltd. (a)(c)	60,678	173,581
Metair Investments, Ltd. (a)	173,391	221,331
MiX Telematics, Ltd. ADR	9,424	118,648
Momentum Metropolitan Holdings	466,951	501,006
Montauk Holdings, Ltd. (a)	1	7
Motus Holdings, Ltd.	112,359	428,362
Mr. Price Group, Ltd.	161,224	1,873,058
Net 1 UEPS Technologies, Inc. (a)(c)	66,759	328,454
Netcare, Ltd.	882,912	751,351
Ninety One, Ltd.	66,134	198,104
Oceana Group, Ltd.	34,472	150,784
Omnia Holdings, Ltd. (a)	124,299	390,022
Pick n Pay Stores, Ltd.	226,748	775,856
PSG Konsult, Ltd.	258,719	158,521
Raubex Group, Ltd.	144,650	211,725
Redefine Properties, Ltd. REIT (c)	3,683,945	835,165
Resilient REIT, Ltd.	228,881	659,121
Reunert, Ltd.	162,749	401,090
RFG Holdings, Ltd.	28,485	23,426
Royal Bafokeng Platinum, Ltd. (a)	126,479	562,961
SA Corporate Real Estate, Ltd. REIT	1,472,831	173,466
Santam, Ltd.	23,755	412,036
Security Description	Shares	Value
Sappi, Ltd. (a)	354,125	$791,244
SPAR Group, Ltd.	118,168	1,524,811
Steinhoff International Holdings NV (a)(c)	3,445,440	243,946
Stor-Age Property REIT, Ltd. (c)	156,930	144,764
Sun International, Ltd. (a)	171,902	144,883
Super Group, Ltd. (a)	339,536	541,131
Telkom SA SOC, Ltd. (c)	200,531	419,253
Tiger Brands, Ltd.	111,563	1,581,155
Transaction Capital, Ltd.	316,163	535,736
Truworths International, Ltd. (c)	272,226	682,940
Tsogo Sun Gaming, Ltd. (a)	355,682	123,494
Vukile Property Fund, Ltd. REIT	701,021	381,800
Wilson Bayly Holmes-Ovcon, Ltd. (a)	60,556	375,735
Woolworths Holdings, Ltd.	654,383	1,761,505
Zeder Investments, Ltd.	633,500	112,565
		33,108,576
SPAIN — 0.0% (e)
AmRest Holdings SE (a)	41,626	309,458
TAIWAN — 29.6%
Abnova Corp.	18,000	37,284
AcBel Polytech, Inc.	811,000	835,591
A-DATA Technology Co., Ltd.	247,652	643,412
Advanced Ceramic X Corp.	51,642	937,341
Advanced Wireless Semiconductor Co.	70,801	340,171
AGV Products Corp. (a)(c)	1,799,414	637,845
Alchip Technologies, Ltd. (c)	55,000	1,215,567
ALI Corp. (a)	41,000	45,672
Alpha Networks, Inc.	452,285	503,022
Altek Corp.	221,516	266,469
AMPACS Corp.	22,144	102,453
AmTRAN Technology Co., Ltd. (a)	935,717	416,274
AP Memory Technology Corp.	31,000	469,446
Apex International Co., Ltd.	59,000	144,046
Applied BioCode Corp. (a)	37,000	77,429
Arcadyan Technology Corp.	202,318	675,401
Ardentec Corp.	112,000	154,061
Argosy Research, Inc.	9,000	35,234
Asia Optical Co., Inc.	210,540	553,737
Asia Pacific Telecom Co., Ltd. (a)	944,476	339,498
Asia Polymer Corp.	958,863	733,702
Asia Vital Components Co., Ltd.	122,000	287,003
ASPEED Technology, Inc.	17,000	1,037,618
ASROCK, Inc.	11,000	61,072
Aten International Co., Ltd.	215,000	647,341
AURAS Technology Co., Ltd.	26,000	198,021
Aurora Corp.	12,000	37,967
Avermedia Technologies	93,000	165,327
Bank of Kaohsiung Co., Ltd. (a)	102,861	38,255

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Baotek Industrial Materials, Ltd. (a)	24,000	$31,518
Basso Industry Corp.	114,800	170,169
BES Engineering Corp.	2,600,356	925,459
Bizlink Holding, Inc. (c)	79,764	691,243
Brave C&H Supply Co., Ltd.	14,000	90,184
Brighton-Best International Taiwan, Inc.	196,000	192,177
Brogent Technologies, Inc.	6,300	25,336
Capital Securities Corp.	2,226,771	1,073,840
Career Technology MFG. Co., Ltd.	346,943	431,549
Cathay Real Estate Development Co., Ltd.	848,332	600,819
Center Laboratories, Inc.	294,090	725,334
Century Iron & Steel Industrial Co., Ltd.	86,000	327,497
Chang Wah Electromaterials, Inc. (c)	654,190	713,607
Chang Wah Technology Co., Ltd.	50,000	106,413
Channel Well Technology Co., Ltd.	16,000	25,141
Charoen Pokphand Enterprise	265,675	684,564
Chaun-Choung Technology Corp.	34,000	254,716
Cheng Loong Corp.	1,093,128	1,322,740
Cheng Mei Materials Technology Corp. (a)	93,000	36,574
Cheng Uei Precision Industry Co., Ltd.	340,915	571,468
Chia Hsin Cement Corp.	118,000	80,002
Chief Telecom, Inc.	7,000	88,316
Chilisin Electronics Corp.	135,455	539,930
China Airlines, Ltd. (a)	1,730,000	741,921
China Bills Finance Corp.	969,394	514,057
China Chemical & Pharmaceutical Co., Ltd.	670,000	562,745
China General Plastics Corp.	94,920	85,975
China Man-Made Fiber Corp. (a)	1,812,527	722,482
China Motor Corp. (a)	216,000	388,981
China Petrochemical Development Corp. (c)	2,129,103	882,769
China Steel Chemical Corp.	175,000	675,760
Chin-Poon Industrial Co., Ltd.	307,000	346,356
Chipbond Technology Corp.	539,000	1,273,742
ChipMOS Techinologies, Inc.	290,875	355,597
Chong Hong Construction Co., Ltd.	266,275	758,132
Chung-Hsin Electric & Machinery Manufacturing Corp.	124,000	236,544
Chunghwa Precision Test Tech Co., Ltd.	11,000	299,096
Cleanaway Co., Ltd.	29,000	169,265
Clevo Co.	527,265	564,833
CMC Magnetics Corp.	878,303	296,644
Security Description	Shares	Value
Concraft Holding Co., Ltd.	34,911	$107,474
Continental Holdings Corp.	75,000	55,253
Coretronic Corp.	404,652	583,979
CSBC Corp. Taiwan (a)	215,082	217,776
CTCI Corp.	670,000	910,883
Cub Elecparts, Inc.	55,923	402,037
CyberTAN Technology, Inc.	538,210	346,701
Dadi Early-Childhood Education Group, Ltd.	8,000	49,256
Darfon Electronics Corp.	136,000	209,823
Darwin Precisions Corp. (a)	408,576	205,030
Dimerco Express Corp.	35,000	82,586
D-Link Corp. (a)	812,598	830,008
Dyaco International, Inc.	18,000	75,593
Dynapack International Technology Corp.	175,000	525,660
E Ink Holdings, Inc.	715,000	1,165,457
E&R Engineering Corp. (a)	38,000	132,130
Egis Technology, Inc. (c)	49,000	299,950
EirGenix, Inc. (a)	68,000	113,745
Elan Microelectronics Corp. (c)	282,029	1,339,984
Elite Advanced Laser Corp.	96,600	239,626
Elite Material Co., Ltd.	254,782	1,423,616
Elite Semiconductor Memory Technology, Inc.	307,674	708,467
eMemory Technology, Inc.	48,000	1,016,442
Ennoconn Corp.	44,340	396,090
Episil-Precision, Inc.	40,000	101,217
Epistar Corp. (a)	827,572	1,219,357
Eternal Materials Co., Ltd.	1,073,805	1,396,810
Etron Technology, Inc. (a)	84,401	73,293
Eva Airways Corp.	352,000	164,738
Ever Supreme Bio Technology Co., Ltd. (a)	8,908	55,798
Everlight Chemical Industrial Corp.	561,304	340,602
Everlight Electronics Co., Ltd.	632,503	949,948
Excelliance Mos Corp.	8,000	35,305
Excelsior Medical Co., Ltd.	184,432	368,234
Far Eastern Department Stores, Ltd.	859,490	734,136
Far Eastern International Bank	3,644,115	1,407,169
Faraday Technology Corp.	278,385	504,299
Farglory Land Development Co., Ltd.	234,464	469,796
Feng Hsin Steel Co., Ltd.	465,270	1,177,333
Firich Enterprises Co., Ltd.	120,291	123,510
FIT Holding Co., Ltd. (a)	58,000	66,880
Fittech Co., Ltd.	22,000	130,757
FLEXium Interconnect, Inc.	261,099	1,124,385
FocalTech Systems Co., Ltd.	100,115	333,147
Forcecon Tech Co., Ltd.	6,000	14,286
Foresee Pharmaceuticals Co., Ltd. (a)	33,532	106,928
Formosa Sumco Technology Corp.	5,000	24,023
Formosa Taffeta Co., Ltd.	960,000	1,060,858

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Formosan Rubber Group, Inc.	357,610	$315,636
Foxsemicon Integrated Technology, Inc.	65,050	486,173
Fulgent Sun International Holding Co., Ltd.	70,330	280,339
Fusheng Precision Co., Ltd.	28,000	172,895
Gamania Digital Entertainment Co., Ltd.	38,000	94,533
Gemtek Technology Corp.	449,234	486,838
General Biologicals Corp. (a)	13,351	25,659
General Interface Solution Holding, Ltd.	101,000	411,577
GeneReach Biotechnology Corp. (a)	12,000	55,306
Getac Technology Corp.	249,000	433,344
Gigabyte Technology Co., Ltd.	460,000	1,273,685
Gigasolar Materials Corp.	9,000	65,343
Gigastorage Corp. (a)	331,941	255,766
Ginko International Co., Ltd.	40,950	212,780
Global Lighting Technologies, Inc.	30,000	119,581
Global Mixed Mode Technology, Inc.	2,000	11,353
Global PMX Co., Ltd.	16,000	97,658
Global Unichip Corp.	84,669	1,021,524
Gloria Material Technology Corp.	464,909	284,591
Gold Circuit Electronics, Ltd. (a)(c)	197,000	354,064
Golden Biotechnology Corp. (a)	33,229	57,771
Goldsun Building Materials Co., Ltd.	1,271,044	1,130,903
Gongwin Biopharm Holdings Co., Ltd. (a)	27,645	239,082
Gourmet Master Co., Ltd.	81,644	409,702
Grand Pacific Petrochemical (a)	859,000	726,075
Grand Plastic Technology Corp.	4,000	56,588
Grape King Bio, Ltd.	105,000	663,303
Great Wall Enterprise Co., Ltd. (c)	813,615	1,470,982
Gudeng Precision Industrial Co., Ltd.	22,000	213,752
Hannstar Board Corp.	216,674	334,288
HannStar Display Corp. (a)(c)	2,268,599	993,087
HannsTouch Solution, Inc.	703,498	282,921
Highwealth Construction Corp.	828,003	1,351,126
Himax Technologies, Inc. ADR (a)	107,009	790,797
HLJ Technology Co., Ltd.	42,665	74,555
Ho Tung Chemical Corp. (a)	1,303,351	482,413
Holtek Semiconductor, Inc.	70,000	180,867
Holy Stone Enterprise Co., Ltd.	103,000	427,059
Hota Industrial Manufacturing Co., Ltd.	168,680	627,342
Hsin Kuang Steel Co., Ltd.	152,000	213,410
Security Description	Shares	Value
HTC Corp. (a)(c)	557,000	$609,572
Hu Lane Associate, Inc.	13,325	54,063
Huaku Development Co., Ltd.	269,260	841,378
Huang Hsiang Construction Corp.	303,484	413,675
Hung Sheng Construction, Ltd.	72,320	50,447
Ibase Technology, Inc. (c)	356,817	491,452
IBF Financial Holdings Co., Ltd.	2,341,222	1,070,706
Ichia Technologies, Inc.	370,000	243,612
International CSRC Investment Holdings Co.	831,767	766,701
International Games System Co., Ltd.	38,000	1,025,126
Iron Force Industrial Co., Ltd.	68,000	195,544
ITE Technology, Inc.	372,992	904,006
ITEQ Corp.	118,872	583,826
Jentech Precision Industrial Co., Ltd.	28,000	246,637
Jess-Link Products Co., Ltd.	205,230	265,868
Jih Sun Financial Holdings Co., Ltd.	1,979,768	887,788
Johnson Health Tech Co., Ltd.	6,000	19,774
KEE TAI Properties Co., Ltd.	898,076	332,408
Kenda Rubber Industrial Co., Ltd.	710,579	883,861
Kerry TJ Logistics Co., Ltd.	235,000	374,689
Keystone Microtech Corp.	7,000	77,728
Kindom Development Co., Ltd.	75,000	89,820
King Slide Works Co., Ltd.	61,000	644,779
King Yuan Electronics Co., Ltd.	998,656	1,235,081
King's Town Bank Co., Ltd.	1,011,000	1,396,071
Kinpo Electronics (c)	1,554,371	672,134
Kinsus Interconnect Technology Corp.	269,030	774,593
KMC Kuei Meng International, Inc.	30,000	184,711
KNH Enterprise Co., Ltd. (c)	58,000	69,357
Ko Ja Cayman Co., Ltd.	10,000	46,800
Kuoyang Construction Co., Ltd.	628,138	563,352
Land Mark Optoelectronics Corp.	31,000	311,677
Lealea Enterprise Co., Ltd. (a)	291,000	136,707
Lien Hwa Industrial Holdings Corp.	1,026,344	1,556,063
Lin BioScience, Inc. (a)	11,936	43,329
Lingsen Precision Industries, Ltd. (a)(c)	834,694	423,318
Longchen Paper & Packaging Co., Ltd. (c)	671,663	555,775
Longwell Co. (c)	211,000	391,241
Lotes Co., Ltd.	80,418	1,358,045
Lotus Pharmaceutical Co., Ltd. (a)	34,000	96,804
Lumax International Corp., Ltd.	180,322	440,890
Lumosa Therapeutics Co., Ltd. (a)	17,000	21,327

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Lung Yen Life Service Corp.	194,000	$365,243
Machvision, Inc.	23,915	250,657
Macroblock, Inc.	9,000	32,351
Macronix International	1,076,000	1,619,859
Makalot Industrial Co., Ltd.	109,973	749,513
Marketech International Corp.	19,000	78,778
Medigen Biotechnology Corp. (a)	92,000	193,836
Medigen Vaccine Biologics Corp. (a)	78,285	286,973
Mercuries & Associates Holding, Ltd.	566,505	417,348
Merry Electronics Co., Ltd.	140,464	732,364
Microbio Co., Ltd. (a)	243,723	589,834
Mirle Automation Corp.	297,331	465,605
Mitac Holdings Corp.	1,095,544	1,150,208
Motech Industries, Inc. (a)	303,982	374,325
MPI Corp.	21,000	84,081
Mycenax Biotech, Inc. (a)	37,000	42,402
Nan Kang Rubber Tire Co., Ltd.	503,204	751,278
Nan Liu Enterprise Co., Ltd.	17,000	112,535
Nantex Industry Co., Ltd.	450,504	979,635
Nichidenbo Corp.	88,000	157,221
OBI Pharma, Inc. (a)	109,797	543,163
OptoTech Corp. (a)	271,900	266,113
Orient Semiconductor Electronics, Ltd.	369,704	198,023
Oriental Union Chemical Corp.	712,500	514,761
Pan Jit International, Inc.	222,000	427,440
Pan-International Industrial Corp.	506,539	462,407
Panion & BF Biotech, Inc.	51,000	154,463
PChome Online, Inc.	87,670	280,814
PharmaEngine, Inc.	108,197	222,956
PharmaEssentia Corp. (a)	114,953	383,749
Pharmally International Holding Co., Ltd. (a)	38,461	77,475
Phihong Technology Co., Ltd. (a)	89,000	51,630
Phison Electronics Corp.	98,000	1,159,691
Phytohealth Corp. (a)	350,511	315,607
Pixart Imaging, Inc.	109,060	745,232
Polaris Group/Tw (a)	142,505	86,980
Posiflex Technology, Inc.	13,000	36,875
Poya International Co., Ltd.	46,300	949,135
President Securities Corp.	1,385,581	907,349
Primax Electronics, Ltd. (c)	409,000	709,615
Prince Housing & Development Corp.	1,524,996	624,153
Promate Electronic Co., Ltd. (c)	368,000	463,634
Prosperity Dielectrics Co., Ltd.	72,000	170,660
Qisda Corp.	1,448,641	1,492,567
Radiant Opto-Electronics Corp.	381,331	1,547,147
Radium Life Tech Co., Ltd.	957,406	410,589
Rexon Industrial Corp., Ltd.	116,000	300,548
RichWave Technology Corp.	28,000	393,124
Security Description	Shares	Value
Ritek Corp. (a)	643,165	$249,502
Roo Hsing Co., Ltd. (a)	138,000	54,762
Ruentex Development Co., Ltd.	725,700	1,056,343
Ruentex Industries, Ltd.	267,000	662,321
Sampo Corp.	705,221	653,819
Sanyang Motor Co., Ltd.	824,945	1,048,136
Savior Lifetec Corp. (a)	47,000	57,960
ScinoPharm Taiwan, Ltd.	422,500	433,808
SDI Corp.	64,000	223,674
Senhwa Biosciences, Inc. (a)	40,000	320,308
Sensortek Technology Corp.	14,000	338,814
Sercomm Corp.	237,000	657,912
Shihlin Paper Corp. (a)	72,000	151,954
Shin Foong Specialty & Applied Materials Co., Ltd.	23,000	121,557
Shin Zu Shing Co., Ltd.	81,300	383,381
Shinkong Insurance Co., Ltd.	401,841	552,749
Shinkong Synthetic Fibers Corp.	1,929,796	978,703
ShunSin Technology Holding, Ltd.	5,000	23,133
Shuttle, Inc. (a)	73,000	34,294
Sigurd Microelectronics Corp. (c)	723,144	1,164,576
Silicon Integrated Systems Corp. (c)	779,253	471,468
Silicon Motion Technology Corp. ADR	18,870	908,590
Sinbon Electronics Co., Ltd.	234,444	1,802,260
Sinmag Equipment Corp.	74,271	225,208
Sinon Corp.	852,662	652,439
Sinphar Pharmaceutical Co., Ltd. (c)	267,879	295,069
Sinyi Realty, Inc.	665,828	689,572
Sirtec International Co., Ltd.	38,000	37,529
Sitronix Technology Corp.	73,000	422,183
Soft-World International Corp.	107,848	406,858
Sonix Technology Co., Ltd.	36,000	84,177
Speed Tech Corp.	41,000	136,725
Sporton International, Inc.	14,000	133,533
St Shine Optical Co., Ltd.	37,000	368,710
Standard Foods Corp.	250,000	545,412
Sunny Friend Environmental Technology Co., Ltd.	24,000	199,018
Sunonwealth Electric Machine Industry Co., Ltd.	79,000	151,263
Sunrex Technology Corp.	11,000	25,408
Superalloy Industrial Co., Ltd.	128,112	239,828
Swancor Holding Co., Ltd.	26,000	141,113
Symtek Automation Asia Co., Ltd.	23,746	68,454
Sysgration (a)	42,000	61,734
Systex Corp.	296,000	923,881
TA Chen Stainless Pipe (c)	745,113	830,025
TA-I Technology Co., Ltd.	54,000	165,279
Taichung Commercial Bank Co., Ltd.	3,299,568	1,274,123

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
TaiDoc Technology Corp.	11,000	$71,055
Taiflex Scientific Co., Ltd.	325,699	632,898
Taigen Biopharmaceuticals Holdings, Ltd. (a)	185,000	150,447
TaiMed Biologics, Inc. (a)	115,000	344,206
Taimide Tech, Inc.	32,550	64,062
Tainan Spinning Co., Ltd.	1,640,105	875,563
Taisun Enterprise Co., Ltd. (c)	747,549	734,300
Taiwan Cogeneration Corp.	720,469	992,318
Taiwan Fertilizer Co., Ltd.	594,000	1,145,804
Taiwan Glass Industry Corp. (a)	971,000	673,874
Taiwan Hon Chuan Enterprise Co., Ltd.	408,218	876,060
Taiwan Land Development Corp. (a)	734,781	197,699
Taiwan Paiho, Ltd.	183,000	481,956
Taiwan PCB Techvest Co., Ltd.	38,000	60,047
Taiwan Secom Co., Ltd.	318,961	1,006,899
Taiwan Semiconductor Co., Ltd.	143,000	316,556
Taiwan Shin Kong Security Co., Ltd.	47,470	62,425
Taiwan Surface Mounting Technology Corp.	246,308	1,130,818
Taiwan Union Technology Corp.	203,000	874,190
Taiyen Biotech Co., Ltd.	388,979	452,688
Tanvex BioPharma, Inc. (a)	74,238	98,815
TBI Motion Technology Co., Ltd. (a)	63,000	123,991
TCI Co., Ltd.	65,545	466,546
Teco Electric and Machinery Co., Ltd.	1,556,000	1,531,191
Test Rite International Co., Ltd.	465,896	442,716
Thye Ming Industrial Co., Ltd. (c)	297,218	313,106
Ton Yi Industrial Corp. (a)	767,000	323,473
Tong Hsing Electronic Industries, Ltd.	101,486	639,299
Tong Yang Industry Co., Ltd.	416,872	578,618
TOPBI International Holdings, Ltd.	19,616	12,811
Topco Scientific Co., Ltd.	274,299	1,166,586
Topkey Corp.	50,000	277,600
Toung Loong Textile Manufacturing	26,000	26,742
TPK Holding Co., Ltd. (a)	235,000	387,234
Transcend Information, Inc.	208,484	482,293
TSEC Corp. (a)	222,848	331,123
TSRC Corp.	699,028	579,662
TTY Biopharm Co., Ltd.	224,436	547,950
Tung Ho Steel Enterprise Corp.	696,258	904,456
TXC Corp.	368,080	981,180
U-Ming Marine Transport Corp.	449,000	589,654
Unitech Printed Circuit Board Corp.	181,240	143,196
Security Description	Shares	Value
United Integrated Services Co., Ltd.	38,000	$292,120
United Renewable Energy Co., Ltd. (a)	1,845,832	936,120
Unity Opto Technology Co., Ltd. (a)(d)	771,307	56,548
Universal Cement Corp.	49,000	40,458
Universal Vision Biotechnology Co., Ltd.	20,000	170,119
Universal, Inc.	22,000	70,859
Unizyx Holding Corp. (a)	541,694	735,484
UPC Technology Corp.	1,028,632	702,888
USI Corp.	1,057,590	850,649
Visual Photonics Epitaxy Co., Ltd.	189,371	754,842
Wafer Works Corp.	437,418	666,293
Walsin Lihwa Corp.	1,034,000	710,236
Wan Hai Lines, Ltd. (c)	759,320	1,429,569
Wei Chuan Foods Corp.	624,899	495,952
Winbond Electronics Corp.	1,505,000	1,555,992
Wistron NeWeb Corp.	277,249	766,683
WT Microelectronics Co., Ltd.	311,090	446,186
WUS Printed Circuit Co., Ltd.	267,187	301,439
XinTec, Inc. (a)	104,000	679,194
Xxentria Technology Materials Corp.	86,000	185,479
Yang Ming Marine Transport Corp. (a)	675,970	703,684
Yeong Guan Energy Technology Group Co., Ltd.	100,090	293,523
YFY, Inc.	1,726,941	1,810,037
Yieh Phui Enterprise Co., Ltd. (a)	1,323,846	640,768
Young Optics, Inc. (a)	63,000	136,099
Yuan High-Tech Development Co., Ltd.	4,000	27,119
Yulon Finance Corp.	268,180	959,217
Yulon Motor Co., Ltd. (a)	259,390	432,963
Zenitron Corp.	437,348	341,654
ZillTek Technology Corp.	11,000	82,604
Zinwell Corp. (a)	539,674	379,335
		175,679,263
THAILAND — 3.9%
Absolute Clean Energy PCL (c)	405,300	49,242
AEON Thana Sinsap Thailand PCL NVDR (c)	38,000	257,477
Amata Corp. PCL	143,600	78,127
Bangchak Corp. PCL NVDR	132,800	91,311
Bangkok Airways PCL NVDR	480,100	102,558
Bangkok Chain Hospital PCL NVDR	716,700	325,338
Bangkok Land PCL NVDR	16,045,800	626,622
Bangkok Life Assurance PCL NVDR (a)	200,400	140,467
Banpu PCL NVDR	919,800	337,710
Banpu Power PCL NVDR	154,800	78,020

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Beauty Community PCL (a)(c)	2,338,575	$123,329
BEC World PCL NVDR (a)	925,581	248,696
Central Plaza Hotel PCL NVDR (a)(c)	867,002	685,846
CH Karnchang PCL NVDR (a)	53,400	29,587
Chularat Hospital PCL NVDR	8,185,800	672,132
CK Power PCL NVDR (a)	860,700	128,128
Com7 PCL Class F	129,100	168,054
CPN Retail Growth Leasehold REIT	361,300	229,129
Dohome PCL NVDR	256,657	119,933
Dynasty Ceramic PCL NVDR	4,205,120	311,594
Eastern Polymer Group PCL NVDR	422,900	100,220
Erawan Group PCL NVDR (c)	786,700	94,530
Esso Thailand PCL NVDR (a)(c)	1,543,267	381,181
Frasers Property Thailand Industrial Freehold & Leasehold REIT (a)	389,759	152,209
GFPT PCL	322,500	152,854
Group Lease PCL NVDR (a)	299,400	11,992
Gunkul Engineering PCL NVDR	5,576,004	469,010
Hana Microelectronics PCL NVDR	365,400	484,801
Ichitan Group PCL NVDR	459,963	142,011
IMPACT Growth Real Estate Investment Trust	325,800	213,140
Inter Far East Energy Corp. NVDR (a)(d)	283,900	—
International Engineering PCL (a)(d)	63,855,934	—
IRPC PCL NVDR	6,018,500	747,290
Jasmine International PCL NVDR (c)	3,057,025	324,477
Jay Mart PCL	109,510	73,104
JMT Network Services PCL NVDR	485,200	583,017
KCE Electronics PCL NVDR	607,563	841,584
Kiatnakin Bank PCL NVDR	183,200	316,442
LPN Development PCL NVDR (c)	959,800	149,288
Major Cineplex Group PCL NVDR	736,421	449,817
MBK PCL NVDR	274,600	115,486
MC Group PCL NVDR	245,800	80,812
Mega Lifesciences PCL	176,400	210,491
MK Restaurants Group PCL NVDR	57,700	94,851
Mono Next PCL (a)	275,700	22,270
Noble Development PCL NVDR	69,400	57,447
Origin Property PCL NVDR	777,550	195,945
Plan B Media Pcl NVDR (c)	1,022,000	213,201
Polyplex Thailand PCL	175,200	132,160
Precious Shipping PCL (a)	652,000	165,394
Security Description	Shares	Value
Prima Marine PCL NVDR	460,200	$122,884
Pruksa Holding PCL NVDR	1,430,331	596,767
PTG Energy PCL NVDR	843,500	447,652
R&B Food Supply PCL	182,600	56,682
Ratchthani Leasing PCL NVDR	1,363,937	189,385
RS PCL NVDR	192,300	111,041
Siam City Cement PCL NVDR	25,700	116,233
Siamgas & Petrochemicals PCL NVDR	462,400	154,339
Singer Thailand PCL	26,700	23,171
Singha Estate PCL NVDR	1,775,600	94,825
Sino-Thai Engineering & Construction PCL NVDR (c)	1,367,100	579,512
SPCG PCL NVDR	164,400	110,295
Sri Trang Agro-Industry PCL NVDR (c)	865,632	765,662
Star Petroleum Refining PCL NVDR (c)	1,011,500	271,782
Supalai PCL NVDR	1,139,100	779,424
Super Energy Corp. PCL NVDR (a)	6,712,700	215,093
SVI PCL (a)	415,840	59,406
Taokaenoi Food & Marketing PCL NVDR	372,100	129,167
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,719,700	964,318
Thai Vegetable Oil PCL NVDR	497,300	560,209
Thaicom PCL NVDR	597,600	170,543
Thanachart Capital PCL NVDR	344,300	396,474
Thonburi Healthcare Group PCL NVDR	106,800	91,792
Thoresen Thai Agencies PCL	1,945,282	366,851
Tipco Asphalt PCL NVDR (c)	781,663	456,579
Tisco Financial Group PCL NVDR	214,800	634,506
TPI Polene PCL	1,062,600	65,260
TPI Polene Power PCL NVDR	4,747,800	678,257
TQM Corp. PCL NVDR	63,900	286,868
TTW PCL NVDR	682,400	282,435
VGI PCL NVDR	1,729,600	383,907
Vibhavadi Medical Center PCL NVDR (c)	2,674,500	131,225
WHA Corp. PCL NVDR	4,031,400	409,061
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F, (c)	843,100	374,273
WHA Utilities and Power PCL NVDR	651,000	91,262
		22,945,464
TURKEY — 2.4%
Afyon Cimento Sanayi TAS (a)	69,020	47,453
AG Anadolu Grubu Holding A/S Class A (a)	101,379	360,368
Aksa Akrilik Kimya Sanayii A/S	186,891	366,867
Aksa Enerji Uretim A/S (a)	48,655	48,704

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Albaraka Turk Katilim Bankasi A/S (a)	86,718	$22,635
Alkim Alkali Kimya A/S	29,679	59,498
Anadolu Efes Biracilik Ve Malt Sanayii A/S	100,313	312,850
Aygaz A/S	111,565	219,903
Bera Holding A/S (a)	214,830	586,176
Cemas Dokum Sanayi A/S (a)	184,160	53,272
Coca-Cola Icecek A/S (a)	45,411	402,024
Deva Holding A/S	11,817	38,380
Dogan Sirketler Grubu Holding A/S	441,723	182,454
EGE Endustri VE Ticaret A/S	343	81,688
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,009	24,098
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	1,167,860	336,256
Enerjisa Enerji AS (b)	249,626	420,158
Gubre Fabrikalari TAS (a)	23,686	274,225
Hektas Ticaret TAS (a)	35,431	90,907
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A/S (a)	836,312	140,651
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S (a)	57,095	100,478
Is Finansal Kiralama A/S (a)	136,905	71,100
Is Gayrimenkul Yatirim Ortakligi A/S REIT (a)	733,804	250,772
Is Yatirim Menkul Degerler A/S Class A	14,633	34,769
Izmir Demir Celik Sanayi A/S (a)(c)	32,093	46,504
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	1,021,758	794,586
Karsan Otomotiv Sanayii Ve Ticaret A/S (a)	128,920	56,373
Kerevitas Gida Sanayi ve Ticaret A/S (a)	54,993	48,685
Koza Altin Isletmeleri A/S (a)(c)	51,283	667,214
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	197,063	410,697
Logo Yazilim Sanayi Ve Ticaret A/S (a)	10,315	174,172
Mavi Giyim Sanayi Ve Ticaret AS Class B (a)(b)	38,104	267,612
Migros Ticaret A/S (a)	132,341	762,085
MLP Saglik Hizmetleri AS (a)(b)	129,151	345,272
Nuh Cimento Sanayi A/S	31,797	210,654
ODAS Elektrik Uretim ve Sanayi Ticaret A/S (a)	219,007	114,918
Otokar Otomotiv Ve Savunma Sanayi A.S.	631	27,031
Oyak Cimento Fabrikalari A/S (a)	129,448	152,917
Pegasus Hava Tasimaciligi A/S (a)	28,947	290,541
Security Description	Shares	Value
Petkim Petrokimya Holding A/S (a)	860,184	$576,349
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (a)	22,169	90,317
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	146,046	173,703
Sasa Polyester Sanayi A/S (a)	137,066	372,886
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	39,323	72,218
Sok Marketler Ticaret AS (a)	189,573	321,885
Tat Gida Sanayi A/S	11,005	17,561
TAV Havalimanlari Holding A/S	123,857	354,948
Tekfen Holding A/S (c)	182,893	408,233
Tofas Turk Otomobil Fabrikasi A/S	76,264	348,049
Tukas Gida Sanayi ve Ticaret A/S (a)	51,694	67,395
Turk Traktor ve Ziraat Makineleri A/S	25,464	625,936
Turkiye Halk Bankasi A/S (a)(c)	362,224	270,967
Turkiye Sigorta A/S (a)	125,900	111,798
Turkiye Sinai Kalkinma Bankasi A/S (a)	1,100,858	263,643
Turkiye Sise ve Cam Fabrikalari A/S	764,964	752,356
Ulker Biskuvi Sanayi A/S (a)	114,997	358,026
Vakif Gayrimenkul Yatirim Ortakligi A/S REIT (a)	115,973	56,485
Vestel Elektronik Sanayi ve Ticaret A/S (a)	28,077	79,556
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	34,904	67,859
Zorlu Enerji Elektrik Uretim A/S (a)	159,769	59,544
		14,344,661
UNITED ARAB EMIRATES — 0.5%
Air Arabia PJSC	1,836,781	640,072
Amanat Holdings PJSC	654,191	146,043
Arabtec Holding PJSC (a)	483,581	69,776
DAMAC Properties Dubai Co. PJSC (a)	907,431	321,158
Dana Gas PJSC	1,990,104	386,844
Deyaar Development PJSC (a)	443,447	33,924
Dubai Financial Market PJSC	371,470	94,052
Dubai Investments PJSC	970,682	383,183
DXB Entertainments PJSC (a)	432,832	10,487
Eshraq Properties Co. PJSC (a)	1,767,195	152,994
RAK Properties PJSC	2,787,126	364,216
SHUAA Capital PSC (a)	376,029	69,613
Union Properties PJSC (a)	1,260,880	96,115
		2,768,477
UNITED STATES — 0.1%
Ideanomics, Inc. (a)(c)	39,362	78,330

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Titan Cement International SA	26,468	$444,969
		523,299
TOTAL COMMON STOCKS (Cost $571,572,977)		592,103,440

RIGHTS — 0.0% (e)
CHILE — 0.0% (e)
AES Gener SA, (expiring 01/27/21) (a)	326,938	3,581
THAILAND — 0.0% (e)
Frasers Prop Thailand, (expiring 01/20/21) (a)	33,285	—
Wha Premium Growth, (expiring 01/11/21) (a)	15,371	513
		513
TOTAL RIGHTS (Cost $0)		4,094
WARRANTS — 0.0% (e)
BRAZIL — 0.0% (e)
CVC Brasil Operadora e Agencia de Viagens SA (expiring 1/29/21) (a)	19,663	36,341
MALAYSIA — 0.0% (e)
GDEX Bhd, (expiring 01/04/28) (a)	72,250	—
JAKS Resources Bhd, (expiring 11/18/25) (a)	173,600	18,126
Serba Dinamik Holdings Bhd, (expiring 12/5/24) (a)	127,260	6,486
		24,612
THAILAND — 0.0% (e)
JMT Network Services PCL, (expiring 05/16/22) (a)	49,709	12,859
MBK PCL, (expiring 11/15/23) (a)	10,984	3,446
		16,305
TOTAL WARRANTS (Cost $0)		77,258
SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f) (g)	155,987	156,018
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	13,311,053	$13,311,053
TOTAL SHORT-TERM INVESTMENTS (Cost $13,467,071)		13,467,071
TOTAL INVESTMENTS — 102.2% (Cost $585,040,048)		605,651,863
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(12,816,773)
NET ASSETS — 100.0%		$592,835,090
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2020.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $266,092, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$586,560,111	$5,270,109	$273,220	$592,103,440
Rights	3,581	513	—	4,094
Warrants	77,258	—	—	77,258
Short-Term Investments	13,467,071	—	—	13,467,071
TOTAL INVESTMENTS	$600,108,021	$5,270,622	$273,220	$605,651,863
Sector Breakdown as of December 31, 2020

% of Net Assets
Information Technology	19.4%
Industrials	13.4
Consumer Discretionary	13.4
Materials	12.3
Financials	10.1
Real Estate	8.5
Health Care	7.0
Consumer Staples	6.3
Utilities	3.6
Communication Services	3.6
Energy	2.3
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	895,024	$895,203	$12,309,019	$13,048,204	$—	$—	155,987	$156,018	$324
State Street Navigator Securities Lending Portfolio II	9,052,103	9,052,103	24,444,302	20,185,352	—	—	13,311,053	13,311,053	101,782
Total		$9,947,306	$36,753,321	$33,233,556	$—	$—		$13,467,071	$102,106
See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 4.9%
BWP Trust REIT	590,040	$2,012,446
Charter Hall Long Wale REIT	632,190	2,268,407
Charter Hall Retail REIT	632,161	1,790,252
Dexus REIT	1,312,254	9,518,450
Goodman Group REIT	2,030,107	29,623,129
GPT Group REIT	2,346,573	8,148,301
National Storage REIT	1,123,835	1,656,366
Scentre Group REIT	6,256,957	13,422,346
Shopping Centres Australasia Property Group REIT	1,298,234	2,524,492
Vicinity Centres REIT (a)	4,668,168	5,781,519
		76,745,708
AUSTRIA — 0.2%
CA Immobilien Anlagen AG	86,056	3,300,961
BELGIUM — 1.0%
Aedifica SA REIT	39,689	4,773,593
Cofinimmo SA REIT	32,827	4,892,154
Warehouses De Pauw CVA REIT	157,691	5,452,564
		15,118,311
BRAZIL — 0.3%
BR Malls Participacoes SA (b)	930,421	1,773,356
BR Properties SA	235,800	449,428
Iguatemi Empresa de Shopping Centers SA	108,600	776,730
Multiplan Empreendimentos Imobiliarios SA	331,100	1,499,901
		4,499,415
CANADA — 1.3%
Allied Properties Real Estate Investment Trust	73,825	2,192,151
Artis Real Estate Investment Trust	81,405	681,144
Boardwalk Real Estate Investment Trust	27,887	738,546
Canadian Apartment Properties REIT	100,747	3,953,173
Cominar Real Estate Investment Trust	109,491	696,995
Dream Industrial Real Estate Investment Trust	91,585	945,324
Dream Office Real Estate Investment Trust	29,474	458,073
First Capital Real Estate Investment Trust	130,905	1,392,279
Granite Real Estate Investment Trust	36,496	2,231,584
H&R Real Estate Investment Trust	171,999	1,794,244
InterRent Real Estate Investment Trust	81,516	875,945
RioCan Real Estate Investment Trust	186,317	2,449,615
Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	86,701	$1,570,690
		19,979,763
FINLAND — 0.2%
Kojamo Oyj	163,323	3,616,992
FRANCE — 2.2%
Covivio REIT	57,990	5,346,358
Gecina SA REIT	65,648	10,144,871
Klepierre SA REIT	247,895	5,577,906
Unibail-Rodamco-Westfield (c)	80,662	317,439
Unibail-Rodamco-Westfield REIT (c)	162,883	12,870,502
		34,257,076
GERMANY — 3.5%
alstria office REIT-AG	214,599	3,886,074
Aroundtown SA	1,444,818	10,818,978
Deutsche EuroShop AG (b)	61,252	1,382,733
Deutsche Wohnen SE	433,986	23,199,544
Grand City Properties SA	123,079	3,156,436
LEG Immobilien AG	87,153	13,549,176
		55,992,941
HONG KONG — 2.9%
Hang Lung Properties, Ltd.	2,219,018	5,852,437
Hysan Development Co., Ltd.	731,731	2,684,827
Link REIT	2,541,748	23,143,008
Swire Properties, Ltd.	1,275,200	3,708,578
Wharf Real Estate Investment Co., Ltd. (a)	2,086,000	10,855,265
		46,244,115
JAPAN — 11.7%
Activia Properties, Inc. REIT	847	3,572,749
Advance Residence Investment Corp. REIT	1,666	4,994,208
Aeon Mall Co., Ltd.	123,300	2,032,608
AEON REIT Investment Corp.	1,837	2,348,627
Comforia Residential REIT, Inc.	732	2,107,837
Daiwa House REIT Investment Corp.	2,405	5,944,656
Daiwa Office Investment Corp. REIT	368	2,338,205
Daiwa Securities Living Investments Corp. REIT	2,462	2,282,080
Frontier Real Estate Investment Corp. REIT	579	2,237,600
Fukuoka REIT Corp.	863	1,278,890
Global One Real Estate Investment Corp. REIT	1,148	1,164,178
GLP J-REIT	5,213	8,209,926
Hoshino Resorts REIT, Inc. (a)	265	1,291,055
Hulic Co., Ltd.	599,900	6,583,241
Hulic Reit, Inc.	1,397	2,082,409
Ichigo Office REIT Investment Corp.	1,844	1,328,816

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Industrial & Infrastructure Fund Investment Corp. REIT	2,499	$4,610,969
Invesco Office J-Reit, Inc.	10,931	1,599,762
Invincible Investment Corp. REIT	7,429	2,385,310
Japan Excellent, Inc. REIT	1,538	1,905,276
Japan Hotel REIT Investment Corp.	5,439	2,792,067
Japan Logistics Fund, Inc. REIT	1,091	3,217,681
Japan Prime Realty Investment Corp. REIT	1,161	3,845,823
Japan Real Estate Investment Corp. REIT	1,669	9,634,597
Japan Retail Fund Investment Corp. REIT	3,131	5,689,143
Kenedix Office Investment Corp. REIT	514	3,484,915
Kenedix Residential Next Investment Corp. REIT	1,160	2,129,110
Kenedix Retail REIT Corp.	650	1,583,370
LaSalle Logiport REIT	1,992	3,210,507
Leopalace21 Corp. (a)(b)	186,400	220,261
MCUBS MidCity Investment Corp. REIT	2,133	1,939,936
Mirai Corp. REIT	2,024	753,768
Mitsubishi Estate Logistics REIT Investment Corp.	436	1,815,875
Mitsui Fudosan Co., Ltd.	1,169,700	24,454,428
Mitsui Fudosan Logistics Park, Inc. REIT	602	3,049,504
Mori Hills REIT Investment Corp.	2,015	2,777,224
Mori Trust Sogo Reit, Inc.	1,150	1,481,428
Nippon Accommodations Fund, Inc. REIT	588	3,303,211
Nippon Building Fund, Inc. REIT	1,992	11,537,760
Nippon Prologis REIT, Inc.	2,971	9,265,940
NIPPON REIT Investment Corp. (a)	547	1,962,938
Nomura Real Estate Master Fund, Inc. REIT	5,679	8,118,751
Orix JREIT, Inc.	3,318	5,479,384
Premier Investment Corp. REIT	1,576	1,946,244
Sekisui House Reit, Inc.	5,208	3,783,234
Tokyu REIT, Inc.	1,135	1,798,499
United Urban Investment Corp. REIT	3,747	4,630,899
		184,204,899
MALTA — 0.0% (d)
BGP Holdings PLC (e)	1,313,937	—
MEXICO — 0.2%
Fibra Uno Administracion SA de CV REIT	3,541,708	3,999,319
Security Description	Shares	Value
NETHERLANDS — 0.1%
Eurocommercial Properties NV REIT (b)	42,309	$796,179
Wereldhave NV REIT (a)	49,290	648,923
		1,445,102
NORWAY — 0.3%
Entra ASA (f)	201,490	4,570,146
ROMANIA — 0.2%
NEPI Rockcastle PLC	498,770	3,174,878
SAUDI ARABIA — 0.1%
Arabian Centres Co., Ltd.	127,178	849,187
SINGAPORE — 3.5%
Ascendas Real Estate Investment Trust	3,815,191	8,602,330
CapitaLand Integrated Commercial Trust REIT	5,453,101	8,912,116
CapitaLand, Ltd.	3,023,317	7,503,106
ESR-REIT	59,367	17,743
Frasers Centrepoint Trust REIT	1,602,493	2,982,736
Frasers Logistics & Commercial Trust REIT	3,218,000	3,433,118
Keppel DC REIT	1,545,700	3,286,359
Keppel REIT (a)	2,034,512	1,724,097
Mapletree Commercial Trust REIT	2,633,431	4,244,095
Mapletree Industrial Trust REIT	2,020,100	4,417,273
Mapletree Logistics Trust REIT	3,381,763	5,143,074
Mapletree North Asia Commercial Trust REIT	2,448,200	1,796,810
Suntec Real Estate Investment Trust	2,576,795	2,905,024
		54,967,881
SOUTH AFRICA — 0.4%
Growthpoint Properties, Ltd. REIT	4,062,328	3,476,366
Hyprop Investments, Ltd. REIT (a)(b)	313,297	629,633
Redefine Properties, Ltd. REIT	6,667,285	1,511,501
		5,617,500
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	305,078	2,995,557
Merlin Properties Socimi SA REIT	403,900	3,844,812
		6,840,369
SWEDEN — 1.6%
Castellum AB	291,769	7,414,529
Fabege AB	328,869	5,179,780
Hufvudstaden AB Class A	141,635	2,348,928
Klovern AB Class B	807,066	1,527,151
Kungsleden AB	219,221	2,405,077
Samhallsbyggnadsbolaget i Norden AB (a)	962,659	3,359,469

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Wihlborgs Fastigheter AB	160,654	$3,626,797
		25,861,731
SWITZERLAND — 1.0%
PSP Swiss Property AG	50,810	6,799,958
Swiss Prime Site AG	91,529	8,998,100
		15,798,058
THAILAND — 0.2%
Central Pattana PCL NVDR	1,651,200	2,631,669
UNITED KINGDOM — 4.5%
British Land Co. PLC REIT	1,129,695	7,551,313
Capital & Counties Properties PLC REIT	1,045,961	2,073,175
Derwent London PLC REIT	135,710	5,743,349
Grainger PLC	810,579	3,142,346
Great Portland Estates PLC REIT	310,835	2,838,303
Hammerson PLC REIT	4,715,423	1,601,768
Land Securities Group PLC REIT	905,082	8,336,262
LondonMetric Property PLC REIT	1,112,053	3,481,075
Primary Health Properties PLC REIT	1,598,294	3,338,355
Segro PLC REIT	1,436,874	18,612,134
Shaftesbury PLC REIT (a)	364,217	2,832,859
Tritax Big Box REIT PLC	2,053,043	4,711,955
UNITE Group PLC REIT (b)	482,974	6,899,100
		71,161,994
UNITED STATES — 58.8%
Acadia Realty Trust REIT	105,466	1,496,563
Agree Realty Corp. REIT (a)	67,927	4,522,580
Alexandria Real Estate Equities, Inc. REIT	149,369	26,620,543
American Assets Trust, Inc. REIT	61,421	1,773,838
American Campus Communities, Inc. REIT	165,579	7,081,814
American Homes 4 Rent Class A, REIT	323,681	9,710,430
Americold Realty Trust REIT	246,821	9,213,828
Apartment Income REIT Corp. (b)	179,265	6,885,569
Apartment Investment & Management Co. Class A, REIT	184,965	976,615
Apple Hospitality REIT, Inc.	251,831	3,251,138
AvalonBay Communities, Inc. REIT	169,181	27,141,708
Boston Properties, Inc. REIT	170,844	16,149,883
Brandywine Realty Trust REIT	204,342	2,433,713
Brixmor Property Group, Inc. REIT	356,846	5,905,801
Camden Property Trust REIT	117,435	11,734,105
CareTrust REIT, Inc.	114,790	2,546,042
Centerspace REIT	15,856	1,120,068
Security Description	Shares	Value
Chatham Lodging Trust REIT	57,535	$621,378
City Office REIT, Inc.	50,786	496,179
Columbia Property Trust, Inc. REIT	140,087	2,008,848
Community Healthcare Trust, Inc. REIT	27,924	1,315,500
Corporate Office Properties Trust REIT	134,750	3,514,280
Cousins Properties, Inc. REIT	178,891	5,992,848
CubeSmart REIT	235,206	7,905,274
DiamondRock Hospitality Co. REIT	243,967	2,012,728
Digital Realty Trust, Inc. REIT	339,120	47,310,631
Diversified Healthcare Trust REIT	291,230	1,199,868
Douglas Emmett, Inc. REIT	198,442	5,790,538
Duke Realty Corp. REIT	448,549	17,928,504
Easterly Government Properties, Inc. REIT	96,926	2,195,374
EastGroup Properties, Inc. REIT	47,595	6,570,966
Empire State Realty Trust, Inc. Class A, REIT (a)	169,771	1,582,266
EPR Properties REIT	90,318	2,935,335
Equity Commonwealth REIT	146,042	3,984,026
Equity LifeStyle Properties, Inc. REIT	204,273	12,942,737
Equity Residential REIT	414,998	24,601,081
Essential Properties Realty Trust, Inc. REIT	129,381	2,742,877
Essex Property Trust, Inc. REIT	79,112	18,782,771
Extra Space Storage, Inc. REIT	155,849	18,056,665
Federal Realty Investment Trust REIT	82,814	7,049,128
First Industrial Realty Trust, Inc. REIT	157,423	6,632,231
Four Corners Property Trust, Inc. REIT	86,094	2,563,018
Franklin Street Properties Corp. REIT	114,538	500,531
Front Yard Residential Corp. REIT	60,334	977,411
Getty Realty Corp. REIT	42,064	1,158,443
Global Net Lease, Inc. REIT	109,585	1,878,287
Healthcare Realty Trust, Inc. REIT	163,583	4,842,057
Healthcare Trust of America, Inc. Class A, REIT	263,008	7,243,240
Healthpeak Properties, Inc. REIT	649,240	19,626,525
Hersha Hospitality Trust REIT	44,072	347,728
Highwoods Properties, Inc. REIT	125,054	4,955,890
Host Hotels & Resorts, Inc. REIT	850,182	12,438,163
Hudson Pacific Properties, Inc. REIT	182,979	4,395,156

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	115,929	$1,556,926
Industrial Logistics Properties Trust REIT	79,813	1,858,845
Innovative Industrial Properties, Inc. REIT	26,595	4,870,342
Invitation Homes, Inc. REIT	679,591	20,183,853
JBG SMITH Properties REIT	133,818	4,184,489
Kilroy Realty Corp. REIT	126,196	7,243,650
Kimco Realty Corp. REIT	520,951	7,819,474
Kite Realty Group Trust REIT	102,956	1,540,222
Lexington Realty Trust REIT	332,813	3,534,474
Life Storage, Inc. REIT	58,566	6,992,195
LTC Properties, Inc. REIT	47,968	1,866,435
Macerich Co. REIT (a)	134,845	1,438,796
Mack-Cali Realty Corp. REIT	103,769	1,292,962
Mid-America Apartment Communities, Inc. REIT	138,757	17,579,124
Monmouth Real Estate Investment Corp. REIT	119,850	2,075,802
National Health Investors, Inc. REIT	53,783	3,720,170
National Retail Properties, Inc. REIT	209,317	8,565,252
National Storage Affiliates Trust REIT	75,950	2,736,478
NexPoint Residential Trust, Inc. REIT	26,742	1,131,454
Office Properties Income Trust REIT	59,039	1,341,366
Omega Healthcare Investors, Inc. REIT	273,587	9,936,680
Paramount Group, Inc. REIT	203,106	1,836,078
Park Hotels & Resorts, Inc. REIT	283,446	4,861,099
Pebblebrook Hotel Trust REIT	157,048	2,952,502
Piedmont Office Realty Trust, Inc. Class A, REIT	151,031	2,451,233
Prologis, Inc. REIT	894,140	89,109,992
PS Business Parks, Inc. REIT	24,062	3,197,118
Public Storage REIT	184,086	42,510,980
QTS Realty Trust, Inc. Class A, REIT	77,326	4,784,933
Realty Income Corp. REIT	425,235	26,436,860
Regency Centers Corp. REIT	190,120	8,667,571
Retail Opportunity Investments Corp. REIT	142,493	1,907,981
Retail Properties of America, Inc. Class A, REIT	256,527	2,195,871
Rexford Industrial Realty, Inc. REIT	157,245	7,722,302
RLJ Lodging Trust REIT	197,876	2,799,945
RPT Realty REIT	98,657	853,383
Ryman Hospitality Properties, Inc. REIT	66,124	4,480,562
Seritage Growth Properties Class A, REIT (a)(b)	43,053	632,018
Service Properties Trust REIT	197,373	2,267,816
Security Description	Shares	Value
Simon Property Group, Inc. REIT	396,251	$33,792,285
SITE Centers Corp. REIT	182,099	1,842,842
SL Green Realty Corp. REIT	87,364	5,205,147
Spirit Realty Capital, Inc. REIT	137,551	5,525,424
STAG Industrial, Inc. REIT	179,401	5,618,839
STORE Capital Corp. REIT	284,797	9,677,402
Summit Hotel Properties, Inc. REIT	129,303	1,165,020
Sun Communities, Inc. REIT	129,748	19,715,209
Sunstone Hotel Investors, Inc. REIT	258,597	2,929,904
Tanger Factory Outlet Centers, Inc. REIT (a)	114,451	1,139,932
Terreno Realty Corp. REIT	82,939	4,852,761
UDR, Inc. REIT	355,037	13,644,072
Universal Health Realty Income Trust REIT	15,447	992,779
Urban Edge Properties REIT	131,272	1,698,660
Ventas, Inc. REIT	453,980	22,263,179
VEREIT, Inc.	265,539	10,034,719
Vornado Realty Trust REIT	188,675	7,045,124
Washington Prime Group, Inc. REIT (a)	25,492	165,953
Washington Real Estate Investment Trust	98,591	2,132,523
Weingarten Realty Investors REIT	144,673	3,135,064
Welltower, Inc. REIT	505,368	32,656,880
WP Carey, Inc. REIT	212,899	15,026,411
Xenia Hotels & Resorts, Inc. REIT	138,938	2,111,858
		927,171,940
TOTAL COMMON STOCKS (Cost $1,608,352,695)		1,568,049,955

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g) (h)	1,621,629	1,621,953
State Street Navigator Securities Lending Portfolio II (i) (j)	8,228,392	8,228,392
TOTAL SHORT-TERM INVESTMENTS (Cost $9,850,345)		9,850,345
TOTAL INVESTMENTS — 100.1% (Cost $1,618,203,040)		1,577,900,300
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,053,103)
NET ASSETS — 100.0%		$1,576,847,197
(a)	All or a portion of the shares of the security are on loan at December 31, 2020.
(b)	Non-income producing security.

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	250	03/19/2021	$8,217,762	$8,372,500	$154,738
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,568,049,955	$—	$0(a)	$1,568,049,955
Short-Term Investments	9,850,345	—	—	9,850,345
TOTAL INVESTMENTS	$1,577,900,300	$—	$0	$1,577,900,300
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	154,738	—	—	154,738
TOTAL OTHER FINANCIAL INSTRUMENTS:	$154,738	$—	$—	$154,738
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,578,055,038	$—	$—	$1,578,055,038
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,037,667	$1,037,875	$24,892,597	$24,308,519	$—	$—	1,621,629	$1,621,953	$402
State Street Navigator Securities Lending Portfolio II	15,555,494	15,555,494	45,790,304	53,117,406	—	—	8,228,392	8,228,392	151,947
Total		$16,593,369	$70,682,901	$77,425,925	$—	$—		$9,850,345	$152,349
See accompanying notes to schedule of investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2020 are disclosed in the Schedules of Investments.
Subsequent Event
At the recommendation of SSGA Funds Management, Inc. (the “Adviser”), the Trust’s investment adviser, the Trust’s Board of Trustees voted to close and liquidate the following Funds.
SPDR EURO STOXX Small Cap ETF
SPDR Solactive Canada ETF
SPDR Solactive Germany ETF
SPDR Solactive Hong Kong ETF
SPDR Solactive Japan ETF
SPDR Solactive United Kingdom ETF
Each Fund will create and redeem creation units through March 17, 2021, which will also be the last day of trading of each Fund’s shares on the NYSE Arca, Inc., each Fund’s principal U.S. listing exchange. Each Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about March 23, 2021 (the “Liquidation Date”). Shareholders of record of each Fund remaining on the Liquidation Date will receive cash at the net asset value of their shares as of such date, which will include any net capital gains and net investment income as of this date that had not been previously distributed. Any net capital gains and net investment income from the previous fiscal year, which were not distributed by the end of the most recent fiscal

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2020 (Unaudited)

year-end, may be distributed to shareholders in advance of the Liquidation Date, in what is commonly referred to as a “spillback distribution.”
Prior to the Liquidation Date, each Fund will be in the process of closing down and liquidating its portfolio, which will result in the Fund not tracking its Index and increasing its holdings in cash and/or cash equivalents, which may not be consistent with the Fund’s investment objective and strategy. Shareholders of a Fund may sell their holdings on the NYSE Arca, Inc. prior to March 18, 2021. Customary brokerage charges may apply to such transactions. From March 18, 2021 through the Liquidation Date, we cannot assure you that there will be a market for your shares.
On or about March 24, 2021, each Fund will distribute to its remaining shareholders a liquidating cash distribution equal to the current net asset value of their shares. While Fund shareholders remaining on the Liquidation Date will not incur transaction fees, shareholders generally will recognize a capital gain or loss on the redemptions. Shareholders should contact their tax adviser to discuss the income tax consequences of the liquidation.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.